                                         File Numbers: 333-136242 and 811-04294

                      SECURITIES AND EXCHANGE COMMISSION

                            Washington, D.C. 20549

                                   FORM N-4

         REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933    X
                                                                   ---


                      Post-Effective Amendment Number  27
                                                       ---


                            Registration Statement

                                    and/or

      REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940   X
                                                                       ---


                      Post-Effective Amendment Number  302
                                                       ---


                           VARIABLE ANNUITY ACCOUNT
                          (Exact Name of Registrant)

                       Minnesota Life Insurance Company
                              (Name of Depositor)

            400 Robert Street North, St. Paul, Minnesota 55101-2098 (Address of Depositor's Principal Executive Offices) (Zip Code)

                                (651) 665-3500
              (Depositor's Telephone Number, Including Area Code)

                           Gary R. Christensen, Esq.

             Senior Vice President, Secretary and General Counsel

                       Minnesota Life Insurance Company
                            400 Robert Street North
                        St. Paul, Minnesota 55101-2098
                    (Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box)

    [ ]  immediately upon filing pursuant to paragraph (b)


    [X]  on May 1, 2018 pursuant to paragraph (b) of Rule 485


    [ ]  60 days after filing pursuant to paragraph (a)(i)

    [ ]  on (date) pursuant to paragraph (a)(i)

    [ ]  75 days after filing pursuant to paragraph (a)(ii)

    [ ]  on (date) pursuant to paragraph (a)(ii) of Rule 485.

If appropriate, check the following box:

    [ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

TITLE OF SECURITIES BEING REGISTERED
   Variable Annuity Contracts

MULTIOPTION LEGEND
VARIABLE ANNUITY CONTRACT
MINNESOTA LIFE INSURANCE COMPANY


[LOGO]     MINNESOTALIFE




400 ROBERT STREET NORTH . ST. PAUL, MINNESOTA 55101-2098 . TELEPHONE:
1-800-362-3141 . HTTP://WWW.SECURIAN.COM

This Prospectus sets forth the information that a prospective investor should know before investing. It describes an individual, flexible payment, variable annuity contract ("the contract") offered by the Minnesota Life Insurance Company. The Multioption Legend Contract is no longer available to new sales. This contract is designed for long term investors. It may be used in connection with all types of personal retirement plans or independent of a retirement plan.

This contract is NOT:
  .  a bank deposit or obligation
  .  federally insured
  .  endorsed by any bank or government agency

You may invest your contract values in our Variable Annuity Account or certain fixed accounts that are available.

THE VARIABLE ANNUITY ACCOUNT INVESTS IN THE FOLLOWING FUND PORTFOLIOS:




SECURIAN FUNDS TRUST

..  SFT CORE BOND FUND -- CLASS 2 SHARES
..  SFT DYNAMIC MANAGED VOLATILITY FUND
..  SFT GOVERNMENT MONEY MARKET FUND
..  SFT INDEX 400 MID-CAP FUND -- CLASS 2 SHARES
..  SFT INDEX 500 FUND -- CLASS 2 SHARES
..  SFT INTERNATIONAL BOND FUND -- CLASS 2 SHARES
..  SFT MANAGED VOLATILITY EQUITY FUND
..  SFT MORTGAGE SECURITIES FUND -- CLASS 2 SHARES
..  SFT REAL ESTATE SECURITIES FUND -- CLASS 2 SHARES

..  SFT IVY/SM/ GROWTH FUND*
..  SFT IVY/SM/ SMALL CAP GROWTH FUND*


..  SFT T. ROWE PRICE VALUE FUND

..  SFT WELLINGTON CORE EQUITY FUND -- CLASS 2 SHARES

  *'IVY' IS THE SERVICE MARK OF IVY DISTRIBUTORS, INC., AN AFFILIATE OF THE IVY
   INVESTMENT MANAGEMENT COMPANY, THE FUNDS' SUBADVISOR.


[LOGO]        AB
      ALLIANCE BERNSTEIN
         Investments

AB VARIABLE PRODUCTS SERIES FUND, INC.
..  DYNAMIC ASSET ALLOCATION PORTFOLIO -- CLASS B SHARES
..  INTERNATIONAL VALUE PORTFOLIO -- CLASS B SHARES

[LOGO] American Century
       Investments/R/

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.
..  VP INCOME & GROWTH FUND -- CLASS II SHARES
AMERICAN CENTURY VARIABLE PORTFOLIOS II, INC.
..  VP INFLATION PROTECTION FUND -- CLASS II SHARES

[LOGO]

AMERICAN FUNDS INSURANCE SERIES(R)
..  GLOBAL BOND FUND - CLASS 2 SHARES
..  GLOBAL GROWTH FUND - CLASS 2 SHARES
..  GLOBAL SMALL CAPITALIZATION FUND - CLASS 2 SHARES
..  GROWTH FUND - CLASS 2 SHARES
..  GROWTH-INCOME FUND - CLASS 2 SHARES
..  INTERNATIONAL FUND - CLASS 2 SHARES
..  NEW WORLD FUND(R) - CLASS 2 SHARES
..  U.S. GOVERNMENT/AAA-RATED SECURITIES FUND - CLASS 2 SHARES

[LOGO]

LEGG MASON PARTNERS VARIABLE EQUITY TRUST
..  CLEARBRIDGE VARIABLE SMALL CAP GROWTH PORTFOLIO -- CLASS II SHARES

[LOGO] Fidelity/(R)/
       INVESTMENTS

FIDELITY(R) VARIABLE INSURANCE PRODUCTS FUNDS
..  EQUITY-INCOME PORTFOLIO -- SERVICE CLASS 2 SHARES
..  MID CAP PORTFOLIO -- SERVICE CLASS 2 SHARES

[LOGO]


FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
..  FRANKLIN MUTUAL SHARES VIP FUND -- CLASS 2 SHARES
..  FRANKLIN SMALL CAP VALUE VIP FUND -- CLASS 2 SHARES
..  FRANKLIN SMALL-MID CAP GROWTH VIP FUND -- CLASS 2 SHARES
..  TEMPLETON DEVELOPING MARKETS VIP FUND -- CLASS 2 SHARES

[LOGO] Goldman Sachs Asset Management

GOLDMAN SACHS VARIABLE INSURANCE TRUST
.. GOLDMAN SACHS VIT GLOBAL TRENDS ALLOCATION FUND -- SERVICE SHARES .. GOLDMAN SACHS VIT HIGH QUALITY FLOATING RATE FUND -- SERVICE SHARES

[LOGO]

AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS) .. INVESCO V.I. AMERICAN VALUE FUND -- SERIES II SHARES
..  INVESCO V.I. COMSTOCK FUND -- SERIES II SHARES
..  INVESCO V.I. EQUITY AND INCOME FUND -- SERIES II SHARES
..  INVESCO V.I. GROWTH AND INCOME FUND -- SERIES II SHARES
..  INVESCO V.I. SMALL CAP EQUITY FUND -- SERIES II SHARES

[LOGO] IVY INVESTMENTS/R/





IVY VARIABLE INSURANCE PORTFOLIOS
..  IVY VIP ASSET STRATEGY -- CLASS II SHARES
..  IVY VIP BALANCED -- CLASS II SHARES
..  IVY VIP CORE EQUITY -- CLASS II SHARES
..  IVY VIP GLOBAL GROWTH -- CLASS II SHARES
..  IVY VIP HIGH INCOME -- CLASS II SHARES
..  IVY VIP INTERNATIONAL CORE EQUITY -- CLASS II SHARES
..  IVY VIP MICRO CAP GROWTH -- CLASS II SHARES
..  IVY VIP MID CAP GROWTH -- CLASS II SHARES
..  IVY VIP NATURAL RESOURCES -- CLASS II SHARES
..  IVY VIP SCIENCE AND TECHNOLOGY -- CLASS II SHARES
..  IVY VIP SMALL CAP CORE -- CLASS II SHARES
..  IVY VIP VALUE -- CLASS II SHARES
..  IVY VIP PATHFINDER MODERATELY AGGRESSIVE -- MANAGED VOLATILITY -- CLASS II
   SHARES
..  IVY VIP PATHFINDER MODERATELY CONSERVATIVE -- MANAGED VOLATILITY -- CLASS II
   SHARES
..  IVY VIP PATHFINDER MODERATE -- MANAGED VOLATILITY -- CLASS II SHARES





JANUS ASPEN SERIES

..  JANUS HENDERSON BALANCED PORTFOLIO -- SERVICE SHARES*
.. JANUS HENDERSON FLEXIBLE BOND PORTFOLIO -- SERVICE SHARES* .. JANUS HENDERSON FORTY PORTFOLIO -- SERVICE SHARES*
.. JANUS HENDERSON MID CAP VALUE PORTFOLIO -- SERVICE SHARES* .. JANUS HENDERSON OVERSEAS PORTFOLIO -- SERVICE SHARES*

  *THE ADDITION OF "JANUS HENDERSON" AS PART OF THE PORTFOLIOS' LEGAL NAME WAS
   EFFECTIVE ON JUNE 5, 2017.


[LOGO] MFS/(SM)/




MFS(R) VARIABLE INSURANCE TRUST
..  MFS(R) MID CAP GROWTH SERIES -- SERVICE CLASS

MFS(R) VARIABLE INSURANCE TRUST II
..  MFS(R) INTERNATIONAL VALUE PORTFOLIO -- SERVICE CLASS

[LOGO]Morgan Stanley
      Investment Management

MORGAN STANLEY VARIABLE INSURANCE FUND
..  MORGAN STANLEY VIF EMERGING MARKETS EQUITY PORTFOLIO -- CLASS II SHARES

[LOGO]

ALPS VARIABLE INVESTMENT TRUST
..  MORNINGSTAR AGGRESSIVE GROWTH ETF ASSET ALLOCATION PORTFOLIO -- CLASS II
   SHARES*
..  MORNINGSTAR BALANCED ETF ASSET ALLOCATION PORTFOLIO -- CLASS II SHARES*
.. MORNINGSTAR CONSERVATIVE ETF ASSET ALLOCATION PORTFOLIO -- CLASS II SHARES* .. MORNINGSTAR GROWTH ETF ASSET ALLOCATION PORTFOLIO -- CLASS II SHARES*
..  MORNINGSTAR INCOME AND GROWTH ETF ASSET ALLOCATION PORTFOLIO -- CLASS II
   SHARES*

  *THESE PORTFOLIOS ARE STRUCTURED AS FUND OF FUNDS THAT INVEST DIRECTLY IN
   SHARES OF UNDERLYING FUNDS. SEE THE SECTION ENTITLED "AN OVERVIEW OF CONTRACT FEATURES -- THE PORTFOLIOS" FOR ADDITIONAL INFORMATION.

[LOGO] NEUBERGER BERMAN



NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST

..  NEUBERGER BERMAN AMT SUSTAINABLE EQUITY PORTFOLIO -- S CLASS SHARES

[LOGO]
OppenheimerFunds/TM/
The Right Way to Invest

OPPENHEIMER VARIABLE ACCOUNT FUNDS
..  MAIN STREET SMALL CAP FUND(R)/VA -- SERVICE SHARES
..  OPPENHEIMER INTERNATIONAL GROWTH FUND/VA -- SERVICE SHARES

[LOGO]PIMCO

PIMCO VARIABLE INSURANCE TRUST
.. PIMCO GLOBAL DIVERSIFIED ALLOCATION PORTFOLIO -- ADVISOR CLASS SHARES .. PIMCO VIT LOW DURATION PORTFOLIO -- ADVISOR CLASS SHARES
..  PIMCO VIT TOTAL RETURN PORTFOLIO -- ADVISOR CLASS SHARES

[LOGO] Putnam Investments

PUTNAM VARIABLE TRUST
..  PUTNAM VT EQUITY INCOME FUND -- CLASS IB SHARES


..  PUTNAM VT GROWTH OPPORTUNITIES -- CLASS IB SHARES
..  PUTNAM VT INTERNATIONAL EQUITY FUND -- CLASS IB SHARES

..  PUTNAM VT SUSTAINABLE LEADERS FUND -- CLASS IB SHARES


[LOGO] TOPS/R/

NORTHERN LIGHTS VARIABLE TRUST
..  TOPS(R) MANAGED RISK BALANCED ETF PORTFOLIO -- CLASS 2 SHARES
..  TOPS(R) MANAGED RISK FLEX ETF PORTFOLIO
..  TOPS(R) MANAGED RISK GROWTH ETF PORTFOLIO -- CLASS 2 SHARES
..  TOPS(R) MANAGED RISK MODERATE GROWTH ETF PORTFOLIO -- CLASS 2 SHARES
Your contract value and the amount of each variable annuity payment will vary in accordance with the performance of the investment portfolio(s) ("Portfolio(s)") you select for amounts allocated to the Variable Annuity Account. You bear the entire investment risk for amounts you allocate to those Portfolios.

This Prospectus includes the information you should know before purchasing a contract. You should read it and keep it for future reference. A Statement of Additional Information, with the same date, contains further contract information. It has been filed with the Securities and Exchange Commission ("SEC") and is incorporated by reference into this Prospectus. A copy of the Statement of Additional Information may be obtained without charge by calling:
1-800-362-3141 or by writing to us at the address shown above. The table of contents for the Statement of Additional Information may be found at the end of this Prospectus. A copy of the text of this Prospectus and the Statement of Additional Information may also be found at the SEC's web site: http://www.sec.gov, via its EDGAR database.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION, NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

THIS PROSPECTUS SHOULD BE READ CAREFULLY AND RETAINED FOR FUTURE REFERENCE.


THE DATE OF THIS PROSPECTUS AND OF THE STATEMENT OF ADDITIONAL INFORMATION IS:
MAY 1, 2018.

                               TABLE OF CONTENTS

                                                               PAGE
             SPECIAL TERMS....................................   1
             HOW TO CONTACT US................................   3
             AN OVERVIEW OF CONTRACT FEATURES.................   4
             CONTRACT CHARGES AND EXPENSES....................  11
             CONDENSED FINANCIAL INFORMATION AND
              FINANCIAL STATEMENTS............................  14
             DESCRIPTION OF THE CONTRACT......................  20
               Right of Cancellation or "Free Look"...........  20
               1035 Exchanges or Replacements.................  21
               Purchase Payments..............................  21
               Automatic Purchase Plan........................  21
               Purchase Payment Allocation Options............  22
               Focused Portfolio Strategies or Models.........  22
               CustomChoice Allocation Option.................  23
               Transfers......................................  26
               Market Timing and Disruptive Trading...........  27
               Systematic Transfer Arrangements...............  28
                  Automatic Portfolio Rebalancing.............  29
                  Dollar Cost Averaging.......................  29
                  DCA Fixed Account Option....................  29
               Purchase Payments and Value of the
                Contract......................................  31
                  Crediting Accumulation Units................  31
                  Value of the Contract.......................  31
                  Accumulation Unit Value.....................  32
               Net Investment Factor for Each Valuation
                Period........................................  32
               Redemptions, Withdrawals and Surrender.........  32
               Modification and Termination of the
                Contract......................................  33
               Assignment.....................................  34
               Deferment of Payment...........................  34
               Confirmation Statements and Reports............  34
             CONTRACT CHARGES AND FEES........................  34
               Deferred Sales Charge..........................  34
                  Nursing Home or Terminal Illness
                   Waiver.....................................  36
                  Unemployment Waiver.........................  37
               Mortality and Expense Risk Charge..............  37
               Administrative Charge..........................  37
               Annual Maintenance Fee.........................  37
               Optional Contract Rider Charges................  38
               Premium Taxes..................................  41
               Transfer Charges...............................  41
               Market Value Adjustment........................  41
               Underlying Portfolio Charges...................  41
             ANNUITIZATION BENEFITS AND OPTIONS...............  41
               Annuity Payments...............................  41
               Electing the Retirement Date and Annuity
                Option........................................  42
               Annuity Options................................  43
               Calculation of Your First Annuity Payment......  44
               Amount of Subsequent Variable Annuity
                Payments......................................  45
               Value of the Annuity Unit......................  45
               Transfers after you have Annuitized your
                Contract......................................  45
             DEATH BENEFITS...................................  46
               Before Annuity Payments Begin..................  46
               Optional Death Benefits........................  47
                  Highest Anniversary Value Death Benefit
                   Option.....................................  47

                                                               PAGE
                  Premier Death Benefit Option................  49
                  Estate Enhancement Benefit (EEB)
                   Option.....................................  50
               Death Benefits After Annuity Payments
                Begin.........................................  52
               Abandoned Property Requirements................  52
             OTHER CONTRACT OPTIONS (LIVING BENEFITS).........  52
               Guaranteed Minimum Income Benefit (GMIB)
                Option........................................  53
               Encore Lifetime Income -- Single (Encore --
                Single) Option................................  61
               Encore Lifetime Income -- Joint (Encore --
                Joint) Option.................................  69
               Ovation Lifetime Income II -- Single
                (Ovation II -- Single) Option.................  77
               Ovation Lifetime Income II -- Joint
                (Ovation II -- Joint) Option..................  85
               Guaranteed Income Provider Benefit (GIPB)
                Option........................................  94
               Guaranteed Minimum Withdrawal Benefit
                (GMWB) Option.................................  97
               Guaranteed Lifetime Withdrawal Benefit
                (GLWB) Option................................. 102
               Guaranteed Lifetime Withdrawal Benefit II-
                Single (GLWB II-Single) Option................ 107
               Guaranteed Lifetime Withdrawal Benefit II-
                Joint (GLWB II-Joint) Option.................. 114
             GENERAL INFORMATION.............................. 121
               The Company -- Minnesota Life Insurance
                Company....................................... 121
               The Separate Account -- Variable Annuity
                Account....................................... 122
               Changes to the Separate Account -- Additions,
                Deletions or Substitutions.................... 122
               Compensation Paid for the Sale of Contracts.... 123
               Payments Made by Underlying Mutual
                Funds......................................... 125
               Fixed Account(s) and the Guaranteed Term
                Account....................................... 126
             VOTING RIGHTS.................................... 128
             FEDERAL TAX STATUS............................... 129
             PERFORMANCE DATA................................. 137
             CYBERSECURITY.................................... 137
             STATEMENT OF ADDITIONAL INFORMATION.............. 138
             APPENDIX A -- Condensed Financial
              Information and Financial Statements............ A-1
             APPENDIX B -- Illustration of Variable Annuity
              Values.......................................... B-1
               Illustration of Variable Annuity Income........ B-2
               Illustration of Market Value Adjustments....... B-3
             APPENDIX C -- Types of Qualified Plans........... C-1
             APPENDIX D -- Examples of the Guaranteed
              Minimum Withdrawal Benefit Option............... D-1
             APPENDIX E -- Examples of the Guaranteed
              Lifetime Withdrawal Benefit Option.............. E-1
             APPENDIX F -- Examples of Guaranteed
              Lifetime Withdrawal Benefit II -- Single and
              Joint Options................................... F-1
             APPENDIX G -- Examples of the Guaranteed
              Minimum Income Benefit Option................... G-1
             APPENDIX H -- Examples of the Encore Lifetime
              Income Single and Joint Options................. H-1
             APPENDIX I -- Examples of the Ovation Lifetime
              Income II Single and Joint Options.............. I-1

--------------------------------------------------------------------------------
THIS PROSPECTUS IS NOT AN OFFERING IN ANY JURISDICTION IN WHICH THE OFFERING WOULD BE UNLAWFUL. WE HAVE NOT AUTHORIZED ANY DEALER, SALESPERSON, REPRESENTATIVE OR OTHER PERSON TO GIVE ANY INFORMATION OR MAKE ANY REPRESENTATIONS IN CONNECTION WITH THIS OFFERING OTHER THAN THOSE CONTAINED IN THE PROSPECTUS, AND, IF GIVEN OR MADE, YOU SHOULD NOT RELY ON THEM.
--------------------------------------------------------------------------------

SPECIAL TERMS

As used in this Prospectus, the following terms have the indicated meanings:

ACCUMULATION UNIT: an accounting unit of measure used to calculate the value of a sub-account of the variable annuity account, of this contract before annuity payments begin.

ANNUITANT:  the person who may receive lifetime benefits under the contract.

ANNUITY: a series of payments for life; for life with a minimum number of payments guaranteed; for the joint lifetime of the annuitant and another person and thereafter during the lifetime of the survivor; or for a period certain.

ANNUITY UNIT: an accounting unit of measure used to calculate the value of annuity payments under a variable annuity income option.

ASSUMED INVESTMENT RETURN: the annual investment return (AIR) used to determine the amount of the initial variable annuity payment. Currently the AIR is equal to 4.5%.

ANNUITY COMMENCEMENT DATE: the date on which annuity payments are to begin. This may be the maturity date or a date you select prior to the maturity date.

BENEFICIARY: the person, persons or entity designated to receive any death benefit proceeds payable on the death of any contract owner prior to the annuity commencement date; or to receive any remaining annuity benefits payable on the death of the annuitant after the annuity commencement date. Prior to the annuity commencement date the beneficiary will be the first person on the following list who is alive on the date of death; the joint contract owner (if any), the primary (class 1) beneficiary, the secondary (class 2) beneficiary or, if none of the above is alive, to the executor or administrator of your estate.

CODE:  the Internal Revenue Code of 1986, as amended.

COMMUTED VALUE: the present value of any remaining period certain payments payable in a lump sum. The value will be based upon the then current dollar amount of one payment and the same interest rate that served as a basis for the annuity. If a commuted value is elected for a period certain on a variable annuity payment during the life of the annuitant, a deferred sales charge may apply.

CONTRACT ANNIVERSARY: the same day and month as the contract date for each succeeding year of this contract.

CONTRACT DATE:  the effective date of your contract.

CONTRACT OWNER: the owner of the contract, which could be a natural person(s), or by a corporation, trust, or custodial account that holds the contract as agent for the sole benefit of a natural person(s). The owner has all rights under this contract.

CONTRACT VALUE: the sum of your values in the variable annuity account, the DCA Fixed Account, Fixed Account, and/or the guaranteed period(s) of the guaranteed term account, or any valuation date prior to the annuity commencement date.

CONTRACT YEAR: a period of one year beginning with the contract date or a contract anniversary.

DOLLAR COST AVERAGING (DCA) FIXED ACCOUNT: a fixed account option available for purchase payment allocations. Purchase payments allocated to the DCA Fixed Account will be transferred out to the sub-accounts of the variable annuity account that you elect, over a specific time period. Amounts in the DCA Fixed Account are part of our general account.

FIXED ANNUITY: an annuity providing for payments of guaranteed amounts throughout the payment period.

GENERAL ACCOUNT: all of our assets other than those held in our separate accounts. Sometimes also referred to as fixed accounts.

GUARANTEE PERIOD: in the Guaranteed Term Account, a period of one or more years, for which the current interest rate is guaranteed. Allocation to a particular guarantee period is an allocation to the guaranteed term account.

GUARANTEED TERM ACCOUNT: Not available to contracts issued on or after June 1, 2011 (or such later date if approved later in your state); a non-unitized separate account providing guarantee periods of different lengths. Purchase payments or transfers may be allocated to one or more of the available guarantee periods within the guaranteed term account. Amounts allocated are credited with interest rates guaranteed by us for the entire guarantee period. The assets of the guaranteed term account are ours and are not subject to claims arising out of any other business of ours.

MARKET VALUE ADJUSTMENT ("MVA"): the adjustment made to any amount you withdraw, surrender, apply to provide annuity payments, or transfer from a guarantee period of the guaranteed term account prior to the renewal date. This adjustment may be positive or negative and reflects the impact of changes in applicable interest rates between the time the purchase payment, transfer, or renewal is allocated to the guaranteed term account and the time of the withdrawal, surrender, annuity payment election or transfer.

MATURITY DATE: The date this contract matures. The maturity date will be the first of the month following the later of: (a) the Annuitant's 85th birthday; or (b) ten years after the contract date, unless otherwise agreed to by us.

NET INVESTMENT FACTOR: the net investment factor for a valuation period is the gross investment rate for such valuation period less a deduction for the charges to the variable account including any applicable optional benefit riders. The gross investment factor is a measure of the performance of the underlying fund after deductions for all charges to the variable account including those for applicable optional benefit riders.

PLAN: a tax-qualified employer pension, profit-sharing, or annuity purchase plan under which benefits are to be provided by the contract.

PORTFOLIO(S), FUND(S): the mutual funds whose separate investment portfolios we have designated as eligible investments for the variable annuity account. Each sub-account of the variable annuity account invests in a different portfolio. Currently these include the portfolios shown on the cover page of this prospectus.

PURCHASE PAYMENTS: amounts paid to us under your contract in consideration of the benefits provided.

SEPARATE ACCOUNT: a separate investment account for which the investment experience of its assets is separate from that of our other assets.

SUB-ACCOUNT: a division of the variable annuity account. Each sub-account invests in a different portfolio.

VALUATION DATE OR VALUATION DAYS:  each date on which a portfolio is valued.

VARIABLE ANNUITY: an annuity providing for payments varying in amount in accordance with the investment experience of the portfolios.

VARIABLE ANNUITY ACCOUNT: a separate investment account called the variable annuity account. The investment experience of its assets is separate from that of our other assets.

WE, OUR, US:  Minnesota Life Insurance Company.

YOU, YOUR:  the contract owner.

HOW TO CONTACT US

We make it easy for you to find information on your annuity. Here's how you can get the answers you need.

ON THE INTERNET

Visit our eService Center 24 hours a day, 7 days a week at www.securian.com. Our eService Center offers the following (when applicable):

                                    [GRAPHIC]  .  Account values
                                               .  Variable investment performance
                                               .  Interest rates (when applicable)
                                               .  Service forms
                                               .  Beneficiary information
                                               .  Transaction tools to allow transfers
                                               .  Contribution and transaction history

ANNUITY SERVICE LINE

                                    [GRAPHIC]  .  Call our service line at 1-800-362-3141 to speak with one of our customer service representatives. They're available
                                                  Monday through Friday from 7:30 a.m. to 4:30 p.m.
                                                  Central Time during normal business days.

BY MAIL

                                    [GRAPHIC]  .  Purchase Payments, service requests, and inquiries sent by regular mail should be sent to:
                                                   Minnesota Life
                                                   Annuity Services
                                                   P.O. Box 64628
                                                   St. Paul, MN 55164-0628
                                               .  All overnight express mail should be sent to:
                                                   Annuity Services A3-9999
                                                   400 Robert Street North
                                                   St. Paul, MN 55101-2098

            To receive a current copy of the MultiOption(R) Legend Variable Annuity Statement of Additional
              Information (SAI) without charge, call 1-800-362-3141, or complete and detach the following and send it to:
                Minnesota Life Insurance Company
                Annuity Services
                P.O. Box 64628
                St. Paul, MN 55164-0628

                                      Name __________
                                      Address _______
                                      City State Zip

AN OVERVIEW OF CONTRACT FEATURES

ANNUITY CONTRACTS

An annuity is a series of payments for life; for life with a minimum number of payments guaranteed; for the joint lifetime of the annuitant and another person; or for a specified period of time. An annuity with payments which are guaranteed as to amount during the payment period is a fixed annuity. An annuity with payments which vary with the investment experience of a separate account is a variable annuity. An annuity contract may also be "deferred" or "immediate". An immediate annuity contract is one in which annuity payments begin right away, generally within a month or two after our receipt of your purchase payment. A deferred annuity contract delays your annuity payments until a later date. During this deferral period, also known as the accumulation period, your annuity purchase payments and any earnings accumulate on a tax deferred basis. Guarantees provided by the insurance company as to the benefits promised in the annuity contract are subject to the claims paying ability of the insurance company and are subject to the risk that the insurance company may default on its obligations under those guarantees.

TYPE OF CONTRACT

The contract is a variable annuity contract which provides for monthly annuity payments. These payments may begin immediately or at a future date you specify. Below is a summary of certain contract features and expenses. PLEASE SEE THE CORRESPONDING SECTION OF THE PROSPECTUS FOR COMPLETE DETAILS, RESTRICTIONS OR LIMITATIONS THAT MAY APPLY.

Your contract has a right of cancellation which is described in detail in the section entitled "Right of Cancellation or Free look". For charges that apply to your contract, please see "Contract Charges and Fees". State variations of certain features may exist. In addition, we may offer other variable annuity contracts which could be more or less expensive or have different benefits from this contract. You should talk to your registered representative about whether this contract is right for you.

*PURCHASE PAYMENTS:

        Initial Minimum                 $10,000
        Subsequent Payment Minimum      $500
                                        ($100 for automatic payment plans)

   * PLEASE NOTE: If you intend to use this contract as part of a qualified retirement plan or IRA, the qualified plan or IRA may have contribution minimums which are different than those that apply to this contract. In addition, you will receive no additional benefit from the tax deferral feature of the annuity since the retirement plan or IRA is already tax deferred. You should consult your tax advisor to ensure that you meet all of the requirements and limitations that may apply to your situation.

INVESTMENT OPTIONS:

    DCA Fixed Account (new purchase payments only)      6 month option
    DCA Fixed Account (new purchase payments only)      12 month option
   +GuaranteedTerm Account                              3 year guarantee period*
                                                        5 year guarantee period*
                                                        7 year guarantee period*
                                                        10 year guarantee period*
    Variable Annuity Account                            See the list of portfolios on the cover page

   * Subject to market value adjustment on early withdrawal -- see "General Information" for additional details. The 3 year period is not currently available.

   + Not available to contracts issued on or after June 1, 2011 (or such later date if approved later in your state).

WITHDRAWALS:


                        Minimum Withdrawal Amount
                                                       $250

    (Withdrawals and surrenders may be subject to deferred sales charges and/or market value adjustment depending upon how your contract value is allocated.)

In certain cases the deferred sales charge ("DSC") is waived on withdrawal or surrender. The following DSC waivers are included in this contract if the withdrawal or surrender is after the first contract anniversary:

  .  Nursing Home Waiver

  .  Terminal Illness Waiver

  .  Unemployment Waiver

State variations may apply to these waivers. See your representative and see "Contract Charges and Fees" for more details. The DSC is also waived at death and upon annuitization.

DEATH BENEFIT AND OPTIONAL DEATH BENEFITS

Your contract provides a death benefit. The standard death benefit included with the contract is known as the GUARANTEED MINIMUM DEATH BENEFIT. Certain optional death benefits may also be selected and may provide the opportunity for a larger death benefit. The optional death benefits include: the HIGHEST ANNIVERSARY VALUE (HAV) DEATH BENEFIT OPTION; or the PREMIER DEATH BENEFIT
(PDB) OPTION.

In addition, you may also elect the ESTATE ENHANCEMENT BENEFIT (EEB) OPTION. This contract option provides for an additional amount to be included in the death benefit proceeds when the death benefit proceeds become payable under your contract. It is intended to provide additional amounts to help offset expenses that may be due upon your death, such as federal and state taxes that may be payable on any taxable gains in your contract. Please see "Death Benefits -- Estate Enhancement Benefit (EEB) Option" for complete details.

In order to elect one or more of these optional benefits you must be less than 76 years old and you may only elect to purchase an optional death benefit when the contract is issued. Once you elect an option it may not be cancelled or terminated. Each of the optional choices has a specific charge associated with it.

ALLOCATION OF CONTRACT VALUES

You can change your allocation of future purchase payments by giving us written notice or a telephone call notifying us of the change. Before annuity payments begin, you may transfer all or a part of your contract value among the portfolios and/or one or more of the guarantee periods of the guaranteed term account if available. A market value adjustment may apply if you move amounts from the guaranteed term account prior to the end of a guarantee period. After annuity payments begin, you may instruct us to transfer amounts held as annuity reserves among the variable annuity sub-accounts or to a fixed annuity, subject to some restrictions. During the annuity period, annuity reserves may only be transferred from a variable annuity to a fixed annuity; you may not transfer from fixed annuity reserves to variable annuity reserves.

AVAILABLE ANNUITY OPTIONS

The annuity options available include a life annuity; a life annuity with a period certain of 120 months, 180 months, or 240 months; a joint and last survivor annuity; and a period certain annuity. Each annuity option may be elected as a variable or fixed annuity or a combination of the two. Other annuity options may be available from us on request.

OTHER OPTIONAL RIDERS

We have suspended the availability of the following optional riders:

  .  Guaranteed Minimum Income Benefit (effective October 4, 2013)
  .  Encore Lifetime Income -- Single (effective October 4, 2013)
  .  Encore Lifetime Income -- Joint (effective October 4, 2013)
  .  Ovation Lifetime Income II -- Single (effective October 4, 2013)
  .  Ovation Lifetime Income II -- Joint (effective October 4, 2013)
  .  Guaranteed Lifetime Withdrawal Benefit (effective August 1, 2010)
  . Guaranteed Lifetime Withdrawal Benefit II -- Single Option (effective May 15, 2009)
  . Guaranteed Lifetime Withdrawal Benefit II -- Joint Option (effective May 15, 2009)
  .  Guaranteed Minimum Withdrawal Benefit (effective May 15, 2009)
  .  Guaranteed Income Provider Benefit (effective March 1, 2010)


Certain other contract options may be available to you for an additional charge. These are sometimes referred to as "living benefits". Only one living benefit may be elected on a contract. When you elect a living benefit rider (except for the Guaranteed Income Provider Benefit) your investment choices will be limited and you must allocate your entire contract value to an asset allocation plan or model approved by us. Purchase payment amounts after your initial purchase payment may also be limited. Each contract option may or may not be beneficial to you depending upon your specific circumstances and how you intend to use your contract. For example, if you take withdrawals in excess of the annual guaranteed amount(s) it may adversely affect the benefit of the contract option. These descriptions are brief overviews of the optional riders. Please refer to the section entitled "Other Contract Options" later in the prospectus for a complete description of each rider, its benefits and its limitations and restrictions. Each rider also has a charge that applies to it. The charges are discussed in the section titled "Optional Contract Rider Charges".


GUARANTEED MINIMUM INCOME BENEFIT (GMIB)

EFFECTIVE OCTOBER 4, 2013, THIS OPTION IS NO LONGER AVAILABLE.

This contract option provides for a guaranteed minimum fixed annuity benefit, when elected on certain benefit dates, to protect against negative investment performance you may experience during your contract's accumulation period. If you do not annuitize your contract, you will not utilize the guaranteed fixed annuity benefit this option provides. If you do not intend to annuitize, this option may not be appropriate for you. The GMIB annuity payout rates are conservative so the annuity payments provided by this rider may be less than the same annuity payment option available under the base contract, even if the benefit base is greater than the contract value. Once you elect this option it cannot be canceled. This rider does not guarantee an investment return in your contract or a minimum contract value. WITHDRAWALS FROM YOUR CONTRACT WILL REDUCE THE BENEFIT YOU RECEIVE IF YOU ANNUITIZE UNDER THIS RIDER AND THERE ARE LIMITATIONS ON HOW YOUR CONTRACT VALUE MAY BE ALLOCATED IF YOU PURCHASE THIS RIDER. IF YOUR CONTRACT IS NOT ELIGIBLE FOR THE AUTOMATIC PAYMENT PHASE, ANY WITHDRAWAL OR CHARGE THAT REDUCES YOUR CONTRACT VALUE TO ZERO TERMINATES THE RIDER AND THE CONTRACT. IF YOU ANTICIPATE HAVING TO MAKE NUMEROUS WITHDRAWALS FROM THE CONTRACT, THIS RIDER MAY NOT BE APPROPRIATE. SEE THE SECTION OF THIS PROSPECTUS ENTITLED 'OTHER CONTRACT OPTIONS (LIVING BENEFITS)' FOR A COMPLETE DESCRIPTION OF THE GMIB RIDER.

ENCORE LIFETIME INCOME -- SINGLE (ENCORE -- SINGLE)

EFFECTIVE OCTOBER 4, 2013, THIS OPTION IS NO LONGER AVAILABLE.

Encore-Single is a guaranteed lifetime withdrawal benefit. This contract option is designed to provide a benefit that guarantees the contract owner a minimum annual withdrawal amount, generally over the contract owner's life, regardless of underlying sub-account performance. The amount received will be in the form of a withdrawal of contract value, if the contract value is greater than zero, or in the form of annuity payments. In each contract year, beginning on the later of the rider issue date or the contract anniversary following the 59th birthday of the oldest owner (or annuitant in the case of a non-natural owner) (the "benefit date"), you may elect to receive an amount up to the Guaranteed Annual Income (GAI) until the contract owner's death (or in the case of joint owners, until the first death). The GAI amount is based on the age of the oldest contract owner and ranges from 4% to 6% of the benefit base. SINCE THE BENEFITS OF THIS RIDER ARE ACCESSED THROUGH WITHDRAWALS FROM THE CONTRACT, IF YOU DO NOT INTEND TO TAKE WITHDRAWALS FROM THE CONTRACT, THEN THIS OPTION MAY NOT BE APPROPRIATE FOR YOU. WITHDRAWALS TAKEN PRIOR TO THE BENEFIT DATE OR IN EXCESS OF THE GAI REDUCE THE BENEFITS THIS RIDER PROVIDES AND MAY PREMATURELY TERMINATE THE CONTRACT AND THE RIDER. THIS RIDER DOES NOT GUARANTEE ANY INVESTMENT RETURN IN YOUR CONTRACT VALUE. IF YOU PURCHASE THIS RIDER, THERE ARE LIMITATIONS ON HOW FUNDS MAY BE INVESTED AND THE ENTIRE CONTRACT VALUE MUST BE ALLOCATED TO AN APPROVED ALLOCATION PLAN. See the section of this Prospectus entitled 'Other Contract Options (Living Benefits)' for important details about approved allocation plans, investment and withdrawal limitations and other restrictions when purchasing the Encore-Single rider.

This rider differs, in part, from the GLWB rider in that the Encore-Single benefit base, on which the GAI is based, has the potential to increase annually; while the GLWB provides the potential for the GAI to increase every 3 years.

ENCORE LIFETIME INCOME -- JOINT (ENCORE -- JOINT)

EFFECTIVE OCTOBER 4, 2013, THIS OPTION IS NO LONGER AVAILABLE.

Encore-Joint is also a guaranteed lifetime withdrawal benefit. Unlike Encore-Single, however, this rider is designed to provide a benefit that guarantees the contract owner a minimum annual withdrawal amount beginning on the later of the rider issue date or the contract anniversary following the 59th birthday of the youngest "Designated Life" and continuing over the lifetime of two "Designated Lives" regardless of underlying sub-account performance. The amount received will be in the form of a withdrawal of contract value, if the contract value is greater than zero, or in the form of annuity payments. In each contract year, beginning on the later of the rider issue date or the contract anniversary following the 59th birthday of the youngest Designated Life (the "benefit date") you may elect to receive an amount up to the Guaranteed Annual Income (GAI) until the death of both Designated Lives. The GAI amount is based on the age of the youngest Designated Life and ranges from 4% to 6% of the benefit base. SINCE THE BENEFITS OF THIS RIDER ARE ACCESSED THROUGH WITHDRAWALS FROM THE CONTRACT, IF YOU DO NOT INTEND TO TAKE WITHDRAWALS FROM THE CONTRACT, THEN THIS OPTION MAY NOT BE APPROPRIATE FOR YOU. WITHDRAWALS TAKEN PRIOR TO THE BENEFIT DATE OR IN EXCESS OF THE GAI REDUCE THE BENEFITS THIS RIDER PROVIDES AND MAY PREMATURELY TERMINATE THE CONTRACT AND THE RIDER. THIS RIDER DOES NOT GUARANTEE ANY INVESTMENT RETURN IN YOUR CONTRACT VALUE. IF YOU PURCHASE THIS RIDER, THERE ARE LIMITATIONS ON HOW FUNDS MAY BE INVESTED AND THE ENTIRE CONTRACT VALUE MUST BE ALLOCATED TO AN APPROVED ALLOCATION PLAN. See the section of this Prospectus entitled 'Other Contract Options (Living Benefits)' for important details about approved allocation plans, investment and withdrawal limitations and other restrictions when purchasing the Encore-Joint rider.

This rider differs, in part, from the GLWB rider in that GLWB does not offer a "joint" version of the rider and the Encore-Joint benefit base, on which the GAI is based, has the potential to increase annually as opposed to the GAI under GLWB which has the potential to increase every 3 years.

OVATION LIFETIME INCOME II -- SINGLE (OVATION II -- SINGLE)

EFFECTIVE OCTOBER 4, 2013, THIS OPTION IS NO LONGER AVAILABLE.

Ovation II-Single is a guaranteed lifetime withdrawal benefit. This contract option is designed to provide a benefit that guarantees the contract owner a minimum annual withdrawal amount, generally over the contract owner's life, regardless of underlying sub-account performance. The amount received will be in the form of a withdrawal of contract value if the contract value is greater than zero and will be pursuant to the automatic payment phase if the contract value falls to zero. In each contract year, beginning on the later of the rider effective date or the contract anniversary following the 59th birthday of the oldest owner (or annuitant in the case of a non-natural owner) (the "benefit date"), you may elect to receive an amount up to the Guaranteed Annual Income
(GAI) until the contract owner's death (or in the case of joint owners, until the first death). The GAI amount is based on the age of the oldest contract owner and ranges from 4.5% to 6.5% of the benefit base. Once you elect this rider it cannot be cancelled. SINCE THE BENEFITS OF THIS RIDER ARE ACCESSED THROUGH WITHDRAWALS FROM THE CONTRACT, IF YOU DO NOT INTEND TO TAKE WITHDRAWALS FROM THE CONTRACT, THEN THIS OPTION MAY NOT BE APPROPRIATE FOR YOU. WITHDRAWALS TAKEN PRIOR TO THE BENEFIT DATE OR IN EXCESS OF THE GAI REDUCE THE BENEFITS THIS RIDER PROVIDES (INCLUDING TERMINATING THE 200% BENEFIT BASE GUARANTEE) AND MAY PREMATURELY TERMINATE THE CONTRACT AND THE RIDER. THIS RIDER DOES NOT GUARANTEE ANY INVESTMENT RETURN IN YOUR CONTRACT VALUE. IF YOU PURCHASE THIS RIDER, THERE ARE LIMITATIONS ON HOW FUNDS MAY BE INVESTED AND THE ENTIRE CONTRACT VALUE MUST BE ALLOCATED TO AN APPROVED ALLOCATION PLAN. See the section of this Prospectus entitled 'Other Contract Options (Living Benefits)' for important details about approved allocation plans, investment and withdrawal limitations and other restrictions when purchasing the Ovation II-Single rider.

This rider differs, in part, from the Encore-Single rider in that the Ovation II-Single rider has increased GAI percentages and the potential to provide a greater benefit base for those who delay withdrawals which may result in the ability to take larger guaranteed withdrawals. However, the Encore-Single rider may provide for the return of any remaining benefit base in the event of death, while the Ovation II-Single rider does not provide any benefit at death.

This rider differs, in part, from the GMIB rider in that the Ovation II-Single rider provides for guaranteed lifetime withdrawals from the contract, while the GMIB rider provides for guaranteed lifetime income through fixed annuity payments. The GMIB rider is an annuitization benefit, not a withdrawal benefit like Ovation II-Single. Lifetime withdrawal benefits allow you to retain more flexibility in the underlying contract, such as the ability to make additional purchase payments and to adjust the amount and frequency of withdrawals. Annuitization does not provide as much flexibility, but may provide a larger amount of income, depending on the option elected. If you intend to take regular withdrawals from your contract, which do not exceed the GAI, then the Ovation II-Single rider may be more appropriate for you than the GMIB rider. Your choice of a rider is based on your particular circumstances, so you should consult with your financial advisor.

OVATION LIFETIME INCOME II -- JOINT (OVATION II -- JOINT)

EFFECTIVE OCTOBER 4, 2013, THIS OPTION IS NO LONGER AVAILABLE.

Ovation II-Joint is also a guaranteed lifetime withdrawal benefit. Unlike Ovation II-Single, however, this rider is designed to provide a benefit that guarantees the contract owner a minimum annual withdrawal amount beginning on the later of the rider effective date or the contract anniversary following the 59th birthday of the youngest "Designated Life" and continuing over the lifetime of two "Designated Lives" regardless of underlying sub-account performance. The amount received will be in the form of a withdrawal of contract value if the contract value is greater than zero and will be pursuant to the automatic payment phase if the contract value falls to zero. In each contract year, beginning on the later of the rider effective date or the contract anniversary following the 59th birthday of the youngest Designated Life (the "benefit date") you may elect to receive an amount up to the Guaranteed Annual Income (GAI) until the death of both Designated Lives. The GAI amount is based on the age of the youngest Designated Life and ranges from 4.0% to 6.0% of the benefit base. Once you elect this rider it cannot be cancelled. SINCE THE BENEFITS OF THIS RIDER ARE ACCESSED THROUGH WITHDRAWALS FROM THE CONTRACT, IF YOU DO NOT INTEND TO TAKE WITHDRAWALS FROM THE CONTRACT, THEN THIS OPTION MAY NOT BE APPROPRIATE FOR YOU. WITHDRAWALS TAKEN PRIOR TO THE BENEFIT DATE OR IN EXCESS OF THE GAI REDUCE THE BENEFITS THIS RIDER PROVIDES (INCLUDING TERMINATING THE 200% BENEFIT BASE GUARANTEE) AND MAY PREMATURELY TERMINATE THE CONTRACT AND THE RIDER. THIS RIDER DOES NOT GUARANTEE ANY INVESTMENT RETURN IN YOUR CONTRACT VALUE. IF YOU PURCHASE THIS RIDER, THERE ARE LIMITATIONS ON HOW FUNDS MAY BE INVESTED AND THE ENTIRE CONTRACT VALUE MUST BE ALLOCATED TO AN APPROVED ALLOCATION PLAN. See the section of this Prospectus entitled 'Other Contract Options (Living Benefits)' for important details about approved allocation plans, investment and withdrawal limitations and other restrictions when purchasing the Ovation II-Joint rider.

This rider differs, in part, from the Encore-Joint rider in that the Ovation II-Joint rider has a lower current charge and the potential to provide a greater benefit base for those who delay withdrawals which may result in the ability to take larger guaranteed withdrawals in the future. However, the Encore-Joint rider may provide for the return of any remaining benefit base in the event of the death of both Designated Lives, while the Ovation II-Joint rider does not provide any benefit at death and has a higher maximum charge than the Encore-Joint rider.

This rider differs, in part, from the GMIB rider in that the Ovation II-Joint rider provides for guaranteed lifetime withdrawals from the contract, while the GMIB rider provides for guaranteed lifetime income through fixed annuity payments. The GMIB rider is an annuitization benefit, not a withdrawal benefit like Ovation II-Joint. Lifetime withdrawal benefits allow you to retain more flexibility in the underlying contract, such as the ability to make additional purchase payments and to adjust the amount and frequency of withdrawals. Annuitization does not provide as much flexibility, but may provide a larger amount of income, depending on the option elected. If you intend to take regular withdrawals from your contract, which do not exceed the GAI, then the Ovation II-Joint rider may be more appropriate for you than the GMIB rider. Your choice of a rider is based on your particular circumstances, so you should consult with your financial advisor.

GUARANTEED LIFETIME WITHDRAWAL BENEFIT (GLWB)

EFFECTIVE AUGUST 1, 2010, THIS OPTION IS NO LONGER AVAILABLE.

This contract option is designed to provide a benefit that guarantees the contract owner a minimum withdrawal amount, generally over their life, regardless of underlying sub-account performance. It allows a contract owner to take withdrawals from their contract each contract year up to a specified maximum amount known as the Guaranteed Annual Income (GAI) amount. The annual GAI amount will be set based on the age of the oldest contract owner on the GLWB effective date and it will range from 4.0% to 6.0% of the Guaranteed Withdrawal Benefit (GWB). This option allows a contract owner to take these withdrawals from the contract for the longer of: a) the duration of the contract owner's life (or in the case of joint owners, the lifetime of the first joint owner to die) or, b) until the Guaranteed Withdrawal Benefit (GWB) is reduced to zero. SINCE THIS BENEFIT IS ACCESSED THROUGH WITHDRAWALS FROM THE CONTRACT, IF YOU DO NOT INTEND TO TAKE WITHDRAWALS FROM THE CONTRACT,

THEN THIS OPTION MAY NOT BE APPROPRIATE FOR YOU. THIS RIDER DOES NOT GUARANTEE AN INVESTMENT RETURN IN YOUR CONTRACT VALUE.

This optional rider differs, in part, from either of the GLWB II riders (single or joint) below in that the GAI amount is based on the age of the oldest contract owner and has a range of 4.0% to 6.0%; while the GLWB II riders have a set GAI amount of 5.0%.

GUARANTEED LIFETIME WITHDRAWAL BENEFIT II - SINGLE OPTION (GLWB II - SINGLE)

EFFECTIVE MAY 15, 2009, THIS OPTION IS NO LONGER AVAILABLE.

This contract option is also designed to provide a benefit that guarantees the contract owner a minimum annual withdrawal amount, generally over the contract owner's life, regardless of underlying sub-account performance. Beginning on the later of the contract anniversary following the oldest contract owner's 59th birthday or the date this contract option is added, it allows a contract owner to take withdrawals from the contract each contract year up to a specified maximum amount known as the Guaranteed Annual Income (GAI) amount. The GAI amount will be 5% of the Guaranteed Withdrawal Benefit (GWB). The GWB amount is equal to the initial purchase payment if this rider is added at contract issue. If the rider is added on a subsequent anniversary, the initial GWB will be equal to the contract value on the effective date of the rider. This option allows a contract owner to take these withdrawals from the contract for the longer of: a) the duration of the contract owner's life (or in the case of joint owners, the lifetime of the first joint owner to die) or, b) until the GWB is reduced to zero. SINCE THIS BENEFIT IS ACCESSED THROUGH WITHDRAWALS FROM THE CONTRACT, IF YOU DO NOT INTEND TO TAKE WITHDRAWALS FROM YOUR CONTRACT, THEN THIS OPTION MAY NOT BE APPROPRIATE FOR YOU. THIS RIDER DOES NOT GUARANTEE AN INVESTMENT RETURN IN YOUR CONTRACT VALUE.

GUARANTEED LIFETIME WITHDRAWAL BENEFIT II - JOINT OPTION (GLWB II - JOINT)

EFFECTIVE MAY 15, 2009, THIS OPTION IS NO LONGER AVAILABLE.

This contract option is also designed to provide a benefit that guarantees the contract owner a minimum annual withdrawal amount, and it works very similar to the Guaranteed Lifetime Withdrawal Benefit II -- Single Life Option. However its guarantee is over the lifetime of both "designated lives", (instead of a single life) regardless of underlying sub-account performance. Beginning on the later of the contract anniversary following the youngest Designated Life's 59th birthday or the date this contract option is added, it allows a contract owner to take withdrawals from the contract each contract year up to a specified maximum amount known as the Guaranteed Annual Income (GAI) amount. The GAI amount will be 5% of the Guaranteed Withdrawal Benefit (GWB). The GWB amount is equal to the initial purchase payment if this rider is added at contract issue. If the rider is added at a subsequent anniversary, the initial GWB will be equal to the contract value on the effective date of the rider. This option allows a contract owner to take these withdrawals from the contract for the longer of: a) the duration of the both Designated Lives, or, b) until the GWB is reduced to zero. SINCE THIS BENEFIT IS ACCESSED THROUGH WITHDRAWALS FROM THE CONTRACT, IF YOU DO NOT INTEND TO TAKE WITHDRAWALS FROM YOUR CONTRACT, THEN THIS OPTION MAY NOT BE APPROPRIATE FOR YOU. THIS RIDER DOES NOT GUARANTEE AN INVESTMENT RETURN IN YOUR CONTRACT VALUE.

GUARANTEED MINIMUM WITHDRAWAL BENEFIT (GMWB)

EFFECTIVE MAY 15, 2009, THIS OPTION IS NO LONGER AVAILABLE.

This contract option provides for a guarantee that allows a contract owner to withdraw an amount from the contract each contract year up to a specified maximum amount, known as the Guaranteed Annual Withdrawal, until the Guaranteed Withdrawal Benefit is reduced to zero. A detailed explanation of how these amounts are calculated is provided in the section of this Prospectus describing this contract option. SINCE THIS BENEFIT IS ACCESSED THROUGH WITHDRAWALS FROM THE CONTRACT, IF YOU DO NOT INTEND TO TAKE WITHDRAWALS FROM YOUR CONTRACT, THEN THIS OPTION MAY NOT BE APPROPRIATE FOR YOU. THIS RIDER DOES NOT GUARANTEE AN INVESTMENT RETURN IN YOUR CONTRACT VALUE.

GUARANTEED INCOME PROVIDER BENEFIT (GIPB)

EFFECTIVE MARCH 1, 2010, THIS OPTION IS NO LONGER AVAILABLE.

This contract option provides for a guaranteed minimum fixed income benefit if you elect certain annuity options. It is designed to provide a guaranteed level of annuity income regardless of the actual investment performance that you experience during your accumulation period. IF YOU DO NOT INTEND TO ANNUITIZE YOUR CONTRACT, YOU WILL NOT RECEIVE THE BENEFIT OF THIS OPTION, AND THEREFORE THIS OPTION MAY NOT BE APPROPRIATE FOR YOU. ONCE YOU ELECT THIS CONTRACT OPTION YOU MAY NOT CHANGE OR TERMINATE THE OPTION. THIS RIDER DOES NOT GUARANTEE AN INVESTMENT RETURN IN YOUR CONTRACT VALUE.

CONTRACT CHARGES AND EXPENSES

The following contract expense information is intended to illustrate the expenses of your variable annuity contract. All expenses shown are rounded to the nearest dollar.

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the contract. The first table describes the fees and expenses that you will pay at the time that you buy the contract, surrender the contract, or transfer cash value between investment options. State premium taxes may also be deducted and range from 0% to 3.5%, depending on applicable law.

CONTRACT OWNER TRANSACTION EXPENSES

  SALES LOAD IMPOSED ON PURCHASES

                  (as a percentage of purchase payments)    None

DEFERRED SALES CHARGE

.. Deferred sales charges may apply to withdrawals, partial surrenders and surrenders.

    (as a percentage of each purchase payment)

                       YEARS SINCE PURCHASE PAYMENT  DSC
                       ----------------------------  ---
                                  0-1                 8%
                                  1-2                 7%
                                  2-3                 6%
                                  3-4                 6%
                            4 and thereafter          0%

                            TRANSFER FEE*
                              Maximum Charge   $10*
                              Transfer Charge  None

* (We reserve the right to impose a $10 charge for each transfer when transfer requests exceed 12 in a single contract year. Currently this fee is waived.)

The next table describes the fees and expenses that you will pay periodically during the time that you own the contract, not including portfolio company fees and expenses.

                         ANNUAL MAINTENANCE FEE**  $30

** (Applies only to contracts where the greater of the contract value or purchase payments, less withdrawals, is less than $50,000 on the contract anniversary and at surrender. Does not apply after annuitization.)

SEPARATE ACCOUNT ANNUAL EXPENSES (as a percentage of average account value)

BEFORE ANNUITY PAYMENTS COMMENCE

  BASE CONTRACT SEPARATE ACCOUNT CHARGES

    Mortality and Expense Risk Fee                                     1.50%

    Administrative Fee                                                 0.15%

    Total Base Contract Separate Account Annual Expenses (No Optional
      Riders)                                                          1.65%

OPTIONAL DEATH BENEFIT SEPARATE ACCOUNT CHARGES

                                                         TOTAL CHARGE:
                                                        DEATH BENEFIT +
                                                         BASE CONTRACT
                                                        ---------------
         Highest Anniversary Value (HAV) Death Benefit
           Charge 0.15%                                      1.80%

         Premier Death Benefit (PDB)
           Charge 0.35%                                      2.00%

         Estate Enhancement Benefit (EEB)
           Charge 0.25%                                      1.90%

OTHER OPTIONAL SEPARATE ACCOUNT CHARGES

                                                       TOTAL CHARGE:
                                                      OPTION CHARGE +
                                                       BASE CONTRACT
                                                      ---------------
          Guaranteed Income Provider Benefit (GIPB)*
            Charge 0.50%                                   2.15%

* This option may not be elected after March 1, 2010.

MAXIMUM POSSIBLE SEPARATE ACCOUNT CHARGE COMBINATIONS (EXCLUDING GMIB, GMWB, GLWB, AND SINGLE AND JOINT VERSIONS OF GLWB II, ENCORE AND OVATION II)

                       BASE CONTRACT+PDB+EEB+GIPB  2.75%

(Does not include the GMIB, GMWB, GLWB, and single and joint versions of GLWB II, Encore, or Ovation II options because the charges that apply are not separate account charges.)

OTHER OPTIONAL BENEFIT CHARGES TAKEN FROM CONTRACT VALUE

-------------------------------------------------------------------------------
Guaranteed Minimum Withdrawal Benefit             Maximum possible charge 1.00%
(GMWB) Charge                                     Current benefit charge  0.50%
-------------------------------------------------------------------------------
Guaranteed Lifetime Withdrawal Benefit            Maximum possible charge 0.60%
(GLWB) Charge                                     Current benefit charge  0.60%
-------------------------------------------------------------------------------
Guaranteed Lifetime Withdrawal Benefit II-Single  Maximum possible charge 1.00%
(GLWB II-Single) Charge                           Current benefit charge  0.60%
-------------------------------------------------------------------------------
Guaranteed Lifetime Withdrawal Benefit II-Joint   Maximum possible charge 1.15%
(GLWB II-Joint) Charge                            Current benefit charge  0.75%
-------------------------------------------------------------------------------
Guaranteed Minimum Income Benefit                 Maximum possible charge 1.50%
(GMIB) Charge                                     Current benefit charge  0.95%
-------------------------------------------------------------------------------
Encore Lifetime Income-Single                     Maximum possible charge 1.75%
(Encore-Single) Charge                            Current benefit charge  1.10%
-------------------------------------------------------------------------------
Encore Lifetime Income-Joint                      Maximum possible charge 2.00%
(Encore-Joint) Charge                             Current benefit charge  1.30%
-------------------------------------------------------------------------------
Ovation Lifetime Income II-Single                 Maximum possible charge 2.25%
(Ovation II-Single) Charge                        Current benefit charge  1.20%
-------------------------------------------------------------------------------
Ovation Lifetime Income II-Joint                  Maximum possible charge 2.50%
(Ovation II-Joint) Charge                         Current benefit charge  1.20%
-------------------------------------------------------------------------------

The next item shows the minimum and maximum total operating expenses charged by the portfolios (before any waivers or reimbursements) that you may pay periodically during the time that you own the contract. More detail concerning each of the portfolios fees and expenses is contained in the prospectus for each portfolio.


                                                                         MINIMUM MAXIMUM
                                                                         ------- -------
TOTAL ANNUAL PORTFOLIO COMPANY OPERATING EXPENSES
(expenses that are deducted from portfolio assets, including management
fees, distribution and/or service (12b-1) fees, and other expenses)       0.45%   1.71%


State premium taxes may also be deducted ranging from 0% to 3.5% depending on applicable law. See "Premium Tax" for more information.

CONTRACT OWNER EXPENSE EXAMPLE

This Example is intended to help you compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include contract owner transaction expenses, annual maintenance fees, separate account annual expenses, and Portfolio company fees and expenses.

Please note:

..  You may only elect one living benefit on the contract.

.. If you elect the Premier Death Benefit, you may not elect the GMWB, GMIB, GLWB, or single or joint versions of GLWB II, Encore, or Ovation II.

.. If you elect the Estate Enhancement Benefit, you may not elect the GMIB, or single or joint versions of Encore, or Ovation II.

The Example assumes that you invest $10,000 in the contract for the time periods indicated. The Example also assumes that your investment has a 5% return each year, and uses the separate account annual expenses before annuity payments commence. The Example is shown using both the least expensive portfolio (Minimum Fund Expenses) and the most expensive portfolio (Maximum Fund Expenses) before any reimbursements, with the most expensive contract design over the time period:

..  Base + HAV + Ovation II-Joint

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:


                                    IF YOU SURRENDERED YOUR      IF YOU ANNUITIZE AT THE END OF THE
                                   CONTRACT AT THE END OF THE    AVAILABLE TIME PERIOD OR YOU DO
                                     APPLICABLE TIME PERIOD        NOT SURRENDER YOUR CONTRACT
                                -------------------------------- -------------------------------
                                1 YEAR  3 YEARS 5 YEARS 10 YEARS 1 YEAR    3 YEARS 5 YEARS 10 YEARS
                                ------- ------- ------- -------- ------    ------- ------- --------
MAXIMUM FUND EXPENSES
Base + HAV + Ovation II--Joint  $1,402  $2,438  $3,121   $6,553   $602     $1,838  $3,121   $6,553
MINIMUM FUND EXPENSES
Base + HAV + Ovation II--Joint  $ 1,279 $2,079  $2,546   $5,535   $479     $1,479  $2,546   $5,535


NOTE: In the above example, the charge for Ovation II-Joint is based on the maximum annual fee rate of 2.50% for each of the years. If your rider charge is not at the maximum annual fee rate, then your expenses would be less than those shown above.

Different fees and expenses not reflected in the examples above apply after annuity payments commence. Please see "Contract Charges and Fees" for a discussion of those expenses. The examples contained in this table should not be considered a representation of past or future expenses. Actual expenses may be greater or less than those shown.

AFTER ANNUITY PAYMENTS COMMENCE

The next section shows the fees and charges that apply to your contract after you have annuitized it.

        SEPARATE ACCOUNT BASED CHARGES

        Mortality and Expense Risk Fee                        1.20%

        Administrative Fee                                    0.15%

        Total Base Contract Separate Account Annual
          Expenses (No Optional Riders)                       1.35%

        Optional Death Benefit Separate Account Charges  Not Applicable

        Other Optional Separate Account Charges          Not Applicable

        OTHER CHARGES

        Other Optional Benefit Charges taken from
          Contract Value                                 Not Applicable

CONDENSED FINANCIAL INFORMATION AND FINANCIAL STATEMENTS

The financial history of each sub-account may be found in the appendix under the heading "Condensed Financial Information and Financial Statements." The complete financial statements of the Variable Annuity Account and Minnesota Life are included in the Statement of Additional Information.

THE PORTFOLIOS

Below is a list of the portfolios, their investment adviser and/or investment sub-adviser and investment objective. Prospectuses for the portfolios contain more detailed information about each portfolio, including discussion of the portfolio's investment techniques and risks associated with its investments. No assurance can be given that a portfolio will achieve its investment objective. YOU SHOULD CAREFULLY READ THESE PROSPECTUSES BEFORE INVESTING IN THE CONTRACT. Please contact us to receive a copy of the portfolio prospectuses. If you received a summary prospectus for a portfolio listed below, please follow the directions on the first page of the summary prospectus to obtain a copy of the full fund prospectus.


                                       INVESTMENT                             INVESTMENT
        FUND NAME                        ADVISER                               OBJECTIVE
        ---------                       ----------                             ----------
AB VARIABLE PRODUCTS SERIES FUND, INC.
Dynamic Asset Allocation   AllianceBernstein L.P.               Seeks to maximize total return
 Portfolio - Class B                                            consistent with the Adviser's
 Shares*                                                        determination of reasonable risk.
International Value        AllianceBernstein L.P.               Seeks long-term growth of capital.
 Portfolio - Class B
 Shares
AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS)
Invesco V.I. American      Invesco Advisers, Inc.               Seeks to provide above-average total
 Value Fund - Series II                                         return over a market cycle of three to
 Shares                                                         five years by investing in common
                                                                stocks and other equity securities.
Invesco V.I. Comstock      Invesco Advisers, Inc.               Seeks capital growth and income
 Fund - Series II Shares                                        through investments in equity
                                                                securities, including common stocks,
                                                                preferred stocks and securities
                                                                convertible into common and
                                                                preferred stocks.
Invesco V.I. Equity and    Invesco Advisers, Inc.               Seeks both capital appreciation and
 Income Fund - Series II                                        current income.
 Shares
Invesco V.I. Growth and    Invesco Advisers, Inc.               Seeks long-term growth of capital and
 Income Fund - Series II                                        income.
 Shares
Invesco V.I. Small Cap     Invesco Advisers, Inc.               Seeks long-term growth of capital.
 Equity Fund - Series II
 Shares
ALPS VARIABLE INVESTMENT TRUST (MORNINGSTAR)
Morningstar Aggressive     ALPS Advisors, Inc.,                 Seeks to provide investors with capital
 Growth ETF Asset          SUB-ADVISER: Morningstar Investment  appreciation.
 Allocation Portfolio -    Management LLC
 Class II Shares
Morningstar Balanced ETF   ALPS Advisors, Inc.,                 Seeks to provide investors with capital
 Asset Allocation          SUB-ADVISER: Morningstar Investment  appreciation and some current
 Portfolio - Class II      Management LLC                       income.
 Shares
Morningstar Conservative   ALPS Advisors, Inc.,                 Seeks to provide investors with
 ETF Asset Allocation      SUB-ADVISER: Morningstar Investment  current income and preservation of
 Portfolio - Class II      Management LLC                       capital.
 Shares
Morningstar Growth ETF     ALPS Advisors, Inc.,                 Seeks to provide investors with capital
 Asset Allocation          SUB-ADVISER: Morningstar Investment  appreciation.
 Portfolio - Class II      Management LLC
 Shares
Morningstar Income and     ALPS Advisors, Inc.,                 Seeks to provide investors with
 Growth ETF Asset          SUB-ADVISER: Morningstar Investment  current income and capital
 Allocation Portfolio      Management LLC                       appreciation.
 Class II Shares
AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.
VP Income & Growth Fund -  American Century Investment          Seeks capital growth by investing in
 Class II Shares           Management, Inc.                     common stocks.

                                              INVESTMENT                            INVESTMENT
             FUND NAME                          ADVISER                             OBJECTIVE
             ---------                         ----------                           ----------
AMERICAN CENTURY VARIABLE PORTFOLIOS II, INC.
                                    American Century Investment      Seeks long-term total return using a
 VP Inflation Protection Fund -     Management, Inc.                 strategy that seeks to protect against
 Class II Shares                                                     U.S. inflation.
AMERICAN FUNDS INSURANCE SERIES(R)
Global Bond Fund - Class            Capital Research and Management  Seeks to provide over the long term,
 2 Shares                           Company                          with a high level of total return
                                                                     consistent with prudent investment
                                                                     management.
Global Growth Fund -                Capital Research and Management  Seeks to provide long-term growth of
 Class 2 Shares                     Company                          capital.
                                    Capital Research and Management  Seeks to provide long-term growth of
 Global Small Capitalization Fund - Company                          capital.
 Class 2 Shares
Growth Fund - Class 2               Capital Research and Management  Seeks to provide growth of capital.
 Shares                             Company
Growth-Income Fund -                Capital Research and Management  Seeks to achieve growth of capital and
 Class 2 Shares                     Company                          income.
International Fund -                Capital Research and Management  Seeks to provide long-term growth of
 Class 2 Shares                     Company                          capital.
New World Fund(R) - Class           Capital Research and Management  Seeks long-term capital appreciation.
 2 Shares                           Company
U.S. Government/AAA-Rated           Capital Research and Management  Seeks to provide a high level of current
 Securities Fund - Class            Company                          income consistent with preservation of
 2 Shares                                                            capital.
FIDELITY(R) VARIABLE INSURANCE PRODUCTS FUNDS
Equity-Income Portfolio -           Fidelity Management & Research   Seeks reasonable income.
 Service Class 2 Shares             Company (FMR) is the fund's
                                    manager.
                                    SUB-ADVISER: FMR Investment
                                    Management (U.K.) Limited;
                                    Fidelity Management & Research
                                    (Japan) Limited; Fidelity
                                    Management & Research (HK) Ltd;
                                    FMR Co., Inc. (FMRC)
Mid Cap Portfolio -                 Fidelity Management & Research   Seeks long-term growth of capital.
 Service Class 2 Shares             Company (FMR) is the fund's
                                    manager.
                                    SUB-ADVISER: FMR Investment
                                    Management (U.K.) Limited;
                                    Fidelity Management & Research
                                    (Japan) Limited; Fidelity
                                    Management & Research (HK) Ltd;
                                    FMR Co., Inc. (FMRC)
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
Franklin Mutual Shares              Franklin Mutual Advisers, LLC    Seeks capital appreciation, with
 VIP Fund - Class 2 Shares                                           income as a secondary goal.
Franklin Small Cap Value            Franklin Advisory Services, LLC  Seeks long-term total return.
 VIP Fund - Class 2 Shares
Franklin Small-Mid Cap              Franklin Advisers, Inc.          Seeks long-term capital growth.
 Growth VIP Fund - Class
 2 Shares
Templeton Developing                Templeton Asset Management Ltd.  Seeks long-term capital appreciation.
 Markets VIP Fund - Class
 2 Shares
GOLDMAN SACHS VARIABLE INSURANCE TRUST
Goldman Sachs VIT Global            Goldman Sachs Asset Management,  Seeks total return while seeking to
 Trends Allocation Fund -           L.P.                             provide volatility management.
 Service Shares

                                     INVESTMENT                            INVESTMENT
        FUND NAME                      ADVISER                             OBJECTIVE
        ---------                     ----------                           ----------
Goldman Sachs VIT High     Goldman Sachs Asset Management,  Seeks to provide a high level of current
 Quality Floating Rate     L.P.                             income, consistent with low volatility
 Fund - Service Shares                                      of principal.
IVY VARIABLE INSURANCE PORTFOLIOS
Ivy VIP Asset Strategy -   Ivy Investment Management        Seeks to provide total return.
 Class II Shares           Company (IICO)
Ivy VIP Balanced - Class   Ivy Investment Management        Seeks to provide total return through a
 II Shares                 Company (IICO)                   combination of capital appreciation
                                                            and current income.
Ivy VIP Core Equity -      Ivy Investment Management        Seeks to provide capital growth and
 Class II Shares           Company (IICO)                   appreciation.
Ivy VIP Global Growth -    Ivy Investment Management        Seeks to provide growth of capital.
 Class II Shares           Company (IICO)
Ivy VIP High Income -      Ivy Investment Management        Seeks to provide total return through a
 Class II Shares           Company (IICO)                   combination of high current income
                                                            and capital appreciation.
Ivy VIP International      Ivy Investment Management        Seeks to provide capital growth and
 Core Equity - Class II    Company (IICO)                   appreciation.
 Shares
Ivy VIP Micro Cap Growth   Ivy Investment Management        Seeks to provide growth of capital.
 - Class II Shares         Company (IICO)
Ivy VIP Mid Cap Growth -   Ivy Investment Management        Seeks to provide growth of capital.
 Class II Shares           Company (IICO)
Ivy VIP Natural Resources  Ivy Investment Management        Seeks to provide capital growth and
 - Class II Shares         Company (IICO)                   appreciation.
Ivy VIP Science and        Ivy Investment Management        Seeks to provide growth of capital.
 Technology - Class II     Company (IICO)
 Shares
Ivy VIP Small Cap Core -   Ivy Investment Management        Seeks to provide capital appreciation.
 Class II Shares           Company (IICO)
Ivy VIP Value - Class II   Ivy Investment Management        Seeks to provide capital appreciation.
 Shares                    Company (IICO)
Ivy VIP Pathfinder         Ivy Investment Management        Seeks to provide growth of capital, but
 Moderately Aggressive -   Company (IICO)                   also to seek income consistent with a
 Managed Volatility -      SUB-ADVISER: Securian Asset      moderately aggressive level of risk as
 Class II Shares           Management, Inc.                 compared to the other Ivy VIP
                                                            Pathfinder Managed Volatility
                                                            Portfolios, while seeking to manage
                                                            volatility of investment return.
Ivy VIP Pathfinder         Ivy Investment Management        Seeks to provide total return
 Moderately                Company (IICO)                   consistent with a moderately
 Conservative - Managed    SUB-ADVISER: Securian Asset      conservative level of risk as compared
 Volatility - Class II     Management, Inc.                 to the other Ivy VIP Pathfinder
 Shares                                                     Managed Volatility Portfolios, while
                                                            seeking to manage volatility of
                                                            investment return.
Ivy VIP Pathfinder         Ivy Investment Management        Seeks to provide total return consistent
 Moderate - Managed        Company (IICO)                   with a moderate level of risk as
 Volatility* - Class II    SUB-ADVISER: Securian Asset      compared to the other Ivy VIP
 Shares                    Management, Inc.                 Pathfinder Managed Volatility
                                                            Portfolios, while seeking to manage
                                                            volatility of investment return.
JANUS ASPEN SERIES
Janus Henderson Balanced   Janus Capital Management LLC     Seeks long-term capital growth,
 Portfolio - Service                                        consistent with preservation of capital
 Shares*                                                    and balanced by current income.
Janus Henderson Flexible   Janus Capital Management LLC     Seeks to obtain maximum total return,
 Bond Portfolio - Service                                   consistent with preservation of capital.
 Shares*

                                      INVESTMENT                             INVESTMENT
        FUND NAME                       ADVISER                              OBJECTIVE
        ---------                      ----------                            ----------
Janus Henderson Forty      Janus Capital Management LLC       Seeks long-term growth of capital.
 Portfolio - Service
 Shares*
Janus Henderson Mid Cap    Janus Capital Management LLC       Seeks capital appreciation.
 Value Portfolio -         SUB-ADVISER: Perkins Investment
 Service Shares*           Management LLC
Janus Henderson Overseas   Janus Capital Management LLC       Seeks long-term growth of capital.
 Portfolio - Service
 Shares*
* The addition of "Janus Henderson" as part of the portfolios' legal name was effective on June 5,
  2017.
LEGG MASON PARTNERS VARIABLE EQUITY TRUST
ClearBridge Variable       Legg Mason Partners Fund           Seeks long-term growth of capital.
 Small Cap Growth          Advisor, LLC
 Portfolio - Class II      SUB-ADVISER: ClearBridge
 Shares                    Investments, LLC
MFS(R) VARIABLE INSURANCE TRUST
MFS(R) Mid Cap Growth      Massachusetts Financial Services   Seeks capital appreciation.
 Series - Service Class    Company
MFS(R) VARIABLE INSURANCE TRUST II
MFS(R) International       Massachusetts Financial Services   Seeks capital appreciation.
 Value                     Company
 Portfolio - Service Class
MORGAN STANLEY VARIABLE INSURANCE FUND, INC.
Morgan Stanley VIF         Morgan Stanley Investment          Seeks long-term capital appreciation
 Emerging Markets Equity   Management Inc.                    by investing primarily in growth-
 Portfolio - Class II                                         oriented equity securities of issuers in
 Shares                                                       emerging market countries.
NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST
Neuberger Berman AMT       Neuberger Berman Investment        Seeks long-term growth of capital by
 Sustainable Equity        Advisers LLC                       investing primarily in securities of
 Portfolio - S Class                                          companies that meet the Fund's
 Shares                                                       financial criteria and social policy.
NORTHERN LIGHTS VARIABLE TRUST (TOPS)
TOPS(R) Managed Risk       ValMark Advisers, Inc.             Seeks to provide income and capital
 Balanced ETF Portfolio -  SUB-ADVISER: Milliman, Inc.        appreciation with less volatility than
 Class 2 Shares*                                              the fixed income and equity markets
                                                              as a whole.
TOPS(R) Managed Risk Flex  ValMark Advisers, Inc.             Seeks to provide income and capital
 ETF Portfolio*            SUB-ADVISER: Milliman, Inc.        appreciation with less volatility than
                                                              the fixed income and equity markets
                                                              as a whole.
TOPS(R) Managed Risk       ValMark Advisers, Inc.             Seeks capital appreciation with less
 Growth ETF Portfolio -    SUB-ADVISER: Milliman, Inc.        volatility than the equity markets as a
 Class 2 Shares*                                              whole.
TOPS(R) Managed Risk       ValMark Advisers, Inc.             Seeks capital appreciation with less
 Moderate Growth ETF       SUB-ADVISER: Milliman, Inc.        volatility than the equity markets as a
 Portfolio - Class 2                                          whole.
 Shares*
OPPENHEIMER VARIABLE ACCOUNT FUNDS
Main Street Small Cap      OFI Global Asset Management, Inc.  Seeks capital appreciation.
 Fund(R)/VA - Service      SUB-ADVISER: Oppenheimer Funds,
 Shares                    Inc.
Oppenheimer International  OFI Global Asset Management, Inc.  Seeks capital appreciation.
 Growth Fund/ VA -         SUB-ADVISER: Oppenheimer Funds,
 Service Shares            Inc.

                                     INVESTMENT                            INVESTMENT
        FUND NAME                      ADVISER                             OBJECTIVE
        ---------                     ----------                           ----------
PIMCO VARIABLE INSURANCE TRUST
PIMCO VIT Global           Pacific Investment Management    Seeks to maximize risk adjusted total
 Diversified Allocation    Company LLC ("PIMCO")            return relative to a blend of 60%
 Portfolio - Advisor                                        MSCI World Index/40% Bloomberg
 Class Shares*                                              Barclays U.S. Aggregate Index.
PIMCO VIT Low Duration     Pacific Investment Management    Seeks maximum total return,
 Portfolio - Advisor       Company LLC ("PIMCO")            consistent with preservation of capital
 Class Shares                                               and prudent investment management.
PIMCO VIT Total Return     Pacific Investment Management    Seeks maximum total return,
 Portfolio - Advisor       Company LLC ("PIMCO")            consistent with preservation of capital
 Class Shares                                               and prudent investment management.
PUTNAM VARIABLE TRUST
Putnam VT Equity Income    Putnam Investment Management,    Seeks capital growth and current
 Fund - Class IB Shares    LLC                              income.
Putnam VT Growth           Putnam Investment Management,    Seeks capital appreciation.
 Opportunities Fund -      LLC
 Class IB Shares
Putnam VT International    Putnam Investment Management,    Seeks capital appreciation.
 Equity Fund - Class IB    LLC
 Shares                    SUB-ADVISER: Putnam Investments
                           Limited. The Putnam Advisory
                           Company, LLC
Putnam VT Sustainable      Putnam Investment Management,    Seeks long-term capital appreciation.
 Leaders - Class IB Shares LLC
                           SUB-ADVISER: Putnam Investments
                           Limited
SECURIAN FUNDS TRUST
SFT Core Bond Fund -       Securian Asset Management, Inc.  Seeks as high a level of a long-term
 Class 2 Shares                                             total rate of return as is consistent
                                                            with prudent investment risk.
SFT Dynamic Managed        Securian Asset Management, Inc.  Seeks to maximize risk-adjusted total
 Volatility Fund*                                           return relative to its blended
                                                            benchmark index, comprised of 60%
                                                            S&P 500 Index and 40% Bloomberg
                                                            Barclays U.S. Aggregate Bond Index
                                                            (the Benchmark Index).
SFT Government Money       Securian Asset Management, Inc.  Seeks maximum current income to the
 Market Fund+                                               extent consistent with liquidity and
                                                            the preservation of capital.
SFT Index 400 Mid-Cap      Securian Asset Management, Inc.  Seeks investment results generally
 Fund - Class 2 Shares                                      corresponding to the aggregate price
                                                            and dividend performance of the
                                                            publicly traded common stocks that
                                                            comprise the Standard & Poor's
                                                            MidCap 400 Index (the S&P 400
                                                            MidCap).
SFT Index 500 Fund -       Securian Asset Management, Inc.  Seeks investment results that
 Class 2 Shares                                             correspond generally to the price and
                                                            yield performance of the common
                                                            stocks included in the Standard &
                                                            Poor's 500 Composite Stock Price
                                                            Index (the S&P 500(R)).
SFT International Bond     Securian Asset Management, Inc.  Seeks to maximize current income,
 Fund - Class 2 Shares     SUB-ADVISER: Franklin Advisers,  consistent with the protection of
                           Inc.                             principal.
SFT Managed Volatility     Securian Asset Management, Inc.  Seeks to maximize risk-adjusted total
 Equity Fund*                                               return relative to its blended benchmark
                                                            index, comprised of 60% S&P(R) 500 Low
                                                            Volatility Index, 20% S&P(R) BMI
                                                            International Developed Low Volatility
                                                            and 20% Bloomberg Barclays U.S.
                                                            3 month Treasury Bellwether Index
                                                            (the Benchmark Index)

                                      INVESTMENT                          INVESTMENT
         FUND NAME                      ADVISER                           OBJECTIVE
         ---------                     ----------                         ----------
SFT                         Securian Asset Management, Inc.  Seeks a high level of current income
 Mortgage Securities Fund -                                  consistent with prudent investment
 Class 2 Shares                                              risk.
SFT Real Estate             Securian Asset Management, Inc.  Seeks above average income and long-
 Securities Fund - Class                                     term growth of capital.
 2 Shares
SFT Ivy/SM/ Growth Fund     Securian Asset Management, Inc.  Seeks to provide growth of capital.
                            SUB-ADVISER: Ivy Investment
                            Management Company
SFT Ivy/SM/ Small Cap       Securian Asset Management, Inc.  Seeks to provide growth of capital.
 Growth Fund                SUB-ADVISER: Ivy Investment
                            Management Company
SFT T. Rowe Price Value     Securian Asset Management, Inc.  Seeks to provide long-term capital
 Fund                       SUB-ADVISER: T. Rowe Price       appreciation by investing in common
                            Associates, Inc.                 stocks believed to be undervalued.
                                                             Income is a secondary objective.
SFT Wellington Core         Securian Asset Management, Inc.  The Fund seeks growth of capital.
 Equity Fund - Class 2      SUB-ADVISER: Wellington
 Shares                     Management Company L.L.P.


+ Although the SFT Government Money Market Fund seeks to preserve its net asset value at $1.00, per share, it cannot guarantee it will do so. An investment in the SFT Government Money Market Fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any government agency. The SFT Government Money Market Fund's sponsor has no legal obligation to provide financial support to the fund, and you should not expect that the sponsor will provide financial support to the SFT Government Money Market Fund at any time. In addition, because of expenses incurred by Sub-Accounts in the Variable Annuity Account, during extended periods of low interest rates, the yield of the Sub-Account that invests in the SFT Government Money Market Fund may become extremely low and possibly negative.


* This Fund employs a Managed Volatility Strategy.

DESCRIPTION OF THE CONTRACT

Your contract may be used generally in connection with all types of tax-qualified plans, state deferred compensation plans or individual retirement annuities adopted by, or on behalf of individuals. It may also be purchased by individuals not as a part of any retirement plan. The contract provides for a variable annuity or a fixed annuity to begin at some future date.

You must complete an application and submit it to us. We will review your application form for compliance with our issue criteria, and if it is accepted, we will issue the contract to you. In some states you may be able to purchase the contract through an automated electronic transmission process. Ask your representative about availability and details. The annuitant must be the same as the owner except in situations where the owner is other than a natural person, such as a trust, corporation or similar entity or where otherwise agreed to by us.

RIGHT OF CANCELLATION OR "FREE LOOK"

You should read your contract carefully as soon as you receive it. You may cancel your contract within twenty days after its delivery, for any reason, by giving us written notice at: Annuity Services, P.O. Box 64628, St. Paul, MN 55164-0628. This is referred to as the "free look" period. If you cancel and return your contract during the "free look period", we will refund to you the amount of your contract value plus any premium tax charges that may have been deducted, or such other amount as required by your state. Purchase payments will be invested in accordance with your allocation instructions during the free look period. You may bear the investment risk for your purchase payments during this period.

Payment of the requested refund will be made to you within seven days after we receive notice of cancellation. In some states, the free look period may be longer. See your contract for complete details regarding your right to cancel.

1035 EXCHANGES OR REPLACEMENTS

If you are considering the purchase of this contract with the proceeds of another annuity or life insurance contract, also referred to as a "Section 1035 Exchange" or "Replacement", it may or may not be advantageous to replace your existing contract with this contract. You should compare both contracts carefully. You may have to pay surrender charges on your old contract and there is a deferred sales charge period for this contract. In addition, the charges for this contract may be higher (or lower) and the benefits or investment options may be different from your old contract. You should not exchange another contract for this one unless you determine, after knowing all of the facts, that the exchange is in your best interest. For additional information regarding the tax impact in Section 1035 Exchanges, see "Federal Tax Status --
Section 1035 Exchanges.''

PURCHASE PAYMENTS

You choose when to make purchase payments. Your initial purchase payment must be at least equal to $10,000, and must be in U.S. dollars.

We may reduce the initial purchase payment requirement if you purchase this contract through a 1035 exchange or qualified plan direct transfer from a contract issued by another carrier and at the time of application the value of the other contract(s) meets or exceeds the applicable minimum initial purchase payment for this contract, but prior to receipt by us of the proceeds from the other contract(s), the value drops below the minimum initial purchase payment requirement due to market conditions.

You must submit this amount along with your application. There may also be limits on the maximum contributions that you can make to retirement plans. Be sure to review your retirement plan's contribution rules, applicable to your situation.

We will return your initial payment or any subsequent payment within five business days if: (1) your application or instructions fail to specify which portfolios you desire, or are otherwise incomplete, or (2) you do not consent to our retention of your payment until the application or instructions are made complete and in "good order."

Purchase payments subsequent to your initial payment must be at least $500 regardless of the type of contract you purchase or the retirement plan with which it is used. Total purchase payments may not exceed $2,000,000, for the benefit of the same owner or annuitant except with our consent. Currently we are waiving this limitation up to $5,000,000. Additional purchase payments will not be accepted while either the owner or joint owner qualifies under the nursing home or terminal illness provisions for the waiver of any deferred sales charges. For purposes of this limitation, we may aggregate other Minnesota Life annuity contracts with this one.

AUTOMATIC PURCHASE PLAN

If you elect to establish an Automatic Purchase Plan (APP), the minimum subsequent purchase payment amount is reduced to $100. You may elect purchase payments to occur on a bi-weekly, monthly, bi-monthly, quarterly, semi-annual or annual basis. You must also select which day of the month you would like your APP draft to occur. You may select from the 1st day of the month through the 25th day. If the date you selected falls on a date that is not a valuation date, for example because it's a holiday or weekend, the transaction will be processed on the next valuation date.

PURCHASE PAYMENT ALLOCATION OPTIONS

Your purchase payments may be allocated to a portfolio of the variable annuity account, to the DCA Fixed Account or to one or more guarantee period(s) of the guaranteed term account if available. There is no minimum amount which must be allocated to any of the allocation options.

FOCUSED PORTFOLIO STRATEGIES OR MODELS

Minnesota Life makes available to contract owners at no additional charge five diversified model portfolios called "Focused Portfolio Strategies or Models" ("model portfolios") that range from conservative to aggressive in investment style. These model portfolios are intended to provide a diversified investment portfolio by combining different asset classes to help you reach your investment goal. While diversification may help reduce overall risk, it does not eliminate the risk of losses and it does not protect against losses in a declining market.

Securian Financial Services, Inc. ("Securian Financial"), a broker-dealer and registered investment adviser, determined the composition of the Model Portfolios. Securian Financial is an affiliate of Minnesota Life and the principal underwriter of the contract. THERE IS NO INVESTMENT ADVISORY RELATIONSHIP BETWEEN SECURIAN FINANCIAL AND CONTRACT OWNERS. YOU SHOULD NOT RELY ON THE MODEL PORTFOLIOS AS PROVIDING INDIVIDUALIZED INVESTMENT RECOMMENDATIONS TO YOU. In the future, Minnesota Life may modify or discontinue its arrangement with Securian Financial, in which case Minnesota Life may contract with another firm to provide similar asset allocation models, may provide its own asset allocation models, or may choose not to make any models available.

The following is a brief description of the five Model Portfolios currently available. They are more fully described in a separate brochure. Your sales representative can provide additional information about the Model Portfolios. Please talk to him or her if you have additional questions about these Model Portfolios.

AGGRESSIVE GROWTH PORTFOLIO

The Aggressive Growth portfolio is composed of underlying Sub-Accounts representing a target allocation of approximately 100% in equity investments. The largest of the asset class target allocations are in U.S. large cap value, international large cap equity, and U.S. large cap growth.

GROWTH PORTFOLIO

The Growth portfolio is composed of underlying Sub-Accounts representing a target allocation of approximately 80% in equity and 20% in fixed income investments. The largest of the asset class target allocations are in U.S. large cap value, international large cap equity, U.S. large cap growth, and fixed income.

CONSERVATIVE GROWTH PORTFOLIO

The Conservative Growth portfolio is composed of underlying Sub-Accounts representing a target allocation of approximately 60% in equity and 40% in fixed income investments. The largest asset class target allocations are in fixed income, U.S. large cap value, international large cap equity, and U.S. large cap growth.

INCOME AND GROWTH PORTFOLIO

The Income and Growth portfolio is composed of underlying Sub-Accounts representing a target allocation of approximately 40% in equity and 60% in fixed income investments. The largest asset class target allocations are in fixed income, U.S. large cap value, international large cap equity, and U.S. large cap growth.

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

INCOME PORTFOLIO

The Income portfolio is composed of underlying Sub-Accounts representing a target allocation of approximately 20% in equity and 80% in fixed income investments. The largest asset class target allocations are in fixed income, U.S. large cap value and U.S. large cap growth.

The target asset allocations of these Model Portfolios may vary from time to time in response to market conditions and changes in the holdings of the Funds in the underlying Portfolios. However, this is considered a "static" allocation model. When you elect one of the Model Portfolios we do not automatically change your allocations among the Sub-Accounts if the Model Portfolio's allocation is changed. You must instruct us to change the allocation.

Certain Model Portfolios may be used with some of the living benefit riders. Please see the section that describes the optional benefit for additional discussion of how the models may be used for these benefits.

CUSTOMCHOICE ALLOCATION OPTION

In conjunction with certain living benefit riders you may have the option of participating in the CustomChoice Allocation Option. Currently, this option is only available if you purchase one of the optional living benefit riders other than GIPB. This option is an asset allocation approach that is intended to offer you a variety of investment options while also allowing us to limit some of the risk that we take when offering living benefit riders. IN PROVIDING THIS ALLOCATION OPTION, MINNESOTA LIFE IS NOT PROVIDING INVESTMENT ADVICE OR MANAGING THE ALLOCATIONS UNDER YOUR CONTRACT. THIS IS NOT AN INVESTMENT ADVISORY ACCOUNT. IF YOU PARTICIPATE IN THIS OPTION YOU HAVE SOLE AUTHORITY TO MAKE INVESTMENT ALLOCATION DECISIONS WITHIN THE DEFINED LIMITATIONS. If you choose to participate in this option you must allocate 100% of your contract value within the limitations set forth below.

You may transfer your contract value among the fund options within a group or among funds in different groups provided that after the transfer your allocation meets the limitations below. Transfers between funds within the CustomChoice Allocation Option will be validated against the limitations based on contract values as of the valuation date preceding the transfer. We will reject any allocation instructions that do not comply with the limitations.

If we receive an instruction that will result in an allocation that does not comply with the allocation limitations, we will notify you either through your financial representative or directly via phone or email. THE DCA FIXED ACCOUNT AND GUARANTEED TERM ACCOUNT OPTIONS ARE NOT AVAILABLE IF YOU PARTICIPATE IN THE CUSTOMCHOICE ALLOCATION OPTION.

In selecting an allocation option you should consider your personal objectives, investment time horizons, risk tolerance and other financial circumstances. You may also wish to ask your representative for assistance in selecting an option. ASSET ALLOCATION DOES NOT ENSURE A PROFIT OR PROTECT AGAINST A LOSS IN A DECLINING MARKET.

To participate in the CustomChoice Allocation Option you must allocate 100% of your contract value to Groups A, B, C, D, and E, according to the following limitations:

    Group A -- a MINIMUM of 30% and MAXIMUM of 60% of your total allocation, but no more than 30% of your total allocation may be allocated to any single fund in Group A

    Group B -- a MINIMUM of 40% and MAXIMUM of 70% of your total allocation

    Group C -- a MAXIMUM of 30% of your total allocation

    Group D -- a MAXIMUM of 10% of your total allocation

    Group E -- a MAXIMUM of 5% of your total allocation

Please note -- the above percentage limitations require that you allocate a minimum of 30% of your contract value to Group A and a minimum of 40% of your contract value to Group B. You are not required to allocate anything to Groups C, D, or E.

GROUP A (30% -- 60% -- NO MORE THAN 30% IN ANY SINGLE FUND)


             AMERICAN CENTURY VARIABLE  PIMCO VARIABLE INSURANCE
             PORTFOLIOS II, INC.        TRUST
               .  VP Inflation            .  PIMCO VIT Low
                  Protection Fund            Duration Portfolio
             AMERICAN FUNDS INSURANCE     .  PIMCO VIT Total
             SERIES(R)                       Return Portfolio
               .  U.S.                  SECURIAN FUNDS TRUST
                  Government/AAA-Rated    .  SFT Core Bond Fund
                  Securities Fund         .  SFT Government Money
             GOLDMAN SACHS VARIABLE          Market Fund
             INSURANCE TRUST              .  SFT Mortgage
               .  Goldman Sachs VIT          Securities Fund
                  High Quality
                  Floating Rate
             JANUS ASPEN SERIES
               .  Janus Henderson
                  Flexible Bond
                  Portfolio


GROUP B (40%-70%)


 AB VARIABLE PRODUCTS SERIES FUND, INC.   .  TOPS(R) Managed Risk Flex ETF
   .  Dynamic Asset Allocation               Portfolio
      Portfolio                           .  TOPS(R) Managed Risk Growth ETF
 GOLDMAN SACHS VARIABLE INSURANCE TRUST      Portfolio
   .  Goldman Sachs VIT Global Trends     .  TOPS(R) Managed Risk Moderate
      Allocation Fund                        Growth ETF Portfolio
 IVY VARIABLE INSURANCE PORTFOLIOS      PIMCO VARIABLE INSURANCE TRUST
   .  Ivy VIP Pathfinder Moderately       .  PIMCO VIT Global Diversified
      Aggressive -- Managed Volatility       Allocation Portfolio
   .  Ivy VIP Pathfinder Moderate --    SECURIAN FUNDS TRUST
      Managed Volatility                  .  SFT Dynamic Managed Volatility
   .  Ivy VIP Pathfinder Moderately          Fund
      Conservative -- Managed             .  SFT Managed Volatility Equity
      Volatility                             Fund
 NORTHERN LIGHTS VARIABLE TRUST
   .  TOPS(R) Managed Risk Balanced
      ETF Portfolio

GROUP C (UP TO 30%)


 AIM VARIABLE INSURANCE FUNDS (INVESCO  IVY VARIABLE INSURANCE PORTFOLIOS
 VARIABLE INSURANCE FUNDS)                .  Ivy VIP Asset Strategy
   .  Invesco V.I. Comstock Fund          .  Ivy VIP Balanced
   .  Invesco V.I. Equity and Income      .  Ivy VIP Core Equity
      Fund                                .  Ivy VIP Value
 ALPS VARIABLE INVESTMENT TRUST         JANUS ASPEN SERIES
 (MORNINGSTAR)                            .  Janus Henderson Balanced
   .  Morningstar Aggressive Growth          Portfolio
      ETF Asset Allocation Portfolio      .  Janus Henderson Mid Cap Value
   .  Morningstar Balanced ETF Asset         Portfolio
      Allocation Portfolio              NEUBERGER BERMAN ADVISERS MANAGEMENT
   .  Morningstar Conservative ETF      TRUST
      Asset Allocation Portfolio          .  Neuberger Berman AMT Sustainable
   .  Morningstar Growth ETF Asset           Equity Portfolio
      Allocation Portfolio              PUTNAM VARIABLE TRUST
   .  Morningstar Income and Growth       .  Putnam VT Equity Income Fund
      ETF Asset Allocation Portfolio    SECURIAN FUNDS TRUST
 AMERICAN FUNDS INSURANCE SERIES(R)       .  SFT Index 500 Fund
   .  Growth Fund                         .  SFT Ivy/SM/ Growth Fund
   .  Growth-Income Fund                  .  SFT T. Rowe Price Value Fund
 FIDELITY(R) VARIABLE INSURANCE           .  SFT Wellington Core Equity Fund
 PRODUCTS FUNDS
   .  Fidelity VIP Equity-Income
      Portfolio


GROUP D (UP TO 10%)


 AIM VARIABLE INSURANCE FUNDS (INVESCO  JANUS ASPEN SERIES
 VARIABLE INSURANCE FUNDS)                .  Janus Henderson Forty Portfolio
   .  Invesco V.I. American Value Fund  LEGG MASON PARTNERS VARIABLE EQUITY
   .  Invesco V.I. Small Cap Equity     TRUST
      Fund                                .  ClearBridge Variable Small Cap
 AMERICAN FUNDS INSURANCE SERIES(R)          Growth Portfolio
   .  Global Bond Fund                  MFS(R) VARIABLE INSURANCE TRUST II
   .  Global Growth Fund                  .  MFS(R) International Value
   .  International Fund                     Portfolio
 FIDELITY(R) VARIABLE INSURANCE         OPPENHEIMER VARIABLE ACCOUNT FUNDS
 PRODUCTS FUNDS                           .  Oppenheimer International Growth
   .  Mid Cap Portfolio                      Fund/VA
 IVY VARIABLE INSURANCE PORTFOLIOS      PUTNAM VARIABLE TRUST
   .  Ivy VIP Global Growth               .  Putnam VT Growth Opportunities
   .  Ivy VIP International Core Equity      Fund
   .  Ivy VIP Mid Cap Growth            SECURIAN FUNDS TRUST
   .  Ivy VIP Small Cap Value             .  SFT Index 400 Mid Cap Fund
                                          .  SFT International Bond Fund
                                          .  SFT Ivy/SM/ Small Cap Growth Fund

GROUP E (UP TO 5%)


             -----------------------------------------------------
             AMERICAN FUNDS INSURANCE     .  Ivy VIP Natural
             SERIES(R)                       Resources
               .  Global Small            .  Ivy VIP Science and
                  Capitalization Fund        Technology
               .  New World Fund(R)     JANUS ASPEN SERIES
             FRANKLIN TEMPLETON           .  Janus Henderson
             VARIABLE INSURANCE              Overseas Portfolio
             PRODUCTS TRUST             MORGAN STANLEY VARIABLE
               .  Franklin Small Cap    INSURANCE FUND, INC.
                  Value VIP Fund          .  Morgan Stanley VIF
               .  Templeton Developing       Emerging Markets
                  Markets VIP Fund           Equity Portfolio
             IVY VARIABLE INSURANCE     SECURIAN FUNDS TRUST
             PORTFOLIOS                   .  SFT Real Estate
               .  Ivy VIP High Income        Securities Fund
               .  Ivy VIP Micro Cap
                  Growth
             -----------------------------------------------------


REBALANCING

If you elect to use the CustomChoice Allocation Option, your contract value will automatically be rebalanced each quarter. When we rebalance your contract value we will transfer amounts between sub-accounts so that the allocations when the rebalancing is complete are the same as the most recent allocation instructions we received from you. The rebalancing will occur on the same day of the month as the contract date. If the contract date is after the 25th of the month, rebalancing will occur on the first business day of the following month. If the quarterly rebalancing date does not fall on a business date, the rebalancing will occur on the next business date. REBALANCING DOES NOT GUARANTEE AN INVESTMENT RETURN IN YOUR CONTRACT VALUE.

POSSIBLE CHANGES

We reserve the right to add, remove, or change the groups, the funds within each group, or the percentage limitations for each group. We will notify you of any such change. If there is a change, you will not need to change your then-current allocation instructions. However, the next time you make a purchase payment, reallocation request or transfer request, we will require that your allocation instructions comply with the limitations in effect at the time of the purchase payment, reallocation request or transfer request. We are currently waiving this requirement with respect to additional purchase payments to the contract. If a contract owner makes an allocation change request to a fund or group that is no longer available, the contract owner will be obligated to provide a new allocation instruction to a fund or group available at the time of the request. Until your next purchase payment, transfer request or reallocation request, quarterly rebalancing will continue to be based on the most recent allocation instructions we received from you.

TERMINATION

To terminate participation in the CustomChoice Allocation Option you must allocate your entire contract value to another allocation plan approved for use with the rider you have elected.

TRANSFERS

Values may be transferred between the guarantee period(s) of the guaranteed term account if available to your contract and/or between or among the portfolios of the variable annuity account. You may effect transfers or change allocation of future purchase payments by written request, internet (through our Online Service Center) or telephone transfer. We will make the transfer on the basis of accumulation unit values next determined after receipt of your request at our home office. You may not transfer into the DCA Fixed Account.

Unless stated otherwise, the same conditions and procedures that apply to written requests apply to telephone requests (including any faxed requests) and internet transfers through our on-line service center. We have procedures designed to provide reasonable assurance that telephone, internet or faxed authorizations are genuine. To the extent that we do not have procedures, we may be liable for any losses due to unauthorized or fraudulent instructions. We require contract owners or persons authorized by them to provide identifying information to us for telephone and internet transactions, we record telephone instruction conversations and we provide you with written confirmations of your telephone, internet or faxed transactions.

There is generally no dollar amount limitation on transfers. Limitations apply in the case of systematic transfer arrangements. See "Systematic Transfer Arrangements".

No deferred sales charge will be imposed on transfers. In addition, there is currently no charge for transfers. However, we reserve the right to charge up to $10 per transfer if you make more than 12 transfers in any single contract year. A market value adjustment may apply in the case of amounts transferred from a guarantee period of the guaranteed term account. Please see "General Information -- Fixed Account(s) and the Guaranteed Term Account" for details.

During periods of marked economic or market changes, you may experience difficulty making a telephone, internet or faxed requests due to market conditions or performance of systems. If that occurs, you should consider submitting a written request while continuing to attempt your transaction request.

MARKET TIMING AND DISRUPTIVE TRADING

This contract is not designed to be used as a vehicle for frequent trading (i.e., transfers) in response to short-term fluctuations in the securities markets, often referred to generally as "market timing." Market timing activity and frequent trading in your contract can disrupt the efficient management of the underlying portfolios and their investment strategies, dilute the value of portfolio shares held by long-term shareholders, and increase portfolio expenses (including brokerage or other trading costs) for all portfolio shareholders, including long-term contract owners invested in affected portfolios who do not generate such expenses. It is the policy of Minnesota Life to discourage market timing and frequent transfer activity, and, when Minnesota Life becomes aware of such activity, to take steps to attempt to minimize the effect of frequent trading activity in affected portfolios. You should not purchase this contract if you intend to engage in market timing or frequent transfer activity.

We have developed policies and procedures to detect and deter market timing and other frequent transfers, and we will not knowingly accommodate or create exceptions for contract owners engaging in such activity. We employ various means to attempt to detect and deter market timing or other abusive transfers. However, our monitoring may be unable to detect all harmful trading nor can we ensure that the underlying portfolios will not suffer disruptions or increased expenses attributable to market timing or abusive transfers resulting from other insurance carriers which invest in the same portfolios. In addition, because market timing can only be detected after it has occurred to some extent, our policies to stop market timing activity do not go into effect until after we have identified such activity.

We reserve the right to restrict the frequency of -- or otherwise modify, condition or terminate -- any transfer method(s). Your transfer privilege is also subject to modification if we determine, in our sole discretion, that the exercise of the transfer privilege by one or more contract owners is or would be to the disadvantage of other contract owners. Any new restriction that we would impose will apply to your contract without regard to when you purchased it. We also reserve the right to implement, administer, and charge you for any fees or restrictions, including redemption fees that may be imposed by an underlying portfolio attributable to transfers in your contract. We will consider one or more of the following factors:

  .  the dollar amount of the transfer(s);

  . whether the transfers are part of a pattern of transfers that appear designed to take advantage of market inefficiencies;

  . whether an underlying portfolio has requested that we look into identified unusual or frequent activity in a portfolio;

  .  the number of transfers in the previous calendar quarter;

  . whether the transfers during a quarter constitute more than two "round trips" in a particular portfolio. A round trip is a purchase into a portfolio and a subsequent redemption out of the portfolio, without regard to order.

In the event your transfer activity is identified as disruptive or otherwise constitutes a pattern of market timing, you will be notified in writing that your transfer privileges will be restricted in the future if the activity continues. Upon our detecting further prohibited activity, you will be notified in writing that your transfer privileges are limited to transfer requests delivered via regular U.S. mail only. No fax, voice, internet, courier or express delivery requests will be accepted. The limitations for the transfer privileges in your contract will be permanent.

In addition to our market timing procedures, the underlying portfolios may have their own market timing policies and restrictions. While we reserve the right to enforce the portfolios' policies and procedures, contract owners and other persons with interests under the contracts should be aware that we may not have the contractual authority or the operational capacity to apply the market timing policies and procedures of the portfolios, except that, under SEC rules, we are required to: (1) enter into a written agreement with each portfolio or its principal underwriter that obligates us to provide the portfolio promptly upon request certain information about the trading activity of individual contract owners, and (2) execute instructions from the portfolio to restrict or prohibit further purchases or transfers by specific contract owners who violate the market timing policies established by the portfolios.

None of these limitations apply to transfers under systematic transfer programs such as Dollar Cost Averaging or Automatic Portfolio Rebalancing.

SPECULATIVE INVESTING

Do not purchase this contract if you plan to use it, or any of its riders, for speculation, arbitrage, viatication or any other type of collective investment scheme. Your contract may not be traded on any stock exchange or secondary market. By purchasing this contract you represent and warrant that you are not using this contract, or any of its riders, for speculation, arbitrage, viatication or any other type of collective investment scheme.

SYSTEMATIC TRANSFER ARRANGEMENTS

We offer certain systematic transfer arrangements including rebalancing and two dollar cost averaging options -- (1) regular Dollar Cost Averaging ("DCA") and
(2) the DCA Fixed Account option. You may elect either rebalancing or regular DCA to occur on a monthly, quarterly, semi-annual or annual basis. However, you may not elect more than one of these systematic transfer arrangements on the same contract at the same time. You must also select the day of the month you would like the transaction to be processed (ranging from the 1st to the 25th day of the month). If a transaction cannot be completed on that date, for example, because it's a weekend or holiday, it will be processed on the next valuation date. There will be no charge for any of the systematic transfer arrangements described below, and they will not count toward your 12 transfers in any single contract year described above.

    AUTOMATIC PORTFOLIO REBALANCING

Rebalancing is a technique where you instruct us to re-allocate specific portfolios periodically to a predetermined percentage. We will re-allocate your portfolios based on the designated date, frequency and percentage instructions you provide to us.

Rebalancing will not affect your allocation of future purchase payments and is not limited to a maximum or minimum number of portfolios. Rebalancing is not available for values in a guarantee period of the guaranteed term account or for values in the DCA Fixed Account.

If you elect a variable annuitization, the annuitant may instruct us to rebalance the variable sub-accounts. Rebalancing is not available for any portion that is a fixed annuitization.

    DOLLAR COST AVERAGING

Dollar Cost Averaging ("DCA") is another type of systematic transfer arrangement. DCA is an investment technique by which you invest a set amount of money at regular intervals. This technique averages the cost of the units you purchase over the period of time and may help to even out the market's volatility in your portfolio.

For the "regular" DCA, you must tell us the sub-accounts in your contract that you wish to transfer amounts out of as well as the sub-accounts into which you wish the amounts transferred. In addition, you must instruct us as to the dollar amount (or percentage amount) you wish transferred and the frequency (monthly, quarterly, semi-annual or annual). You must also select the day of the month you would like the transaction to be processed (ranging from the 1st to the 25th day of the month). You may not elect "regular" DCA out of any of the guaranteed term accounts.

Your "regular" DCA instructions will remain active until the portfolio is depleted in the absence of specific instructions otherwise. DCA will not effect your allocation of future purchase payments; is not limited to a maximum or minimum number of portfolios; and is not available after you annuitize.

    DCA FIXED ACCOUNT OPTION

The DCA Fixed Account option also allows you to dollar cost average. The DCA Fixed Account option may only be used for new purchase payments to the contract -- you may not transfer into it from other investment options.

Purchase payment amounts that you allocate to the DCA Fixed Account will be held in a fixed account which credits interest at an annual rate at least equal to the minimum guaranteed interest rate shown in your contract. Beginning one month following the date a purchase payment is allocated to the DCA Fixed Account, a portion of the amount allocated will be systematically transferred over an established period of time (currently either 6 months or 12 months) to sub-accounts of the variable annuity account that you have elected. If the systematic transfer would occur on or after the 26th day of the month, then the systematic transfer will be on the first day of the following month instead.

Each month thereafter a portion of the allocated purchase payment will be transferred to the designated sub-accounts until the DCA Fixed Account has been depleted. In the event you allocate additional purchase payments to the DCA Fixed Account during the period selected, those additional amounts will be transferred over the remainder of the period. If you allocate purchase payments to the DCA Fixed Account after it is depleted, a new period of time will be started, as selected by you.

The DCA Fixed Account is not available with automatic purchase plans or in combination with any other systematic transfer arrangement. The DCA Fixed Account is not available if you elect an optional living benefit that contains asset allocation requirements.

If you wish to terminate this systematic transfer prior to the end of the period, you may instruct us to do so. Any remaining amount held in the DCA Fixed Account at that time will be transferred to the sub-accounts you elected as of the valuation date coincident with or next following the date you instruct us to terminate the transfers. In the event you die prior to the end of the period, the amount remaining in your DCA Fixed Account when we receive notice of your death will be transferred to the government money market sub-account.

The DCA Fixed Account is not available after you annuitize. Amounts held in the DCA Fixed Account are part of our general account. To the extent permitted by law we reserve the right at any time to stop accepting new purchase payments to the DCA Fixed Account.

Below is an example designed to show how transfers from the DCA Fixed Account might work:

                           DCA FIXED ACCOUNT EXAMPLE

                                     PURCHASE
                         DCA FIXED   PAYMENTS
                          ACCOUNT  ALLOCATED TO                         DCA FIXED
TRANSACTION               BEFORE        DCA      TRANSFER TO SELECTED ACCOUNT AFTER
   DATE      TRANSACTION ACTIVITY  FIXED ACCOUNT     SUB-ACCOUNTS       ACTIVITY
-----------  ----------- --------- ------------- -------------------- -------------
  June 1      Purchase      --       20,000.00            --            20,000.00
              Payment

  July 1      Monthly    20,032.58      --             1,669.38         18,363.20
              Transfer                              (=20,032.58/12)

 August 1     Monthly    18,394.11      --             1,672.19         16,721.92
              Transfer                              (=18,394.11/11)

 August 15    Purchase   16,734.63   10,000.00            --            26,734.63
              Payment

September 1   Monthly    26,759.30      --             2,675.93         24,083.37
              Transfer                              (=26,759.30/10)

To illustrate the DCA Fixed Account, assume a contract is issued on June 1. At this time, Purchase payments totaling $20,000 are allocated to the 12 month DCA Fixed Account. Assume the interest rate as of June 1 for the 12 month DCA Fixed Account option is 2%.

On July 1, one month after the first purchase payment into the DCA Fixed Account, the DCA Fixed Account value with interest is $20,032.58. There are 12 monthly transfers remaining from the DCA Fixed Account. Therefore, an amount of $1,669.38 ($20,032.58 /12) is transferred into the variable Sub-Accounts you previously selected.

On August 1, two months after the initial purchase payment into the DCA Fixed Account, the DCA Fixed Account value with interest is $18,394.11. There are 11 monthly transfers remaining in the period. Therefore, an amount of $1,672.19 ($18,394.11 /11) is transferred into the variable Sub-Accounts you previously selected.

On August 15, the value of the DCA Fixed Account is $16,734.63. An additional purchase payment of $10,000 is allocated to the DCA Fixed Account resulting in a DCA Fixed Account value of $26,734.63. Since this additional purchase payment was made during the 12 month period originally established on June 1, the resulting DCA Fixed Account Value will be transferred over the remaining 10 monthly transfers.

On September 1, three months after the initial purchase payment into the DCA Fixed Account, the DCA Fixed Account value with interest is $26,759.30. There are 10 monthly transfers remaining in the period. Therefore, an amount of $2,675.93 ($26,759.30 /10) is transferred into the variable sub-accounts you previously selected.

This process will continue, with transfers being made monthly, until the end of the 12 month period. The final transfer will occur on June 1 of the following year. Following this transfer, the DCA Fixed Account value will equal zero.

PURCHASE PAYMENTS AND VALUE OF THE CONTRACT

    CREDITING ACCUMULATION UNITS

During the accumulation period each purchase payment is credited on the valuation date on or following the date we receive the purchase payment at our home office. We will credit your purchase payments allocated to the variable annuity account, to your contract in the form of accumulation units. The number of accumulation units credited with respect to each purchase payment is determined by dividing the portion of the purchase payment allocated to each sub-account by the then current accumulation unit value for that sub-account.

The number of accumulation units so determined shall not be changed by any subsequent change in the value of an accumulation unit, but the value of an accumulation unit will vary from valuation date to valuation date to reflect the investment experience of the portfolio(s).

We will determine the value of accumulation units on each day on which each portfolio is valued. The net asset value of the portfolios' shares shall be computed once daily, and, in the case of government money market portfolio, after the declaration of the daily dividend, as of the primary closing time for business on the New York Stock Exchange ("Exchange") (currently, 3:00 p.m., Central Time), on each day, Monday through Friday, except:

  . days on which changes in the value of that portfolio's securities will not materially affect the current net asset value of that portfolio's shares;

  . days during which none of that portfolio's shares are tendered for redemption and no order to purchase or sell that portfolio's shares is received by that portfolio; and

  . customary national business holidays on which the Exchange is closed for trading.

The value of accumulation units for any given sub-account will be the same for all purchase payments we receive at our home office on that day prior to the close of the Exchange. Purchase payments received after the close of business of the Exchange will be priced on the next valuation date.

In addition to providing for the allocation of purchase payments to the sub-account of the variable annuity account, the contracts allow you to allocate purchase payments to the DCA Fixed Account or for contracts issued prior to June 1, 2011, to the guarantee periods of the guaranteed term account for accumulation at a guaranteed interest rate.

    VALUE OF THE CONTRACT

The contract value of your contract at any time prior to when annuity payments begin can be determined by multiplying the number of accumulation units of each portfolio to which you allocate values by the current value of those units and then adding the values so calculated. Then add to that amount any value you have allocated to any fixed account(s) and guarantee period(s) of the guaranteed term account. There is no assurance that your contract value will equal or exceed your purchase payments.

    ACCUMULATION UNIT VALUE

The value of an accumulation unit for each sub-account of the variable annuity account was set at $1.000000 on the first valuation date of the sub-account. The value of an accumulation unit on any subsequent valuation date is determined by multiplying:

  . the value of that accumulation unit on the immediately preceding valuation date by,

  . the net investment factor for the applicable sub-account (described below) for the valuation period just ended.

The value of an accumulation unit any day other than a valuation date is its value on the next valuation date.

NET INVESTMENT FACTOR FOR EACH VALUATION PERIOD

The net investment factor is an index used to measure the investment performance of a sub-account of the variable annuity account from one valuation period to the next. For any sub-account, the net investment factor for a valuation period is the gross investment rate for that sub-account for the valuation period, less a deduction for the mortality and expense risk charge at the current rate of 1.50% per annum (1.20% per annum after annuitization) and a deduction for the administrative charge at the current rate of .15% per annum. If you elected an optional benefit with a daily separate account charge, the charge associated with that option will also be deducted.

The gross investment rate may be positive or negative and is equal to:

  . the net asset value per share of a portfolio share held in a sub-account of the variable annuity account determined at the end of the current valuation period, plus

  . the per share amount of any dividend or capital gain distribution by the portfolio if the "ex-dividend" date occurs during the current valuation period, divided by,

  . the net asset value per share of that portfolio share determined at the end of the preceding valuation period.

REDEMPTIONS, WITHDRAWALS AND SURRENDER

Prior to the date annuity payments begin you may make partial withdrawals from your contract in amounts of at least $250. We will waive the minimum withdrawal amount:

  . on withdrawals where a systematic withdrawal program is in place and the smaller amount satisfies the minimum distribution requirements of the Code, or

  . when the withdrawal is requested because of an excess contribution to a tax-qualified contract.

To request a withdrawal or surrender (including 1035 exchanges) you may submit to Annuity Services a fully completed and signed surrender or withdrawal form authorized by Minnesota Life. You may also request certain partial withdrawals by telephone if we have a completed telephone authorization on file. Contact Annuity Services for details.

Unless stated otherwise, the same conditions and procedures that apply to written requests apply to telephone requests including any faxed requests. We require contact owners or persons authorized by them to provide identifying information to use, we record telephone instruction conversations and we provide you with written confirmations of your telephone or faxed transactions. Minnesota Life will not be liable for any loss, expense, or cost arising out of any requests that we reasonably believe to be authentic.

During periods of marked economic or market changes, you may experience difficulty making a telephone request due to the volume of telephone calls. If that occurs, you should consider submitting a written request while continuing to attempt your transaction request. We also reserve the right to suspend or limit telephone transactions.

Withdrawal values will be determined as of the valuation date we receive your written withdrawal request at our home office. Unless you tell us otherwise, and to the extent funds are allocated, withdrawals (including systematic withdrawals) will be taken from the variable annuity account, all guarantee periods of the guaranteed term account and any amounts in the DCA Fixed Account on a pro-rata basis.

Your contract value will be reduced by the amount of your withdrawal and any applicable deferred sales charge. Withdrawals or surrenders from one of the guarantee periods of the guaranteed term account may also be subject to a market value adjustment. Please refer to the sections titled; "General Information -- Fixed Account(s) and the Guaranteed Term Account" for details.

If a withdrawal leaves you with a contract value of less than $1,000, we may elect to treat your withdrawal as a full surrender of your contract and send you your contract's surrender value, as calculated below.

Before annuity payments begin, you may surrender the contract for its surrender value. You will receive the surrender value in a single cash sum. The surrender value of your contract is the contract value computed as of the valuation date your surrender request is received, reduced by any applicable deferred sales charge and any market value adjustment for amounts held in a guarantee period of the guaranteed term account. In lieu of a cash sum payment, you may elect an annuity. In most cases, once annuity payments begin for an annuitant, the annuitant cannot surrender annuity benefit and receive a single sum instead (see "Electing the Retirement Date and Annuity Option" for more information).

MODIFICATION AND TERMINATION OF THE CONTRACT

Your contract may be modified at any time by written agreement between you and us. However, no such modification will adversely affect the rights of an annuitant under the contract unless the modification is made to comply with a law or government regulation. You will have the right to accept or reject the modification.

The contract permits us to cancel your contract, and pay you its contract value if:

  . no purchase payments are made for a period of two or more full contract years, and

  . the total purchase payments made, less any withdrawals and associated charges, are less than $2,000, and

  .  the contract value of the contract is less than $2,000.

We will notify you, in advance, of our intent to exercise this right in our annual report to you about the status of your contract. We will cancel the contract ninety days after the contract anniversary unless we receive an additional purchase payment before the end of that ninety day period. We will not terminate your contract solely because of poor sub-account performance. If we do elect to terminate your contract under this provision, no deferred sales charge will apply.

ASSIGNMENT

If the contract is sold in connection with a tax-qualified program (including employer sponsored employee pension benefit plans, tax-sheltered annuities and individual retirement annuities), then:

  . neither the annuitant's or your interest may be assigned, sold, transferred, discounted or pledged as collateral for a loan or as security for the performance of an obligation or for any other purpose, and

  . to the maximum extent permitted by law, benefits payable under the contract shall be exempt from the claims of creditors.

If the contract is not issued in connection with a tax-qualified program, any person's interest in the contract may be assigned during the lifetime of the annuitant. You should discuss the tax consequences with you tax advisor.

We will not be bound by any assignment until we have recorded written notice of it at our home office. We are not responsible for the validity of any assignment. An assignment will not apply to any payment or action made by us before it was recorded. Any payments to an assignee will be paid in a single sum. Any claim made by an assignee will be subject to proof of the assignee's interest and the extent of the assignment.

DEFERMENT OF PAYMENT

We will pay any single sum payment within seven days after the date the payment is called for by the terms of the contract, unless the payment is postponed for:

  . any period during which the Exchange is closed other than customary weekend and holiday closings, or during which trading on the Exchange is restricted, as determined by the Securities and Exchange Commission ("SEC");

  . any period during which an emergency exists as determined by the SEC as a result of which it is not reasonably practical to dispose of securities in the portfolio(s) or to fairly determine the value of the assets of the portfolio(s); or

  . other periods the SEC by order permits for the protection of the contract owners.

See "Fixed Account(s) and the Guaranteed Term Account", for additional restrictions on those options.

CONFIRMATION STATEMENTS AND REPORTS

You will receive confirmation statements of any unscheduled purchase payment, transfer or withdrawal; surrender; and payment of any death benefit. Quarterly statements will be made available to you with certain contract information. However, we may not deliver a quarterly statement if you do not have any transactions during that quarter. Statements will include the number of accumulation units in your contract, current value of those units and the contract's total value. Scheduled transactions such as systematic withdrawals, automatic purchase plans and systematic transfers will be shown on your quarterly statement following the transaction. It will also include information related to any amount you have allocated to the fixed account(s) or guarantee periods of the guaranteed term account.

CONTRACT CHARGES AND FEES

DEFERRED SALES CHARGE

No sales charge is deducted from a purchase payment made for this contract at the time of its receipt. However, when a contract's value is reduced by a withdrawal or a surrender, a deferred sales charge ("DSC") may be deducted. The DSC applies to the total amount withdrawn, including the DSC (see example below). A deferred sales charge of up to 8% may apply to partial withdrawals and surrenders.

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

The DSC will be deducted pro rata from all sub-accounts from which withdrawals are made. This is designed to compensate us for the distribution expenses of the contract. To the extent the sales expenses are not recovered from the sales charge, we will recover them from our other assets or surplus, including profits from mortality and expense risk charges.

The schedule in the table is applied separately to each purchase payment. All purchase payments will be allocated to a withdrawal or a surrender for this purpose on a first-in, first-out basis. This means that the withdrawal or surrender will be taken from the oldest purchase payment first. It applies only to withdrawal or surrender of purchase payments. The applicable DSC percentage is as shown in the table below:

                       YEARS SINCE PURCHASE PAYMENT  DSC
                       ----------------------------  ---
                                  0-1                 8%
                                  1-2                 7%
                                  2-3                 6%
                                  3-4                 6%
                            4 and thereafter          0%

The amount of the DSC is determined by:

  . calculating the number of years each purchase payment being withdrawn has been in the contract;

  . multiplying each purchase payment withdrawn by the appropriate deferred sales charge percentage in the table; and

  . adding the DSC from all purchase payments so calculated. This amount is then deducted from your contract value.

EXAMPLE Assuming that all amounts to be withdrawn are subject to a DSC. If the contract owner requests a withdrawal of $1,000, and the applicable deferred sales charge is 7% (because the purchase payment is more than 1 year old but less than two years old), the contract owner will receive $1,000, the deferred sales charge will be $75.27 (which represents the deferred sales charge applied to the total amount withdrawn, including the deferred sales charge) and the total withdrawal amount deducted from the contract value will equal $1,075.27.

The DSC will not apply to:

  . Amounts withdrawn in any contract year that are less than or equal to the annual "free amount." The free amount shall be equal to 10% of purchase payments not previously withdrawn and received by us during the current contract year plus the greater of:

     (1) contract value less purchase payments not previously withdrawn as of the most recent contract anniversary; or

     (2) 10% of the sum of purchase payments not previously withdrawn and still subject to DSC as of the most recent contract anniversary.

  .  Amounts withdrawn to pay the annual maintenance fee or any transfer charge.

  . Amounts payable as a death benefit upon the death of the owner or the annuitant, if applicable.

  .  Amounts applied to provide annuity payments under an annuity option.

  . Amounts withdrawn because of an excess contribution to a tax-qualified contract (including, for example, IRAs and tax sheltered annuities).

  . The difference between any required minimum distribution due (according to Internal Revenue Service (IRS) rules) on this contract and any annual "free amount" allowed.

  . A surrender or withdrawal requested any time after the first contract anniversary and if you meet the requirements of a qualifying confinement in a hospital or medical care facility as described below.

  . A surrender or withdrawal requested any time after the first contract anniversary and in the event that you are diagnosed with a terminal illness as described below.

  . A surrender or a single withdrawal amount any time after the first contract anniversary if the unemployment waiver applies.

  . Withdrawals in a contract year, if less than or equal to the Guaranteed Annual Withdrawal (GAW) if you have purchased the Guaranteed Minimum Withdrawal Benefit option.

  . Withdrawals in a contract year if less than or equal to the Guaranteed Annual Income (GAI) if you have purchased the Guaranteed Lifetime Withdrawal Benefit, Guaranteed Lifetime Withdrawal Benefit II-Single, Guaranteed Lifetime Withdrawal Benefit II-Joint, Encore Lifetime Income-Single, Encore Lifetime Income-Joint, Ovation Lifetime Income II-Single, or Ovation Lifetime Income II-Joint options.

    NURSING HOME OR TERMINAL ILLNESS WAIVER

    A surrender or withdrawal request made any time after the first contract anniversary due to the owner's confinement in a hospital or medical care facility for at least 90 consecutive days will not be subject to a DSC (Nursing Home Waiver). The request must be made while the owner is still confined or within 90 days after the discharge from a hospital or medical care facility after a confinement of at least 90 consecutive days. A medical care facility for this purpose means a facility operated pursuant to law or any state licensed facility providing medically necessary in-patient care which is:

     .   prescribed by a licensed Physician in writing; and

     . based on physical limitations which prohibit daily living in a non-institutional setting.

    A surrender or withdrawal request made any time after the first contract anniversary in the event the owner is diagnosed with a terminal illness will also not be subject to a DSC (Terminal Illness Waiver). A terminal illness for this purpose is a condition which:

     .   is diagnosed by a licensed Physician; and

     .   is expected to result in death within 12 months.

    For purposes of these provisions, we must receive due proof, satisfactory to us, of the owner's confinement or terminal illness in writing. Physician for this purpose means a licensed medical doctor (MD) or a licensed doctor of osteopathy (DO) practicing within the scope of his or her license; and not the owner, the annuitant or a member of either the owner's or the annuitant's immediate families.

    If the owner of this contract is other than a natural person, such as a trust or other similar entity, benefits payable due to nursing home confinement or terminal illness will be based upon the annuitant.

    If the owner, or annuitant in the case of a contract owned by a non-natural person, is changed in accordance with the provisions of this contract, a one-year waiting period will apply after the date of the change before the new owner or annuitant is eligible for this benefit.

    UNEMPLOYMENT WAIVER

    Any time after the first contract anniversary, the DSC will be waived for a single withdrawal from or surrender of your contract if you become unemployed. To qualify for this benefit, you must take the following steps:

     . provide us proof from a state unemployment agency indicating you have been receiving unemployment benefits for at least 60 consecutive days;

     . provide us proof that you were a full-time employee (at least 30 hours per week) on the date your contract was issued; and

     . apply for this benefit within 180 days of receipt of your first unemployment compensation payment.

    If the owner, or annuitant in the case of a contract owned by a non-natural person, is changed in accordance with the provisions of this contract, a one-year waiting period will apply after the date of the change before the new owner or annuitant is eligible for this benefit.

    This waiver may be exercised only one time.

MORTALITY AND EXPENSE RISK CHARGE

We assume mortality risk under the contract by our obligation to pay death benefits and to continue to make monthly annuity payments, in accordance with the annuity rate tables and other provisions in the contract, regardless of how long that annuitant lives or all annuitants as a group live. This assures an annuitant that neither the annuitant's own longevity nor an improvement in life expectancy generally will have an adverse effect on the monthly annuity payments received under the contract. Our expense risk is the risk that the charges under the contract will be inadequate to cover our expenses. This charge is deducted during both the accumulation phase and the annuity phase of the contract.

For assuming these risks, we make a deduction from the variable annuity account at the annual rate of 1.50% the net asset value during the accumulation period. During the annuity period the annual rate changes to 1.20%.

ADMINISTRATIVE CHARGE

We perform all contract administrative services. These include the review of applications, the preparation and issuance of contracts, the receipt of purchase payments, forwarding amounts to the portfolios for investment, the preparation and mailing of periodic reports and other services.

For providing these services we make a deduction from the variable annuity account at the annual rate of 0.15% of the net asset value of the variable annuity account. This charge is taken during both the accumulation period and the annuity period by the contract. Since the charge is taken from a contract on each valuation date, there is no return of any part of the charge in the event that the contract is redeemed. As the charge is made as a percentage of assets in the variable annuity account, there is not necessarily a relationship between the amount of administrative charge imposed on a given contract and the amount of expenses that may be attributable to that contract.

ANNUAL MAINTENANCE FEE

We charge an annual maintenance fee for maintaining the records and documents with each contract. This fee is $30 and it will be deducted on each contract anniversary and at surrender of the contract on a pro rata basis from your accumulation value in the variable annuity account. We waive this fee if the greater of your purchase payments, less withdrawals, or your contract value is $50,000 or more at each contract anniversary.

OPTIONAL CONTRACT RIDER CHARGES

If you elect one of the optional death benefits and/or one of the other contract options, the charge described below will apply to your contract. A complete description of each optional contract rider can be found under the corresponding section of the Prospectus. If these deductions are insufficient to cover our actual costs, then we will absorb the resulting losses. If the deductions are more than sufficient after the establishment of any contingency reserves deemed prudent or required by law, any excess will be profit to us. Some or all of such profit or "retained earnings" may be used to cover any distribution costs not recovered through the Deferred Sales Charge (DSC).

HIGHEST ANNIVERSARY VALUE (HAV) DEATH BENEFIT OPTION -- CHARGE

  . If you purchase the HAV optional death benefit, we will deduct an annual HAV death benefit charge (HAV charge) for expenses related to this optional benefit. The HAV charge is equal to 0.15% annually of the variable contract value and this amount will be deducted daily from amounts held in the variable annuity account. The charge does not apply after annuitization, or in the case of a partial annuitization to the portion of your contract annuitized.

PREMIER DEATH BENEFIT (PDB) OPTION -- CHARGE

  . If you purchase the PDB optional death benefit, we will deduct an annual PDB death benefit charge for expenses related to this optional benefit.
     The PDB charge is equal to 0.35% annually of the variable contract value and this amount will be deducted daily from amounts held in the variable annuity account. The charge does not apply after annuitization, or in the case of a partial annuitization to the portion of your contract annuitized.

ESTATE ENHANCEMENT BENEFIT (EEB) OPTION -- CHARGE

  . If you purchase the EEB optional benefit, we will deduct an annual EEB benefit charge for expenses related to this optional benefit. The EEB charge is equal to 0.25% annually of the variable contract value and this amount will be deducted daily from amounts held in the variable annuity account. This charge will also reduce the interest rate available with this option. See the "Other Contract Options -- Estate Enhancement Benefit Option" for additional information. The charge does not apply after annuitization, or in the case of a partial annuitization to the portion of your contract annuitized.

GUARANTEED MINIMUM INCOME BENEFIT (GMIB) OPTION -- CHARGE

  . If you purchase the GMIB optional benefit, we will deduct an annual GMIB benefit charge for expenses related to this optional benefit. The current GMIB benefit charge is equal to 0.95% multiplied by the GMIB benefit base amount. See the section of this Prospectus entitled 'Other Contract Options (Living Benefits)' for details on how the GMIB benefit base is determined. The maximum possible charge for this rider is 1.50%. Beginning with the first contract anniversary following the rider effective date and every contract anniversary thereafter, the GMIB benefit charge will be calculated and deducted in proportion to the contract owner's allocation to the sub-accounts in the variable annuity account. The charge does not apply after annuitization. In the event that the rider terminates prior to the charge being taken for the period, a pro rata portion of the charge will be taken for the period.

ENCORE LIFETIME INCOME-SINGLE (ENCORE-SINGLE) OPTION -- CHARGE

  . If you purchase the Encore-Single optional benefit, we will deduct an Encore-Single benefit charge on a quarterly basis for expenses related to this optional benefit. The current annual Encore-Single charge is equal to 1.10% of the greater of the contract value or benefit base. The maximum possible charge for this rider is 1.75% of the greater of the contract value or benefit base. Beginning with the Encore-Single effective date and every three months thereafter, an amount equal to one quarter of the Encore-Single charge (0.275%) will be multiplied by the greater of the contract value or the benefit base on that date and will be deducted on a pro rata basis from contract values allocated to the variable annuity account. See the section of this Prospectus entitled 'Other Contract Options (Living Benefits)' for details on how the benefit base is determined. The charge does not apply after annuitization or in the case of a partial annuitization to the portion of your contract annuitized. In the event that the rider terminates or is cancelled prior to the charge being taken for the period, a pro rata portion of the charge will be taken for the period.

ENCORE LIFETIME INCOME-JOINT (ENCORE-JOINT) OPTION -- CHARGE

  . If you purchase the Encore-Joint optional benefit, we will deduct an Encore-Joint benefit charge on a quarterly basis for expenses related to this optional benefit. The current annual Encore-Joint charge is equal to 1.30% of the greater of the contract value or benefit base. The maximum possible charge for this rider is 2.00% of the greater of the contract value or benefit base. Beginning with the Encore-Joint effective date and every three months thereafter, an amount equal to one quarter of the Encore-Joint charge (0.325%) will be multiplied by the greater of the contract value or the benefit base on that date and will be deducted on a pro rata basis from contract values allocated to the variable annuity account. See the section of this Prospectus entitled 'Other Contract Options (Living Benefits)' for details on how the benefit base is determined. The charge does not apply after annuitization or in the case of a partial annuitization to the portion of your contract annuitized. In the event that the rider terminates or is cancelled prior to the charge being taken for the period, a pro rata portion of the charge will be taken for the period.

OVATION LIFETIME INCOME II-SINGLE (OVATION II-SINGLE) OPTION -- CHARGE

  . If you purchase the Ovation II-Single optional benefit, we will deduct an Ovation II-Single benefit charge on a quarterly basis for expenses related to this optional benefit. The current annual Ovation II-Single charge is equal to 1.20% of the greater of the contract value or benefit base. The maximum possible charge for this rider is 2.25% of the greater of the contract value or benefit base. Beginning with the rider effective date and every three months thereafter, an amount equal to one quarter of the Ovation II-Single charge (0.30%) will be multiplied by the greater of the contract value or benefit base on that date and will be deducted on a pro rata basis from contract values allocated to the variable annuity account. See the section of this Prospectus entitled 'Other Contract Options (Living Benefits)' for details on how the benefit base is determined. The charge does not apply after annuitization or in the case of a partial annuitization to the portion of your contract annuitized. In the event that the rider terminates prior to the charge being taken for the period, a pro rata portion of the charge will be taken for the period.

OVATION LIFETIME INCOME II-JOINT (OVATION II-JOINT) OPTION -- CHARGE

  . If you purchase the Ovation II-Joint optional benefit, we will deduct an Ovation II-Joint benefit charge on a quarterly basis for expenses related to this optional benefit. The current annual Ovation II-Joint charge is equal to 1.20% of the greater of the contract value or benefit base. The maximum possible charge for this rider is 2.50% of the greater of the contract value or benefit base. Beginning with the rider effective date and every three months thereafter, an amount equal to one quarter of the Ovation II-Joint charge (0.30%) will be multiplied by the greater of the contract value or benefit base on that date and will be deducted on a pro rata basis from contract values allocated to the variable annuity account. See the section of this Prospectus entitled 'Other Contract Options (Living Benefits)' for details on how the benefit base is determined. The charge does not apply after annuitization or in the case of a partial annuitization to the portion of your contract annuitized. In the event that the rider terminates prior to the charge being taken for the period, a pro rata portion of the charge will be taken for the period.

GUARANTEED INCOME PROVIDER BENEFIT (GIPB) OPTION -- CHARGE

  . If you purchase the GIPB optional benefit, we will deduct an annual GIPB benefit charge for expenses related to this optional benefit. The GIPB charge is equal to 0.50% annually of the variable contract value and this amount will be deducted daily from amounts held in the variable annuity account. The charge does not apply after annuitization, or in the case of a partial annuitization to the portion of your contract annuitized.

GUARANTEED MINIMUM WITHDRAWAL BENEFIT (GMWB) OPTION -- CHARGE

  . If you purchase the GMWB optional benefit, we will deduct a GMWB benefit charge on a quarterly basis for expenses related to this optional benefit. The current GMWB charge is equal to 0.50% annually multiplied by the Guaranteed Withdrawal Benefit (GWB) amount. The GWB amount is equal to the initial purchase payment if GMWB is added at contract issue. If the option is added on a subsequent contract anniversary, the initial GWB will be equal to the contract value on the effective date of the option. Beginning with the GMWB effective date and at the end of every three months thereafter, one quarter of the charge will be deducted pro rata from amounts held in the variable annuity account. The maximum possible annual charge will never exceed 1.00% of the GWB amount. The charge does not apply after annuitization, or in the case of a partial annuitization to the portion of your contract annuitized. In the event that the rider terminates or is cancelled prior to the charge being taken for the period, a pro rata portion of the charge will be taken for the period.

GUARANTEED LIFETIME WITHDRAWAL BENEFIT (GLWB) OPTION -- CHARGE

  . If you purchase the GLWB optional benefit, we will deduct a GLWB benefit charge on a quarterly basis for expenses related to this optional benefit. The GLWB charge is equal to 0.60% of contract value, applied quarterly. Beginning with the GLWB effective date and at the end of every three months thereafter, one quarter of the GLWB charge (0.15%) will be multiplied by the contract value on that date and will be deducted in proportion to the contract owner's allocation to sub-accounts in the variable annuity account. The charge does not apply after annuitization, or in the case of a partial annuitization to the portion of your contract annuitized. In the event that the rider terminates or is cancelled prior to the charge being taken for the period, a pro rata portion of the charge will be taken for the period.

GUARANTEED LIFETIME WITHDRAWAL BENEFIT II-SINGLE (GLWB II-SINGLE) OPTION --
CHARGE

  . If you purchase the GLWB II-Single optional benefit, we will deduct a GLWB II-Single benefit charge on a quarterly basis for expenses related to this optional benefit. The GLWB II-Single charge is equal to 0.60% of the greater of the contract value or Guaranteed Withdrawal Benefit (GWB) amount, deducted quarterly. The maximum possible charge for this rider is 1.00%. The GWB amount is equal to the initial purchase payment if this rider is added at contract issue. If the rider is added at a subsequent anniversary, the initial GWB will be equal to the contract value on the effective date of the rider. Beginning with the GLWB II-Single effective date and at the end of every three months thereafter, one quarter of the GLWB II-Single charge (0.15%) will be multiplied by the greater of the contract value or GWB on that date and will be deducted in proportion to the contract owner's allocation to sub-accounts in the variable annuity account.

     The charge does not apply after annuitization, or in the case of partial annuitization to the portion of your contract annuitized. In the event that the rider terminates or is cancelled prior to the charge being taken for the period, a pro rata portion of the charge will be taken for the period.

GUARANTEED LIFETIME WITHDRAWAL BENEFIT II-JOINT (GLWB II-JOINT) OPTION -- CHARGE

  . If you purchase the GLWB II-Joint optional benefit, we will deduct a GLWB II-Joint benefit charge on a quarterly basis for expenses related to this optional benefit. The GLWB II-Joint charge is equal to 0.75% of the greater of the contract value or Guaranteed Withdrawal Benefit (GWB) amount, deducted quarterly. The maximum possible charge for the rider is 1.15%. The GWB amount is equal to the initial purchase payment if this rider is added at contract issue. If the rider is added at a subsequent anniversary, the initial GWB will be equal to the contract value on the effective date of the rider. Beginning with the GLWB II-Joint effective date and at the end of every three months thereafter, one quarter of the GLWB II-Joint charge (0.1875%) will be multiplied by the greater of the contract value or GWB on that date and will be deducted in proportion to the contract owner's allocation to sub-accounts in the variable annuity account. The charge does not apply after annuitization, or in the case of partial annuitization to the portion of your contract annuitized. In the event that the rider terminates or is cancelled prior to the charge being taken for the period, a pro rata portion of the charge will be taken for the period.

PREMIUM TAXES

Deduction for any applicable state premium taxes may be made from each purchase payment or when annuity payments begin. Currently such taxes range from 0% to 3.5%, depending on applicable law. Any amount withdrawn from the contract may be reduced by any premium taxes not previously deducted. Transfers currently are free.

TRANSFER CHARGES

There currently is no charge for any transfer. However, we reserve the right under the contract to charge up to $10 per transfer if you make more than 12 transfers in any single contract year.

MARKET VALUE ADJUSTMENT

See "Fixed Account(s) and the Guaranteed Term Account" for a complete description of this charge.

UNDERLYING PORTFOLIO CHARGES

There are deductions from and expenses paid out of the assets of the portfolio companies that are described in the prospectuses of those companies.

ANNUITIZATION BENEFITS AND OPTIONS

ANNUITY PAYMENTS

When you elect annuity payments to commence, or annuitize, you elect to convert your contract value into a stream of payments. This is sometimes referred to as the "payout" phase of your contract. You may choose a fixed or variable annuitization, or a combination of both. You may annuitize your entire contract or a portion of your contract. In the event you annuitize only a portion of your contract, your contract value will be reduced by the amount you annuitize. If you choose a partial annuitization in a non-qualified contract with a life contingent option or a period certain of 10 years or more, the cost basis in the contract will be allocated pro rata between each portion of the contract. Partial annuitization is treated as a withdrawal for purposes of benefits provided under optional death and living benefit riders. You may wish to consult with your tax advisor in the event you choose a partial annuitization with an option that is not a life contingent option or period certain of less than 10 years as the tax treatment under the Internal Revenue Code is unclear. Values will be allocated at your direction to our fixed account for purposes of providing a fixed annuity payment and to the sub-accounts of the variable annuity account for purposes of providing variable annuity payments. You also need to elect an annuity option, which is described below.

If you choose a variable annuitization, annuity payments are determined by several factors:

(a) the Assumed Investment Return (AIR) and mortality table specified in the contract,

(b) the age and gender of the annuitant and any joint annuitant,

(c) the type of annuity payment option you select, and

(d) the investment performance of the portfolios you select.

The amount of the variable annuity payments will not be affected by adverse mortality experience or by an increase in our expenses in excess of the expense deductions described in the contract. The annuitant will receive the value of a fixed number of annuity units each month. The value of those units, and thus the amounts of the monthly annuity payments will, however, reflect investment gains and losses and investment income of the portfolios. In other words, the annuity payments will vary with the investment experience of the assets of the portfolios you select. The dollar amount of payment determined for each sub-account will be aggregated for purposes of making payments.

When your contract is annuitized, any death benefit or living benefit rider is terminated and you are no longer eligible for any death benefit(s) or living benefit(s) if elected under the contract. However, your beneficiaries may be entitled to any remaining annuity payments, depending on the annuity option used. You should refer to the section of the prospectus describing the specific optional benefit you have elected and the Annuity Options section below for additional information.

Annuitization may provide higher income amounts and/or different tax treatment than payments or withdrawals taken as part of a living benefit. You should consult with your tax advisor, your financial advisor and consider requesting an annuitization illustration before you decide.

ELECTING THE RETIREMENT DATE AND ANNUITY OPTION

You must notify us in writing at least 30 days before annuity payments are to begin. Under the contract, if you do not make an election for an annuity commencement date, annuity payments will begin automatically on the maturity date. Unless you have agreed with us to change your maturity date, the maturity date is as set forth in your contract or in an endorsement to the contract. In general, it is the first of the month on or following the oldest annuitant's 95th birthday. You may elect an earlier annuity commencement date, as permitted by your contract.

Currently, it is our practice to await your instructions before beginning to pay annuity payments and we may allow you to extend the annuity commencement or maturity date stated in your contract. However, we reserve the right, in our sole discretion, to refuse to extend your annuity commencement date or the maturity date, regardless of whether we may have granted extensions in the past to you or other similarly situated contract owners. There may be adverse tax consequences for delaying the maturity date. See the section of this Prospectus entitled "Federal Tax Status" for further description of these risks. Some broker-dealers may not allow you to elect an annuity commencement date or extend a maturity date beyond age 95.


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

The contract permits an annuity payment to begin on the first day of any month. The minimum first annuity payment whether on a variable or fixed dollar basis must be at least $50 for the payment frequency elected. If the first annuity payment would be less than $50, we may fulfill our obligation by paying in a single sum the surrender value of the contract. The maximum amount which may be applied to provide a fixed annuity under the contract without our prior consent is $2,000,000.

ANNUITY OPTIONS

The contract provides for four annuity options. Any one of them may be elected if permitted by law. Each annuity option may be elected on either a variable annuity or a fixed annuity basis, or a combination of the two. We may make other annuity options available on request. Except for variable annuity payment under Option 4, once annuity payments have commenced you cannot surrender an annuity benefit and receive a single sum settlement in lieu thereof. If you fail to elect an annuity option, and your entire contract value is in the fixed account(s), a fixed annuity will be provided and the annuity option will be a life annuity with cash refund. If a portion of your contract value is allocated to the variable sub-accounts, a fixed and/or variable annuity will be provided proportionate to the allocation of your available value and the annuity option will be Option 2A, a life annuity with a period certain of 120 months, unless a shorter period certain is needed to meet IRS requirements.

OPTION 1 -- LIFE ANNUITY This is an annuity payment option which is payable monthly during the lifetime of the annuitant and it terminates with the last scheduled payment preceding the death of the annuitant. This option offers the maximum monthly payment (of those options which involve a life contingency) since there is no guarantee of a minimum number of payments or provision for a death benefit for beneficiaries. It would be possible under this option for the annuitant to receive only one annuity payment if he or she died prior to the due date of the second annuity payment, two if he or she died before the due date of the third annuity payment, etc.

OPTION 2 -- LIFE ANNUITY WITH A PERIOD CERTAIN OF 120 MONTHS (OPTION 2A), 180 MONTHS (OPTION 2B), OR 240 MONTHS (OPTION 2C) This is an annuity payment option which is payable monthly during the lifetime of the annuitant, with the guarantee that if the annuitant dies before payments have been made for the period certain elected, payments will continue to the beneficiary during the remainder of the period certain. If the beneficiary so elects at any time during the remainder of the period certain, the present value of the remaining guaranteed number of payments, based on the then current dollar amount of one such payment and using the same interest rate which served as a basis for the annuity, shall be paid in a single sum to the beneficiary.

OPTION 3 -- JOINT AND LAST SURVIVOR ANNUITY This is an annuity payment option which is payable monthly during the joint lifetime of the annuitant and a designated joint annuitant and continuing thereafter during the remaining lifetime of the survivor. Under this option there is no guarantee of a minimum number of payments or continuation of payments to beneficiaries. If this option is elected, the contract and payments shall then be the joint property of the annuitant and the designated joint annuitant. It would be possible under this option for both annuitants to receive only one annuity payment if they both died prior to the due date of the second annuity payment, two if they died before the due date of the third annuity payment, etc.

OPTION 4 -- PERIOD CERTAIN ANNUITY This is an annuity payment option which is payable monthly for a period certain of 10 to 20 years, as you choose; our consent is required for any other period of years. At any time prior to the annuitant's death, the annuitant may elect to withdraw the commuted value of any portion of the remaining annuity payments as determined by Minnesota Life. Redemption requests for any period certain annuity may not be less than the minimum contract withdrawal amount. Commutation prior to death is not available on any amounts in the fixed account(s).

If the annuitant dies before all payments have been made for the period certain elected, payments will continue to the beneficiary during the remainder of the period certain, or be commuted to a present value as determined by Minnesota Life and paid as either a single sum or applied to effect a life annuity under Option 1 or Option 2, at the beneficiary's election.

If you have elected an optional GMWB, GLWB, or single or joint versions of GLWB II, Encore, or Ovation II benefit and it is still in effect when you reach the maximum maturity date, we will offer you a fifth annuity option. For GMWB, this option provides a fixed annuity payment equivalent on an annual basis to your maximum GAW until the GWB is reduced to zero at which point annuity payments will cease. For contracts issued under qualified plans, this option may not be available if the period of time needed to liquidate the GWB exceeds life expectancy. For GLWB, and single and joint versions of GLWB II, Encore, and Ovation II, the annuity option will provide a fixed annuity payment equivalent on an annual basis to your current GAI for the remainder of your life (or the life of the joint owner or Designated Life, where applicable). These options will generally be more favorable when your remaining benefit value is greater than the current contract value and you believe it is unlikely your contract value will exceed the remaining benefit value in the future. You should consider requesting an annuitization illustration if you have questions about which annuity option is appropriate for you.

CALCULATION OF YOUR FIRST ANNUITY PAYMENT

The contract value, adjusted for any applicable market value adjustment for amounts in the guaranteed term account, is available to provide annuity payments. Some states impose a premium tax on the amounts used to provide annuity payments. These taxes may vary based on the type of plan involved and we may deduct these amounts from the amount available to provide annuity payments.

The amount of the first monthly payment depends on the annuity payment option elected, gender (except in tax-qualified plans that require the use of genderless rates), and the adjusted age of the annuitant and any joint annuitant. A formula for determining the adjusted age is contained in your contract.

The contract contains tables which show the dollar amount of the first monthly payment for each $1,000 of value applied for fixed or variable annuity payment options. If, when payments are elected, we are using tables of annuity rates for this contract which are more favorable, we will apply those rates instead.

If you elect a variable annuity payment, the first monthly payment is determined from the applicable tables in the contract. This initial payment is then allocated in proportion to your value in each sub-account of the variable annuity account. A number of annuity units is then determined by dividing this dollar amount by the then current annuity unit value for each sub-account. Thereafter, the number of annuity units remains unchanged during the period of annuity payments, except for transfers and in the case of certain joint annuity payment options which provide for a reduction in payment after the death of the annuitant.

A 4.50% assumed investment return (AIR) is used for the initial variable annuity payment determination. This would produce level annuity payments if the net investment factor remained constant at 4.50% per year. Subsequent variable annuity payments will decrease, remain the same or increase depending upon whether the actual net investment factor is less than, equal to, or greater than 4.50%. (See section entitled "Value of Annuity Unit").

Annuity payments are generally made as of the first day of a month, unless otherwise agreed to by us. The contract requires that we receive notice of election to begin annuity payments at least thirty days prior to the annuity commencement date.

AMOUNT OF SUBSEQUENT VARIABLE ANNUITY PAYMENTS

The dollar amount of the second and later variable annuity payments is equal to the number of annuity units determined for each sub-account multiplied by the current annuity unit value for that sub-account. This dollar amount may increase or decrease from month to month.

VALUE OF THE ANNUITY UNIT

The value of an annuity unit for each sub-account of the variable annuity account will vary to reflect the investment experience of the applicable portfolio(s). It will be determined by multiplying:

(a) the value of the annuity unit for that sub-account for the preceding valuation date by;

(b) the net investment factor (as defined in "Special Terms") for that sub-account for the valuation date for which the annuity unit value is being calculated; and by

(c) a factor that neutralizes the assumed investment return. This factor reverses the assumed investment return (AIR) which is used to calculate the initial variable payment and annuity units. It substitutes the performance of the underlying funds in place of the AIR to determine the increase or decrease in the value of the annuity units.

TRANSFERS AFTER YOU HAVE ANNUITIZED YOUR CONTRACT

After you annuitize, we hold amounts as "reserves" for our obligations to make annuity payments under your contract. You specify where we hold those reserves by choosing your payment allocation. If you specify a sub-account of the variable annuity account, then the amount of your annuity payments will vary with the performance of that sub-account. Amounts held as annuity reserves may be transferred among the sub-accounts. Annuity reserves may also be transferred from a variable annuity to a fixed annuity during this time. The change must be made by a written request. The annuitant and joint annuitant, if any, must make such an election.

There are restrictions to such a transfer:

  . We must receive the written request for an annuity transfer in the home office at least 3 days in advance of the due date of the annuity payment subject to the transfer. A transfer request received less than 3 days prior to the annuity payment due date will be made as of the next annuity payment due date.

Upon request, we will provide you with annuity reserve amount information by sub-account.

A transfer will be made on the basis of annuity unit values. The number of annuity units being transferred from the sub-account will be converted to a number of annuity units in the new sub-account. The annuity payment option will remain the same and cannot be changed. After this conversion, a number of annuity units in the new sub-account will be payable under the elected option. The first payment after conversion will be of the same amount as it would have been without the transfer. The number of annuity units will be set at the number of units which are needed to pay that same amount on the transfer date.

Amounts held as reserves to pay a variable annuity may also be transferred to a fixed annuity during the annuity period. However, the restrictions which apply to annuity sub-account transfers will apply in this case as well. The amount transferred will then be applied to provide a fixed annuity amount. This amount will be based upon the adjusted age of the annuitant and any joint annuitant at the time of the transfer. The annuity payment option will remain the same. Amounts paid as a fixed annuity may not be transferred to a variable annuity.

When we receive a request to make transfers of annuity reserves it will be effective for future annuity payments.

DEATH BENEFITS

BEFORE ANNUITY PAYMENTS BEGIN

If you die before annuity payments begin, we will pay the death benefit to the beneficiary. If the owner of this contract is other than a natural person, such as a trust or other similar entity, we will pay the death benefit to the beneficiary on the death of any annuitant. The death benefit will be paid in a single sum to the beneficiary designated unless another form of settlement has been requested and agreed to by us. If your contract includes an optional living benefit, the beneficiary may be entitled to additional options. See the section entitled "Other Contract Options" for the specific optional benefit details.

The value of the death benefit will be determined as of the valuation date coincident with or next following the day we receive due proof of death and any related information necessary. Any death benefit amounts due as an adjustment in excess of the contract value on the date we receive due proof of death will be directed into the guaranteed term account or the sub-accounts of the variable annuity account, in the same proportion that each allocation bears to the contract value on the date the death benefit is calculated, in fulfillment of the guaranteed death benefit provision of the contract. Amounts will not be directed into the DCA Fixed Account Option. The death benefit will be equal to the greater of:

(a) the contract value; or

(b) the total amount of purchase payments, adjusted pro rata for partial withdrawals (including any DSC or MVA that applied to the partial withdrawal); or

(c) if you purchased an optional death benefit when your contract was issued, the value due under the selected optional death benefit rider. (See "Optional Death Benefits" for details of this calculation.)

Prior to any election by the beneficiary of a death benefit payment option, amounts held in the contract (including amounts paid or payable by us as a death benefit to the contract value) shall continue to be affected by the portfolio performance as allocated by the contract owner. The beneficiary has the right to allocate or transfer any amount to any available portfolio option, subject to the same limitations imposed on the contract owner.

    SURVIVING SPOUSE OPTION

    If any portion of the death benefit is payable to the designated beneficiary who is also the surviving spouse, that spouse shall be treated as the contract owner for purposes of: (1) when payments must begin, and
    (2) the time of distribution in the event of that spouse's death. In addition, if a surviving spouse elects to assume his or her deceased spouse's contract, there may be an adjustment to the contract value in the form of a death benefit.

    BENEFICIARY OTHER THAN A SURVIVING SPOUSE

    If the designated beneficiary is a person other than the owner's spouse, that beneficiary may: (1) elect an annuity option measured by a period not longer than that beneficiary's life expectancy only so long as annuity payments begin not later than one year after the death, or (2) take the entire value in the contract within five years after death of the owner. If there is no designated beneficiary, then the entire value in the contract must be distributed within five years after death of the owner.

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

Alternatively, and if permitted by the IRS, a beneficiary may elect to receive a systematic distribution over a period not exceeding the beneficiary's life expectancy using a method that would be acceptable for purposes of calculating the minimum distribution required under Section 401(a)(9) of the Internal Revenue Code.

Below is an overview of some of the more common scenarios and who would receive the death benefit (if any) under the contract terms.

IF DEATH OCCURS BEFORE ANNUITY PAYMENTS BEGIN:

                  IF:                                   THEN:
 -----------------------------------------------------------------------------
 The contract owner dies; and           The joint contract owner receives the
   .  there is a surviving joint        death benefit
      contract owner; and
   .  the annuitant is either living
      or deceased.
 -----------------------------------------------------------------------------
 The contract owner dies; and           The designated beneficiary receives
   .  there is no joint contract        the death benefit
      owner; and
   .  the annuitant is either living
      or deceased.
 -----------------------------------------------------------------------------
 The contract owner dies; and           Contract owner's estate receives the
   .  there is no joint contract        death benefit
      owner; and
   .  there is no designated
      beneficiary (or all of the
      beneficiaries pre-decease the
      contract owner); and
   .  the annuitant is either living
      or deceased
 -----------------------------------------------------------------------------
 The annuitant dies; and                The contract owner may name a new
   .  contract owner is living          annuitant
 -----------------------------------------------------------------------------
 The annuitant dies; and                The designated beneficiary receives
   .  the contract owner is a           the death benefit.
      non-natural person, such as a
      trust
 -----------------------------------------------------------------------------

OPTIONAL DEATH BENEFITS

At the time you purchase your contract you may elect one of the optional death benefits. You must be 75 years old or less in order to elect one of these options and you must elect it when you submit your application. ONCE ELECTED YOU MAY NOT CHANGE IT. There is a particular charge associated with each optional death benefit. See "Optional Contract Rider Charges" for more information. Each optional contract feature may or may not be beneficial to you depending on your specific circumstances. You should consult with your tax advisor and your financial advisor before you elect any optional features. These optional death benefits are subject to state availability and we reserve the right to stop offering any option(s) at any time.

HIGHEST ANNIVERSARY VALUE DEATH BENEFIT OPTION

The Highest Anniversary Value death benefit option provides for a periodic calculation of a death benefit based on the highest contract value on contract anniversaries as described below.

The highest anniversary value will be determined on every contract anniversary prior to and including the contract anniversary following your 80th birthday. On the day your death benefit is determined, the highest anniversary value is equal to the greater of:
(a) the contract value; or

(b) the previous highest anniversary value increased by any purchase payments and reduced pro-rata for amounts withdrawn since the previous highest anniversary value was determined.

Where joint owners exist, there will be no further highest anniversary values determined after the contract anniversary following the 80th birthday of the oldest joint owner. After the death of the first joint owner, determination of new highest anniversary values may resume on the next contract anniversary if the surviving joint owner continues the contract. Death benefit guarantees continue to apply and will be based on the age of the surviving owner.

This death benefit option will terminate at the earliest of the payment of all death benefits available under the contract, termination or surrender of the contract, or the annuity commencement date where all remaining contract value has been applied to provide annuity payments.

          HIGHEST ANNIVERSARY VALUE DEATH BENEFIT RIDER ILLUSTRATION

                                                          HIGHEST
      CONTRACT            PURCHASE PAYMENT     CONTRACT ANNIVERSARY  DEATH
     ANNIVERSARY  AGE ADJUSTED FOR WITHDRAWALS  VALUE      VALUE    BENEFIT
     -----------  --- ------------------------ -------- ----------- -------
         0        65           10,000           10,000         0    10,000
         1        66           10,000            9,000     9,000    10,000
         2        67           10,000            8,000     9,000    10,000
         3        68           10,000            9,000     9,000    10,000
         4        69           10,000           11,000    11,000    11,000
         5        70           10,000           13,500    13,500    13,500
         6        71           10,000            9,000    13,500    13,500
         7        72           10,000           10,000    13,500    13,500
         8        73           10,000           12,000    13,500    13,500
         9        74           10,000           14,000    14,000    14,000
         10       75           10,000           12,000    14,000    14,000
         11       76           10,000           15,000    15,000    15,000
         12       77           10,000           17,000    17,000    17,000
         13       78           10,000           19,000    19,000    19,000
         14       79           10,000           21,200    21,200    21,200
         15       80           10,000           23,000    23,000    23,000
         16       81           10,000           24,000    23,000    24,000

                    [CHART]

          PURCHASE
          PAYMENTS                   HIGHEST
          ADJUSTED      CONTRACT   ANNIVERSARY
AGE   FOR WITHDRAWALS     VALUE      VALUE
---   ---------------   --------   -----------

 65       $10,000        $10,000     $     0
 66       $10,000        $ 9,000     $ 9,000
 67       $10,000        $ 8,000     $ 9,000
 68       $10,000        $ 9,000     $ 9,000
 69       $10,000        $11,000     $11,000
 70       $10,000        $13,500     $13,500
 71       $10,000        $ 9,000     $13,500
 72       $10,000        $10,000     $13,500
 73       $10,000        $12,000     $13,500
 74       $10,000        $14,000     $14,000
 75       $10,000        $12,000     $14,000
 76       $10,000        $15,000     $15,000
 77       $10,000        $17,000     $17,000
 78       $10,000        $19,000     $19,000
 79       $10,000        $21,200     $21,200
 80       $10,000        $23,000     $23,000
 81       $10,000        $24,000     $23,000

To illustrate the highest anniversary value death benefit rider, assume a contract is issued to an owner at age 65. A single $10,000 purchase payment is made into the variable annuity account and there are no subsequent withdrawals.

On the 10th contract anniversary (owner age 75), the highest anniversary value exceeds the contract value ($12,000) and purchase payments adjusted for withdrawals ($10,000). Therefore, the death benefit is equal to $14,000.

On the 15th contract anniversary (owner age 80), both the highest anniversary value and contract value are $23,000. Since this value exceeds the purchase payments adjusted for withdrawals ($10,000), the death benefit is equal to $23,000. After the 15th contract anniversary (owner ages 81 and older), the highest anniversary value cannot exceed the highest anniversary value for the contract anniversary following the owner's 80th birthday.

On the 16th contract anniversary (owner age 81), for example, the highest anniversary value is not increased to the contract value. Instead, the highest anniversary value remains $23,000, the highest anniversary value at owner age
80. Therefore, the death benefit at owner age 81 is equal to the $24,000 contract value.

PREMIER DEATH BENEFIT OPTION

The Premier Death Benefit option provides for a death benefit equal to the greater of the Highest Anniversary value, or the 5% Death Benefit Increase value.

The Highest Anniversary value is described above. The 5% Death Benefit Increase value is determined as follows:

On the day your death benefit is determined, the 5% Death Benefit Increase value is equal to the sum of:

(a) the portion of the contract value in any fixed account and guaranteed term account; and

(b) purchase payments and transfers into the variable annuity account, less withdrawals and transfers out of the variable annuity account, accumulated to the earlier of the date we receive due proof of death or the contract anniversary following your 80th birthday at an interest rate of 5%, compounded annually.

The 5% Death Benefit Increase value shall not exceed 200% of the sum of purchase payments adjusted pro rata for any amounts previously withdrawn. If you die after the contract anniversary following your 80th birthday, the 5% Death Benefit Increase value will be as of the contract anniversary following your 80th birthday, subject to the limit set forth above, less subsequent amounts withdrawn.

Where joint owners exist, there will be no further highest anniversary value determined or accumulation of the 5% Death Benefit Increase value after the contract anniversary following the 80th birthday of the oldest joint owner. After the death of the first joint owner, determination of the new highest anniversary value and accumulation of the 5% death benefit increase value may resume if the surviving joint owner continues the contract. Death benefit guarantees continue to apply and will be based upon the age of the surviving owner.

This death benefit option will terminate at the earliest of the payment of all death benefits available under the contract; termination or surrender of the contract; or the annuity commencement date where all remaining contract value has been applied to provide annuity payments.

                   PREMIER DEATH BENEFIT RIDER ILLUSTRATION

                                                                  5%
                                                                DEATH
                                                     HIGHEST   BENEFIT
 CONTRACT            PURCHASE PAYMENT     CONTRACT ANNIVERSARY INCREASE  DEATH
ANNIVERSARY  AGE ADJUSTED FOR WITHDRAWALS  VALUE      VALUE     VALUE   BENEFIT
-----------  --- ------------------------ -------- ----------- -------- -------
    0        65           10,000           10,000         0     10,000  10,000
    1        66           10,000            9,000     9,000     10,500  10,500
    2        67           10,000            8,000     9,000     11,025  11,025
    3        68           10,000            9,000     9,000     11,576  11,576
    4        69           10,000           11,000    11,000     12,155  12,155
    5        70           10,000           13,500    13,500     12,763  13,500
    6        71           10,000            9,000    13,500     13,401  13,500
    7        72           10,000           10,000    13,500     14,071  14,071
    8        73           10,000           12,000    13,500     14,775  14,775
    9        74           10,000           14,000    14,000     15,513  15,513
    10       75           10,000           12,000    14,000     16,289  16,289
    11       76           10,000           15,000    15,000     17,103  17,103
    12       77           10,000           17,000    17,000     17,959  17,959
    13       78           10,000           19,000    19,000     18,856  19,000
    14       79           10,000           21,200    21,200     19,799  21,200
    15       80           10,000           23,000    23,000     20,000  23,000
    16       81           10,000           24,000    23,000     20,000  24,000

To illustrate the premier death benefit option, assume a contract is issued to an owner at age 65. A single $10,000 purchase payment is made into the variable annuity account and there are no subsequent withdrawals.

On the 10th contract anniversary (owner age 75), the 5% Death Benefit Increase value exceeds the contract value ($12,000), the purchase payments adjusted for withdrawals ($10,000) and the highest anniversary value ($14,000). Therefore, the death benefit is equal to $16,289.

On the 15th contract anniversary (owner age 80), the Highest Anniversary value and contract value are equal and exceed both the purchase payments adjusted for withdrawals ($10,000) and 5% Death Benefit Increase value ($20,000). Therefore, the death benefit is equal to $23,000.

After the 15th contract anniversary (owner ages 81 and older), neither the Highest Anniversary value nor 5% Death Benefit Increase value can exceed their respective values for the contract anniversary following the owner's 80th birthday. On the 16th contract anniversary (owner age 81), the contract value exceeds the purchase payments adjusted for withdrawals ($10,000), the Highest Anniversary value ($23,000) and the 5% Death Benefit Increase value ($20,000). Therefore, the death benefit is equal to the $24,000 contract value.

ESTATE ENHANCEMENT BENEFIT (EEB) OPTION:

  .  You may only elect this option at the time your contract is issued.

  .  Once you elect this option you may not terminate or cancel the option.

  . The oldest contract owner, or oldest annuitant in the case where a non-natural person owns the contract, must be under age 76 at the time the contract is issued, in order to elect this option.

This contract option provides an additional amount to be added to the death benefit proceeds that become payable upon your death. It is designed to help pay expenses that may be due upon your death.

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

We do not guarantee that the amounts provided by the EEB option will be adequate to cover any such expenses that your heirs may have to pay. If any contract owner dies before annuity payments begin, we will pay the EEB to the beneficiary. If the contract owner is a non-natural person, we will pay the EEB to the beneficiary based on the death of the annuitant.

If you elect the EEB option, the interest rate which will be credited to any amounts in your contract which you choose to be allocated into fixed accounts (including the DCA Fixed Account Option and any guarantee periods of the guaranteed term account), may be lower than the interest rate credited to a contract where the EEB option was not elected. This reduced interest rate helps to pay for the EEB benefit since the EEB benefit is based on all of the gain in your contract, including any interest credited under the fixed account options. The interest rate used will in no event be less than the minimum guaranteed interest rate for your contract.

FOR EXAMPLE:

Assume a contract with a $10,000 purchase payment allocated entirely into the fixed account of the contract and the contract owner elects the EEB option. If the current interest rate credited for this fixed account is 3.50% generally, the interest rate credited will be 3.25% if the EEB option is elected.

At the end of the first contract year, the contract owner will have a contract value in the fixed account of $10,325. Assuming the contract owner was under age 70, took no withdrawals, had the guaranteed minimum death benefit and died at the end of the first contract year, the EEB benefit would be $130. This is arrived at in the following way: death benefit amount, in this case contract value ($10,325) less purchase payments not previously withdrawn ($10,000) equals $325; multiplied by 0.40%, which equals $130. The 200% "cap" of purchase payments ($20,000 in this example) would not have been triggered, so the EEB benefit for this example is $130.

Using the same assumptions as above, a contract owner who did not elect the EEB option would have received $25 in additional interest in his/her contract due to the higher interest rate credited (3.50% versus 3.25%), but that contract owner would not receive the EEB benefit of $130.

The Estate Enhancement Benefit is calculated as follows:

If the age of the contract owner (or annuitant as applicable) is less than 70 years old as of the contract date, the EEB is equal to 40% of the lesser of:

(a) the calculated death benefit amount of the death benefit you selected less purchase payments not previously withdrawn; or

(b) 200% of purchase payments not previously withdrawn, reduced starting with the third contract year, by any purchase payments received within the previous twelve months.

If the age of the contract owner (or annuitant as applicable) is equal to or greater than 70 years old as of the contract date, the EEB is equal to 25% of the lesser of:

(a) the calculated death benefit amount of the death benefit you selected less purchase payments not previously withdrawn; or

(b) 200% of purchase payments not previously withdrawn, reduced starting with the third contract year, by any purchase payments received within the previous twelve months.

The age used in determining the EEB is determined at the time the contract is issued. Where joint owners exist, the age of the oldest joint owner as of the contract date will be used in determining the EEB. If the owner of the contract is other than a natural person, the age of the oldest annuitant as of the contract date will be used in determining the EEB.

The value of the EEB will be determined as of the valuation date coincident with or next following the day we receive due proof of death at our home office. Any amounts due as an EEB will be directed into the guaranteed term account, or the sub-accounts of the variable annuity account based on the same proportion that each bears in the contract value on the date the benefit is calculated.

If the surviving spouse of a deceased contract owner is the sole beneficiary of the contract and elects to continue the contract, the spouse may choose to:

Option A:Continue the EEB option. In this case the EEB amount is not calculated until the death of the surviving spouse making this election and charges for the option will continue to apply; or

Option B:Stop the EEB option. In this case the EEB amount is calculated and added to the contract. The EEB option is then terminated and the additional 0.25% charge for the option will cease.

A surviving spouse must make this election within 30 days of the date proof of death is provided to us at our home office. If no election is made within that time by the surviving spouse, Option B will apply and the EEB option will terminate. If there are any non-spouse beneficiaries in addition to the surviving spouse on a contract, only Option B will apply.

This rider will terminate on the earliest of:

  .  the payment of the EEB available;
  . termination or surrender of the contract; or . the date on which the contract has been fully annuitized.

DEATH BENEFITS AFTER ANNUITY PAYMENTS BEGIN

If the annuitant dies on or after annuity payments have started, we will pay whatever amount may be required by the terms of the annuity payment option selected. The remaining value in the contract must be distributed at least as rapidly as under the option in effect at the annuitant's death.

ABANDONED PROPERTY REQUIREMENTS

Every state has unclaimed property laws that generally declare annuity contracts to be abandoned after a period of inactivity of three to five years from the contract's maturity date or date the death benefit is due and payable. For example, if the payment of death benefit proceeds has been triggered, but, if after a thorough search, we are still unable to locate the beneficiary, or the beneficiary does not come forward to claim the death benefit proceeds in a timely manner, the death benefit proceeds will be paid to the abandoned property division or unclaimed property office of the applicable state. This "escheatment" is revocable, however, and the state is obligated to pay the death benefit proceeds if your beneficiary steps forward to claim it with the proper documentation.

OTHER CONTRACT OPTIONS (LIVING BENEFITS)

We have suspended the availability of the following optional riders:

  .  Guaranteed Minimum Income Benefit (effective October 4, 2013)
  .  Encore Lifetime Income -- Single (effective October 4, 2013)
  .  Encore Lifetime Income -- Joint (effective October 4, 2013)
  . Ovation Lifetime Income II -- Single (effective October 4, 2013) . Ovation Lifetime Income II -- Joint (effective October 4, 2013)

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

  .  Guaranteed Lifetime Withdrawal Benefit (effective August 1, 2010)
  . Guaranteed Lifetime Withdrawal Benefit II -- Single Option (effective May 15, 2009)
  . Guaranteed Lifetime Withdrawal Benefit II -- Joint Option (effective May 15, 2009)
  .  Guaranteed Minimum Withdrawal Benefit (effective May 15, 2009)
  .  Guaranteed Income Provider Benefit (effective March 1, 2010)

Your contract may also allow you to choose an optional contract feature described below. These are sometimes referred to as "living benefits" and may not be available in every state. We reserve the right to stop offering any or all of the contract options at any time. Before you elect a living benefit you should consider it's specific benefits and features carefully. Optional contract features may or may not be beneficial to you depending on your specific circumstances.

In considering your specific circumstances, you may wish to consider how long you intend to hold the contract; how long you may be required to hold the contract before you may access the benefit; whether you intend to take withdrawals from the contract, including how much and how frequently; whether you intend to annuitize the contract; and what kind of assurances you are seeking in a benefit. Other considerations may apply to your circumstances. There is also a specific charge associated with each contract option which is described in detail in the "Optional Contract Rider Charges" section of this Prospectus. The longer you are required to hold the contract before the benefit may be utilized generally the more you will pay in charges.

None of the living benefits guarantees an investment return in your contract value nor do they guarantee that the income or amounts received will be sufficient to cover any individual's particular needs. You should consider whether the benefits provided by the option and its costs (which reduce contract value) are consistent with your financial goals.

All living benefit options terminate once the contract moves into the payout phase, (i.e., once the contract is annuitized). In purchasing your contract and when considering the election of a living benefit in this contract, you should also consider whether annuitizing the contract will produce better financial results for you than a living benefit option. You should discuss these important considerations with your financial advisor or tax advisor before making a determination.

GUARANTEED MINIMUM INCOME BENEFIT (GMIB) OPTION

EFFECTIVE OCTOBER 4, 2013, THIS OPTION IS NO LONGER AVAILABLE.

This optional rider is designed to provide a guaranteed minimum fixed annuity payment during the payout phase of your contract to protect against negative investment performance during the accumulation phase. IT DOES NOT HOWEVER, GUARANTEE AN INVESTMENT RETURN OR ANY MINIMUM CONTRACT VALUE. The GMIB annuity payout rates are conservative so the annuity payments provided by this rider may be less than the same annuity payment option available under the base contract, even if the benefit base (described below) is greater than the contract value. All requests to elect this option must be in writing on a form provided by us. You should also consider the following before electing this option:

  . UNLIKE GLWB AND OTHER "LIFETIME WITHDRAWAL BENEFIT" RIDERS WHICH MAY ALLOW YOU TO TAKE A CERTAIN AMOUNT OF WITHDRAWALS WITHOUT REDUCING THE BENEFIT YOU RECEIVE UNDER THE RIDER, ALL WITHDRAWALS UNDER THE GMIB RIDER REDUCE THE BENEFIT YOU RECEIVE FROM THE RIDER. SEE THE BENEFIT BASE DESCRIPTION BELOW FOR ADDITIONAL DETAILS ON HOW WITHDRAWALS IMPACT THE BENEFIT BASE.

  . THE GMIB IS AN ANNUITIZATION BENEFIT, NOT A WITHDRAWAL BENEFIT. IF YOU DO NOT INTEND TO ANNUITIZE YOUR CONTRACT, YOU WILL NOT UTILIZE THE GUARANTEED FIXED ANNUITY BENEFIT THIS OPTION PROVIDES. IF YOU DO NOT INTEND TO ANNUITIZE YOUR CONTRACT, THIS OPTION MAY NOT BE APPROPRIATE FOR YOU.

  . IF YOU ANTICIPATE HAVING TO MAKE NUMEROUS WITHDRAWALS FROM THE CONTRACT, THE GMIB RIDER MAY NOT BE APPROPRIATE.

  . IF YOUR CONTRACT IS NOT ELIGIBLE FOR THE AUTOMATIC PAYMENT PHASE (DESCRIBED BELOW), ANY WITHDRAWAL OR CHARGE THAT REDUCES YOUR CONTRACT VALUE TO ZERO TERMINATES THE RIDER AND THE CONTRACT.

  .  ONCE YOU ELECT THIS OPTION YOU MAY NOT CANCEL IT.

  . AFTER THE FIRST CONTRACT YEAR FOLLOWING THE GMIB EFFECTIVE DATE, PURCHASE PAYMENTS ARE LIMITED TO A CUMULATIVE TOTAL OF $25,000, WITHOUT OUR PRIOR CONSENT. THIS RESTRICTION DOES NOT APPLY TO PURCHASE PAYMENTS MADE DURING THE FIRST CONTRACT YEAR.

  . If available, you may elect this option when your contract is issued or within 30 days prior to any contract anniversary date. The option will be effective on either the issue date or a contract anniversary date.

  . The youngest contract owner (or annuitant, if a non-natural contract owner) must be at least age 45 at the time the rider is issued, in order to elect this option.

  . The oldest contract owner (or annuitant, if a non-natural contract owner) must be under age 76 at the time the rider is issued, in order to elect this option.

  . You may not elect this option if you have selected the Premier Death Benefit, Estate Enhancement Benefit or in combination with any other living benefit rider.

  . If at some point we no longer offer this rider, we reserve the right to increase the rider charge to an amount that will not exceed the maximum annual rider charge.

  . Your entire contract value must be allocated to an allocation plan approved by us while this option is in effect.

  . This rider may not be purchased for a "stretch" IRA or other "decedent" type account and may not be available in every state.

THE BENEFIT

This rider guarantees that on any benefit date (described below), your minimum monthly fixed annuity payment will not be less than the Guaranteed Minimum Income Benefit (GMIB). The GMIB is the fixed annuity payment amount calculated by multiplying the benefit base (described below), adjusted for any applicable premium tax not previously deducted from purchase payments, by the Guaranteed Minimum Income Benefit rates provided with the rider. Please note -- some states impose a premium tax on amounts used to provide annuity payments. These taxes are deducted at annuitization from the amount available to provide annuity payments. THIS GMIB RIDER DOES NOT GUARANTEE AN INVESTMENT RETURN OR ANY MINIMUM CONTRACT VALUE. SEE APPENDIX G FOR NUMERICAL EXAMPLES OF THE GMIB RIDER.

If the owner is a natural person, the owner must also be named as an annuitant. If the owner of this contract is other than a natural person, such as a trust or other similar entity, the rider guarantees and benefits will be based on the life of the annuitant(s).

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

THE BENEFIT DATES

The benefit dates begin the period of time during which you may exercise the benefit. The benefit dates for this rider are:

   (a) the later of the 10th contract anniversary following the rider effective date or the 10th contract anniversary following the last optional reset (described below), or

   (b) any contract anniversary subsequent to the date described in "a", but prior to the contract anniversary following the oldest owner's 90th birthday or the rider's termination.

EXERCISING THE BENEFIT

To exercise this benefit, you must elect to receive the GMIB provided by this rider on or during the 30-day period immediately following the benefit date. You may not elect a partial annuitization of the benefit base. You may however, elect a partial annuitization of the contract value and not utilize the rider. However, while this rider is in effect, a partial annuitization will be treated as a withdrawal for the purpose of this rider. This means the contract value amount converted to annuity payments will reduce the benefit base as if that amount was a withdrawal. See the sections below entitled 'Benefit Base' and 'Withdrawals' for a complete description of how withdrawals impact the benefit base.

The fixed annuity payment amount will be the greater of:

   (a) the fixed annuity payment calculated under the terms of this rider on the annuity payment option selected by the contract owner; or

   (b) the same fixed annuity payment option calculated under the terms of the base contract based on the same annuity payment option selected by the contract owner.

THE GMIB ANNUITY PAYOUT RATES ARE CONSERVATIVE SO THE ANNUITY PAYMENTS PROVIDED BY THIS RIDER MAY BE LESS THAN THE SAME ANNUITY PAYMENT OPTION AVAILABLE UNDER THE BASE CONTRACT, EVEN IF THE BENEFIT BASE IS GREATER THAN THE CONTRACT VALUE.

BENEFIT BASE

The benefit base is equal to the greater of the Highest Anniversary Value or the Roll-up Value, both of which are described in detail below. The benefit base is subject to a maximum of $5,000,000. IT IS IMPORTANT TO REMEMBER, NEITHER THIS RIDER NOR THE BENEFIT BASE GUARANTEE AN INVESTMENT RETURN OR ANY MINIMUM CONTRACT VALUE.

HIGHEST ANNIVERSARY VALUE

If this rider is added on the contract date, the initial Highest Anniversary Value is equal to purchase payment(s) applied on the contract date. If added after the contract date, the initial Highest Anniversary Value is equal to the contract value on the rider effective date.

During each contract year, the Highest Anniversary Value will increase by any purchase payments received and will be adjusted, on a pro rata basis, for amounts withdrawn from the contract. The pro rata adjustment will reduce the Highest Anniversary Value by the same proportion that the amount withdrawn bears to the contract value immediately prior to the withdrawal. The use of pro rata calculations to reflect withdrawals will increase the reduction in the Highest Anniversary Value when the contract value is below the Highest Anniversary Value.

On every subsequent contract anniversary, up to and including the contract anniversary following the oldest contract owner's 80th birthday, if the contract value is greater than the current Highest

Anniversary Value, the Highest Anniversary Value will be set to the contract value. Keep in mind, applicable deferred sales charges reduce the Highest Anniversary Value at the time of the withdrawal and while other contract charges do not directly reduce the Highest Anniversary Value, they do reduce the contract value which may reduce the amount by which the Highest Anniversary Value increases on future contract anniversaries.

ROLL-UP VALUE

If the rider effective date is the same as the contract date, the initial Roll-up Value is equal to purchase payment(s) applied on the contract date. If the rider is added after the contract date, the initial Roll-up Value is equal to the contract value on the rider effective date.

Thereafter, the Roll-up Value is equal to the initial Roll-up Value, increased for purchase payments, and decreased for any withdrawals as described below, accumulated with interest at an annual effective rate of 5% through the contract anniversary following the oldest owner's 80th birthday.

Any amount withdrawn in a single contract year which is less than or equal to the greater of the 5% of the Roll-up Value as of the prior contract anniversary, or the Required Minimum Distribution (RMD) amount, as described below, will reduce the Roll-up Value by the amount of the withdrawal. This is commonly referred to as a dollar-for-dollar withdrawal treatment.

If a withdrawal causes the cumulative withdrawals for the contract year to exceed the greater of 5% of the Roll-up Value as of the prior contract anniversary, or the RMD amount, the entire withdrawal amount will reduce the Roll-up Value on a pro rata basis. The pro rata reduction will reduce the Roll-up Value by the same proportion that the amount withdrawn bears to the contract value immediately prior to the withdrawal. This means that for each withdrawal causing the cumulative withdrawals for the year to exceed the greater of 5% of the Roll-up Value or RMD amount, the lower the contract value, the greater the reduction in the benefit base. Keep in mind, applicable deferred sales charges reduce the Roll-up Value at the time of the applicable withdrawal.

REQUIRED MINIMUM DISTRIBUTION (RMD)

For purposes of this rider, the RMD amount is the amount needed, based on the value of this contract, to meet any required minimum distribution requirement pursuant to the Internal Revenue Code, as amended from time to time, and the regulations promulgated thereunder. Contracts to which RMD applies include those issued pursuant to a retirement plan under the provisions of Section 401, 403, 404, 408, or 457 of the Internal Revenue Code. Amounts withdrawn in excess of the RMD may result in a pro rata adjustment as described above.

Under the Internal Revenue Code, RMDs are calculated and taken on a calendar
(tax) year basis. Under this rider, the Roll-up Value dollar-for-dollar withdrawal treatment is based on the contract year. Because the intervals for dollar-for-dollar withdrawal treatment and the RMD are different, the timing of withdrawals may be more likely to result in a pro rata reduction of the Roll-up Value and therefore a reduced benefit. Taking RMD withdrawals on the same frequency and at the same time each year will help to avoid a pro rata adjustment to the Roll-up Value.

For a contract which is part of a qualified plan or IRA, any withdrawal that causes the cumulative withdrawals for the contract year to exceed the greater of the RMD applicable at the time of the withdrawal or 5% of the Roll-up Value as of the prior contract anniversary, will reduce the Roll-up Value on a pro rata basis, as opposed to a dollar-for-dollar basis. Below is an example of how this would apply.

Assume an IRA with a contract year of April 1 to March 31, and there are no withdrawals other than as described. Five percent of the Roll-up Value as of the prior contract anniversary (April 1, 2009) is $5,000. The RMDs for calendar years 2009 and 2010 are $6,000 and $8,000, respectively. If the owner

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withdraws $1,500 in each of the last three quarters of calendar year 2009 and
$2,000 in the first quarter of calendar year 2010, then the owner will have withdrawn $6,500 for the 2009 contract year (April 1 to March 31). However, since the sum of the owner's withdrawals for the 2009 contract year is less than the RMD applicable at the time of the withdrawal (i.e., $8,000), all of that year's withdrawals would reduce the Roll-up Value on a dollar-for-dollar basis.

Consider another example using the same assumptions in the paragraph above, but instead of the contract owner taking the $2,000 withdrawal in the first quarter of 2010 he or she takes it in the last quarter of 2009. In that case, the withdrawals for the contract year (i.e. $6,500) exceed the applicable RMD at the time of the withdrawal (i.e. $6,000) and the entire $2,000 withdrawal is subject to pro rata withdrawal treatment. Note -- the last withdrawal makes the total withdrawals for the year exceed the RMD amount.

WITHDRAWALS

If you are considering purchasing this optional rider, please remember these important details:

  . UNLIKE GLWB AND OTHER "LIFETIME WITHDRAWAL BENEFIT" RIDERS WHICH MAY ALLOW YOU TO TAKE A CERTAIN AMOUNT OF WITHDRAWALS WITHOUT REDUCING THE BENEFIT YOU RECEIVE UNDER THE RIDER, ALL WITHDRAWALS UNDER THE GMIB RIDER REDUCE THE BENEFIT YOU RECEIVE FROM THE RIDER. SEE THE BENEFIT BASE DESCRIPTION ABOVE FOR ADDITIONAL DETAILS ON HOW WITHDRAWALS IMPACT THE BENEFIT BASE.

  . Withdrawals under this contract option are treated like any other contract withdrawals for the purposes of deferred sales charges, reducing the contract value, free withdrawal amounts, or any other contract features impacted by a withdrawal and may have tax consequences.

  . While this rider is in effect, a partial annuitization will be treated as a withdrawal for the purpose of reducing the benefit base. This means the contract value amount converted to annuity payments will reduce the benefit base as if that amount was a withdrawal. See the sections below entitled 'Benefit Base' for a complete description of how withdrawals impact the benefit base.

  . Withdrawals reduce the Highest Anniversary Value on a pro rata basis. With the exception of withdrawals subject to dollar-for-dollar treatment, withdrawals also reduce the Roll-up Value on a pro rata basis. This means that for each pro rata withdrawal, the lower the contract value, the greater the reduction in the benefit base. See the section above entitled 'Benefit Base' for a complete description of when dollar-for-dollar or pro rata withdrawal treatment applies to the Roll-up Value.

  . Withdrawals may only be taken prior to annuitizing the contract. You will begin to receive the GMIB benefit when the contract is annuitized. Thus, once you elect to receive the GMIB benefit, you may no longer take withdrawals from the contract.

If you choose the Focused Portfolio Strategies or the CustomChoice Allocation Option, withdrawals will be deducted from the sub-accounts of the variable annuity account on a pro rata basis relative to the contract value. If you choose the other allowable allocation options, you may take a withdrawal from any allowable sub-account in any proportion.

SUBSEQUENT PURCHASE PAYMENTS

Purchase Payments after the first contract year following the rider effective date are limited to a cumulative total of $25,000 without our prior consent.

                                                                        PAGE 57

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OPTIONAL RESET OF THE ROLL-UP VALUE

Beginning with the third contract anniversary following the rider effective date you may elect to reset the Roll-up Value. Upon reset, the Roll-up Value will be set equal to the contract value on the date of reset. The last date on which you can elect a reset is the contract anniversary following the oldest owner's 80th birthday. A reset can only occur on a contract anniversary if the contract value is greater than the Roll-up Value at the time of reset. No reset will be made unless we receive your written request to elect the reset within 30 days prior to the applicable contract anniversary. PLEASE NOTE: IF YOU ELECT TO RESET, THE NEXT AVAILABLE BENEFIT DATE WILL BE THE 10TH CONTRACT ANNIVERSARY FOLLOWING THE DATE OF THE RESET. IN THAT CASE, YOU WILL NOT BE ABLE TO EXERCISE THE GMIB UNTIL THAT BENEFIT DATE. YOU MAY STILL ELECT TO ANNUITIZE UNDER THE BASE CONTRACT AT ANY TIME, HOWEVER, YOU WILL NOT BE ABLE TO UTILIZE THE BENEFIT PROVIDED BY THIS RIDER UNTIL THE NEXT BENEFIT DATE.

Upon reset, the rider charge will be changed to the then-current charge and a new three year period will be required before another reset may be elected. If the rider charge increases it will not exceed the current rider charge for new issues or the maximum charge.

AUTOMATIC PAYMENT PHASE

Your contract will enter the automatic payment phase if your contract value falls to zero immediately after a withdrawal or charge at any point prior to the earliest benefit date. If your contract enters the automatic payment phase, the benefit base will be applied to provide monthly annuity payments under a Life with a Period Certain of 60 months option based on the age of the oldest annuitant unless you select a different annuity payment option under this rider as described below. We will notify you by letter that your contract has entered the automatic payment phase and offer you the opportunity to choose from the allowable annuity payment options. If we receive a withdrawal request that would result in your contract entering the automatic payment phase, we will notify you and offer you the opportunity to cancel the withdrawal. YOUR CONTRACT IS NOT ELIGIBLE FOR THE AUTOMATIC PAYMENT PHASE IF IN THE YEAR IN WHICH YOUR CONTRACT VALUE FALLS TO ZERO IMMEDIATELY AFTER A WITHDRAWAL OR CHARGE, OR IN ANY PRIOR CONTRACT YEAR, THE CUMULATIVE WITHDRAWALS FOR THE CONTRACT YEAR EXCEED THE GREATER OF 5% OF THE ROLL-UP VALUE AS OF THE PRIOR CONTRACT ANNIVERSARY OR THE RMD AMOUNT. In the unlikely event your contract value falls to zero due solely to market performance and not due to a withdrawal or charge, your contract will not be eligible for the automatic payment phase. If your contract is not eligible for the automatic payment phase, any withdrawal or charge that reduces your contract value to zero terminates the rider and the contract.

ANNUITY PAYMENT OPTIONS

You may not elect a partial annuitization of the benefit base under this rider. You may however, partially annuitize your contract value while this rider is in effect, but the partial annuitization will be treated as a withdrawal for the purpose of reducing the benefit base. See the section above entitled 'Benefit Base' for a detailed description of how a partial annuitization will impact the benefit base.

You may elect the GMIB to be paid under one of the following annuity payment options:

  . Life Annuity -- annuity payments payable for the lifetime of the annuitant, ending with the last annuity payment due prior to the annuitant's death.

  . Life with a Period Certain of 60 Months -- annuity payments payable for the lifetime of the annuitant; provided, if the annuitant dies before annuity payments have been made for the entire period certain, annuity payments will continue to the beneficiary for the remainder of the period.


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

  . Joint Life with 100% to Survivor -- annuity payments payable for the joint lifetimes of the annuitant and designated joint annuitant. The annuity payments end with the last annuity payment due before the survivor's death.

  . Joint Life with 100% to Survivor with a Period Certain of 60 Months -- annuity payments payable for the joint lifetimes of the annuitant and joint annuitant; provided, if both annuitants die before annuity payments have been made for the entire period certain, annuity payments will continue to the beneficiary for the remainder of the period.

If a single life option is chosen and joint owners are named, monthly fixed annuity payments will be made for the lifetime of the oldest joint owner. You may name a joint annuitant on the benefit date for purposes of a Joint Life option provided the joint annuitant is your spouse or the difference in ages of the annuitants is no more than 10 years.

Annuity payments will be made on a monthly basis, unless we agree to another payment frequency. If the amount of the benefit base is less than $5,000, we reserve the right to make one lump sum payment in lieu of annuity payments. If the amount of the first annuity payment is less than $150, we may reduce the frequency of annuity payments to meet this minimum payment requirement.

CONTRACT VALUE ALLOCATION PLAN

While this rider is in effect, the full contract value must be allocated to the sub-accounts of the variable annuity account according to an allocation plan approved by us for use with this rider. The approved allocation plans currently include:

   (a) 100% allocation to an allowable Focused Portfolio Strategy;

   (b) 100% allocation among allowable sub-accounts; or

   (c) 100% allocation to the CustomChoice Allocation Option.

A) CURRENT ALLOWABLE FOCUSED PORTFOLIO STRATEGIES INCLUDE:   Income Portfolio,
Income and Growth Portfolio, and Conservative Growth Portfolio. The Focused Portfolio Strategies are discussed in the section entitled "Focused Portfolio Strategies or Models" in this Prospectus. You may also ask your representative for a brochure describing these models. In the Focused Portfolio Strategies, the contract value will be automatically rebalanced each calendar quarter according to the model you currently have chosen.

B) CURRENT ALLOWABLE SUB-ACCOUNTS: When you elect this rider, only certain sub-accounts are available to you for allocation of your funds outside of the allowable Focused Portfolio Strategy and the CustomChoice Allocation Option. These are referred to as "allowable sub-accounts." The allowable sub-accounts currently include:


 .  AB Dynamic Asset Allocation         .  PIMCO VIT Global Diversified
    Portfolio                              Allocation Portfolio
 .  Goldman Sachs VIT Global Trends     .  SFT Dynamic Managed Volatility Fund
    Allocation Fund                     .  SFT Managed Volatility Equity Fund
 .  Ivy VIP Pathfinder Moderate --      .  TOPS(R) Managed Risk Balanced ETF
    Managed Volatility                     Portfolio
 .  Morningstar Balanced ETF Asset      .  TOPS(R) Managed Risk Flex ETF
    Allocation Portfolio                   Portfolio
 .  Morningstar Conservative ETF Asset  .  TOPS(R) Managed Risk Growth ETF
    Allocation Portfolio                   Portfolio
 .  Morningstar Income and Growth ETF   .  TOPS(R) Managed Risk Moderate
    Asset Allocation Portfolio             Growth ETF Portfolio

Each of the Morningstar ETF Asset Allocation Portfolios and the TOPS(R) ETF Managed Risk Portfolios is a Fund of Funds. Each portfolio invests in underlying exchange traded funds, also called "ETFs". The risks and objectives of each allowable sub-account are described in detail that sub-account's prospectus which is part of the underlying funds prospectus.

C) THE CUSTOMCHOICE ALLOCATION OPTION:   This option requires that you allocate
purchase payments or your contract value among a number of allocation "groups" according to specific percentage limitations. There are also percentage allocation limitations for the individual funds within each group. If you elect the CustomChoice Allocation Option, your contract value will be automatically rebalanced each quarter. The allocation groups, allocation limitations, details on automatic rebalancing, and a complete description of the CustomChoice Allocation Option are described in detail in this Prospectus in the section entitled 'Description of the Contract'.

The allowable Focused Portfolio Strategies, allowable sub-accounts and CustomChoice Allocation Option are each designed to provide different asset allocation options to you, with differing risk characteristics and objectives. In selecting an allocation option you should consider your personal objectives, investment time horizons, risk tolerance and other financial circumstances. You may also wish to ask your representative for assistance in selecting an option. Asset allocation does not ensure a profit or protect against a loss in a declining market. The purpose of the investment restriction is to reduce the volatility in investment performance and such reduced volatility may reduce the return on your investments. As a result, the investment restriction may lessen the likelihood that you will receive benefits under the optional rider that are in excess of your contract value.

You may reallocate the full contract value from the current allocation plan to another available allocation plan approved by us for use with this rider. Any reallocation request must be received in our home office by written request or other form acceptable to us. The reallocation will be effective on the valuation date coincident with or next following the day we receive the complete request at our home office. We reserve the right to add, delete, or modify allocation plans at any time. In the event you make an additional purchase payment or request a transfer to an allocation plan that is no longer available, you will be required to provide a new allocation to one of the allocation plans available at the time of your request. We are currently waiving this requirement with respect to additional purchase payments to the contract. If you do not make an additional purchase payment and you do not request a transfer to an allocation plan that is no longer available, you will not be impacted by the addition, deletion, or modification of the allocation plan.

SPOUSAL CONTINUATION

If the contract owner dies and the contract to which this rider is attached is continued on the life of the contract owner's spouse (as defined by federal law) pursuant to Internal Revenue Code Section 72(s) and the terms of the contract, the rider will continue with the surviving spouse as owner and annuitant for purposes of this benefit.

Spousal continuation will not affect the benefit base calculation or the initial benefit date; however, the new annuitant's age will be used to determine the amount of fixed annuity payment available under this rider.

RIDER TERMINATION

This rider will terminate upon the earliest of:

   (a) the contract anniversary following the oldest owner's 90th birthday; or

   (b) termination or surrender of the contract, other than due to a withdrawal or charge that triggers the automatic payment phase of this rider (If your contract is not eligible for the

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

       automatic payment phase, any withdrawal or charge that reduces your contract value to zero terminates the rider and the contract.); or

   (c) any change of owner or joint owner after the rider effective date; or, in the case of a non-natural owner, any change of annuitant, other than the addition of a joint annuitant as provided for under annuity payment options, after the rider effective date; or

   (d) the annuity commencement date where all remaining amount available has been applied to provide annuity payments; or

   (e) the death of the owner or joint owner (or annuitant if the owner is non-natural) unless the contract is continued subject to the spousal continuation provision; or

   (f) the date the GMIB is exercised.

Upon termination of this rider, the benefits and charges within this rider will terminate. A pro rata amount of the rider charge will be deducted upon termination of the rider or surrender of the contract.

ENCORE LIFETIME INCOME-SINGLE (ENCORE-SINGLE) OPTION

EFFECTIVE OCTOBER 4, 2013, THIS OPTION IS NO LONGER AVAILABLE.

Encore-Single is a guaranteed lifetime withdrawal benefit. This optional rider is designed to provide a benefit that guarantees the contract owner a minimum annual withdrawal amount (Guaranteed Annual Income (GAI), described below) beginning on the benefit date and continuing over the contract owner's life, regardless of underlying sub-account performance. The amount received will be in the form of a withdrawal of contract value if the contract value is greater than zero or in the form of annuity payments if the contract value is zero. See Appendix H for examples of how this rider works.

Encore-Single does not guarantee investment gains or a minimum contract value. Because the GAI is paid in the form of a withdrawal until your contract value reaches zero, our obligation to pay you more than your contract value will only arise if your entire contract value has been exhausted. You can take withdrawals from your contract without electing this option. You should also consider the following:

  . Election of this rider may or may not be beneficial to you. Since this benefit is accessed through withdrawals from the contract, if you do not intend to take withdrawals from the contract, then this rider is generally not appropriate for you.

  . Withdrawals under this rider are treated like any other contract withdrawal for the purposes of deferred sales charges, reducing the contract value, free withdrawal amounts or any other contract feature impacted by a withdrawal.

  . If available, you may elect this rider at the time the contract is issued or within 30 days prior to any contract anniversary as long as this benefit is available for purchase by new customers. The rider will be effective on either the rider issue date, if elected at the time the contract is issued, or the contract anniversary immediately following election, also known as the Encore-Single effective date.

  . If you take withdrawals prior to the benefit date (described below) or in excess of the GAI (described below), you will reduce the benefit you receive and may prematurely terminate the contract and the rider.

  . Beginning 7 years after the Encore-Single effective date, you may elect to terminate this rider by sending us written notice within 30 days prior to any contract anniversary. Termination will be effective on the contract anniversary date immediately following the date you provide notice of termination.

  . The oldest contract owner (or annuitant, if a non-natural contract owner) must be age 80 or younger at the time the rider becomes effective.

  . Your entire contract value must be allocated to an allocation plan approved by us for use with this rider while this rider is in effect.

  . You may not elect this rider if you have selected the Premier Death Benefit, Estate Enhancement Benefit or in combination with any other living benefit.

  . After the first contract year following the Encore-Single effective date, purchase payments are limited to a cumulative total of $25,000, without our prior consent.

  . This rider may not be purchased for a "stretch" IRA or other "decedent" type account. These terms refer to contracts which, pursuant to current federal tax laws, may be continued by a decedent's named beneficiary.

THE BENEFIT

This rider guarantees that in each contract year, beginning on the benefit date (described below), you may elect to receive an amount up to the Guaranteed Annual Income (GAI) until the contract owner's death (or in the case of joint owner's, until the first death). The amount received will be in the form of a withdrawal of contract value, if available, or in the form of annuity payments. If you take withdrawals in a single contract year in excess of the GAI it may result in a reduced GAI, as described below. The method used to calculate the GAI is described below. Several examples to help show how this rider works are included in Appendix H.

THE BENEFIT DATE

The benefit date is the date on which you may begin to receive the GAI. The benefit date is the later of the contract anniversary following the 59th birthday of the oldest owner (or the oldest annuitant, in the case of a non-natural owner) or the Encore-Single effective date. The Encore-Single effective date is the rider issue date, if the rider is elected at issue, or the contract anniversary immediately following election.

CALCULATING THE BENEFIT BASE

INITIAL BENEFIT BASE
The initial benefit base will be set to the initial purchase payment if this rider is added when your contract is issued. If it is added on a subsequent contract anniversary, the initial benefit base will be equal to the contract value on the Encore-Single effective date. Subsequent purchase payments will increase the benefit base and subsequent withdrawals will decrease the benefit base as described below. The benefit base is subject to a maximum of $5,000,000.

BENEFIT BASE RESET
On each reset date the benefit base will be increased to the contract value if the contract value is greater than the benefit base. The reset dates are the one year anniversary of the Encore-Single effective date and each subsequent one year anniversary. On each reset date, if the rider charge applicable to new customers purchasing Encore-Single exceeds your current rider charge and the benefit base increases, we reserve the right to increase the charge for your rider. The rider charge following the increase will not exceed the current rider charge for new issues which may equal the maximum annual rider charge. If we are no longer issuing this rider, we reserve the right to increase the rider charge to an amount that will not exceed the maximum annual rider charge. The increase will take effect on the date of the next benefit base reset following the date we increase the rider charge. See the section of this Prospectus entitled 'Contract Charges and Fees' for additional details on the charges for this rider.


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

You may elect to decline the rider charge increase. DECLINING THE RIDER CHARGE INCREASE WILL RESULT IN NO INCREASE TO THE BENEFIT BASE. You will be notified in writing a minimum of 30 days prior to the reset date that you may decline the rider charge increase. If you elect to decline the rider charge increase, you must provide a written request to us no less than seven calendar days prior to the reset date. Once you notify us of your decision to decline the rider charge increase, you will no longer be eligible for future benefit base increases until you provide a written request that you wish to reinstate benefit base increases. Any reinstatement request will take effect at the next reset date and your contract will be subject to current charges, not to exceed the maximum annual rider charge.

BENEFIT BASE ENHANCEMENT
On each contract anniversary prior to the first withdrawal, for a period up to 10 years following the Encore-Single effective date, we will take the benefit base from the prior contract anniversary, plus any purchase payments made during the contract year, and increase that amount by 5%. If the resulting amount is greater than the current benefit base it will become the new benefit base. Because rider charges apply to the greater of the benefit base or contract value, the benefit base enhancement may result in an increased rider charge if the benefit base is greater than the contract value as a result of the enhancement.

CALCULATING THE GAI

The initial GAI will be equal to the benefit base on the Encore-Single effective date multiplied by the Annual Income Percentage (described below) based on the age of the oldest owner (or annuitant in the case of a non-natural owner) as of the Encore-Single effective date.

On each reset date the GAI will be reset to the greater of (a) or (b) where:
   (a) is the GAI immediately prior to the reset date, and

   (b) is equal to (1) multiplied by (2) where:

       (1) is the benefit base on the reset date, and

       (2) is the Annual Income Percentage based on the age of the oldest owner (or annuitant in the case of a non-natural owner) as of the reset date.

The reset dates are the one year anniversary of the Encore-Single effective date and each subsequent one year anniversary. Subsequent purchase payments and withdrawals will adjust the GAI as described below. See Appendix H for examples of how the GAI is calculated.

THE ANNUAL INCOME PERCENTAGE

The Annual Income Percentage is multiplied by the benefit base to determine the GAI. The Annual Income Percentage is determined based on the age of the oldest owner on the rider effective date, date of the purchase payment, or reset date. If the owner of this contract is other than a natural person, such as a trust or other similar entity, the Annual Income Percentage is determined based on the age of the oldest annuitant.

                        AGE        ANNUAL INCOME PERCENTAGE
                        ---        ------------------------
                   through age 64           4.0%
                      65 - 79               5.0%
                        80+                 6.0%

See Appendix H for examples of how the Annual Income Percentage is used to determine the GAI.

GAI ADJUSTMENT FOR SUBSEQUENT PURCHASE PAYMENTS

This adjustment is not calculated in the same manner as a benefit base reset. The benefit base will be increased by the amount of any subsequent purchase payments. The GAI will also be increased by the amount of the subsequent purchase payment multiplied by the applicable Annual Income Percentage shown above based on the age of the oldest owner (or annuitant in the case of a non-natural owner) as of the date the purchase payment is credited to the contract. We may limit subsequent purchase payments after the first contract year following the Encore-Single effective date to a cumulative total of $25,000, without our prior consent. See Appendix H for examples of how the GAI is adjusted for subsequent purchase payments.

WITHDRAWALS

  . Withdrawals taken prior to the benefit date will reduce the guarantees provided under this rider, as described below.

  . A withdrawal which causes the cumulative withdrawals for the contract year to exceed the greater of the GAI or RMD applicable at the time of the withdrawal and which reduces the contract value to zero is considered a surrender of the contract. In this event the contract is not eligible for the automatic payment phase and the contract and rider will terminate.

  . Withdrawals may be taken in a lump sum, in multiple withdrawals or on a systematic withdrawal basis, as allowed by your contract.

  . Withdrawals under this rider are treated like any other contract withdrawals for the purposes of deferred sales charges, reducing the contract value, free withdrawal amounts, or any other contract features impacted by a withdrawal and may have tax consequences.

  . If you decide to apply an amount less than the entire contract value to provide annuity payments under an annuity payment option, that amount will be treated as a withdrawal for the purposes of adjusting the benefit base and GAI. Be sure to read the section entitled "Annuitization Benefits and Options" if you are considering annuitizing your contract.

  . Any provision in your annuity requiring there be a minimum contract value following any withdrawal is waived while this rider is in effect.

If you choose the Focused Portfolio Strategies or the CustomChoice Allocation Option, withdrawals will be deducted from the sub-accounts of the variable annuity account on a pro rata basis relative to the contract value. If you choose the other allowable allocation option, you may take a withdrawal from any allowable sub-account in any proportion.

ADJUSTMENT FOR WITHDRAWALS TAKEN PRIOR TO THE BENEFIT DATE

If you take withdrawals from your contract prior to the benefit date, it will cause both the benefit base and the GAI to be recalculated and reduced. The benefit base will be reduced by an amount equal to (a) multiplied by
(b) divided by (c) where:

   (a) is the benefit base immediately prior to the withdrawal,

   (b) is the amount of the withdrawal, and

   (c) is the contract value immediately prior to the withdrawal.

The GAI will be equal to (a) multiplied by (b) where:

   (a) is the benefit base following the withdrawal (i.e., the result of the benefit base recalculation above), and


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

   (b) is the Annual Income Percentage based on the applicable age as of the date of the withdrawal.

ADJUSTMENT FOR WITHDRAWALS AFTER THE BENEFIT DATE

Each contract year after the benefit date you may withdraw an amount less than or equal to the GAI or, if the contract is part of a tax qualified plan, the Required Minimum Distribution (RMD) for this contract, whichever is greater. These withdrawals will immediately reduce the contract value and benefit base by the amount of the withdrawal, but will not reduce the GAI. If withdrawals in any contract year are less than the GAI, the remaining GAI may not be carried forward to future contract years.

Any amount you withdraw in a single contract year after the benefit date which is in excess of the greater of the GAI or RMD amount will cause the benefit base and GAI to be recalculated. The benefit base will be recalculated on a pro rata basis. This means that the lower the contract value is relative to the benefit base, the greater the reduction in the benefit base. The recalculation is as follows:

The benefit base will be reduced by an amount equal to (a) multiplied by
(b) divided by (c) where:

   (a) is the benefit base immediately prior to the excess portion of the withdrawal,

   (b) is the amount of the excess withdrawal, and

   (c) is the contract value immediately prior to the excess portion of the withdrawal.

The GAI will be reduced by an amount equal to (a) multiplied by (b) divided by
(c) where:

   (a) is the GAI prior to the withdrawal,

   (b) is the amount of the excess withdrawal, and

   (c) is the contract value immediately prior to the excess portion of the withdrawal.

See Appendix H for examples demonstrating adjustments to the benefit base and GAI for withdrawals after the benefit date.

For purposes of this rider, the RMD amount is equal to the amount needed based on the value of your contract to meet any required minimum distribution requirement pursuant to the Internal Revenue Code, as amended from time to time, and the regulations promulgated thereunder. Applicable contracts include those issued pursuant to a retirement plan under the provisions of Sections 401, 403, 404, 408, or 457 of the Internal Revenue Code. Amounts withdrawn in excess of the RMD may be treated as an excess withdrawal as described above.

Under the Internal Revenue Code, RMDs are calculated and taken on a calendar year basis. Under this optional rider, the GAI is based on contract year. Because the intervals for the GAI and RMD are different, withdrawals may be more likely to result in a reduction of the GAI and therefore a reduced benefit. For a contract which is part of a qualified plan or IRA, if the sum of the withdrawals in a contract year exceeds the greater of the RMD applicable at the time of the withdrawal or the GAI for that contract year, then the benefit base and GAI would be recalculated, as described above. Below is an example of how this would apply.

Assume an IRA with a contract year of April 1 to March 31, and there are no withdrawals other than as described. The GAI for the 2010 contract year ending March 31, 2011 is $5,000. The RMDs for calendar years 2010 and 2011 are $6,000 and $8,000, respectively. If the owner withdraws $1,500 in each of the last three quarters of calendar year 2010 and $2,000 in the first quarter of calendar year 2011, then the owner will have withdrawn $6,500 for the 2010 contract year (April 1 to March 31). Since the sum of the owner's withdrawals for the 2010 contract year is less than the RMD applicable at the time of the withdrawal (i.e., $8,000) the GAI would not be recalculated.

Consider another example using the same assumptions in the paragraph above, but instead of the contract owner taking the $2,000 withdrawal in the first quarter of 2011 he or she takes it in the last quarter of 2010. In that case, the withdrawals for the contract year (i.e., $6,500) exceed the applicable RMD at the time of the withdrawal (i.e., $6,000) and the GAI would be recalculated according to the calculations set forth above for withdrawals in excess of the greater of the GAI or RMD. Note -- the last withdrawal makes the total withdrawals for the year exceed the RMD amount. See Example #6 of Appendix H for an example of how an excess withdrawal is calculated.

CONTRACT VALUE ALLOCATION PLAN

While this rider is in effect, the full contract value must be allocated to the sub-accounts of the variable annuity account according to an allocation plan approved by us for use with this rider. The approved allocation plans currently include:

   (a) 100% allocation to an allowable Focused Portfolio Strategy;

   (b) 100% allocation among allowable sub accounts; or

   (c) 100% allocation to the CustomChoice Allocation Option.

A) CURRENT ALLOWABLE FOCUSED PORTFOLIO STRATEGIES INCLUDE: Income Portfolio, Income and Growth Portfolio, and Conservative Growth Portfolio. The Focused Portfolio Strategies are discussed in the section entitled "Focused Portfolio Strategies or Models" in this Prospectus. You may also ask your representative for a brochure describing these models. In the Focused Portfolio Strategies the contract value will be automatically rebalanced each calendar quarter according to the model you currently have chosen.

B) CURRENT ALLOWABLE SUB-ACCOUNTS: When you elect this rider, only certain sub-accounts are available to you for allocation of your funds outside of the allowable Focused Portfolio Strategy and the CustomChoice Allocation Option. These are referred to as "allowable sub-accounts.'' The allowable sub-accounts currently include:


 .  AB Dynamic Asset Allocation         .  PIMCO VIT Global Diversified
    Portfolio                              Allocation Portfolio
 .  Goldman Sachs VIT Global Trends     .  SFT Dynamic Managed Volatility Fund
    Allocation Fund                     .  SFT Managed Volatility Equity Fund
 .  Ivy VIP Pathfinder Moderate --      .  TOPS(R) Managed Risk Balanced ETF
    Managed Volatility                     Portfolio
 .  Morningstar Balanced ETF Asset      .  TOPS(R) Managed Risk Flex ETF
    Allocation Portfolio                   Portfolio
 .  Morningstar Conservative ETF Asset  .  TOPS(R) Managed Risk Growth ETF
    Allocation Portfolio                   Portfolio
 .  Morningstar Income and Growth ETF   .  TOPS(R) Managed Risk Moderate
    Asset Allocation Portfolio             Growth ETF Portfolio


Each of the Morningstar ETF Asset Allocation Portfolios and the TOPS(R) ETF Managed Risk Portfolios is a Fund of Funds. Each portfolio invests in underlying exchange traded funds, also called "ETFs". The risks and objectives of each allowable sub-account are described in detail that sub-account's prospectus which is part of the underlying funds prospectus.

C) THE CUSTOMCHOICE ALLOCATION OPTION: This option requires that you allocate purchase payments or your contract value among a number of allocation "groups" according to specific percentage limitations. There are also percentage allocation limitations for the individual funds within each group. If you elect the CustomChoice Allocation Option, your contract value will be automatically rebalanced each quarter. The allocation groups, allocation limitations, details on automatic rebalancing, and a complete description of the CustomChoice Allocation Option are described in detail in this Prospectus in the section entitled 'Description of the Contract'.

The allowable Focused Portfolio Strategies, allowable sub-accounts and CustomChoice Allocation Option are each designed to provide different asset allocation options to you, with differing risk characteristics and objectives. In selecting an allocation option you should consider your personal objectives, investment time horizons, risk tolerance and other financial circumstances. You may also wish to ask your representative for assistance in selecting an option. Asset allocation does not insure a profit or protect against a loss in a declining market. The purpose of the investment restriction is to reduce the volatility in investment performance and such reduced volatility may reduce the return on your investments. As a result, the investment restriction may lessen the likelihood that you will receive benefits under the optional rider that are in excess of your contract value.

You may reallocate the full contract value from the current allocation plan to another available allocation plan approved by us for use with this rider. Any reallocation request must be received in our home office by written request or other form acceptable to us. The reallocation will be effective on the valuation date coincident with or next following the day we receive the complete request at our home office. We reserve the right to add, delete, or modify allocation plans at any time. In the event you make an additional purchase payment or request a transfer to an Allocation Plan that is no longer available, you will be required to provide a new allocation to one of the allocation plans available at the time of your request. We are currently waiving this requirement with respect to additional purchase payments to the contract. If you do not make an additional purchase payment and you do not request a transfer to an allocation plan that is no longer available, you will not be impacted by the addition, deletion, or modification of the allocation plan. To terminate participation in an allocation plan, you must allocate your entire contract value to another allocation plan approved for use with Encore-Single.

AUTOMATIC PAYMENT PHASE

If the contract value is reduced to zero and the GAI is greater than zero, the contract will enter the automatic payment phase. If the contract is reduced to zero by a withdrawal that causes the cumulative withdrawals for the contract year to exceed the greater of the GAI or RMD applicable at the time of the withdrawal, the withdrawal is considered a surrender of the contract and this rider will terminate. This means that the GAI will be zero and your contract will not enter the automatic payment phase.

We will notify you by letter if your contract enters the automatic payment phase. You may elect to receive the GAI at any frequency offered by us, but at least annually, until the death of any owner. Once selected, the frequency may not be changed without our consent. During this phase, no additional purchase payments may be made and all other contract features, benefits, riders, and guarantees except the guarantees provided by this rider are terminated. Upon the death of any owner, this rider terminates and no further benefits are payable unless the benefit base is greater than zero. If the benefit base is greater than zero at the time of death, payments will continue until the benefit base is reduced to zero. These remaining payments, if any, will be made to your beneficiaries.

At our discretion, we may elect to pay your beneficiaries a lump sum in lieu of future periodic withdrawals if the lump sum amount would be $10,000 or less. The lump sum value will be equal to the present value of the remaining periodic withdrawal amounts discounted at an interest rate. The interest rate will be the weekly average of the 'Interest Rate Swap' rates as reported in Federal Reserve Bulletin Release H.15 for the period applicable to the remaining withdrawal period plus 0.50%.

ANNUITY PAYMENTS UNDER ENCORE-SINGLE

If you elect to receive annuity payments, you may apply your available contract value to any annuity payment option in accordance with your contract terms. Amounts less than the entire contract value that are applied to provide annuity payments under an annuity payment option will be treated as a withdrawal for purposes of adjusting the benefit base and GAI. Be sure to read the section entitled "Annuitization Benefits and Options" if you are considering annuitizing your contract.

If annuity payments are required to begin, the Encore-Single rider allows you to elect from an additional annuity payment option to receive an annual amount equal to the GAI at any frequency offered by us, but at least annually, until the death of the contract owner or any joint owner. Annuity payments are required to begin on the maturity date. Please see the section entitled "Electing the Retirement Date and Annuity Option" for further details on the maturity date and the required beginning of annuity payments.

EFFECT OF PAYMENT OF DEATH BENEFIT

If you die while the contract value is greater than zero and before the benefit base is reduced to zero, the beneficiary may elect to receive the death benefit under the contract and this rider will terminate. Alternatively, the beneficiary may be able to elect to continue this rider by taking withdrawals of the current GAI at least annually until the benefit base is reduced to zero. If you die while the contract value is greater than zero and the benefit base is zero, the beneficiary is entitled to the death benefit under the contract and this rider will terminate. No additional purchase payments may be made and no additional increases to the GAI or benefit base will occur. If the beneficiary elects to continue the Encore-Single rider, the charges for this rider will continue to apply. If your designated beneficiary is not your surviving spouse and withdrawals of the GAI extend beyond the beneficiary's life expectancy, this rider will terminate and the beneficiary will be required to take the death benefit under the contract to comply with Internal Revenue Code sections 72(s) or 401(a)(9), as applicable. We may recover from you or your estate any payments made after the death of the owner or any joint owner which we were not obligated to make by the terms of your contract and this rider.

RIDER TERMINATION

You may elect to cancel this benefit on any contract anniversary beginning seven contract years after the Encore-Single effective date. You must provide a written request to cancel within 30 days prior to the applicable contract anniversary.

The rider will automatically terminate at the earliest of:

   (a) termination or surrender of the contract (Note - a withdrawal that reduces the contract value to zero and causes the cumulative withdrawals for the contract year to exceed the greater of the GAI or RMD applicable at the time of the withdrawal is considered a surrender of the contract); or

   (b) any change of owner or joint owner after the Encore-Single effective date, or in the case of a non-natural owner, any change of annuitant or joint annuitant after the Encore-Single effective date; or

   (c) the annuity commencement date where all remaining amount available has been applied to provide annuity payments; or

   (d) the date any death benefits are paid either as a lump sum or an adjustment to the contract value under the terms of the contract; or

   (e) the date the benefit base is reduced to zero following the death of an owner.

Upon termination of this rider, the benefits and charges within this rider will terminate. A pro rata amount of the rider charge will be deducted upon termination of this rider or surrender of the contract.

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

ENCORE LIFETIME INCOME-JOINT (ENCORE-JOINT) OPTION

EFFECTIVE OCTOBER 4, 2013, THIS OPTION IS NO LONGER AVAILABLE.

Encore-Joint is also a guaranteed lifetime withdrawal benefit. Unlike Encore-Single, however, this rider is designed to provide a benefit that guarantees the contract owner a minimum annual withdrawal amount (Guaranteed Annual Income (GAI), described below) beginning on the benefit date and continuing over the lifetime of two "Designated Lives" regardless of underlying sub-account performance. The amount received will be in the form of a withdrawal of contract value if the contract value is greater than zero or in the form of annuity payments if the contract value is zero. See Appendix H for examples of how this rider works.

Encore-Joint does not guarantee investment gains or a minimum contract value. Because the GAI is paid in the form of a withdrawal until your contract value reaches zero, our obligation to pay you more than your contract value will only arise if your entire contract value has been exhausted. You can take withdrawals from your contract without electing this option. You should also consider the following:

  . Election of this rider may or may not be beneficial to you. Since this benefit is accessed through withdrawals from the contract, if you do not intend to take withdrawals from the contract, then this rider is generally not appropriate for you.

  . Withdrawals under this rider are treated like any other contract withdrawal for the purposes of deferred sales charges, reducing the contract value, free withdrawal amounts or any other contract feature impacted by a withdrawal.

  . If available, you may elect this rider at the time the contract is issued or within 30 days prior to any contract anniversary as long as this benefit is available for purchase by new customers. The rider will be effective on either the rider issue date, if elected at the time the contract is issued, or the contract anniversary immediately following election, also known as the Encore-Joint effective date.

  . If you take withdrawals prior to the benefit date (described below) or in excess of the GAI (described below), you will reduce the benefit you receive and may prematurely terminate the contract and the rider.

  . Beginning 7 years after the Encore-Joint effective date, you may elect to terminate this rider by sending us written notice within 30 days prior to any contract anniversary. Termination will be effective on the contract anniversary date immediately following the date you provide notice of termination.

  . The oldest Designated Life (as defined below) must be under age 81 at the time the rider becomes effective.

  . Your entire contract value must be allocated to an allocation plan approved by us for use with this rider while this rider is in effect.

  . You may not elect this rider if you have selected the Premier Death Benefit, Estate Enhancement Option or in combination with any other living benefit.

  . After the first contract year following the Encore-Joint effective date, subsequent purchase payments are limited to a total of $25,000 in the aggregate, without our prior consent.

  . This rider may not be purchased for a "stretch" IRA or other "decedent" type account. These terms refer to contracts which, pursuant to current federal tax laws, may be continued by a decedent's named beneficiary.

  . This rider may not be available under certain employer-sponsored qualified plans.

DESIGNATED LIFE, JOINT DESIGNATED LIFE AND DESIGNATED LIVES

The "Designated Life" is the owner of the contract, or the annuitant in the case of a non-natural owner, unless otherwise agreed to by us. The "Joint Designated Life" is either the joint owner, joint annuitant if a non-natural owner, or the sole primary beneficiary on the contract, unless otherwise agreed to by us. The Joint Designated Life must be the spouse (as defined by federal law) of the Designated Life. All references to "Designated Lives" will mean both the Designated Life and Joint Designated Life. The Designated Life and Joint Designated Life will be used to determine the benefits under the Encore-Joint option. The Designated and Joint Designated Life will be shown on your contract rider. The Encore-Joint rider is not beneficial to the Joint Designated Life unless he or she is recognized as a spouse under federal law. Consult your tax advisor prior to purchasing this rider if you have questions about your spouse's status under federal law.

THE BENEFIT

In each contract year, beginning at the benefit date (described below), you may elect to receive an amount up to the Guaranteed Annual Income (GAI) until the death of both Designated Lives. If you take withdrawals in a single contract year in excess of the GAI it may result in a reduced GAI, as described below. The amount received will be in the form of a withdrawal of contract value, if available, or in the form of annuity payments. The method used to calculate the GAI is described below. Several examples to help show how this rider works are included in Appendix H.

THE BENEFIT DATE

The benefit date is the date on which you may begin to receive the GAI. The benefit date is the later of the contract anniversary following the 59/th/ birthday of the youngest Designated Life, or the Encore-Joint effective date. The Encore-Joint effective date is the rider issue date, if the rider is elected at issue, or the contract anniversary immediately following election.

CALCULATING THE BENEFIT BASE

INITIAL BENEFIT BASE
The initial benefit base will be set to the initial purchase payment if this rider is added when your contract is issued. If it is added on a subsequent contract anniversary, the initial benefit base will be equal to the contract value on the Encore-Joint effective date. Subsequent purchase payments will increase the benefit base and subsequent withdrawals will decrease the benefit base as described below. The benefit base is subject to a maximum of $5,000,000.

BENEFIT BASE RESET
On each reset date the benefit base will be increased to the contract value if the contract value is greater than the benefit base. The reset dates are the one year anniversary of the Encore-Joint effective date and each subsequent one year anniversary. On each reset date, if the rider charge applicable to new customers purchasing Encore-Joint exceeds your current rider charge and the benefit base increases, we reserve the right to increase the charge for your rider. The rider charge following the increase will not exceed the current rider charge for new issues which may equal the maximum annual rider charge. If we are no longer issuing this rider, we reserve the right to increase the rider charge to an amount that will not exceed the maximum annual rider charge. The increase will take effect on the date of the next benefit base reset following the date we increase the rider charge. See the section of this Prospectus entitled 'Contract Charges and Fees' for additional details on the charges for this rider.

You may elect to decline the rider charge increase. DECLINING THE RIDER CHARGE INCREASE WILL RESULT IN NO INCREASE TO THE BENEFIT BASE. You will be notified in writing a minimum of 30 days prior to the

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reset date that you may decline the rider charge increase. If you elect to decline the rider charge increase, you must provide a written request to us no less than seven calendar days prior to the reset date. Once you notify us of your decision to decline the rider charge increase, you will no longer be eligible for future benefit base increases until you provide a written request that you wish to reinstate benefit base increases. Any reinstatement request will take effect at the next reset date and your contract will be subject to current charges, not to exceed the maximum annual rider charge.

BENEFIT BASE ENHANCEMENT
On each contract anniversary prior to the first withdrawal, for a period up to 10 years following the Encore-Joint effective date, we will take the benefit base from the prior contract anniversary, plus any purchase payments made during the contract year, and increase that amount by 5%. If the resulting amount is greater than the current benefit base it will become the new benefit base. This enhancement is an incentive to delay receipt of the GAI provided by Encore-Joint. Because rider charges apply to the greater of the benefit base or contract value, the benefit base enhancement may result in an increased rider charge if the benefit base is greater than the contract value as a result of the enhancement.

CALCULATING THE GAI

The initial GAI will be equal to the benefit base on the Encore-Joint effective date multiplied by the Annual Income Percentage (described below) based on the age of the youngest Designated Life as of the Encore-Joint effective date.

On each reset date the GAI will be reset to the greater of (a) or (b) where:

   (a) is the GAI immediately prior to the reset date, and

   (b) is equal to (1) multiplied by (2) where:

       (1) is the benefit base on the reset date, and

       (2) is the Annual Income Percentage based on the age of the youngest Designated Life as of the reset date.

The reset dates are the one year anniversary of the Encore-Joint effective date and each subsequent one year anniversary. Subsequent purchase payments and withdrawals will adjust the GAI as described below. See Appendix H for examples of how the GAI is calculated.

THE ANNUAL INCOME PERCENTAGE

The Annual Income Percentage is multiplied by the benefit base to determine the GAI. The Annual Income Percentage is determined based on the age of the youngest Designated Life on the Encore-Joint Effective Date, date of the purchase payment or reset date.

                         AGE        ANNUAL INCOME PERCENTAGE
                         ---        ------------------------
                    through age 64            4.0%
                        65-79                 5.0%
                     80 and older             6.0%

See Appendix H for examples of how the Annual Income Percentage is used to determine the GAI.

ADJUSTMENT FOR SUBSEQUENT PURCHASE PAYMENTS

This adjustment is not calculated in the same manner as a benefit base reset. The benefit base will be increased by the amount of any subsequent purchase payments. The GAI will also be increased by the amount of the subsequent purchase payment multiplied by the Annual Income Percentage shown above based on the age of the youngest Designated Life as of the date the purchase payment is credited to the contract. We may limit subsequent purchase payments after the first contract year following the Encore-Joint effective date to $25,000, without our prior consent. See Appendix H for examples of how the GAI is adjusted for subsequent purchase payments.

WITHDRAWALS

  . Withdrawals taken prior to the benefit date will reduce the guarantees provided under this rider, as described below.

  . A withdrawal which causes the cumulative withdrawals for the contract year to exceed the greater of the GAI or RMD applicable at the time of the withdrawal and which reduces the contract value to zero is considered a surrender of the contract. In this event the contract is not eligible for the automatic payment phase and the contract and rider will terminate.

  . Withdrawals may be taken in a lump sum, in multiple withdrawals or on a systematic withdrawal basis, as allowed by your contract.

  . Please remember that withdrawals under this rider are treated like any other contract withdrawals for the purposes of deferred sales charges, reducing the contract value, free withdrawal amounts, or any other contract features impacted by a withdrawal and may have tax consequences.

  . If you decide to apply an amount less than the entire contract value to provide annuity payments under an annuity payment option, that amount will be treated as a withdrawal for the purposes of adjusting the benefit base and GAI. Be sure to read the section entitled "Annuitization Benefits and Options" if you are considering annuitizing your contract.

  . Any provision in your annuity requiring there be a minimum contract value following any withdrawal is waived while this rider is in effect.

If you choose the Focused Portfolio Strategies or the CustomChoice Allocation Option, withdrawals will be deducted from the sub-accounts of the variable annuity account on a pro rata basis relative to the contract value. If you choose the other allowable allocation option, you may take a withdrawal from any allowable sub-account in any proportion.

ADJUSTMENT FOR WITHDRAWALS TAKEN PRIOR TO THE BENEFIT DATE

If you take withdrawals from your contract prior to the benefit date, it will cause both the benefit base and the GAI to be recalculated and reduced. The benefit base will be reduced by an amount equal to (a) multiplied by
(b) divided by (c) where:

   (a) is the benefit base immediately prior to the withdrawal,

   (b) is the amount of the withdrawal, and

   (c) is the contract value immediately prior to the withdrawal.

The GAI will be equal to (a) multiplied by (b) where:

   (a) is the benefit base following the withdrawal (i.e., the result of the benefit base recalculation above), and

   (b) is the Annual Income Percentage based on the applicable age as of the date of the withdrawal.

ADJUSTMENT FOR WITHDRAWALS AFTER THE BENEFIT DATE

Each contract year after the benefit date you may withdraw an amount less than or equal to the GAI or, if this contract is part of a tax qualified plan, the Required Minimum Distribution (RMD) for this

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contract, whichever is greater. These withdrawals will immediately reduce the contract value and benefit base by the amount of the withdrawal, but will not reduce the GAI. If withdrawals in any contract year are less than the GAI, the remaining GAI may not be carried forward to future contract years.

Any amount you withdraw in a single contract year after the benefit date which is in excess of the greater of the GAI or RMD amount will cause the benefit base and GAI to be recalculated. The benefit base will be recalculated on a pro rata basis. This means that the lower the contract value is relative to the benefit base, the greater the reduction in the benefit base. The recalculation is as follows:

The benefit base will be reduced by an amount equal to (a) multiplied by
(b) divided by (c) where:

   (a) is the benefit base immediately prior to the excess portion of the withdrawal,

   (b) is the amount of the excess withdrawal, and

   (c) is the contract value immediately prior to the excess portion of the withdrawal.

The GAI will be reduced by an amount equal to (a) multiplied by (b) divided by
(c) where:

   (a) is the GAI prior to the withdrawal,

   (b) is the amount of the excess withdrawal, and

   (c) is the contract value immediately prior to the excess portion of the withdrawal.

See Appendix H for examples demonstrating adjustments to the benefit base and GAI for withdrawals after the benefit date.

For purposes of this rider, the RMD amount is equal to the amount needed based on the value of your contract to meet any required minimum distribution requirement pursuant to the Internal Revenue Code, as amended from time to time, and the regulations promulgated thereunder. Applicable contracts include those issued pursuant to a retirement plan under the provisions of Sections 401, 403, 404, 408, or 457 of the Internal Revenue Code. Amounts withdrawn in excess of the RMD may be treated as an excess withdrawal as described above.

Under the Internal Revenue Code, RMDs are calculated and taken on a calendar year basis. Under this optional rider, the GAI is based on contract year. Because the intervals for the GAI and RMD are different, withdrawals may be more likely to result in a reduction of the GAI and therefore a reduced benefit. For a contract which is part of a qualified plan or IRA, if the sum of the withdrawals in a contract year exceeds the greater of the RMD applicable at the time of the withdrawal or the GAI for that contract year, then the benefit base and GAI would be recalculated, as described above. Below is an example of how this would apply.

Assume an IRA with a contract year of April 1 to March 31, and there are no withdrawals other than as described. The GAI for the 2010 contract year ending March 31, 2011 is $5,000. The RMDs for calendar years 2010 and 2011 are $6,000 and $8,000, respectively. If the owner withdraws $1,500 in each of the last three quarters of calendar year 2010 and $2,000 in the first quarter of calendar year 2011, then the owner will have withdrawn $6,500 for the 2010 contract year (April 1 to March 31). Since the sum of the owner's withdrawals for the 2010 contract year is less than the RMD applicable at the time of the withdrawal (i.e., $8,000) the GAI would not be recalculated.

Consider another example using the same assumptions in the paragraph above, but instead of the contract owner taking the $2,000 withdrawal in the first quarter of 2011 he or she takes it in the last quarter of 2010. In that case, the withdrawals for the contract year (i.e., $6,500) exceed the applicable RMD at the time of the withdrawal (i.e., $6,000) and the GAI would be recalculated according to the

                                                                        PAGE 73

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calculations set forth above for withdrawals in excess of the greater of the
GAI or RMD. Note -- the last withdrawal makes the total withdrawals for the year exceed the RMD amount. See Example #6 of Appendix H for an example of how an excess withdrawal is calculated.

CONTRACT VALUE ALLOCATION PLAN

While this rider is in effect, the full contract value must be allocated to the sub-accounts of the variable annuity account according to an allocation plan approved by us for use with this rider. The approved allocation plans currently include:

   (a) 100% allocation to an allowable Focused Portfolio Strategy;

   (b) 100% allocation among allowable sub-accounts; or

   (c) 100% allocation to the CustomChoice Allocation Option

A) CURRENT ALLOWABLE FOCUSED PORTFOLIO STRATEGIES INCLUDE: Income Portfolio, Income and Growth Portfolio, and Conservative Growth Portfolio. The Focused Portfolio Strategies are discussed in the section entitled "Focused Portfolio Strategies or Models" in this Prospectus. You may also ask your representative for a brochure describing these models. In the Focused Portfolio Strategies the contract value will be automatically rebalanced each calendar quarter according to the model you currently have chosen.

B) CURRENT ALLOWABLE SUB-ACCOUNTS: When you elect this rider, only certain sub-accounts are available to you for allocation of your funds outside of the allowable Focused Portfolio Strategy and the CustomChoice Allocation Option. These are referred to as "allowable sub-accounts." The allowable sub-accounts currently include:


 .  AB Dynamic Asset Allocation         .  PIMCO VIT Global Diversified
    Portfolio                              Allocation Portfolio
 .  Goldman Sachs VIT Global Trends     .  SFT Dynamic Managed Volatility Fund
    Allocation Fund                     .  SFT Managed Volatility Equity Fund
 .  Ivy VIP Pathfinder Moderate --      .  TOPS(R) Managed Risk Balanced ETF
    Managed Volatility                     Portfolio
 .  Morningstar Balanced ETF Asset      .  TOPS(R) Managed Risk Flex ETF
    Allocation Portfolio                   Portfolio
 .  Morningstar Conservative ETF Asset  .  TOPS(R) Managed Risk Growth ETF
    Allocation Portfolio                   Portfolio
 .  Morningstar Income and Growth ETF   .  TOPS(R) Managed Risk Moderate
    Asset Allocation Portfolio             Growth ETF Portfolio


Each of the Morningstar ETF Asset Allocation Portfolios and the TOPS(R) ETF Managed Risk Portfolios is a Fund of Funds. Each portfolio invests in underlying exchange traded funds, also called "ETFs". The risks and objectives of each allowable sub-account are described in detail that sub-account's prospectus which is part of the underlying funds prospectus.

C) THE CUSTOMCHOICE ALLOCATION OPTION: This option requires that you allocate purchase payments or your contract value among a number of allocation "groups" according to specific percentage limitations. There are also percentage allocation limitations for the individual funds within each group. If you elect the CustomChoice Allocation Option, your contract value will be automatically rebalanced each quarter. The allocation groups, allocation limitations, details on automatic rebalancing, and a complete description of the CustomChoice Allocation Option are described in detail in this Prospectus in the section entitled 'Description of the Contract'.

The allowable Focused Portfolio Strategies, allowable sub-accounts and CustomChoice Allocation Option are each designed to provide different asset allocation options to you, with differing risk

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characteristics and objectives. In selecting an allocation option you should consider your personal objectives, investment time horizons, risk tolerance and other financial circumstances. You may also wish to ask your representative for assistance in selecting an option. Asset allocation does not insure a profit or protect against a loss in a declining market. The purpose of the investment restriction is to reduce the volatility in investment performance and such reduced volatility may reduce the return on your investments. As a result, the investment restriction may lessen the likelihood that you will receive benefits under the optional rider that are in excess of your contract value.

You may reallocate the full contract value from the current allocation plan to another available allocation plan approved by us for use with this rider. Any reallocation request must be received in our home office by written request or other form acceptable to us. The reallocation will be effective on the valuation date coincident with or next following the day we receive the complete request at our home office. We reserve the right to add, delete, or modify allocation plans at any time. In the event you make an additional purchase payment or request a transfer to an allocation plan that is no longer available, you will be required to provide a new allocation to one of the allocation plans available at the time of your request. We are currently waiving this requirement with respect to additional purchase payments to the contract. If you do not make an additional purchase payment and you do not request a transfer to an allocation plan that is no longer available, you will not be impacted by the addition, deletion, or modification of the allocation plan. To terminate participation in an allocation plan, you must allocate your entire contract value to another allocation plan approved for use with Encore-Joint.

AUTOMATIC PAYMENT PHASE

If the contract value is reduced to zero and the GAI is greater than zero, the contract will enter the automatic payment phase. If the contract is reduced to zero by a withdrawal that causes the cumulative withdrawals for the contract year to exceed the greater of the GAI or RMD applicable at the time of the withdrawal, the withdrawal is considered a surrender of the contract and this rider will terminate. This means that the GAI will be zero and your contract will not enter the automatic payment phase. Designated Lives. Once selected, the frequency may not be changed without our consent. During this phase, no additional purchase payments may be made and all other contract features, benefits, riders, and guarantees except the guarantees provided by this rider are terminated. Upon the death of both Designated Lives, this rider terminates and no further benefits are payable unless the benefit base is greater than zero. If the benefit base is greater than zero at the time of death, payments will continue until the benefit base is reduced to zero. These remaining payments, if any, will be made to your beneficiaries.

At our discretion, we may elect to pay your beneficiaries a lump sum in lieu of future periodic withdrawals if the lump sum amount would be $10,000 or less. The lump sum value will be equal to the present value of the remaining periodic withdrawal amounts discounted at an interest rate. The interest rate will be the weekly average of the 'Interest Rate Swap' rates as reported in Federal Reserve Bulletin Release H.15 for the period applicable to the remaining withdrawal period plus 0.50%.

ANNUITY PAYMENTS UNDER ENCORE-JOINT

If you elect to receive annuity payments, you may apply your available contract value to any annuity payment option in accordance with your contract terms. Amounts less than the entire contract value that are applied to provide annuity payments under an annuity payment option will be treated as a withdrawal for purposes of adjusting the benefit base and GAI. Be sure to read the section entitled "Annuitization Benefits and Options" if you are considering annuitizing your contract.

                                                                        PAGE 75

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If annuity payments are required to begin, the Encore-Joint rider allows you to elect from an additional annuity payment option to receive an annual amount equal to the GAI at any frequency offered by us, but at least annually, until the death of both Designated Lives. Please see the section entitled "Electing the Retirement Date and Annuity Option" for further details on the maturity date and the required beginning of annuity payments.

EFFECT OF PAYMENT OF DEATH BENEFIT

If you and the Joint Designated Life die while the contract value is greater than zero and before the benefit base is reduced to zero, the beneficiary may elect to receive the death benefit under the contract and this rider will terminate. Alternatively, the beneficiary may be able to elect to continue this rider by taking withdrawals of the current GAI at least annually until the benefit base is reduced to zero. If you and the Joint Designated Life die while the contract value is greater than zero and the benefit base is zero, the beneficiary is entitled to the death benefit under the contract and this rider will terminate. No additional purchase payments may be made and no additional increases to the GAI or benefit base will occur. If the beneficiary elects to continue the Encore-Joint rider, the charges for this rider will continue to apply. If your designated beneficiary is not your surviving spouse and withdrawals of the GAI extend beyond the beneficiary's life expectancy, this rider will terminate and the beneficiary will be required to take the death benefit under the contract to comply with Internal Revenue Code sections 72(s) or 401(a)(9), as applicable. We may recover from you or your estate any payments made after the death of both Designated Lives.

SPOUSAL CONTINUATION

If the contract owner dies, the surviving spouse may elect to continue the contract and this rider provided the surviving spouse is the Joint Designated Life and this rider is in effect at the time of contract continuation. The GAI will be recalculated on the next reset date.

RIDER TERMINATION

You may elect to cancel this benefit on any contract anniversary beginning seven contract years after the Encore-Joint effective date. You must provide a written request to cancel within 30 days prior to the applicable contract anniversary.

The rider will automatically terminate at the earliest of:

   (a) termination or surrender of the contract (Note -- a withdrawal that reduces the contract value to zero and causes the cumulative withdrawals for the contract year to exceed the greater of the GAI or RMD applicable at the time of the withdrawal is considered a surrender of the contract); or

   (b) any change of the Designated Lives after the Encore-Joint effective date; or

   (c) the annuity commencement date where all remaining amount available has been applied to provide annuity payments; or

   (d) the date any death benefits are paid either as a lump sum or an adjustment to the contract value under the terms of the contract; or

   (e) the date the benefit base is reduced to zero following the death of both Designated Lives.

Upon termination of this rider, the benefits and charges within this rider will terminate. A pro rata amount of the rider charge will be deducted upon termination of this rider or surrender of the contract.


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OVATION LIFETIME INCOME II-SINGLE (OVATION II-SINGLE) OPTION

EFFECTIVE OCTOBER 4, 2013, THIS OPTION IS NO LONGER AVAILABLE.

Ovation II-Single is a guaranteed lifetime withdrawal benefit. This optional rider is designed to provide a benefit that guarantees the contract owner a minimum annual withdrawal amount (Guaranteed Annual Income (GAI), described below) beginning on the benefit date and continuing over the contract owner's life, regardless of underlying sub-account performance. The amount received will be in the form of a withdrawal of contract value if the contract value is greater than zero or pursuant to the automatic payment phase if the contract value is zero. See Appendix I for examples of how this rider works.

Ovation II-Single does not guarantee investment gains or a minimum contract value. Because the GAI is paid in the form of a withdrawal until your contract value reaches zero, our obligation to pay you more than your contract value will only arise if your entire contract value has been exhausted. You can take withdrawals from your contract without electing this option. You should also consider the following:

  . Election of this rider may or may not be beneficial to you. Since this benefit is accessed through withdrawals from the contract, if you do not intend to take withdrawals from the contract, then this rider is generally not appropriate for you.

  . The maximum benefit base under this rider is $5,000,000. If you make large purchase payments, you may not realize the full benefit of the increases in benefit base provided by this rider.

  . Withdrawals under this rider are treated like any other contract withdrawal for the purposes of deferred sales charges, reducing the contract value, free withdrawal amounts or any other contract feature impacted by a withdrawal.

  . If available, you may elect this rider at the time the contract is issued or within 30 days prior to any contract anniversary as long as this benefit is available for purchase by new customers. The rider will be effective on either the rider issue date, if elected at the time the contract is issued, or the contract anniversary immediately following election, also known as the rider effective date.

  . If you take withdrawals prior to the benefit date (described below) or in excess of the GAI (described below), you will reduce the benefit you receive and may prematurely terminate the contract and the rider.

  . If you take any withdrawals from the contract prior to the 10th contract anniversary following the rider effective date, or prior to the contract anniversary on or following the 70th birthday of the oldest owner (or the oldest annuitant in the case of a non-natural owner), whichever is later, you will not be eligible for the 200% benefit base guarantee and will reduce the benefit available with this rider.

  .  Once you elect this option you may not cancel it.

  . The oldest contract owner (or annuitant if a non-natural contract owner) must be age 80 or younger at the time the rider becomes effective.

  . Your entire contract value must be allocated to an allocation plan approved by us for use with this rider while this rider is in effect.

  . You may not elect this rider if you have selected the Premier Death Benefit, Estate Enhancement Benefit or in combination with any other living benefit.

  . After the first contract year following the rider effective date, subsequent purchase payments are limited to a cumulative total of $25,000, without our prior consent.

  . This rider may not be purchased for a "stretch" IRA or other "decedent" type account. These terms refer to contracts which, pursuant to current federal tax laws, may be continued by a decedent's named beneficiary.

THE BENEFIT

This rider guarantees that in each contract year, beginning on the benefit date (described below), you may elect to receive an amount up to the Guaranteed Annual Income (GAI) until the contract owner's death (or in the case of joint owner's, until the first death). The amount received will be in the form of a withdrawal of contract value if available, or pursuant to the automatic payment phase. If you take withdrawals in a single contract year in excess of the GAI it may result in a reduced GAI, as described below, and negatively impact your benefit. The method used to calculate the GAI is described below. Several examples to help show how this rider works are included in Appendix I.

THE BENEFIT DATE

The benefit date is the date on which you may begin to receive the GAI. The benefit date is the later of the contract anniversary following the 59th birthday of the oldest owner (or the oldest annuitant in the case of a non-natural owner) or the rider effective date. The rider effective date is the rider issue date, if the rider is elected at issue, or the contract anniversary immediately following election, if the rider is elected after contract issue.

CALCULATING THE BENEFIT BASE

BENEFIT BASE MAXIMUM
The benefit base is subject to a maximum of $5,000,000. This applies to the initial benefit base, as well as increases due to the benefit base reset, benefit base enhancement, or the 200% benefit base guarantee.

INITIAL BENEFIT BASE
The initial benefit base will be set to the initial purchase payment if this rider is added when your contract is issued. If it is added on a subsequent contract anniversary, the initial benefit base will be equal to the contract value on the rider effective date. Subsequent purchase payments will increase the benefit base and subsequent withdrawals will decrease the benefit base as described below.

BENEFIT BASE RESET
On each reset date the benefit base will be increased to the contract value if the contract value is greater than the benefit base. The reset dates are the one year anniversary of the rider effective date and each subsequent one year anniversary. On each reset date, if the rider charge applicable to new customers purchasing Ovation II-Single exceeds your current rider charge and the benefit base increases to the contract value, we reserve the right to increase the charge for your rider. The rider charge following the increase will not exceed the current rider charge for new issues which may equal the maximum annual rider charge. If we are no longer issuing this rider, we reserve the right to increase the rider charge to an amount that will not exceed the maximum annual rider charge. The increase will take effect on the date of the next benefit base reset following the date we increase the rider charge. See the section of this Prospectus entitled 'Contract Charges and Fees' for additional details on the charges for this rider.


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

You may elect to decline the rider charge increase. DECLINING THE RIDER CHARGE INCREASE WILL RESULT IN NO INCREASE TO THE BENEFIT BASE. You will be notified in writing a minimum of 30 days prior to the reset date that you may decline the rider charge increase. If you elect to decline the rider charge increase, you must provide a written request to us no less than seven calendar days prior to the reset date. Once you notify us of your decision to decline the rider charge increase, you will no longer be eligible for future benefit base increases.

BENEFIT BASE ENHANCEMENT
On each contract anniversary, for the first 10 years following the rider effective date, after each contract year in which there have been no withdrawals, we will take the benefit base from the prior contract anniversary, plus any purchase payments made during the contract year, and increase that amount by 6%. If the resulting amount is greater than the current benefit base, following any applicable benefit base reset, it will become the new benefit base. If you take a withdrawal during the first 10 contract years following the rider effective date, you will not receive the benefit base enhancement for any contract year in which you took a withdrawal. The 10-year period for which you are eligible for a benefit base enhancement will not be extended for years in which you take a withdrawal and are no longer eligible for the benefit base enhancement. Because rider charges apply to the greater of the benefit base or contract value, the benefit base enhancement may result in an increased cost of the rider if the benefit base is greater than the contract value as a result of the enhancement.

200% BENEFIT BASE GUARANTEE
On the later of the 10th contract anniversary following the rider effective date, or the contract anniversary on or following the 70th birthday of the oldest owner (or the oldest annuitant in the case of a non-natural owner), if no withdrawals have been taken from the contract, the 200% benefit base guarantee is equal to the sum of (a), (b), and (c), where:

   (a) is 200% of the initial benefit base,

   (b) is 200% of all subsequent purchase payments made in the one year following the rider effective date, and

   (c) is 100% of all subsequent purchase payments made after the first contract anniversary following the rider effective date.

If the 200% benefit base guarantee is greater than the current benefit base, following any applicable benefit base reset or benefit base enhancement, it will become the new benefit base. THE BENEFIT BASE AFTER ADJUSTMENT REMAINS SUBJECT TO THE BENEFIT BASE MAXIMUM OF $5,000,000. Accordingly, if your initial benefit base is over $2,500,000, you would not receive the full value of the 200% benefit base guarantee because 200% of the initial benefit base would exceed the $5,000,000 benefit base maximum. In that case, your benefit base would be adjusted to $5,000,000. IF YOU TAKE A WITHDRAWAL ON OR BEFORE THE DATE YOUR BENEFIT BASE IS ELIGIBLE FOR THE 200% BENEFIT BASE GUARANTEE, THE 200% BENEFIT BASE GUARANTEE TERMINATES WITHOUT VALUE. This means that you will not receive the 200% benefit base guarantee. Because rider charges apply to the greater of the benefit base or contract value, the benefit base adjustment may result in an increased cost of the rider if the benefit base is greater than the contract value as a result of the adjustment. See Appendix I for examples of how the benefit base adjustment is calculated.

CALCULATING THE GAI

The initial GAI will be equal to the benefit base on the rider effective date multiplied by the annual income percentage (described below) based on the age of the oldest owner (or annuitant in the case of a non-natural owner) as of the rider effective date.

On each reset date the GAI will be reset to the greater of (a) or (b) where:

   (a) is the GAI immediately prior to the reset date, and

   (b) is equal to (1) multiplied by (2) where:

       (1) is the benefit base on the reset date, after all applicable benefit base adjustments described above, and

       (2) is the annual income percentage based on the age of the oldest owner (or annuitant in the case of a non-natural owner) as of the reset date.

The reset dates are the one year anniversary of the rider effective date and each subsequent one year anniversary. Subsequent purchase payments and withdrawals will adjust the GAI as described below. See Appendix I for examples of how the GAI is calculated.

THE ANNUAL INCOME PERCENTAGE

The annual income percentage is multiplied by the benefit base to determine the GAI. The annual income percentage is determined based on the age of the oldest owner on the rider effective date, date of the purchase payment or reset date. If the owner of this contract is other than a natural person, such as a trust or other similar entity, the annual income percentage is determined based on the age of the oldest annuitant.

                         AGE        ANNUAL INCOME PERCENTAGE
                         ---        ------------------------
                    through age 64            4.5%
                       65 - 74                5.0%
                       75 - 79                5.5%
                         80 +                 6.5%

See Appendix I for examples of how the annual income percentage is used to determine the GAI.

GAI ADJUSTMENT FOR SUBSEQUENT PURCHASE PAYMENTS

This adjustment is not calculated in the same manner as a benefit base reset. The benefit base will be increased by the amount of any subsequent purchase payments. The GAI will also be increased by the amount of the subsequent purchase payment multiplied by the applicable annual income percentage shown above, based on the age of the oldest owner (or annuitant in the case of a non-natural owner) as of the date the subsequent purchase payment is credited to the contract, subject to the maximum GAI immediately following a subsequent purchase payment described below.

The GAI immediately following a subsequent purchase payment is subject to a maximum of (a) multiplied by (b) where:

   (a) is the benefit base maximum of $5,000,000, and

   (b) is the annual income percentage based on the applicable age as of the date the subsequent purchase payment is credited to the contract.

We may limit subsequent purchase payments after the first contract year following the rider effective date to a cumulative total of $25,000, without our prior consent. See Appendix I for examples of how the GAI is adjusted for subsequent purchase payments.

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

WITHDRAWALS

You should consider the following before taking a withdrawal under this contract or rider:

  . Withdrawals under this rider are treated like any other contract withdrawals for the purposes of deferred sales charges, reducing the contract value, free withdrawal amounts, or any other contract features impacted by a withdrawal and may have tax consequences.

  . Withdrawals taken prior to the benefit date will reduce the guarantees provided under this rider, as described below.

  . A withdrawal which causes the cumulative withdrawals for the contract year to exceed the greater of the GAI or RMD applicable at the time of the withdrawal and which reduces the contract value to zero is considered a surrender of the contract. In this event the contract is not eligible for the automatic payment phase and the contract and rider terminate.

  . Withdrawals may be taken in a lump sum, in multiple withdrawals or on a systematic withdrawal basis, as allowed by your contract.

  . If you decide to apply an amount less than the entire contract value to provide annuity payments under an annuity payment option, that amount will be treated as a withdrawal for the purposes of adjusting the benefit base and GAI. Be sure to read the section entitled 'Annuitization Benefits and Options' if you are considering annuitizing your contract.

  . A withdrawal taken prior to the date your benefit base is eligible for the 200% benefit base guarantee adjustment will result in you not being eligible for such adjustment, as described above.

  . Any provision in your annuity requiring there be a minimum contract value following any withdrawal is waived while this rider is in effect.

If you choose the Focused Portfolio Strategies or the CustomChoice Allocation Option, any withdrawals you take will be deducted from the sub-accounts of the variable annuity account on a pro rata basis relative to the contract value. If you choose the other allowable allocation option, you may take a withdrawal from any allowable sub-account in any proportion.

ADJUSTMENT FOR WITHDRAWALS TAKEN PRIOR TO THE BENEFIT DATE

If you take withdrawals from your contract prior to the benefit date, it will cause both the benefit base and the GAI to be recalculated and reduced. The benefit base will be reduced by an amount equal to (a) multiplied by
(b) divided by (c) where:

   (a) is the benefit base immediately prior to the withdrawal,

   (b) is the amount of the withdrawal, and

   (c) is the contract value immediately prior to the withdrawal.

The GAI will be equal to (a) multiplied by (b) where:

   (a) is the benefit base following the withdrawal (i.e., the result of the benefit base recalculation above), and

   (b) is the annual income percentage based on the applicable age as of the date of the withdrawal.

ADJUSTMENT FOR WITHDRAWALS TAKEN AFTER THE BENEFIT DATE

Each contract year after the benefit date you may withdraw an amount less than or equal to the GAI or, if the contract is part of a tax qualified plan, the Required Minimum Distribution (RMD) for this contract, whichever is greater. These withdrawals will immediately reduce the contract value and benefit base by the amount of the withdrawal, but will not reduce the GAI. If withdrawals in any contract year are less than the GAI, the remaining GAI may not be carried forward to future contract years.

Any amount you withdraw in a single contract year after the benefit date which is in excess of the greater of the GAI or RMD amount will cause the benefit base and GAI to be recalculated. The benefit base will be recalculated on a pro rata basis. This means that the lower the contract value is relative to the benefit base, the greater the reduction in the benefit base. The recalculation is as follows:

The benefit base will be reduced by an amount equal to (a) multiplied by
(b) divided by (c) where:

   (a) is the benefit base immediately prior to the excess portion of the withdrawal,

   (b) is the amount of the excess withdrawal, and

   (c) is the contract value immediately prior to the excess portion of the withdrawal.

The GAI will be reduced by an amount equal to (a) multiplied by (b) divided by
(c) where:

   (a) is the GAI prior to the withdrawal,

   (b) is the amount of the excess withdrawal, and

   (c) is the contract value immediately prior to the excess portion of the withdrawal.

See Appendix I for examples demonstrating adjustments to the benefit base and GAI for withdrawals after the benefit date.

For purposes of this rider, the RMD amount is equal to the amount needed based on the value of your contract to meet any required minimum distribution requirement pursuant to the Internal Revenue Code, as amended from time to time, and the regulations promulgated thereunder. Applicable contracts include those issued pursuant to a retirement plan under the provisions of Sections 401, 403, 404, 408, or 457 of the Internal Revenue Code. Amounts withdrawn in excess of the RMD may be treated as an excess withdrawal as described above.

Under the Internal Revenue Code, RMDs are calculated and taken on a calendar year basis. Under this optional rider, the GAI is based on contract year. Because the intervals for the GAI and RMD are different, withdrawals may be more likely to result in a reduction of the GAI and therefore a reduced benefit. For a contract which is part of a qualified plan or IRA, if the sum of the withdrawals in a contract year exceeds the greater of the RMD applicable at the time of the withdrawal or the GAI for that contract year, then the benefit base and GAI would be recalculated, as described above. Below is an example of how this would apply.

Assume an IRA with a contract year of April 1 to March 31, and there are no withdrawals other than as described. The GAI for the 2012 contract year ending March 31, 2013 is $5,000. The RMDs for calendar years 2012 and 2013 are $6,000 and $8,000, respectively. If the owner withdraws $1,500 in each of the last three quarters of calendar year 2012 and $2,000 in the first quarter of calendar year 2013, then the owner will have withdrawn $6,500 for the 2012 contract year (April 1 to March 31). Since the sum of the owner's withdrawals for the 2012 contract year is less than the RMD applicable at the time of the withdrawal (i.e., $8,000) the GAI would not be recalculated.

Consider another example using the same assumptions in the paragraph above, but instead of the contract owner taking the $2,000 withdrawal in the first quarter of 2013, he or she takes it in the last quarter of 2012. In that case, the withdrawals for the contract year (i.e., $6,500) exceed the applicable RMD at the time of the withdrawal (i.e., $6,000) and the GAI would be recalculated according to the calculations set forth above for withdrawals in excess of the greater of the GAI or RMD. Note -- the

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

last withdrawal makes the total withdrawals for the year exceed the RMD amount. See Example #6 of Appendix I for an example of how an excess withdrawal is calculated.

CONTRACT VALUE ALLOCATION PLAN

While this rider is in effect, the full contract value must be allocated to the sub-accounts of the variable annuity account according to an allocation plan approved by us for use with this rider. The approved allocation plans currently include:

   a)  100% allocation to an allowable Focused Portfolio Strategy;

   b)  100% allocation among allowable sub-accounts; or

   c)  100% allocation to the CustomChoice Allocation Option

A) CURRENT ALLOWABLE FOCUSED PORTFOLIO STRATEGIES INCLUDE: Income Portfolio, Income and Growth Portfolio, and Conservative Growth Portfolio. The Focused Portfolio Strategies are discussed in the section entitled "Focused Portfolio Strategies or Models" in this Prospectus. You may also ask your representative for a brochure describing these models. In the Focused Portfolio Strategies the contract value will be automatically rebalanced each calendar quarter according to the model you currently have chosen.

B) CURRENT ALLOWABLE SUB-ACCOUNTS: When you elect the Ovation II rider, only certain sub-accounts are available to you for allocation of your funds outside of the allowable Focused Portfolio Strategy and the CustomChoice Allocation Option. These are referred to as "allowable sub-accounts." The allowable sub-accounts currently include:


 .  AB Dynamic Asset Allocation         .  PIMCO VIT Global Diversified
    Portfolio                              Allocation Portfolio
 .  Goldman Sachs Global VIT Trends     .  SFT Dynamic Managed Volatility Fund
    Allocation Fund                     .  SFT Managed Volatility Equity Fund
 .  Ivy VIP Pathfinder Moderate --      .  TOPS(R) Managed Risk Balanced ETF
    Managed Volatility                     Portfolio
 .  Morningstar Balanced ETF Asset      .  TOPS(R) Managed Risk Flex ETF
    Allocation Portfolio                   Portfolio
 .  Morningstar Conservative ETF Asset  .  TOPS(R) Managed Risk Growth ETF
    Allocation Portfolio                   Portfolio
 .  Morningstar Income and Growth ETF   .  TOPS(R) Managed Risk Moderate
    Asset Allocation Portfolio             Growth ETF Portfolio


Each of the Morningstar ETF Asset Allocation Portfolios and the TOPS(R) ETF Managed Risk Portfolios is a Fund of Funds. Each portfolio invests in underlying exchange traded funds, also called "ETFs". The risks and objectives of each allowable sub-account are described in detail that sub-account's prospectus which is part of the underlying funds prospectus.

C) THE CUSTOMCHOICE ALLOCATION OPTION: This option requires that you allocate purchase payments or your contract value among a number of allocation "groups" according to specific percentage limitations. There are also percentage allocation limitations for the individual funds within each group. If you elect the CustomChoice Allocation Option, your contract value will be automatically rebalanced each quarter. The allocation groups, allocation limitations, details on automatic rebalancing, and a complete description of the CustomChoice Allocation Option are described in detail in this Prospectus in the section entitled 'Description of the Contract.'

The allowable Focused Portfolio Strategies, allowable sub-accounts, and CustomChoice Allocation Option are each designed to provide different asset allocation options to you, with differing risk characteristics and objectives. In selecting an allocation option you should consider your personal objectives, investment time horizons, risk tolerance and other financial circumstances. You may also wish to ask your representative for assistance in selecting an option. Asset allocation does not ensure a profit or protect against a loss in a declining market. The purpose of the investment restriction is to reduce the volatility in investment performance and such reduced volatility may reduce the return on your investments. As a result, the investment restriction may lessen the likelihood that you will receive benefits under the optional rider that are in excess of your contract value.

You may reallocate the full contract value from the current allocation plan to another available allocation plan approved by us for use with this rider. Any reallocation request must be received in our home office by written request or other form acceptable to us. The reallocation will be effective on the valuation date coincident with or next following the day we receive the complete request at our home office. We reserve the right to add, delete, or modify allocation plans at any time. In the event you make an additional purchase payment or request a transfer to an allocation plan that is no longer available, you will be required to provide a new allocation to one of the allocation plans available at the time of your request. We are currently waiving this requirement with respect to additional purchase payments to the contract. If you do not make an additional purchase payment and you do not request a transfer to an allocation plan that is no longer available, you will not be impacted by the addition, deletion, or modification of the allocation plan. To terminate participation in an allocation plan, you must allocate your entire contract value to another allocation plan approved for use with Ovation II-Single.

AUTOMATIC PAYMENT PHASE

If the contract value is reduced to zero and the GAI is greater than zero, the contract will enter the automatic payment phase and no future benefit base increase will occur. This means that if the contract enters the automatic payment phase, you will no longer be eligible for a benefit base reset, benefit base enhancement, or the 200% benefit base guarantee. If the contract is reduced to zero by a withdrawal that causes the cumulative withdrawals for the contract year to exceed the greater of the GAI or RMD applicable at the time of the withdrawal, the withdrawal is considered a surrender of the contract and this rider will terminate. This means that the GAI will be zero and your contract will not enter the automatic payment phase.

We will notify you by letter if your contract enters the automatic payment phase. You may elect to receive the GAI at any frequency offered by us, but at least annually, until the death of any owner. Once selected, the frequency may not be changed without our consent. During this phase, no additional purchase payments may be made and all other contract features, benefits, riders, and guarantees except the guarantees provided by this rider are terminated. Upon the death of any owner, this rider terminates and no further benefits are payable under this rider.

ANNUITY PAYMENTS UNDER OVATION II-SINGLE

If you elect to receive annuity payments, you may apply your available contract value to any annuity payment option in accordance with your contract terms. Amounts less than the entire contract value that are applied to provide annuity payments under an annuity payment option will be treated as a withdrawal for purposes of adjusting the benefit base and GAI. Be sure to read the section entitled 'Annuitization Benefits and Options' if you are considering annuitizing your contract.

If annuity payments are required to begin, the Ovation II-Single rider allows you to elect from an additional annuity payment option to receive an annual amount equal to the GAI at any frequency offered by us, but at least annually, until the death of the contract owner or any joint owner. Annuity payments are required to begin on the maturity date. Please see the section entitled 'Electing the Retirement Date and Annuity Option' for further details on the maturity date and the required beginning of annuity payments.

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RIDER TERMINATION

Once you elect the Ovation II-Single rider, you may not elect to cancel it.

The rider will automatically terminate at the earliest of:

   (a) termination or surrender of the contract (Note--a withdrawal that reduces the contract value to zero and causes the cumulative withdrawals for the contract year to exceed the greater of the GAI or RMD applicable at the time of the withdrawal is considered a surrender of the contract); or

   (b) any change of owner or joint owner after the rider effective date, or in the case of a non- natural owner, any change of annuitant or joint annuitant after the rider effective date; or

   (c) the annuity commencement date where all remaining amount available has been applied to provide annuity payments; or

   (d) the death of the owner or joint owner, or in the case of a non-natural owner, the death of the annuitant or joint annuitant.

Upon termination of this rider, the benefits and charges within this rider will terminate. A pro rata amount of the rider charge will be deducted upon termination of this rider or surrender of the contract.

OVATION LIFETIME INCOME II-JOINT (OVATION II-JOINT) OPTION

EFFECTIVE OCTOBER 4, 2013, THIS OPTION IS NO LONGER AVAILABLE.

Ovation II-Joint is also a guaranteed lifetime withdrawal benefit. Unlike Ovation II-Single, however, this rider is designed to provide a benefit that guarantees the contract owner a minimum annual withdrawal amount (Guaranteed Annual Income (GAI), described below) beginning on the benefit date and continuing over the lifetime of two "Designated Lives" regardless of underlying sub-account performance. The amount received will be in the form of a withdrawal of contract value if the contract value is greater than zero or pursuant to the automatic payment phase if the contract value is zero. See Appendix I for examples of how the benefit base and GAI are calculated.

Ovation II-Joint does not guarantee investment gains or a minimum contract value. Because the GAI is paid in the form of a withdrawal until your contract value reaches zero, our obligation to pay you more than your contract value will only arise if your entire contract value has been exhausted. You can take withdrawals from your contract without electing this option. You should also consider the following:

  . Election of this rider may or may not be beneficial to you. Since this benefit is accessed through withdrawals from the contract, if you do not intend to take withdrawals from the contract, then this rider is generally not appropriate for you.

  . The maximum benefit base under this rider is $5,000,000. If you make large purchase payments, you may not realize the full benefit of the increases in benefit base provided by this rider.

  . Withdrawals under this rider are treated like any other contract withdrawal for the purposes of deferred sales charges, reducing the contract value, free withdrawal amounts or any other contract feature impacted by a withdrawal.

  . If available, you may elect this rider at the time the contract is issued or within 30 days prior to any contract anniversary as long as this benefit is available for purchase by new customers. The rider will be effective on either the rider issue date, if elected at the time the contract is issued, or the contract anniversary immediately following election, also known as the rider effective date.

                                                                        PAGE 85

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  .  If you take withdrawals prior to the benefit date (described below) or in excess of the GAI (described below), you will reduce the benefit you receive and may prematurely terminate the contract and the rider.

  . If you take any withdrawals from the contract prior to the 10th contract anniversary following the rider effective date, or prior to the contract anniversary on or following the 70th birthday of the youngest Designated Life (as defined below), whichever is later, you will not be eligible for the 200% benefit base guarantee and will reduce the benefit available with this rider.

  .  Once you elect this option you may not cancel it.

  . The oldest Designated Life must be age 80 or younger at the time the rider becomes effective.

  . Your entire contract value must be allocated to an allocation plan approved by us for use with this rider while this rider is in effect.

  . You may not elect this rider if you have selected the Premier Death Benefit, Estate Enhancement Benefit or in combination with any other living benefit.

  . After the first contract year following the rider effective date, subsequent purchase payments are limited to a cumulative total of $25,000, without our prior consent.

  . This rider may not be purchased for a "stretch" IRA or other "decedent" type account. These terms refer to contracts which, pursuant to current federal tax laws, may be continued by a decedent's named beneficiary.

  . This rider may not be available under certain employer-sponsored qualified plans.

DESIGNATED LIFE, JOINT DESIGNATED LIFE AND DESIGNATED LIVES

The "Designated Life" is the owner of the contract, or the annuitant in the case of a non-natural owner, unless otherwise agreed to by us. The "Joint Designated Life" is either the joint owner, joint annuitant if a non-natural owner, or the sole primary beneficiary on the contract, unless otherwise agreed to by us. The Joint Designated Life must be the spouse (as defined by federal law) of the Designated Life. All references to "Designated Lives" will mean both the Designated Life and Joint Designated Life. The Designated Life and Joint Designated Life will be used to determine the benefits under the Ovation II-Joint option. The Designated and Joint Designated Life will be shown on your contract rider. The Ovation II-Joint rider is not beneficial to the Joint Designated Life unless he or she is recognized as a spouse under federal law. Consult your tax advisor prior to purchasing this rider if you have questions about your spouse's status under federal law.

THE BENEFIT

This rider guarantees that in each contract year, beginning on the benefit date (described below), you may elect to receive an amount up to the Guaranteed Annual Income (GAI) until the death of both Designated Lives. The amount received will be in the form of a withdrawal of contract value if available, or pursuant to the automatic payment phase. If you take withdrawals in a single contract year in excess of the GAI it may result in a reduced GAI, as described below, and negatively impact your benefit. The method used to calculate the GAI is described below. Several examples to help show how the benefit base and GAI are calculated are included in Appendix I.

THE BENEFIT DATE

The benefit date is the date on which you may begin to receive the GAI. The benefit date is the later of the contract anniversary following the 59th birthday of the youngest Designated Life, or the rider

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effective date. The rider effective date is the rider issue date, if the rider is elected at issue, or the contract anniversary immediately following election, if the rider is elected after contract issue.

CALCULATING THE BENEFIT BASE

BENEFIT BASE MAXIMUM
The benefit base is subject to a maximum of $5,000,000. This applies to the initial benefit base, as well as increases due to the benefit base reset, benefit base enhancement, or the 200% benefit base guarantee.

INITIAL BENEFIT BASE
The initial benefit base will be set to the initial purchase payment if this rider is added when your contract is issued. If it is added on a subsequent contract anniversary, the initial benefit base will be equal to the contract value on the rider effective date. Subsequent purchase payments will increase the benefit base and subsequent withdrawals will decrease the benefit base as described below.

BENEFIT BASE RESET
On each reset date the benefit base will be increased to the contract value if the contract value is greater than the benefit base. The reset dates are the one year anniversary of the rider effective date and each subsequent one year anniversary. On each reset date, if the rider charge applicable to new customers purchasing Ovation II-Joint exceeds your current rider charge and the benefit base increases to the contract value, we reserve the right to increase the charge for your rider. The rider charge following the increase will not exceed the current rider charge for new issues which may equal the maximum annual rider charge. If we are no longer issuing this rider, we reserve the right to increase the rider charge to an amount that will not exceed the maximum annual rider charge. The increase will take effect on the date of the next benefit base reset following the date we increase the rider charge. See the section of this Prospectus entitled 'Contract Charges and Fees' for additional details on the charges for this rider.

You may elect to decline the rider charge increase. DECLINING THE RIDER CHARGE INCREASE WILL RESULT IN NO INCREASE TO THE BENEFIT BASE. You will be notified in writing a minimum of 30 days prior to the reset date that you may decline the rider charge increase. If you elect to decline the rider charge increase, you must provide a written request to us no less than seven calendar days prior to the reset date. Once you notify us of your decision to decline the rider charge increase, you will no longer be eligible for future benefit base increases.

BENEFIT BASE ENHANCEMENT
On each contract anniversary, for the first 10 years following the rider effective date, after each contract year in which there have been no withdrawals, we will take the benefit base from the prior contract anniversary, plus any purchase payments made during the contract year, and increase that amount by 6%. If the resulting amount is greater than the current benefit base, following any applicable benefit base reset, it will become the new benefit base. If you take a withdrawal during the first 10 contract years following the rider effective date, you will not receive the benefit base enhancement for any contract year in which you took a withdrawal. The 10-year period for which you are eligible for a benefit base enhancement will not be extended for years in which you take a withdrawal and are no longer eligible for the benefit base enhancement. Because rider charges apply to the greater of the benefit base or contract value, the benefit base enhancement may result in an increased cost of the rider if the benefit base is greater than the contract value as a result of the enhancement.

                                                                        PAGE 87

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200% BENEFIT BASE GUARANTEE

On the later of the 10th contract anniversary following the rider effective date, or the contract anniversary on or following the 70th birthday of the youngest Designated Life, if no withdrawals have been taken from the contract, the 200% benefit base guarantee is equal to the sum of (a), (b), and (c), where:

   (a) is 200% of the initial benefit base,

   (b) is 200% of all subsequent purchase payments made in the one year following the rider effective date, and

   (c) is 100% of all subsequent purchase payments made after the first contract anniversary following the rider effective date.

If the 200% benefit base guarantee is greater than the current benefit base, following any applicable benefit base reset or benefit base enhancement, it will become the new benefit base. THE BENEFIT BASE AFTER ADJUSTMENT REMAINS SUBJECT TO THE BENEFIT BASE MAXIMUM OF $5,000,000. Accordingly, if your initial benefit base is over $2,500,000, you would not receive the full value of the 200% benefit base guarantee because 200% of the initial benefit base would exceed the $5,000,000 benefit base maximum. In that case, your benefit base would be adjusted to $5,000,000. IF YOU TAKE A WITHDRAWAL ON OR BEFORE THE DATE YOUR BENEFIT BASE IS ELIGIBLE FOR THE 200% BENEFIT BASE GUARANTEE, THE 200% BENEFIT BASE GUARANTEE TERMINATES WITHOUT VALUE. This means that you will not receive the 200% benefit base guarantee. Because rider charges apply to the greater of the benefit base or contract value, the benefit base adjustment may result in an increased cost of the rider if the benefit base is greater than the contract value as a result of the adjustment. See Appendix I for examples of how the benefit base adjustment is calculated.

CALCULATING THE GAI

The initial GAI will be equal to the benefit base on the rider effective date multiplied by the annual income percentage (described below) based on the age of the youngest Designated Life as of the rider effective date.

On each reset date the GAI will be reset to the greater of (a) or (b) where:

   (a) is the GAI immediately prior to the reset date, and

   (b) is equal to (1) multiplied by (2) where:

       (1) is the benefit base on the reset date, after all applicable benefit base adjustments described above, and

       (2) is the annual income percentage based on the age of the youngest Designated Life as of the reset date.

The reset dates are the one year anniversary of the rider effective date and each subsequent one year anniversary. Subsequent purchase payments and withdrawals will adjust the GAI as described below. See Appendix I for examples of how the GAI is calculated.

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THE ANNUAL INCOME PERCENTAGE

The annual income percentage is multiplied by the benefit base to determine the GAI. The annual income percentage is determined based on the age of the youngest Designated Life on the rider effective date, date of the purchase payment or reset date.

                         AGE        ANNUAL INCOME PERCENTAGE
                         ---        ------------------------
                    through age 64            4.0%
                       65 - 74                4.5%
                       75 - 79                5.0%
                         80 +                 6.0%

See Appendix I for examples of how the annual income percentage is used to determine the GAI.

GAI ADJUSTMENT FOR SUBSEQUENT PURCHASE PAYMENTS

This adjustment is not calculated in the same manner as a benefit base reset. The benefit base will be increased by the amount of any subsequent purchase payments. The GAI will also be increased by the amount of the subsequent purchase payment multiplied by the applicable annual income percentage shown above, based on the age of the youngest Designated Life as of the date the subsequent purchase payment is credited to the contract, subject to the maximum GAI immediately following a subsequent purchase payment described below.

The GAI immediately following a subsequent purchase payment is subject to a maximum of (a) multiplied by (b) where:

   (a) is the benefit base maximum of $5,000,000, and

   (b) is the annual income percentage based on the applicable age as of the date the subsequent purchase payment is credited to the contract.

We may limit subsequent purchase payments after the first contract year following the rider effective date to a cumulative total of $25,000, without our prior consent. See Appendix I for examples of how the GAI is adjusted for subsequent purchase payments.

WITHDRAWALS

You should consider the following before taking a withdrawal under this contract or rider:

  . Withdrawals under this rider are treated like any other contract withdrawals for the purposes of deferred sales charges, reducing the contract value, free withdrawal amounts, or any other contract features impacted by a withdrawal and may have tax consequences.

  . Withdrawals taken prior to the benefit date will reduce the guarantees provided under this rider, as described below.

  . A withdrawal which causes the cumulative withdrawals for the contract year to exceed the greater of the GAI or RMD applicable at the time of the withdrawal and which reduces the contract value to zero is considered a surrender of the contract. In this event the contract is not eligible for the automatic payment phase and the contract and rider terminate.

  . Withdrawals may be taken in a lump sum, in multiple withdrawals or on a systematic withdrawal basis, as allowed by your contract.

  . If you decide to apply an amount less than the entire contract value to provide annuity payments under an annuity payment option, that amount will be treated as a withdrawal for the purposes of adjusting the benefit base and GAI. Be sure to read the section entitled 'Annuitization Benefits and Options' if you are considering annuitizing your contract.

                                                                        PAGE 89

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  .  A withdrawal taken prior to the date your benefit base is eligible for the
     200% benefit base guarantee adjustment will result in you not being eligible for such adjustment, as described above.

  . Any provision in your annuity requiring there be a minimum contract value following any withdrawal is waived while this rider is in effect.

If you choose the Focused Portfolio Strategies or the CustomChoice Allocation Option, any withdrawals you take will be deducted from the sub-accounts of the variable annuity account on a pro rata basis relative to the contract value. If you choose the other allowable allocation option, you may take a withdrawal from any allowable sub-account in any proportion.

ADJUSTMENT FOR WITHDRAWALS TAKEN PRIOR TO THE BENEFIT DATE

If you take withdrawals from your contract prior to the benefit date, it will cause both the benefit base and the GAI to be recalculated and reduced. The benefit base will be reduced by an amount equal to (a) multiplied by
(b) divided by (c) where:

   (a) is the benefit base immediately prior to the withdrawal,

   (b) is the amount of the withdrawal, and

   (c) is the contract value immediately prior to the withdrawal.

The GAI will be equal to (a) multiplied by (b) where:

   (a) is the benefit base following the withdrawal (i.e., the result of the benefit base recalculation above), and

   (b) is the annual income percentage based on the applicable age as of the date of the withdrawal.

ADJUSTMENT FOR WITHDRAWALS TAKEN AFTER THE BENEFIT DATE

Each contract year after the benefit date you may withdraw an amount less than or equal to the GAI or, if the contract is part of a tax qualified plan, the Required Minimum Distribution (RMD) for this contract, whichever is greater. These withdrawals will immediately reduce the contract value and benefit base by the amount of the withdrawal, but will not reduce the GAI. If withdrawals in any contract year are less than the GAI, the remaining GAI may not be carried forward to future contract years.

Any amount you withdraw in a single contract year after the benefit date which is in excess of the greater of the GAI or RMD amount will cause the benefit base and GAI to be recalculated. The benefit base will be recalculated on a pro rata basis. This means that the lower the contract value is relative to the benefit base, the greater the reduction in the benefit base. The recalculation is as follows:

The benefit base will be reduced by an amount equal to (a) multiplied by
(b) divided by (c) where:

   (a) is the benefit base immediately prior to the excess portion of the withdrawal,

   (b) is the amount of the excess withdrawal, and

   (c) is the contract value immediately prior to the excess portion of the withdrawal.

The GAI will be reduced by an amount equal to (a) multiplied by (b) divided by
(c) where:

   (a) is the GAI prior to the withdrawal,

   (b) is the amount of the excess withdrawal, and

   (c) is the contract value immediately prior to the excess portion of the withdrawal.

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See Appendix I for examples demonstrating adjustments to the benefit base and
GAI for withdrawals after the benefit date.

For purposes of this rider, the RMD amount is equal to the amount needed based on the value of your contract to meet any required minimum distribution requirement pursuant to the Internal Revenue Code, as amended from time to time, and the regulations promulgated thereunder. Applicable contracts include those issued pursuant to a retirement plan under the provisions of Sections 401, 403, 404, 408, or 457 of the Internal Revenue Code. Amounts withdrawn in excess of the RMD may be treated as an excess withdrawal as described above.

Under the Internal Revenue Code, RMDs are calculated and taken on a calendar year basis. Under this optional rider, the GAI is based on contract year. Because the intervals for the GAI and RMD are different, withdrawals may be more likely to result in a reduction of the GAI and therefore a reduced benefit. For a contract which is part of a qualified plan or IRA, if the sum of the withdrawals in a contract year exceeds the greater of the RMD applicable at the time of the withdrawal or the GAI for that contract year, then the benefit base and GAI would be recalculated, as described above. Below is an example of how this would apply.

Assume an IRA with a contract year of April 1 to March 31, and there are no withdrawals other than as described. The GAI for the 2012 contract year ending March 31, 2013 is $5,000. The RMDs for calendar years 2012 and 2013 are $6,000 and $8,000, respectively. If the owner withdraws $1,500 in each of the last three quarters of calendar year 2012 and $2,000 in the first quarter of calendar year 2013, then the owner will have withdrawn $6,500 for the 2012 contract year (April 1 to March 31). Since the sum of the owner's withdrawals for the 2012 contract year is less than the RMD applicable at the time of the withdrawal (i.e., $8,000) the GAI would not be recalculated.

Consider another example using the same assumptions in the paragraph above, but instead of the contract owner taking the $2,000 withdrawal in the first quarter of 2013, he or she takes it in the last quarter of 2012. In that case, the withdrawals for the contract year (i.e., $6,500) exceed the applicable RMD at the time of the withdrawal (i.e., $6,000) and the GAI would be recalculated according to the calculations set forth above for withdrawals in excess of the greater of the GAI or RMD. Note -- the last withdrawal makes the total withdrawals for the year exceed the RMD amount. See Example #6 of Appendix I for an example of how an excess withdrawal is calculated.

CONTRACT VALUE ALLOCATION PLAN

While this rider is in effect, the full contract value must be allocated to the sub-accounts of the variable annuity account according to an allocation plan approved by us for use with this rider. The approved allocation plans currently include:

   a)  100% allocation to an allowable Focused Portfolio Strategy;

   b)  100% allocation among allowable sub-accounts; or

   c)  100% allocation to the CustomChoice Allocation Option

A) CURRENT ALLOWABLE FOCUSED PORTFOLIO STRATEGIES INCLUDE: Income Portfolio, Income and Growth Portfolio, and Conservative Growth Portfolio. The Focused Portfolio Strategies are discussed in the section entitled "Focused Portfolio Strategies or Models" in this Prospectus. You may also ask your representative for a brochure describing these models. In the Focused Portfolio Strategies the contract value will be automatically rebalanced each calendar quarter according to the model you currently have chosen.

                                                                        PAGE 91

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B) CURRENT ALLOWABLE SUB-ACCOUNTS: When you elect the Ovation II rider, only certain sub-accounts are available to you for allocation of your funds outside of the allowable Focused Portfolio Strategy and the CustomChoice Allocation Option. These are referred to as "allowable sub-accounts." The allowable sub-accounts currently include:


 .  AB Dynamic Asset Allocation         .  PIMCO VIT Global Diversified
    Portfolio                              Allocation Portfolio
 .  Goldman Sachs VIT Global Trends     .  SFT Dynamic Managed Volatility Fund
    Allocation Fund                     .  SFT Managed Volatility Equity Fund
 .  Ivy VIP Pathfinder Moderate --      .  TOPS(R) Managed Risk Balanced ETF
    Managed Volatility                     Portfolio
 .  Morningstar Balanced ETF Asset      .  TOPS(R) Managed Risk Flex ETF
    Allocation Portfolio                   Portfolio
 .  Morningstar Conservative ETF Asset  .  TOPS(R) Managed Risk Growth ETF
    Allocation Portfolio                   Portfolio
 .  Morningstar Income and Growth ETF   .  TOPS(R) Managed Risk Moderate
    Asset Allocation Portfolio             Growth ETF Portfolio


Each of the Morningstar ETF Asset Allocation Portfolios and the TOPS(R) ETF Managed Risk Portfolios is a Fund of Funds. Each portfolio invests in underlying exchange traded funds, also called "ETFs". The risks and objectives of each allowable sub-account are described in detail that sub-account's prospectus which is part of the underlying funds prospectus.

C) THE CUSTOMCHOICE ALLOCATION OPTION: This option requires that you allocate purchase payments or your contract value among a number of allocation "groups" according to specific percentage limitations. There are also percentage allocation limitations for the individual funds within each group. If you elect the CustomChoice Allocation Option, your contract value will be automatically rebalanced each quarter. The allocation groups, allocation limitations, details on automatic rebalancing, and a complete description of the CustomChoice Allocation Option are described in detail in this Prospectus in the section entitled 'Description of the Contract.'

The allowable Focused Portfolio Strategies, allowable sub-accounts, and CustomChoice Allocation Option are each designed to provide different asset allocation options to you, with differing risk characteristics and objectives. In selecting an allocation option you should consider your personal objectives, investment time horizons, risk tolerance and other financial circumstances. You may also wish to ask your representative for assistance in selecting an option. Asset allocation does not ensure a profit or protect against a loss in a declining market. The purpose of the investment restriction is to reduce the volatility in investment performance and such reduced volatility may reduce the return on your investments. As a result, the investment restriction may lessen the likelihood that you will receive benefits under the optional rider that are in excess of your contract value.

You may reallocate the full contract value from the current allocation plan to another available allocation plan approved by us for use with this rider. Any reallocation request must be received in our home office by written request or other form acceptable to us. The reallocation will be effective on the valuation date coincident with or next following the day we receive the complete request at our home office. We reserve the right to add, delete, or modify allocation plans at any time. In the event you make an additional purchase payment or request a transfer to an allocation plan that is no longer available, you will be required to provide a new allocation to one of the allocation plans available at the time of your request. We are currently waiving this requirement with respect to additional purchase payments to the contract. If you do not make an additional purchase payment and you do not request a transfer to an allocation plan that is no longer available, you will not be impacted by the addition, deletion, or modification of the allocation plan. To terminate participation in an allocation plan, you must allocate your entire contract value to another allocation plan approved for use with Ovation II-Joint.

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AUTOMATIC PAYMENT PHASE

If the contract value is reduced to zero and the GAI is greater than zero, the contract will enter the automatic payment phase and no future benefit base increase will occur. This means that if the contract enters the automatic payment phase, you will no longer be eligible for a benefit base reset, benefit base enhancement, or the 200% benefit base guarantee. If the contract is reduced to zero by a withdrawal that causes the cumulative withdrawals for the contract year to exceed the greater of the GAI or RMD applicable at the time of the withdrawal, the withdrawal is considered a surrender of the contract and this rider will terminate. This means that the GAI will be zero and your contract will not enter the automatic payment phase.

We will notify you by letter if your contract enters the automatic payment phase. You may elect to receive the GAI at any frequency offered by us, but at least annually, until the death of both Designated Lives. Once selected, the frequency may not be changed without our consent. During this phase, no additional purchase payments may be made and all other contract features, benefits, riders, and guarantees except the guarantees provided by this rider are terminated. Upon the death of both Designated Lives, this rider terminates and no further benefits are payable under this rider.

ANNUITY PAYMENTS UNDER OVATION II-JOINT

If you elect to receive annuity payments, you may apply your available contract value to any annuity payment option in accordance with your contract terms. Amounts less than the entire contract value that are applied to provide annuity payments under an annuity payment option will be treated as a withdrawal for purposes of adjusting the benefit base and GAI. Be sure to read the section entitled 'Annuitization Benefits and Options' if you are considering annuitizing your contract.

If annuity payments are required to begin, the Ovation II-Joint rider allows you to elect from an additional annuity payment option to receive an annual amount equal to the GAI at any frequency offered by us, but at least annually, until the death of both Designated Lives. Annuity payments are required to begin on the maturity date. Please see the section entitled 'Electing the Retirement Date and Annuity Option' for further details on the maturity date and the required beginning of annuity payments.

SPOUSAL CONTINUATION

If the contract owner dies, the surviving spouse may elect to continue the contract and this rider provided the surviving spouse is the Joint Designated Life and this rider is in effect at the time of contract continuation. The GAI will be recalculated on the next reset date. If the surviving spouse elects to continue the contract and this rider, he or she will continue to be subject to the Ovation II-Joint rider charge.

RIDER TERMINATION

Once you elect the Ovation II-Joint rider, you may not elect to cancel it.

The rider will automatically terminate at the earliest of:

   (a) termination or surrender of the contract (Note -- a withdrawal that reduces the contract value to zero and causes the cumulative withdrawals for the contract year to exceed the greater of the GAI or RMD applicable at the time of the withdrawal is considered a surrender of the contract); or

   (b) any change to a Designated Life after the rider effective date; or

   (c) the annuity commencement date where all remaining amount available has been applied to provide annuity payments; or

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   (d) the date any death benefits are paid as a lump sum under the terms of the contract; or

   (e) the death of both Designated Lives.

Upon termination of this rider, the benefits and charges within this rider will terminate. A pro rata amount of the rider charge will be deducted upon termination of this rider or surrender of the contract.

GUARANTEED INCOME PROVIDER BENEFIT (GIPB) OPTION

EFFECTIVE MARCH 1, 2010, THIS RIDER IS NO LONGER AVAILABLE.

The GIPB option is a type of guaranteed minimum income benefit. The GIPB option guarantees a stated or fixed income payment in the pay-out phase of your annuity contract, for the annuity options set forth below. It is designed to help protect you against poor investment performance before annuitization of your contract. It does not however, guarantee a contract value or minimum return for any investment option or for the contract. All requests to elect this option must be in writing on a form provided by us.

  . If you do not intend to annuitize your contract, you will not receive the benefit of this option, and therefore this option may not be appropriate for you.

  . You may elect this option when your contract is issued or within 30 days following any contract anniversary date. The option will be effective on either the issue date or contract anniversary date.

  .  Once you elect this option you may not terminate or cancel the option.

  . The oldest contract owner, or oldest annuitant in the case where a non-natural person owns the contract, must be under age 76 at the time the contract is issued, in order to elect this option.

  . You may not elect this option in combination with either the Guaranteed Minimum Withdrawal Benefit or the Guaranteed Lifetime Withdrawal Benefit.

This option may be exercised by the contract owner on or within 30 days following a contract anniversary, after a 10 year waiting period from the effective date of the option. However, it may not be exercised after the contract anniversary following the earlier of the oldest annuitant's 90th birthday or the oldest contract owner's 90th birthday. After that date the option and associated charge will automatically terminate. If the owner is a non-natural person, the age of the oldest annuitant is the basis for determining the benefit.

If you wish to annuitize only a portion of your contract and invoke this option you may do so once, however, you must annuitize at least one-half of your contract value as of the date you elect to annuitize. To invoke this option at any other time you must annuitize your entire contract value. In addition, under the GIPB option, only a fixed annuity is available and only the following annuity options are available to you if you exercise the GIPB option:

  .  Option 1 - Life Annuity

  . Option 2 - Life Annuity with a Period Certain of 120 months (Option 2A), 180 months (Option 2B) or 240 months (Option 2C)

  .  Option 3 - Joint and Last Survivor Annuity

The GIPB option is equal to a fixed annuity payment amount. The fixed annuity payment amount is equal to the following formula: the Guaranteed Income Provider Basis, adjusted for any premium taxes not previously deducted, and applied to the annuity tables that accompany the GIPB option. The annuity tables that accompany the GIPB option supersede those annuity tables that were issued with

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your base contract, but only if you invoke the GIPB option. These tables are more conservative than those issued with the base contract. The dollar amount of the annuity payment will depend on the annuity option selected, the amount applied and the age of the annuitant (and joint annuitant if applicable).

THE GUARANTEED INCOME PROVIDER BASIS IS THE GREATER OF:

  . the Guaranteed Income Provider Highest Anniversary Value prior to the date annuity payments are elected, increased by any purchase payments and reduced using the reduction procedure for the Guaranteed Income Provider Highest Anniversary Value defined below for amounts withdrawn or annuitized since the previous Guaranteed Income Provider Highest Anniversary Value was determined; or

  .  the Guaranteed Income Provider 5% Increase Value.

THE GUARANTEED INCOME PROVIDER HIGHEST ANNIVERSARY VALUE IS EQUAL TO THE GREATER OF:

  .  the contract value; or

  . the previous Guaranteed Income Provider Highest Anniversary Value increased by any purchase payments and reduced using the reduction procedure for the Guaranteed Income Provider Highest Anniversary Value defined below for amounts withdrawn or annuitized since the previous Guaranteed Income Provider Highest Anniversary Value was determined.

The Guaranteed Income Provider Highest Anniversary Value will be determined on every contract anniversary starting with the contract anniversary on which this option was effective, up to and including the contract anniversary following your 85th birthday.

REDUCTION PROCEDURE FOR THE GUARANTEED INCOME PROVIDER HIGHEST ANNIVERSARY
VALUE:

A withdrawal or annuitization will reduce the Guaranteed Income Provider Highest Anniversary Value as follows:

(i) On a dollar-for-dollar basis if the cumulative withdrawal and annuitization amount, including the current withdrawal or annuitization, occurring during the current contract year is less than or equal to 5% of the Guaranteed Income Provider Highest Anniversary Value as of the most recent contract anniversary.

(ii)On a pro rata basis if the cumulative withdrawal and annuitization amount, including the current withdrawal or annuitization, occurring during the current contract year is greater than 5% of the Guaranteed Income Provider Highest Anniversary Value as of the most recent contract anniversary. The pro rata adjustment will reduce the Guaranteed Income Provider Highest Anniversary Value by the proportion that the current amount withdrawn or annuitized bears to the contract value just prior to the withdrawal or annuitization.

THE GUARANTEED INCOME PROVIDER 5% INCREASE VALUE IS EQUAL TO THE SUM OF:

  . the portion of the contract value in any fixed account and all of the guarantee periods of the Guaranteed Term Account; and

  . Purchase Payments and transfers into the variable annuity account reduced for withdrawals, annuitizations and transfers out of the variable annuity account using the reduction procedure defined below, accumulated to the earlier of the date annuity payments are elected or the contract anniversary following your 85th birthday at an interest rate of 5%, compounded annually.

Please note, after the contract anniversary following your 85th birthday, the variable annuity account portion of the Guaranteed Income Provider 5% Increase Value will not increase further. Any amounts withdrawn, annuitized or transferred out of the variable annuity account will reduce the value using the reduction procedure for the Guaranteed Income Provider 5% Increase Value, as described below.

REDUCTION PROCEDURE FOR THE GUARANTEED INCOME PROVIDER 5% INCREASE VALUE:

A withdrawal, annuitization, or transfer out of any fixed account or the Guaranteed Term Account will reduce the Guaranteed Income Provider 5% Increase Value on a dollar for dollar basis.

A withdrawal, annuitization, or transfer out of the variable annuity account will reduce the variable annuity account portion of the Guaranteed Income Provider 5% Increase Value as follows:

(i) On a dollar-for-dollar basis if the cumulative withdrawal, annuitization, and transfer out amount from the variable annuity account, including the current withdrawal, annuitization, or transfer from the variable annuity account, occurring during the current contract year is less than or equal to 5% of the variable annuity account portion of the Guaranteed Income Provider 5% Increase Value as of the most recent contract anniversary.

(ii)On a pro rata basis if the cumulative withdrawal, annuitization, and transfer out amount; including the current withdrawal, annuitization, or transfer from the variable annuity account; occurring during the current contract year is greater than 5% of the variable annuity account portion of the Guaranteed Income Provider 5% Increase Value as of the most recent contract anniversary. The pro rata adjustment will reduce the variable annuity account portion of the Guaranteed Income Provider 5% Increase Value by the proportion that the current amount withdrawn, annuitized, or transferred out of the variable annuity account bears to the contract value in the variable annuity account just prior to the withdrawal, annuitization, or transfer.

At no time shall either the Guaranteed Income Provider Highest Anniversary Value or the Guaranteed Income Provider 5% Increase Value exceed 200% of the sum of the contract value as of the effective date of the option, plus any subsequent purchase payments received more than 12 months prior to the date annuity payments are elected, adjusted pro rata for subsequent withdrawals and annuitizations.

Where joint owners exist, there will be no further Guaranteed Income Provider Highest Anniversary Values determined or accumulation of the variable annuity account portion of the Guaranteed Income Provider 5% Increase Value after the contract anniversary following the 85th birthday of the oldest joint owner. After the death of the first joint owner, determination of new Guaranteed Income Provider Highest Anniversary Values and accumulation of the variable annuity account portion of the Guaranteed Income Provider 5% Increase Value may resume if the surviving joint owner continues the contract.

If a surviving spouse elects to assume his or her deceased spouse's contract, this option and its associated charge will continue to be effective and based upon the new owner's age as long as it is less than or equal to age 90. In the event the surviving spouse's age is greater than 90, the option and its charge will automatically terminate.

This option and its associated charge will also terminate automatically in the following circumstances:

  .  the contract is fully annuitized;

  .  the contract is terminated or surrendered; or

  . the contract anniversary following the oldest contract owner or annuitant's 90th birthday.

GUARANTEED MINIMUM WITHDRAWAL BENEFIT (GMWB) OPTION

EFFECTIVE MAY 15, 2009, THIS RIDER IS NO LONGER AVAILABLE.
This contract option provides for a guarantee that allows a contract owner to withdraw an amount from the contract each contract year up to a specified maximum amount, known as the Guaranteed Annual Withdrawal, until the Guaranteed Withdrawal Benefit is reduced to zero. If you withdraw amount(s) in excess of the Guaranteed Annual Withdrawal, you will reduce the benefit you receive with this contract option.

  . Election of this option may or may not be beneficial to you. Since this benefit is accessed through withdrawals from the contract, if you do not intend to take withdrawals from your contract, then this option may not be appropriate for you. Amounts taken under the GMWB will first be taken from your contract value as described below. Our obligation to pay you more than your contract value will only arise in certain circumstances. Therefore, as you consider election of this option you should consider whether the value of the benefit and the level of protection that the option provides you, along with its costs, are consistent with your financial objectives and the assurances you are seeking.

  . You may elect this option at the time your contract is issued or within 30 days prior to any contract anniversary. The option will be effective on either the issue date or contract anniversary date, also known as the GMWB effective date.

  . Beginning 7 years after the GMWB effective date, you may elect to terminate this option by sending us written notice within 30 days prior to any contract anniversary. Termination will be effective on the contract anniversary date.

  . Your entire contract value must be allocated to an investment option or allocation plan approved and maintained by us while this option is in effect.

  . The oldest contract owner (or annuitant, if a non-natural contract owner) must be under age 81 at the time the rider becomes effective.

  . You may not elect this contract option if you have selected the Premier Death Benefit optional death benefit for your contract. In addition, you may not elect this contract option in combination with any other living benefit.

  . This rider may not be purchased for a "stretch" IRA or other "decedent" type account.

The GMWB option is designed to provide a benefit that guarantees the contract owner a minimum withdrawal amount, regardless of underlying sub-account performance, during the contract's deferral period. This option does not guarantee any investment gains nor does it guarantee any lifetime income payments. Several examples to help show how this option works are included in Appendix D.

In each contract year, you may withdraw up to the Guaranteed Annual Withdrawal
(GAW) from your contract until the Guaranteed Withdrawal Benefit (GWB) is reduced to zero. The method used to calculate the GAW and the GWB is described below.

This contract option also provides for an opportunity in certain cases to increase the GWB or reset the GWB amount as described further below in the sections entitled: "Guaranteed Withdrawal Benefit Enhancement" and "Guaranteed Withdrawal Benefit Reset Option."

CALCULATING THE INITIAL GWB AND GAW

The GWB for your contract will be equal to the initial purchase payment if this option is added when your contract is issued. If the option is added on a subsequent contract anniversary, the initial GWB will be equal to the contract value on the effective date of the option. The GWB is subject to a maximum of $5,000,000 at all times. The initial GAW for your contract will be equal to 7% of the GWB.

Once these initial amounts are established they will remain the same until there is a subsequent purchase payment, withdrawal, withdrawals exceed the GAW in a contract year, or as otherwise described below.

ADJUSTMENT FOR SUBSEQUENT PURCHASE PAYMENTS

The GWB will be increased by the amount of any subsequent purchase payments. The GAW will be recalculated and will be equal to the greater of: (a) GAW prior to the purchase payment; or (b) 7% of the new GWB determined at the time the subsequent purchase payment is applied. After the first contract year following the GMWB effective date we restrict the application of subsequent purchase payments to the GWB to $100,000 without our prior written approval.

ADJUSTMENTS FOR WITHDRAWALS

Each contract year you may withdraw an amount less than or equal to the GAW. Such withdrawals will reduce the contract value and the GWB by the amount of the withdrawal, but will not reduce the GAW. If withdrawals in any contract year are less than the GAW, the additional amount may not be carried forward to future contract years. Withdrawals will be taken pro rata from your values in any fixed account and each sub-account of the variable annuity account. Amounts less than the entire contract value that are applied to provide annuity payments under an annuity payment option will be treated as a withdrawal for purposes of adjusting the GWB and GAW.

Withdrawals in excess of the GAW or the Required Minimum Distribution (RMD) for this contract (whichever might be greater) if part of a tax qualified plan, in any one contract year, will cause both the GWB and GAW to be recalculated. In that case, the GWB will be reduced to the lesser of:

(a) the contract value after the excess withdrawal; or

(b) the GWB prior to the excess withdrawal less the amount of the withdrawal.

The GAW will also be adjusted to equal the lesser of:

(a) GAW prior to the withdrawal; or

(b) the greater of either:

   (i) 7% of the recalculated GWB; or

   (ii)7% of the current contract value after the withdrawal.

For purposes of this rider, the RMD amount is equal to the amount needed based on the value of your contract and any riders to meet any required minimum distribution requirement for this contract, pursuant to the Internal Revenue Code and the regulations promulgated thereunder. Applicable contracts include those issued pursuant to a retirement plan under the provisions of Sections 401, 403, 404, 408, or 457 of the Internal Revenue Code. Amounts withdrawn in excess of the RMD may be treated as an excess withdrawal as described above. For a given amount of excess withdrawal, the lower the contract value, the greater the reduction in GWB.

If the contract value is reduced to zero and the GWB immediately after the withdrawal is greater than zero, the contract will enter the automatic payment phase. During this phase, no additional purchase payments may be made and all other contract features, benefits, and guarantees except the guarantees provided by this rider are terminated. You may elect to receive the GAW at any frequency offered by us, but no less frequently than annually, until the GWB reaches zero. Once selected, the frequency may not be changed without our prior consent. If you die before the GWB reaches zero, the remaining payments will be made to your beneficiaries. When the GWB reaches zero, this rider terminates and no further benefits are payable.

At our discretion, we may elect to pay you a lump sum in lieu of future periodic withdrawals. The lump sum value will be equal to the present value of the remaining periodic withdrawal amounts discounted at an interest rate. The interest rate will be the weekly average of the "Interest Rate Swap" rates as reported in the Federal Reserve Bulletin Release H.15 for the period applicable to the remaining withdrawal period plus 0.50%.

Withdrawals may be taken in a lump sum, in multiple withdrawals or on a systematic withdrawal basis, as allowed by your contract. Please remember that withdrawals under the GMWB are treated like any other contract withdrawals for purposes of deferred sales charges, reducing the contract value, free withdrawal amounts, or any other contract features impacted by a withdrawal and may have tax consequences. For IRAs or other contracts subject to
Section 401(a)(9) of the Internal Revenue Code, you may be required to take withdrawals to satisfy minimum required distribution requirements. Such withdrawals may exceed the GAW amount which could quickly and substantially decrease your GWB. IN A DECLINING MARKET, WITHDRAWALS THAT EXCEED THE GAW MAY SUBSTANTIALLY REDUCE YOUR GWB AND GAW.

GUARANTEED WITHDRAWAL BENEFIT ENHANCEMENT

If you do not take any withdrawals during the first three years after the GMWB effective date, your GWB will be increased on the third contract anniversary following the GMWB effective date. The GWB will be increased by an amount equal to 10% of the total of the purchase payments received within 12 months of the GMWB effective date. The GAW will be increased to 7% of the recalculated GWB.

GUARANTEED WITHDRAWAL BENEFIT RESET OPTION

Beginning with the third contract anniversary following the GMWB effective date and prior to your 81st birthday, you may elect to reset your GWB to your current contract value, if higher. IF YOU ELECT TO RESET THE GWB, THE RIDER CHARGE WILL BE INCREASED TO THE THEN CURRENT CHARGE FOR THE GMWB RIDER. In addition, a three year waiting period will be required before you may elect another reset. Your written request to elect to reset your GWB must be received by us within 30 days prior to the applicable contract anniversary. The GAW will also be recalculated at this time and will be equal to the greater of (a) the GAW prior to the reset, or (b) 7% of the reset GWB amount. You must request your election of the reset in writing in a form satisfactory to us, within 30 days prior to the contract anniversary.

SUB-ACCOUNT ALLOCATION

While this rider is in effect, the full contract value must be allocated to the sub-accounts of the variable annuity account according to an allocation plan approved by us for use with this rider. The approved allocation plans currently include:

   (a) 100% allocation to an allowable Focused Portfolio Strategy;

   (b) 100% allocation among allowable sub-accounts; or

   (c) 100% allocation to the CustomChoice Allocation Option.

A) CURRENT ALLOWABLE FOCUSED PORTFOLIO STRATEGIES INCLUDE: Income Portfolio, Income and Growth Portfolio, and Conservative Growth Portfolio. The Focused Portfolio Strategies are discussed in the section entitled "Focused Portfolio Strategies or Models" in this Prospectus. You may also ask your representative for a brochure describing these models. In the Focused Portfolio Strategies, the contract value will be automatically rebalanced each calendar quarter according to the model you currently have chosen.

B) CURRENT ALLOWABLE SUB-ACCOUNTS: When you elect this rider, only certain sub-accounts are available to you for allocation of your funds outside of the allowable Focused Portfolio Strategy and the CustomChoice Allocation Option. These are referred to as "allowable sub-accounts." The allowable sub-accounts currently include:


 .  AB Dynamic Asset Allocation         .  PIMCO VIT Global Diversified
    Portfolio                              Allocation Portfolio
 .  Goldman Sachs VIT Global Trends     .  SFT Dynamic Managed Volatility Fund
    Allocation Fund                     .  SFT Managed Volatility Equity Fund
 .  Ivy VIP Pathfinder Moderate --      .  TOPS(R) Managed Risk Balanced ETF
    Managed Volatility                     Portfolio
 .  Morningstar Balanced ETF Asset      .  TOPS(R) Managed Risk Flex ETF
    Allocation Portfolio                   Portfolio
 .  Morningstar Conservative ETF Asset  .  TOPS(R) Managed Risk Growth ETF
    Allocation Portfolio                   Portfolio
 .  Morningstar Income and Growth ETF   .  TOPS(R) Managed Risk Moderate
    Asset Allocation Portfolio             Growth ETF Portfolio


Each of the Morningstar ETF Asset Allocation Portfolios and the TOPS(R) ETF Managed Risk Portfolios is a Fund of Funds. Each portfolio invests in underlying exchange traded funds, also called "ETFs". The risks and objectives of each allowable sub-account are described in detail that sub-account's prospectus which is part of the underlying funds prospectus.

C) THE CUSTOMCHOICE ALLOCATION OPTION: This option requires that you allocate purchase payments or your contract value among a number of allocation "groups" according to specific percentage limitations. There are also percentage allocation limitations for the individual funds within each group. If you elect the CustomChoice Allocation Option, your contract value will be automatically rebalanced each quarter. The allocation groups, allocation limitations, details on automatic rebalancing, and a complete description of the CustomChoice Allocation Option are described in detail in this Prospectus in the section entitled 'Description of the Contract'.

The allowable Focused Portfolio Strategies, allowable sub-accounts and CustomChoice Allocation Option are each designed to provide different asset allocation options to you, with differing risk characteristics and objectives. In selecting an allocation option you should consider your personal objectives, investment time horizons, risk tolerance and other financial circumstances. You may also wish to ask your representative for assistance in selecting an option. Asset allocation does not ensure a profit or protect against a loss in a declining market. The purpose of the investment restriction is to reduce the volatility in investment performance and such reduced volatility may reduce the return on your investments. As a result, the investment restriction may lessen the likelihood that you will receive benefits under the optional rider that are in excess of your contract value.

You may reallocate the full contract value from the current allocation plan to another available allocation plan approved by us for use with this rider. Any reallocation request must be received in our home office by written request or other form acceptable to us. The reallocation will be effective on the valuation date coincident with or next following the day we receive the complete request at our home office. We reserve the right to add, delete, or modify allocation plans at any time. In the event you make an additional purchase payment or request a transfer to an allocation plan that is no longer available, you will be required to provide a new allocation to one of the allocation plans available at the time of your request. We are currently waiving this requirement with respect to additional purchase payments to the contract. If you do not make an additional purchase payment and you do not request a transfer to an allocation plan that is no longer available, you will not be impacted by the addition, deletion, or modification of the allocation plan. To terminate participation in an allocation plan, you must allocate your entire contract value to another allocation plan approved for use with this rider.

EFFECT OF PAYMENT OF DEATH BENEFIT

If the contract owner dies before the GWB is reduced to zero and there is contract value, the beneficiary may elect to take the death benefit under the contract and the contract and this option will terminate.

Alternatively, the beneficiary may be able to elect to continue this option (and the contract) by taking withdrawals equal in an amount to the GAW annually, over a period no longer than the beneficiary's life expectancy. If the beneficiary elects to continue this option, the charges for this option will continue to apply. If withdrawals of the GAW annually would extend beyond the beneficiary's life expectancy, the beneficiary will not be able to elect to continue the rider and the GMWB will terminate and the beneficiary will be required to take the death benefit under the contract. Any option elected by the beneficiary must comply with Internal Revenue Code Sections 72(s) and 401(a)(9), as applicable. A beneficiary may contact us for the life expectancy according to the mortality tables.

RIDER TERMINATION

Beginning seven contract years after the GMWB effective date the contract owner may elect to cancel this contract option. You must request the cancellation in writing within 30 days prior to the applicable contract anniversary in a form satisfactory to us. Once cancelled the GMWB may not be elected again until the next contract anniversary.

The contract option will automatically terminate at the earliest of the following:

  .  if the GWB is reduced to zero; or

  . if the contract to which this rider is attached is surrendered, applied to provide annuity payments, or otherwise terminated; or

  . if the contract's death benefits are paid as a lump sum to a beneficiary under the terms of the contract.

Upon termination of this rider, the benefits and charges within this rider will terminate. A pro rata amount of the rider charge will be deducted upon termination of this rider or surrender of the contract.

ANNUITY PAYMENTS

On annuity commencement or when your contract reaches its maturity date, and if we have not agreed to an extension of the maturity date, your contract value will be applied to an annuity option you have selected and this contract option and its benefits will terminate. In the case of a partial annuitization, the amount of contract value applied to provide annuity payments will be treated as a withdrawal from the contract.

If the GMWB option is still in effect and annuity payments are required to begin, you may choose an additional annuity option. This annuity option provides a fixed annuity payment equivalent on an annual basis to your maximum GAW, until the GWB is reduced to zero, at which point annuity payments will cease. This option will generally be more favorable when your remaining benefit value is greater than the current contract value and you believe it is unlikely your contract value will exceed the remaining benefit value in the future. You should examine your circumstances and options carefully before making any election. You should consider requesting an annuitization illustration if you have any questions about which annuity option is appropriate for you.

GUARANTEED LIFETIME WITHDRAWAL BENEFIT (GLWB) OPTION

EFFECTIVE AUGUST 1, 2010, THIS OPTION IS NO LONGER AVAILABLE.

This contract option is designed to provide a benefit that guarantees the contract owner a minimum withdrawal amount, generally over their life regardless of underlying sub-account performance. It allows a contract owner to take withdrawals from their contract each contract year up to a specified maximum amount known as the Guaranteed Annual Income (GAI) amount. The annual GAI amount will be set based on the age of the oldest contract owner on the GLWB effective date and it will range from 4.0% to 6.0% of the Guaranteed Withdrawal Benefit (GWB). If you withdraw amount(s) in excess of the guaranteed amount you will reduce the benefit you receive under this contract option.

  . Election of this contract option may or may not be beneficial to you. Since this benefit is accessed through withdrawals from the contract, if you do not intend to take withdrawals from your contract, then this option may not be appropriate for you.

  . The oldest contract owner (or annuitant, if a non-natural contract owner) must be age 50 or over and must be under age 81 at the time the rider becomes effective.

  . You may elect this option at the time your contract is issued or within 30 days prior to any contract anniversary. The option will be effective on either the issue date or contract anniversary date, also known as the GLWB effective date.

  . Beginning 7 years after the GLWB effective date, you may elect to terminate this option by sending us written notice within 30 days prior to any contract anniversary. Termination will be effective on the contract anniversary date.

  . Your entire contract value must be allocated to an investment option or allocation plan approved and maintained by us while this option is in effect.

  . You may not elect this contract option if you have selected the Premier Death Benefit optional death benefit or in combination with any other living benefit.

  . After the first contact year following the GLWB effective date, subsequent purchase payments that may be applied to the GLWB option are limited to a total of $25,000 in the aggregate, without our prior consent.

  . This rider may not be purchased for a "stretch" IRA or other "decedent" type account.

The GLWB option is designed to provide a benefit that guarantees the contract owner an annual minimum withdrawal amount, regardless of underlying sub-account performance. In each contract year, you may withdraw up to the Guaranteed Annual Income (GAI) from your contract for the longer of: (a) the duration of the contract owner's life (or in the case of joint owners, the lifetime of the first joint owner to die), or (b) until the Guaranteed Withdrawal Benefit (GWB) is reduced to zero. The method used to calculate the GAI and the GWB is described below. This option does not guarantee any investment gains. Several examples to help show how this option works are included in Appendix E.

CALCULATING THE INITIAL GWB AND GAI

The GWB for your contract will be equal to the initial purchase payment if this option is added when your contract is issued. If the option is added on a subsequent contract anniversary, the initial GWB will be equal to the contract value on the effective date of the option. The GWB is subject to a maximum of $5,000,000 at all times.

The initial GAI for your contract will be equal to the GWB multiplied by the Annual Income Percentage shown below, which is based on the age of the oldest contract owner (or oldest annuitant in the case of a non-natural owner) at the GLWB effective date. Once these initial amounts are established they will remain the same until there is a subsequent purchase payment, a withdrawal that exceeds the GAI in a contract year, Guaranteed Annual Income Reset, or as otherwise described below.

                          AGE   ANNUAL INCOME PERCENTAGE
                        -----   ------------------------
                       50 - 59            4.0%
                       60 - 69            5.0%
                       70 - 79            5.5%
                         80+              6.0%

These percentages apply for purchase payments, as well as the Guaranteed Annual Income Reset described later. When there are multiple purchase payments over several years, more than one Annual Income Percentage may apply for purposes of calculating the GAI. For example, if a purchase payment is made at age 58, the Annual Income Percentage that will apply to that payment is 4.0%. If a subsequent purchase payment is made at age 65, the Annual Income Percentage that applies to the subsequent payment is 5.0%. If there are withdrawals that exceed the GAI in any contract year, there will no longer be a single applicable Annual Income Percentage from this table since the GAI and GWB are adjusted based on the contract value at the time of the withdrawal(s).

ADJUSTMENT FOR SUBSEQUENT PURCHASE PAYMENTS

The GWB will be increased by the amount of any subsequent purchase payments as of the date the purchase payment is credited to the contract. The GAI will also be increased by the amount of the subsequent purchase payment multiplied by the applicable Annual Income Percentage shown above, based on the age of the oldest contract owner (or oldest annuitant in the case of a non-natural owner) as of the date the purchase payment is credited to the contract. After the first contract year following the GLWB effective date we restrict the application of subsequent purchase payments to the GWB and GAI to $25,000 in the aggregate without our prior written approval.

WITHDRAWALS

Withdrawals may be taken in a lump sum, in multiple withdrawals or on a systematic withdrawal basis, as allowed by your contract. Please remember that withdrawals under the GLWB are treated like any other contract withdrawals for purposes of deferred sales charges, reducing the contract value, free withdrawal amounts, or any other contract features impacted by a withdrawal and which may have tax consequences.

ADJUSTMENTS FOR WITHDRAWALS LESS THAN THE GUARANTEED ANNUAL INCOME

Each contract year you may withdraw an amount less than or equal to the GAI. Such withdrawals will immediately reduce the contract value and the GWB by the amount of the withdrawal, but will not reduce the GAI. If withdrawals in any contract year are less than the GAI, the additional amount may not be carried forward to future contract years. Withdrawals will be taken pro rata from your values in any fixed accounts and each sub-account of the variable annuity account. If you decide to annuitize your contact in an amount less than the entire contract value to provide annuity payments under an annuity payment option, that amount will be treated as a withdrawal for purposes of adjusting the GWB and GAI. Be sure to read the section entitled "Annuitization Benefits and Options" if you are considering annuitizing your contract.

ADJUSTMENTS FOR WITHDRAWALS IN EXCESS OF THE GUARANTEED ANNUAL INCOME

Withdrawals in excess of the GAI or the Required Minimum Distribution (RMD) for this contract (whichever might be greater) if part of a qualified tax plan, in any one contract year, will cause both the GWB and GAI to be recalculated as follows:

The GWB will be reduced by an amount equal to: (a) multiplied by (b), divided by (c) where:

   (a) is the GWB immediately prior to the excess portion of the withdrawal,

   (b) is the excess portion of the excess withdrawal amount, and

   (c) is the contract value immediately prior to the excess portion of the withdrawal.

The GAI will be reduced by an amount equal to: (a) multiplied by (b), divided by (c) where:

   (a) is the GAI prior to the withdrawal,

   (b) is the amount of the excess withdrawal, and

   (c) is the contract value immediately prior to the excess portion of the withdrawal.

For purposes of this rider, the RMD amount is equal to the amount needed based on the value of your contract and any riders to meet any required minimum distribution requirement for this contract, pursuant to the Internal Revenue Code and the regulations promulgated thereunder. Applicable contracts include those issued pursuant to a retirement plan under the provisions of Section 401, 403, 404, 408, or 457 of the Internal Revenue Code. Amounts withdrawn in excess of the RMD may be treated as an excess withdrawal as described above. For a given amount of excess withdrawal, the lower the contract value, the greater the reduction in GWB.

AUTOMATIC PAYMENT PHASE

If the contract value is reduced to zero, the contract will enter the automatic payment phase. You may elect to receive the GAI at any frequency offered by us, but no less frequently than annually, until the death of the contract owner or the death of any joint owner (or annuitant in the case of a non-natural owner). Once selected, the frequency may not be changed without our prior consent. During this phase, no additional purchase payments may be made and all other contract features, benefits, and guarantees except the guarantees provided by this rider are terminated.

Upon the death of the contract owner or any joint owner (or annuitant in the case of a non-natural owner) before the GWB reaches zero, the GAI will be paid at least annually to your beneficiaries until the GWB reaches zero. When the GWB reaches zero, this rider terminates and no further benefits are payable. At our discretion, we may elect to pay your beneficiaries a lump sum in lieu of future periodic withdrawals. The lump sum value will be equal to the present value of the remaining periodic withdrawal amounts discounted at an interest rate. The interest rate will be the weekly average of the "Interest Rate Swap" rates as reported in the Federal Reserve Bulletin Release H.15 for the period applicable to the remaining withdrawal period plus 0.50%.

GUARANTEED ANNUAL INCOME RESET

Beginning with the third contract anniversary following the GLWB effective date and every 3 years thereafter the GAI will go through a "Guaranteed Annual Income Reset" (GAI Reset) process. This

GAI Reset will occur automatically and the charge for the contract option will not change. The new GAI will be equal to the greater of (a) or (b) where:

   (a) is the GAI immediately prior to the GAI reset; and

   (b) is an amount equal to: (1) multiplied by (2) where:

       1)  is the greater of the GWB or the contract value; and

       2) is the Annual Income Percentage based on the age of the oldest owner, (or oldest annuitant if a non-natural owner), at the time of the GAI reset.

In no event however, will the new GAI be less than the old GAI. The GAI following the GAI Reset may be the same as before the GAI Reset even if the applicable Annual Income Percentage based on current age has increased.

In the event you are receiving systematic withdrawals, and the systematic withdrawal amount you are receiving is equal to some percentage of your GAI, referred to as the "percentage of GAI" option, and if the value of the GAI increases, then your systematic withdrawal amount will automatically increase. You may elect a fixed amount for your systematic withdrawal if you do not want your withdrawal amount to automatically increase.

SUB-ACCOUNT ALLOCATION

While this rider is in effect, the full contract value must be allocated to the sub-accounts of the variable annuity account according to an allocation plan approved by us for use with this rider. The approved allocation plans currently include:

   (a) 100% allocation to an allowable Focused Portfolio Strategy;

   (b) 100% allocation among allowable sub-accounts; or

   (c) 100% allocation to the CustomChoice Allocation Option.

A) CURRENT ALLOWABLE FOCUSED PORTFOLIO STRATEGIES INCLUDE: Income Portfolio, Income and Growth Portfolio, and Conservative Growth Portfolio. The Focused Portfolio Strategies are discussed in the section entitled "Focused Portfolio Strategies or Models" in this Prospectus. You may also ask your representative for a brochure describing these models. In the Focused Portfolio Strategies, the contract value will be automatically rebalanced each calendar quarter according to the model you currently have chosen.

B) CURRENT ALLOWABLE SUB-ACCOUNTS: When you elect this rider, only certain sub-accounts are available to you for allocation of your funds outside of the allowable Focused Portfolio Strategy and the CustomChoice Allocation Option. These are referred to as "allowable sub-accounts." The allowable sub-accounts currently include:


 .  AB Dynamic Asset Allocation         .  PIMCO VIT Global Diversified
    Portfolio                              Allocation Portfolio
 .  Goldman Sachs VIT Global Trends     .  SFT Dynamic Managed Volatility Fund
    Allocation Fund                     .  SFT Managed Volatility Equity Fund
 .  Ivy VIP Pathfinder Moderate --      .  TOPS(R) Managed Risk Balanced ETF
    Managed Volatility                     Portfolio
 .  Morningstar Balanced ETF Asset      .  TOPS(R) Managed Risk Flex ETF
    Allocation Portfolio                   Portfolio
 .  Morningstar Conservative ETF Asset  .  TOPS(R) Managed Risk Growth ETF
    Allocation Portfolio                   Portfolio
 .  Morningstar Income and Growth ETF   .  TOPS(R) Managed Risk Moderate
    Asset Allocation Portfolio             Growth ETF Portfolio

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Each of the Morningstar ETF Asset Allocation Portfolios and the TOPS(R) ETF
Managed Risk Portfolios is a Fund of Funds. Each portfolio invests in underlying exchange traded funds, also called "ETFs". The risks and objectives of each allowable sub-account are described in detail that sub-account's prospectus which is part of the underlying funds prospectus.

C) THE CUSTOMCHOICE ALLOCATION OPTION: This option requires that you allocate purchase payments or your contract value among a number of allocation "groups" according to specific percentage limitations. There are also percentage allocation limitations for the individual funds within each group. If you elect the CustomChoice Allocation Option, your contract value will be automatically rebalanced each quarter. The allocation groups, allocation limitations, details on automatic rebalancing, and a complete description of the CustomChoice Allocation Option are described in detail in this Prospectus in the section entitled 'Description of the Contract'.

The allowable Focused Portfolio Strategies, allowable sub-accounts and CustomChoice Allocation Option are each designed to provide different asset allocation options to you, with differing risk characteristics and objectives. In selecting an allocation option you should consider your personal objectives, investment time horizons, risk tolerance and other financial circumstances. You may also wish to ask your representative for assistance in selecting an option. Asset allocation does not ensure a profit or protect against a loss in a declining market. The purpose of the investment restriction is to reduce the volatility in investment performance and such reduced volatility may reduce the return on your investments. As a result, the investment restriction may lessen the likelihood that you will receive benefits under the optional rider that are in excess of your contract value.

You may reallocate the full contract value from the current allocation plan to another available allocation plan approved by us for use with this rider. Any reallocation request must be received in our home office by written request or other form acceptable to us. The reallocation will be effective on the valuation date coincident with or next following the day we receive the complete request at our home office. We reserve the right to add, delete, or modify allocation plans at any time. In the event you make an additional purchase payment or request a transfer to an allocation plan that is no longer available, you will be required to provide a new allocation to one of the allocation plans available at the time of your request. We are currently waiving this requirement with respect to additional purchase payments to the contract. If you do not make an additional purchase payment and you do not request a transfer to an allocation plan that is no longer available, you will not be impacted by the addition, deletion, or modification of the allocation plan. To terminate participation in an allocation plan, you must allocate your entire contract value to another allocation plan approved for use with this rider.

EFFECT OF PAYMENT OF DEATH BENEFIT

At the death of the first contract owner (or first annuitant if a non-natural owner) and if the contract owner (or annuitant, as applicable) die before the GWB is reduced to zero and there is contract value, the beneficiary may elect to receive the death benefit under the contract and the contract and this option will terminate.

Alternatively, the beneficiary may be able to elect to continue this option (and the contract) by taking withdrawals of the current GAI at least annually until the GWB is reduced to zero, over a period no longer than the beneficiary's life expectancy. No additional purchase payments may be made and no additional GAI Reset will occur. If the beneficiary elects to continue the GLWB option, the charges for this option will continue to apply. If your designated beneficiary is not your surviving spouse, and if withdrawals of the GAI annually would extend beyond the beneficiary's life expectancy, the beneficiary will not be able to elect to continue the rider and the GLWB will terminate and the beneficiary will be required to take the death benefit under the contract. Any option elected by the

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beneficiary must comply with Internal Revenue Code Sections 72(s) and
401(a)(9), as applicable. A beneficiary may contact us for the life expectancy according to the mortality tables.

RIDER TERMINATION

Beginning seven contract years after the GLWB effective date the contract owner may elect to cancel this contract option. You must request the cancellation in writing within 30 days prior to the applicable contract anniversary in a form satisfactory to us. The termination effective date will be on the contract anniversary date. Once cancelled the GLWB may not be elected again until the next contract anniversary, subject to availability.

The GLWB option will automatically terminate at the earliest of the following:

  .  the date of termination or surrender of the contract; or

  . any change of the contract owner or joint contract owner after the GLWB effective date, or in the case of a non-natural owner, any change of the annuitant or joint annuitant after the GLWB effective date; or

  . the annuity commencement date where all remaining contract value has been applied to provide annuity payments; or

  . the date any death benefits are paid either as a lump sum or as an adjustment to the contract value under the terms of the contract; or

  . the date the GWB is reduced to zero following the death of the contract owner, the first joint owner, or in the case of a non-natural owner, the annuitant or any joint annuitant.

Upon termination of this rider, the benefits and charges within this rider will terminate. A pro rata amount of the rider charge will be deducted upon termination of this rider or surrender of the contract.

ANNUITY PAYMENTS

On annuity commencement or when your contract reaches its maturity date, and if we have not agreed to an extension of the maturity date, your contract value will be applied to an annuity option you have selected and this contract option and its benefits will terminate. In case of a partial annuitization, the amount of contract value applied to provide annuity payments will be treated as a withdrawal from the contract.

If annuity payments are required to begin, you may also choose from an additional annuity option. The annuity option will provide a fixed annuity payment equivalent on an annual basis to your current GAI for the remainder of your life. This option will generally be more favorable when your remaining benefit value is greater than the current contract value and you believe it is unlikely your contract value will exceed the remaining benefit value in the future. You should examine your circumstances and options carefully before making any election. You should consider requesting an annuitization illustration if you have any questions about which annuity option is appropriate for you.

GUARANTEED LIFETIME WITHDRAWAL BENEFIT II-SINGLE (GLWB II-SINGLE) OPTION

EFFECTIVE MAY 15, 2009, THIS OPTION IS NO LONGER AVAILABLE.

  . This contract option is also designed to provide a benefit that guarantees the contract owner a minimum annual withdrawal amount, generally over the contract owner's life, regardless of underlying sub-account performance. Beginning on the later of the contract anniversary following the contract owner's 59th birthday or the date this contract option is added, it allows a contract owner to take withdrawals from the contract each contract year up to a specified

                                                                       PAGE 107

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     maximum amount known as the Guaranteed Annual Income (GAI) amount. The GAI amount will be 5% of the Guaranteed Withdrawal Benefit described below.

  . Election of this contract option may or may not be beneficial to you. Since this benefit is accessed through withdrawals from the contract, if you do not intend to take withdrawals from your contract, then this option may not be appropriate for you.

  . Beginning 7 years after the GLWB II-Single effective date, you may elect to terminate this option by sending us written notice within 30 days prior to any contract anniversary. Termination will be effective on the contract anniversary date.

  . If you take withdrawals prior to the Benefit Date or in excess of the annual guaranteed amount, you will reduce the benefit you receive.

  . The oldest contract owner (or annuitant, if a non-natural contract owner) must be age 50 or over and must be under age 81 at the time the rider becomes effective.

  . You may elect this option at the time your contract is issued or within 30 days prior to any contract anniversary. The option will be effective on either the issue date or contract anniversary date, also known as the GLWB II-Single effective date.

  . Your entire contract value must be allocated to an investment option or allocation plan approved and maintained by us while this option is in effect.

  . You may not elect this contract option if you have selected the Premier Death Benefit optional death benefit or in combination with any other living benefit.

  . After the first contact year following the GLWB II-Single effective date, subsequent purchase payments that may be applied to the GLWB II-Single option are limited to a total of $25,000 in the aggregate, without our prior consent.

  . This rider may not be purchased for a "stretch" IRA or other "decedent" type account.

The GLWB II-Single option is designed to provide a benefit that guarantees the contract owner an annual minimum withdrawal amount, regardless of underlying sub-account performance. In each contract year, beginning at the Benefit Date, you may withdraw up to the Guaranteed Annual Income (GAI) from your contract for the longer of: (a) the duration of the contract owner's life (or in the case of joint owners, the lifetime of the first joint owner to die), or
(b) until the Guaranteed Withdrawal Benefit (GWB) is reduced to zero.

The Benefit Date is the later of the contract anniversary following the 59th birthday of the oldest contract owner (or oldest annuitant, in the case of a non-natural owner) or the GLWB II-Single effective date. The method used to calculate the GAI and the GWB is described below. This option does not guarantee any investment gains. Several examples to help show how this option works are included in Appendix F.

CALCULATING THE INITIAL GWB AND GAI

The GWB for your contract will be equal to the initial purchase payment if this option is added when your contract is issued. If the option is added on a subsequent contract anniversary, the initial GWB will be equal to the contract value on the effective date of the option. The GWB is subject to a maximum of $5,000,000 at all times.

The initial GAI for your contract will be equal to 5% of the initial GWB value on the effective date of the option. Once these initial amounts are established they will remain the same until there is a subsequent purchase payment, withdrawal, withdrawal that exceeds the GAI in a contract year,

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Guaranteed Withdrawal Benefit Reset, Guaranteed Withdrawal Benefit Enhancement,
or as otherwise described below.

ADJUSTMENT FOR SUBSEQUENT PURCHASE PAYMENTS

The GWB will be increased by the amount of any subsequent purchase payments as of the date the purchase payment is credited to the contract. The GAI will also be increased by the amount of the subsequent purchase payment multiplied by 5% as of the date the purchase payment is credited to the contract. You may make additional purchase payments to your contract. However, after the first contract year following the effective date of the option, we restrict the application of subsequent purchase payments to the GLWB II-Single option to a cumulative total of $25,000 without our written approval.

WITHDRAWALS

  . Withdrawals taken prior to the Benefit Date will reduce the benefit you will receive, as described below.

  . Withdrawals may be taken in a lump sum, in multiple withdrawals or on a systematic withdrawal basis, as allowed by your contract.

  . Please remember that withdrawals under this contract option are treated like any other contract withdrawals for purposes of deferred sales charges, reducing the contract value, free withdrawal amounts, or any other contract features impacted by a withdrawal and may have tax consequences.

  . Withdrawals will be taken pro rata from your values in any fixed accounts and each sub-account of the variable annuity account. If you decide to annuitize your contract in an amount less than the entire contract value to provide annuity payments under an annuity payment option, that amount will be treated as a withdrawal for purposes of adjusting the GWB and GAI. Be sure to read the section entitled "Annuitization Benefits and Options" if you are considering annuitizing your contract.

WITHDRAWALS TAKEN PRIOR TO THE BENEFIT DATE

If you take withdrawals from your contract prior to the Benefit Date, it will cause both the GWB and the GAI to be recalculated and reduced, as follows: The GWB will be reduced by an amount equal to: (a) multiplied by (b) divided by
(c) where:

   (a) is the GWB immediately prior to the withdrawal,

   (b) is the amount of the withdrawal, and

   (c) is the contract value immediately prior to the withdrawal.

The GAI will be 5% of the GWB as recalculated above.

WITHDRAWALS AFTER THE BENEFIT DATE AND LESS THAN THE GUARANTEED ANNUAL INCOME

Each contract year you may withdraw an amount less than or equal to the GAI or the Required Minimum Distribution (RMD) for this contract (whichever may be greater) if part of a qualified tax plan. Such withdrawals will immediately reduce the contract value and the GWB by the amount of the withdrawal, but will not reduce the GAI. If withdrawals in any contract year are less than the GAI or RMD, the additional amount may not be carried forward to future contract years.

Under the Internal Revenue Code, RMDs are calculated and taken on a calendar year basis. Under this optional rider, the GAI is based on contract year. Because the intervals for the GAI and RMD are different, withdrawals may be more likely to result in a reduction of the GAI and therefore a reduced benefit. For a

                                                                       PAGE 109

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contract which is part of a qualified plan or IRA, if the sum of the withdrawals in a contract year exceeds the highest of the RMD for either of the two calendar years occurring in that contract year and the GAI for that contract year, then the GWB and GAI would be recalculated, as described in the section entitled "Withdrawals after the Benefit Date in excess of the Guaranteed Annual Income". If your contract year is the same as the calendar year, then the sum of the withdrawals should not exceed the greater of the RMD and the GAI. Below is an example of how this would apply.

Assume an IRA with a contract year of April 1 to March 31, and that there are no withdrawals other than as described. The GAI for the 2006 contract year ending March 31, 2007 is $5,000. The RMDs for calendar years 2006 and 2007 are $6,000 and $8,000, respectively. If the owner withdraws $1,500 in each of the quarters of calendar year 2006 and $2,000 in the first quarter of 2007, then the owner will have withdrawn $6,500 for the 2006 contract year. Since the sum of the owner's withdrawals for the 2006 contract year is less than the higher RMD (i.e., $8,000) for either of the two calendar years occurring in that contract year, the GAI would not be recalculated.

Using the same assumptions as in the above paragraph, but instead of taking $2,000 in the first quarter of 2007, the owner takes a withdrawal of $4,000 in the first quarter of 2007. In that case, the owner will have withdrawn $8,500 for the 2006 contract year. Since the sum of the owner's withdrawals for the 2006 contract year (i.e., $8,500) is greater than the higher RMD amount (i.e., $8,000) for either of the two calendar years occurring in that contract year, the withdrawal is in excess of the allowed amount and the GAI would be recalculated as described in the section entitled "Withdrawals after the Benefit Date in excess of the Guaranteed Annual Income".

WITHDRAWALS AFTER THE BENEFIT DATE IN EXCESS OF THE GUARANTEED ANNUAL INCOME

Withdrawals in excess of the GAI or the RMD for this contract (whichever might be greater) if part of a qualified tax plan, in any one contract year, will cause both the GWB and GAI to be recalculated as follows:

The GWB will be reduced by an amount equal to: (a) multiplied by (b), divided by (c) where:

   (a) is the GWB immediately prior to the excess portion of the withdrawal,

   (b) is the excess portion of the withdrawal amount, and

   (c) is the contract value immediately prior to the excess portion of the withdrawal.

The GAI will be reduced by an amount equal to: (a) multiplied by (b), divided by (c) where:

   (a) is the GAI prior to the withdrawal,

   (b) is the excess portion of the withdrawal amount, and

   (c) is the contract value immediately prior to the excess portion of the withdrawal.

For purposes of this rider, the RMD amount is equal to the amount needed based on the value of your contract and any riders to meet any required minimum distribution requirement for this contract, pursuant to the Internal Revenue Code and the regulations promulgated thereunder. Applicable contracts include those issued pursuant to a retirement plan under the provisions of Section 401, 403, 404, 408, or 457 of the Internal Revenue Code. Amounts withdrawn in excess of the RMD may be treated as an excess withdrawal as described above. For a given amount of excess withdrawal, the lower the contract value, the greater the reduction in GWB.

Please see Appendix F for examples of how withdrawals impact the benefit.

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GUARANTEED WITHDRAWAL BENEFIT RESET

Beginning with the first contract anniversary following the effective date of the option and every year thereafter prior to the oldest contract owner's 86th birthday, the GWB will automatically be reset to your current contract value, if higher. The GAI will automatically reset to 5% of the reset GWB, if higher.

In the event you are receiving systematic withdrawals, and the systematic withdrawal amount you are receiving is equal to some percentage of your GAI, referred to as the "percentage of GAI" option, and if the value of the GAI increases, then your systematic withdrawal amount will automatically increase. You may elect a fixed amount for your systematic withdrawal if you do not want your withdrawal amount to automatically increase.

On the date of the Guaranteed Withdrawal Benefit Reset, if the rider charge at which we are currently offering the GLWB II-Single to new customers is higher than the rider charge that currently applies to your GLWB II-Single rider, then we reserve the right to increase the charge for your rider. The rider charge following the reset will not exceed the current rider charge for other GLWB II-Single riders issued on that day. If we are no longer issuing this rider, we reserve the right to increase the rider charge on the date of the GWB reset. The rider charge following the reset will not exceed the maximum annual rider charge and will be the same for all GLWB II-Single riders which have a GWB reset on that date.

YOU MAY ELECT TO DECLINE THE AUTOMATIC GWB RESET. IF YOU CHOOSE TO DO SO, YOUR GLWB II-SINGLE RIDER CHARGE WILL REMAIN THE SAME (I.E., THE RIDER CHARGE WILL NOT INCREASE). YOU WILL BE NOTIFIED IN WRITING AT LEAST 30 DAYS PRIOR TO THE AUTOMATIC GWB RESET DATE OF YOUR OPTION TO DECLINE THE AUTOMATIC GWB RESET. WE MUST RECEIVE YOUR WRITTEN NOTIFICATION TO DECLINE AN AUTOMATIC GWB RESET NO LESS THAN 7 CALENDAR DAYS PRIOR TO THE AUTOMATIC RESET DATE. ELECTING TO DECLINE AN AUTOMATIC GWB RESET WILL SERVE AS AN ELECTION TO CEASE ANY FUTURE AUTOMATIC GWB RESETS UNTIL WE RECEIVE A WRITTEN INSTRUCTION FROM YOU TO REINSTATE THE AUTOMATIC GWB RESET AT THE NEXT AUTOMATIC RESET DATE.

GUARANTEED WITHDRAWAL BENEFIT ENHANCEMENT

This optional benefit also provides an enhancement to the benefit if you do not take withdrawals from your contract for the first ten years you have this optional benefit. On each contract anniversary prior to your first withdrawal from the contract, for a period of up to 10 years following the option effective date, the GWB will be increased by 5% of the GWB amount on the date prior to the enhancement. In addition, the GAI will be increased to 5% of the GWB following the enhancement.

The Guaranteed Withdrawal Benefit Enhancement will occur prior to the GWB reset on any contract anniversary where both are applicable.

Please see Appendix F for examples.

SUB-ACCOUNT ALLOCATION

While this rider is in effect, the full contract value must be allocated to the sub-accounts of the variable annuity account according to an allocation plan approved by us for use with this rider. The approved allocation plans currently include:

   (a) 100% allocation to an allowable Focused Portfolio Strategy;

   (b) 100% allocation among allowable sub-accounts; or

   (c) 100% allocation to the CustomChoice Allocation Option.

                                                                       PAGE 111

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A) CURRENT ALLOWABLE FOCUSED PORTFOLIO STRATEGIES INCLUDE: Income Portfolio,
Income and Growth Portfolio, and Conservative Growth Portfolio. The Focused Portfolio Strategies are discussed in the section entitled "Focused Portfolio Strategies or Models" in this Prospectus. You may also ask your representative for a brochure describing these models. In the Focused Portfolio Strategies, the contract value will be automatically rebalanced each calendar quarter according to the model you currently have chosen.

B) CURRENT ALLOWABLE SUB-ACCOUNTS: When you elect this rider, only certain sub-accounts are available to you for allocation of your funds outside of the allowable Focused Portfolio Strategy and the CustomChoice Allocation Option. These are referred to as "allowable sub-accounts." The allowable sub-accounts currently include:


 .  AB Dynamic Asset Allocation         .  PIMCO VIT Global Diversified
    Portfolio                              Allocation Portfolio
 .  Goldman Sachs VIT Global Trends     .  SFT Dynamic Managed Volatility Fund
    Allocation Fund                     .  SFT Managed Volatility Equity Fund
 .  Ivy VIP Pathfinder Moderate --      .  TOPS(R) Managed Risk Balanced ETF
    Managed Volatility                     Portfolio
 .  Morningstar Balanced ETF Asset      .  TOPS(R) Managed Risk Flex ETF
    Allocation Portfolio                   Portfolio
 .  Morningstar Conservative ETF Asset  .  TOPS(R) Managed Risk Growth ETF
    Allocation Portfolio                   Portfolio
 .  Morningstar Income and Growth ETF   .  TOPS(R) Managed Risk Moderate
    Asset Allocation Portfolio             Growth ETF Portfolio


Each of the Morningstar ETF Asset Allocation Portfolios and the TOPS(R) ETF Managed Risk Portfolios is a Fund of Funds. Each portfolio invests in underlying exchange traded funds, also called "ETFs". The risks and objectives of each allowable sub-account are described in detail that sub-account's prospectus which is part of the underlying funds prospectus.

C) THE CUSTOMCHOICE ALLOCATION OPTION: This option requires that you allocate purchase payments or your contract value among a number of allocation "groups" according to specific percentage limitations. There are also percentage allocation limitations for the individual funds within each group. If you elect the CustomChoice Allocation Option, your contract value will be automatically rebalanced each quarter. The allocation groups, allocation limitations, details on automatic rebalancing, and a complete description of the CustomChoice Allocation Option are described in detail in this Prospectus in the section entitled 'Description of the Contract'.

The allowable Focused Portfolio Strategies, allowable sub-accounts and CustomChoice Allocation Option are each designed to provide different asset allocation options to you, with differing risk characteristics and objectives. In selecting an allocation option you should consider your personal objectives, investment time horizons, risk tolerance and other financial circumstances. You may also wish to ask your representative for assistance in selecting an option. Asset allocation does not ensure a profit or protect against a loss in a declining market. The purpose of the investment restriction is to reduce the volatility in investment performance and such reduced volatility may reduce the return on your investments. As a result, the investment restriction may lessen the likelihood that you will receive benefits under the optional rider that are in excess of your contract value.

You may reallocate the full contract value from the current allocation plan to another available allocation plan approved by us for use with this rider. Any reallocation request must be received in our home office by written request or other form acceptable to us. The reallocation will be effective on the valuation date coincident with or next following the day we receive the complete request at our home office. We reserve the right to add, delete, or modify allocation plans at any time. In the event you make an additional purchase payment or request a transfer to an allocation plan that is no longer available, you will be required to provide a new allocation to one of the allocation plans available at the

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time of your request. We are currently waiving this requirement with respect to additional purchase payments to the contract. If you do not make an additional purchase payment and you do not request a transfer to an allocation plan that is no longer available, you will not be impacted by the addition, deletion, or modification of the allocation plan. To terminate participation in an allocation plan, you must allocate your entire contract value to another allocation plan approved for use with this rider.

EFFECT OF PAYMENT OF DEATH BENEFIT

At the death of the first contract owner (or first annuitant if a non-natural owner) and if the contract owner (or annuitant, as applicable) die before the GWB is reduced to zero and there is contract value, the beneficiary may elect to receive the death benefit under the contract and the contract and this option will terminate.

Alternatively, the beneficiary may be able to elect to continue this option by taking withdrawals of the current GAI at least annually until the GWB is reduced to zero, over a period no longer than the beneficiary's life expectancy. The beneficiary may contact us for the life expectancy to be applied. No additional purchase payments may be made and no additional GWB Resets will occur. If the beneficiary elects to continue the GLWB II-Single option, the charges for this option will continue to apply. If your designated beneficiary is not your surviving spouse, and if withdrawals of the GAI annually would extend beyond the beneficiary's life expectancy, the beneficiary will not be able to elect to continue the rider and the GLWB II-Single will terminate and the beneficiary will be required to take the death benefit under the contract. Any option elected by the beneficiary must comply with Internal Revenue Code Sections 72(s) and 401(a)(9), as applicable. A beneficiary may contact us for the life expectancy according to the mortality tables.

RIDER TERMINATION

Beginning seven contract years after the GLWB II-Single effective date the contract owner may elect to cancel this contract option. You must request the cancellation in writing within 30 days prior to the applicable contract anniversary in a form satisfactory to us. The termination effective date will be on the contract anniversary date. Once cancelled the GLWB II-Single may not be elected again until the next contract anniversary, subject to availability.

The GLWB II-Single option will automatically terminate at the earliest of the following:

  .  the date of termination or surrender of the contract; or

  . any change of the contract owner or joint contract owner after the GLWB II-Single effective date, or in the case of a non-natural owner, any change of the annuitant or joint annuitant after the GLWB II-Single effective date; or

  . the annuity commencement date where all remaining contract value has been applied to provide annuity payments; or

  . the date any death benefits are paid either as a lump sum or as an adjustment to the contract value under the terms of the contract; or

  . the date the GWB is reduced to zero following the death of the contract owner, the first joint owner, or in the case of a non-natural owner, the annuitant or any joint annuitant.

Upon termination of this rider, the benefits and charges within this rider will terminate. A pro rata amount of the rider charge will be deducted upon termination of this rider or surrender of the contract.

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AUTOMATIC PAYMENT PHASE

If the contract value is reduced to zero, the contract will enter an automatic payment phase. You may elect to receive the GAI at any frequency offered by us, but at least annually, until the death of the contract owner or the death of any joint owner. Once selected, the frequency may not be changed without our consent. During this phase, no additional purchase payments may be made and all other contract features, benefits, riders, and guarantees except the guarantees provided by this rider are terminated. Following the death of the contract owner or the death of any joint owner, this rider terminates and no further benefits are payable unless the GWB is greater than zero. If the GWB is greater than zero at the time of death, the remaining payments will be made to your beneficiaries.

At our discretion, we may elect to pay you or your beneficiaries a lump sum in lieu of future periodic withdrawals if the lump sum amount would be $10,000 or less. We will contact you if this is the case. The lump sum value will be equal to the present value of the remaining periodic withdrawal amounts discounted at an interest rate. The interest rate will be the weekly average of the "Interest Rate Swap" rates as reported in Federal Reserve Bulletin Release H.15 for the period applicable to the remaining withdrawal period plus 0.50%.

ANNUITY PAYMENTS

On annuity commencement or when your contract reaches its maturity date, and if we have not agreed to an extension of the maturity date, your contract value will be applied to an annuity option you have selected and this contract option and its benefits will terminate. In case of a partial annuitization, the amount of contract value applied to provide annuity payments will be treated as a withdrawal from the contract.

If annuity payments are required to begin, you may also choose from an additional annuity option. The annuity option will provide a fixed annuity payment equivalent on an annual basis to your current GAI for the remainder of your life. This option will generally be more favorable when your remaining benefit value is greater than the current contract value and you believe it is unlikely your contract value will exceed the remaining benefit value in the future. You should examine your circumstances and options carefully before making any election. You should consider requesting an annuitization illustration if you have any questions about which annuity option is appropriate for you.

GUARANTEED LIFETIME WITHDRAWAL BENEFIT II-JOINT (GLWB II-JOINT) OPTION

EFFECTIVE MAY 15, 2009, THIS OPTION IS NO LONGER AVAILABLE.

  . This contract is also designed to provide a benefit that guarantees the contract owner a minimum annual withdrawal amount, and it works very similar to the Guaranteed Lifetime Withdrawal Benefit II -- Single Life Option. However its guarantee is over the lifetime of both "Designated Lives", (instead of a single life) regardless of underlying sub-account performance. Beginning on the later of the contract anniversary following the 59th birthday of the youngest Designated Life or the date this contract option is added, it allows a contract owner to take withdrawals from the contract each contract year up to a specified maximum amount known as the Guaranteed Annual Income (GAI) amount. The GAI amount will be 5% of the Guaranteed Withdrawal Benefit described below.

  . Election of this contract option may or may not be beneficial to you. Since this benefit is accessed through withdrawals from the contract, if you do not intend to take withdrawals from your contract, then this option may not be appropriate for you.

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  .  Beginning 7 years after the GLWB II-Joint effective date, you may elect to terminate this option by sending us written notice within 30 days prior to any contract anniversary. Termination will be effective on the contract anniversary date.

  . If you take withdrawals prior to the Benefit Date or in excess of the annual guaranteed amount, you will reduce the benefit you receive.

  . Both "Designated Lives" must be age 50 or over and must be under age 81 at the time the rider becomes effective.

  . You may elect this option at the time your contract is issued or within 30 days prior to any contract anniversary. The option will be effective on either the issue date or contract anniversary date, also known as the GLWB II-Joint effective date.

  . Your entire contract value must be allocated to an investment option or allocation plan approved and maintained by us while this option is in effect.

  . You may not elect this contract option if you have selected the Premier Death Benefit optional death benefit or in combination with any other living benefit.

  . After the first contact year following the GLWB II-Joint effective date, subsequent purchase payments that may be applied to the GLWB II-Joint option are limited to a total of $25,000 in the aggregate, without our prior consent.

  . This rider may not be purchased for a: "stretch" IRA or other "decedent" type account; TSA; Deferred Compensation Plan; Charitable Remainder Trust; Qualified Retirement Plan; 412(i) Plan; or corporate non-qualified contract.

The GLWB II-Joint Life option is designed to provide a benefit that guarantees the contract owner an annual minimum withdrawal amount, regardless of underlying sub-account performance. In each contract year, beginning at the Benefit Date, you may withdraw up to the Guaranteed Annual Income (GAI) from your contract until the later of: (a) the death of both Designated Lives, or
(b) the Guaranteed Withdrawal Benefit (GWB) is reduced to zero.

The Benefit Date is the later of the contract anniversary following the 59th birthday of the youngest Designated Life or the GLWB II-Joint effective date. The method used to calculate the GAI and the GWB is described below. This option does not guarantee any investment gains. Several examples to help show how this option works are included in Appendix F.

DESIGNATED LIFE, JOINT DESIGNATED LIFE AND DESIGNATED LIVES

The "Designated Life" is the owner of the contract, or the annuitant in the case of a non-natural owner, unless otherwise agreed to by us. The "Joint Designated Life" is either the joint owner, joint annuitant if a non-natural owner, or the sole primary beneficiary on the contract, unless otherwise agreed to by us. The Joint Designated Life must be the spouse of the Designated Life. All references to "Designated Lives" will mean both the Designated Life and the Joint Designated Life. The Designated Life and Joint Designated Life will be used to determine the benefits under the GLWB II-Joint option. The Designated Life and the Joint Designated Life will be shown on your contract rider.

CALCULATING THE INITIAL GWB AND GAI

The GWB for your contract will be equal to the initial purchase payment if this option is added when your contract is issued. If the option is added on a subsequent contract anniversary, the initial GWB will be equal to the contract value on the effective date of the option. The GWB is subject to a maximum of $5,000,000 at all times.

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The initial GAI for your contract will be equal to 5% of the initial GWB value on the effective date of the option. Once these initial amounts are established they will remain the same until there is a subsequent purchase payment, withdrawal, withdrawal that exceeds the GAI in a contract year, Guaranteed Withdrawal Benefit Reset, Guaranteed Withdrawal Benefit Enhancement, or as otherwise described below.

ADJUSTMENT FOR SUBSEQUENT PURCHASE PAYMENTS

The GWB will be increased by the amount of any subsequent purchase payments as of the date the purchase payment is credited to the contract. The GAI will also be increased by the amount of the subsequent purchase payment multiplied by 5% as of the date the purchase payment is credited to the contract. You may make additional purchase payments to your contract. However, after the first contract year following the effective date of the option, we restrict the application of subsequent purchase payments to the GLWB II-Joint option to a cumulative total of $25,000 without our written approval.

WITHDRAWALS

  . Withdrawals taken prior to the Benefit Date will reduce the benefit you will receive, as described below.

  . Withdrawals may be taken in a lump sum, in multiple withdrawals or on a systematic withdrawal basis, as allowed by your contract.

  . Please remember that withdrawals under this contract option are treated like any other contract withdrawals for purposes of deferred sales charges, reducing the contract value, free withdrawal amounts, or any other contract features impacted by a withdrawal and may have tax consequences.

  . Withdrawals will be taken pro rata from your values in any fixed accounts and each sub-account of the variable annuity account. If you decide to annuitize your contact in an amount less than the entire contract value to provide annuity payments under an annuity payment option, that amount will be treated as a withdrawal for purposes of adjusting the GWB and GAI. Be sure to read the section entitled "Annuitization Benefits and Options" if you are considering annuitizing your contract.

WITHDRAWALS TAKEN PRIOR TO THE BENEFIT DATE

If you take withdrawals from your contract prior to the Benefit Date, it will cause both the GWB and the GAI to be recalculated and reduced, as follows: The GWB will be reduced by an amount equal to: (a) multiplied by (b) divided by
(c) where:

   (a) is the GWB immediately prior to the withdrawal,

   (b) is the amount of the withdrawal, and

   (c) is the contract value immediately prior to the withdrawal.

The GAI will be 5% of the GWB as recalculated above.

WITHDRAWALS AFTER THE BENEFIT DATE AND LESS THAN THE GUARANTEED ANNUAL INCOME

Each contract year you may withdraw an amount less than or equal to the GAI or the Required Minimum Distribution (RMD) for this contract (whichever may be greater) if part of a qualified tax plan. Such withdrawals will immediately reduce the contract value and the GWB by the amount of the

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withdrawal, but will not reduce the GAI. If withdrawals in any contract year are less than the GAI or RMD, the additional amount may not be carried forward to future contract years.

Under the Internal Revenue Code, RMDs are calculated and taken on a calendar year basis. Under this optional rider, the GAI is based on contract year. Because the intervals for the GAI and RMD are different, withdrawals may be more likely to result in a reduction of the GAI and therefore a reduced benefit. For a contract which is part of a qualified plan or IRA, if the sum of the withdrawals in a contract year exceeds the highest of the RMD for either of the two calendar years occurring in that contract year or the GAI for that contract year, then the GWB and GAI would be recalculated, as described in the section entitled "Withdrawals after the Benefit Date in excess of the Guaranteed Annual Income". If your contract year is the same as the calendar year, then the sum of the withdrawals should not exceed the greater of the RMD and the GAI. Below is an example of how this would apply.

Assume an IRA with a contract year of April 1 to March 31, and that there are no withdrawals other than as described. The GAI for the 2006 contract year ending March 31, 2007 is $5,000. The RMDs for calendar years 2006 and 2007 are $6,000 and $8,000, respectively. If the owner withdraws $1,500 in each of the quarters of calendar year 2006 and $2,000 in the first quarter of 2007, then the owner will have withdrawn $6,500 for the 2006 contract year. Since the sum of the owner's withdrawals for the 2006 contract year is less than the higher RMD (i.e., $8,000) for either of the two calendar years occurring in that contract year, the GAI would not be recalculated.

Using the same assumptions as in the above paragraph, but instead of taking $2,000 in the first quarter of 2007, the owner takes a withdrawal of $4,000 in the first quarter of 2007. In that case, the owner will have withdrawn $8,500 for the 2006 contract year. Since the sum of the owner's withdrawals for the 2006 contract year (i.e., $8,500) is greater than the higher RMD amount (i.e., $8,000) for either of the two calendar years occurring in that contract year, the withdrawal is in excess of the allowed amount and the GAI would be recalculated as described in the section entitled "Withdrawals after the Benefit Date in excess of the Guaranteed Annual Income".

WITHDRAWALS AFTER THE BENEFIT DATE IN EXCESS OF THE GUARANTEED ANNUAL INCOME

Withdrawals in excess of the GAI or the RMD for this contract (whichever might be greater) if part of a qualified tax plan, in any one contract year, will cause both the GWB and GAI to be recalculated as follows:

The GWB will be reduced by an amount equal to: (a) multiplied by (b), divided by (c) where:

   (a) is the GWB immediately prior to the excess portion of the withdrawal,

   (b) is the excess portion of the withdrawal amount, and

   (c) is the contract value immediately prior to the excess portion of the withdrawal.

The GAI will be reduced by an amount equal to: (a) multiplied by (b), divided by (c) where:

   (a) is the GAI prior to the withdrawal,

   (b) is the excess portion of the withdrawal amount, and

   (c) is the contract value immediately prior to the excess portion of the withdrawal.

For purposes of this rider, the RMD amount is equal to the amount needed based on the value of your contract and any riders to meet any required minimum distribution requirement for this contract, pursuant to the Internal Revenue Code and the regulations promulgated thereunder. Applicable contracts include those issued pursuant to a retirement plan under the provisions of Section 401, 403, 404, 408, or 457 of the Internal Revenue Code. Amounts withdrawn in excess of the RMD may be

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treated as an excess withdrawal as described above. For a given amount of excess withdrawal, the lower the contract value, the greater the reduction in GWB.

Please see Appendix F for examples of how withdrawals impact the benefit.

GUARANTEED WITHDRAWAL BENEFIT RESET

Beginning with the first contract anniversary following the effective date of the option and every year thereafter prior to the youngest Designated Life's 86th birthday the GWB will automatically be reset to your current contract value, if higher. The GAI will automatically reset to 5% of the reset GWB, if higher.

In the event you are receiving systematic withdrawals, and the systematic withdrawal amount you are receiving is equal to some percentage of your GAI, referred to as the "percentage of GAI" option, and if the value of the GAI increases, then your systematic withdrawal amount will automatically increase. You may elect a fixed amount for your systematic withdrawal if you do not want your withdrawal amount to automatically increase.

On the date of the Guaranteed Withdrawal Benefit Reset, if the rider charge at which we are currently offering the GLWB II-Joint to new customers is higher than the rider charge that currently applies to your GLWB II-Joint rider, then we reserve the right to increase the charge for your rider. The rider charge following the reset will not exceed the current rider charge for other GLWB II-Joint riders issued on that day. If we are no longer issuing this rider, we reserve the right to increase the rider charge on the date of the GWB reset. The rider charge following the reset will not exceed the maximum annual rider charge and will be the same for all GLWB II-Joint riders which have a GWB reset on that date.

YOU MAY ELECT TO DECLINE THE AUTOMATIC GWB RESET. IF YOU CHOOSE TO DO SO, YOUR GLWB II-JOINT RIDER CHARGE WILL REMAIN THE SAME (I.E., THE RIDER CHARGE WILL NOT INCREASE). YOU WILL BE NOTIFIED IN WRITING AT LEAST 30 DAYS PRIOR TO THE AUTOMATIC GWB RESET DATE OF YOUR OPTION TO DECLINE THE AUTOMATIC GWB RESET. WE MUST RECEIVE YOUR WRITTEN NOTIFICATION TO DECLINE AN AUTOMATIC GWB RESET NO LESS THAN 7 CALENDAR DAYS PRIOR TO THE AUTOMATIC RESET DATE. ELECTING TO DECLINE AN AUTOMATIC GWB RESET WILL SERVE AS AN ELECTION TO CEASE ANY FUTURE AUTOMATIC GWB RESETS UNTIL WE RECEIVE A WRITTEN INSTRUCTION FROM YOU TO REINSTATE THE AUTOMATIC GWB RESET AT THE NEXT AUTOMATIC RESET DATE.

GUARANTEED WITHDRAWAL BENEFIT ENHANCEMENT

This optional benefit also provides an enhancement to the benefit if you don't take withdrawals from your contract for the first ten years you have the optional benefit. On each contract anniversary prior to your first withdrawal from the contract, for a period of up to 10 years following the option effective date, the GWB will be increased by 5% of the GWB amount on the date prior to the enhancement. In addition, the GAI will be increased to 5% of the GWB following the enhancement.

The Guaranteed Withdrawal Benefit Enhancement will occur prior to the GWB reset on any contract anniversary where both are applicable.

Please see Appendix F for examples.

SUB-ACCOUNT ALLOCATION

While this rider is in effect, the full contract value must be allocated to the sub-accounts of the variable annuity account according to an allocation plan approved by us for use with this rider. The approved allocation plans currently include:

   (a) 100% allocation to an allowable Focused Portfolio Strategy;

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   (b) 100% allocation among allowable sub-accounts; or

   (c) 100% allocation to the CustomChoice Allocation Option.

A) CURRENT ALLOWABLE FOCUSED PORTFOLIO STRATEGIES INCLUDE: Income Portfolio, Income and Growth Portfolio, and Conservative Growth Portfolio. The Focused Portfolio Strategies are discussed in the section entitled "Focused Portfolio Strategies or Models" in this Prospectus. You may also ask your representative for a brochure describing these models. In the Focused Portfolio Strategies, the contract value will be automatically rebalanced each calendar quarter according to the model you currently have chosen.

B) CURRENT ALLOWABLE SUB-ACCOUNTS: When you elect this rider, only certain sub-accounts are available to you for allocation of your funds outside of the allowable Focused Portfolio Strategy and the CustomChoice Allocation Option. These are referred to as "allowable sub-accounts." The allowable sub-accounts currently include:


 -----------------------------------------------------------------------------
 .  AB Dynamic Asset Allocation         .  PIMCO VIT Global Diversified
    Portfolio                              Allocation Portfolio
 .  Goldman Sachs VIT Global Trends     .  SFT Dynamic Managed Volatility Fund
    Allocation Fund                     .  SFT Managed Volatility Equity Fund
 .  Ivy VIP Pathfinder Moderate --      .  TOPS(R) Managed Risk Balanced ETF
    Managed Volatility                     Portfolio
 .  Morningstar Balanced ETF Asset      .  TOPS(R) Managed Risk Flex ETF
    Allocation Portfolio                   Portfolio
 .  Morningstar Conservative ETF Asset  .  TOPS(R) Managed Risk Growth ETF
    Allocation Portfolio                   Portfolio
 .  Morningstar Income and Growth ETF   .  TOPS(R) Managed Risk Moderate
    Asset Allocation Portfolio             Growth ETF Portfolio
 -----------------------------------------------------------------------------


Each of the Morningstar ETF Asset Allocation Portfolios and the TOPS(R) ETF Managed Risk Portfolios is a Fund of Funds. Each portfolio invests in underlying exchange traded funds, also called "ETFs". The risks and objectives of each allowable sub-account are described in detail that sub-account's prospectus which is part of the underlying funds prospectus.

C) THE CUSTOMCHOICE ALLOCATION OPTION: This option requires that you allocate purchase payments or your contract value among a number of allocation "groups" according to specific percentage limitations. There are also percentage allocation limitations for the individual funds within each group. If you elect the CustomChoice Allocation Option, your contract value will be automatically rebalanced each quarter. The allocation groups, allocation limitations, details on automatic rebalancing, and a complete description of the CustomChoice Allocation Option are described in detail in this Prospectus in the section entitled 'Description of the Contract'.

The allowable Focused Portfolio Strategies, allowable sub-accounts and CustomChoice Allocation Option are each designed to provide different asset allocation options to you, with differing risk characteristics and objectives. In selecting an allocation option you should consider your personal objectives, investment time horizons, risk tolerance and other financial circumstances. You may also wish to ask your representative for assistance in selecting an option. Asset allocation does not ensure a profit or protect against a loss in a declining market. The purpose of the investment restriction is to reduce the volatility in investment performance and such reduced volatility may reduce the return on your investments. As a result, the investment restriction may lessen the likelihood that you will receive benefits under the optional rider that are in excess of your contract value.

You may reallocate the full contract value from the current allocation plan to another available allocation plan approved by us for use with this rider. Any reallocation request must be received in our home office by written request or other form acceptable to us. The reallocation will be effective on the valuation date coincident with or next following the day we receive the complete request at our home

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office. We reserve the right to add, delete, or modify allocation plans at any time. In the event you make an additional purchase payment or request a transfer to an allocation plan that is no longer available, you will be required to provide a new allocation to one of the allocation plans available at the time of your request. We are currently waiving this requirement with respect to additional purchase payments to the contract. If you do not make an additional purchase payment and you do not request a transfer to an allocation plan that is no longer available, you will not be impacted by the addition, deletion, or modification of the allocation plan. To terminate participation in an allocation plan, you must allocate your entire contract value to another allocation plan approved for use with this rider.

EFFECT OF PAYMENT OF DEATH BENEFIT

If both Designated Lives die before the GWB is reduced to zero and there is contract value, the beneficiary may elect to receive the death benefit under the contract and the contract and this option will terminate.

Alternatively, the beneficiary may be able to elect to continue this option by taking withdrawals of the current GAI at least annually until the GWB is reduced to zero, over a period no longer than the beneficiary's life expectancy. The beneficiary may contact us for the life expectancy to be applied. No additional purchase payments may be made and no additional GWB Resets will occur. If the beneficiary elects to continue the GLWB II-Joint option, the charges for this option will continue to apply. If your beneficiary is not your surviving spouse, and if withdrawals of the GAI annually would extend beyond the beneficiary's life expectancy, the beneficiary will not be able to elect to continue the rider and the GLWB II-Joint will terminate and the beneficiary will be required to take the death benefit under the contract. Any option elected by the beneficiary must comply with Internal Revenue Code Sections 72(s) and 401(a)(9), as applicable. A beneficiary may contact us for the life expectancy according to the mortality tables.

SPOUSAL CONTINUATION

If the Designated Life dies, the surviving spouse may elect to continue the contract and this rider under the following conditions:

   (a) the surviving spouse is also the Joint Designated Life, and

   (b) this rider is in effect at the time of the contract continuation

RIDER TERMINATION

Beginning seven contract years after the GLWB II-Joint effective date the contract owner may elect to cancel this contract option. You must request the cancellation in writing within 30 days prior to the applicable contract anniversary in a form satisfactory to us. The termination effective date will be on the contract anniversary date. Once cancelled the GLWB II-Joint may not be elected again until the next contract anniversary, subject to availability

The GLWB II Joint option will automatically terminate at the earliest of the following:

  .  the date of termination or surrender of the contract; or

  .  any change to the Designated Lives after the GLWB II-Joint effective date;
     or

  . the annuity commencement date where all remaining contract value has been applied to provide annuity payments; or

  . the date any death benefits are paid as a lump sum under the terms of the contract; or

  . the date the GWB is reduced to zero following the death of both Designated Lives.

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Upon termination of this rider, the benefits and charges within this rider will terminate. A pro rata amount of the rider charge will be deducted upon termination of this rider or surrender of the contract.

AUTOMATIC PAYMENT PHASE

If the contract value is reduced to zero, the contract will enter an automatic payment phase. You may elect to receive the GAI at any frequency offered by us, but at least annually, until the death of the contract owner or the death of both Designated Lives. Once selected, the frequency may not be changed without our consent. During this phase, no additional purchase payments may be made and all other contract features, benefits, riders, and guarantees except the guarantees provided by this rider are terminated. Following the death of both Designated Lives, this rider terminates and no further benefits are payable unless the GWB is greater than zero. If the GWB is greater than zero at the time of death, the remaining payments will be made to your beneficiaries.

At our discretion, we may elect to pay you or your beneficiaries a lump sum in lieu of future periodic withdrawals if the lump sum amount would be $10,000 or less. We will contact you if this is the case. The lump sum value will be equal to the present value of the remaining periodic withdrawal amounts discounted at an interest rate. The interest rate will be the weekly average of the "Interest Rate Swap" rates as reported in Federal Reserve Bulletin Release H.15 for the period applicable to the remaining withdrawal period plus 0.50%.

ANNUITY PAYMENTS

On annuity commencement or when your contract reaches its maturity date, and if we have not agreed to an extension of the maturity date, your contract value will be applied to an annuity option you have selected and this contract option and its benefits will terminate. In case of a partial annuitization, the amount of contract value applied to provide annuity payments will be treated as a withdrawal from the contract.

If annuity payments are required to begin, you may also choose from an additional annuity option. The annuity option will provide a fixed annuity payment equivalent on an annual basis to your current GAI for the remainder of your life (or the joint owner or Designated Life, as applicable). This option will generally be more favorable when your remaining benefit value is greater than the current contract value and you believe it is unlikely your contract value will exceed the remaining benefit value in the future. You should examine your circumstances and options carefully before making any election. You should consider requesting an annuitization illustration if you have any questions about which annuity option is appropriate for you.

GENERAL INFORMATION

THE COMPANY -- MINNESOTA LIFE INSURANCE COMPANY

We are Minnesota Life Insurance Company ("Minnesota Life"), a life insurance company organized under the laws of Minnesota. Minnesota Life was formerly known as The Minnesota Mutual Life Insurance Company ("Minnesota Mutual"), a mutual life insurance company organized in 1880 under the laws of Minnesota. Effective October 1, 1998, Minnesota Mutual reorganized by forming a mutual insurance holding company named "Minnesota Mutual Companies, Inc." Minnesota Mutual continued its corporate existence following conversion to a Minnesota stock life insurance company named "Minnesota Life Insurance Company" ("Minnesota Life"). All of the shares of the voting stock of Minnesota Life are owned by a second tier intermediate stock holding company named "Securian Financial Group, Inc.", which in turn is a wholly-owned subsidiary of a first tier intermediate stock holding company named "Securian Holding Company", which in turn is a wholly-owned subsidiary of

                                                                       PAGE 121

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the ultimate parent, Minnesota Mutual Companies, Inc. Our home office address, telephone and internet address are shown on the cover page. We are licensed to engage in the life insurance business in all states of the United States (except New York), the District of Columbia, and Puerto Rico.


THE SEPARATE ACCOUNT -- VARIABLE ANNUITY ACCOUNT

We established the Variable Annuity Account on September 10, 1984, in accordance with Minnesota law. The separate account is registered as a "unit investment trust" with the SEC under the Investment Company Act of 1940.

The variable annuity account has sub-accounts to which you may allocate purchase payments. Each sub-account invests in shares of a corresponding portfolio. Additional sub-accounts may be added at our discretion.

The assets of the variable annuity account are not chargeable with liabilities arising out of any other business we may conduct. The investment performance of the variable annuity account is entirely independent of the investment performance of our general account, amounts in the guaranteed term account and our other separate accounts. All obligations under the contracts are our general corporate obligations.

The general account is not segregated or insulated from the claims of insurance company creditors. Investors look to the financial strength of the insurance company for its insurance guarantees. Guarantees provided by the insurance company as to the benefits promised in the contract are subject to the claims paying ability of the insurance company and are subject to the risk that the insurance company may default on its obligations under those guarantees.

CHANGES TO THE SEPARATE ACCOUNT -- ADDITIONS, DELETIONS OR SUBSTITUTIONS

We retain the right, subject to any applicable law, to make substitutions with respect to the investments of the sub-accounts of the variable annuity account. If an investment in a portfolio should no longer be possible or if we determine it becomes inappropriate for these contracts, we may substitute another portfolio. Substitution may be with respect to existing accumulation values, future purchase payments or future annuity payments.

We also reserve the right to add, combine or remove any sub-accounts of the variable annuity account. Sub-accounts may be established when, in our sole discretion, marketing, tax, investment or other conditions warrant. We will use similar considerations in determining whether to eliminate one or more of the sub-accounts of the variable annuity account. The addition of any investment option may be made available to existing contract owners on whatever basis we determine.

We also reserve the right, when permitted by law, to deregister the variable annuity account under the Investment Company Act of 1940, to restrict or eliminate any voting rights of the contract owners, and to combine the variable annuity account with one or more of our other separate accounts.

The portfolios serve as the underlying investment medium for amounts invested in life insurance company separate accounts funding both variable life insurance policies and variable annuity contracts (mixed funding), and as the investment medium for such policies and contracts issued by both Minnesota Life and other affiliated and unaffiliated life insurance companies (shared funding). Shared funding also occurs when the portfolio is used by both a life insurance company to fund its policies or contracts and a participating qualified plan to fund plan benefits. It is possible that there may be circumstances where it is disadvantageous for either: (i) the owners of variable life insurance policies and variable annuity contracts to invest in the portfolio at the same time, or (ii) the owners of such policies and contracts issued by different life insurance companies to invest in the portfolio at the same time, or

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(iii) participating qualified plans to invest in shares of the portfolio at the same time as one or more life insurance companies. Neither the portfolio nor Minnesota Life currently foresees any disadvantage, but if the portfolio determines that there is any such disadvantage due to a material conflict of interest between such policy owners and contract owners, or between different life insurance companies, or between participating qualified plans and one or more life insurance companies, or for any other reason, the portfolio's Board of Directors will notify the life insurance companies and participating qualified plans of such conflict of interest or other applicable event. In that event, the life insurance companies or participating qualified plans may be required to sell portfolio shares with respect to certain groups of policy owners or contract owners, or certain participants in participating qualified plans, in order to resolve any conflict. The life insurance companies and participating qualified plans will bear the entire cost of resolving any material conflict of interest.

COMPENSATION PAID FOR THE SALE OF CONTRACTS

Securian Financial Services, Inc. 400 Robert Street North, St. Paul, Minnesota 55101, ("Securian Financial"), an affiliate of Minnesota Life, is the principal underwriter of the contract. Securian Financial and other authorized broker-dealers sell contracts through their registered representatives, each of whom is also an insurance agent appointed by Minnesota Life. Commissions for the sale of contracts by broker-dealers other than Securian Financial are paid directly to such broker-dealers by Minnesota Life, in all cases as agent for Securian Financial, and as authorized by the broker-dealers. The amount of commission received by an individual registered representative in connection with the sale of a contract is determined by his or her broker-dealer. In the case of contracts sold by registered representatives of Securian Financial, commissions are paid directly to such registered representatives by Minnesota Life as agent for Securian Financial. Minnesota Life also pays compensation as agent for Securian Financial to general agents of Minnesota Life who are also Securian Financial registered representatives. The commissions and compensation described in this paragraph, and the payments to broker-dealers described below, do not result in charges against the contract that are in addition to the contract charges described elsewhere in this Prospectus. The following is a list of broker-dealers that are affiliated with Minnesota Life:

       Securian Financial Services, Inc.
       CRI Securities, LLC



COMMISSIONS

Commissions paid to broker-dealers, and indirectly to registered representatives (including registered representatives of Securian Financial), will vary depending on a number of different factors, including the charge structure of the selected contract, the age of the contract owner at the time the purchase payment generating the commission is paid, and whether annuity payments will begin within twelve months of the date the contract is issued. Subject to these factors, all broker-dealers are paid base commissions for the sale of contracts pursuant to a standard schedule of broker-dealer commissions. These base commissions may be paid in the form of a front-end commission calculated as a percentage of purchase payments, an asset-based (or "trail") commission calculated as a percentage of contract value, or a combination of both. The maximum front-end base commission is 6.75% of purchase payments. We do not pay any additional compensation on the sale or exercise of any of the contract's optional benefit riders offered.

                                                                       PAGE 123

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ADDITIONAL PAYMENTS

From time to time certain broker-dealers may receive additional compensation. Subject to FINRA and other applicable rules, Minnesota Life (or its affiliate(s)) may also choose to make the following types of payments to help encourage the sale of its products.

        ADDITIONAL PAYMENT TYPE          DESCRIPTION OR EXAMPLES OF PAYMENT
 -----------------------------------------------------------------------------
 Payments for Access or Visibility      Access to registered representatives
                                        and/or broker dealers such as
                                        one-on-one wholesaler visits or
                                        attendance at national/regional sales
                                        meetings or similar events; inclusion
                                        of our products on a broker-dealer's
                                        "preferred list"; participation in or
                                        visibility at national and/or
                                        regional conferences; articles in
                                        broker-dealer or similar publications
                                        promoting our services or products
 -----------------------------------------------------------------------------
 Payments for Gifts & Entertainment     Occasional meals and/or
                                        entertainment, tickets to
                                        sporting/other events, and other
                                        gifts.
 -----------------------------------------------------------------------------
 Payments for Marketing Support         Joint marketing campaigns,
                                        broker-dealer event
                                        participation/advertising;
                                        sponsorship of broker-dealer sales
                                        contests or promotions in which
                                        participants (including registered
                                        representatives) receive prizes such
                                        as travel, awards, merchandise or
                                        other recognition
 -----------------------------------------------------------------------------
 Payments for Technical Type Support    Sales support through the provision
                                        of hardware, software, or links to
                                        our websites from broker-dealer
                                        websites and other expense allowance
                                        or reimbursement
 -----------------------------------------------------------------------------
 Payments for Training                  Educational, due diligence, sales or
                                        training seminars, conferences and
                                        programs, sales and service desk
                                        training, and/or client or prospect
                                        seminar sponsorships.
 -----------------------------------------------------------------------------

These additional payments may be either in the form of front-end commissions in excess of base commissions or in the form of marketing allowances not based on purchase payments or contract values. We will also pay to qualifying Securian Financial registered representatives additional amounts based on their production. Additional payments are intended to provide further encouragement to broker-dealers to sell contracts, and are paid based on a determination by Minnesota Life and Securian Financial of a broker-dealer's ability and willingness to promote and market the contracts. In no event will total front-end commissions paid to broker-dealers in connection with sales of contracts exceed 7.00% of purchase payments (i.e., base commission plus additional payments).

Aggregate trail commissions, which also recognize the on-going services of registered representatives that contribute to contact owner retention and satisfaction, are not subject to an upper limit and may, over time, exceed 7.00% of purchase payments.

NON-CASH COMPENSATION

In accordance with FINRA rules, on the sales of all insurance policies by registered representatives of Securian Financial either we or Securian Financial, will pay credits which allow those registered representatives who are responsible for the sales of the insurance products to attend conventions and other meetings sponsored by us or our affiliates for the purpose of promoting the sale of insurance and/or investment products offered by us and our affiliates. Such credits also cover the registered representatives' transportation, hotel accommodations, meals, registration fees and the like. Finally, qualifying registered representatives of Securian Financial are also eligible for financing arrangements, company-paid training, group health and/or life insurance benefits, retirement benefits, deferred

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compensation benefits and other benefits based on their contract with us. All of these programs are designed to encourage Securian Financial's registered representatives to sell Minnesota Life's products, including the contracts described in this Prospectus.

All of the compensation described here, and other compensation or benefits provided by Minnesota Life or our affiliates, may be more or less than the overall compensation on similar or other products. The amount and/or structure of the compensation may influence your registered representative, broker-dealer or selling institution to present this contract over other investment alternatives. However, the differences in compensation may also reflect differences in sales effort or ongoing customer services expected of the registered representative or the broker-dealer. You may ask your registered representative about these differences and how he or she and his or her broker-dealer are compensated for selling the contracts.

PAYMENTS MADE BY UNDERLYING MUTUAL FUNDS

Minnesota Life pays the costs of selling contracts, some of which are described in more detail elsewhere in this Prospectus, which benefits the underlying mutual funds by providing increased distribution of the shares of such funds. The underlying mutual funds, or their investment advisers or principal underwriters, may pay Minnesota Life (or Minnesota Life affiliates) a fee for the purpose of reimbursing Minnesota Life for the costs of certain distribution or operational services that Minnesota Life provides and that benefit the funds. Payments from an underlying fund that relate to distribution services are made pursuant to the fund's 12b-1 plan, under which the payments are deducted from the fund's assets and described in the fee table included in the fund's prospectus. 12b-1 payments from underlying funds range in amount from 0% to 0.35% of fund assets held in the Separate Account.

In addition, payments may be made pursuant to service/administration agreements between Minnesota Life (or Minnesota Life affiliates) and the underlying mutual fund's investment adviser (or its affiliates), in which case payments are typically made from assets of that firm and not from the assets of the fund. These payments, which are sometimes known as revenue sharing, are in addition to the 12b-1 fees and those other fees and expenses incurred by a fund and disclosed in its prospectus fee table. Service and administrative payments are paid to Minnesota Life or its affiliates for such things as Minnesota Life's aggregation of all contract owner purchase, redemption, and transfer requests within the sub-accounts of the separate account each business day and the submission of one net purchase/redemption request to each underlying mutual fund. When the separate account aggregates such transactions through the separate account's omnibus account with an underlying mutual fund, the fund avoids the expenses associated with processing individual transactions. Because funds selected for inclusion in the contract may also benefit from expanded marketing opportunities as a result of such inclusion, a fund's investment adviser (or its affiliates) may have an incentive to make such payments regardless of other benefits the fund may derive from services performed by Minnesota Life. Service and administrative payments received by Minnesota Life or its affiliates range in amount from 0% to 0.35% of fund assets held in the separate account.

Minnesota Life took into consideration anticipated payments from underlying mutual funds and their investment advisers (or the advisers' affiliates) when it determined the charges that are assessed under the contract. Without these payments, certain contract charges would likely be higher than they are currently. All of the underlying mutual funds offered in the contract currently pay 12b-1 fees to Minnesota Life, and some but not all of such funds' investment advisers (or the advisers' affiliates) currently pay service or administrative fees to Minnesota Life.

Minnesota Life considers profitability when determining the charges in the contract. In early contract years, Minnesota Life does not anticipate earning a profit, since that is a time when administrative and distribution expenses are typically higher. Minnesota Life does, however, anticipate earning a profit in later contract years. In general, Minnesota Life's profit will be greater the longer a contract is held and the greater a contract's investment return

FIXED ACCOUNT(S) AND THE GUARANTEED TERM ACCOUNT


The Guaranteed Term Account is not available to contracts issued on or after June 1, 2011 (or such later date if approved later in your state).


The interests of contract owners arising from the allocation of purchase payments or the transfer of contract values to a fixed account or one of the guarantee periods of the guaranteed term account, are not registered under the Securities Act of 1933, nor is either registered as an investment company under the Investment Company Act of 1940. Accordingly, such interests are not subject to the provisions of those acts that would apply if registration under such acts was required. In addition, the staff of the commission has not reviewed the disclosures in the prospectus relating to those. Disclosures relating to interests in these options however, may be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy of statements made in a registration statement.

The guaranteed interest rate on new amounts allocated to the DCA Fixed Account or a guarantee period is determined from time-to-time by Minnesota Life in accordance with existing market conditions. In no event will the guaranteed rate of interest be less than the minimum guaranteed rate of interest as stated in your contract. Once an interest rate is established for a guarantee period, it is guaranteed for the duration of the stated period and may not be changed by Minnesota Life.

The guaranteed term account is a separate account of Minnesota Life titled "Modified Guaranteed Annuity Fixed Separate Account". There are no units in this separate account. Amounts allocated to this separate account do not participate in the investment gain or loss in the separate account. Such gain or loss accrues solely to Minnesota Life. We retain the risk that the value of the assets in this separate account may drop below the reserves and other liabilities we must maintain. Should this occur, Minnesota Life may transfer assets from its general account to this separate account to make up the difference. Minnesota Life also reserves the right to transfer to its general account any assets of this separate account in excess of the required reserves and liabilities. We maintain assets in this separate account for other Minnesota Life annuities.

GUARANTEE PERIODS OF THE GUARANTEED TERM ACCOUNT. There are four guarantee periods of the guaranteed term account. These provide for the accumulation of interest at a guaranteed interest rate when held for three, five, seven and ten year periods. Minnesota Life may offer additional guarantee periods at its discretion. It also may at any time stop accepting new purchase payments, transfers or renewals for a particular guarantee period. The guaranteed term account is not available in all states.

Contract owners may allocate purchase payments, or make transfers from or to guarantee periods at any time prior to the annuity commencement date as long as the guarantee period for such allocation does not extend past the contract maturity date. Minnesota Life establishes a separate entry in the guaranteed term account for accounting and interest rate purposes each time the contract owner allocates or transfers amounts to the guaranteed term account guarantee period option.

RENEWALS. At the end of a guarantee period, the contract owner may establish a new guarantee period with the same guarantee period at the then current interest rate, select a different guaranteed term account guarantee period option or transfer the amounts to a variable annuity account option, or those amounts may be withdrawn from the contract (though such amounts withdrawn may be subject to a DSC). You may make your election during the period 30 days immediately following the renewal date of each guarantee period without having the market value adjustment applied.

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

If the contract owner does not specify the guarantee period option desired at the time of renewal, Minnesota Life will automatically renew the funds held in that guarantee period option for the same duration at the newly established interest rate, provided, however, that we will select a period which does not extend beyond the maturity date or any previously elected annuitization date. The interest rate applicable to the new guarantee period may be higher or lower than the interest rate which was credited to the expired guarantee period. If, at the time of renewal, a guarantee period of the same duration is no longer available, Minnesota Life will select the next shortest available guarantee period. If no guarantee period of the guaranteed term account is available, we will allocate the funds to be renewed to the government money market sub-account.

TRANSFERS. Prior to the annuity commencement date, the contract owner may transfer amounts between or among the guarantee periods of the guaranteed term account or from a guarantee period to the variable annuity account. Transfers prior to the end of a guarantee period may be subject to a market value adjustment, which is described below. The market value adjustment, if applicable, may increase or decrease the amount of the transfer. For further information regarding transfers, see the heading "Transfers" in this Prospectus.

The contract owner must specify the guarantee period from or to which a transfer is to be made.

WITHDRAWALS. The contract owner may make withdrawals of, or may surrender amounts held in guarantee periods of the guaranteed term account at any time prior to death and prior to the start of annuity payments. Withdrawals from guarantee periods of the guaranteed term account will be made in the same manner and be subject to the same limitations as set forth under the heading "Withdrawals and Surrender" in this Prospectus. In addition, the following provisions apply to withdrawals from the guarantee periods of the guaranteed term account or other fixed accounts:

   (1) Minnesota Life reserves the right to defer payment of amounts withdrawn from guarantee periods of the guaranteed term account or other fixed accounts for up to six months from the date it receives the written withdrawal request (if a withdrawal is deferred for more than 30 days pursuant to this right, Minnesota Life will pay interest on the amount deferred at a rate not less than the minimum guaranteed interest rate as stated in your contract);

   (2) if there are multiple investment entries under a guarantee period of the guaranteed term account, amounts will be withdrawn from such accounts on a first-in-first-out basis; and

   (3) the market value adjustment described above may apply to withdrawals from any guarantee period of the guarantee term account.

In the case of a contract surrender, the market value adjustment to each guarantee period option, if applicable, will be calculated using the full amount in that guarantee period option, and the amount of the adjustment will be added to or subtracted from such amount and paid to the owner. In the case of a withdrawal, the market value adjustment to each guarantee period option affected by the withdrawal will be calculated using the full amount to be taken from that guarantee period in order to provide the amount requested, after application of the adjustment and deduction of applicable charges, and the amount of the adjustment will be added to or subtracted from the contract value remaining after payment of the requested amount.

Withdrawals from the contract may also be subject to income tax and a 10% penalty tax. Retirement plan limitations may also apply. See the heading "Federal Tax Status", in this Prospectus.

MARKET VALUE ADJUSTMENT. Amounts surrendered, withdrawn, transferred or applied to provide annuity payments from a guarantee period of the guaranteed term account prior to the renewal date may be subject to a market value adjustment. The market value adjustment may increase or decrease the amount of the guarantee period value which is being transferred, withdrawn or surrendered.

                                                                       PAGE 127

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The market value adjustment will be calculated by multiplying the amount transferred, withdrawn, or surrendered by the market value adjustment factor. The market value adjustment factor is equal to:

                                 [GRAPHIC]


                        (1+i)     (n/12)
                   [--------------- ]        -1
                    (1+j+0.0025)

where  i = Swap Rate for the week prior to the date of allocation into the guarantee term account for a maturity equal to the guarantee period.

       j = Swap Rate for the week prior to the date of surrender, withdrawal, transfer or application to provide annuity payments with a maturity equal to the number of whole months remaining in the guarantee period.

       n = the number of whole months remaining in the guarantee period.

If a Swap Rate maturity is not available for the necessary period, we will determine the rate by linear interpolation based on the Swap Rates with maturity closest to the period being measured. If Swap Rates are no longer available we will use an appropriate rate approved by the insurance department of the state which has jurisdiction over the contract.

We guarantee that the amount of the market value adjustment will never exceed, in a positive or negative direction, the excess interest earned on the guarantee period from which the withdrawal, surrender, amount applied to provide annuity payments, or transfer is to be made. For this purpose, excess interest is defined as the dollar amount of interest earned on each allocation into a guarantee period of the guaranteed term account in excess of interest earned based on the minimum guaranteed interest rate for the guarantee period.

There will be no market value adjustment in the following situations:

   (a) transfers, withdrawals, surrenders and amounts applied to provide annuity payments occurring within 30 days immediately following the renewal date of each guarantee period;

   (b) amounts payable as a death benefit; and

   (c) amounts withdrawn from the guaranteed term account to pay any annual maintenance fee, transfer charge or periodic charges if any, for optional benefit riders.

However, amounts withdrawn or surrendered may be subject to the deferred sales charge.

VOTING RIGHTS

We will vote the portfolio shares held in the variable annuity account at shareholder meetings of the portfolios. We will vote shares attributable to contracts in accordance with instructions received from contract owners with voting interests in each sub-account of the variable annuity account. We will vote shares for which no instructions are received and shares not attributable to contracts in the same proportion as shares for which instructions have been received. The number of votes for which a contract owner may provide instructions will be calculated separately for each sub-account of the variable annuity account. One of the effects of proportional voting is that a small number of contract owners may determine the outcome of the vote. If applicable laws should change so that we were allowed to vote shares in our own right, then we may elect to do so.

During the accumulation period, you hold the voting interest in the contract. The number of votes will be determined by dividing the contract value of the contract attributable to each sub-account of the variable annuity account by the net asset value per share of the portfolio shares held by that sub-account.

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

During the annuity period the annuitant holds the voting interest in the contract. The number of votes will be determined by dividing the reserve for each contract allocated to each sub-account of the variable annuity account by the net asset value per share of the portfolio shares held by that sub-account. After an annuity begins, the votes attributable to any particular contract will decrease as the reserves decrease. In determining any voting interest, we count fractional shares.

We shall notify you or the annuitant of a portfolio shareholders' meeting if the contract has shares to vote. We will also send proxy materials and a form of instruction so that you can instruct us with respect to voting.

FEDERAL TAX STATUS

INTRODUCTION

Our tax discussion in this Prospectus is general in nature and is not intended as tax advice. You should consult a competent tax adviser. We make no attempt to consider any applicable state or other tax laws. In addition, this discussion is based on our understanding of federal income tax laws as they are currently interpreted. We make no representation regarding the likelihood of continuation of current income tax laws or the current interpretations of the Internal Revenue Service ("IRS"). The contract may be purchased on a non-tax qualified basis or purchased and used in connection with certain retirement arrangements entitled to special income tax treatment under Sections 401(a), 403(b), 408(b), 408A or 457 of the Code ("Tax Qualified Accounts"). We discontinued issuing this annuity contract to Section 403(b) Plans on May 1, 2008. The ultimate effect of federal income taxes on the amounts held under a contract, on annuity payments, and on the economic benefit to the contract owner, the annuitant, or the beneficiary(ies) may depend on the tax status of the individual concerned.

In U.S. v Windsor, the U.S. Supreme Court held a portion of the Defense of Marriage Act unconstitutional. As a result, same sex couples who are married under applicable state and District of Columbia law will now be treated as spouses under federal law. In Revenue Ruling 2013-17, the U.S Department of the Treasury (the "Treasury Department") and the Internal Revenue Service ("IRS") clarified their position regarding same sex marriages for federal tax purposes. If a couple is married in a jurisdiction that recognizes same sex marriage, that marriage will be recognized for all federal tax purposes regardless of the law in the jurisdiction where they reside.

Furthermore, in Obergeffel v. Hodges, the U.S. Supreme Court ruled that the Fourteenth Amendment to the U.S. Constitution requires the States to license marriages between persons of the same sex and to recognize marriages of same sex couples performed lawfully in other states. The practical effect of this rule is that same sex marriages will now be recognized by the federal government and by each and every state. However, the Treasury Department and IRS did not recognize civil unions or registered domestic partnerships as marriages for federal tax purposes. Currently, if the state where a civil union or a registered domestic partnership occurred does not recognize the arrangement as a marriage, it is not a marriage for federal tax purposes.

There are specific rules for the taxation of annuity products. In many cases, these rules differ from tax rules which apply to other types of investments. For example, as an illustration of points more fully discussed below, a gain recognized upon a withdrawal from an annuity contract may be taxed differently than the gain on the sale of other types of investments, such as corporate stock, bonds or mutual funds. The gain in an annuity contract, represented by the difference between the cash value and the sum of the premiums paid into the contract, is taxed as ordinary income. By contrast, the sale of shares of corporate stock, bonds or mutual funds would be taxed as capital gains based upon the difference between the sale price and the purchase price. Depending upon how long the corporate

                                                                       PAGE 129

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stock, bonds or mutual funds were held, the owner may be entitled to reduced tax rates applicable to long term capital gains.

For variable annuity contracts, increases in contract values attributable to dividends and interest from underlying investment funds are not currently taxed, but instead the taxation of such gains is deferred until there is a withdrawal, contract surrender, or annuity payments begin, at which time they are taxed as ordinary income (as described above). This favorable treatment allows the value of the contract to remain undiminished and allows the owner to determine the timing of the receipt of taxable income. Note, however, that variable annuity contracts held in Tax Qualified Accounts do not provide any additional tax deferral benefit. A Tax Qualified Account independently provides a tax deferral benefit for gains on all assets held in such an account. By contrast, the owner of a corporate stock, bond or mutual fund held on a non-tax qualified basis who receives dividends or interest, whether in cash or as automatic reinvestments, must report such income as taxable on an annual basis. In some cases, the receipt of dividends from corporate stocks and mutual funds may enjoy favorable tax rates.

This prospectus makes no representation as to the tax rules which apply to those other types of investments and the discussion which follows makes no comparison of the described insurance products to such other investments. For a complete discussion of matters relating to taxation and the tax impact on your investments or for a comparison of taxation differences between investment products and types, please see your tax adviser.

TAXATION OF MINNESOTA LIFE AND THE VARIABLE ANNUITY ACCOUNT

We are taxed as a "life insurance company" under the Internal Revenue Code (the "Code"). The operations of the variable annuity account form a part of, and are taxed with, our other business activities. Currently, we pay no federal income tax on any investment income received by the variable annuity account or on capital gains arising from the variable annuity account's activities. The variable annuity account is not taxed as a "regulated investment company" under the Code and we do not anticipate any change in that tax status.

In calculating our corporate income tax liability, we derive certain corporate income tax benefits associated with the investment of company assets, including separate account assets that are treated as company assets under applicable income tax law. These benefits, which reduce our overall corporate income tax liability may include foreign tax credits which can be material. We do not pass these benefits through to the separate accounts, principally because: (i) the great bulk of the benefits results from the dividends received deduction, which involves no reduction in the dollar amount of dividends that the separate account receives; and (ii) under applicable income tax law, contract owners are not the owners of the assets generating the benefits.

TAXATION OF ANNUITY CONTRACTS IN GENERAL

Section 72 of the Code governs the taxation of nonqualified annuities in general and some aspects of qualified programs. No taxes are generally imposed on increases in the value of a contract until distribution occurs, either in the form of a payment in a single sum or as annuity payments under the annuity option elected. As a general rule, annuity contracts held by an entity (such as a corporation or trust) that is not a natural person are not treated as annuity contracts for federal income tax purposes. The investment income on such contracts is taxed as ordinary income that is received or accrued by the owner of the contract during the taxable year. There is an exception to this general rule for annuity contracts which are held under a plan described in Sections 401(a), 403(a), 403(b), 408 or 408A of the Code.

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There is also an exception to this general rule for immediate annuity contracts. An immediate annuity contract for these purposes is an annuity:
(i) purchased with a single premium or annuity consideration, (ii) the annuity starting date of which commences within one year from the date of the purchase of the annuity, and (iii) which provides for a series of substantially equal periodic payments (to be made not less frequently than annually) during the annuity period. Corporations, trusts and other similar entities, other than natural persons, seeking to take advantage of this exception for immediate annuity contracts should consult with a tax adviser.

If you do not annuitize your nonqualified contract on or before the maturity date, it is possible that the IRS could challenge the status of your contract as an annuity contract for tax purposes. The result of such a challenge could be that you would be viewed as either constructively receiving the increase in the contract value each year from the inception of the contract or the entire increase in the contract value would be taxable in the year you reach the maturity date. In either situation, you could realize taxable income even if the contract proceeds are not distributed to you at that time. Accordingly, before purchasing a contract, you should consult your tax advisor with respect to these issues.

DIVERSIFICATION REQUIREMENTS

Section 817(h) of the Code authorizes the Treasury Department to set standards by regulation or otherwise for the investments of the variable annuity account to be "adequately diversified" in order for the contract to be treated as an annuity contract for federal income tax purposes. The diversification requirements of Section 817(h) do not apply to annuity contracts which are held under a plan described in Sections 401(a), 403(a), 403(b), 408, 408A or 457(b) of the Code.

The variable annuity account, through the fund portfolios, intends to comply with the diversification requirements prescribed in Regulations
Section 1.817-5, which affect how the portfolio's assets may be invested. Although the investment adviser of the Securian Funds Trust is an affiliate of ours, we do not control the Securian Funds Trust nor the investments of its portfolios.

Nonetheless, we believe that each portfolio of the Securian Funds Trust in which the variable annuity account owns shares will be operated in compliance with the requirements prescribed by the Treasury Department. Contract owners bear the risk that the entire contract could be disqualified as an annuity contract under the Code due to the failure of the variable annuity account to be deemed to be "adequately diversified".

OWNERSHIP TREATMENT

In connection with its issuance of temporary and proposed regulations under
Section 817(h) in 1986, the Treasury Department announced that those regulations did not "provide guidance concerning the circumstances in which investor control of the investments of a segregated asset account may cause the investor (i.e., the contract owner), rather than the insurance company to be treated as the owner of the assets in the account" (which would result in the current taxation of the income on those assets to the contract owner). In Revenue Ruling 2003-91, the IRS provided such guidance by describing the circumstances under which the owner of a variable contract will not possess sufficient control over the assets underlying the contract to be treated as the owner of those assets for federal income tax purposes. Under the contracts in Rev. Rul. 2003-91, there was no arrangement, plan, contract or agreement between an owner and the insurance company regarding the availability of a particular investment option and other than an owner's right to allocate premiums and transfer funds among the available sub-accounts, all investment decisions concerning the sub-accounts were made by the insurance company or investment advisor in its sole and absolute discretion. Rev. Rul. 2003-91 states that the determination of whether the owner of a variable contract is to be treated as the owner of the assets held by the insurance company under the contract will depend on all of the facts and circumstances.

The Internal Revenue Service has further amplified and clarified its position in Rev. Rul. 2003-91 by issuing new regulations in 2005 and additional Revenue Rulings. Minnesota Life believes that the regulations and additional rulings are meant to clarify the IRS position in Rev. Rul. 2003-91 and that the ownership rights of a contract owner under the contract will not result in any contract owner being treated as the owner of the assets of the Variable Annuity Account. However, Minnesota Life does not know whether the IRS will issue additional guidance that will place restrictions on such ownership rights. Therefore, Minnesota Life reserves the right to modify the contract as necessary to attempt to prevent a contract owner from being considered the owner of a pro rata share of the assets of the Variable Annuity Account.

TAXATION OF PARTIAL AND FULL WITHDRAWALS

For payments made in the event of a full surrender of an annuity that is not part of a qualified program, the taxable portion of the amount you receive is generally the amount in excess of the "investment in the contract" (i.e., purchase payments less any amounts previously received from the contract which were not included in income). Amounts withdrawn upon a partial withdrawal from a variable annuity contract that is not part of a qualified program are treated first as taxable income to the extent of the excess of the contract value over the investment in the contract. This will also be true if you take withdrawals under one of the optional living benefit riders. All taxable amounts received under an annuity contract are subject to tax at ordinary rather than capital gain tax rates.

In the case of a withdrawal under an annuity that is part of a tax-qualified retirement plan, a portion of the amount received is taxable based on the ratio of the "investment in the contract" to the individual's balance in the retirement plan, generally the value of the annuity. The "investment in the contract" generally equals the portion of any deposits made by or on behalf of an individual under an annuity which was neither deductible when made nor excludable from the gross income of the individual. For annuities issued in connection with qualified plans, the "investment in the contract" can be zero.

SECTION 1035 EXCHANGES

An annuity contract may be fully or partially exchanged for another annuity contract in a tax-free exchange under IRC (S)1035. Historically, the IRS challenged attempts by taxpayers to exchange part of an annuity contract for a new annuity contract (a "Partial Exchange"). IRS rulings over the last several years have allowed annuity contract holders to make Partial Exchanges under certain conditions. If this contract is received in a Partial Exchange or is Partially Exchanged for another annuity contract, withdrawals taken from either annuity contract within 180 days from the date of the Partial Exchange may have adverse tax consequences. You should consult your tax advisor before entering into a Partial Exchange.

TAXATION OF ANNUITY PAYMENTS

The taxable portion of an annuity payment is generally equal to the excess of the payment over the exclusion amount. In the case of a fixed annuity payment, the exclusion amount is generally determined by a formula that establishes the ratio of the investment in the contract to the expected return under the contract (determined under Treasury Department regulations). In the case of variable annuity payments, the exclusion amount is generally determined by a formula that establishes the ratio of the investment in the contract to the expected number of payments to be made (determined by Treasury Department regulations which take into account the annuitant's life expectancy and the form of annuity benefit selected). The taxable portion of an annuity payment is taxed at ordinary income rates. Once the total amount of the investment under the contract is excluded using this ratio, annuity payments will be fully taxable.

TAXES PAYABLE ON OPTIONAL RIDERS

The GMWB, GLWB, and single and joint versions of GLWB II, Encore, and Ovation II options provide benefits that are different from the usual benefits available under variable annuity contracts. If you elect these options a contract owner or beneficiary may be allowed to take withdrawals under the option even after the contract value is equal to zero. Like any withdrawal under the option it is treated as a withdrawal from the contract for income tax purposes. See "Taxation of Partial and Full Withdrawals". If the investment in the contract has been fully recovered for tax purposes, then these withdrawals are generally included in the taxpayer's income.

TAXATION OF DEATH BENEFIT PROCEEDS

Death benefit payments are generally taxable to the recipient. Death benefits paid upon the death of a contract owner generally, are includable in the income of the recipient as follows: (1) if distributed in a lump sum, they are taxed in the same manner as a full surrender of the contract, as described above, or
(2) if distributed under an annuity option, they are taxed in the same manner as annuity payments, as described above. For these purposes, the investment in the contract is not affected by the owner's death. That is, the investment in the contract remains the amount of any purchase payments paid which were not excluded from gross income.

MEDICARE TAX

Beginning in 2013, distributions from non-qualified annuity contracts will be considered "investment income" for purposes of the newly enacted Medicare tax on investment income. Thus, in certain circumstances, a 3.8% tax may apply to some or all of the taxable portion of distributions (e.g., earnings) to individuals whose income exceeds certain threshold amounts ($200,000 for filing single, $250,000 for married filing jointly, and $125,000 for married filing separately.) Please consult your tax adviser for more information.

PENALTY TAX ON PREMATURE DISTRIBUTIONS

The Code imposes a 10% penalty tax on the taxable portion of certain distributions from annuity contracts. This additional tax does not apply where the payment is made under an immediate annuity contract, as defined above, or:

  .  where the taxpayer is 59 1/2 or older,

  .  where payment is made on account of the taxpayer's disability, or

  .  where payment is made by reason of the death of the owner, and

  .  in certain other circumstances.

The Code also provides an exception to the penalty tax for distributions, in periodic payments, of substantially equal installments (not less frequently than annually), where they are made for the life (or life expectancy) of the taxpayer or the joint lives (or joint life expectancies) of the taxpayer and beneficiary. For qualified plans, this exception to the 10% additional tax applies only if payments begin after separation from service.

For some types of qualified plans, other tax penalties may apply to certain distributions.

AGGREGATION OF CONTRACTS

For purposes of determining a contract owner's gross income, the Code provides that all nonqualified deferred annuity contracts issued by the same company (or its affiliates) to the same contract owner during any calendar year shall be treated as one annuity contract. Additional rules may be promulgated under this provision to prevent avoidance of its effect through the ownership of serial contracts or otherwise.

ASSIGNMENT OR PLEDGES

Transfers, assignments and certain designations of annuitants can have tax consequences. A transfer of ownership of a contract, a pledge of any interest in a contract as security for a loan, the designation of an annuitant or other payee who is not also the contract owner, or the assignment of the contract may result in certain income or gift tax consequences to the contract owner that are beyond the scope of this discussion. If you are contemplating such a transfer, pledge, designation or assignment, you should consult a competent tax adviser about its potential tax effects.

REQUIRED DISTRIBUTIONS

In order to be treated as an annuity contract for federal income tax purposes,
Section 72(s) of the Code requires any nonqualified contract issued after January 18, 1985 to provide that:

   (a) if an owner dies on or after the annuity starting date but prior to the time the entire interest in the contract has been distributed, the remaining portion of such interest will be distributed at least as rapidly as under the method of distribution being used as of the date of that owner's death; and

   (b) if an owner dies prior to the annuity starting date, the entire interest in the contract must be distributed within five years after the date of the owner's death.

The requirements of (b) above will be considered satisfied with respect to any portion of the owner's interest which is payable to or for the benefit of a "designated beneficiary" who is a natural person, is distributed over the life of that beneficiary or over a period not extending beyond the life expectancy of that beneficiary and such distributions begin within one year of that owner's death. The owner's "designated beneficiary", who must be a natural person, is the person designated by the owner as a beneficiary. If the owner's "designated beneficiary" is the surviving spouse of the owner, however, the contract may be continued with the surviving spouse as the new owner.

Nonqualified contracts issued after January 18, 1985 contain provisions which are intended to comply with the requirements of Section 72(s) of the Code, although no regulations interpreting these requirements have yet been issued. We intend to review such contract provisions and modify them if necessary to assure that they comply with the requirements of Code Section 72(s) when clarified by regulation or otherwise.

Similar rules apply to qualified contracts, with the exception of contracts held as Section 403(b) Individual Retirement Annuities where the Contract Owner's surviving spouse may not assume the Contract as his or her own Contract.

POSSIBLE CHANGES IN TAXATION

Although the likelihood of there being any change is uncertain, there is always the possibility that the tax treatment of the contracts could change by legislation or other means. Moreover, it is also possible that any change could be retroactive (that is, taking effect before the date the legislation is passed). You should consult a tax adviser with respect to legislative developments and their effect on the contract.

TAX QUALIFIED PROGRAMS

The contract is designed for use with several types of retirement plans that qualify for special tax treatment. The tax rules applicable to participants and beneficiaries in retirement plans vary according to the type of plan and the terms and conditions of the plan. Special favorable tax treatment may be available for certain types of contributions and distributions. Adverse tax consequences may result from:

  .  contributions in excess of specified limits;

  .  distributions prior to age 59 1/2 (subject to certain exceptions);

  .  distributions that do not conform to specified minimum distribution rules;
     and

  .  other specified circumstances.

We make no attempt to provide more than general information about the use of annuities with the various types of retirement plans. Tax deferral under annuity contracts purchased in connection with tax-qualified plans arises under the specific provisions of the Code governing the tax-qualified plan, so a contract should be purchased only for the features and benefits other than tax deferral that are available under an annuity contract purchased in connection with tax-qualified plans, and not for the purpose of obtaining tax deferral. The rights of any person to any benefits under annuity contracts purchased in connection with these plans may be subject to the terms and conditions of the plans themselves, regardless of the terms and conditions of the annuity issued in connection with such a plan. Some retirement plans are subject to transfer restrictions, distribution and other requirements that are not incorporated into our annuity administration procedures. Owners, participants and beneficiaries are responsible for determining that contributions, distributions and other transactions with respect to the contracts comply with applicable law. If you intend to purchase a contract for use with any retirement plan you should consult your legal counsel and tax adviser regarding the suitability of the contract.

Any annuity contract that is part of a qualified retirement plan must comply with the required minimum distribution (RMD) provisions of the Code, and the implementing regulations. A failure to comply with the RMD requirements will generally result in the imposition of an excise tax on the recipient equal to 50% of the amount by which the RMD exceeds the amount actually distributed. Under certain limited circumstances, IRS regulations treat partial withdrawals from your qualified retirement plan contract after annuity payments have begun after the required beginning date without violating the RMD rules. We will notify any holder of a contract under a qualified plan who requests such a partial withdrawal of the effects of such the withdrawal on the contract prior to processing the withdrawal.

For qualified plans under Sections 401(a), 403(b), and 457, the Code requires that distributions generally must commence no later than the later of April 1 of the calendar year following the calendar year in which the owner (or plan participant): (i) reaches age 70 1/2, or (ii) if later retires; and must be made in a specified form or manner. If the plan participant is a "5 percent owner" (as defined in the Code), distributions generally must begin no later than April 1 of the calendar year following the calendar year in which the owner (or plan participant) reaches age 70 1/2. For IRAs described in
Section 408, distributions generally must commence no later than April 1 of the calendar year following the calendar year in which the owner reaches age
70 1/2. Roth IRAs under Section 408A do not require distributions at any time prior to the owner's death.

To the extent the optional death benefit riders alter the timing or the amount of the payment of distributions under a qualified contract, the riders cannot be paid out in violation of the minimum distribution rules of the Code.

In accordance with recent changes in laws and regulations RMDs must be calculated based on the sum of the contract value and the actuarial value of any additional death benefits and benefits from optional riders that you have purchased under the contract. As a result, the RMDs may be larger than if the calculation were based on the contract value alone. This may result in an earlier (but not before the required beginning date) distribution under the contract and an increased amount of taxable income distributed to the contract owner, and a reduction of death benefits and the benefits of any optional riders.

IRA ROLLOVERS. The Internal Revenue Service issued guidance effective on January 1, 2015 that limits the use of indirect rollovers for individual retirement accounts (IRA's). As of that date, IRA account holders will be limited to one indirect rollover for all IRA accounts in any twelve month period. The twelve month period is measured from the date of the last indirect rollover. An indirect rollover occurs when you take a distribution in cash from your IRA with the intention of transferring it to another IRA within the 60 day period allowed under the Code. This new guidance does not affect direct rollovers where an unlimited number of transfers from one IRA trustee directly to another IRA trustee may be made in a twelve month period. You should consult your tax advisor regarding rollovers of annuity contracts held in IRA's.

WITHHOLDING

In general, distributions from annuity contracts are subject to federal income tax withholding unless the recipient elects not to have tax withheld. Some states have enacted similar rules. Different rules may apply to payments delivered outside the United States.

The Code generally allows the rollover of most distributions to and from tax-qualified plans, Section 403(b) annuities, individual retirement plans and eligible deferred compensation plans of state or local governments under
Section 457(b). Distributions which may not be rolled over are those which are:

  . one of a series of substantially equal annual (or more frequent) payments made:

    .   over the life or life expectancy of the employee,

    . over the joint lives or joint life expectancies of the employee and the employee's designated beneficiary, or

    .   for a specified period of ten years or more,

  .  a required minimum distribution,

  .  a hardship distribution, or

  .  the non-taxable portion of a distribution.

Any distribution eligible for rollover, which may include payment to an employee, an employee's surviving spouse, or an ex-spouse who is an alternate payee, will be subject to mandatory federal tax withholding at a 20% rate unless the distribution is made as a direct rollover to a tax-qualified plan or to an individual retirement account or annuity. It should be noted that amounts received by individuals which are eligible for rollover may still be placed in another tax-qualified plan or individual retirement account or individual retirement annuity if the transaction is completed within 60 days after the distribution has been received. However a taxpayer must replace withheld amounts with other funds in order to avoid taxation on the amount previously withheld.

SEE YOUR OWN TAX ADVISER

The foregoing summary of the federal income tax consequences under these contracts is not exhaustive. The benefits and features of this contract, when owned by employer provided welfare benefit arrangements or other types of special purpose entities, may impact any unique tax aspects such arrangements or entities may enjoy. Special rules may apply to situations not discussed here. Should a plan lose its qualified status, employees will lose some of the tax benefits described. Statutory changes in the Code with varying effective dates, and regulations adopted thereunder may also alter the tax consequences of specific factual situations. Due to the complexity of the applicable laws, tax advice may be needed by a person contemplating the purchase of a variable annuity contract or exercising elections under such a contract. For further information you should consult a tax adviser.

PERFORMANCE DATA

From time to time the variable annuity account may publish advertisements containing performance data relating to its sub-accounts. In the case of the government money market portfolio, the variable annuity account will publish yield or effective yield quotations for a seven-day or other specified period. In the case of the other portfolios, performance data will consist of average annual total return quotations for one year, five year and ten year periods and for the period when the portfolios first became available to the variable annuity account. Such performance data may be accompanied by cumulative total return quotations for the comparable periods. For periods prior to the date of this Prospectus the quotations will be based on the assumption that the contract described herein was issued when the underlying portfolios first became available to the variable annuity account under other contracts issued by us. The government money market portfolio may also quote such average annual and cumulative total return figures. Performance figures used by the variable annuity account are based on historical information of the portfolios for specified periods, and the figures are not intended to suggest that such performance will continue in the future. Performance figures of the variable annuity account will reflect charges made pursuant to the terms of the contracts offered by this Prospectus and charges of underlying funds. More detailed information on the computations is set forth in the Statement of Additional Information.

CYBERSECURITY

Our variable annuity product business is highly dependent upon the effective operation of our computer systems and those of our business partners, so our business is potentially susceptible to operational and information security risks resulting from a cyber-attack. These risks include, among other things, the theft, misuse, corruption and destruction of data maintained online or digitally, denial of service on websites and other operational disruption and unauthorized release of confidential customer information. Cyber-attacks affecting us, the portfolios, intermediaries and other affiliated or third-party service providers may adversely affect us and your product values. For instance, cyber-attacks may interfere with our processing of contract transactions (including the processing of orders through our online service centers or with the portfolios), impact our ability to calculate values, cause the release and possible destruction of confidential customer or business information, impede order processing, subject us and/or our service providers and intermediaries to regulatory fines and financial losses and/or cause reputational damage. Cybersecurity risks may also impact the issuers of securities in which the portfolios invest, which may cause the portfolios to lose value. While the Company has implemented administrative, technical and physical safeguards that are reasonably designed to protect confidential customer information and confidential business information, there can be no assurance that we or the portfolios or our service providers will avoid losses affecting your contract due to cyber-attacks or information security breaches in the future.

STATEMENT OF ADDITIONAL INFORMATION

A Statement of Additional Information, which contains additional information including financial statements, is available from us at your request. The table of contents for that Statement of Additional Information is as follows:
       General Information and History
       Distribution of Contract
       Performance
       Independent Registered Public Accounting Firm
       Registration Statement
       Financial Statements

    APPENDIX A -- CONDENSED FINANCIAL INFORMATION AND FINANCIAL STATEMENTS

    The table below is designed to help you understand how the sub-account options have performed. It shows the value of a sub-account at the beginning and end of each period, as well as the number of sub-account units at the end of each period. A sub-account unit is also referred to as an ACCUMULATION UNIT. Each possible charge combination is reflected in the following tables. You should read the table in conjunction with the financial statements for the variable annuity account and the consolidated financial statements of Minnesota Life Insurance Company. The financial statements of the variable annuity account and the consolidated financial statements of Minnesota Life Insurance Company may be found in the Statement of Additional Information.
1.65% Variable Account Charge



                         UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                         BEGINNING OF  AT END OF  OUTSTANDING AT
                            PERIOD       PERIOD    END OF PERIOD
                         ------------- ---------- ---------------
              AB VPS DYNAMIC ASSET ALLOCATION SUB-ACCOUNT(F):
               2017.....     $1.06       $1.19         109,908
               2016.....     $1.04       $1.06         166,485
               2015.....     $1.07       $1.04         279,522
               2014.....     $1.05       $1.07          30,319
               2013.....     $1.00       $1.05          32,093
              AB VPS INTERNATIONAL VALUE SUB-ACCOUNT:
               2017.....     $0.56       $0.69          63,589
               2016.....     $0.57       $0.56          69,340
               2015.....     $0.57       $0.57          64,450
               2014.....     $0.62       $0.57          66,679
               2013.....     $0.51       $0.62          63,205
               2012.....     $0.45       $0.51              --
               2011.....     $0.57       $0.45              --
               2010.....     $0.56       $0.57              --
               2009.....     $0.42       $0.56              --
               2008.....     $0.92       $0.42              --
              AMERICAN CENTURY VP INCOME & GROWTH SUB-ACCOUNT:
               2017.....     $2.27       $2.69         115,326
               2016.....     $2.04       $2.27         185,589
               2015.....     $2.21       $2.04          30,516
               2014.....     $2.00       $2.21          20,364
               2013.....     $1.50       $2.00          19,886
               2012.....     $1.33       $1.50          22,920
               2011.....     $1.32       $1.33          15,208
               2010.....     $1.18       $1.32              --
               2009.....     $1.01       $1.18              --
               2008.....     $1.58       $1.01              --
              AMERICAN CENTURY VP INFLATION PROTECTION
               SUB-ACCOUNT:
               2017.....     $1.19       $1.21         982,345
               2016.....     $1.16       $1.19       1,066,489
               2015.....     $1.21       $1.16       1,230,809
               2014.....     $1.19       $1.21       1,344,101
               2013.....     $1.32       $1.19       1,542,588
               2012.....     $1.25       $1.32       1,509,042
               2011.....     $1.14       $1.25       1,176,798
               2010.....     $1.10       $1.14       1,059,887
               2009.....     $1.01       $1.10         334,716
               2008.....     $1.05       $1.01           4,665




                         UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                         BEGINNING OF  AT END OF  OUTSTANDING AT
                            PERIOD       PERIOD    END OF PERIOD
                         ------------- ---------- ---------------
              AMERICAN FUNDS IS GLOBAL BOND SUB-ACCOUNT(C):
               2017.....     $0.94       $0.99         52,979
               2016.....     $0.93       $0.94         47,667
               2015.....     $0.99       $0.93         17,729
               2014.....     $0.99       $0.99         17,185
               2013.....     $1.03       $0.99         16,399
               2012.....     $0.99       $1.03         13,808
               2011.....     $1.00       $0.99          9,072
              AMERICAN FUNDS IS GLOBAL GROWTH SUB-ACCOUNT(C):
               2017.....     $1.33       $1.72        374,009
               2016.....     $1.34       $1.33        406,746
               2015.....     $1.27       $1.34        417,844
               2014.....     $1.27       $1.27        577,952
               2013.....     $1.00       $1.27        492,847
               2012.....     $0.83       $1.00         79,752
               2011.....     $1.00       $0.83         44,386
              AMERICAN FUNDS IS GLOBAL SMALL CAPITALIZATION
               SUB-ACCOUNT(C):
               2017.....     $1.11       $1.38         40,365
               2016.....     $1.11       $1.11         34,467
               2015.....     $1.12       $1.11         37,755
               2014.....     $1.12       $1.12         10,113
               2013.....     $0.89       $1.12          9,946
               2012.....     $0.76       $0.89          9,135
               2011.....     $1.00       $0.76          3,430
              AMERICAN FUNDS IS GROWTH SUB-ACCOUNT(C):
               2017.....     $1.55       $1.96         27,313
               2016.....     $1.44       $1.55         31,063
               2015.....     $1.37       $1.44        128,931
               2014.....     $1.28       $1.37         31,667
               2013.....     $1.00       $1.28         18,308
               2012.....     $0.87       $1.00         19,277
               2011.....     $1.00       $0.87          9,250
              AMERICAN FUNDS IS GROWTH-INCOME SUB-ACCOUNT(C):
               2017.....     $1.64       $1.97        151,047
               2016.....     $1.49       $1.64        172,269
               2015.....     $1.49       $1.49        221,786
               2014.....     $1.37       $1.49        195,755
               2013.....     $1.05       $1.37        136,281
               2012.....     $0.90       $1.05        151,225
               2011.....     $1.00       $0.90         18,645

1.65% Variable Account Charge Continued



                         UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                         BEGINNING OF  AT END OF  OUTSTANDING AT
                            PERIOD       PERIOD    END OF PERIOD
                         ------------- ---------- ---------------
              AMERICAN FUNDS IS INTERNATIONAL SUB-ACCOUNT(C):
               2017.....     $0.99       $1.29        106,289
               2016.....     $0.97       $0.99        125,554
               2015.....     $1.03       $0.97        149,983
               2014.....     $1.08       $1.03        155,162
               2013.....     $0.90       $1.08        154,462
               2012.....     $0.78       $0.90        122,760
               2011.....     $1.00       $0.78         37,565
              AMERICAN FUNDS IS NEW WORLD(R) SUB-ACCOUNT(C):
               2017.....     $0.92       $1.17        343,973
               2016.....     $0.89       $0.92        391,810
               2015.....     $0.93       $0.89        390,390
               2014.....     $1.03       $0.93        380,491
               2013.....     $0.94       $1.03        408,399
               2012.....     $0.81       $0.94         90,518
               2011.....     $1.00       $0.81         40,868
              AMERICAN FUNDS IS U.S. GOVERNMENT/AAA-RATED
               SECURITIES SUB-ACCOUNT(C):
               2017.....     $1.03       $1.03        112,699
               2016.....     $1.04       $1.03        154,795
               2015.....     $1.04       $1.04        136,939
               2014.....     $1.01       $1.04        134,803
               2013.....     $1.06       $1.01        128,511
               2012.....     $1.05       $1.06         97,352
               2011.....     $1.00       $1.05         35,426
              CLEARBRIDGE VARIABLE SMALL CAP GROWTH
               SUB-ACCOUNT(N):
               2017.....     $0.99       $1.20          4,913
               2016.....     $0.95       $0.99             --
               2015.....     $1.00       $0.95          6,724
              FIDELITY(R) VIP FUNDS EQUITY-INCOME SUB-ACCOUNT:
               2017.....     $2.27       $2.52        196,066
               2016.....     $1.96       $2.27        242,106
               2015.....     $2.08       $1.96        268,564
               2014.....     $1.95       $2.08        283,717
               2013.....     $1.55       $1.95        414,822
               2012.....     $1.35       $1.55        521,075
               2011.....     $1.36       $1.35        609,343
               2010.....     $1.21       $1.36        734,592
               2009.....     $0.94       $1.21        777,383
               2008.....     $1.68       $0.94        696,939
              FIDELITY(R) VIP FUNDS MID CAP SUB-ACCOUNT:
               2017.....     $3.76       $4.46         44,348
               2016.....     $3.42       $3.76         52,786
               2015.....     $3.53       $3.42         62,074
               2014.....     $3.39       $3.53         66,405
               2013.....     $2.53       $3.39         70,822
               2012.....     $2.25       $2.53         81,730
               2011.....     $2.57       $2.25         70,197
               2010.....     $2.03       $2.57        184,918
               2009.....     $1.48       $2.03         47,367
               2008.....     $2.48       $1.48         49,725





                         UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                         BEGINNING OF  AT END OF  OUTSTANDING AT
                            PERIOD       PERIOD    END OF PERIOD
                         ------------- ---------- ---------------
              FRANKLIN MUTUAL SHARES VIP SUB-ACCOUNT:
               2017.....     $2.23       $2.37          25,270
               2016.....     $1.95       $2.23          26,781
               2015.....     $2.08       $1.95          29,773
               2014.....     $1.98       $2.08          32,989
               2013.....     $1.57       $1.98          41,156
               2012.....     $1.40       $1.57          48,073
               2011.....     $1.43       $1.40          37,590
               2010.....     $1.31       $1.43         260,332
               2009.....     $1.06       $1.31          21,240
               2008.....     $1.71       $1.06          16,032
              FRANKLIN SMALL CAP VALUE VIP SUB-ACCOUNT:
               2017.....     $1.64       $1.78         172,490
               2016.....     $1.28       $1.64         201,493
               2015.....     $1.40       $1.28         234,845
               2014.....     $1.42       $1.40         243,990
               2013.....     $1.06       $1.42         296,268
               2012.....     $0.91       $1.06         418,480
               2011.....     $0.96       $0.91         373,042
               2010.....     $0.76       $0.96         334,608
               2009.....     $0.60       $0.76         232,706
               2008.....     $0.91       $0.60          32,342
              FRANKLIN SMALL-MID CAP GROWTH VIP SUB-ACCOUNT:
               2017.....     $2.51       $3.00          19,031
               2016.....     $2.45       $2.51          20,688
               2015.....     $2.56       $2.45          20,653
               2014.....     $2.42       $2.56          22,739
               2013.....     $1.78       $2.42          28,999
               2012.....     $1.63       $1.78          21,470
               2011.....     $1.74       $1.63          19,942
               2010.....     $1.39       $1.74          17,565
               2009.....     $0.98       $1.39              --
               2008.....     $1.74       $0.98              --
              GOLDMAN SACHS VIT GLOBAL TRENDS ALLOCATION
               SUB-ACCOUNT(F):
               2017.....     $1.01       $1.12          29,298
               2016.....     $0.98       $1.01          70,764
               2015.....     $1.06       $0.98         101,158
               2014.....     $1.04       $1.06          42,846
               2013.....     $1.00       $1.04          44,250
              GOLDMAN SACHS VIT HIGH QUALITY FLOATING RATE
               SUB-ACCOUNT(B):
               2017.....     $1.02       $1.01       1,038,582
               2016.....     $1.02       $1.02       1,131,550
               2015.....     $1.04       $1.02       1,192,306
               2014.....     $1.06       $1.04       1,257,344
               2013.....     $1.08       $1.06       1,271,174
               2012.....     $1.06       $1.08         702,710
               2011.....     $1.02       $1.06         499,325
               2010.....     $1.00       $1.02         389,032

1.65% Variable Account Charge Continued



                         UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                         BEGINNING OF  AT END OF  OUTSTANDING AT
                            PERIOD       PERIOD    END OF PERIOD
                         ------------- ---------- ---------------
              INVESCO V.I. AMERICAN VALUE SUB-ACCOUNT:
               2017.....     $1.47       $1.59         41,563
               2016.....     $1.30       $1.47         64,744
               2015.....     $1.45       $1.30         74,521
               2014.....     $1.35       $1.45         52,658
               2013.....     $1.03       $1.35         49,964
               2012.....     $0.89       $1.03         15,164
               2011.....     $0.90       $0.89         14,171
               2010.....     $0.75       $0.90          4,027
               2009.....     $0.55       $0.75             --
               2008.....     $0.95       $0.55             --
              INVESCO V.I. COMSTOCK SUB-ACCOUNT:
               2017.....     $2.52       $2.91        161,568
               2016.....     $2.19       $2.52        192,313
               2015.....     $2.37       $2.19        216,449
               2014.....     $2.21       $2.37        222,746
               2013.....     $1.66       $2.21        271,122
               2012.....     $1.42       $1.66        304,737
               2011.....     $1.47       $1.42        243,887
               2010.....     $1.29       $1.47        163,605
               2009.....     $1.02       $1.29         10,028
               2008.....     $1.62       $1.02         12,256
              INVESCO V.I. EQUITY AND INCOME SUB-ACCOUNT(D):
               2017.....     $1.70       $1.85          5,288
               2016.....     $1.51       $1.70             --
               2015.....     $1.57       $1.51             --
               2014.....     $1.47       $1.57         21,314
               2013.....     $1.20       $1.47             --
               2012.....     $1.08       $1.20             --
               2011.....     $1.12       $1.08         11,220
               2010.....     $1.06       $1.12          2,248
               2009.....     $0.80       $1.06             --
               2008.....     $1.33       $0.80             --
              INVESCO V.I. GROWTH AND INCOME SUB-ACCOUNT:
               2017.....     $2.67       $2.99          3,114
               2016.....     $2.27       $2.67         13,504
               2015.....     $2.39       $2.27          3,535
               2014.....     $2.21       $2.39          6,002
               2013.....     $1.68       $2.21         56,009
               2012.....     $1.49       $1.68         66,245
               2011.....     $1.55       $1.49          5,737
               2010.....     $1.41       $1.55          5,537
               2009.....     $1.15       $1.41            988
               2008.....     $1.73       $1.15            994
              INVESCO V.I. SMALL CAP EQUITY SUB-ACCOUNT:
               2017.....     $1.40       $1.57        236,462
               2016.....     $1.27       $1.40        278,692
               2015.....     $1.37       $1.27        313,315
               2014.....     $1.37       $1.37        347,772
               2013.....     $1.02       $1.37        433,371
               2012.....     $0.91       $1.02        528,502
               2011.....     $0.93       $0.91        582,152
               2010.....     $0.74       $0.93        550,077
               2009.....     $0.62       $0.74        363,919
               2008.....     $0.92       $0.62         62,111





                         UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                         BEGINNING OF  AT END OF  OUTSTANDING AT
                            PERIOD       PERIOD    END OF PERIOD
                         ------------- ---------- ---------------
              IVY VIP ASSET STRATEGY SUB-ACCOUNT(W):
               2017.....     $2.45       $2.85       1,485,226
               2016.....     $2.56       $2.45       1,598,966
               2015.....     $2.84       $2.56       1,680,220
               2014.....     $3.05       $2.84       1,728,017
               2013.....     $2.48       $3.05       1,837,191
               2012.....     $2.11       $2.48       1,943,044
               2011.....     $2.31       $2.11       1,544,942
               2010.....     $2.16       $2.31       1,253,616
               2009.....     $1.76       $2.16          89,512
               2008.....     $2.41       $1.76          83,907
              IVY VIP BALANCED SUB-ACCOUNT(W):
               2017.....     $2.03       $2.22         207,482
               2016.....     $2.02       $2.03         193,816
               2015.....     $2.06       $2.02         193,849
               2014.....     $1.95       $2.06         153,738
               2013.....     $1.60       $1.95         222,752
               2012.....     $1.46       $1.60         241,472
               2011.....     $1.43       $1.46          94,920
               2010.....     $1.25       $1.43          35,552
               2009.....     $1.12       $1.25           5,772
               2008.....     $1.44       $1.12           5,801
              IVY VIP CORE EQUITY SUB-ACCOUNT(W):
               2017.....     $2.48       $2.95         446,773
               2016.....     $2.43       $2.48         491,854
               2015.....     $2.49       $2.43         511,311
               2014.....     $2.31       $2.49         560,384
               2013.....     $1.76       $2.31         600,990
               2012.....     $1.51       $1.76         127,564
               2011.....     $1.51       $1.51          78,159
               2010.....     $1.27       $1.51              --
               2009.....     $1.04       $1.27              --
               2008.....     $1.62       $1.04              --
              IVY VIP GLOBAL GROWTH SUB-ACCOUNT(W):
               2017.....     $1.97       $2.41         231,109
               2016.....     $2.07       $1.97         292,854
               2015.....     $2.03       $2.07         350,685
               2014.....     $2.05       $2.03         352,094
               2013.....     $1.74       $2.05         370,159
               2012.....     $1.50       $1.74         405,372
               2011.....     $1.65       $1.50         300,847
               2010.....     $1.46       $1.65         174,563
               2009.....     $1.17       $1.46              --
               2008.....     $2.05       $1.17              --
              IVY VIP HIGH INCOME SUB-ACCOUNT(F)(M)(W):
               2017.....     $1.09       $1.14         912,444
               2016.....     $0.95       $1.09       1,001,231
               2015.....     $1.03       $0.95       1,044,847
               2014.....     $1.03       $1.03       2,045,085
               2013.....     $1.00       $1.03          88,261

1.65% Variable Account Charge Continued



                         UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                         BEGINNING OF  AT END OF  OUTSTANDING AT
                            PERIOD       PERIOD    END OF PERIOD
                         ------------- ---------- ---------------
              IVY VIP INTERNATIONAL CORE EQUITY SUB-ACCOUNT(W):
               2017.....     $2.49       $3.01         482,218
               2016.....     $2.50       $2.49         565,606
               2015.....     $2.57       $2.50         576,593
               2014.....     $2.57       $2.57         623,850
               2013.....     $2.09       $2.57         766,929
               2012.....     $1.88       $2.09       1,119,435
               2011.....     $2.22       $1.88       1,043,117
               2010.....     $1.97       $2.22       1,081,383
               2009.....     $1.47       $1.97         630,710
               2008.....     $2.58       $1.47         443,768
              IVY VIP MICRO CAP GROWTH SUB-ACCOUNT(W):
               2017.....     $3.24       $3.46          57,069
               2016.....     $2.90       $3.24          58,698
               2015.....     $3.25       $2.90          57,565
               2014.....     $3.36       $3.25          63,030
               2013.....     $2.17       $3.36          72,448
               2012.....     $1.98       $2.17          73,508
               2011.....     $2.16       $1.98          81,062
               2010.....     $1.56       $2.16          49,887
               2009.....     $1.12       $1.56             372
               2008.....     $2.19       $1.12             375
              IVY VIP MID CAP GROWTH SUB-ACCOUNT(W):
               2017.....     $2.38       $2.97         159,986
               2016.....     $2.28       $2.38         192,742
               2015.....     $2.46       $2.28         225,988
               2014.....     $2.32       $2.46         252,214
               2013.....     $1.82       $2.32         258,714
               2012.....     $1.63       $1.82         258,590
               2011.....     $1.66       $1.63         139,346
               2010.....     $1.28       $1.66          75,252
               2009.....     $0.89       $1.28             713
               2008.....     $1.42       $0.89              --
              IVY VIP NATURAL RESOURCES SUB-ACCOUNT(W)(Y):
               2017.....     $1.06       $1.07         632,795
               2016.....     $0.87       $1.06         658,076
               2015.....     $1.14       $0.87         673,464
               2014.....     $1.33       $1.14         563,671
               2013.....     $1.25       $1.33         587,532
               2012.....     $1.25       $1.25         544,584
               2011.....     $1.62       $1.25         429,200
               2010.....     $1.41       $1.62         241,859
               2009.....     $0.82       $1.41          38,775
               2008.....     $2.17       $0.82         114,933
              IVY VIP PATHFINDER MODERATE -- MANAGED VOLATILITY
               SUB-ACCOUNT(G)(W):
               2017.....     $1.05       $1.17         252,937
               2016.....     $1.05       $1.05         262,796
               2015.....     $1.07       $1.05         258,985
               2014.....     $1.05       $1.07         119,264
               2013.....     $1.00       $1.05              --





                         UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                         BEGINNING OF  AT END OF  OUTSTANDING AT
                            PERIOD       PERIOD    END OF PERIOD
                         ------------- ---------- ---------------
              IVY VIP PATHFINDER MODERATELY AGGRESSIVE --
               MANAGED VOLATILITY SUB-ACCOUNT(G)(W):
               2017.....     $1.06       $1.20         46,894
               2016.....     $1.05       $1.06         49,843
               2015.....     $1.07       $1.05        148,949
               2014.....     $1.05       $1.07        157,087
               2013.....     $1.00       $1.05             --
              IVY VIP PATHFINDER MODERATELY CONSERVATIVE --
               MANAGED VOLATILITY SUB-ACCOUNT(G)(W):
               2017.....     $1.02       $1.13        262,629
               2016.....     $1.03       $1.02        309,567
               2015.....     $1.05       $1.03        310,550
               2014.....     $1.04       $1.05         37,085
               2013.....     $1.00       $1.04             --
              IVY VIP SCIENCE AND TECHNOLOGY SUB-ACCOUNT(W):
               2017.....     $3.32       $4.32        194,751
               2016.....     $3.33       $3.32        216,284
               2015.....     $3.48       $3.33        235,866
               2014.....     $3.44       $3.48        231,227
               2013.....     $2.24       $3.44        276,709
               2012.....     $1.78       $2.24        292,453
               2011.....     $1.92       $1.78        227,388
               2010.....     $1.73       $1.92        181,910
               2009.....     $1.22       $1.73          1,741
               2008.....     $1.88       $1.22         10,022
              IVY VIP SMALL CAP CORE SUB-ACCOUNT(W)(Z):
               2017.....     $3.45       $3.86        158,165
               2016.....     $2.72       $3.45        185,165
               2015.....     $2.93       $2.72        195,890
               2014.....     $2.78       $2.93        210,738
               2013.....     $2.12       $2.78        237,077
               2012.....     $1.82       $2.12        286,117
               2011.....     $2.12       $1.82        273,424
               2010.....     $1.70       $2.12        259,930
               2009.....     $1.34       $1.70        187,424
               2008.....     $1.84       $1.34        216,411
              IVY VIP VALUE SUB-ACCOUNT(W):
               2017.....     $2.22       $2.46        532,949
               2016.....     $2.03       $2.22        556,140
               2015.....     $2.15       $2.03        571,337
               2014.....     $1.97       $2.15        623,089
               2013.....     $1.48       $1.97        700,139
               2012.....     $1.27       $1.48        867,414
               2011.....     $1.39       $1.27        895,014
               2010.....     $1.19       $1.39         37,889
               2009.....     $0.95       $1.19          1,889
               2008.....     $1.47       $0.95             --

1.65% Variable Account Charge Continued



                         UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                         BEGINNING OF  AT END OF  OUTSTANDING AT
                            PERIOD       PERIOD    END OF PERIOD
                         ------------- ---------- ---------------
              JANUS HENDERSON BALANCED SUB-ACCOUNT(AC):
               2017.....     $2.22       $2.58        319,346
               2016.....     $2.17       $2.22        368,105
               2015.....     $2.19       $2.17        361,422
               2014.....     $2.06       $2.19        382,317
               2013.....     $1.75       $2.06        422,154
               2012.....     $1.57       $1.75        310,506
               2011.....     $1.57       $1.57        306,633
               2010.....     $1.48       $1.57        281,484
               2009.....     $1.20       $1.48         84,884
               2008.....     $1.45       $1.20             --
              JANUS HENDERSON FLEXIBLE BOND SUB-ACCOUNT(N)(AD):
               2017.....     $0.98       $1.00         55,335
               2016.....     $0.98       $0.98         48,691
               2015.....     $1.00       $0.98         17,534
              JANUS HENDERSON FORTY SUB-ACCOUNT(AE):
               2017.....     $3.01       $3.84         63,640
               2016.....     $3.00       $3.01         84,459
               2015.....     $2.72       $3.00        118,040
               2014.....     $2.55       $2.72        102,437
               2013.....     $1.98       $2.55        125,959
               2012.....     $1.63       $1.98         96,097
               2011.....     $1.78       $1.63         98,411
               2010.....     $1.70       $1.78         66,572
               2009.....     $1.18       $1.70         22,919
               2008.....     $2.16       $1.18         28,576
              JANUS HENDERSON MID CAP VALUE SUB-ACCOUNT(AF):
               2017.....     $1.51       $1.69        261,802
               2016.....     $1.29       $1.51        302,921
               2015.....     $1.37       $1.29        313,691
               2014.....     $1.28       $1.37        352,229
               2013.....     $1.03       $1.28        408,414
               2012.....     $0.95       $1.03        421,688
               2011.....     $1.00       $0.95        425,967
               2010.....     $0.88       $1.00        350,716
               2009.....     $0.67       $0.88        172,523
               2008.....     $0.95       $0.67         27,098
              JANUS HENDERSON OVERSEAS SUB-ACCOUNT(AG):
               2017.....     $2.25       $2.89        237,357
               2016.....     $2.45       $2.25        297,447
               2015.....     $2.73       $2.45        278,844
               2014.....     $3.16       $2.73        277,809
               2013.....     $2.81       $3.16        342,341
               2012.....     $2.52       $2.81        420,496
               2011.....     $3.79       $2.52        434,419
               2010.....     $3.08       $3.79        380,983
               2009.....     $1.75       $3.08        369,204
               2008.....     $3.73       $1.75        312,169





                         UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                         BEGINNING OF  AT END OF  OUTSTANDING AT
                            PERIOD       PERIOD    END OF PERIOD
                         ------------- ---------- ---------------
              MFS(R) MID CAP GROWTH SERIES SUB-ACCOUNT:
               2017.....     $2.12       $2.65              --
               2016.....     $2.06       $2.12              --
               2015.....     $2.01       $2.06              --
               2014.....     $1.88       $2.01              --
               2013.....     $1.39       $1.88           8,692
               2012.....     $1.22       $1.39           9,851
               2011.....     $1.32       $1.22           9,682
               2010.....     $1.04       $1.32          10,026
               2009.....     $0.75       $1.04              --
               2008.....     $1.57       $0.75              --
              MFS(R) VIT II INTERNATIONAL VALUE SUB-ACCOUNT(N):
               2017.....     $0.98       $1.23          65,969
               2016.....     $0.96       $0.98          41,528
               2015.....     $1.00       $0.96              --
              MORGAN STANLEY VIF EMERGING MARKETS EQUITY
               SUB-ACCOUNT(AA):
               2017.....     $0.64       $0.85         940,074
               2016.....     $0.61       $0.64       1,281,897
               2015.....     $0.70       $0.61         694,753
               2014.....     $0.74       $0.70         686,767
               2013.....     $0.76       $0.74         705,346
               2012.....     $0.65       $0.76         770,789
               2011.....     $0.81       $0.65         687,924
               2010.....     $0.69       $0.81         457,964
               2009.....     $0.41       $0.69         143,169
               2008.....     $0.97       $0.41          13,349
              MORNINGSTAR AGGRESSIVE GROWTH ETF ASSET ALLOCATION
               SUB-ACCOUNT(R):
               2017.....     $1.09       $1.28         163,711
               2016.....     $0.99       $1.09         187,468
               2015.....     $1.04       $0.99         164,441
               2014.....     $1.01       $1.04         169,129
               2013.....     $0.87       $1.01         215,919
               2012.....     $0.78       $0.87         225,487
               2011.....     $0.83       $0.78         498,985
               2010.....     $0.73       $0.83         491,389
               2009.....     $0.58       $0.73         471,127
               2008.....     $0.94       $0.58              --
              MORNINGSTAR BALANCED ETF ASSET ALLOCATION
               SUB-ACCOUNT(S):
               2017.....     $1.16       $1.29         921,760
               2016.....     $1.08       $1.16       1,445,521
               2015.....     $1.13       $1.08       1,697,209
               2014.....     $1.10       $1.13       2,367,313
               2013.....     $1.00       $1.10       2,865,620
               2012.....     $0.91       $1.00       2,805,015
               2011.....     $0.94       $0.91       2,091,582
               2010.....     $0.85       $0.94       1,647,188
               2009.....     $0.73       $0.85       1,590,284
               2008.....     $0.97       $0.73         401,334

1.65% Variable Account Charge Continued



                         UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                         BEGINNING OF  AT END OF  OUTSTANDING AT
                            PERIOD       PERIOD    END OF PERIOD
                         ------------- ---------- ---------------
              MORNINGSTAR CONSERVATIVE ETF ASSET ALLOCATION
               SUB-ACCOUNT(T):
               2017.....     $1.11       $1.16         569,379
               2016.....     $1.08       $1.11         827,490
               2015.....     $1.11       $1.08         754,525
               2014.....     $1.10       $1.11         746,867
               2013.....     $1.09       $1.10       1,492,306
               2012.....     $1.06       $1.09       1,902,209
               2011.....     $1.04       $1.06       1,783,969
               2010.....     $0.99       $1.04       1,576,963
               2009.....     $0.93       $0.99       1,121,699
               2008.....     $1.01       $0.93          10,466
              MORNINGSTAR GROWTH ETF ASSET ALLOCATION
               SUB-ACCOUNT(U):
               2017.....     $1.13       $1.30           3,198
               2016.....     $1.04       $1.13          19,469
               2015.....     $1.09       $1.04         163,436
               2014.....     $1.06       $1.09         164,051
               2013.....     $0.92       $1.06         204,446
               2012.....     $0.83       $0.92         210,000
               2011.....     $0.88       $0.83         178,532
               2010.....     $0.78       $0.88         168,084
               2009.....     $0.64       $0.78         436,751
               2008.....     $0.95       $0.64              --
              MORNINGSTAR INCOME AND GROWTH ETF ASSET ALLOCATION
               SUB-ACCOUNT(V):
               2017.....     $1.13       $1.22         634,566
               2016.....     $1.08       $1.13         724,728
               2015.....     $1.11       $1.08         788,516
               2014.....     $1.10       $1.11       1,614,403
               2013.....     $1.04       $1.10       1,922,256
               2012.....     $0.98       $1.04       2,715,560
               2011.....     $0.98       $0.98       2,166,079
               2010.....     $0.91       $0.98       1,659,550
               2009.....     $0.83       $0.91       1,436,199
               2008.....     $0.99       $0.83         330,174
              NEUBERGER BERMAN AMT SOCIALLY RESPONSIVE
               SUB-ACCOUNT:
               2017.....     $1.43       $1.67          23,451
               2016.....     $1.33       $1.43          29,607
               2015.....     $1.36       $1.33          22,163
               2014.....     $1.26       $1.36          14,066
               2013.....     $0.93       $1.26          15,909
               2012.....     $0.85       $0.93          19,165
               2011.....     $0.90       $0.85           2,974
               2010.....     $0.74       $0.90              --
               2009.....     $0.57       $0.74              --
               2008.....     $0.96       $0.57              --





                         UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                         BEGINNING OF  AT END OF  OUTSTANDING AT
                            PERIOD       PERIOD    END OF PERIOD
                         ------------- ---------- ---------------
              OPPENHEIMER INTERNATIONAL GROWTH/VA SUB-ACCOUNT:
               2017.....     $2.79       $3.47         109,410
               2016.....     $2.91       $2.79         124,171
               2015.....     $2.87       $2.91         127,802
               2014.....     $3.15       $2.87         138,701
               2013.....     $2.54       $3.15         123,808
               2012.....     $2.13       $2.54          28,433
               2011.....     $2.34       $2.13          29,088
               2010.....     $2.07       $2.34         150,756
               2009.....     $1.52       $2.07           3,368
               2008.....     $2.71       $1.52           3,383
              OPPENHEIMER MAIN STREET SMALL CAP(R)/VA
               SUB-ACCOUNT:
               2017.....     $1.63       $1.82          25,051
               2016.....     $1.40       $1.63          57,860
               2015.....     $1.52       $1.40          56,793
               2014.....     $1.38       $1.52          58,438
               2013.....     $1.00       $1.38          95,931
               2012.....     $0.86       $1.00          81,502
               2011.....     $0.90       $0.86          48,019
               2010.....     $0.74       $0.90          26,043
               2009.....     $0.55       $0.74              --
               2008.....     $0.91       $0.55              --
              PIMCO VIT GLOBAL DIVERSIFIED ALLOCATION
               SUB-ACCOUNT(F):
               2017.....     $1.07       $1.22          71,182
               2016.....     $1.01       $1.07          75,669
               2015.....     $1.08       $1.01          84,914
               2014.....     $1.04       $1.08          83,904
               2013.....     $1.00       $1.04          32,295
              PIMCO VIT LOW DURATION SUB-ACCOUNT(B):
               2017.....     $1.00       $1.00       2,921,159
               2016.....     $1.01       $1.00       2,937,835
               2015.....     $1.02       $1.01       3,031,076
               2014.....     $1.03       $1.02       3,141,760
               2013.....     $1.05       $1.03       3,325,245
               2012.....     $1.01       $1.05       3,484,410
               2011.....     $1.01       $1.01       2,365,249
               2010.....     $1.00       $1.01         539,663
              PIMCO VIT TOTAL RETURN SUB-ACCOUNT(B):
               2017.....     $1.11       $1.15       3,895,509
               2016.....     $1.10       $1.11       3,968,682
               2015.....     $1.12       $1.10       4,865,959
               2014.....     $1.09       $1.12       5,022,600
               2013.....     $1.13       $1.09       5,202,224
               2012.....     $1.05       $1.13       3,670,496
               2011.....     $1.03       $1.05       1,813,976
               2010.....     $1.00       $1.03       2,255,073

1.65% Variable Account Charge Continued



                         UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                         BEGINNING OF  AT END OF  OUTSTANDING AT
                            PERIOD       PERIOD    END OF PERIOD
                         ------------- ---------- ---------------
              PUTNAM VT EQUITY INCOME SUB-ACCOUNT(A)(AB):
               2017.....     $2.25       $2.63          29,412
               2016.....     $2.01       $2.25          11,752
               2015.....     $2.11       $2.01          11,984
               2014.....     $1.91       $2.11          14,076
               2013.....     $1.46       $1.91          13,007
               2012.....     $1.25       $1.46          13,572
               2011.....     $1.24       $1.25             805
               2010.....     $1.12       $1.24              --
               2009.....     $0.88       $1.12              --
               2008.....     $1.63       $0.88              --
              PUTNAM VT GROWTH OPPORTUNITIES SUB-ACCOUNT(X):
               2017.....     $2.08       $2.67          19,092
               2016.....     $2.06       $2.08          25,325
               2015.....     $2.23       $2.06          30,580
               2014.....     $2.06       $2.23          17,373
               2013.....     $1.46       $2.06          14,593
               2012.....     $1.30       $1.46         621,318
               2011.....     $1.61       $1.30         565,634
               2010.....     $1.35       $1.61           8,776
               2009.....     $0.84       $1.35              --
               2008.....     $1.36       $0.84              --
              PUTNAM VT INTERNATIONAL EQUITY SUB-ACCOUNT:
               2017.....     $1.67       $2.08          15,448
               2016.....     $1.74       $1.67          17,920
               2015.....     $1.77       $1.74          16,821
               2014.....     $1.93       $1.77          18,862
               2013.....     $1.53       $1.93          19,537
               2012.....     $1.28       $1.53          26,176
               2011.....     $1.56       $1.28          34,379
               2010.....     $1.45       $1.56          45,232
               2009.....     $1.18       $1.45          42,552
               2008.....     $2.14       $1.18          47,788
              PUTNAM VT SUSTAINABLE LEADERS SUB-ACCOUNT(AI):
               2017.....     $2.47       $3.14           2,660
               2016.....     $2.33       $2.47           3,167
               2015.....     $2.37       $2.33           3,135
               2014.....     $2.12       $2.37           3,259
               2013.....     $1.58       $2.12           3,668
               2012.....     $1.38       $1.58           4,373
               2011.....     $1.48       $1.38          24,090
               2010.....     $1.26       $1.48           1,077
               2009.....     $0.97       $1.26              --
               2008.....     $1.60       $0.97              --
              SFT ADVANTUS BOND SUB-ACCOUNT:
               2017.....     $1.32       $1.35       1,820,811
               2016.....     $1.28       $1.32       2,060,807
               2015.....     $1.30       $1.28       1,995,191
               2014.....     $1.24       $1.30       2,101,400
               2013.....     $1.27       $1.24       2,522,527
               2012.....     $1.20       $1.27       3,838,233
               2011.....     $1.13       $1.20       3,587,538
               2010.....     $1.05       $1.13       3,751,890
               2009.....     $0.93       $1.05       2,462,967
               2008.....     $1.09       $0.93       1,637,426





                         UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                         BEGINNING OF  AT END OF  OUTSTANDING AT
                            PERIOD       PERIOD    END OF PERIOD
                         ------------- ---------- ---------------
              SFT ADVANTUS DYNAMIC MANAGED VOLATILITY
               SUB-ACCOUNT(F)(P):
               2017.....     $1.15       $1.33         504,354
               2016.....     $1.07       $1.15         511,208
               2015.....     $1.13       $1.07         456,273
               2014.....     $1.06       $1.13         642,015
               2013.....     $1.00       $1.06         460,582
              SFT ADVANTUS GOVERNMENT MONEY MARKET
               SUB-ACCOUNT(Q):
               2017.....     $0.92       $0.91         364,072
               2016.....     $0.94       $0.92         457,656
               2015.....     $0.96       $0.94       1,618,362
               2014.....     $0.97       $0.96         536,232
               2013.....     $0.99       $0.97         579,171
               2012.....     $1.00       $0.99         862,782
               2011.....     $1.02       $1.00         837,905
               2010.....     $1.04       $1.02       1,232,315
               2009.....     $1.05       $1.04         490,108
               2008.....     $1.05       $1.05         568,691
              SFT ADVANTUS INDEX 400 MID-CAP SUB-ACCOUNT:
               2017.....     $3.41       $3.87         291,583
               2016.....     $2.88       $3.41         373,667
               2015.....     $3.01       $2.88         405,218
               2014.....     $2.80       $3.01         439,523
               2013.....     $2.15       $2.80         547,852
               2012.....     $1.86       $2.15         714,125
               2011.....     $1.94       $1.86         653,878
               2010.....     $1.56       $1.94         674,517
               2009.....     $1.16       $1.56         600,643
               2008.....     $1.87       $1.16         433,048
              SFT ADVANTUS INDEX 500 SUB-ACCOUNT:
               2017.....     $2.42       $2.89         172,416
               2016.....     $2.21       $2.42         206,244
               2015.....     $2.23       $2.21         235,099
               2014.....     $2.00       $2.23         249,802
               2013.....     $1.55       $2.00         288,407
               2012.....     $1.36       $1.55         281,830
               2011.....     $1.36       $1.36          78,176
               2010.....     $1.21       $1.36          48,915
               2009.....     $0.98       $1.21          10,864
               2008.....     $1.58       $0.98           3,346
              SFT ADVANTUS INTERNATIONAL BOND SUB-ACCOUNT:
               2017.....     $1.43       $1.42       1,054,595
               2016.....     $1.41       $1.43       1,116,644
               2015.....     $1.49       $1.41       1,075,590
               2014.....     $1.49       $1.49       1,139,615
               2013.....     $1.52       $1.49       1,432,271
               2012.....     $1.33       $1.52       1,400,710
               2011.....     $1.36       $1.33       1,110,474
               2010.....     $1.21       $1.36         962,795
               2009.....     $1.05       $1.21         573,666
               2008.....     $1.02       $1.05         379,601

1.65% Variable Account Charge Continued



                         UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                         BEGINNING OF  AT END OF  OUTSTANDING AT
                            PERIOD       PERIOD    END OF PERIOD
                         ------------- ---------- ---------------
              SFT ADVANTUS MANAGED VOLATILITY EQUITY
               SUB-ACCOUNT(O):
               2017.....     $1.02       $1.17         295,455
               2016.....     $1.00       $1.02         166,291
               2015.....     $1.00       $1.00              --
              SFT ADVANTUS MORTGAGE SECURITIES SUB-ACCOUNT:
               2017.....     $1.14       $1.15         295,118
               2016.....     $1.15       $1.14         387,901
               2015.....     $1.13       $1.15         436,356
               2014.....     $1.09       $1.13         360,875
               2013.....     $1.13       $1.09         393,042
               2012.....     $1.11       $1.13         411,841
               2011.....     $1.06       $1.11         369,302
               2010.....     $1.00       $1.06         427,023
               2009.....     $0.95       $1.00         357,814
               2008.....     $1.10       $0.95         215,994
              SFT ADVANTUS REAL ESTATE SECURITIES SUB-ACCOUNT:
               2017.....     $3.23       $3.34         201,969
               2016.....     $3.14       $3.23         214,007
               2015.....     $3.04       $3.14         212,141
               2014.....     $2.37       $3.04         239,481
               2013.....     $2.38       $2.37         321,927
               2012.....     $2.06       $2.38         347,482
               2011.....     $1.98       $2.06         337,040
               2010.....     $1.56       $1.98         341,469
               2009.....     $1.28       $1.56         313,206
               2008.....     $2.04       $1.28         209,649
              SFT IVY/SM/ GROWTH SUB-ACCOUNT(H)(I):
               2017.....     $2.25       $2.86         833,036
               2016.....     $2.27       $2.25       1,062,655
               2015.....     $2.16       $2.27       1,127,248
               2014.....     $1.94       $2.16       1,284,368
              SFT IVY/SM/ SMALL CAP GROWTH SUB-ACCOUNT(H)(J):
               2017.....     $2.26       $2.78         185,681
               2016.....     $1.89       $2.26         215,857
               2015.....     $2.00       $1.89         246,100
               2014.....     $1.87       $2.00         298,351
              SFT T. ROWE PRICE VALUE SUB-ACCOUNT(H)(L):
               2017.....     $2.66       $3.10         826,790
               2016.....     $2.44       $2.66         999,344
               2015.....     $2.54       $2.44       1,068,116
               2014.....     $2.37       $2.54       1,159,157
              SFT WELLINGTON CORE EQUITY SUB-ACCOUNT(H)(K)(AH):
               2017.....     $2.82       $3.37         145,237
               2016.....     $2.73       $2.82         167,572
               2015.....     $2.75       $2.73         211,536
               2014.....     $2.50       $2.75         226,362





                         UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                         BEGINNING OF  AT END OF  OUTSTANDING AT
                            PERIOD       PERIOD    END OF PERIOD
                         ------------- ---------- ---------------
              TEMPLETON DEVELOPING MARKETS VIP SUB-ACCOUNT:
               2017.....     $2.39       $3.31          48,507
               2016.....     $2.07       $2.39          36,546
               2015.....     $2.62       $2.07          53,124
               2014.....     $2.91       $2.62          40,890
               2013.....     $2.98       $2.91          51,012
               2012.....     $2.68       $2.98         104,437
               2011.....     $3.24       $2.68         109,945
               2010.....     $2.80       $3.24         111,152
               2009.....     $1.65       $2.80          44,089
               2008.....     $3.55       $1.65          53,013
              TOPS(R) MANAGED RISK BALANCED ETF SUB-ACCOUNT(E):
               2017.....     $1.07       $1.17         666,819
               2016.....     $1.03       $1.07         724,038
               2015.....     $1.10       $1.03         743,461
               2014.....     $1.08       $1.10         973,960
               2013.....     $1.02       $1.08       1,179,857
               2012.....     $1.00       $1.02       1,191,005
              TOPS(R) MANAGED RISK FLEX ETF SUB-ACCOUNT(G):
               2017.....     $1.00       $1.10          71,017
               2016.....     $0.97       $1.00          41,149
               2015.....     $1.04       $0.97          39,727
               2014.....     $1.03       $1.04          38,104
               2013.....     $1.00       $1.03              --
              TOPS(R) MANAGED RISK GROWTH ETF SUB-ACCOUNT(E):
               2017.....     $1.07       $1.24         865,785
               2016.....     $1.03       $1.07       1,004,092
               2015.....     $1.15       $1.03       1,192,874
               2014.....     $1.16       $1.15       1,293,744
               2013.....     $1.01       $1.16       1,165,495
               2012.....     $1.00       $1.01       1,066,289
              TOPS(R) MANAGED RISK MODERATE GROWTH ETF
               SUB-ACCOUNT(E):
               2017.....     $1.09       $1.23         186,317
               2016.....     $1.05       $1.09         169,972
               2015.....     $1.14       $1.05         226,937
               2014.....     $1.12       $1.14         914,499
               2013.....     $1.02       $1.12         826,208
               2012.....     $1.00       $1.02         263,045
              1.80% Variable Account Charge
                         UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                         BEGINNING OF  AT END OF  OUTSTANDING AT
                            PERIOD       PERIOD    END OF PERIOD
                         ------------- ---------- ---------------
              AB VPS DYNAMIC ASSET ALLOCATION SUB-ACCOUNT(F):
               2017.....     $1.05       $1.18              --
               2016.....     $1.04       $1.05              --
               2015.....     $1.07       $1.04              --
               2014.....     $1.04       $1.07              --
               2013.....     $1.00       $1.04              --

1.80% Variable Account Charge Continued



                         UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                         BEGINNING OF  AT END OF  OUTSTANDING AT
                            PERIOD       PERIOD    END OF PERIOD
                         ------------- ---------- ---------------
              AB VPS INTERNATIONAL VALUE SUB-ACCOUNT:
               2017.....     $0.55       $0.68        146,193
               2016.....     $0.56       $0.55         33,249
               2015.....     $0.56       $0.56         31,649
               2014.....     $0.61       $0.56             --
               2013.....     $0.51       $0.61             --
               2012.....     $0.45       $0.51             --
               2011.....     $0.57       $0.45             --
               2010.....     $0.56       $0.57             --
               2009.....     $0.42       $0.56             --
               2008.....     $0.92       $0.42             --
              AMERICAN CENTURY VP INCOME & GROWTH SUB-ACCOUNT:
               2017.....     $2.23       $2.63         56,303
               2016.....     $2.00       $2.23        105,803
               2015.....     $2.17       $2.00         57,655
               2014.....     $1.97       $2.17         63,288
               2013.....     $1.48       $1.97         63,122
               2012.....     $1.31       $1.48         60,863
               2011.....     $1.30       $1.31         51,341
               2010.....     $1.16       $1.30         47,405
               2009.....     $1.01       $1.16         70,023
               2008.....     $1.57       $1.01         71,469
              AMERICAN CENTURY VP INFLATION PROTECTION
               SUB-ACCOUNT:
               2017.....     $1.17       $1.19        765,531
               2016.....     $1.14       $1.17        737,465
               2015.....     $1.19       $1.14        776,046
               2014.....     $1.18       $1.19        798,800
               2013.....     $1.31       $1.18        693,237
               2012.....     $1.24       $1.31        612,055
               2011.....     $1.13       $1.24        271,299
               2010.....     $1.09       $1.13        190,463
               2009.....     $1.01       $1.09         98,294
               2008.....     $1.05       $1.01         52,752
              AMERICAN FUNDS IS GLOBAL BOND SUB-ACCOUNT(C):
               2017.....     $0.94       $0.98        238,093
               2016.....     $0.93       $0.94        134,354
               2015.....     $0.98       $0.93        112,133
               2014.....     $0.99       $0.98        104,411
               2013.....     $1.03       $0.99         92,718
               2012.....     $0.99       $1.03         53,893
               2011.....     $1.00       $0.99          2,877
              AMERICAN FUNDS IS GLOBAL GROWTH SUB-ACCOUNT(C):
               2017.....     $1.32       $1.70         36,718
               2016.....     $1.33       $1.32         40,334
               2015.....     $1.27       $1.33         38,427
               2014.....     $1.26       $1.27         96,313
               2013.....     $0.99       $1.26         41,151
               2012.....     $0.83       $0.99         29,737
               2011.....     $1.00       $0.83          6,244





                         UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                         BEGINNING OF  AT END OF  OUTSTANDING AT
                            PERIOD       PERIOD    END OF PERIOD
                         ------------- ---------- ---------------
              AMERICAN FUNDS IS GLOBAL SMALL CAPITALIZATION
               SUB-ACCOUNT(C):
               2017.....     $1.10       $1.36        171,878
               2016.....     $1.10       $1.10         76,902
               2015.....     $1.12       $1.10         52,511
               2014.....     $1.11       $1.12         33,536
               2013.....     $0.88       $1.11         23,689
               2012.....     $0.76       $0.88         10,407
               2011.....     $1.00       $0.76          7,623
              AMERICAN FUNDS IS GROWTH SUB-ACCOUNT(C):
               2017.....     $1.54       $1.94        300,060
               2016.....     $1.43       $1.54        193,314
               2015.....     $1.36       $1.43        252,226
               2014.....     $1.28       $1.36        275,744
               2013.....     $1.00       $1.28        266,876
               2012.....     $0.86       $1.00        274,061
               2011.....     $1.00       $0.86             --
              AMERICAN FUNDS IS GROWTH-INCOME SUB-ACCOUNT(C):
               2017.....     $1.62       $1.95        161,780
               2016.....     $1.48       $1.62        191,727
               2015.....     $1.49       $1.48        188,774
               2014.....     $1.37       $1.49        217,284
               2013.....     $1.04       $1.37        197,096
               2012.....     $0.90       $1.04        162,508
               2011.....     $1.00       $0.90         11,894
              AMERICAN FUNDS IS INTERNATIONAL SUB-ACCOUNT(C):
               2017.....     $0.98       $1.27        100,448
               2016.....     $0.96       $0.98        134,008
               2015.....     $1.03       $0.96        141,696
               2014.....     $1.08       $1.03        143,573
               2013.....     $0.90       $1.08        145,218
               2012.....     $0.78       $0.90        100,109
               2011.....     $1.00       $0.78          9,700
              AMERICAN FUNDS IS NEW WORLD(R) SUB-ACCOUNT(C):
               2017.....     $0.91       $1.16        424,747
               2016.....     $0.88       $0.91        334,979
               2015.....     $0.93       $0.88        348,591
               2014.....     $1.03       $0.93        298,539
               2013.....     $0.94       $1.03        210,984
               2012.....     $0.81       $0.94        156,160
               2011.....     $1.00       $0.81          7,601
              AMERICAN FUNDS IS U.S. GOVERNMENT/AAA-RATED
               SECURITIES SUB-ACCOUNT(C):
               2017.....     $1.02       $1.02        119,461
               2016.....     $1.03       $1.02        119,461
               2015.....     $1.03       $1.03        183,225
               2014.....     $1.00       $1.03        116,857
               2013.....     $1.05       $1.00             --
               2012.....     $1.05       $1.05         16,716
               2011.....     $1.00       $1.05         18,611
              CLEARBRIDGE VARIABLE SMALL CAP GROWTH
               SUB-ACCOUNT(N):
               2017.....     $0.98       $1.20         32,051
               2016.....     $0.95       $0.98             --
               2015.....     $1.00       $0.95             --

1.80% Variable Account Charge Continued



                         UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                         BEGINNING OF  AT END OF  OUTSTANDING AT
                            PERIOD       PERIOD    END OF PERIOD
                         ------------- ---------- ---------------
              FIDELITY(R) VIP FUNDS EQUITY-INCOME SUB-ACCOUNT:
               2017.....     $2.23       $2.46         586,670
               2016.....     $1.93       $2.23         711,808
               2015.....     $2.05       $1.93         745,299
               2014.....     $1.92       $2.05         797,333
               2013.....     $1.53       $1.92         851,872
               2012.....     $1.33       $1.53         907,973
               2011.....     $1.35       $1.33       1,002,833
               2010.....     $1.19       $1.35       1,066,250
               2009.....     $0.94       $1.19       1,115,485
               2008.....     $1.67       $0.94       1,209,907
              FIDELITY(R) VIP FUNDS MID CAP SUB-ACCOUNT:
               2017.....     $3.69       $4.37         124,148
               2016.....     $3.35       $3.69         107,695
               2015.....     $3.47       $3.35          96,494
               2014.....     $3.33       $3.47         108,170
               2013.....     $2.50       $3.33         107,176
               2012.....     $2.22       $2.50          77,538
               2011.....     $2.54       $2.22          66,897
               2010.....     $2.01       $2.54          63,680
               2009.....     $1.46       $2.01          41,827
               2008.....     $2.47       $1.46          40,328
              FRANKLIN MUTUAL SHARES VIP SUB-ACCOUNT:
               2017.....     $2.18       $2.32          22,555
               2016.....     $1.91       $2.18          22,679
               2015.....     $2.05       $1.91          21,795
               2014.....     $1.95       $2.05          35,783
               2013.....     $1.55       $1.95          42,644
               2012.....     $1.38       $1.55          52,322
               2011.....     $1.42       $1.38         103,355
               2010.....     $1.30       $1.42          31,292
               2009.....     $1.05       $1.30          37,753
               2008.....     $1.70       $1.05          30,684
              FRANKLIN SMALL CAP VALUE VIP SUB-ACCOUNT:
               2017.....     $1.61       $1.75         229,640
               2016.....     $1.26       $1.61         218,193
               2015.....     $1.39       $1.26         217,175
               2014.....     $1.41       $1.39         232,502
               2013.....     $1.05       $1.41         223,079
               2012.....     $0.90       $1.05         263,445
               2011.....     $0.96       $0.90         183,923
               2010.....     $0.76       $0.96         136,880
               2009.....     $0.60       $0.76         100,438
               2008.....     $0.91       $0.60          63,763
              FRANKLIN SMALL-MID CAP GROWTH VIP SUB-ACCOUNT:
               2017.....     $2.46       $2.93          27,384
               2016.....     $2.40       $2.46          64,758
               2015.....     $2.51       $2.40          99,896
               2014.....     $2.38       $2.51          71,648
               2013.....     $1.75       $2.38          68,536
               2012.....     $1.61       $1.75         111,974
               2011.....     $1.72       $1.61         116,739
               2010.....     $1.37       $1.72          81,879
               2009.....     $0.98       $1.37          36,522
               2008.....     $1.73       $0.98          41,918





                         UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                         BEGINNING OF  AT END OF  OUTSTANDING AT
                            PERIOD       PERIOD    END OF PERIOD
                         ------------- ---------- ---------------
              GOLDMAN SACHS VIT GLOBAL TRENDS ALLOCATION
               SUB-ACCOUNT(F):
               2017.....     $1.00       $1.12             --
               2016.....     $0.98       $1.00             --
               2015.....     $1.06       $0.98             --
               2014.....     $1.04       $1.06             --
               2013.....     $1.00       $1.04             --
              GOLDMAN SACHS VIT HIGH QUALITY FLOATING RATE
               SUB-ACCOUNT(B):
               2017.....     $1.01       $1.00        714,397
               2016.....     $1.01       $1.01        455,719
               2015.....     $1.04       $1.01        460,998
               2014.....     $1.06       $1.04        471,297
               2013.....     $1.07       $1.06        402,152
               2012.....     $1.06       $1.07        350,274
               2011.....     $1.02       $1.06        130,452
               2010.....     $1.00       $1.02         56,482
              INVESCO V.I. AMERICAN VALUE SUB-ACCOUNT:
               2017.....     $1.45       $1.56         71,753
               2016.....     $1.28       $1.45         28,927
               2015.....     $1.44       $1.28         24,141
               2014.....     $1.34       $1.44         24,381
               2013.....     $1.02       $1.34         11,435
               2012.....     $0.88       $1.02          5,035
               2011.....     $0.89       $0.88             --
               2010.....     $0.74       $0.89             --
               2009.....     $0.54       $0.74             --
               2008.....     $0.95       $0.54             --
              INVESCO V.I. COMSTOCK SUB-ACCOUNT:
               2017.....     $2.47       $2.85        226,393
               2016.....     $2.15       $2.47        234,393
               2015.....     $2.33       $2.15        242,786
               2014.....     $2.18       $2.33        257,766
               2013.....     $1.63       $2.18        239,784
               2012.....     $1.40       $1.63        213,467
               2011.....     $1.45       $1.40         77,035
               2010.....     $1.28       $1.45         33,561
               2009.....     $1.01       $1.28         12,062
               2008.....     $1.61       $1.01         14,252
              INVESCO V.I. EQUITY AND INCOME SUB-ACCOUNT(D):
               2017.....     $1.67       $1.81         45,853
               2016.....     $1.48       $1.67        109,106
               2015.....     $1.54       $1.48        138,049
               2014.....     $1.45       $1.54        170,361
               2013.....     $1.18       $1.45        182,731
               2012.....     $1.07       $1.18        148,587
               2011.....     $1.11       $1.07        131,620
               2010.....     $1.05       $1.11        134,494
               2009.....     $0.80       $1.05        147,407
               2008.....     $1.32       $0.80        155,867

1.80% Variable Account Charge Continued



                         UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                         BEGINNING OF  AT END OF  OUTSTANDING AT
                            PERIOD       PERIOD    END OF PERIOD
                         ------------- ---------- ---------------
              INVESCO V.I. GROWTH AND INCOME SUB-ACCOUNT:
               2017.....     $2.61       $2.93          2,396
               2016.....     $2.23       $2.61          2,566
               2015.....     $2.35       $2.23          2,753
               2014.....     $2.17       $2.35         23,383
               2013.....     $1.65       $2.17          3,240
               2012.....     $1.47       $1.65          3,757
               2011.....     $1.53       $1.47         12,637
               2010.....     $1.39       $1.53         10,782
               2009.....     $1.14       $1.39          8,768
               2008.....     $1.72       $1.14         10,750
              INVESCO V.I. SMALL CAP EQUITY SUB-ACCOUNT:
               2017.....     $1.38       $1.54        206,034
               2016.....     $1.26       $1.38        257,683
               2015.....     $1.36       $1.26        259,999
               2014.....     $1.36       $1.36        283,502
               2013.....     $1.01       $1.36        268,323
               2012.....     $0.90       $1.01        328,876
               2011.....     $0.93       $0.90        154,649
               2010.....     $0.74       $0.93        126,718
               2009.....     $0.62       $0.74        106,232
               2008.....     $0.92       $0.62         48,589
              IVY VIP ASSET STRATEGY SUB-ACCOUNT(W):
               2017.....     $2.40       $2.79        232,651
               2016.....     $2.51       $2.40        425,820
               2015.....     $2.79       $2.51        423,241
               2014.....     $3.00       $2.79        459,240
               2013.....     $2.44       $3.00        549,865
               2012.....     $2.09       $2.44        628,653
               2011.....     $2.29       $2.09        423,953
               2010.....     $2.14       $2.29        296,805
               2009.....     $1.75       $2.14        173,900
               2008.....     $2.40       $1.75        179,578
              IVY VIP BALANCED SUB-ACCOUNT(W):
               2017.....     $1.99       $2.18        170,443
               2016.....     $1.99       $1.99        199,786
               2015.....     $2.03       $1.99        191,744
               2014.....     $1.92       $2.03        174,672
               2013.....     $1.58       $1.92        184,888
               2012.....     $1.44       $1.58        188,314
               2011.....     $1.42       $1.44         40,219
               2010.....     $1.23       $1.42         49,237
               2009.....     $1.11       $1.23         58,460
               2008.....     $1.43       $1.11         81,848
              IVY VIP CORE EQUITY SUB-ACCOUNT(W):
               2017.....     $2.43       $2.89        107,507
               2016.....     $2.39       $2.43        135,529
               2015.....     $2.45       $2.39        154,718
               2014.....     $2.27       $2.45        220,903
               2013.....     $1.73       $2.27        244,382
               2012.....     $1.49       $1.73        239,710
               2011.....     $1.49       $1.49        140,060
               2010.....     $1.26       $1.49         17,133
               2009.....     $1.03       $1.26             --
               2008.....     $1.61       $1.03         25,190





                         UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                         BEGINNING OF  AT END OF  OUTSTANDING AT
                            PERIOD       PERIOD    END OF PERIOD
                         ------------- ---------- ---------------
              IVY VIP GLOBAL GROWTH SUB-ACCOUNT(W):
               2017.....     $1.93       $2.36         283,092
               2016.....     $2.03       $1.93         318,205
               2015.....     $2.00       $2.03         319,568
               2014.....     $2.01       $2.00         335,090
               2013.....     $1.72       $2.01         336,899
               2012.....     $1.48       $1.72         302,632
               2011.....     $1.63       $1.48         129,017
               2010.....     $1.45       $1.63          62,053
               2009.....     $1.16       $1.45          35,716
               2008.....     $2.04       $1.16          36,440
              IVY VIP HIGH INCOME SUB-ACCOUNT(F)(M)(W):
               2017.....     $1.08       $1.13         634,710
               2016.....     $0.95       $1.08         713,783
               2015.....     $1.03       $0.95         806,363
               2014.....     $1.03       $1.03       1,043,487
               2013.....     $1.00       $1.03           4,877
              IVY VIP INTERNATIONAL CORE EQUITY SUB-ACCOUNT(W):
               2017.....     $2.44       $2.95         655,322
               2016.....     $2.45       $2.44         659,179
               2015.....     $2.52       $2.45         637,201
               2014.....     $2.53       $2.52         614,569
               2013.....     $2.06       $2.53         601,225
               2012.....     $1.85       $2.06         618,875
               2011.....     $2.19       $1.85         463,420
               2010.....     $1.95       $2.19         408,023
               2009.....     $1.45       $1.95         399,291
               2008.....     $2.56       $1.45         405,812
              IVY VIP MICRO CAP GROWTH SUB-ACCOUNT(W):
               2017.....     $3.17       $3.39          30,485
               2016.....     $2.85       $3.17          50,890
               2015.....     $3.19       $2.85          71,158
               2014.....     $3.31       $3.19          73,562
               2013.....     $2.14       $3.31          62,901
               2012.....     $1.95       $2.14          72,570
               2011.....     $2.13       $1.95          38,488
               2010.....     $1.54       $2.13          27,434
               2009.....     $1.11       $1.54          30,967
               2008.....     $2.18       $1.11          30,912
              IVY VIP MID CAP GROWTH SUB-ACCOUNT(W):
               2017.....     $2.34       $2.92         157,663
               2016.....     $2.25       $2.34         202,921
               2015.....     $2.43       $2.25         214,621
               2014.....     $2.29       $2.43         280,077
               2013.....     $1.79       $2.29         275,923
               2012.....     $1.61       $1.79         248,258
               2011.....     $1.65       $1.61          86,402
               2010.....     $1.27       $1.65          41,164
               2009.....     $0.89       $1.27          41,569
               2008.....     $1.41       $0.89          44,122

1.80% Variable Account Charge Continued



                         UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                         BEGINNING OF  AT END OF  OUTSTANDING AT
                            PERIOD       PERIOD    END OF PERIOD
                         ------------- ---------- ---------------
              IVY VIP NATURAL RESOURCES SUB-ACCOUNT(W)(Y):
               2017.....     $1.04       $1.05        249,257
               2016.....     $0.85       $1.04        455,850
               2015.....     $1.12       $0.85        435,702
               2014.....     $1.31       $1.12        475,213
               2013.....     $1.24       $1.31        469,503
               2012.....     $1.24       $1.24        473,743
               2011.....     $1.61       $1.24        373,742
               2010.....     $1.40       $1.61        242,704
               2009.....     $0.82       $1.40        128,482
               2008.....     $2.16       $0.82        123,416
              IVY VIP PATHFINDER MODERATE -- MANAGED VOLATILITY
               SUB-ACCOUNT(G)(W):
               2017.....     $1.04       $1.16         87,123
               2016.....     $1.04       $1.04         17,552
               2015.....     $1.07       $1.04         17,318
               2014.....     $1.05       $1.07         17,422
               2013.....     $1.00       $1.05             --
              IVY VIP PATHFINDER MODERATELY AGGRESSIVE --
               MANAGED VOLATILITY SUB-ACCOUNT(G)(W):
               2017.....     $1.05       $1.20             --
               2016.....     $1.05       $1.05             --
               2015.....     $1.07       $1.05             --
               2014.....     $1.05       $1.07             --
               2013.....     $1.00       $1.05             --
              IVY VIP PATHFINDER MODERATELY CONSERVATIVE --
               MANAGED VOLATILITY SUB-ACCOUNT(G)(W):
               2017.....     $1.02       $1.12             --
               2016.....     $1.03       $1.02             --
               2015.....     $1.05       $1.03             --
               2014.....     $1.04       $1.05             --
               2013.....     $1.00       $1.04             --
              IVY VIP SCIENCE AND TECHNOLOGY SUB-ACCOUNT(W):
               2017.....     $3.26       $4.23        149,652
               2016.....     $3.27       $3.26        180,139
               2015.....     $3.42       $3.27        195,329
               2014.....     $3.39       $3.42        206,472
               2013.....     $2.21       $3.39        220,471
               2012.....     $1.76       $2.21        230,269
               2011.....     $1.90       $1.76        102,798
               2010.....     $1.71       $1.90         85,508
               2009.....     $1.21       $1.71         52,887
               2008.....     $1.87       $1.21         43,374
              IVY VIP SMALL CAP CORE SUB-ACCOUNT(W)(Z):
               2017.....     $3.38       $3.78        158,967
               2016.....     $2.67       $3.38        204,351
               2015.....     $2.88       $2.67        205,078
               2014.....     $2.74       $2.88        217,871
               2013.....     $2.09       $2.74        222,050
               2012.....     $1.79       $2.09        222,768
               2011.....     $2.09       $1.79        220,142
               2010.....     $1.69       $2.09        231,213
               2009.....     $1.33       $1.69        240,337
               2008.....     $1.83       $1.33        271,924





                         UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                         BEGINNING OF  AT END OF  OUTSTANDING AT
                            PERIOD       PERIOD    END OF PERIOD
                         ------------- ---------- ---------------
              IVY VIP VALUE SUB-ACCOUNT(W):
               2017.....     $2.18       $2.41         94,246
               2016.....     $2.00       $2.18         98,062
               2015.....     $2.11       $2.00        131,240
               2014.....     $1.94       $2.11        130,426
               2013.....     $1.46       $1.94        128,610
               2012.....     $1.25       $1.46        156,365
               2011.....     $1.37       $1.25         69,896
               2010.....     $1.18       $1.37         26,710
               2009.....     $0.95       $1.18         13,561
               2008.....     $1.46       $0.95         13,337
              JANUS HENDERSON BALANCED SUB-ACCOUNT(AC):
               2017.....     $2.18       $2.53         24,452
               2016.....     $2.13       $2.18         41,754
               2015.....     $2.16       $2.13         23,828
               2014.....     $2.03       $2.16         24,941
               2013.....     $1.72       $2.03         33,511
               2012.....     $1.55       $1.72         55,681
               2011.....     $1.55       $1.55         55,066
               2010.....     $1.46       $1.55         18,982
               2009.....     $1.19       $1.46         12,982
               2008.....     $1.44       $1.19          2,892
              JANUS HENDERSON FLEXIBLE BOND SUB-ACCOUNT(N)(AD):
               2017.....     $0.98       $0.99         33,107
               2016.....     $0.98       $0.98         23,933
               2015.....     $1.00       $0.98             --
              JANUS HENDERSON FORTY SUB-ACCOUNT(AE):
               2017.....     $2.95       $3.76        107,342
               2016.....     $2.94       $2.95        146,743
               2015.....     $2.68       $2.94        138,963
               2014.....     $2.51       $2.68         99,750
               2013.....     $1.95       $2.51        100,749
               2012.....     $1.61       $1.95         90,795
               2011.....     $1.76       $1.61         81,147
               2010.....     $1.68       $1.76        131,674
               2009.....     $1.17       $1.68         71,242
               2008.....     $2.14       $1.17         73,158
              JANUS HENDERSON MID CAP VALUE SUB-ACCOUNT(AF):
               2017.....     $1.49       $1.66        225,941
               2016.....     $1.28       $1.49        233,074
               2015.....     $1.35       $1.28        266,513
               2014.....     $1.27       $1.35        287,435
               2013.....     $1.03       $1.27        283,145
               2012.....     $0.94       $1.03        359,814
               2011.....     $0.99       $0.94        210,622
               2010.....     $0.87       $0.99        221,635
               2009.....     $0.67       $0.87         52,646
               2008.....     $0.95       $0.67         21,469

1.80% Variable Account Charge Continued



                         UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                         BEGINNING OF  AT END OF  OUTSTANDING AT
                            PERIOD       PERIOD    END OF PERIOD
                         ------------- ---------- ---------------
              JANUS HENDERSON OVERSEAS SUB-ACCOUNT(AG):
               2017.....     $2.20       $2.83        288,965
               2016.....     $2.40       $2.20        324,267
               2015.....     $2.68       $2.40        303,441
               2014.....     $3.11       $2.68        277,634
               2013.....     $2.77       $3.11        276,510
               2012.....     $2.49       $2.77        290,752
               2011.....     $3.75       $2.49        242,413
               2010.....     $3.05       $3.75        225,233
               2009.....     $1.74       $3.05        199,055
               2008.....     $3.70       $1.74        198,781
              MFS(R) MID CAP GROWTH SERIES SUB-ACCOUNT:
               2017.....     $2.08       $2.59          9,613
               2016.....     $2.03       $2.08         19,919
               2015.....     $1.97       $2.03         18,969
               2014.....     $1.85       $1.97         19,863
               2013.....     $1.37       $1.85         18,320
               2012.....     $1.20       $1.37         37,980
               2011.....     $1.30       $1.20             --
               2010.....     $1.03       $1.30             --
               2009.....     $0.74       $1.03          1,764
               2008.....     $1.56       $0.74          4,482
              MFS(R) VIT II INTERNATIONAL VALUE SUB-ACCOUNT(N):
               2017.....     $0.98       $1.22        108,329
               2016.....     $0.96       $0.98        114,780
               2015.....     $1.00       $0.96             --
              MORGAN STANLEY VIF EMERGING MARKETS EQUITY
               SUB-ACCOUNT(AA):
               2017.....     $0.63       $0.84        452,037
               2016.....     $0.61       $0.63        358,177
               2015.....     $0.69       $0.61        377,376
               2014.....     $0.74       $0.69        364,931
               2013.....     $0.76       $0.74        321,110
               2012.....     $0.64       $0.76        304,740
               2011.....     $0.80       $0.64        134,722
               2010.....     $0.69       $0.80         98,359
               2009.....     $0.41       $0.69         59,249
               2008.....     $0.97       $0.41         49,824
              MORNINGSTAR AGGRESSIVE GROWTH ETF ASSET ALLOCATION
               SUB-ACCOUNT(R):
               2017.....     $1.07       $1.26        154,835
               2016.....     $0.98       $1.07        223,930
               2015.....     $1.03       $0.98        211,474
               2014.....     $1.00       $1.03        212,907
               2013.....     $0.86       $1.00        208,062
               2012.....     $0.77       $0.86        209,399
               2011.....     $0.83       $0.77        218,982
               2010.....     $0.72       $0.83        140,226
               2009.....     $0.58       $0.72        141,229
               2008.....     $0.94       $0.58             --





                         UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                         BEGINNING OF  AT END OF  OUTSTANDING AT
                            PERIOD       PERIOD    END OF PERIOD
                         ------------- ---------- ---------------
              MORNINGSTAR BALANCED ETF ASSET ALLOCATION
               SUB-ACCOUNT(S):
               2017.....     $1.14       $1.27         822,568
               2016.....     $1.07       $1.14         909,987
               2015.....     $1.11       $1.07         875,659
               2014.....     $1.09       $1.11         916,933
               2013.....     $0.99       $1.09       1,265,508
               2012.....     $0.91       $0.99       1,286,488
               2011.....     $0.93       $0.91         504,683
               2010.....     $0.84       $0.93         491,029
               2009.....     $0.72       $0.84         506,634
               2008.....     $0.97       $0.72         513,716
              MORNINGSTAR CONSERVATIVE ETF ASSET ALLOCATION
               SUB-ACCOUNT(T):
               2017.....     $1.10       $1.15          21,024
               2016.....     $1.07       $1.10          21,036
               2015.....     $1.10       $1.07          20,036
               2014.....     $1.09       $1.10          86,393
               2013.....     $1.08       $1.09         104,333
               2012.....     $1.05       $1.08         111,844
               2011.....     $1.04       $1.05          13,793
               2010.....     $0.98       $1.04              --
               2009.....     $0.93       $0.98         274,433
               2008.....     $1.01       $0.93              --
              MORNINGSTAR GROWTH ETF ASSET ALLOCATION
               SUB-ACCOUNT(U):
               2017.....     $1.11       $1.28         339,250
               2016.....     $1.03       $1.11         347,371
               2015.....     $1.08       $1.03         322,943
               2014.....     $1.05       $1.08         326,804
               2013.....     $0.92       $1.05         533,698
               2012.....     $0.83       $0.92         528,650
               2011.....     $0.87       $0.83         316,004
               2010.....     $0.78       $0.87         889,679
               2009.....     $0.64       $0.78         949,927
               2008.....     $0.95       $0.64         320,250
              MORNINGSTAR INCOME AND GROWTH ETF ASSET ALLOCATION
               SUB-ACCOUNT(V):
               2017.....     $1.11       $1.20         960,277
               2016.....     $1.06       $1.11         992,030
               2015.....     $1.10       $1.06         983,348
               2014.....     $1.09       $1.10         985,973
               2013.....     $1.03       $1.09         933,769
               2012.....     $0.97       $1.03         916,312
               2011.....     $0.98       $0.97         442,482
               2010.....     $0.91       $0.98         152,537
               2009.....     $0.82       $0.91          27,509
               2008.....     $0.99       $0.82           1,864

1.80% Variable Account Charge Continued



                         UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                         BEGINNING OF  AT END OF  OUTSTANDING AT
                            PERIOD       PERIOD    END OF PERIOD
                         ------------- ---------- ---------------
              NEUBERGER BERMAN AMT SOCIALLY RESPONSIVE
               SUB-ACCOUNT:
               2017.....     $1.41       $1.64         19,455
               2016.....     $1.31       $1.41          2,247
               2015.....     $1.35       $1.31         14,073
               2014.....     $1.24       $1.35         14,158
               2013.....     $0.92       $1.24         29,601
               2012.....     $0.85       $0.92             --
               2011.....     $0.89       $0.85             --
               2010.....     $0.74       $0.89             --
               2009.....     $0.57       $0.74             --
               2008.....     $0.96       $0.57             --
              OPPENHEIMER INTERNATIONAL GROWTH/VA SUB-ACCOUNT:
               2017.....     $2.73       $3.39         39,064
               2016.....     $2.86       $2.73         39,978
               2015.....     $2.82       $2.86         61,023
               2014.....     $3.10       $2.82         64,839
               2013.....     $2.51       $3.10         43,791
               2012.....     $2.10       $2.51         19,821
               2011.....     $2.31       $2.10         17,954
               2010.....     $2.05       $2.31         18,112
               2009.....     $1.50       $2.05          9,971
               2008.....     $2.69       $1.50         12,802
              OPPENHEIMER MAIN STREET SMALL CAP(R)/VA
               SUB-ACCOUNT:
               2017.....     $1.60       $1.79         47,706
               2016.....     $1.39       $1.60         20,494
               2015.....     $1.50       $1.39          5,584
               2014.....     $1.37       $1.50          5,585
               2013.....     $0.99       $1.37          5,758
               2012.....     $0.86       $0.99          6,216
               2011.....     $0.90       $0.86          6,362
               2010.....     $0.74       $0.90         18,736
               2009.....     $0.55       $0.74             --
               2008.....     $0.91       $0.55             --
              PIMCO VIT GLOBAL DIVERSIFIED ALLOCATION
               SUB-ACCOUNT(F):
               2017.....     $1.06       $1.22             --
               2016.....     $1.00       $1.06             --
               2015.....     $1.08       $1.00             --
               2014.....     $1.04       $1.08             --
               2013.....     $1.00       $1.04             --
              PIMCO VIT LOW DURATION SUB-ACCOUNT(B):
               2017.....     $0.99       $0.99        596,228
               2016.....     $1.00       $0.99        564,262
               2015.....     $1.01       $1.00        668,516
               2014.....     $1.02       $1.01        598,096
               2013.....     $1.04       $1.02        516,702
               2012.....     $1.01       $1.04        484,113
               2011.....     $1.01       $1.01        271,945
               2010.....     $1.00       $1.01        148,548





                         UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                         BEGINNING OF  AT END OF  OUTSTANDING AT
                            PERIOD       PERIOD    END OF PERIOD
                         ------------- ---------- ---------------
              PIMCO VIT TOTAL RETURN SUB-ACCOUNT(B):
               2017.....     $1.10       $1.13       1,205,507
               2016.....     $1.09       $1.10       1,309,662
               2015.....     $1.11       $1.09       1,359,487
               2014.....     $1.08       $1.11       1,486,781
               2013.....     $1.13       $1.08       1,411,509
               2012.....     $1.05       $1.13       1,251,003
               2011.....     $1.03       $1.05         465,154
               2010.....     $1.00       $1.03          99,697
              PUTNAM VT EQUITY INCOME SUB-ACCOUNT(A)(AB):
               2017.....     $2.21       $2.57          76,188
               2016.....     $1.98       $2.21          15,182
               2015.....     $2.07       $1.98          15,096
               2014.....     $1.88       $2.07          15,325
               2013.....     $1.44       $1.88          17,638
               2012.....     $1.23       $1.44           4,118
               2011.....     $1.23       $1.23              --
               2010.....     $1.11       $1.23           1,137
               2009.....     $0.88       $1.11           1,078
               2008.....     $1.61       $0.88           1,036
              PUTNAM VT GROWTH OPPORTUNITIES SUB-ACCOUNT(X):
               2017.....     $2.03       $2.62           9,382
               2016.....     $2.02       $2.03          47,762
               2015.....     $2.19       $2.02          44,329
               2014.....     $2.03       $2.19          45,277
               2013.....     $1.44       $2.03          45,727
               2012.....     $1.28       $1.44          76,128
               2011.....     $1.59       $1.28          76,564
               2010.....     $1.34       $1.59          36,106
               2009.....     $0.83       $1.34              --
               2008.....     $1.35       $0.83          11,478
              PUTNAM VT INTERNATIONAL EQUITY SUB-ACCOUNT:
               2017.....     $1.64       $2.04          41,003
               2016.....     $1.71       $1.64          42,513
               2015.....     $1.74       $1.71          39,557
               2014.....     $1.90       $1.74          50,488
               2013.....     $1.51       $1.90          61,036
               2012.....     $1.26       $1.51          76,180
               2011.....     $1.55       $1.26          95,544
               2010.....     $1.43       $1.55         105,111
               2009.....     $1.17       $1.43         105,340
               2008.....     $2.12       $1.17         106,828
              PUTNAM VT SUSTAINABLE LEADERS SUB-ACCOUNT(AI):
               2017.....     $2.42       $3.07           9,623
               2016.....     $2.28       $2.42              --
               2015.....     $2.33       $2.28          11,600
               2014.....     $2.09       $2.33          11,670
               2013.....     $1.56       $2.09          11,682
               2012.....     $1.36       $1.56              --
               2011.....     $1.46       $1.36              --
               2010.....     $1.24       $1.46              --
               2009.....     $0.96       $1.24              --
               2008.....     $1.59       $0.96              --

1.80% Variable Account Charge Continued



                         UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                         BEGINNING OF  AT END OF  OUTSTANDING AT
                            PERIOD       PERIOD    END OF PERIOD
                         ------------- ---------- ---------------
              SFT ADVANTUS BOND SUB-ACCOUNT:
               2017.....     $1.29       $1.32       1,246,676
               2016.....     $1.26       $1.29       1,333,358
               2015.....     $1.28       $1.26       1,259,700
               2014.....     $1.22       $1.28       1,381,173
               2013.....     $1.25       $1.22       1,402,382
               2012.....     $1.19       $1.25       1,456,737
               2011.....     $1.12       $1.19       1,496,947
               2010.....     $1.04       $1.12       1,544,074
               2009.....     $0.92       $1.04       1,590,842
               2008.....     $1.08       $0.92       1,643,164
              SFT ADVANTUS DYNAMIC MANAGED VOLATILITY
               SUB-ACCOUNT(F)(P):
               2017.....     $1.14       $1.32              --
               2016.....     $1.07       $1.14              --
               2015.....     $1.13       $1.07         158,204
               2014.....     $1.06       $1.13              --
               2013.....     $1.00       $1.06              --
              SFT ADVANTUS GOVERNMENT MONEY MARKET
               SUB-ACCOUNT(Q):
               2017.....     $0.91       $0.89         466,460
               2016.....     $0.92       $0.91         793,840
               2015.....     $0.94       $0.92         790,398
               2014.....     $0.96       $0.94         315,034
               2013.....     $0.97       $0.96         472,226
               2012.....     $0.99       $0.97         745,972
               2011.....     $1.01       $0.99         701,348
               2010.....     $1.03       $1.01         980,115
               2009.....     $1.04       $1.03         490,454
               2008.....     $1.04       $1.04         346,990
              SFT ADVANTUS INDEX 400 MID-CAP SUB-ACCOUNT:
               2017.....     $3.34       $3.79         299,656
               2016.....     $2.83       $3.34         375,408
               2015.....     $2.96       $2.83         365,103
               2014.....     $2.76       $2.96         396,269
               2013.....     $2.12       $2.76         418,325
               2012.....     $1.84       $2.12         476,514
               2011.....     $1.91       $1.84         450,597
               2010.....     $1.55       $1.91         428,427
               2009.....     $1.15       $1.55         445,380
               2008.....     $1.85       $1.15         440,364
              SFT ADVANTUS INDEX 500 SUB-ACCOUNT:
               2017.....     $2.38       $2.83         316,514
               2016.....     $2.17       $2.38         338,413
               2015.....     $2.19       $2.17         324,973
               2014.....     $1.97       $2.19         292,740
               2013.....     $1.52       $1.97         312,944
               2012.....     $1.34       $1.52         325,474
               2011.....     $1.35       $1.34         200,241
               2010.....     $1.20       $1.35         205,252
               2009.....     $0.97       $1.20         226,525
               2008.....     $1.57       $0.97         250,693





                         UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                         BEGINNING OF  AT END OF  OUTSTANDING AT
                            PERIOD       PERIOD    END OF PERIOD
                         ------------- ---------- ---------------
              SFT ADVANTUS INTERNATIONAL BOND SUB-ACCOUNT:
               2017.....     $1.40       $1.39         439,151
               2016.....     $1.39       $1.40         415,510
               2015.....     $1.47       $1.39         409,717
               2014.....     $1.48       $1.47         440,169
               2013.....     $1.50       $1.48         397,304
               2012.....     $1.32       $1.50         386,990
               2011.....     $1.34       $1.32         254,601
               2010.....     $1.20       $1.34         234,776
               2009.....     $1.04       $1.20         222,241
               2008.....     $1.02       $1.04         230,834
              SFT ADVANTUS MANAGED VOLATILITY EQUITY
               SUB-ACCOUNT(O):
               2017.....     $1.02       $1.17              --
               2016.....     $1.00       $1.02              --
               2015.....     $1.00       $1.00              --
              SFT ADVANTUS MORTGAGE SECURITIES SUB-ACCOUNT:
               2017.....     $1.12       $1.12         194,662
               2016.....     $1.12       $1.12         262,402
               2015.....     $1.11       $1.12         266,997
               2014.....     $1.07       $1.11         382,945
               2013.....     $1.11       $1.07         394,403
               2012.....     $1.09       $1.11         451,448
               2011.....     $1.04       $1.09         480,489
               2010.....     $0.99       $1.04         504,591
               2009.....     $0.94       $0.99         544,261
               2008.....     $1.10       $0.94         554,800
              SFT ADVANTUS REAL ESTATE SECURITIES SUB-ACCOUNT:
               2017.....     $3.16       $3.27         345,648
               2016.....     $3.08       $3.16         405,997
               2015.....     $2.99       $3.08         384,448
               2014.....     $2.33       $2.99         431,297
               2013.....     $2.35       $2.33         436,732
               2012.....     $2.03       $2.35         411,676
               2011.....     $1.96       $2.03         304,196
               2010.....     $1.55       $1.96         307,079
               2009.....     $1.26       $1.55         315,030
               2008.....     $2.02       $1.26         279,137
              SFT IVY/SM/ GROWTH SUB-ACCOUNT(H)(I):
               2017.....     $2.21       $2.80       1,265,700
               2016.....     $2.23       $2.21       1,341,937
               2015.....     $2.12       $2.23       1,295,516
               2014.....     $1.91       $2.12       1,430,278
              SFT IVY/SM/ SMALL CAP GROWTH SUB-ACCOUNT(H)(J):
               2017.....     $2.21       $2.72         210,650
               2016.....     $1.86       $2.21         265,060
               2015.....     $1.96       $1.86         229,475
               2014.....     $1.84       $1.96         267,664
              SFT T. ROWE PRICE VALUE SUB-ACCOUNT(H)(L):
               2017.....     $2.61       $3.04         837,625
               2016.....     $2.40       $2.61         903,835
               2015.....     $2.49       $2.40         979,984
               2014.....     $2.33       $2.49       1,052,591

1.80% Variable Account Charge Continued



                         UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                         BEGINNING OF  AT END OF  OUTSTANDING AT
                            PERIOD       PERIOD    END OF PERIOD
                         ------------- ---------- ---------------
              SFT WELLINGTON CORE EQUITY SUB-ACCOUNT(H)(K)(AH):
               2017.....     $2.77       $3.29        128,819
               2016.....     $2.68       $2.77        145,136
               2015.....     $2.70       $2.68        179,784
               2014.....     $2.46       $2.70        211,690
              TEMPLETON DEVELOPING MARKETS VIP SUB-ACCOUNT:
               2017.....     $2.35       $3.24        188,082
               2016.....     $2.03       $2.35        181,658
               2015.....     $2.58       $2.03        180,046
               2014.....     $2.86       $2.58        142,131
               2013.....     $2.94       $2.86        128,726
               2012.....     $2.65       $2.94        165,330
               2011.....     $3.20       $2.65        138,809
               2010.....     $2.77       $3.20        103,864
               2009.....     $1.64       $2.77         62,278
               2008.....     $3.52       $1.64         68,689
              TOPS(R) MANAGED RISK BALANCED ETF SUB-ACCOUNT(E):
               2017.....     $1.07       $1.16         48,766
               2016.....     $1.02       $1.07         51,913
               2015.....     $1.09       $1.02         56,748
               2014.....     $1.08       $1.09         73,223
               2013.....     $1.02       $1.08             --
               2012.....     $1.00       $1.02         31,069
              TOPS(R) MANAGED RISK FLEX ETF SUB-ACCOUNT(G):
               2017.....     $1.00       $1.09         52,006
               2016.....     $0.96       $1.00         55,665
               2015.....     $1.03       $0.96         60,759
               2014.....     $1.03       $1.03         77,883
               2013.....     $1.00       $1.03             --
              TOPS(R) MANAGED RISK GROWTH ETF SUB-ACCOUNT(E):
               2017.....     $1.06       $1.23        324,552
               2016.....     $1.02       $1.06        321,137
               2015.....     $1.15       $1.02        337,309
               2014.....     $1.15       $1.15        343,126
               2013.....     $1.01       $1.15        491,135
               2012.....     $1.00       $1.01        497,622
              TOPS(R) MANAGED RISK MODERATE GROWTH ETF
               SUB-ACCOUNT(E):
               2017.....     $1.09       $1.22        252,904
               2016.....     $1.04       $1.09        273,015
               2015.....     $1.13       $1.04        288,886
               2014.....     $1.12       $1.13        294,397
               2013.....     $1.02       $1.12        299,759
               2012.....     $1.00       $1.02        305,209
              1.90% Variable Account Charge
                         UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                         BEGINNING OF  AT END OF  OUTSTANDING AT
                            PERIOD       PERIOD    END OF PERIOD
                         ------------- ---------- ---------------
              AB VPS DYNAMIC ASSET ALLOCATION SUB-ACCOUNT(F):
               2017.....     $1.05       $1.18             --
               2016.....     $1.03       $1.05             --
               2015.....     $1.07       $1.03             --
               2014.....     $1.04       $1.07             --
               2013.....     $1.00       $1.04             --





                              UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                              BEGINNING OF  AT END OF  OUTSTANDING AT
                                 PERIOD       PERIOD    END OF PERIOD
                              ------------- ---------- ---------------
         AB VPS INTERNATIONAL VALUE SUB-ACCOUNT:
          2017...............     $0.54       $0.67         35,424
          2016...............     $0.56       $0.54             --
          2015...............     $0.56       $0.56             --
          2014...............     $0.61       $0.56             --
          2013...............     $0.50       $0.61             --
          2012...............     $0.45       $0.50             --
          2011...............     $0.57       $0.45             --
          2010...............     $0.56       $0.57             --
          2009...............     $0.42       $0.56             --
          2008...............     $0.92       $0.42             --
         AMERICAN CENTURY VP INCOME & GROWTH SUB-ACCOUNT:
          2017...............     $2.20       $2.59             --
          2016...............     $1.98       $2.20             --
          2015...............     $2.14       $1.98             --
          2014...............     $1.95       $2.14            510
          2013...............     $1.46       $1.95          1,123
          2012...............     $1.30       $1.46          1,773
          2011...............     $1.29       $1.30         12,869
          2010...............     $1.16       $1.29         13,252
          2009...............     $1.00       $1.16         12,871
          2008...............     $1.56       $1.00         14,586
         AMERICAN CENTURY VP INFLATION PROTECTION SUB-ACCOUNT:
          2017...............     $1.16       $1.18         29,474
          2016...............     $1.13       $1.16         25,359
          2015...............     $1.18       $1.13         24,273
          2014...............     $1.17       $1.18         53,457
          2013...............     $1.30       $1.17         53,069
          2012...............     $1.24       $1.30         65,871
          2011...............     $1.13       $1.24        103,659
          2010...............     $1.09       $1.13        147,054
          2009...............     $1.01       $1.09        177,748
          2008...............     $1.05       $1.01          3,286
         AMERICAN FUNDS IS GLOBAL BOND SUB-ACCOUNT(C):
          2017...............     $0.93       $0.97          6,538
          2016...............     $0.92       $0.93             --
          2015...............     $0.98       $0.92             --
          2014...............     $0.99       $0.98             --
          2013...............     $1.03       $0.99             --
          2012...............     $0.99       $1.03             --
          2011...............     $1.00       $0.99             --
         AMERICAN FUNDS IS GLOBAL GROWTH SUB-ACCOUNT(C):
          2017...............     $1.31       $1.69         13,668
          2016...............     $1.33       $1.31         11,342
          2015...............     $1.26       $1.33         12,862
          2014...............     $1.26       $1.26          9,242
          2013...............     $0.99       $1.26          9,784
          2012...............     $0.83       $0.99             --
          2011...............     $1.00       $0.83             --

1.90% Variable Account Charge Continued



                         UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                         BEGINNING OF  AT END OF  OUTSTANDING AT
                            PERIOD       PERIOD    END OF PERIOD
                         ------------- ---------- ---------------
              AMERICAN FUNDS IS GLOBAL SMALL CAPITALIZATION
               SUB-ACCOUNT(C):
               2017.....     $1.10       $1.36         7,729
               2016.....     $1.09       $1.10         3,713
               2015.....     $1.11       $1.09         3,672
               2014.....     $1.11       $1.11         3,207
               2013.....     $0.88       $1.11         3,328
               2012.....     $0.76       $0.88            --
               2011.....     $1.00       $0.76            --
              AMERICAN FUNDS IS GROWTH SUB-ACCOUNT(C):
               2017.....     $1.53       $1.93        13,262
               2016.....     $1.42       $1.53         6,218
               2015.....     $1.36       $1.42        37,765
               2014.....     $1.28       $1.36        38,346
               2013.....     $1.00       $1.28         6,795
               2012.....     $0.86       $1.00         3,792
               2011.....     $1.00       $0.86            --
              AMERICAN FUNDS IS GROWTH-INCOME SUB-ACCOUNT(C):
               2017.....     $1.61       $1.94        75,111
               2016.....     $1.47       $1.61        79,229
               2015.....     $1.48       $1.47        34,546
               2014.....     $1.36       $1.48        35,296
               2013.....     $1.04       $1.36            --
               2012.....     $0.90       $1.04            --
               2011.....     $1.00       $0.90            --
              AMERICAN FUNDS IS INTERNATIONAL SUB-ACCOUNT(C):
               2017.....     $0.98       $1.26        17,013
               2016.....     $0.96       $0.98        17,450
               2015.....     $1.02       $0.96        17,915
               2014.....     $1.07       $1.02        16,022
               2013.....     $0.90       $1.07        16,251
               2012.....     $0.78       $0.90         2,123
               2011.....     $1.00       $0.78            --
              AMERICAN FUNDS IS NEW WORLD(R) SUB-ACCOUNT(C):
               2017.....     $0.91       $1.15         8,078
               2016.....     $0.88       $0.91         8,528
               2015.....     $0.93       $0.88        12,901
               2014.....     $1.02       $0.93        17,434
               2013.....     $0.94       $1.02        13,915
               2012.....     $0.81       $0.94            --
               2011.....     $1.00       $0.81            --
              AMERICAN FUNDS IS U.S. GOVERNMENT/AAA-RATED
               SECURITIES SUB-ACCOUNT(C):
               2017.....     $1.02       $1.02        76,486
               2016.....     $1.03       $1.02        80,114
               2015.....     $1.03       $1.03            --
               2014.....     $1.00       $1.03            --
               2013.....     $1.05       $1.00            --
               2012.....     $1.05       $1.05            --
               2011.....     $1.00       $1.05            --
              CLEARBRIDGE VARIABLE SMALL CAP GROWTH
               SUB-ACCOUNT(N):
               2017.....     $0.98       $1.19            --
               2016.....     $0.95       $0.98            --
               2015.....     $1.00       $0.95            --





                         UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                         BEGINNING OF  AT END OF  OUTSTANDING AT
                            PERIOD       PERIOD    END OF PERIOD
                         ------------- ---------- ---------------
              FIDELITY(R) VIP FUNDS EQUITY-INCOME SUB-ACCOUNT:
               2017.....     $2.20       $2.43         72,814
               2016.....     $1.90       $2.20         75,058
               2015.....     $2.02       $1.90         73,957
               2014.....     $1.90       $2.02         96,047
               2013.....     $1.52       $1.90        130,728
               2012.....     $1.32       $1.52        156,184
               2011.....     $1.34       $1.32        238,234
               2010.....     $1.19       $1.34        308,840
               2009.....     $0.93       $1.19        364,352
               2008.....     $1.66       $0.93        434,617
              FIDELITY(R) VIP FUNDS MID CAP SUB-ACCOUNT:
               2017.....     $3.64       $4.30         11,755
               2016.....     $3.31       $3.64         12,163
               2015.....     $3.43       $3.31         22,227
               2014.....     $3.30       $3.43         24,625
               2013.....     $2.47       $3.30         26,507
               2012.....     $2.20       $2.47         29,432
               2011.....     $2.52       $2.20         86,805
               2010.....     $1.99       $2.52         87,270
               2009.....     $1.45       $1.99         77,451
               2008.....     $2.46       $1.45         95,618
              FRANKLIN MUTUAL SHARES VIP SUB-ACCOUNT:
               2017.....     $2.15       $2.29         26,181
               2016.....     $1.89       $2.15         26,181
               2015.....     $2.02       $1.89         23,675
               2014.....     $1.93       $2.02         24,329
               2013.....     $1.53       $1.93         26,642
               2012.....     $1.37       $1.53         32,300
               2011.....     $1.41       $1.37         91,252
               2010.....     $1.29       $1.41         93,608
               2009.....     $1.04       $1.29         97,170
               2008.....     $1.69       $1.04        113,237
              FRANKLIN SMALL CAP VALUE VIP SUB-ACCOUNT:
               2017.....     $1.60       $1.74          1,242
               2016.....     $1.25       $1.60             --
               2015.....     $1.38       $1.25         23,474
               2014.....     $1.40       $1.38         24,689
               2013.....     $1.04       $1.40         49,028
               2012.....     $0.90       $1.04         27,099
               2011.....     $0.95       $0.90         28,328
               2010.....     $0.76       $0.95         29,674
               2009.....     $0.60       $0.76             --
               2008.....     $0.91       $0.60             --
              FRANKLIN SMALL-MID CAP GROWTH VIP SUB-ACCOUNT:
               2017.....     $2.42       $2.89          9,140
               2016.....     $2.37       $2.42          9,454
               2015.....     $2.48       $2.37          8,805
               2014.....     $2.35       $2.48          8,722
               2013.....     $1.74       $2.35          8,887
               2012.....     $1.60       $1.74         10,030
               2011.....     $1.71       $1.60         13,653
               2010.....     $1.37       $1.71         14,386
               2009.....     $0.97       $1.37         15,761
               2008.....     $1.72       $0.97         17,352

1.90% Variable Account Charge Continued



                         UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                         BEGINNING OF  AT END OF  OUTSTANDING AT
                            PERIOD       PERIOD    END OF PERIOD
                         ------------- ---------- ---------------
              GOLDMAN SACHS VIT GLOBAL TRENDS ALLOCATION
               SUB-ACCOUNT(F):
               2017.....     $1.00       $1.11             --
               2016.....     $0.98       $1.00             --
               2015.....     $1.06       $0.98             --
               2014.....     $1.04       $1.06             --
               2013.....     $1.00       $1.04             --
              GOLDMAN SACHS VIT HIGH QUALITY FLOATING RATE
               SUB-ACCOUNT(B):
               2017.....     $1.00       $1.00        127,172
               2016.....     $1.01       $1.00        128,799
               2015.....     $1.03       $1.01          4,094
               2014.....     $1.05       $1.03          4,123
               2013.....     $1.07       $1.05         23,310
               2012.....     $1.06       $1.07          4,181
               2011.....     $1.02       $1.06         36,641
               2010.....     $1.00       $1.02         16,023
              INVESCO V.I. AMERICAN VALUE SUB-ACCOUNT:
               2017.....     $1.44       $1.55             --
               2016.....     $1.27       $1.44             --
               2015.....     $1.43       $1.27             --
               2014.....     $1.33       $1.43             --
               2013.....     $1.01       $1.33             --
               2012.....     $0.88       $1.01             --
               2011.....     $0.89       $0.88             --
               2010.....     $0.74       $0.89             --
               2009.....     $0.54       $0.74             --
               2008.....     $0.95       $0.54             --
              INVESCO V.I. COMSTOCK SUB-ACCOUNT:
               2017.....     $2.44       $2.81          6,270
               2016.....     $2.12       $2.44          6,270
               2015.....     $2.30       $2.12          6,529
               2014.....     $2.15       $2.30          6,575
               2013.....     $1.62       $2.15         27,689
               2012.....     $1.39       $1.62          5,833
               2011.....     $1.44       $1.39          9,616
               2010.....     $1.27       $1.44          9,740
               2009.....     $1.01       $1.27         10,014
               2008.....     $1.60       $1.01         10,516
              INVESCO V.I. EQUITY AND INCOME SUB-ACCOUNT(D):
               2017.....     $1.64       $1.79             --
               2016.....     $1.46       $1.64             --
               2015.....     $1.53       $1.46             --
               2014.....     $1.43       $1.53             --
               2013.....     $1.17       $1.43             --
               2012.....     $1.06       $1.17         67,745
               2011.....     $1.10       $1.06         71,244
               2010.....     $1.04       $1.10             --
               2009.....     $0.79       $1.04             --
               2008.....     $1.31       $0.79             --





                         UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                         BEGINNING OF  AT END OF  OUTSTANDING AT
                            PERIOD       PERIOD    END OF PERIOD
                         ------------- ---------- ---------------
              INVESCO V.I. GROWTH AND INCOME SUB-ACCOUNT:
               2017.....     $2.58       $2.89          6,306
               2016.....     $2.20       $2.58          6,331
               2015.....     $2.32       $2.20          6,401
               2014.....     $2.15       $2.32          6,284
               2013.....     $1.64       $2.15          6,545
               2012.....     $1.46       $1.64          7,454
               2011.....     $1.52       $1.46          7,893
               2010.....     $1.38       $1.52          7,739
               2009.....     $1.14       $1.38          7,441
               2008.....     $1.71       $1.14          7,918
              INVESCO V.I. SMALL CAP EQUITY SUB-ACCOUNT:
               2017.....     $1.37       $1.53         11,839
               2016.....     $1.25       $1.37             --
               2015.....     $1.35       $1.25             --
               2014.....     $1.35       $1.35             --
               2013.....     $1.00       $1.35         17,768
               2012.....     $0.90       $1.00             --
               2011.....     $0.92       $0.90          6,733
               2010.....     $0.74       $0.92          6,780
               2009.....     $0.62       $0.74          6,828
               2008.....     $0.92       $0.62             --
              IVY VIP ASSET STRATEGY SUB-ACCOUNT(W):
               2017.....     $2.37       $2.75         34,545
               2016.....     $2.48       $2.37         26,738
               2015.....     $2.76       $2.48         77,134
               2014.....     $2.97       $2.76        101,680
               2013.....     $2.42       $2.97         89,306
               2012.....     $2.07       $2.42        133,475
               2011.....     $2.27       $2.07        366,992
               2010.....     $2.13       $2.27        500,011
               2009.....     $1.74       $2.13        466,065
               2008.....     $2.38       $1.74        425,982
              IVY VIP BALANCED SUB-ACCOUNT(W):
               2017.....     $1.96       $2.15         32,665
               2016.....     $1.96       $1.96         34,273
               2015.....     $2.01       $1.96         57,023
               2014.....     $1.90       $2.01         59,024
               2013.....     $1.57       $1.90         30,275
               2012.....     $1.43       $1.57         97,854
               2011.....     $1.41       $1.43        168,847
               2010.....     $1.23       $1.41         86,497
               2009.....     $1.10       $1.23         92,857
               2008.....     $1.42       $1.10        105,699
              IVY VIP CORE EQUITY SUB-ACCOUNT(W):
               2017.....     $2.40       $2.85          5,687
               2016.....     $2.36       $2.40          7,164
               2015.....     $2.42       $2.36          6,667
               2014.....     $2.25       $2.42          8,972
               2013.....     $1.72       $2.25          9,756
               2012.....     $1.48       $1.72             --
               2011.....     $1.48       $1.48             --
               2010.....     $1.25       $1.48             --
               2009.....     $1.03       $1.25             --
               2008.....     $1.60       $1.03             --

1.90% Variable Account Charge Continued



                         UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                         BEGINNING OF  AT END OF  OUTSTANDING AT
                            PERIOD       PERIOD    END OF PERIOD
                         ------------- ---------- ---------------
              IVY VIP GLOBAL GROWTH SUB-ACCOUNT(W):
               2017.....     $1.91       $2.33         25,705
               2016.....     $2.00       $1.91         26,355
               2015.....     $1.97       $2.00         24,842
               2014.....     $1.99       $1.97         25,664
               2013.....     $1.70       $1.99         51,986
               2012.....     $1.47       $1.70         27,456
               2011.....     $1.62       $1.47         28,509
               2010.....     $1.44       $1.62         29,295
               2009.....     $1.15       $1.44         30,512
               2008.....     $2.03       $1.15         31,915
              IVY VIP HIGH INCOME SUB-ACCOUNT(F)(M)(W):
               2017.....     $1.08       $1.13         51,616
               2016.....     $0.94       $1.08         50,295
               2015.....     $1.03       $0.94         45,356
               2014.....     $1.03       $1.03         62,355
               2013.....     $1.00       $1.03          5,867
              IVY VIP INTERNATIONAL CORE EQUITY SUB-ACCOUNT(W):
               2017.....     $2.40       $2.90         88,765
               2016.....     $2.42       $2.40         86,581
               2015.....     $2.49       $2.42         74,731
               2014.....     $2.50       $2.49         89,723
               2013.....     $2.04       $2.50        146,761
               2012.....     $1.84       $2.04        135,782
               2011.....     $2.17       $1.84        251,217
               2010.....     $1.94       $2.17        250,736
               2009.....     $1.44       $1.94        282,876
               2008.....     $2.55       $1.44        315,203
              IVY VIP MICRO CAP GROWTH SUB-ACCOUNT(W):
               2017.....     $3.13       $3.34          4,279
               2016.....     $2.81       $3.13            816
               2015.....     $3.16       $2.81          1,445
               2014.....     $3.27       $3.16            580
               2013.....     $2.12       $3.27            770
               2012.....     $1.93       $2.12            837
               2011.....     $2.12       $1.93            847
               2010.....     $1.53       $2.12          1,014
               2009.....     $1.11       $1.53          1,047
               2008.....     $2.17       $1.11          3,199
              IVY VIP MID CAP GROWTH SUB-ACCOUNT(W):
               2017.....     $2.31       $2.88          1,286
               2016.....     $2.22       $2.31          1,432
               2015.....     $2.40       $2.22          1,374
               2014.....     $2.27       $2.40             --
               2013.....     $1.78       $2.27         26,951
               2012.....     $1.60       $1.78             --
               2011.....     $1.64       $1.60          2,657
               2010.....     $1.27       $1.64             --
               2009.....     $0.88       $1.27             --
               2008.....     $1.41       $0.88             --





                         UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                         BEGINNING OF  AT END OF  OUTSTANDING AT
                            PERIOD       PERIOD    END OF PERIOD
                         ------------- ---------- ---------------
              IVY VIP NATURAL RESOURCES SUB-ACCOUNT(W)(Y):
               2017.....     $1.03       $1.04         72,917
               2016.....     $0.85       $1.03         38,187
               2015.....     $1.11       $0.85         48,856
               2014.....     $1.30       $1.11         49,879
               2013.....     $1.23       $1.30         52,171
               2012.....     $1.23       $1.23         57,298
               2011.....     $1.60       $1.23        150,878
               2010.....     $1.39       $1.60        183,587
               2009.....     $0.82       $1.39        144,022
               2008.....     $2.16       $0.82        128,552
              IVY VIP PATHFINDER MODERATE -- MANAGED VOLATILITY
               SUB-ACCOUNT(G)(W):
               2017.....     $1.04       $1.16             --
               2016.....     $1.04       $1.04             --
               2015.....     $1.06       $1.04             --
               2014.....     $1.05       $1.06             --
               2013.....     $1.00       $1.05             --
              IVY VIP PATHFINDER MODERATELY AGGRESSIVE --
               MANAGED VOLATILITY SUB-ACCOUNT(G)(W):
               2017.....     $1.05       $1.19             --
               2016.....     $1.04       $1.05             --
               2015.....     $1.07       $1.04             --
               2014.....     $1.05       $1.07             --
               2013.....     $1.00       $1.05             --
              IVY VIP PATHFINDER MODERATELY CONSERVATIVE --
               MANAGED VOLATILITY SUB-ACCOUNT(G)(W):
               2017.....     $1.02       $1.12             --
               2016.....     $1.02       $1.02             --
               2015.....     $1.05       $1.02             --
               2014.....     $1.04       $1.05             --
               2013.....     $1.00       $1.04             --
              IVY VIP SCIENCE AND TECHNOLOGY SUB-ACCOUNT(W):
               2017.....     $3.21       $4.17         28,243
               2016.....     $3.23       $3.21         17,455
               2015.....     $3.39       $3.23         24,963
               2014.....     $3.35       $3.39         25,140
               2013.....     $2.18       $3.35         18,220
               2012.....     $1.74       $2.18         45,193
               2011.....     $1.88       $1.74        128,650
               2010.....     $1.70       $1.88        113,541
               2009.....     $1.21       $1.70        115,883
               2008.....     $1.86       $1.21        126,732
              IVY VIP SMALL CAP CORE SUB-ACCOUNT(W)(Z):
               2017.....     $3.34       $3.72         17,700
               2016.....     $2.64       $3.34         17,483
               2015.....     $2.85       $2.64         16,636
               2014.....     $2.71       $2.85         24,508
               2013.....     $2.07       $2.71         29,806
               2012.....     $1.78       $2.07         33,608
               2011.....     $2.08       $1.78         43,449
               2010.....     $1.67       $2.08         45,303
               2009.....     $1.32       $1.67         56,032
               2008.....     $1.82       $1.32         94,941

1.90% Variable Account Charge Continued



                         UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                         BEGINNING OF  AT END OF  OUTSTANDING AT
                            PERIOD       PERIOD    END OF PERIOD
                         ------------- ---------- ---------------
              IVY VIP VALUE SUB-ACCOUNT(W):
               2017.....     $2.15       $2.37         20,198
               2016.....     $1.97       $2.15         20,198
               2015.....     $2.09       $1.97         18,534
               2014.....     $1.92       $2.09         18,665
               2013.....     $1.45       $1.92         18,796
               2012.....     $1.24       $1.45         18,928
               2011.....     $1.36       $1.24        102,591
               2010.....     $1.17       $1.36        114,789
               2009.....     $0.94       $1.17        118,918
               2008.....     $1.45       $0.94        119,754
              JANUS HENDERSON BALANCED SUB-ACCOUNT(AC):
               2017.....     $2.15       $2.49          5,303
               2016.....     $2.10       $2.15          5,024
               2015.....     $2.13       $2.10         55,151
               2014.....     $2.01       $2.13         55,539
               2013.....     $1.71       $2.01             --
               2012.....     $1.53       $1.71         45,650
               2011.....     $1.54       $1.53         65,664
               2010.....     $1.45       $1.54        179,132
               2009.....     $1.18       $1.45         15,383
               2008.....     $1.43       $1.18             --
              JANUS HENDERSON FLEXIBLE BOND SUB-ACCOUNT(N)(AD):
               2017.....     $0.98       $0.99          3,600
               2016.....     $0.97       $0.98             --
               2015.....     $1.00       $0.97             --
              JANUS HENDERSON FORTY SUB-ACCOUNT(AE):
               2017.....     $2.91       $3.71         36,691
               2016.....     $2.90       $2.91         32,016
               2015.....     $2.64       $2.90         42,376
               2014.....     $2.49       $2.64         43,403
               2013.....     $1.94       $2.49         31,459
               2012.....     $1.59       $1.94         79,202
               2011.....     $1.74       $1.59        205,823
               2010.....     $1.67       $1.74        181,726
               2009.....     $1.17       $1.67        190,280
               2008.....     $2.13       $1.17        191,942
              JANUS HENDERSON MID CAP VALUE SUB-ACCOUNT(AF):
               2017.....     $1.48       $1.65          6,202
               2016.....     $1.27       $1.48             --
               2015.....     $1.34       $1.27             --
               2014.....     $1.26       $1.34             --
               2013.....     $1.02       $1.26         29,393
               2012.....     $0.94       $1.02             --
               2011.....     $0.99       $0.94             --
               2010.....     $0.87       $0.99             --
               2009.....     $0.67       $0.87             --
               2008.....     $0.95       $0.67             --





                         UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                         BEGINNING OF  AT END OF  OUTSTANDING AT
                            PERIOD       PERIOD    END OF PERIOD
                         ------------- ---------- ---------------
              JANUS HENDERSON OVERSEAS SUB-ACCOUNT(AG):
               2017.....     $2.17       $2.79         52,961
               2016.....     $2.37       $2.17         56,705
               2015.....     $2.65       $2.37         67,564
               2014.....     $3.08       $2.65         69,099
               2013.....     $2.74       $3.08         62,540
               2012.....     $2.47       $2.74         67,544
               2011.....     $3.72       $2.47         71,731
               2010.....     $3.03       $3.72         72,011
               2009.....     $1.73       $3.03        115,812
               2008.....     $3.68       $1.73         98,782
              MFS(R) MID CAP GROWTH SERIES SUB-ACCOUNT:
               2017.....     $2.05       $2.55             --
               2016.....     $2.00       $2.05             --
               2015.....     $1.95       $2.00             --
               2014.....     $1.83       $1.95             --
               2013.....     $1.36       $1.83             --
               2012.....     $1.19       $1.36             --
               2011.....     $1.29       $1.19             --
               2010.....     $1.02       $1.29             --
               2009.....     $0.74       $1.02             --
               2008.....     $1.55       $0.74             --
              MFS(R) VIT II INTERNATIONAL VALUE SUB-ACCOUNT(N):
               2017.....     $0.98       $1.22        125,105
               2016.....     $0.96       $0.98        128,698
               2015.....     $1.00       $0.96             --
              MORGAN STANLEY VIF EMERGING MARKETS EQUITY
               SUB-ACCOUNT(AA):
               2017.....     $0.63       $0.83         20,593
               2016.....     $0.60       $0.63         17,050
               2015.....     $0.69       $0.60         16,096
               2014.....     $0.73       $0.69         16,209
               2013.....     $0.75       $0.73         35,072
               2012.....     $0.64       $0.75         16,438
               2011.....     $0.80       $0.64         16,553
               2010.....     $0.68       $0.80         16,669
               2009.....     $0.41       $0.68         45,204
               2008.....     $0.97       $0.41         16,904
              MORNINGSTAR AGGRESSIVE GROWTH ETF ASSET ALLOCATION
               SUB-ACCOUNT(R):
               2017.....     $1.06       $1.25          4,378
               2016.....     $0.97       $1.06             --
               2015.....     $1.02       $0.97             --
               2014.....     $1.00       $1.02             --
               2013.....     $0.86       $1.00             --
               2012.....     $0.77       $0.86             --
               2011.....     $0.82       $0.77             --
               2010.....     $0.72       $0.82             --
               2009.....     $0.58       $0.72             --
               2008.....     $0.94       $0.58             --

1.90% Variable Account Charge Continued



                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------
                MORNINGSTAR BALANCED ETF ASSET ALLOCATION
                 SUB-ACCOUNT(S):
                  2017.     $1.13       $1.26        192,973
                  2016.     $1.06       $1.13             --
                  2015.     $1.11       $1.06             --
                  2014.     $1.08       $1.11             --
                  2013.     $0.98       $1.08             --
                  2012.     $0.90       $0.98             --
                  2011.     $0.93       $0.90             --
                  2010.     $0.84       $0.93             --
                  2009.     $0.72       $0.84             --
                  2008.     $0.97       $0.72             --
                MORNINGSTAR CONSERVATIVE ETF ASSET ALLOCATION
                 SUB-ACCOUNT(T):
                  2017.     $1.09       $1.13             --
                  2016.     $1.06       $1.09             --
                  2015.     $1.09       $1.06             --
                  2014.     $1.08       $1.09             --
                  2013.     $1.08       $1.08             --
                  2012.     $1.04       $1.08             --
                  2011.     $1.03       $1.04             --
                  2010.     $0.98       $1.03             --
                  2009.     $0.93       $0.98             --
                  2008.     $1.01       $0.93         27,298
                MORNINGSTAR GROWTH ETF ASSET ALLOCATION
                 SUB-ACCOUNT(U):
                  2017.     $1.10       $1.27         78,092
                  2016.     $1.02       $1.10         78,092
                  2015.     $1.07       $1.02         73,725
                  2014.     $1.04       $1.07         74,243
                  2013.     $0.91       $1.04         74,765
                  2012.     $0.82       $0.91         75,289
                  2011.     $0.87       $0.82         75,819
                  2010.     $0.77       $0.87         76,351
                  2009.     $0.64       $0.77             --
                  2008.     $0.95       $0.64             --
                MORNINGSTAR INCOME AND GROWTH ETF ASSET
                 ALLOCATION SUB-ACCOUNT(V):
                  2017.     $1.10       $1.19        123,857
                  2016.     $1.06       $1.10        123,857
                  2015.     $1.09       $1.06        116,932
                  2014.     $1.08       $1.09        117,754
                  2013.     $1.03       $1.08        107,862
                  2012.     $0.97       $1.03        108,620
                  2011.     $0.98       $0.97        109,386
                  2010.     $0.91       $0.98        110,152
                  2009.     $0.82       $0.91        110,924
                  2008.     $0.99       $0.82        628,214





                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------
                NEUBERGER BERMAN AMT SOCIALLY RESPONSIVE
                 SUB-ACCOUNT:
                  2017.     $1.40       $1.62            --
                  2016.     $1.30       $1.40            --
                  2015.     $1.34       $1.30            --
                  2014.     $1.24       $1.34            --
                  2013.     $0.92       $1.24            --
                  2012.     $0.84       $0.92            --
                  2011.     $0.89       $0.84            --
                  2010.     $0.74       $0.89            --
                  2009.     $0.57       $0.74            --
                  2008.     $0.96       $0.57            --
                OPPENHEIMER INTERNATIONAL GROWTH/VA SUB-ACCOUNT:
                  2017.     $2.69       $3.34         1,567
                  2016.     $2.82       $2.69            --
                  2015.     $2.79       $2.82            --
                  2014.     $3.06       $2.79         2,253
                  2013.     $2.48       $3.06         2,538
                  2012.     $2.08       $2.48            --
                  2011.     $2.29       $2.08            --
                  2010.     $2.04       $2.29            --
                  2009.     $1.49       $2.04            --
                  2008.     $2.68       $1.49            --
                OPPENHEIMER MAIN STREET SMALL CAP(R)/VA
                 SUB-ACCOUNT:
                  2017.     $1.59       $1.78            --
                  2016.     $1.38       $1.59            --
                  2015.     $1.49       $1.38            --
                  2014.     $1.36       $1.49            --
                  2013.     $0.99       $1.36            --
                  2012.     $0.86       $0.99            --
                  2011.     $0.89       $0.86            --
                  2010.     $0.74       $0.89            --
                  2009.     $0.55       $0.74            --
                  2008.     $0.91       $0.55            --
                PIMCO VIT GLOBAL DIVERSIFIED ALLOCATION
                 SUB-ACCOUNT(F):
                  2017.     $1.06       $1.21            --
                  2016.     $1.00       $1.06            --
                  2015.     $1.08       $1.00            --
                  2014.     $1.04       $1.08            --
                  2013.     $1.00       $1.04            --
                PIMCO VIT LOW DURATION SUB-ACCOUNT(B):
                  2017.     $0.99       $0.98        60,623
                  2016.     $0.99       $0.99        63,182
                  2015.     $1.01       $0.99        63,178
                  2014.     $1.02       $1.01        66,158
                  2013.     $1.04       $1.02        61,782
                  2012.     $1.00       $1.04        50,526
                  2011.     $1.01       $1.00        81,238
                  2010.     $1.00       $1.01        48,214

1.90% Variable Account Charge Continued



                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------
                PIMCO VIT TOTAL RETURN SUB-ACCOUNT(B):
                  2017.     $1.09       $1.12          4,295
                  2016.     $1.09       $1.09         14,538
                  2015.     $1.10       $1.09         15,389
                  2014.     $1.08       $1.10         24,604
                  2013.     $1.12       $1.08        100,751
                  2012.     $1.04       $1.12         63,075
                  2011.     $1.03       $1.04         96,708
                  2010.     $1.00       $1.03         72,019
                PUTNAM VT EQUITY INCOME SUB-ACCOUNT(A)(AB):
                  2017.     $2.18       $2.54         27,268
                  2016.     $1.95       $2.18         13,690
                  2015.     $2.05       $1.95         13,527
                  2014.     $1.86       $2.05         12,720
                  2013.     $1.43       $1.86         13,578
                  2012.     $1.22       $1.43             --
                  2011.     $1.22       $1.22             --
                  2010.     $1.10       $1.22             --
                  2009.     $0.87       $1.10             --
                  2008.     $1.61       $0.87             --
                PUTNAM VT GROWTH OPPORTUNITIES SUB-ACCOUNT(X):
                  2017.     $2.01       $2.58             --
                  2016.     $1.99       $2.01             --
                  2015.     $2.16       $1.99             --
                  2014.     $2.01       $2.16             --
                  2013.     $1.43       $2.01             --
                  2012.     $1.27       $1.43             --
                  2011.     $1.58       $1.27             --
                  2010.     $1.33       $1.58             --
                  2009.     $0.83       $1.33             --
                  2008.     $1.34       $0.83             --
                PUTNAM VT INTERNATIONAL EQUITY SUB-ACCOUNT:
                  2017.     $1.62       $2.01         14,052
                  2016.     $1.69       $1.62         14,174
                  2015.     $1.72       $1.69         12,994
                  2014.     $1.88       $1.72         12,908
                  2013.     $1.50       $1.88         12,859
                  2012.     $1.25       $1.50         13,509
                  2011.     $1.53       $1.25         21,108
                  2010.     $1.42       $1.53         37,174
                  2009.     $1.16       $1.42         38,239
                  2008.     $2.11       $1.16         45,233
                PUTNAM VT SUSTAINABLE LEADERS SUB-ACCOUNT(AI):
                  2017.     $2.38       $3.02          5,215
                  2016.     $2.25       $2.38          5,506
                  2015.     $2.30       $2.25          5,009
                  2014.     $2.07       $2.30          5,322
                  2013.     $1.55       $2.07          5,946
                  2012.     $1.35       $1.55          6,576
                  2011.     $1.45       $1.35          6,890
                  2010.     $1.23       $1.45          7,576
                  2009.     $0.95       $1.23          7,656
                  2008.     $1.58       $0.95          7,285





                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------
                SFT ADVANTUS BOND SUB-ACCOUNT:
                  2017.     $1.27       $1.31        286,369
                  2016.     $1.24       $1.27        303,512
                  2015.     $1.26       $1.24        178,831
                  2014.     $1.21       $1.26        224,279
                  2013.     $1.24       $1.21        296,152
                  2012.     $1.18       $1.24        313,929
                  2011.     $1.11       $1.18        671,909
                  2010.     $1.04       $1.11        843,217
                  2009.     $0.91       $1.04        801,828
                  2008.     $1.08       $0.91        953,286
                SFT ADVANTUS DYNAMIC MANAGED VOLATILITY
                 SUB-ACCOUNT(F)(P):
                  2017.     $1.14       $1.32             --
                  2016.     $1.07       $1.14             --
                  2015.     $1.12       $1.07        178,156
                  2014.     $1.06       $1.12        112,435
                  2013.     $1.00       $1.06             --
                SFT ADVANTUS GOVERNMENT MONEY MARKET
                 SUB-ACCOUNT(Q):
                  2017.     $0.89       $0.88        161,636
                  2016.     $0.91       $0.89        121,722
                  2015.     $0.93       $0.91         15,856
                  2014.     $0.95       $0.93         22,050
                  2013.     $0.96       $0.95         34,291
                  2012.     $0.98       $0.96         33,634
                  2011.     $1.00       $0.98         90,666
                  2010.     $1.02       $1.00        101,240
                  2009.     $1.04       $1.02        775,622
                  2008.     $1.04       $1.04        412,854
                SFT ADVANTUS INDEX 400 MID-CAP SUB-ACCOUNT:
                  2017.     $3.29       $3.73         45,325
                  2016.     $2.79       $3.29         44,907
                  2015.     $2.93       $2.79         36,513
                  2014.     $2.73       $2.93         44,369
                  2013.     $2.10       $2.73         57,777
                  2012.     $1.82       $2.10         66,497
                  2011.     $1.90       $1.82         87,978
                  2010.     $1.54       $1.90        113,607
                  2009.     $1.15       $1.54        140,235
                  2008.     $1.84       $1.15        181,974
                SFT ADVANTUS INDEX 500 SUB-ACCOUNT:
                  2017.     $2.34       $2.79        113,705
                  2016.     $2.14       $2.34        127,059
                  2015.     $2.16       $2.14         57,513
                  2014.     $1.95       $2.16         48,690
                  2013.     $1.51       $1.95         33,661
                  2012.     $1.33       $1.51         36,384
                  2011.     $1.34       $1.33         41,533
                  2010.     $1.19       $1.34         63,715
                  2009.     $0.96       $1.19         48,528
                  2008.     $1.56       $0.96         84,272

1.90% Variable Account Charge Continued



                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------
                SFT ADVANTUS INTERNATIONAL BOND SUB-ACCOUNT:
                  2017.     $1.39       $1.38        142,761
                  2016.     $1.37       $1.39        144,074
                  2015.     $1.46       $1.37        126,287
                  2014.     $1.46       $1.46        138,458
                  2013.     $1.49       $1.46        163,184
                  2012.     $1.31       $1.49        155,770
                  2011.     $1.34       $1.31        484,058
                  2010.     $1.20       $1.34        512,262
                  2009.     $1.04       $1.20        472,999
                  2008.     $1.01       $1.04        476,418
                SFT ADVANTUS MANAGED VOLATILITY EQUITY
                 SUB-ACCOUNT(O):
                  2017.     $1.02       $1.17             --
                  2016.     $1.00       $1.02             --
                  2015.     $1.00       $1.00             --
                SFT ADVANTUS MORTGAGE SECURITIES SUB-ACCOUNT:
                  2017.     $1.10       $1.10         81,637
                  2016.     $1.11       $1.10         78,218
                  2015.     $1.10       $1.11         64,440
                  2014.     $1.06       $1.10         71,300
                  2013.     $1.10       $1.06         82,889
                  2012.     $1.08       $1.10         80,800
                  2011.     $1.04       $1.08        129,819
                  2010.     $0.99       $1.04        134,090
                  2009.     $0.93       $0.99        138,214
                  2008.     $1.09       $0.93        222,024
                SFT ADVANTUS REAL ESTATE SECURITIES SUB-ACCOUNT:
                  2017.     $3.12       $3.22         35,621
                  2016.     $3.04       $3.12         35,084
                  2015.     $2.95       $3.04         34,741
                  2014.     $2.31       $2.95         42,361
                  2013.     $2.33       $2.31         59,359
                  2012.     $2.01       $2.33         48,388
                  2011.     $1.94       $2.01         93,706
                  2010.     $1.54       $1.94         99,307
                  2009.     $1.26       $1.54        100,000
                  2008.     $2.01       $1.26        163,073
                SFT IVY/SM/ GROWTH SUB-ACCOUNT(H)(I):
                  2017.     $2.18       $2.76        137,849
                  2016.     $2.20       $2.18        143,562
                  2015.     $2.10       $2.20        126,402
                  2014.     $1.89       $2.10        160,634
                SFT IVY/SM/ SMALL CAP GROWTH SUB-ACCOUNT(H)(J):
                  2017.     $2.18       $2.68         18,268
                  2016.     $1.84       $2.18         15,716
                  2015.     $1.94       $1.84         13,254
                  2014.     $1.82       $1.94         15,602
                SFT T. ROWE PRICE VALUE SUB-ACCOUNT(H)(L):
                  2017.     $2.57       $2.99         67,355
                  2016.     $2.37       $2.57         65,850
                  2015.     $2.46       $2.37         46,311
                  2014.     $2.30       $2.46         61,784





                         UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                         BEGINNING OF  AT END OF  OUTSTANDING AT
                            PERIOD       PERIOD    END OF PERIOD
                         ------------- ---------- ---------------
                SFT WELLINGTON CORE EQUITY SUB-ACCOUNT(H)(K)(AH):
                  2017..     $2.73       $3.25        68,338
                  2016..     $2.65       $2.73        56,784
                  2015..     $2.67       $2.65        55,239
                  2014..     $2.43       $2.67        59,044
                TEMPLETON DEVELOPING MARKETS VIP SUB-ACCOUNT:
                  2017..     $2.31       $3.19        21,156
                  2016..     $2.01       $2.31        25,468
                  2015..     $2.55       $2.01        21,744
                  2014..     $2.83       $2.55        23,487
                  2013..     $2.91       $2.83        27,261
                  2012..     $2.62       $2.91        28,606
                  2011..     $3.18       $2.62        69,110
                  2010..     $2.75       $3.18        75,477
                  2009..     $1.63       $2.75        86,867
                  2008..     $3.51       $1.63        84,552
                TOPS(R) MANAGED RISK BALANCED ETF SUB-ACCOUNT(E):
                  2017..     $1.06       $1.15            --
                  2016..     $1.02       $1.06            --
                  2015..     $1.09       $1.02            --
                  2014..     $1.08       $1.09            --
                  2013..     $1.02       $1.08            --
                  2012..     $1.00       $1.02            --
                TOPS(R) MANAGED RISK FLEX ETF SUB-ACCOUNT(G):
                  2017..     $0.99       $1.08            --
                  2016..     $0.96       $0.99            --
                  2015..     $1.03       $0.96            --
                  2014..     $1.03       $1.03            --
                  2013..     $1.00       $1.03            --
                TOPS(R) MANAGED RISK GROWTH ETF SUB-ACCOUNT(E):
                  2017..     $1.06       $1.22            --
                  2016..     $1.02       $1.06            --
                  2015..     $1.14       $1.02            --
                  2014..     $1.15       $1.14            --
                  2013..     $1.01       $1.15            --
                  2012..     $1.00       $1.01            --
                TOPS(R) MANAGED RISK MODERATE GROWTH ETF
                 SUB-ACCOUNT(E):
                  2017..     $1.08       $1.21            --
                  2016..     $1.04       $1.08            --
                  2015..     $1.13       $1.04            --
                  2014..     $1.12       $1.13            --
                  2013..     $1.02       $1.12            --
                  2012..     $1.00       $1.02            --



2.00% Variable Account Charge



                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------
                AB VPS DYNAMIC ASSET ALLOCATION SUB-ACCOUNT(F):
                  2017.     $1.04       $1.17        26,817
                  2016.     $1.03       $1.04        13,468
                  2015.     $1.07       $1.03            --
                  2014.     $1.04       $1.07            --
                  2013.     $1.00       $1.04            --

2.00% Variable Account Charge Continued



                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------
                AB VPS INTERNATIONAL VALUE SUB-ACCOUNT:
                  2017.     $0.54       $0.66           9,280
                  2016.     $0.55       $0.54          17,716
                  2015.     $0.55       $0.55          17,192
                  2014.     $0.60       $0.55          19,552
                  2013.     $0.50       $0.60          20,280
                  2012.     $0.45       $0.50          60,843
                  2011.     $0.57       $0.45          61,837
                  2010.     $0.55       $0.57           9,104
                  2009.     $0.42       $0.55           7,758
                  2008.     $0.92       $0.42           5,442
                AMERICAN CENTURY VP INCOME & GROWTH SUB-ACCOUNT:
                  2017.     $1.88       $2.22         244,994
                  2016.     $1.70       $1.88         194,894
                  2015.     $1.84       $1.70         106,794
                  2014.     $1.67       $1.84          12,388
                  2013.     $1.26       $1.67          13,270
                  2012.     $1.12       $1.26          25,242
                  2011.     $1.11       $1.12          16,023
                  2010.     $1.00       $1.11              --
                  2009.     $0.86       $1.00              --
                  2008.     $1.35       $0.86              --
                AMERICAN CENTURY VP INFLATION PROTECTION
                 SUB-ACCOUNT:
                  2017.     $1.15       $1.17         986,792
                  2016.     $1.12       $1.15       1,261,612
                  2015.     $1.18       $1.12       1,351,752
                  2014.     $1.16       $1.18       1,434,760
                  2013.     $1.29       $1.16       1,519,428
                  2012.     $1.23       $1.29       1,463,532
                  2011.     $1.12       $1.23         993,641
                  2010.     $1.09       $1.12         612,509
                  2009.     $1.01       $1.09         458,599
                  2008.     $1.05       $1.01          20,579
                AMERICAN FUNDS IS GLOBAL BOND SUB-ACCOUNT(C):
                  2017.     $0.92       $0.97          41,005
                  2016.     $0.92       $0.92          26,446
                  2015.     $0.98       $0.92           6,636
                  2014.     $0.98       $0.98           4,597
                  2013.     $1.03       $0.98           4,413
                  2012.     $0.99       $1.03           9,411
                  2011.     $1.00       $0.99              --
                AMERICAN FUNDS IS GLOBAL GROWTH SUB-ACCOUNT(C):
                  2017.     $1.30       $1.68          19,711
                  2016.     $1.32       $1.30          20,583
                  2015.     $1.26       $1.32          33,187
                  2014.     $1.26       $1.26          34,806
                  2013.     $0.99       $1.26          16,322
                  2012.     $0.83       $0.99              --
                  2011.     $1.00       $0.83           9,972





                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------
                AMERICAN FUNDS IS GLOBAL SMALL CAPITALIZATION
                 SUB-ACCOUNT(C):
                  2017.     $1.09       $1.35         38,378
                  2016.     $1.09       $1.09         24,953
                  2015.     $1.11       $1.09         10,573
                  2014.     $1.11       $1.11          9,304
                  2013.     $0.88       $1.11          5,782
                  2012.     $0.76       $0.88          6,554
                  2011.     $1.00       $0.76          6,964
                AMERICAN FUNDS IS GROWTH SUB-ACCOUNT(C):
                  2017.     $1.52       $1.91        228,928
                  2016.     $1.42       $1.52        371,855
                  2015.     $1.35       $1.42        250,420
                  2014.     $1.27       $1.35         32,148
                  2013.     $1.00       $1.27        319,573
                  2012.     $0.86       $1.00         62,604
                  2011.     $1.00       $0.86         49,418
                AMERICAN FUNDS IS GROWTH-INCOME SUB-ACCOUNT(C):
                  2017.     $1.60       $1.92         94,882
                  2016.     $1.47       $1.60        402,005
                  2015.     $1.47       $1.47        303,726
                  2014.     $1.36       $1.47         87,829
                  2013.     $1.04       $1.36         81,888
                  2012.     $0.90       $1.04         78,275
                  2011.     $1.00       $0.90          4,613
                AMERICAN FUNDS IS INTERNATIONAL SUB-ACCOUNT(C):
                  2017.     $0.97       $1.26         21,002
                  2016.     $0.96       $0.97         32,538
                  2015.     $1.02       $0.96         32,266
                  2014.     $1.07       $1.02         31,126
                  2013.     $0.90       $1.07         21,818
                  2012.     $0.78       $0.90         23,113
                  2011.     $1.00       $0.78         15,553
                AMERICAN FUNDS IS NEW WORLD(R) SUB-ACCOUNT(C):
                  2017.     $0.90       $1.15         70,526
                  2016.     $0.88       $0.90         51,802
                  2015.     $0.92       $0.88         42,529
                  2014.     $1.02       $0.92         38,301
                  2013.     $0.94       $1.02         26,035
                  2012.     $0.81       $0.94         16,699
                  2011.     $1.00       $0.81         22,191
                AMERICAN FUNDS IS U.S. GOVERNMENT/AAA-RATED
                 SECURITIES SUB-ACCOUNT(C):
                  2017.     $1.01       $1.01        122,381
                  2016.     $1.02       $1.01        119,661
                  2015.     $1.03       $1.02        116,519
                  2014.     $1.00       $1.03         34,077
                  2013.     $1.05       $1.00         33,995
                  2012.     $1.05       $1.05         32,283
                  2011.     $1.00       $1.05         22,899

2.00% Variable Account Charge Continued



                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------
                CLEARBRIDGE VARIABLE SMALL CAP GROWTH
                 SUB-ACCOUNT(N):
                  2017.     $0.98       $1.19        471,510
                  2016.     $0.95       $0.98             --
                  2015.     $1.00       $0.95             --
                FIDELITY(R) VIP FUNDS EQUITY-INCOME SUB-ACCOUNT:
                  2017.     $1.88       $2.07        135,480
                  2016.     $1.63       $1.88        714,689
                  2015.     $1.73       $1.63        443,196
                  2014.     $1.63       $1.73        491,710
                  2013.     $1.30       $1.63        643,217
                  2012.     $1.13       $1.30        518,744
                  2011.     $1.15       $1.13        727,892
                  2010.     $1.02       $1.15        888,575
                  2009.     $0.80       $1.02        978,150
                  2008.     $1.43       $0.80        896,056
                FIDELITY(R) VIP FUNDS MID CAP SUB-ACCOUNT:
                  2017.     $2.84       $3.35         18,768
                  2016.     $2.59       $2.84         40,426
                  2015.     $2.68       $2.59         33,784
                  2014.     $2.58       $2.68         72,573
                  2013.     $1.94       $2.58         68,332
                  2012.     $1.73       $1.94         53,770
                  2011.     $1.97       $1.73         38,198
                  2010.     $1.57       $1.97         44,779
                  2009.     $1.14       $1.57         40,402
                  2008.     $1.93       $1.14         25,694
                FRANKLIN MUTUAL SHARES VIP SUB-ACCOUNT:
                  2017.     $1.91       $2.03        190,770
                  2016.     $1.68       $1.91         21,306
                  2015.     $1.81       $1.68         23,146
                  2014.     $1.72       $1.81         23,063
                  2013.     $1.37       $1.72         23,990
                  2012.     $1.22       $1.37         26,309
                  2011.     $1.26       $1.22         21,702
                  2010.     $1.16       $1.26         37,497
                  2009.     $0.93       $1.16         22,473
                  2008.     $1.52       $0.93         21,991
                FRANKLIN SMALL CAP VALUE VIP SUB-ACCOUNT:
                  2017.     $1.59       $1.72        165,525
                  2016.     $1.24       $1.59        597,517
                  2015.     $1.37       $1.24        309,094
                  2014.     $1.39       $1.37        320,075
                  2013.     $1.04       $1.39        279,923
                  2012.     $0.90       $1.04        339,972
                  2011.     $0.95       $0.90        330,651
                  2010.     $0.76       $0.95        368,589
                  2009.     $0.60       $0.76        342,832
                  2008.     $0.91       $0.60        181,647





                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------
                FRANKLIN SMALL-MID CAP GROWTH VIP SUB-ACCOUNT:
                  2017.     $1.92       $2.29          58,930
                  2016.     $1.88       $1.92          69,012
                  2015.     $1.98       $1.88          57,952
                  2014.     $1.88       $1.98          65,144
                  2013.     $1.38       $1.88          68,571
                  2012.     $1.27       $1.38          78,647
                  2011.     $1.37       $1.27          26,224
                  2010.     $1.09       $1.37          24,402
                  2009.     $0.78       $1.09          21,928
                  2008.     $1.38       $0.78           9,544
                GOLDMAN SACHS VIT GLOBAL TRENDS ALLOCATION
                 SUB-ACCOUNT(F):
                  2017.     $1.00       $1.10           2,677
                  2016.     $0.97       $1.00              --
                  2015.     $1.06       $0.97              --
                  2014.     $1.04       $1.06          70,268
                  2013.     $1.00       $1.04         200,966
                GOLDMAN SACHS VIT HIGH QUALITY FLOATING RATE
                 SUB-ACCOUNT(B):
                  2017.     $0.99       $0.99         460,451
                  2016.     $1.00       $0.99         641,549
                  2015.     $1.03       $1.00         656,013
                  2014.     $1.05       $1.03         782,914
                  2013.     $1.07       $1.05         870,149
                  2012.     $1.06       $1.07       1,066,042
                  2011.     $1.02       $1.06         388,995
                  2010.     $1.00       $1.02          91,271
                INVESCO V.I. AMERICAN VALUE SUB-ACCOUNT:
                  2017.     $1.42       $1.53          72,649
                  2016.     $1.26       $1.42          80,149
                  2015.     $1.42       $1.26          76,263
                  2014.     $1.32       $1.42          85,500
                  2013.     $1.01       $1.32         286,635
                  2012.     $0.88       $1.01          31,185
                  2011.     $0.89       $0.88          16,653
                  2010.     $0.74       $0.89              --
                  2009.     $0.54       $0.74              --
                  2008.     $0.95       $0.54              --
                INVESCO V.I. COMSTOCK SUB-ACCOUNT:
                  2017.     $2.07       $2.39         381,347
                  2016.     $1.81       $2.07         305,773
                  2015.     $1.96       $1.81         420,232
                  2014.     $1.84       $1.96         576,770
                  2013.     $1.38       $1.84         314,999
                  2012.     $1.18       $1.38         309,696
                  2011.     $1.23       $1.18         170,249
                  2010.     $1.09       $1.23          50,836
                  2009.     $0.87       $1.09           8,448
                  2008.     $1.37       $0.87           8,547

2.00% Variable Account Charge Continued



                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------
                INVESCO V.I. EQUITY AND INCOME SUB-ACCOUNT(D):
                  2017.     $1.51       $1.64          3,647
                  2016.     $1.34       $1.51          7,040
                  2015.     $1.40       $1.34          6,128
                  2014.     $1.31       $1.40          6,213
                  2013.     $1.07       $1.31          6,364
                  2012.     $0.98       $1.07          6,702
                  2011.     $1.01       $0.98          3,465
                  2010.     $0.96       $1.01          3,495
                  2009.     $0.73       $0.96          3,523
                  2008.     $1.22       $0.73            313
                INVESCO V.I. GROWTH AND INCOME SUB-ACCOUNT:
                  2017.     $2.23       $2.49        153,698
                  2016.     $1.90       $2.23        233,441
                  2015.     $2.01       $1.90          9,327
                  2014.     $1.86       $2.01          9,521
                  2013.     $1.42       $1.86         31,837
                  2012.     $1.27       $1.42         13,906
                  2011.     $1.32       $1.27         14,309
                  2010.     $1.20       $1.32          6,505
                  2009.     $0.99       $1.20          6,557
                  2008.     $1.49       $0.99             --
                INVESCO V.I. SMALL CAP EQUITY SUB-ACCOUNT:
                  2017.     $1.36       $1.51        172,326
                  2016.     $1.24       $1.36        381,432
                  2015.     $1.34       $1.24        391,933
                  2014.     $1.34       $1.34        411,244
                  2013.     $1.00       $1.34        458,062
                  2012.     $0.89       $1.00        503,399
                  2011.     $0.92       $0.89        447,763
                  2010.     $0.73       $0.92        499,675
                  2009.     $0.62       $0.73        474,705
                  2008.     $0.92       $0.62        257,103
                IVY VIP ASSET STRATEGY SUB-ACCOUNT(W):
                  2017.     $2.34       $2.71         74,035
                  2016.     $2.45       $2.34        151,480
                  2015.     $2.73       $2.45        156,758
                  2014.     $2.94       $2.73        197,406
                  2013.     $2.39       $2.94        239,956
                  2012.     $2.05       $2.39        239,898
                  2011.     $2.25       $2.05        205,132
                  2010.     $2.12       $2.25        191,052
                  2009.     $1.73       $2.12        199,559
                  2008.     $2.37       $1.73        154,457
                IVY VIP BALANCED SUB-ACCOUNT(W):
                  2017.     $1.92       $2.09         35,020
                  2016.     $1.92       $1.92         96,894
                  2015.     $1.96       $1.92         93,090
                  2014.     $1.86       $1.96         95,913
                  2013.     $1.53       $1.86         90,401
                  2012.     $1.40       $1.53         83,852
                  2011.     $1.38       $1.40         76,143
                  2010.     $1.20       $1.38         22,531
                  2009.     $1.09       $1.20         25,240
                  2008.     $1.40       $1.09         10,573





                         UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                         BEGINNING OF  AT END OF  OUTSTANDING AT
                            PERIOD       PERIOD    END OF PERIOD
                         ------------- ---------- ---------------
                IVY VIP CORE EQUITY SUB-ACCOUNT(W):
                  2017.      $2.36       $2.79          56,775
                  2016.      $2.32       $2.36          82,818
                  2015.      $2.38       $2.32          84,401
                  2014.      $2.21       $2.38         351,204
                  2013.      $1.69       $2.21         173,350
                  2012.      $1.46       $1.69          17,615
                  2011.      $1.46       $1.46          16,962
                  2010.      $1.23       $1.46          12,262
                  2009.      $1.01       $1.23          22,623
                  2008.      $1.59       $1.01          10,552
                IVY VIP GLOBAL GROWTH SUB-ACCOUNT(W):
                  2017.      $1.80       $2.19         242,263
                  2016.      $1.89       $1.80         334,849
                  2015.      $1.87       $1.89         312,012
                  2014.      $1.89       $1.87         338,464
                  2013.      $1.61       $1.89         313,086
                  2012.      $1.39       $1.61         331,118
                  2011.      $1.53       $1.39         169,086
                  2010.      $1.36       $1.53          70,189
                  2009.      $1.10       $1.36          18,691
                  2008.      $1.93       $1.10           3,274
                IVY VIP HIGH INCOME SUB-ACCOUNT(F)(M)(W):
                  2017.      $1.07       $1.12         541,428
                  2016.      $0.94       $1.07       1,062,654
                  2015.      $1.03       $0.94       1,179,062
                  2014.      $1.03       $1.03       1,245,275
                  2013.      $1.00       $1.03           9,383
                IVY VIP INTERNATIONAL CORE EQUITY SUB-ACCOUNT(W):
                  2017..     $1.82       $2.20         383,607
                  2016..     $1.84       $1.82         771,020
                  2015..     $1.89       $1.84         623,268
                  2014..     $1.90       $1.89         679,912
                  2013..     $1.55       $1.90         765,975
                  2012..     $1.40       $1.55         853,716
                  2011..     $1.66       $1.40         748,450
                  2010..     $1.48       $1.66         728,114
                  2009..     $1.10       $1.48         686,211
                  2008..     $1.95       $1.10         564,746
                IVY VIP MICRO CAP GROWTH SUB-ACCOUNT(W):
                  2017..     $2.21       $2.36         227,046
                  2016..     $1.99       $2.21          23,336
                  2015..     $2.24       $1.99          17,357
                  2014..     $2.33       $2.24          23,158
                  2013..     $1.51       $2.33          27,270
                  2012..     $1.38       $1.51          15,875
                  2011..     $1.51       $1.38           9,223
                  2010..     $1.09       $1.51          28,083
                  2009..     $0.79       $1.09          10,255
                  2008..     $1.55       $0.79              --

2.00% Variable Account Charge Continued



                          UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                          BEGINNING OF  AT END OF  OUTSTANDING AT
                             PERIOD       PERIOD    END OF PERIOD
                          ------------- ---------- ---------------
                IVY VIP MID CAP GROWTH SUB-ACCOUNT(W):
                  2017.       $2.29       $2.84        110,837
                  2016.       $2.20       $2.29        133,076
                  2015.       $2.38       $2.20        139,222
                  2014.       $2.25       $2.38        150,971
                  2013.       $1.77       $2.25        100,059
                  2012.       $1.59       $1.77        100,365
                  2011.       $1.63       $1.59         29,560
                  2010.       $1.26       $1.63         18,254
                  2009.       $0.88       $1.26          4,627
                  2008.       $1.41       $0.88          4,664
                IVY VIP NATURAL RESOURCES SUB-ACCOUNT (W)(Y):
                  2017.       $1.01       $1.02        119,801
                  2016.       $0.84       $1.01        502,294
                  2015.       $1.10       $0.84        125,452
                  2014.       $1.29       $1.10        108,781
                  2013.       $1.22       $1.29        107,383
                  2012.       $1.22       $1.22        125,579
                  2011.       $1.59       $1.22        118,938
                  2010.       $1.38       $1.59        116,344
                  2009.       $0.81       $1.38         91,588
                  2008.       $2.15       $0.81         99,998
                IVY VIP PATHFINDER MODERATE -- MANAGED VOLATILITY
                 SUB-ACCOUNT(G)(W):
                  2017..      $1.04       $1.15             --
                  2016..      $1.04       $1.04             --
                  2015..      $1.06       $1.04             --
                  2014..      $1.05       $1.06             --
                  2013..      $1.00       $1.05             --
                IVY VIP PATHFINDER MODERATELY AGGRESSIVE -- MANAGED
                 VOLATILITY SUB-ACCOUNT(G)(W):
                  2017...     $1.04       $1.18             --
                  2016...     $1.04       $1.04             --
                  2015...     $1.07       $1.04             --
                  2014...     $1.05       $1.07             --
                  2013...     $1.00       $1.05             --
                IVY VIP PATHFINDER MODERATELY CONSERVATIVE --
                 MANAGED VOLATILITY SUB-ACCOUNT(G)(W):
                  2017...     $1.01       $1.11        103,230
                  2016...     $1.02       $1.01        117,808
                  2015...     $1.05       $1.02        112,884
                  2014...     $1.04       $1.05             --
                  2013...     $1.00       $1.04             --
                IVY VIP SCIENCE AND TECHNOLOGY SUB-ACCOUNT(W):
                  2017...     $3.09       $4.00        210,662
                  2016...     $3.10       $3.09         80,561
                  2015...     $3.26       $3.10         82,064
                  2014...     $3.23       $3.26         83,311
                  2013...     $2.11       $3.23         87,568
                  2012...     $1.68       $2.11         85,246
                  2011...     $1.82       $1.68         63,592
                  2010...     $1.65       $1.82         83,175
                  2009...     $1.17       $1.65         21,751
                  2008...     $1.80       $1.17         20,345





                         UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                         BEGINNING OF  AT END OF  OUTSTANDING AT
                            PERIOD       PERIOD    END OF PERIOD
                         ------------- ---------- ---------------
                IVY VIP SMALL CAP CORE SUB-ACCOUNT(W)(Z):
                  2017.      $2.49       $2.78        238,371
                  2016.      $1.97       $2.49        102,334
                  2015.      $2.13       $1.97         83,187
                  2014.      $2.03       $2.13        102,467
                  2013.      $1.55       $2.03        111,277
                  2012.      $1.34       $1.55        126,867
                  2011.      $1.56       $1.34        155,217
                  2010.      $1.26       $1.56        170,397
                  2009.      $1.00       $1.26        184,128
                  2008.      $1.38       $1.00        207,524
                IVY VIP VALUE SUB-ACCOUNT(W):
                  2017.      $2.08       $2.29         44,661
                  2016.      $1.91       $2.08         67,933
                  2015.      $2.03       $1.91        231,734
                  2014.      $1.86       $2.03        235,642
                  2013.      $1.41       $1.86         23,125
                  2012.      $1.21       $1.41         17,863
                  2011.      $1.33       $1.21         18,359
                  2010.      $1.14       $1.33         22,101
                  2009.      $0.92       $1.14         26,765
                  2008.      $1.42       $0.92             --
                JANUS HENDERSON BALANCED SUB-ACCOUNT(AC):
                  2017.      $2.02       $2.34         27,784
                  2016.      $1.97       $2.02         78,039
                  2015.      $2.01       $1.97         93,354
                  2014.      $1.89       $2.01        100,250
                  2013.      $1.61       $1.89        132,806
                  2012.      $1.45       $1.61        150,599
                  2011.      $1.46       $1.45        150,845
                  2010.      $1.38       $1.46         79,083
                  2009.      $1.12       $1.38         70,723
                  2008.      $1.36       $1.12          6,243
                JANUS HENDERSON FLEXIBLE BOND SUB-ACCOUNT(N)(AD):
                  2017..     $0.98       $0.99         72,937
                  2016..     $0.97       $0.98         51,349
                  2015..     $1.00       $0.97          1,873
                JANUS HENDERSON FORTY SUB-ACCOUNT(AE):
                  2017..     $2.57       $3.28         15,976
                  2016..     $2.57       $2.57         90,515
                  2015..     $2.35       $2.57        192,726
                  2014..     $2.21       $2.35         96,585
                  2013..     $1.72       $2.21        253,389
                  2012..     $1.42       $1.72        124,210
                  2011..     $1.55       $1.42        115,283
                  2010..     $1.49       $1.55        134,649
                  2009..     $1.04       $1.49        137,467
                  2008..     $1.90       $1.04         96,752

2.00% Variable Account Charge Continued



                         UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                         BEGINNING OF  AT END OF  OUTSTANDING AT
                            PERIOD       PERIOD    END OF PERIOD
                         ------------- ---------- ---------------
                JANUS HENDERSON MID CAP VALUE SUB-ACCOUNT(AF):
                  2017.      $1.46       $1.63        195,297
                  2016.      $1.26       $1.46        275,799
                  2015.      $1.33       $1.26        282,970
                  2014.      $1.25       $1.33        290,164
                  2013.      $1.02       $1.25        326,690
                  2012.      $0.94       $1.02        347,767
                  2011.      $0.98       $0.94        272,076
                  2010.      $0.87       $0.98        303,952
                  2009.      $0.67       $0.87        282,828
                  2008.      $0.95       $0.67        159,475
                JANUS HENDERSON OVERSEAS SUB-ACCOUNT(AG):
                  2017.      $1.67       $2.14        103,907
                  2016.      $1.82       $1.67        406,656
                  2015.      $2.04       $1.82        322,119
                  2014.      $2.37       $2.04        343,379
                  2013.      $2.11       $2.37        373,330
                  2012.      $1.90       $2.11        397,018
                  2011.      $2.87       $1.90        450,344
                  2010.      $2.34       $2.87        471,863
                  2009.      $1.33       $2.34        527,642
                  2008.      $2.85       $1.33        491,889
                MFS(R) MID CAP GROWTH SERIES SUB-ACCOUNT:
                  2017.      $1.67       $2.07             --
                  2016.      $1.62       $1.67             --
                  2015.      $1.59       $1.62             --
                  2014.      $1.49       $1.59             --
                  2013.      $1.11       $1.49             --
                  2012.      $0.97       $1.11             --
                  2011.      $1.06       $0.97             --
                  2010.      $0.83       $1.06             --
                  2009.      $0.60       $0.83             --
                  2008.      $1.27       $0.60             --
                MFS(R) VIT II INTERNATIONAL VALUE SUB-ACCOUNT(N):
                  2017..     $0.98       $1.22         59,821
                  2016..     $0.96       $0.98         28,462
                  2015..     $1.00       $0.96          2,327
                MORGAN STANLEY VIF EMERGING MARKETS EQUITY
                 SUB-ACCOUNT(AA):
                  2017..     $0.62       $0.82        322,630
                  2016..     $0.60       $0.62        474,394
                  2015..     $0.68       $0.60        479,594
                  2014..     $0.73       $0.68        461,105
                  2013..     $0.75       $0.73        364,609
                  2012..     $0.64       $0.75        350,032
                  2011..     $0.80       $0.64        232,965
                  2010..     $0.68       $0.80        223,181
                  2009..     $0.41       $0.68        166,570
                  2008..     $0.97       $0.41         48,859





                          UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                          BEGINNING OF  AT END OF  OUTSTANDING AT
                             PERIOD       PERIOD    END OF PERIOD
                          ------------- ---------- ---------------
                MORNINGSTAR AGGRESSIVE GROWTH ETF ASSET ALLOCATION
                 SUB-ACCOUNT(R):
                  2017...     $1.05       $1.24          39,726
                  2016...     $0.97       $1.05          49,544
                  2015...     $1.01       $0.97          53,930
                  2014...     $0.99       $1.01          54,991
                  2013...     $0.85       $0.99          85,742
                  2012...     $0.76       $0.85         119,905
                  2011...     $0.82       $0.76         104,635
                  2010...     $0.72       $0.82          20,488
                  2009...     $0.58       $0.72           5,114
                  2008...     $0.94       $0.58              --
                MORNINGSTAR BALANCED ETF ASSET ALLOCATION
                 SUB-ACCOUNT(S):
                  2017...     $1.12       $1.24         794,642
                  2016...     $1.05       $1.12         917,441
                  2015...     $1.10       $1.05         868,898
                  2014...     $1.07       $1.10         453,988
                  2013...     $0.98       $1.07         563,816
                  2012...     $0.90       $0.98       1,238,725
                  2011...     $0.93       $0.90       1,351,504
                  2010...     $0.84       $0.93       1,440,189
                  2009...     $0.72       $0.84       1,571,328
                  2008...     $0.97       $0.72         194,470
                MORNINGSTAR CONSERVATIVE ETF ASSET ALLOCATION
                 SUB-ACCOUNT(T):
                  2017...     $1.08       $1.12         178,595
                  2016...     $1.05       $1.08         184,722
                  2015...     $1.09       $1.05         177,208
                  2014...     $1.08       $1.09         182,456
                  2013...     $1.07       $1.08         230,818
                  2012...     $1.04       $1.07         251,633
                  2011...     $1.03       $1.04         142,440
                  2010...     $0.98       $1.03         146,329
                  2009...     $0.93       $0.98         143,123
                  2008...     $1.01       $0.93              --
                MORNINGSTAR GROWTH ETF ASSET ALLOCATION
                 SUB-ACCOUNT(U):
                  2017...     $1.09       $1.25          67,823
                  2016...     $1.01       $1.09         671,269
                  2015...     $1.06       $1.01         693,914
                  2014...     $1.03       $1.06         705,794
                  2013...     $0.91       $1.03         796,145
                  2012...     $0.82       $0.91         808,562
                  2011...     $0.87       $0.82       1,447,480
                  2010...     $0.77       $0.87       1,580,537
                  2009...     $0.64       $0.77       1,590,717
                  2008...     $0.95       $0.64         281,942

2.00% Variable Account Charge Continued



                          UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                          BEGINNING OF  AT END OF  OUTSTANDING AT
                             PERIOD       PERIOD    END OF PERIOD
                          ------------- ---------- ---------------
                MORNINGSTAR INCOME AND GROWTH ETF ASSET ALLOCATION
                 SUB-ACCOUNT(V):
                  2017...     $1.09       $1.18         87,292
                  2016...     $1.05       $1.09        380,015
                  2015...     $1.09       $1.05        401,843
                  2014...     $1.07       $1.09        899,073
                  2013...     $1.02       $1.07        955,495
                  2012...     $0.96       $1.02        991,819
                  2011...     $0.97       $0.96        604,218
                  2010...     $0.91       $0.97        548,654
                  2009...     $0.82       $0.91        655,601
                  2008...     $0.99       $0.82        531,235
                NEUBERGER BERMAN AMT SOCIALLY RESPONSIVE
                 SUB-ACCOUNT:
                  2017...     $1.39       $1.61         13,342
                  2016...     $1.29       $1.39          8,063
                  2015...     $1.33       $1.29         10,999
                  2014...     $1.23       $1.33         36,888
                  2013...     $0.91       $1.23         30,193
                  2012...     $0.84       $0.91          1,721
                  2011...     $0.89       $0.84             --
                  2010...     $0.74       $0.89          8,312
                  2009...     $0.57       $0.74             --
                  2008...     $0.96       $0.57             --
                OPPENHEIMER INTERNATIONAL GROWTH/VA SUB-ACCOUNT:
                  2017...     $1.94       $2.40         97,649
                  2016...     $2.03       $1.94        122,296
                  2015...     $2.01       $2.03         91,722
                  2014...     $2.21       $2.01         99,322
                  2013...     $1.79       $2.21         29,348
                  2012...     $1.50       $1.79         11,810
                  2011...     $1.66       $1.50         15,739
                  2010...     $1.48       $1.66          1,799
                  2009...     $1.08       $1.48          1,813
                  2008...     $1.94       $1.08             --
                OPPENHEIMER MAIN STREET SMALL CAP(R)/VA
                 SUB-ACCOUNT:
                  2017...     $1.57       $1.76         17,781
                  2016...     $1.36       $1.57         34,374
                  2015...     $1.48       $1.36         40,183
                  2014...     $1.35       $1.48         40,954
                  2013...     $0.98       $1.35         42,579
                  2012...     $0.85       $0.98         48,404
                  2011...     $0.89       $0.85         25,937
                  2010...     $0.74       $0.89         20,191
                  2009...     $0.55       $0.74         20,389
                  2008...     $0.91       $0.55         13,011
                PIMCO VIT GLOBAL DIVERSIFIED ALLOCATION
                 SUB-ACCOUNT(F):
                  2017...     $1.05       $1.20          3,278
                  2016...     $1.00       $1.05             --
                  2015...     $1.08       $1.00             --
                  2014...     $1.04       $1.08             --
                  2013...     $1.00       $1.04             --





                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------
                PIMCO VIT LOW DURATION SUB-ACCOUNT(B):
                  2017.     $0.98       $0.97         554,856
                  2016.     $0.99       $0.98         893,854
                  2015.     $1.00       $0.99         924,156
                  2014.     $1.02       $1.00       1,010,079
                  2013.     $1.04       $1.02       1,032,313
                  2012.     $1.00       $1.04       1,839,536
                  2011.     $1.01       $1.00         601,222
                  2010.     $1.00       $1.01          87,599
                PIMCO VIT TOTAL RETURN SUB-ACCOUNT(B):
                  2017.     $1.09       $1.12       1,044,448
                  2016.     $1.08       $1.09       1,402,667
                  2015.     $1.10       $1.08       1,525,309
                  2014.     $1.07       $1.10       1,628,053
                  2013.     $1.12       $1.07       1,536,190
                  2012.     $1.04       $1.12       2,554,547
                  2011.     $1.03       $1.04         840,795
                  2010.     $1.00       $1.03         261,738
                PUTNAM VT EQUITY INCOME SUB-ACCOUNT(A)(AB):
                  2017.     $1.82       $2.12          36,076
                  2016.     $1.64       $1.82          20,652
                  2015.     $1.72       $1.64          18,025
                  2014.     $1.56       $1.72          24,160
                  2013.     $1.20       $1.56          26,204
                  2012.     $1.03       $1.20          10,219
                  2011.     $1.03       $1.03          11,096
                  2010.     $0.93       $1.03           3,082
                  2009.     $0.74       $0.93           3,109
                  2008.     $1.36       $0.74           3,138
                PUTNAM VT GROWTH OPPORTUNITIES SUB-ACCOUNT(X):
                  2017.     $1.74       $2.23          13,631
                  2016.     $1.73       $1.74          24,492
                  2015.     $1.88       $1.73         170,559
                  2014.     $1.75       $1.88         310,897
                  2013.     $1.24       $1.75          17,415
                  2012.     $1.11       $1.24          21,968
                  2011.     $1.38       $1.11          19,046
                  2010.     $1.16       $1.38           6,208
                  2009.     $0.72       $1.16              --
                  2008.     $1.17       $0.72              --
                PUTNAM VT INTERNATIONAL EQUITY SUB-ACCOUNT:
                  2017.     $1.36       $1.69              --
                  2016.     $1.42       $1.36              --
                  2015.     $1.45       $1.42           3,575
                  2014.     $1.58       $1.45           7,232
                  2013.     $1.26       $1.58           7,520
                  2012.     $1.06       $1.26           9,931
                  2011.     $1.30       $1.06          11,278
                  2010.     $1.20       $1.30          12,584
                  2009.     $0.98       $1.20          12,414
                  2008.     $1.79       $0.98          11,567

2.00% Variable Account Charge Continued



                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------
                PUTNAM VT SUSTAINABLE LEADERS SUB-ACCOUNT(AI):
                  2017.     $1.98       $2.51           8,827
                  2016.     $1.87       $1.98          10,090
                  2015.     $1.92       $1.87         148,660
                  2014.     $1.72       $1.92         154,276
                  2013.     $1.29       $1.72          12,832
                  2012.     $1.13       $1.29          14,380
                  2011.     $1.21       $1.13           6,890
                  2010.     $1.03       $1.21              --
                  2009.     $0.80       $1.03              --
                  2008.     $1.33       $0.80              --
                SFT ADVANTUS BOND SUB-ACCOUNT:
                  2017.     $1.26       $1.29         801,930
                  2016.     $1.23       $1.26       2,146,542
                  2015.     $1.25       $1.23       2,139,654
                  2014.     $1.20       $1.25       2,330,892
                  2013.     $1.24       $1.20       2,642,273
                  2012.     $1.17       $1.24       2,644,846
                  2011.     $1.11       $1.17       2,822,263
                  2010.     $1.03       $1.11       3,384,835
                  2009.     $0.91       $1.03       3,184,996
                  2008.     $1.08       $0.91       2,793,183
                SFT ADVANTUS DYNAMIC MANAGED VOLATILITY
                 SUB-ACCOUNT(F)(P):
                  2017.     $1.13       $1.31          39,627
                  2016.     $1.06       $1.13          80,286
                  2015.     $1.12       $1.06          45,506
                  2014.     $1.06       $1.12          46,842
                  2013.     $1.00       $1.06              --
                SFT ADVANTUS GOVERNMENT MONEY MARKET
                 SUB-ACCOUNT(Q):
                  2017.     $0.89       $0.87         101,916
                  2016.     $0.90       $0.89         423,581
                  2015.     $0.92       $0.90         443,388
                  2014.     $0.94       $0.92         640,859
                  2013.     $0.96       $0.94         933,971
                  2012.     $0.98       $0.96       1,275,099
                  2011.     $1.00       $0.98       1,239,613
                  2010.     $1.02       $1.00         831,907
                  2009.     $1.04       $1.02         869,342
                  2008.     $1.04       $1.04       1,667,785
                SFT ADVANTUS INDEX 400 MID-CAP SUB-ACCOUNT:
                  2017.     $2.66       $3.02         169,359
                  2016.     $2.26       $2.66         680,557
                  2015.     $2.37       $2.26         433,601
                  2014.     $2.21       $2.37         497,218
                  2013.     $1.70       $2.21         585,431
                  2012.     $1.48       $1.70         667,306
                  2011.     $1.55       $1.48         721,683
                  2010.     $1.25       $1.55         773,755
                  2009.     $0.94       $1.25         795,684
                  2008.     $1.51       $0.94         694,066





                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------
                SFT ADVANTUS INDEX 500 SUB-ACCOUNT:
                  2017.     $2.03       $2.42          37,349
                  2016.     $1.86       $2.03          35,483
                  2015.     $1.88       $1.86          17,124
                  2014.     $1.70       $1.88          22,863
                  2013.     $1.32       $1.70          23,659
                  2012.     $1.16       $1.32          13,145
                  2011.     $1.17       $1.16          18,448
                  2010.     $1.04       $1.17          14,589
                  2009.     $0.84       $1.04          14,857
                  2008.     $1.37       $0.84           6,854
                SFT ADVANTUS INTERNATIONAL BOND SUB-ACCOUNT:
                  2017.     $1.37       $1.36         420,458
                  2016.     $1.36       $1.37         763,432
                  2015.     $1.45       $1.36         761,372
                  2014.     $1.45       $1.45         793,165
                  2013.     $1.48       $1.45         839,212
                  2012.     $1.30       $1.48         886,154
                  2011.     $1.33       $1.30         845,743
                  2010.     $1.19       $1.33         810,997
                  2009.     $1.03       $1.19         680,351
                  2008.     $1.01       $1.03         659,854
                SFT ADVANTUS MANAGED VOLATILITY EQUITY
                 SUB-ACCOUNT(O):
                  2017.     $1.02       $1.16          99,476
                  2016.     $1.00       $1.02         100,960
                  2015.     $1.00       $1.00              --
                SFT ADVANTUS MORTGAGE SECURITIES SUB-ACCOUNT:
                  2017.     $1.09       $1.09         216,381
                  2016.     $1.10       $1.09         370,353
                  2015.     $1.09       $1.10         355,867
                  2014.     $1.05       $1.09         424,390
                  2013.     $1.09       $1.05         388,686
                  2012.     $1.08       $1.09         363,246
                  2011.     $1.03       $1.08         472,241
                  2010.     $0.98       $1.03         561,297
                  2009.     $0.93       $0.98         546,310
                  2008.     $1.09       $0.93         469,720
                SFT ADVANTUS REAL ESTATE SECURITIES SUB-ACCOUNT:
                  2017.     $2.50       $2.59         193,256
                  2016.     $2.45       $2.50         335,155
                  2015.     $2.38       $2.45         253,938
                  2014.     $1.86       $2.38         321,211
                  2013.     $1.88       $1.86         355,590
                  2012.     $1.62       $1.88         325,993
                  2011.     $1.57       $1.62         312,954
                  2010.     $1.24       $1.57         341,437
                  2009.     $1.02       $1.24         363,679
                  2008.     $1.63       $1.02         259,099
                SFT IVY/SM/ GROWTH SUB-ACCOUNT(H)(I):
                  2017.     $2.12       $2.68         614,809
                  2016.     $2.14       $2.12       1,396,848
                  2015.     $2.05       $2.14       1,507,607
                  2014.     $1.84       $2.05       1,611,299

2.00% Variable Account Charge Continued



                         UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                         BEGINNING OF  AT END OF  OUTSTANDING AT
                            PERIOD       PERIOD    END OF PERIOD
                         ------------- ---------- ---------------
                SFT IVY/SM/ SMALL CAP GROWTH SUB-ACCOUNT(H)(J):
                  2017.      $2.12       $2.61          58,082
                  2016.      $1.79       $2.12          95,343
                  2015.      $1.89       $1.79          93,878
                  2014.      $1.77       $1.89         120,644
                SFT T. ROWE PRICE VALUE SUB-ACCOUNT(H)(L):
                  2017.      $2.27       $2.64         663,972
                  2016.      $2.09       $2.27       1,492,312
                  2015.      $2.18       $2.09       1,414,071
                  2014.      $2.04       $2.18       1,547,577
                SFT WELLINGTON CORE EQUITY SUB-ACCOUNT(H)(K)(AH):
                  2017..     $2.29       $2.73         101,336
                  2016..     $2.23       $2.29         115,318
                  2015..     $2.25       $2.23         207,788
                  2014..     $2.05       $2.25         113,301
                TEMPLETON DEVELOPING MARKETS VIP SUB-ACCOUNT:
                  2017..     $1.74       $2.39          29,338
                  2016..     $1.51       $1.74          40,440
                  2015..     $1.92       $1.51          34,147
                  2014..     $2.13       $1.92          44,903
                  2013..     $2.20       $2.13          49,887
                  2012..     $1.98       $2.20          52,001
                  2011..     $2.40       $1.98          57,783
                  2010..     $2.08       $2.40          55,741
                  2009..     $1.23       $2.08          73,611
                  2008..     $2.66       $1.23          63,665
                TOPS(R) MANAGED RISK BALANCED ETF SUB-ACCOUNT(E):
                  2017..     $1.06       $1.15         133,140
                  2016..     $1.02       $1.06         124,567
                  2015..     $1.08       $1.02         122,095
                  2014..     $1.07       $1.08         124,089
                  2013..     $1.02       $1.07         146,713
                  2012..     $1.00       $1.02         157,007
                TOPS(R) MANAGED RISK FLEX ETF SUB-ACCOUNT(G):
                  2017..     $0.99       $1.08              --
                  2016..     $0.96       $0.99              --
                  2015..     $1.03       $0.96              --
                  2014..     $1.03       $1.03              --
                  2013..     $1.00       $1.03              --
                TOPS(R) MANAGED RISK GROWTH ETF SUB-ACCOUNT(E):
                  2017..     $1.05       $1.21         360,784
                  2016..     $1.02       $1.05         364,683
                  2015..     $1.14       $1.02         462,816
                  2014..     $1.15       $1.14         533,894
                  2013..     $1.01       $1.15         551,032
                  2012..     $1.00       $1.01         359,249
                TOPS(R) MANAGED RISK MODERATE GROWTH ETF
                 SUB-ACCOUNT(E):
                  2017..     $1.08       $1.20          87,164
                  2016..     $1.03       $1.08          80,120
                  2015..     $1.13       $1.03          83,020
                  2014..     $1.12       $1.13          84,647
                  2013..     $1.01       $1.12          87,919
                  2012..     $1.00       $1.01          91,261




2.05% Variable Account Charge




                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------
                AB VPS DYNAMIC ASSET ALLOCATION SUB-ACCOUNT(F):
                  2017.     $1.04       $1.17             --
                  2016.     $1.03       $1.04             --
                  2015.     $1.06       $1.03             --
                  2014.     $1.04       $1.06             --
                  2013.     $1.00       $1.04             --
                AB VPS INTERNATIONAL VALUE SUB-ACCOUNT:
                  2017.     $0.54       $0.66             --
                  2016.     $0.55       $0.54             --
                  2015.     $0.55       $0.55          1,709
                  2014.     $0.60       $0.55             --
                  2013.     $0.50       $0.60             --
                  2012.     $0.45       $0.50             --
                  2011.     $0.57       $0.45             --
                  2010.     $0.55       $0.57         45,169
                  2009.     $0.42       $0.55         45,555
                  2008.     $0.92       $0.42         45,943
                AMERICAN CENTURY VP INCOME & GROWTH SUB-ACCOUNT:
                  2017.     $1.87       $2.21          1,090
                  2016.     $1.69       $1.87          1,087
                  2015.     $1.83       $1.69            868
                  2014.     $1.66       $1.83             --
                  2013.     $1.25       $1.66             --
                  2012.     $1.12       $1.25         14,498
                  2011.     $1.11       $1.12         15,435
                  2010.     $0.99       $1.11         16,524
                  2009.     $0.86       $0.99         16,388
                  2008.     $1.35       $0.86         15,630
                AMERICAN CENTURY VP INFLATION PROTECTION
                 SUB-ACCOUNT:
                  2017.     $1.15       $1.16        199,355
                  2016.     $1.12       $1.15        190,879
                  2015.     $1.17       $1.12        189,950
                  2014.     $1.16       $1.17        193,275
                  2013.     $1.29       $1.16        221,381
                  2012.     $1.23       $1.29        174,884
                  2011.     $1.12       $1.23        143,614
                  2010.     $1.09       $1.12        132,457
                  2009.     $1.01       $1.09        172,660
                  2008.     $1.05       $1.01         40,547
                AMERICAN FUNDS IS GLOBAL BOND SUB-ACCOUNT(C):
                  2017.     $0.92       $0.97         13,976
                  2016.     $0.92       $0.92         14,318
                  2015.     $0.97       $0.92         20,051
                  2014.     $0.98       $0.97         14,367
                  2013.     $1.03       $0.98          2,094
                  2012.     $0.99       $1.03          2,112
                  2011.     $1.00       $0.99             --
                AMERICAN FUNDS IS GLOBAL GROWTH SUB-ACCOUNT(C):
                  2017.     $1.30       $1.67         25,215
                  2016.     $1.32       $1.30         16,152
                  2015.     $1.26       $1.32          9,765
                  2014.     $1.25       $1.26         10,958
                  2013.     $0.99       $1.25         13,562
                  2012.     $0.82       $0.99         21,376
                  2011.     $1.00       $0.82             --

2.05% Variable Account Charge Continued



                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------
                AMERICAN FUNDS IS GLOBAL SMALL CAPITALIZATION
                 SUB-ACCOUNT(C):
                  2017.     $1.09       $1.34         1,549
                  2016.     $1.09       $1.09         1,714
                  2015.     $1.11       $1.09         1,575
                  2014.     $1.11       $1.11         2,382
                  2013.     $0.88       $1.11           365
                  2012.     $0.76       $0.88           416
                  2011.     $1.00       $0.76            --
                AMERICAN FUNDS IS GROWTH SUB-ACCOUNT(C):
                  2017.     $1.52       $1.91        25,430
                  2016.     $1.41       $1.52        27,610
                  2015.     $1.35       $1.41        27,924
                  2014.     $1.27       $1.35        30,536
                  2013.     $1.00       $1.27        30,644
                  2012.     $0.86       $1.00            --
                  2011.     $1.00       $0.86            --
                AMERICAN FUNDS IS GROWTH-INCOME SUB-ACCOUNT(C):
                  2017.     $1.60       $1.92        17,597
                  2016.     $1.46       $1.60        18,687
                  2015.     $1.47       $1.46        20,399
                  2014.     $1.36       $1.47        19,588
                  2013.     $1.04       $1.36        18,016
                  2012.     $0.90       $1.04         1,604
                  2011.     $1.00       $0.90            --
                AMERICAN FUNDS IS INTERNATIONAL SUB-ACCOUNT(C):
                  2017.     $0.97       $1.25            --
                  2016.     $0.95       $0.97            --
                  2015.     $1.02       $0.95            --
                  2014.     $1.07       $1.02            --
                  2013.     $0.90       $1.07            --
                  2012.     $0.78       $0.90            --
                  2011.     $1.00       $0.78            --
                AMERICAN FUNDS IS NEW WORLD(R) SUB-ACCOUNT(C):
                  2017.     $0.90       $1.14         1,099
                  2016.     $0.87       $0.90         1,251
                  2015.     $0.92       $0.87         1,179
                  2014.     $1.02       $0.92           757
                  2013.     $0.94       $1.02           757
                  2012.     $0.81       $0.94           592
                  2011.     $1.00       $0.81            --
                AMERICAN FUNDS IS U.S. GOVERNMENT/AAA-RATED
                 SECURITIES SUB-ACCOUNT(C):
                  2017.     $1.01       $1.01            --
                  2016.     $1.02       $1.01            --
                  2015.     $1.02       $1.02            --
                  2014.     $1.00       $1.02            --
                  2013.     $1.05       $1.00            --
                  2012.     $1.05       $1.05            --
                  2011.     $1.00       $1.05            --
                CLEARBRIDGE VARIABLE SMALL CAP GROWTH
                 SUB-ACCOUNT(N):
                  2017.     $0.98       $1.19         5,107
                  2016.     $0.95       $0.98            --
                  2015.     $1.00       $0.95            --





                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------
                FIDELITY(R) VIP FUNDS EQUITY-INCOME SUB-ACCOUNT:
                  2017.     $1.86       $2.06         451,338
                  2016.     $1.62       $1.86         508,393
                  2015.     $1.72       $1.62         456,367
                  2014.     $1.62       $1.72         534,840
                  2013.     $1.29       $1.62         580,350
                  2012.     $1.13       $1.29         695,636
                  2011.     $1.14       $1.13         814,875
                  2010.     $1.02       $1.14         927,888
                  2009.     $0.80       $1.02       1,058,370
                  2008.     $1.43       $0.80       1,105,658
                FIDELITY(R) VIP FUNDS MID CAP SUB-ACCOUNT:
                  2017.     $2.82       $3.33          92,009
                  2016.     $2.57       $2.82          99,327
                  2015.     $2.67       $2.57          77,526
                  2014.     $2.57       $2.67          79,751
                  2013.     $1.93       $2.57          88,459
                  2012.     $1.72       $1.93          99,455
                  2011.     $1.97       $1.72         110,294
                  2010.     $1.56       $1.97          90,621
                  2009.     $1.14       $1.56         124,616
                  2008.     $1.93       $1.14         124,559
                FRANKLIN MUTUAL SHARES VIP SUB-ACCOUNT:
                  2017.     $1.90       $2.02           7,446
                  2016.     $1.67       $1.90           7,446
                  2015.     $1.80       $1.67           5,960
                  2014.     $1.71       $1.80           6,011
                  2013.     $1.36       $1.71           7,953
                  2012.     $1.22       $1.36           8,020
                  2011.     $1.25       $1.22           8,089
                  2010.     $1.15       $1.25          41,597
                  2009.     $0.93       $1.15          49,483
                  2008.     $1.51       $0.93          52,938
                FRANKLIN SMALL CAP VALUE VIP SUB-ACCOUNT:
                  2017.     $1.58       $1.71           6,314
                  2016.     $1.24       $1.58           6,416
                  2015.     $1.36       $1.24           6,809
                  2014.     $1.38       $1.36           6,663
                  2013.     $1.04       $1.38          11,353
                  2012.     $0.89       $1.04          11,609
                  2011.     $0.95       $0.89           3,602
                  2010.     $0.75       $0.95           1,780
                  2009.     $0.60       $0.75           4,078
                  2008.     $0.91       $0.60           3,981
                FRANKLIN SMALL-MID CAP GROWTH VIP SUB-ACCOUNT:
                  2017.     $1.91       $2.27             950
                  2016.     $1.87       $1.91           1,056
                  2015.     $1.96       $1.87           1,196
                  2014.     $1.87       $1.96             841
                  2013.     $1.38       $1.87           5,689
                  2012.     $1.27       $1.38           9,800
                  2011.     $1.36       $1.27           9,818
                  2010.     $1.09       $1.36          10,029
                  2009.     $0.77       $1.09          10,828
                  2008.     $1.37       $0.77           6,627

2.05% Variable Account Charge Continued



                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------
                GOLDMAN SACHS VIT GLOBAL TRENDS ALLOCATION
                 SUB-ACCOUNT(F):
                  2017.     $0.99       $1.10             --
                  2016.     $0.97       $0.99             --
                  2015.     $1.05       $0.97             --
                  2014.     $1.04       $1.05          1,851
                  2013.     $1.00       $1.04             --
                GOLDMAN SACHS VIT HIGH QUALITY FLOATING RATE
                 SUB-ACCOUNT(B):
                  2017.     $0.99       $0.98         24,467
                  2016.     $1.00       $0.99         24,636
                  2015.     $1.03       $1.00         15,115
                  2014.     $1.05       $1.03         16,017
                  2013.     $1.06       $1.05         25,926
                  2012.     $1.06       $1.06         32,976
                  2011.     $1.01       $1.06         12,788
                  2010.     $1.00       $1.01          7,085
                INVESCO V.I. AMERICAN VALUE SUB-ACCOUNT:
                  2017.     $1.42       $1.52            814
                  2016.     $1.25       $1.42            805
                  2015.     $1.41       $1.25            768
                  2014.     $1.32       $1.41            555
                  2013.     $1.00       $1.32            607
                  2012.     $0.88       $1.00            696
                  2011.     $0.89       $0.88             --
                  2010.     $0.74       $0.89             --
                  2009.     $0.54       $0.74             --
                  2008.     $0.95       $0.54             --
                INVESCO V.I. COMSTOCK SUB-ACCOUNT:
                  2017.     $2.06       $2.37         26,698
                  2016.     $1.79       $2.06         26,982
                  2015.     $1.95       $1.79         23,020
                  2014.     $1.83       $1.95         23,508
                  2013.     $1.37       $1.83         33,201
                  2012.     $1.18       $1.37         33,823
                  2011.     $1.23       $1.18         16,074
                  2010.     $1.09       $1.23         14,726
                  2009.     $0.86       $1.09        131,485
                  2008.     $1.37       $0.86        171,765
                INVESCO V.I. EQUITY AND INCOME SUB-ACCOUNT(D):
                  2017.     $1.50       $1.62             --
                  2016.     $1.33       $1.50             --
                  2015.     $1.39       $1.33             --
                  2014.     $1.31       $1.39             --
                  2013.     $1.07       $1.31             --
                  2012.     $0.97       $1.07             --
                  2011.     $1.01       $0.97             --
                  2010.     $0.96       $1.01             --
                  2009.     $0.73       $0.96         20,808
                  2008.     $1.21       $0.73         20,986





                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------
                INVESCO V.I. GROWTH AND INCOME SUB-ACCOUNT:
                  2017.     $2.21       $2.47             --
                  2016.     $1.89       $2.21             --
                  2015.     $1.99       $1.89            829
                  2014.     $1.85       $1.99             --
                  2013.     $1.41       $1.85             --
                  2012.     $1.26       $1.41             --
                  2011.     $1.32       $1.26             --
                  2010.     $1.20       $1.32             --
                  2009.     $0.99       $1.20             --
                  2008.     $1.48       $0.99             --
                INVESCO V.I. SMALL CAP EQUITY SUB-ACCOUNT:
                  2017.     $1.35       $1.51         23,799
                  2016.     $1.23       $1.35         25,298
                  2015.     $1.34       $1.23         23,313
                  2014.     $1.34       $1.34         24,773
                  2013.     $0.99       $1.34         31,563
                  2012.     $0.89       $0.99         34,876
                  2011.     $0.92       $0.89         23,545
                  2010.     $0.73       $0.92         21,281
                  2009.     $0.62       $0.73         48,920
                  2008.     $0.92       $0.62         28,780
                IVY VIP ASSET STRATEGY SUB-ACCOUNT(W):
                  2017.     $2.32       $2.69        138,067
                  2016.     $2.44       $2.32        143,812
                  2015.     $2.71       $2.44        136,040
                  2014.     $2.92       $2.71        141,918
                  2013.     $2.38       $2.92        171,990
                  2012.     $2.04       $2.38        186,168
                  2011.     $2.25       $2.04        189,287
                  2010.     $2.11       $2.25        255,087
                  2009.     $1.72       $2.11        413,746
                  2008.     $2.37       $1.72        433,421
                IVY VIP BALANCED SUB-ACCOUNT(W):
                  2017.     $1.90       $2.08         18,507
                  2016.     $1.90       $1.90         13,995
                  2015.     $1.95       $1.90         10,968
                  2014.     $1.85       $1.95          9,974
                  2013.     $1.53       $1.85         40,505
                  2012.     $1.39       $1.53         34,452
                  2011.     $1.38       $1.39         34,451
                  2010.     $1.20       $1.38         57,228
                  2009.     $1.08       $1.20         57,705
                  2008.     $1.40       $1.08         56,622
                IVY VIP CORE EQUITY SUB-ACCOUNT(W):
                  2017.     $2.34       $2.77            747
                  2016.     $2.30       $2.34            799
                  2015.     $2.37       $2.30            691
                  2014.     $2.20       $2.37             --
                  2013.     $1.68       $2.20          8,097
                  2012.     $1.45       $1.68         10,590
                  2011.     $1.45       $1.45         10,995
                  2010.     $1.23       $1.45         11,155
                  2009.     $1.01       $1.23         11,526
                  2008.     $1.58       $1.01         11,572

2.05% Variable Account Charge Continued



                         UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                         BEGINNING OF  AT END OF  OUTSTANDING AT
                            PERIOD       PERIOD    END OF PERIOD
                         ------------- ---------- ---------------
                IVY VIP GLOBAL GROWTH SUB-ACCOUNT(W):
                  2017.      $1.79       $2.18         15,192
                  2016.      $1.88       $1.79         15,351
                  2015.      $1.86       $1.88         13,164
                  2014.      $1.88       $1.86         14,220
                  2013.      $1.61       $1.88         33,155
                  2012.      $1.39       $1.61         38,388
                  2011.      $1.53       $1.39         21,602
                  2010.      $1.36       $1.53         17,693
                  2009.      $1.09       $1.36         17,377
                  2008.      $1.93       $1.09         19,956
                IVY VIP HIGH INCOME SUB-ACCOUNT(F)(M)(W):
                  2017.      $1.07       $1.12        243,118
                  2016.      $0.94       $1.07        252,871
                  2015.      $1.03       $0.94        254,080
                  2014.      $1.03       $1.03        246,265
                  2013.      $1.00       $1.03             --
                IVY VIP INTERNATIONAL CORE EQUITY SUB-ACCOUNT(W):
                  2017..     $1.81       $2.18        301,247
                  2016..     $1.83       $1.81        361,895
                  2015..     $1.88       $1.83        262,554
                  2014..     $1.89       $1.88        298,841
                  2013..     $1.55       $1.89        339,891
                  2012..     $1.39       $1.55        399,967
                  2011..     $1.65       $1.39        407,375
                  2010..     $1.48       $1.65        464,408
                  2009..     $1.10       $1.48        557,670
                  2008..     $1.95       $1.10        584,012
                IVY VIP MICRO CAP GROWTH SUB-ACCOUNT(W):
                  2017..     $2.20       $2.35             --
                  2016..     $1.98       $2.20             --
                  2015..     $2.23       $1.98             --
                  2014..     $2.31       $2.23             --
                  2013..     $1.50       $2.31          5,806
                  2012..     $1.37       $1.50          7,307
                  2011..     $1.50       $1.37          7,390
                  2010..     $1.09       $1.50          5,819
                  2009..     $0.79       $1.09          4,128
                  2008..     $1.55       $0.79          1,734
                IVY VIP MID CAP GROWTH SUB-ACCOUNT(W):
                  2017..     $2.27       $2.83          7,598
                  2016..     $2.19       $2.27          8,043
                  2015..     $2.37       $2.19          7,731
                  2014..     $2.24       $2.37          8,172
                  2013..     $1.76       $2.24         15,573
                  2012..     $1.58       $1.76          9,385
                  2011..     $1.62       $1.58          8,780
                  2010..     $1.26       $1.62          8,855
                  2009..     $0.88       $1.26          5,155
                  2008..     $1.40       $0.88             --





                          UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                          BEGINNING OF  AT END OF  OUTSTANDING AT
                             PERIOD       PERIOD    END OF PERIOD
                          ------------- ---------- ---------------
                IVY VIP NATURAL RESOURCES SUB-ACCOUNT(W)(Y):
                  2017.       $1.01       $1.02         97,544
                  2016.       $0.83       $1.01         96,694
                  2015.       $1.09       $0.83         89,584
                  2014.       $1.28       $1.09         88,623
                  2013.       $1.22       $1.28        103,420
                  2012.       $1.22       $1.22        114,320
                  2011.       $1.58       $1.22        153,225
                  2010.       $1.38       $1.58        274,648
                  2009.       $0.81       $1.38        352,756
                  2008.       $2.15       $0.81        343,129
                IVY VIP PATHFINDER MODERATE -- MANAGED VOLATILITY
                 SUB-ACCOUNT(G)(W):
                  2017..      $1.03       $1.15             --
                  2016..      $1.04       $1.03             --
                  2015..      $1.06       $1.04             --
                  2014..      $1.05       $1.06             --
                  2013..      $1.00       $1.05             --
                IVY VIP PATHFINDER MODERATELY AGGRESSIVE -- MANAGED
                 VOLATILITY SUB-ACCOUNT(G)(W):
                  2017...     $1.04       $1.18             --
                  2016...     $1.04       $1.04             --
                  2015...     $1.07       $1.04             --
                  2014...     $1.05       $1.07             --
                  2013...     $1.00       $1.05             --
                IVY VIP PATHFINDER MODERATELY CONSERVATIVE --
                 MANAGED VOLATILITY SUB-ACCOUNT(G)(W):
                  2017...     $1.01       $1.11             --
                  2016...     $1.02       $1.01             --
                  2015...     $1.05       $1.02             --
                  2014...     $1.04       $1.05          1,821
                  2013...     $1.00       $1.04             --
                IVY VIP SCIENCE AND TECHNOLOGY SUB-ACCOUNT(W):
                  2017...     $3.06       $3.97         17,075
                  2016...     $3.08       $3.06         14,761
                  2015...     $3.24       $3.08         13,713
                  2014...     $3.21       $3.24         14,669
                  2013...     $2.10       $3.21         21,221
                  2012...     $1.67       $2.10         19,486
                  2011...     $1.81       $1.67         19,159
                  2010...     $1.64       $1.81         42,779
                  2009...     $1.16       $1.64         80,012
                  2008...     $1.80       $1.16         85,729
                IVY VIP SMALL CAP CORE SUB-ACCOUNT(W)(Z):
                  2017...     $2.48       $2.76         69,503
                  2016...     $1.96       $2.48         87,880
                  2015...     $2.12       $1.96         72,506
                  2014...     $2.02       $2.12         92,499
                  2013...     $1.55       $2.02        105,493
                  2012...     $1.33       $1.55        126,233
                  2011...     $1.56       $1.33        150,729
                  2010...     $1.26       $1.56        156,041
                  2009...     $0.99       $1.26        206,060
                  2008...     $1.37       $0.99        223,922

2.05% Variable Account Charge Continued



                         UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                         BEGINNING OF  AT END OF  OUTSTANDING AT
                            PERIOD       PERIOD    END OF PERIOD
                         ------------- ---------- ---------------
                IVY VIP VALUE SUB-ACCOUNT(W):
                  2017.      $2.07       $2.28          7,479
                  2016.      $1.90       $2.07         32,010
                  2015.      $2.02       $1.90         28,752
                  2014.      $1.85       $2.02         27,401
                  2013.      $1.40       $1.85         50,103
                  2012.      $1.20       $1.40         53,540
                  2011.      $1.32       $1.20         54,909
                  2010.      $1.14       $1.32         67,793
                  2009.      $0.92       $1.14         75,913
                  2008.      $1.41       $0.92         78,254
                JANUS HENDERSON BALANCED SUB-ACCOUNT(AC):
                  2017.      $2.01       $2.32         61,371
                  2016.      $1.96       $2.01         57,097
                  2015.      $2.00       $1.96         47,049
                  2014.      $1.88       $2.00         48,782
                  2013.      $1.60       $1.88         51,056
                  2012.      $1.44       $1.60         53,461
                  2011.      $1.45       $1.44         55,243
                  2010.      $1.37       $1.45         87,051
                  2009.      $1.12       $1.37        204,809
                  2008.      $1.36       $1.12        158,283
                JANUS HENDERSON FLEXIBLE BOND SUB-ACCOUNT(N)(AD):
                  2017..     $0.98       $0.99          1,663
                  2016..     $0.97       $0.98          1,525
                  2015..     $1.00       $0.97          1,491
                JANUS HENDERSON FORTY SUB-ACCOUNT(AE):
                  2017..     $2.56       $3.25          6,198
                  2016..     $2.56       $2.56         16,764
                  2015..     $2.33       $2.56         14,055
                  2014..     $2.20       $2.33         14,797
                  2013..     $1.71       $2.20         19,182
                  2012..     $1.41       $1.71         24,247
                  2011..     $1.55       $1.41         29,009
                  2010..     $1.48       $1.55         73,005
                  2009..     $1.04       $1.48         82,274
                  2008..     $1.90       $1.04         84,332
                JANUS HENDERSON MID CAP VALUE SUB-ACCOUNT(AF):
                  2017..     $1.46       $1.62         12,022
                  2016..     $1.25       $1.46         12,265
                  2015..     $1.33       $1.25         11,656
                  2014..     $1.25       $1.33         12,016
                  2013..     $1.01       $1.25         18,527
                  2012..     $0.93       $1.01         24,236
                  2011..     $0.98       $0.93         10,087
                  2010..     $0.87       $0.98          7,526
                  2009..     $0.67       $0.87          9,753
                  2008..     $0.95       $0.67          9,672





                         UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                         BEGINNING OF  AT END OF  OUTSTANDING AT
                            PERIOD       PERIOD    END OF PERIOD
                         ------------- ---------- ---------------
                JANUS HENDERSON OVERSEAS SUB-ACCOUNT(AG):
                  2017.      $1.66       $2.12        124,361
                  2016.      $1.81       $1.66        152,168
                  2015.      $2.03       $1.81        111,471
                  2014.      $2.35       $2.03        124,773
                  2013.      $2.10       $2.35        124,334
                  2012.      $1.90       $2.10        144,741
                  2011.      $2.86       $1.90        150,377
                  2010.      $2.34       $2.86        193,124
                  2009.      $1.33       $2.34        264,307
                  2008.      $2.84       $1.33        283,491
                MFS(R) MID CAP GROWTH SERIES SUB-ACCOUNT:
                  2017.      $1.66       $2.05             --
                  2016.      $1.61       $1.66            285
                  2015.      $1.58       $1.61            945
                  2014.      $1.48       $1.58          1,684
                  2013.      $1.10       $1.48          2,412
                  2012.      $0.97       $1.10          2,689
                  2011.      $1.05       $0.97          7,236
                  2010.      $0.83       $1.05          7,300
                  2009.      $0.60       $0.83          7,365
                  2008.      $1.27       $0.60          7,431
                MFS(R) VIT II INTERNATIONAL VALUE SUB-ACCOUNT(N):
                  2017..     $0.98       $1.22         15,879
                  2016..     $0.96       $0.98         10,690
                  2015..     $1.00       $0.96          1,876
                MORGAN STANLEY VIF EMERGING MARKETS EQUITY
                 SUB-ACCOUNT(AA):
                  2017..     $0.62       $0.82         10,426
                  2016..     $0.59       $0.62         10,723
                  2015..     $0.68       $0.59         10,046
                  2014..     $0.72       $0.68          9,708
                  2013..     $0.75       $0.72         16,034
                  2012..     $0.64       $0.75         16,094
                  2011..     $0.80       $0.64          2,961
                  2010..     $0.68       $0.80          5,412
                  2009..     $0.41       $0.68          3,548
                  2008..     $0.97       $0.41          2,784
                MORNINGSTAR AGGRESSIVE GROWTH ETF ASSET ALLOCATION
                 SUB-ACCOUNT(R):
                  2017..     $1.05       $1.23             --
                  2016..     $0.96       $1.05             --
                  2015..     $1.01       $0.96             --
                  2014..     $0.99       $1.01             --
                  2013..     $0.85       $0.99             --
                  2012..     $0.76       $0.85          1,873
                  2011..     $0.82       $0.76          1,892
                  2010..     $0.72       $0.82          3,635
                  2009..     $0.58       $0.72             --
                  2008..     $0.94       $0.58          2,863

2.05% Variable Account Charge Continued



                          UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                          BEGINNING OF  AT END OF  OUTSTANDING AT
                             PERIOD       PERIOD    END OF PERIOD
                          ------------- ---------- ---------------
                MORNINGSTAR BALANCED ETF ASSET ALLOCATION
                 SUB-ACCOUNT(S):
                  2017.       $1.11       $1.24             --
                  2016.       $1.05       $1.11             --
                  2015.       $1.09       $1.05             --
                  2014.       $1.07       $1.09             --
                  2013.       $0.98       $1.07             --
                  2012.       $0.90       $0.98             --
                  2011.       $0.93       $0.90        120,435
                  2010.       $0.84       $0.93        242,920
                  2009.       $0.72       $0.84        244,992
                  2008.       $0.97       $0.72        234,217
                MORNINGSTAR CONSERVATIVE ETF ASSET ALLOCATION
                 SUB-ACCOUNT(T):
                  2017.       $1.07       $1.12         27,189
                  2016.       $1.05       $1.07         28,366
                  2015.       $1.08       $1.05         11,544
                  2014.       $1.07       $1.08         15,162
                  2013.       $1.07       $1.07         21,439
                  2012.       $1.04       $1.07        150,766
                  2011.       $1.03       $1.04         23,128
                  2010.       $0.98       $1.03         50,470
                  2009.       $0.93       $0.98         53,274
                  2008.       $1.01       $0.93         27,446
                MORNINGSTAR GROWTH ETF ASSET ALLOCATION
                 SUB-ACCOUNT(U):
                  2017.       $1.09       $1.25             --
                  2016.       $1.01       $1.09             --
                  2015.       $1.06       $1.01             --
                  2014.       $1.03       $1.06             --
                  2013.       $0.90       $1.03             --
                  2012.       $0.82       $0.90             --
                  2011.       $0.87       $0.82             --
                  2010.       $0.77       $0.87          6,782
                  2009.       $0.64       $0.77          6,840
                  2008.       $0.95       $0.64          6,899
                MORNINGSTAR INCOME AND GROWTH ETF ASSET ALLOCATION
                 SUB-ACCOUNT(V):
                  2017...     $1.09       $1.17         28,226
                  2016...     $1.04       $1.09         12,744
                  2015...     $1.08       $1.04         61,484
                  2014...     $1.07       $1.08         57,369
                  2013...     $1.02       $1.07         67,355
                  2012...     $0.96       $1.02         69,597
                  2011...     $0.97       $0.96        247,852
                  2010...     $0.90       $0.97        294,053
                  2009...     $0.82       $0.90        108,313
                  2008...     $0.99       $0.82         34,164





                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------
                NEUBERGER BERMAN AMT SOCIALLY RESPONSIVE
                 SUB-ACCOUNT:
                  2017.     $1.38       $1.60            521
                  2016.     $1.29       $1.38            547
                  2015.     $1.32       $1.29            521
                  2014.     $1.22       $1.32             --
                  2013.     $0.91       $1.22          4,114
                  2012.     $0.84       $0.91          1,732
                  2011.     $0.88       $0.84          1,954
                  2010.     $0.73       $0.88          7,486
                  2009.     $0.57       $0.73             --
                  2008.     $0.96       $0.57             --
                OPPENHEIMER INTERNATIONAL GROWTH/VA SUB-ACCOUNT:
                  2017.     $1.92       $2.38          8,835
                  2016.     $2.02       $1.92         10,685
                  2015.     $2.00       $2.02          6,888
                  2014.     $2.20       $2.00          7,110
                  2013.     $1.78       $2.20          7,954
                  2012.     $1.50       $1.78          2,588
                  2011.     $1.65       $1.50          6,821
                  2010.     $1.47       $1.65         29,927
                  2009.     $1.08       $1.47        112,886
                  2008.     $1.94       $1.08        143,583
                OPPENHEIMER MAIN STREET SMALL CAP(R)/VA
                 SUB-ACCOUNT:
                  2017.     $1.57       $1.75          1,465
                  2016.     $1.36       $1.57          1,465
                  2015.     $1.48       $1.36          1,366
                  2014.     $1.35       $1.48          1,378
                  2013.     $0.98       $1.35          6,027
                  2012.     $0.85       $0.98             --
                  2011.     $0.89       $0.85             --
                  2010.     $0.74       $0.89             --
                  2009.     $0.55       $0.74             --
                  2008.     $0.91       $0.55             --
                PIMCO VIT GLOBAL DIVERSIFIED ALLOCATION
                 SUB-ACCOUNT(F):
                  2017.     $1.05       $1.20             --
                  2016.     $1.00       $1.05             --
                  2015.     $1.08       $1.00             --
                  2014.     $1.04       $1.08             --
                  2013.     $1.00       $1.04             --
                PIMCO VIT LOW DURATION SUB-ACCOUNT(B):
                  2017.     $0.98       $0.97         41,471
                  2016.     $0.98       $0.98         46,638
                  2015.     $1.00       $0.98         49,715
                  2014.     $1.01       $1.00         52,436
                  2013.     $1.04       $1.01         53,680
                  2012.     $1.00       $1.04         30,367
                  2011.     $1.01       $1.00          9,570
                  2010.     $1.00       $1.01             --

2.05% Variable Account Charge Continued



                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------
                PIMCO VIT TOTAL RETURN SUB-ACCOUNT(B):
                  2017.     $1.08       $1.11         56,030
                  2016.     $1.08       $1.08         61,166
                  2015.     $1.09       $1.08         78,971
                  2014.     $1.07       $1.09         81,221
                  2013.     $1.12       $1.07         80,820
                  2012.     $1.04       $1.12         85,851
                  2011.     $1.03       $1.04        107,239
                  2010.     $1.00       $1.03         90,420
                PUTNAM VT EQUITY INCOME SUB-ACCOUNT(A)(AB):
                  2017.     $1.81       $2.11         13,361
                  2016.     $1.63       $1.81          6,371
                  2015.     $1.71       $1.63          1,042
                  2014.     $1.55       $1.71          1,858
                  2013.     $1.20       $1.55          2,661
                  2012.     $1.02       $1.20          2,966
                  2011.     $1.02       $1.02          7,478
                  2010.     $0.93       $1.02          7,544
                  2009.     $0.73       $0.93          7,612
                  2008.     $1.36       $0.73          7,680
                PUTNAM VT GROWTH OPPORTUNITIES SUB-ACCOUNT(X):
                  2017.     $1.73       $2.22             --
                  2016.     $1.72       $1.73             --
                  2015.     $1.87       $1.72          5,902
                  2014.     $1.74       $1.87          5,953
                  2013.     $1.23       $1.74             --
                  2012.     $1.10       $1.23             --
                  2011.     $1.37       $1.10         17,532
                  2010.     $1.16       $1.37         17,682
                  2009.     $0.72       $1.16             --
                  2008.     $1.17       $0.72             --
                PUTNAM VT INTERNATIONAL EQUITY SUB-ACCOUNT:
                  2017.     $1.35       $1.67         89,321
                  2016.     $1.41       $1.35        100,310
                  2015.     $1.44       $1.41         77,083
                  2014.     $1.58       $1.44         79,811
                  2013.     $1.26       $1.58         83,743
                  2012.     $1.05       $1.26         97,806
                  2011.     $1.29       $1.05        100,212
                  2010.     $1.20       $1.29         99,485
                  2009.     $0.98       $1.20        101,465
                  2008.     $1.79       $0.98        105,010
                PUTNAM VT SUSTAINABLE LEADERS SUB-ACCOUNT(AI):
                  2017.     $1.97       $2.49         15,281
                  2016.     $1.86       $1.97         16,459
                  2015.     $1.91       $1.86         13,677
                  2014.     $1.72       $1.91         13,509
                  2013.     $1.28       $1.72         15,394
                  2012.     $1.12       $1.28         17,614
                  2011.     $1.21       $1.12         20,398
                  2010.     $1.03       $1.21         21,338
                  2009.     $0.80       $1.03         21,193
                  2008.     $1.33       $0.80         19,593





                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------
                SFT ADVANTUS BOND SUB-ACCOUNT:
                  2017.     $1.25       $1.28         787,202
                  2016.     $1.22       $1.25         787,619
                  2015.     $1.25       $1.22         733,413
                  2014.     $1.20       $1.25         803,602
                  2013.     $1.23       $1.20         866,604
                  2012.     $1.17       $1.23         860,994
                  2011.     $1.10       $1.17         947,714
                  2010.     $1.03       $1.10       1,031,007
                  2009.     $0.91       $1.03       1,566,984
                  2008.     $1.07       $0.91       1,585,976
                SFT ADVANTUS DYNAMIC MANAGED VOLATILITY
                 SUB-ACCOUNT(F)(P):
                  2017.     $1.13       $1.31              --
                  2016.     $1.06       $1.13           3,461
                  2015.     $1.12       $1.06           3,384
                  2014.     $1.06       $1.12           1,788
                  2013.     $1.00       $1.06              --
                SFT ADVANTUS GOVERNMENT MONEY MARKET
                 SUB-ACCOUNT(Q):
                  2017.     $0.88       $0.86         240,382
                  2016.     $0.90       $0.88         234,716
                  2015.     $0.92       $0.90         227,627
                  2014.     $0.94       $0.92         283,567
                  2013.     $0.96       $0.94         291,923
                  2012.     $0.98       $0.96         311,010
                  2011.     $1.00       $0.98         380,426
                  2010.     $1.02       $1.00         276,468
                  2009.     $1.04       $1.02         301,561
                  2008.     $1.04       $1.04         218,584
                SFT ADVANTUS INDEX 400 MID-CAP SUB-ACCOUNT:
                  2017.     $2.65       $3.00         137,381
                  2016.     $2.25       $2.65         147,848
                  2015.     $2.36       $2.25         123,566
                  2014.     $2.20       $2.36         149,936
                  2013.     $1.69       $2.20         173,157
                  2012.     $1.47       $1.69         203,098
                  2011.     $1.54       $1.47         213,969
                  2010.     $1.25       $1.54         228,021
                  2009.     $0.93       $1.25         302,767
                  2008.     $1.50       $0.93         317,515
                SFT ADVANTUS INDEX 500 SUB-ACCOUNT:
                  2017.     $2.02       $2.40          40,301
                  2016.     $1.85       $2.02          24,604
                  2015.     $1.87       $1.85          16,184
                  2014.     $1.69       $1.87          15,517
                  2013.     $1.31       $1.69          21,062
                  2012.     $1.16       $1.31          29,746
                  2011.     $1.16       $1.16          30,406
                  2010.     $1.04       $1.16          31,039
                  2009.     $0.84       $1.04          61,669
                  2008.     $1.37       $0.84          46,234

2.05% Variable Account Charge Continued



                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------
                SFT ADVANTUS INTERNATIONAL BOND SUB-ACCOUNT:
                  2017.     $1.36       $1.35        318,635
                  2016.     $1.35       $1.36        326,046
                  2015.     $1.44       $1.35        305,354
                  2014.     $1.44       $1.44        316,943
                  2013.     $1.47       $1.44        325,183
                  2012.     $1.30       $1.47        324,281
                  2011.     $1.33       $1.30        337,037
                  2010.     $1.19       $1.33        145,480
                  2009.     $1.03       $1.19        153,835
                  2008.     $1.01       $1.03         97,640
                SFT ADVANTUS MANAGED VOLATILITY EQUITY
                 SUB-ACCOUNT(O):
                  2017.     $1.02       $1.16             --
                  2016.     $1.00       $1.02             --
                  2015.     $1.00       $1.00             --
                SFT ADVANTUS MORTGAGE SECURITIES SUB-ACCOUNT:
                  2017.     $1.08       $1.08        131,222
                  2016.     $1.09       $1.08        126,736
                  2015.     $1.08       $1.09        113,552
                  2014.     $1.04       $1.08        117,530
                  2013.     $1.09       $1.04         98,131
                  2012.     $1.07       $1.09         94,689
                  2011.     $1.03       $1.07        106,080
                  2010.     $0.98       $1.03        114,485
                  2009.     $0.93       $0.98        155,933
                  2008.     $1.09       $0.93        171,412
                SFT ADVANTUS REAL ESTATE SECURITIES SUB-ACCOUNT:
                  2017.     $2.49       $2.57        134,046
                  2016.     $2.43       $2.49        132,037
                  2015.     $2.36       $2.43         96,393
                  2014.     $1.85       $2.36        111,593
                  2013.     $1.87       $1.85        129,377
                  2012.     $1.62       $1.87        152,061
                  2011.     $1.57       $1.62        175,542
                  2010.     $1.24       $1.57        196,752
                  2009.     $1.02       $1.24        286,497
                  2008.     $1.63       $1.02        272,073
                SFT IVY/SM/ GROWTH SUB-ACCOUNT(H)(I):
                  2017.     $2.10       $2.66        404,288
                  2016.     $2.13       $2.10        470,481
                  2015.     $2.03       $2.13        452,860
                  2014.     $1.83       $2.03        571,672
                SFT IVY/SM/ SMALL CAP GROWTH SUB-ACCOUNT(H)(J):
                  2017.     $2.11       $2.59         86,689
                  2016.     $1.78       $2.11        102,661
                  2015.     $1.88       $1.78        102,813
                  2014.     $1.76       $1.88        125,242
                SFT T. ROWE PRICE VALUE SUB-ACCOUNT(H)(L):
                  2017.     $2.25       $2.62        152,821
                  2016.     $2.08       $2.25        164,278
                  2015.     $2.16       $2.08        151,046
                  2014.     $2.02       $2.16        170,426





                         UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                         BEGINNING OF  AT END OF  OUTSTANDING AT
                            PERIOD       PERIOD    END OF PERIOD
                         ------------- ---------- ---------------
                SFT WELLINGTON CORE EQUITY SUB-ACCOUNT(H)(K)(AH):
                  2017..     $2.28       $2.71         44,314
                  2016..     $2.22       $2.28         45,173
                  2015..     $2.24       $2.22         37,333
                  2014..     $2.04       $2.24         39,641
                TEMPLETON DEVELOPING MARKETS VIP SUB-ACCOUNT:
                  2017..     $1.73       $2.38        165,436
                  2016..     $1.50       $1.73        180,972
                  2015..     $1.91       $1.50        136,456
                  2014..     $2.12       $1.91        139,024
                  2013..     $2.19       $2.12        142,188
                  2012..     $1.97       $2.19        155,214
                  2011..     $2.39       $1.97        161,622
                  2010..     $2.08       $2.39        102,523
                  2009..     $1.23       $2.08        136,779
                  2008..     $2.65       $1.23        152,138
                TOPS(R) MANAGED RISK BALANCED ETF SUB-ACCOUNT(E):
                  2017..     $1.06       $1.14         69,199
                  2016..     $1.01       $1.06         74,487
                  2015..     $1.08       $1.01         77,803
                  2014..     $1.07       $1.08         85,679
                  2013..     $1.01       $1.07         91,886
                  2012..     $1.00       $1.01         98,586
                TOPS(R) MANAGED RISK FLEX ETF SUB-ACCOUNT(G):
                  2017..     $0.99       $1.08             --
                  2016..     $0.96       $0.99             --
                  2015..     $1.03       $0.96             --
                  2014..     $1.03       $1.03             --
                  2013..     $1.00       $1.03             --
                TOPS(R) MANAGED RISK GROWTH ETF SUB-ACCOUNT(E):
                  2017..     $1.05       $1.21             --
                  2016..     $1.01       $1.05             --
                  2015..     $1.14       $1.01             --
                  2014..     $1.15       $1.14             --
                  2013..     $1.01       $1.15             --
                  2012..     $1.00       $1.01             --
                TOPS(R) MANAGED RISK MODERATE GROWTH ETF
                 SUB-ACCOUNT(E):
                  2017..     $1.07       $1.20             --
                  2016..     $1.03       $1.07             --
                  2015..     $1.12       $1.03             --
                  2014..     $1.12       $1.12             --
                  2013..     $1.01       $1.12             --
                  2012..     $1.00       $1.01             --



2.15% Variable Account Charge



                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------
                AB VPS DYNAMIC ASSET ALLOCATION SUB-ACCOUNT(F):
                  2017.     $1.04       $1.16          --
                  2016.     $1.03       $1.04          --
                  2015.     $1.06       $1.03          --
                  2014.     $1.04       $1.06          --
                  2013.     $1.00       $1.04          --

2.15% Variable Account Charge Continued



                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------
                AB VPS INTERNATIONAL VALUE SUB-ACCOUNT:
                  2017.     $0.53       $0.65            --
                  2016.     $0.55       $0.53            --
                  2015.     $0.55       $0.55            --
                  2014.     $0.60       $0.55            --
                  2013.     $0.50       $0.60            --
                  2012.     $0.44       $0.50            --
                  2011.     $0.56       $0.44            --
                  2010.     $0.55       $0.56            --
                  2009.     $0.42       $0.55            --
                  2008.     $0.92       $0.42            --
                AMERICAN CENTURY VP INCOME & GROWTH
                 SUB-ACCOUNT:
                  2017.     $1.85       $2.17            --
                  2016.     $1.67       $1.85            --
                  2015.     $1.81       $1.67            --
                  2014.     $1.65       $1.81            --
                  2013.     $1.24       $1.65            --
                  2012.     $1.11       $1.24            --
                  2011.     $1.10       $1.11            --
                  2010.     $0.99       $1.10            --
                  2009.     $0.86       $0.99            --
                  2008.     $1.34       $0.86            --
                AMERICAN CENTURY VP INFLATION PROTECTION
                 SUB-ACCOUNT:
                  2017.     $1.13       $1.15        11,043
                  2016.     $1.11       $1.13        29,180
                  2015.     $1.16       $1.11        26,866
                  2014.     $1.15       $1.16        26,418
                  2013.     $1.28       $1.15        30,051
                  2012.     $1.22       $1.28        24,715
                  2011.     $1.12       $1.22        24,837
                  2010.     $1.09       $1.12        28,460
                  2009.     $1.01       $1.09        32,226
                  2008.     $1.05       $1.01            --
                AMERICAN FUNDS IS GLOBAL BOND SUB-ACCOUNT(C):
                  2017.     $0.92       $0.96         2,555
                  2016.     $0.91       $0.92         2,555
                  2015.     $0.97       $0.91         2,444
                  2014.     $0.98       $0.97         2,467
                  2013.     $1.03       $0.98         2,490
                  2012.     $0.99       $1.03         2,514
                  2011.     $1.00       $0.99            --
                AMERICAN FUNDS IS GLOBAL GROWTH SUB-ACCOUNT(C):
                  2017.     $1.29       $1.66            --
                  2016.     $1.31       $1.29            --
                  2015.     $1.25       $1.31            --
                  2014.     $1.25       $1.25            --
                  2013.     $0.99       $1.25            --
                  2012.     $0.82       $0.99            --
                  2011.     $1.00       $0.82            --





                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------
                AMERICAN FUNDS IS GLOBAL SMALL CAPITALIZATION
                 SUB-ACCOUNT(C):
                  2017.     $1.08       $1.33            --
                  2016.     $1.08       $1.08            --
                  2015.     $1.10       $1.08            --
                  2014.     $1.10       $1.10            --
                  2013.     $0.88       $1.10            --
                  2012.     $0.76       $0.88            --
                  2011.     $1.00       $0.76            --
                AMERICAN FUNDS IS GROWTH SUB-ACCOUNT(C):
                  2017.     $1.51       $1.89            --
                  2016.     $1.41       $1.51            --
                  2015.     $1.35       $1.41            --
                  2014.     $1.27       $1.35            --
                  2013.     $1.00       $1.27            --
                  2012.     $0.86       $1.00            --
                  2011.     $1.00       $0.86            --
                AMERICAN FUNDS IS GROWTH-INCOME SUB-ACCOUNT(C):
                  2017.     $1.59       $1.90        29,015
                  2016.     $1.46       $1.59        29,424
                  2015.     $1.47       $1.46        17,564
                  2014.     $1.35       $1.47        18,145
                  2013.     $1.04       $1.35        19,468
                  2012.     $0.90       $1.04        21,772
                  2011.     $1.00       $0.90            --
                AMERICAN FUNDS IS INTERNATIONAL SUB-ACCOUNT(C):
                  2017.     $0.96       $1.24            --
                  2016.     $0.95       $0.96            --
                  2015.     $1.02       $0.95            --
                  2014.     $1.07       $1.02            --
                  2013.     $0.90       $1.07            --
                  2012.     $0.78       $0.90            --
                  2011.     $1.00       $0.78            --
                AMERICAN FUNDS IS NEW WORLD(R) SUB-ACCOUNT(C):
                  2017.     $0.90       $1.14        25,187
                  2016.     $0.87       $0.90        21,555
                  2015.     $0.92       $0.87         2,888
                  2014.     $1.02       $0.92            --
                  2013.     $0.93       $1.02         8,243
                  2012.     $0.81       $0.93         8,318
                  2011.     $1.00       $0.81            --
                AMERICAN FUNDS IS U.S. GOVERNMENT/AAA-RATED
                 SECURITIES SUB-ACCOUNT(C):
                  2017.     $1.00       $1.00            --
                  2016.     $1.01       $1.00            --
                  2015.     $1.02       $1.01            --
                  2014.     $0.99       $1.02            --
                  2013.     $1.05       $0.99            --
                  2012.     $1.05       $1.05            --
                  2011.     $1.00       $1.05            --
                CLEARBRIDGE VARIABLE SMALL CAP GROWTH
                 SUB-ACCOUNT(N):
                  2017.     $0.98       $1.19            --
                  2016.     $0.95       $0.98            --
                  2015.     $1.00       $0.95            --

2.15% Variable Account Charge Continued



                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------
                FIDELITY(R) VIP FUNDS EQUITY-INCOME SUB-ACCOUNT:
                  2017.     $1.84       $2.03        123,164
                  2016.     $1.60       $1.84        133,798
                  2015.     $1.70       $1.60        114,819
                  2014.     $1.60       $1.70        117,726
                  2013.     $1.28       $1.60        135,757
                  2012.     $1.12       $1.28        161,534
                  2011.     $1.14       $1.12        212,704
                  2010.     $1.01       $1.14        230,608
                  2009.     $0.79       $1.01        240,381
                  2008.     $1.42       $0.79        246,440
                FIDELITY(R) VIP FUNDS MID CAP SUB-ACCOUNT:
                  2017.     $2.78       $3.28         42,876
                  2016.     $2.54       $2.78         42,876
                  2015.     $2.64       $2.54         32,853
                  2014.     $2.54       $2.64         33,167
                  2013.     $1.91       $2.54         33,483
                  2012.     $1.70       $1.91         33,804
                  2011.     $1.95       $1.70         34,129
                  2010.     $1.55       $1.95         34,455
                  2009.     $1.13       $1.55         39,921
                  2008.     $1.92       $1.13         32,964
                FRANKLIN MUTUAL SHARES VIP SUB-ACCOUNT:
                  2017.     $1.88       $1.99             --
                  2016.     $1.65       $1.88             --
                  2015.     $1.78       $1.65          2,945
                  2014.     $1.69       $1.78          2,973
                  2013.     $1.35       $1.69          3,001
                  2012.     $1.21       $1.35          3,032
                  2011.     $1.25       $1.21          3,063
                  2010.     $1.14       $1.25          3,094
                  2009.     $0.93       $1.14         18,486
                  2008.     $1.51       $0.93         30,335
                FRANKLIN SMALL CAP VALUE VIP SUB-ACCOUNT:
                  2017.     $1.56       $1.69          5,759
                  2016.     $1.23       $1.56          9,184
                  2015.     $1.35       $1.23          9,773
                  2014.     $1.38       $1.35          9,427
                  2013.     $1.03       $1.38         13,612
                  2012.     $0.89       $1.03         15,899
                  2011.     $0.95       $0.89         16,031
                  2010.     $0.75       $0.95         15,913
                  2009.     $0.60       $0.75         22,734
                  2008.     $0.91       $0.60         14,014
                FRANKLIN SMALL-MID CAP GROWTH VIP SUB-ACCOUNT:
                  2017.     $1.89       $2.24             --
                  2016.     $1.85       $1.89             --
                  2015.     $1.94       $1.85             --
                  2014.     $1.85       $1.94             --
                  2013.     $1.37       $1.85             --
                  2012.     $1.26       $1.37             --
                  2011.     $1.35       $1.26             --
                  2010.     $1.08       $1.35             --
                  2009.     $0.77       $1.08             --
                  2008.     $1.37       $0.77             --





                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------
                GOLDMAN SACHS VIT GLOBAL TRENDS ALLOCATION
                 SUB-ACCOUNT(F):
                  2017.     $0.99       $1.10        18,272
                  2016.     $0.97       $0.99        18,272
                  2015.     $1.05       $0.97            --
                  2014.     $1.03       $1.05            --
                  2013.     $1.00       $1.03            --
                GOLDMAN SACHS VIT HIGH QUALITY FLOATING RATE
                 SUB-ACCOUNT(B):
                  2017.     $0.98       $0.98            --
                  2016.     $0.99       $0.98        12,069
                  2015.     $1.02       $0.99        11,055
                  2014.     $1.04       $1.02        11,091
                  2013.     $1.06       $1.04        10,428
                  2012.     $1.06       $1.06         8,816
                  2011.     $1.01       $1.06         8,567
                  2010.     $1.00       $1.01         8,147
                INVESCO V.I. AMERICAN VALUE SUB-ACCOUNT:
                  2017.     $1.40       $1.51            --
                  2016.     $1.24       $1.40            --
                  2015.     $1.40       $1.24            --
                  2014.     $1.31       $1.40            --
                  2013.     $1.00       $1.31         2,941
                  2012.     $0.87       $1.00         2,969
                  2011.     $0.88       $0.87         2,998
                  2010.     $0.74       $0.88         3,026
                  2009.     $0.54       $0.74         1,646
                  2008.     $0.95       $0.54            --
                INVESCO V.I. COMSTOCK SUB-ACCOUNT:
                  2017.     $2.03       $2.34            --
                  2016.     $1.77       $2.03         4,817
                  2015.     $1.93       $1.77         3,966
                  2014.     $1.81       $1.93         3,882
                  2013.     $1.36       $1.81        11,282
                  2012.     $1.17       $1.36        12,139
                  2011.     $1.22       $1.17        12,419
                  2010.     $1.08       $1.22        12,150
                  2009.     $0.86       $1.08         3,218
                  2008.     $1.37       $0.86            --
                INVESCO V.I. EQUITY AND INCOME SUB-ACCOUNT(D):
                  2017.     $1.48       $1.60        38,161
                  2016.     $1.31       $1.48        38,161
                  2015.     $1.38       $1.31            --
                  2014.     $1.29       $1.38            --
                  2013.     $1.06       $1.29            --
                  2012.     $0.96       $1.06            --
                  2011.     $1.00       $0.96            --
                  2010.     $0.95       $1.00            --
                  2009.     $0.73       $0.95            --
                  2008.     $1.21       $0.73            --

2.15% Variable Account Charge Continued



                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------
                INVESCO V.I. GROWTH AND INCOME SUB-ACCOUNT:
                  2017.     $2.18       $2.44             --
                  2016.     $1.87       $2.18             --
                  2015.     $1.97       $1.87             --
                  2014.     $1.83       $1.97             --
                  2013.     $1.40       $1.83             --
                  2012.     $1.25       $1.40             --
                  2011.     $1.31       $1.25             --
                  2010.     $1.19       $1.31             --
                  2009.     $0.98       $1.19             --
                  2008.     $1.48       $0.98             --
                INVESCO V.I. SMALL CAP EQUITY SUB-ACCOUNT:
                  2017.     $1.34       $1.49             --
                  2016.     $1.22       $1.34          5,435
                  2015.     $1.33       $1.22          5,089
                  2014.     $1.33       $1.33          5,127
                  2013.     $0.99       $1.33          5,019
                  2012.     $0.89       $0.99          6,026
                  2011.     $0.92       $0.89          5,881
                  2010.     $0.73       $0.92          5,861
                  2009.     $0.62       $0.73             --
                  2008.     $0.92       $0.62             --
                IVY VIP ASSET STRATEGY SUB-ACCOUNT(W):
                  2017.     $2.29       $2.66         18,406
                  2016.     $2.41       $2.29         18,827
                  2015.     $2.68       $2.41         35,204
                  2014.     $2.89       $2.68         46,661
                  2013.     $2.36       $2.89         35,708
                  2012.     $2.02       $2.36         34,016
                  2011.     $2.23       $2.02         40,071
                  2010.     $2.10       $2.23         37,599
                  2009.     $1.71       $2.10         56,312
                  2008.     $2.36       $1.71          9,398
                IVY VIP BALANCED SUB-ACCOUNT(W):
                  2017.     $1.88       $2.05        106,287
                  2016.     $1.88       $1.88         42,038
                  2015.     $1.93       $1.88         33,969
                  2014.     $1.83       $1.93         15,808
                  2013.     $1.51       $1.83         29,317
                  2012.     $1.38       $1.51             --
                  2011.     $1.37       $1.38             --
                  2010.     $1.19       $1.37             --
                  2009.     $1.08       $1.19             --
                  2008.     $1.39       $1.08             --
                IVY VIP CORE EQUITY SUB-ACCOUNT(W):
                  2017.     $2.31       $2.73          6,870
                  2016.     $2.27       $2.31          6,870
                  2015.     $2.34       $2.27          6,078
                  2014.     $2.18       $2.34          6,136
                  2013.     $1.67       $2.18          6,194
                  2012.     $1.44       $1.67          6,253
                  2011.     $1.44       $1.44          6,313
                  2010.     $1.22       $1.44          6,373
                  2009.     $1.01       $1.22          6,434
                  2008.     $1.58       $1.01             --





                         UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                         BEGINNING OF  AT END OF  OUTSTANDING AT
                            PERIOD       PERIOD    END OF PERIOD
                         ------------- ---------- ---------------
                IVY VIP GLOBAL GROWTH SUB-ACCOUNT(W):
                  2017.      $1.76       $2.15          9,793
                  2016.      $1.86       $1.76         18,039
                  2015.      $1.83       $1.86          6,434
                  2014.      $1.86       $1.83          6,650
                  2013.      $1.59       $1.86          6,542
                  2012.      $1.38       $1.59          6,836
                  2011.      $1.52       $1.38          6,955
                  2010.      $1.35       $1.52          6,144
                  2009.      $1.09       $1.35             --
                  2008.      $1.92       $1.09             --
                IVY VIP HIGH INCOME SUB-ACCOUNT(F)(M)(W):
                  2017.      $1.07       $1.11        489,849
                  2016.      $0.94       $1.07        262,556
                  2015.      $1.02       $0.94        240,669
                  2014.      $1.03       $1.02        239,766
                  2013.      $1.00       $1.03             --
                IVY VIP INTERNATIONAL CORE EQUITY SUB-ACCOUNT(W):
                  2017..     $1.79       $2.15         71,237
                  2016..     $1.80       $1.79         96,649
                  2015..     $1.86       $1.80         68,456
                  2014..     $1.87       $1.86         67,672
                  2013..     $1.53       $1.87         72,366
                  2012..     $1.38       $1.53         83,093
                  2011..     $1.64       $1.38        102,531
                  2010..     $1.47       $1.64        102,629
                  2009..     $1.10       $1.47        103,487
                  2008..     $1.94       $1.10        109,049
                IVY VIP MICRO CAP GROWTH SUB-ACCOUNT(W):
                  2017..     $2.17       $2.31             --
                  2016..     $1.96       $2.17             --
                  2015..     $2.20       $1.96             --
                  2014..     $2.29       $2.20             --
                  2013..     $1.49       $2.29             --
                  2012..     $1.36       $1.49             --
                  2011..     $1.49       $1.36             --
                  2010..     $1.08       $1.49             --
                  2009..     $0.78       $1.08             --
                  2008..     $1.54       $0.78             --
                IVY VIP MID CAP GROWTH SUB-ACCOUNT(W):
                  2017..     $2.25       $2.79             --
                  2016..     $2.16       $2.25             --
                  2015..     $2.35       $2.16             --
                  2014..     $2.22       $2.35             --
                  2013..     $1.75       $2.22             --
                  2012..     $1.57       $1.75             --
                  2011..     $1.62       $1.57             --
                  2010..     $1.25       $1.62             --
                  2009..     $0.87       $1.25             --
                  2008..     $1.40       $0.87             --

2.15% Variable Account Charge Continued



                         UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                         BEGINNING OF  AT END OF  OUTSTANDING AT
                            PERIOD       PERIOD    END OF PERIOD
                         ------------- ---------- ---------------
                IVY VIP NATURAL RESOURCES SUB-ACCOUNT(W)(Y):
                  2017.      $1.00       $1.01         5,822
                  2016.      $0.82       $1.00         5,460
                  2015.      $1.08       $0.82         8,599
                  2014.      $1.27       $1.08         8,009
                  2013.      $1.21       $1.27        16,271
                  2012.      $1.21       $1.21        26,459
                  2011.      $1.57       $1.21        21,553
                  2010.      $1.37       $1.57        18,098
                  2009.      $0.81       $1.37        28,740
                  2008.      $2.14       $0.81            --
                IVY VIP PATHFINDER MODERATE -- MANAGED VOLATILITY
                 SUB-ACCOUNT(G)(W):
                  2017..     $1.03       $1.15            --
                  2016..     $1.03       $1.03            --
                  2015..     $1.06       $1.03            --
                  2014..     $1.04       $1.06            --
                  2013..     $1.00       $1.04            --
                IVY VIP PATHFINDER MODERATELY AGGRESSIVE --
                 MANAGED VOLATILITY SUB-ACCOUNT(G)(W):
                  2017..     $1.04       $1.18            --
                  2016..     $1.04       $1.04            --
                  2015..     $1.07       $1.04            --
                  2014..     $1.05       $1.07            --
                  2013..     $1.00       $1.05            --
                IVY VIP PATHFINDER MODERATELY CONSERVATIVE --
                 MANAGED VOLATILITY SUB-ACCOUNT(G)(W):
                  2017..     $1.01       $1.10            --
                  2016..     $1.02       $1.01            --
                  2015..     $1.05       $1.02            --
                  2014..     $1.04       $1.05            --
                  2013..     $1.00       $1.04            --
                IVY VIP SCIENCE AND TECHNOLOGY SUB-ACCOUNT(W):
                  2017..     $3.02       $3.91        16,137
                  2016..     $3.04       $3.02         9,480
                  2015..     $3.20       $3.04         8,368
                  2014..     $3.18       $3.20        11,166
                  2013..     $2.08       $3.18        11,894
                  2012..     $1.66       $2.08        10,561
                  2011..     $1.80       $1.66        12,582
                  2010..     $1.63       $1.80        11,790
                  2009..     $1.16       $1.63        12,534
                  2008..     $1.79       $1.16            --
                IVY VIP SMALL CAP CORE SUB-ACCOUNT(W)(Z):
                  2017..     $2.45       $2.72        25,519
                  2016..     $1.94       $2.45        27,888
                  2015..     $2.10       $1.94        14,804
                  2014..     $2.00       $2.10        15,177
                  2013..     $1.53       $2.00        17,784
                  2012..     $1.32       $1.53        21,332
                  2011..     $1.55       $1.32        33,235
                  2010..     $1.25       $1.55        33,764
                  2009..     $0.99       $1.25        42,857
                  2008..     $1.37       $0.99        34,405





                         UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                         BEGINNING OF  AT END OF  OUTSTANDING AT
                            PERIOD       PERIOD    END OF PERIOD
                         ------------- ---------- ---------------
                IVY VIP VALUE SUB-ACCOUNT(W):
                  2017.      $2.04       $2.25         6,046
                  2016.      $1.87       $2.04         6,190
                  2015.      $1.99       $1.87         5,540
                  2014.      $1.84       $1.99        18,391
                  2013.      $1.39       $1.84        22,036
                  2012.      $1.19       $1.39            --
                  2011.      $1.31       $1.19            --
                  2010.      $1.13       $1.31            --
                  2009.      $0.91       $1.13            --
                  2008.      $1.41       $0.91            --
                JANUS HENDERSON BALANCED SUB-ACCOUNT(AC):
                  2017.      $1.98       $2.29            --
                  2016.      $1.94       $1.98            --
                  2015.      $1.97       $1.94            --
                  2014.      $1.86       $1.97            --
                  2013.      $1.59       $1.86            --
                  2012.      $1.43       $1.59            --
                  2011.      $1.44       $1.43            --
                  2010.      $1.36       $1.44            --
                  2009.      $1.11       $1.36            --
                  2008.      $1.35       $1.11            --
                JANUS HENDERSON FLEXIBLE BOND SUB-ACCOUNT(N)(AD):
                  2017..     $0.97       $0.98            --
                  2016..     $0.97       $0.97            --
                  2015..     $1.00       $0.97            --
                JANUS HENDERSON FORTY SUB-ACCOUNT(AE):
                  2017..     $2.52       $3.21         6,957
                  2016..     $2.53       $2.52         6,957
                  2015..     $2.31       $2.53            --
                  2014..     $2.17       $2.31            --
                  2013..     $1.70       $2.17            --
                  2012..     $1.40       $1.70            --
                  2011..     $1.54       $1.40            --
                  2010..     $1.47       $1.54            --
                  2009..     $1.03       $1.47         9,766
                  2008..     $1.89       $1.03            --
                JANUS HENDERSON MID CAP VALUE SUB-ACCOUNT(AF):
                  2017..     $1.44       $1.61            --
                  2016..     $1.24       $1.44         5,049
                  2015..     $1.32       $1.24         5,124
                  2014..     $1.24       $1.32         5,065
                  2013..     $1.01       $1.24         5,211
                  2012..     $0.93       $1.01         5,766
                  2011..     $0.98       $0.93         5,591
                  2010..     $0.87       $0.98         5,269
                  2009..     $0.67       $0.87        18,861
                  2008..     $0.95       $0.67            --

2.15% Variable Account Charge Continued



                         UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                         BEGINNING OF  AT END OF  OUTSTANDING AT
                            PERIOD       PERIOD    END OF PERIOD
                         ------------- ---------- ---------------
                JANUS HENDERSON OVERSEAS SUB-ACCOUNT(AG):
                  2017.      $1.63       $2.09        35,335
                  2016.      $1.79       $1.63        37,865
                  2015.      $2.00       $1.79        24,659
                  2014.      $2.33       $2.00        26,114
                  2013.      $2.08       $2.33        26,770
                  2012.      $1.88       $2.08        28,138
                  2011.      $2.84       $1.88        40,488
                  2010.      $2.32       $2.84        37,200
                  2009.      $1.32       $2.32        42,683
                  2008.      $2.83       $1.32        42,385
                MFS(R) MID CAP GROWTH SERIES SUB-ACCOUNT:
                  2017.      $1.63       $2.03            --
                  2016.      $1.60       $1.63            --
                  2015.      $1.56       $1.60            --
                  2014.      $1.47       $1.56            --
                  2013.      $1.09       $1.47           198
                  2012.      $0.96       $1.09           806
                  2011.      $1.05       $0.96         1,495
                  2010.      $0.83       $1.05         2,215
                  2009.      $0.60       $0.83         3,015
                  2008.      $1.26       $0.60         3,971
                MFS(R) VIT II INTERNATIONAL VALUE SUB-ACCOUNT(N):
                  2017..     $0.98       $1.21            --
                  2016..     $0.96       $0.98            --
                  2015..     $1.00       $0.96            --
                MORGAN STANLEY VIF EMERGING MARKETS EQUITY
                 SUB-ACCOUNT(AA):
                  2017..     $0.61       $0.81        12,848
                  2016..     $0.59       $0.61        22,043
                  2015..     $0.67       $0.59        20,133
                  2014..     $0.72       $0.67        18,607
                  2013..     $0.74       $0.72        17,961
                  2012..     $0.63       $0.74        16,854
                  2011..     $0.79       $0.63        16,734
                  2010..     $0.68       $0.79        15,080
                  2009..     $0.41       $0.68        11,188
                  2008..     $0.97       $0.41            --
                MORNINGSTAR AGGRESSIVE GROWTH ETF ASSET ALLOCATION
                 SUB-ACCOUNT(R):
                  2017..     $1.04       $1.22            --
                  2016..     $0.95       $1.04            --
                  2015..     $1.00       $0.95            --
                  2014..     $0.98       $1.00            --
                  2013..     $0.85       $0.98            --
                  2012..     $0.76       $0.85            --
                  2011..     $0.82       $0.76            --
                  2010..     $0.72       $0.82            --
                  2009..     $0.58       $0.72            --
                  2008..     $0.94       $0.58            --





                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------
                MORNINGSTAR BALANCED ETF ASSET ALLOCATION
                 SUB-ACCOUNT(S):
                  2017.     $1.10       $1.22             --
                  2016.     $1.04       $1.10             --
                  2015.     $1.09       $1.04             --
                  2014.     $1.06       $1.09             --
                  2013.     $0.97       $1.06             --
                  2012.     $0.89       $0.97             --
                  2011.     $0.92       $0.89             --
                  2010.     $0.84       $0.92             --
                  2009.     $0.72       $0.84             --
                  2008.     $0.97       $0.72             --
                MORNINGSTAR CONSERVATIVE ETF ASSET ALLOCATION
                 SUB-ACCOUNT(T):
                  2017.     $1.06       $1.11             --
                  2016.     $1.04       $1.06             --
                  2015.     $1.07       $1.04             --
                  2014.     $1.07       $1.07         71,355
                  2013.     $1.06       $1.07         72,037
                  2012.     $1.03       $1.06         72,724
                  2011.     $1.02       $1.03        109,755
                  2010.     $0.98       $1.02        120,239
                  2009.     $0.93       $0.98        121,386
                  2008.     $1.01       $0.93             --
                MORNINGSTAR GROWTH ETF ASSET ALLOCATION
                 SUB-ACCOUNT(U):
                  2017.     $1.08       $1.23             --
                  2016.     $1.00       $1.08             --
                  2015.     $1.05       $1.00         62,100
                  2014.     $1.03       $1.05         62,693
                  2013.     $0.90       $1.03         63,291
                  2012.     $0.81       $0.90         47,500
                  2011.     $0.86       $0.81         47,988
                  2010.     $0.77       $0.86         48,480
                  2009.     $0.63       $0.77          8,222
                  2008.     $0.95       $0.63             --
                MORNINGSTAR INCOME AND GROWTH ETF ASSET
                 ALLOCATION SUB-ACCOUNT(V):
                  2017.     $1.08       $1.16         33,178
                  2016.     $1.03       $1.08         32,359
                  2015.     $1.07       $1.03         29,262
                  2014.     $1.06       $1.07        107,879
                  2013.     $1.01       $1.06        109,723
                  2012.     $0.96       $1.01        185,476
                  2011.     $0.97       $0.96        269,028
                  2010.     $0.90       $0.97        283,836
                  2009.     $0.82       $0.90        285,542
                  2008.     $0.99       $0.82             --

2.15% Variable Account Charge Continued



                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------
                NEUBERGER BERMAN AMT SOCIALLY RESPONSIVE
                 SUB-ACCOUNT:
                  2017.     $1.37       $1.58            --
                  2016.     $1.28       $1.37            --
                  2015.     $1.31       $1.28            --
                  2014.     $1.22       $1.31            --
                  2013.     $0.91       $1.22            --
                  2012.     $0.84       $0.91            --
                  2011.     $0.88       $0.84            --
                  2010.     $0.73       $0.88            --
                  2009.     $0.57       $0.73            --
                  2008.     $0.96       $0.57            --
                OPPENHEIMER INTERNATIONAL GROWTH/VA SUB-ACCOUNT:
                  2017.     $1.90       $2.35        22,599
                  2016.     $1.99       $1.90        23,395
                  2015.     $1.98       $1.99        15,517
                  2014.     $2.18       $1.98        15,790
                  2013.     $1.77       $2.18        18,475
                  2012.     $1.48       $1.77        18,958
                  2011.     $1.64       $1.48        19,177
                  2010.     $1.46       $1.64        19,174
                  2009.     $1.08       $1.46        17,589
                  2008.     $1.93       $1.08        12,906
                OPPENHEIMER MAIN STREET SMALL CAP(R)/VA
                 SUB-ACCOUNT:
                  2017.     $1.55       $1.73            --
                  2016.     $1.35       $1.55            --
                  2015.     $1.47       $1.35            --
                  2014.     $1.34       $1.47            --
                  2013.     $0.97       $1.34         2,979
                  2012.     $0.85       $0.97         3,007
                  2011.     $0.89       $0.85         3,036
                  2010.     $0.74       $0.89         3,065
                  2009.     $0.55       $0.74         1,660
                  2008.     $0.90       $0.55            --
                PIMCO VIT GLOBAL DIVERSIFIED ALLOCATION
                 SUB-ACCOUNT(F):
                  2017.     $1.05       $1.20            --
                  2016.     $0.99       $1.05            --
                  2015.     $1.07       $0.99            --
                  2014.     $1.04       $1.07            --
                  2013.     $1.00       $1.04            --
                PIMCO VIT LOW DURATION SUB-ACCOUNT(B):
                  2017.     $0.97       $0.96        29,533
                  2016.     $0.98       $0.97        22,232
                  2015.     $1.00       $0.98        21,036
                  2014.     $1.01       $1.00        11,309
                  2013.     $1.03       $1.01        10,709
                  2012.     $1.00       $1.03         9,101
                  2011.     $1.01       $1.00         9,021
                  2010.     $1.00       $1.01         8,260





                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------
                PIMCO VIT TOTAL RETURN SUB-ACCOUNT(B):
                  2017.     $1.07       $1.10            --
                  2016.     $1.07       $1.07        19,801
                  2015.     $1.09       $1.07        18,479
                  2014.     $1.07       $1.09        18,791
                  2013.     $1.11       $1.07        18,110
                  2012.     $1.04       $1.11        15,221
                  2011.     $1.03       $1.04        15,654
                  2010.     $1.00       $1.03        14,510
                PUTNAM VT EQUITY INCOME SUB-ACCOUNT(A)(AB):
                  2017.     $1.79       $2.08            --
                  2016.     $1.61       $1.79            --
                  2015.     $1.69       $1.61            --
                  2014.     $1.53       $1.69            --
                  2013.     $1.18       $1.53            --
                  2012.     $1.01       $1.18            --
                  2011.     $1.02       $1.01            --
                  2010.     $0.92       $1.02            --
                  2009.     $0.73       $0.92            --
                  2008.     $1.35       $0.73            --
                PUTNAM VT GROWTH OPPORTUNITIES SUB-ACCOUNT(X):
                  2017.     $1.70       $2.18            --
                  2016.     $1.70       $1.70            --
                  2015.     $1.85       $1.70            --
                  2014.     $1.72       $1.85            --
                  2013.     $1.22       $1.72            --
                  2012.     $1.09       $1.22            --
                  2011.     $1.36       $1.09            --
                  2010.     $1.15       $1.36            --
                  2009.     $0.72       $1.15            --
                  2008.     $1.16       $0.72            --
                PUTNAM VT INTERNATIONAL EQUITY SUB-ACCOUNT:
                  2017.     $1.33       $1.65        20,563
                  2016.     $1.39       $1.33        24,783
                  2015.     $1.42       $1.39        18,140
                  2014.     $1.56       $1.42        18,950
                  2013.     $1.24       $1.56        18,833
                  2012.     $1.04       $1.24        22,643
                  2011.     $1.28       $1.04        26,374
                  2010.     $1.19       $1.28        24,670
                  2009.     $0.98       $1.19        25,123
                  2008.     $1.78       $0.98        29,044
                PUTNAM VT SUSTAINABLE LEADERS SUB-ACCOUNT(AI):
                  2017.     $1.94       $2.46            --
                  2016.     $1.84       $1.94            --
                  2015.     $1.89       $1.84            --
                  2014.     $1.70       $1.89            --
                  2013.     $1.27       $1.70            --
                  2012.     $1.11       $1.27            --
                  2011.     $1.20       $1.11            --
                  2010.     $1.02       $1.20            --
                  2009.     $0.79       $1.02            --
                  2008.     $1.32       $0.79            --

2.15% Variable Account Charge Continued



                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------
                SFT ADVANTUS BOND SUB-ACCOUNT:
                  2017.     $1.23       $1.27        173,715
                  2016.     $1.21       $1.23        184,180
                  2015.     $1.23       $1.21        172,781
                  2014.     $1.19       $1.23        179,991
                  2013.     $1.22       $1.19        188,515
                  2012.     $1.16       $1.22        185,041
                  2011.     $1.10       $1.16        281,464
                  2010.     $1.02       $1.10        304,486
                  2009.     $0.91       $1.02        312,509
                  2008.     $1.07       $0.91        277,862
                SFT ADVANTUS DYNAMIC MANAGED VOLATILITY
                 SUB-ACCOUNT(F)(P):
                  2017.     $1.13       $1.30             --
                  2016.     $1.06       $1.13             --
                  2015.     $1.12       $1.06             --
                  2014.     $1.06       $1.12             --
                  2013.     $1.00       $1.06             --
                SFT ADVANTUS GOVERNMENT MONEY MARKET
                 SUB-ACCOUNT(Q):
                  2017.     $0.87       $0.85         39,206
                  2016.     $0.89       $0.87         37,561
                  2015.     $0.91       $0.89         34,032
                  2014.     $0.93       $0.91         35,635
                  2013.     $0.95       $0.93         35,929
                  2012.     $0.97       $0.95         36,707
                  2011.     $0.99       $0.97         53,109
                  2010.     $1.01       $0.99         54,985
                  2009.     $1.03       $1.01         64,256
                  2008.     $1.03       $1.03         63,536
                SFT ADVANTUS INDEX 400 MID-CAP SUB-ACCOUNT:
                  2017.     $2.61       $2.95         37,421
                  2016.     $2.22       $2.61         47,788
                  2015.     $2.33       $2.22         37,926
                  2014.     $2.18       $2.33         39,881
                  2013.     $1.68       $2.18         42,877
                  2012.     $1.46       $1.68         51,091
                  2011.     $1.53       $1.46         78,761
                  2010.     $1.24       $1.53         83,660
                  2009.     $0.93       $1.24         92,566
                  2008.     $1.50       $0.93        101,419
                SFT ADVANTUS INDEX 500 SUB-ACCOUNT:
                  2017.     $2.00       $2.37             --
                  2016.     $1.83       $2.00             --
                  2015.     $1.85       $1.83             --
                  2014.     $1.67       $1.85             --
                  2013.     $1.30       $1.67             --
                  2012.     $1.15       $1.30             --
                  2011.     $1.15       $1.15             --
                  2010.     $1.03       $1.15             --
                  2009.     $0.84       $1.03             --
                  2008.     $1.36       $0.84             --





                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------
                SFT ADVANTUS INTERNATIONAL BOND SUB-ACCOUNT:
                  2017.     $1.35       $1.33         32,698
                  2016.     $1.34       $1.35         42,534
                  2015.     $1.42       $1.34         37,583
                  2014.     $1.43       $1.42         37,550
                  2013.     $1.46       $1.43         52,039
                  2012.     $1.29       $1.46         66,307
                  2011.     $1.32       $1.29         75,309
                  2010.     $1.18       $1.32         77,512
                  2009.     $1.03       $1.18         57,266
                  2008.     $1.01       $1.03         35,512
                SFT ADVANTUS MANAGED VOLATILITY EQUITY
                 SUB-ACCOUNT(O):
                  2017.     $1.02       $1.16             --
                  2016.     $1.00       $1.02             --
                  2015.     $1.00       $1.00             --
                SFT ADVANTUS MORTGAGE SECURITIES SUB-ACCOUNT:
                  2017.     $1.07       $1.07         47,788
                  2016.     $1.08       $1.07         47,788
                  2015.     $1.07       $1.08         46,308
                  2014.     $1.03       $1.07         46,750
                  2013.     $1.08       $1.03         49,305
                  2012.     $1.06       $1.08         49,779
                  2011.     $1.02       $1.06         64,695
                  2010.     $0.98       $1.02         64,975
                  2009.     $0.92       $0.98         93,634
                  2008.     $1.08       $0.92         83,791
                SFT ADVANTUS REAL ESTATE SECURITIES SUB-ACCOUNT:
                  2017.     $2.45       $2.53         25,960
                  2016.     $2.40       $2.45         30,366
                  2015.     $2.34       $2.40         22,803
                  2014.     $1.83       $2.34         24,494
                  2013.     $1.85       $1.83         28,205
                  2012.     $1.60       $1.85         28,674
                  2011.     $1.55       $1.60         39,542
                  2010.     $1.23       $1.55         41,898
                  2009.     $1.01       $1.23         55,980
                  2008.     $1.62       $1.01         44,083
                SFT IVY/SM/ GROWTH SUB-ACCOUNT(H)(I):
                  2017.     $2.08       $2.63        125,242
                  2016.     $2.10       $2.08        164,978
                  2015.     $2.01       $2.10        146,724
                  2014.     $1.81       $2.01        160,877
                SFT IVY/SM/ SMALL CAP GROWTH SUB-ACCOUNT(H)(J):
                  2017.     $2.08       $2.55         27,118
                  2016.     $1.75       $2.08         31,453
                  2015.     $1.86       $1.75         31,112
                  2014.     $1.74       $1.86         33,521
                SFT T. ROWE PRICE VALUE SUB-ACCOUNT(H)(L):
                  2017.     $2.22       $2.58         44,861
                  2016.     $2.05       $2.22         69,489
                  2015.     $2.14       $2.05         52,364
                  2014.     $2.00       $2.14         54,671

2.15% Variable Account Charge Continued



                         UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                         BEGINNING OF  AT END OF  OUTSTANDING AT
                            PERIOD       PERIOD    END OF PERIOD
                         ------------- ---------- ---------------
                SFT WELLINGTON CORE EQUITY SUB-ACCOUNT(H)(K)(AH):
                  2017..     $2.25       $2.67          6,874
                  2016..     $2.19       $2.25          6,874
                  2015..     $2.22       $2.19          7,821
                  2014..     $2.02       $2.22          7,896
                TEMPLETON DEVELOPING MARKETS VIP SUB-ACCOUNT:
                  2017..     $1.70       $2.34         15,107
                  2016..     $1.48       $1.70         19,579
                  2015..     $1.88       $1.48         13,073
                  2014..     $2.10       $1.88         12,079
                  2013..     $2.17       $2.10         11,513
                  2012..     $1.96       $2.17         15,305
                  2011..     $2.38       $1.96         19,459
                  2010..     $2.07       $2.38         18,529
                  2009..     $1.22       $2.07         25,438
                  2008..     $2.64       $1.22         17,817
                TOPS(R) MANAGED RISK BALANCED ETF SUB-ACCOUNT(E):
                  2017..     $1.05       $1.14             --
                  2016..     $1.01       $1.05             --
                  2015..     $1.08       $1.01             --
                  2014..     $1.07       $1.08             --
                  2013..     $1.01       $1.07             --
                  2012..     $1.00       $1.01             --
                TOPS(R) MANAGED RISK FLEX ETF SUB-ACCOUNT(G):
                  2017..     $0.98       $1.07             --
                  2016..     $0.96       $0.98        114,662
                  2015..     $1.03       $0.96        244,786
                  2014..     $1.03       $1.03        247,124
                  2013..     $1.00       $1.03             --
                TOPS(R) MANAGED RISK GROWTH ETF SUB-ACCOUNT(E):
                  2017..     $1.04       $1.20             --
                  2016..     $1.01       $1.04             --
                  2015..     $1.14       $1.01             --
                  2014..     $1.15       $1.14             --
                  2013..     $1.01       $1.15             --
                  2012..     $1.00       $1.01             --
                TOPS(R) MANAGED RISK MODERATE GROWTH ETF
                 SUB-ACCOUNT(E):
                  2017..     $1.07       $1.19             --
                  2016..     $1.03       $1.07             --
                  2015..     $1.12       $1.03             --
                  2014..     $1.11       $1.12             --
                  2013..     $1.01       $1.11             --
                  2012..     $1.00       $1.01             --



2.25% Variable Account Charge



                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------
                AB VPS DYNAMIC ASSET ALLOCATION SUB-ACCOUNT(F):
                  2017.     $1.03       $1.16            --
                  2016.     $1.02       $1.03         2,262
                  2015.     $1.06       $1.02         2,660
                  2014.     $1.04       $1.06         3,133
                  2013.     $1.00       $1.04         3,505





                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------
                AB VPS INTERNATIONAL VALUE SUB-ACCOUNT:
                  2017.     $0.53       $0.64             --
                  2016.     $0.54       $0.53             --
                  2015.     $0.54       $0.54             --
                  2014.     $0.59       $0.54             --
                  2013.     $0.49       $0.59             --
                  2012.     $0.44       $0.49             --
                  2011.     $0.56       $0.44             --
                  2010.     $0.55       $0.56             --
                  2009.     $0.42       $0.55         35,635
                  2008.     $0.92       $0.42             --
                AMERICAN CENTURY VP INCOME & GROWTH
                 SUB-ACCOUNT:
                  2017.     $1.82       $2.14             --
                  2016.     $1.65       $1.82             --
                  2015.     $1.79       $1.65             --
                  2014.     $1.63       $1.79             --
                  2013.     $1.23       $1.63             --
                  2012.     $1.10       $1.23             --
                  2011.     $1.09       $1.10             --
                  2010.     $0.98       $1.09             --
                  2009.     $0.85       $0.98             --
                  2008.     $1.34       $0.85             --
                AMERICAN CENTURY VP INFLATION PROTECTION
                 SUB-ACCOUNT:
                  2017.     $1.12       $1.14        158,236
                  2016.     $1.10       $1.12        162,600
                  2015.     $1.15       $1.10        127,034
                  2014.     $1.14       $1.15        134,353
                  2013.     $1.28       $1.14        136,510
                  2012.     $1.22       $1.28        151,279
                  2011.     $1.11       $1.22        174,383
                  2010.     $1.08       $1.11        112,286
                  2009.     $1.01       $1.08             --
                  2008.     $1.05       $1.01             --
                AMERICAN FUNDS IS GLOBAL BOND SUB-ACCOUNT(C):
                  2017.     $0.91       $0.95             --
                  2016.     $0.91       $0.91             --
                  2015.     $0.97       $0.91             --
                  2014.     $0.98       $0.97             --
                  2013.     $1.02       $0.98             --
                  2012.     $0.99       $1.02         16,186
                  2011.     $1.00       $0.99             --
                AMERICAN FUNDS IS GLOBAL GROWTH SUB-ACCOUNT(C):
                  2017.     $1.28       $1.65             --
                  2016.     $1.30       $1.28             --
                  2015.     $1.25       $1.30             --
                  2014.     $1.25       $1.25             --
                  2013.     $0.99       $1.25             --
                  2012.     $0.82       $0.99             --
                  2011.     $1.00       $0.82             --

2.25% Variable Account Charge Continued



                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------
                AMERICAN FUNDS IS GLOBAL SMALL CAPITALIZATION
                 SUB-ACCOUNT(C):
                  2017.     $1.08       $1.32            --
                  2016.     $1.08       $1.08         4,589
                  2015.     $1.10       $1.08         5,286
                  2014.     $1.10       $1.10         6,225
                  2013.     $0.88       $1.10         6,964
                  2012.     $0.76       $0.88            --
                  2011.     $1.00       $0.76            --
                AMERICAN FUNDS IS GROWTH SUB-ACCOUNT(C):
                  2017.     $1.50       $1.88            --
                  2016.     $1.40       $1.50            --
                  2015.     $1.34       $1.40            --
                  2014.     $1.26       $1.34            --
                  2013.     $0.99       $1.26            --
                  2012.     $0.86       $0.99            --
                  2011.     $1.00       $0.86            --
                AMERICAN FUNDS IS GROWTH-INCOME SUB-ACCOUNT(C):
                  2017.     $1.58       $1.89            --
                  2016.     $1.45       $1.58            --
                  2015.     $1.46       $1.45            --
                  2014.     $1.35       $1.46         2,415
                  2013.     $1.03       $1.35         2,908
                  2012.     $0.90       $1.03         3,564
                  2011.     $1.00       $0.90         4,638
                AMERICAN FUNDS IS INTERNATIONAL SUB-ACCOUNT(C):
                  2017.     $0.96       $1.24            --
                  2016.     $0.94       $0.96            --
                  2015.     $1.01       $0.94            --
                  2014.     $1.06       $1.01            --
                  2013.     $0.89       $1.06            --
                  2012.     $0.78       $0.89            --
                  2011.     $1.00       $0.78            --
                AMERICAN FUNDS IS NEW WORLD(R) SUB-ACCOUNT(C):
                  2017.     $0.89       $1.13            --
                  2016.     $0.87       $0.89            --
                  2015.     $0.91       $0.87            --
                  2014.     $1.02       $0.91            --
                  2013.     $0.93       $1.02            --
                  2012.     $0.81       $0.93            --
                  2011.     $1.00       $0.81            --
                AMERICAN FUNDS IS U.S. GOVERNMENT/AAA-RATED
                 SECURITIES SUB-ACCOUNT(C):
                  2017.     $1.00       $0.99            --
                  2016.     $1.01       $1.00            --
                  2015.     $1.02       $1.01            --
                  2014.     $0.99       $1.02            --
                  2013.     $1.04       $0.99            --
                  2012.     $1.05       $1.04            --
                  2011.     $1.00       $1.05            --
                CLEARBRIDGE VARIABLE SMALL CAP GROWTH
                 SUB-ACCOUNT(N):
                  2017.     $0.98       $1.18            --
                  2016.     $0.95       $0.98            --
                  2015.     $1.00       $0.95            --





                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------
                FIDELITY(R) VIP FUNDS EQUITY-INCOME SUB-ACCOUNT:
                  2017.     $1.81       $2.00             --
                  2016.     $1.58       $1.81          2,277
                  2015.     $1.68       $1.58         19,904
                  2014.     $1.59       $1.68         17,340
                  2013.     $1.27       $1.59         18,635
                  2012.     $1.11       $1.27         20,551
                  2011.     $1.13       $1.11         22,835
                  2010.     $1.00       $1.13        139,129
                  2009.     $0.79       $1.00        153,927
                  2008.     $1.41       $0.79        133,704
                FIDELITY(R) VIP FUNDS MID CAP SUB-ACCOUNT:
                  2017.     $2.74       $3.23          4,464
                  2016.     $2.51       $2.74          5,085
                  2015.     $2.61       $2.51          3,944
                  2014.     $2.51       $2.61          4,613
                  2013.     $1.89       $2.51          4,774
                  2012.     $1.69       $1.89          5,507
                  2011.     $1.94       $1.69          5,146
                  2010.     $1.54       $1.94          4,305
                  2009.     $1.13       $1.54          4,725
                  2008.     $1.91       $1.13             --
                FRANKLIN MUTUAL SHARES VIP SUB-ACCOUNT:
                  2017.     $1.85       $1.96          7,050
                  2016.     $1.63       $1.85          7,587
                  2015.     $1.76       $1.63          6,698
                  2014.     $1.68       $1.76          7,192
                  2013.     $1.34       $1.68          7,678
                  2012.     $1.20       $1.34          8,555
                  2011.     $1.24       $1.20          8,517
                  2010.     $1.14       $1.24          7,242
                  2009.     $0.92       $1.14          7,100
                  2008.     $1.50       $0.92             --
                FRANKLIN SMALL CAP VALUE VIP SUB-ACCOUNT:
                  2017.     $1.55       $1.68         30,920
                  2016.     $1.22       $1.55         31,222
                  2015.     $1.34       $1.22         32,711
                  2014.     $1.37       $1.34         33,723
                  2013.     $1.03       $1.37         31,881
                  2012.     $0.89       $1.03         33,596
                  2011.     $0.94       $0.89         23,018
                  2010.     $0.75       $0.94         23,266
                  2009.     $0.59       $0.75             --
                  2008.     $0.91       $0.59             --
                FRANKLIN SMALL-MID CAP GROWTH VIP SUB-ACCOUNT:
                  2017.     $1.86       $2.21             --
                  2016.     $1.83       $1.86             --
                  2015.     $1.92       $1.83             --
                  2014.     $1.83       $1.92             --
                  2013.     $1.35       $1.83             --
                  2012.     $1.25       $1.35             --
                  2011.     $1.34       $1.25             --
                  2010.     $1.08       $1.34             --
                  2009.     $0.77       $1.08          5,725
                  2008.     $1.36       $0.77             --

2.25% Variable Account Charge Continued



                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------
                GOLDMAN SACHS VIT GLOBAL TRENDS ALLOCATION
                 SUB-ACCOUNT(F):
                  2017.     $0.99       $1.09             --
                  2016.     $0.97       $0.99             --
                  2015.     $1.05       $0.97             --
                  2014.     $1.03       $1.05             --
                  2013.     $1.00       $1.03             --
                GOLDMAN SACHS VIT HIGH QUALITY FLOATING RATE
                 SUB-ACCOUNT(B):
                  2017.     $0.98       $0.97        106,256
                  2016.     $0.99       $0.98        104,831
                  2015.     $1.02       $0.99         81,782
                  2014.     $1.04       $1.02         86,062
                  2013.     $1.06       $1.04         86,183
                  2012.     $1.05       $1.06         83,298
                  2011.     $1.01       $1.05         58,858
                  2010.     $1.00       $1.01         55,612
                INVESCO V.I. AMERICAN VALUE SUB-ACCOUNT:
                  2017.     $1.39       $1.49             --
                  2016.     $1.23       $1.39             --
                  2015.     $1.39       $1.23             --
                  2014.     $1.30       $1.39             --
                  2013.     $0.99       $1.30             --
                  2012.     $0.87       $0.99             --
                  2011.     $0.88       $0.87             --
                  2010.     $0.74       $0.88             --
                  2009.     $0.54       $0.74             --
                  2008.     $0.95       $0.54             --
                INVESCO V.I. COMSTOCK SUB-ACCOUNT:
                  2017.     $2.00       $2.30         59,682
                  2016.     $1.75       $2.00         61,226
                  2015.     $1.91       $1.75         45,046
                  2014.     $1.79       $1.91         45,621
                  2013.     $1.35       $1.79         46,828
                  2012.     $1.16       $1.35         48,630
                  2011.     $1.21       $1.16         31,863
                  2010.     $1.07       $1.21         32,202
                  2009.     $0.85       $1.07             --
                  2008.     $1.36       $0.85             --
                INVESCO V.I. EQUITY AND INCOME SUB-ACCOUNT(D):
                  2017.     $1.46       $1.58             --
                  2016.     $1.30       $1.46          7,662
                  2015.     $1.36       $1.30          7,559
                  2014.     $1.28       $1.36         11,085
                  2013.     $1.05       $1.28         12,494
                  2012.     $0.96       $1.05          2,951
                  2011.     $1.00       $0.96          3,779
                  2010.     $0.94       $1.00             --
                  2009.     $0.72       $0.94             --
                  2008.     $1.20       $0.72             --





                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------
                INVESCO V.I. GROWTH AND INCOME SUB-ACCOUNT:
                  2017.     $2.15       $2.40            --
                  2016.     $1.84       $2.15            --
                  2015.     $1.95       $1.84            --
                  2014.     $1.81       $1.95         3,024
                  2013.     $1.39       $1.81         3,516
                  2012.     $1.24       $1.39         4,273
                  2011.     $1.30       $1.24         5,671
                  2010.     $1.18       $1.30            --
                  2009.     $0.98       $1.18            --
                  2008.     $1.47       $0.98            --
                INVESCO V.I. SMALL CAP EQUITY SUB-ACCOUNT:
                  2017.     $1.33       $1.48        47,089
                  2016.     $1.21       $1.33        48,037
                  2015.     $1.32       $1.21        43,709
                  2014.     $1.32       $1.32        45,371
                  2013.     $0.98       $1.32        46,013
                  2012.     $0.89       $0.98        47,723
                  2011.     $0.91       $0.89        36,878
                  2010.     $0.73       $0.91        37,311
                  2009.     $0.62       $0.73            --
                  2008.     $0.92       $0.62            --
                IVY VIP ASSET STRATEGY SUB-ACCOUNT(W):
                  2017.     $2.26       $2.62        49,366
                  2016.     $2.38       $2.26        77,992
                  2015.     $2.65       $2.38        69,525
                  2014.     $2.86       $2.65        72,145
                  2013.     $2.34       $2.86        73,628
                  2012.     $2.01       $2.34        77,050
                  2011.     $2.21       $2.01        75,480
                  2010.     $2.08       $2.21         4,492
                  2009.     $1.70       $2.08        19,371
                  2008.     $2.35       $1.70            --
                IVY VIP BALANCED SUB-ACCOUNT(W):
                  2017.     $1.85       $2.02            --
                  2016.     $1.86       $1.85        25,750
                  2015.     $1.91       $1.86        24,148
                  2014.     $1.81       $1.91        27,495
                  2013.     $1.50       $1.81        30,967
                  2012.     $1.37       $1.50        28,864
                  2011.     $1.36       $1.37        32,318
                  2010.     $1.19       $1.36            --
                  2009.     $1.07       $1.19            --
                  2008.     $1.39       $1.07            --
                IVY VIP CORE EQUITY SUB-ACCOUNT(W):
                  2017.     $2.28       $2.69        62,720
                  2016.     $2.25       $2.28        75,163
                  2015.     $2.31       $2.25        69,015
                  2014.     $2.16       $2.31        72,682
                  2013.     $1.65       $2.16        73,146
                  2012.     $1.43       $1.65        76,211
                  2011.     $1.43       $1.43        80,453
                  2010.     $1.21       $1.43            --
                  2009.     $1.00       $1.21            --
                  2008.     $1.57       $1.00            --

2.25% Variable Account Charge Continued



                         UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                         BEGINNING OF  AT END OF  OUTSTANDING AT
                            PERIOD       PERIOD    END OF PERIOD
                         ------------- ---------- ---------------
                IVY VIP GLOBAL GROWTH SUB-ACCOUNT(W):
                  2017.      $1.74       $2.12         72,228
                  2016.      $1.83       $1.74         75,498
                  2015.      $1.81       $1.83         57,582
                  2014.      $1.84       $1.81         59,351
                  2013.      $1.58       $1.84         59,973
                  2012.      $1.37       $1.58         60,188
                  2011.      $1.51       $1.37         42,018
                  2010.      $1.34       $1.51         42,440
                  2009.      $1.08       $1.34             --
                  2008.      $1.91       $1.08             --
                IVY VIP HIGH INCOME SUB-ACCOUNT(F)(M)(W):
                  2017.      $1.06       $1.11         66,132
                  2016.      $0.93       $1.06         75,018
                  2015.      $1.02       $0.93        100,241
                  2014.      $1.03       $1.02        101,347
                  2013.      $1.00       $1.03             --
                IVY VIP INTERNATIONAL CORE EQUITY SUB-ACCOUNT(W):
                  2017..     $1.76       $2.12         87,078
                  2016..     $1.78       $1.76         93,122
                  2015..     $1.84       $1.78         72,590
                  2014..     $1.86       $1.84         73,432
                  2013..     $1.52       $1.86         74,658
                  2012..     $1.37       $1.52         77,817
                  2011..     $1.63       $1.37         58,106
                  2010..     $1.46       $1.63         95,742
                  2009..     $1.09       $1.46         59,480
                  2008..     $1.93       $1.09         51,883
                IVY VIP MICRO CAP GROWTH SUB-ACCOUNT(W):
                  2017..     $2.14       $2.28         23,762
                  2016..     $1.93       $2.14         28,912
                  2015..     $2.18       $1.93         19,052
                  2014..     $2.27       $2.18         19,931
                  2013..     $1.47       $2.27         20,133
                  2012..     $1.35       $1.47         20,345
                  2011..     $1.48       $1.35         15,364
                  2010..     $1.08       $1.48             --
                  2009..     $0.78       $1.08             --
                  2008..     $1.53       $0.78             --
                IVY VIP MID CAP GROWTH SUB-ACCOUNT(W):
                  2017..     $2.22       $2.76         33,410
                  2016..     $2.14       $2.22         50,279
                  2015..     $2.32       $2.14         46,963
                  2014..     $2.20       $2.32         48,004
                  2013..     $1.73       $2.20         49,977
                  2012..     $1.56       $1.73         53,093
                  2011..     $1.61       $1.56         37,091
                  2010..     $1.25       $1.61         19,244
                  2009..     $0.87       $1.25          8,071
                  2008..     $1.40       $0.87             --





                         UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                         BEGINNING OF  AT END OF  OUTSTANDING AT
                            PERIOD       PERIOD    END OF PERIOD
                         ------------- ---------- ---------------
                IVY VIP NATURAL RESOURCES SUB-ACCOUNT(W)(Y):
                  2017.      $0.99       $0.99        13,551
                  2016.      $0.81       $0.99        17,329
                  2015.      $1.07       $0.81        16,470
                  2014.      $1.26       $1.07        17,943
                  2013.      $1.20       $1.26        18,133
                  2012.      $1.20       $1.20        17,239
                  2011.      $1.56       $1.20        12,847
                  2010.      $1.37       $1.56         7,190
                  2009.      $0.81       $1.37        12,051
                  2008.      $2.14       $0.81            --
                IVY VIP PATHFINDER MODERATE -- MANAGED VOLATILITY
                 SUB-ACCOUNT(G)(W):
                  2017..     $1.03       $1.14            --
                  2016..     $1.03       $1.03            --
                  2015..     $1.06       $1.03            --
                  2014..     $1.04       $1.06            --
                  2013..     $1.00       $1.04            --
                IVY VIP PATHFINDER MODERATELY AGGRESSIVE --
                 MANAGED VOLATILITY SUB-ACCOUNT(G)(W):
                  2017..     $1.04       $1.17            --
                  2016..     $1.04       $1.04            --
                  2015..     $1.07       $1.04            --
                  2014..     $1.05       $1.07            --
                  2013..     $1.00       $1.05            --
                IVY VIP PATHFINDER MODERATELY CONSERVATIVE --
                 MANAGED VOLATILITY SUB-ACCOUNT(G)(W):
                  2017..     $1.00       $1.10            --
                  2016..     $1.02       $1.00            --
                  2015..     $1.04       $1.02            --
                  2014..     $1.04       $1.04            --
                  2013..     $1.00       $1.04            --
                IVY VIP SCIENCE AND TECHNOLOGY SUB-ACCOUNT(W):
                  2017..     $2.99       $3.86        17,580
                  2016..     $3.01       $2.99        18,205
                  2015..     $3.17       $3.01        15,559
                  2014..     $3.15       $3.17        15,982
                  2013..     $2.06       $3.15        16,302
                  2012..     $1.65       $2.06        15,845
                  2011..     $1.79       $1.65        16,013
                  2010..     $1.62       $1.79            --
                  2009..     $1.15       $1.62         8,123
                  2008..     $1.78       $1.15            --
                IVY VIP SMALL CAP CORE SUB-ACCOUNT(W)(Z):
                  2017..     $2.41       $2.68        23,266
                  2016..     $1.92       $2.41        36,458
                  2015..     $2.08       $1.92        35,253
                  2014..     $1.98       $2.08        35,905
                  2013..     $1.52       $1.98        37,572
                  2012..     $1.31       $1.52        41,220
                  2011..     $1.54       $1.31        44,994
                  2010..     $1.24       $1.54        33,642
                  2009..     $0.98       $1.24        46,412
                  2008..     $1.36       $0.98        42,298

2.25% Variable Account Charge Continued



                         UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                         BEGINNING OF  AT END OF  OUTSTANDING AT
                            PERIOD       PERIOD    END OF PERIOD
                         ------------- ---------- ---------------
                IVY VIP VALUE SUB-ACCOUNT(W):
                  2017.      $2.01       $2.21            --
                  2016.      $1.85       $2.01         6,749
                  2015.      $1.97       $1.85         7,039
                  2014.      $1.82       $1.97         8,290
                  2013.      $1.37       $1.82         9,275
                  2012.      $1.18       $1.37         5,468
                  2011.      $1.30       $1.18            --
                  2010.      $1.12       $1.30            --
                  2009.      $0.91       $1.12        11,551
                  2008.      $1.40       $0.91            --
                JANUS HENDERSON BALANCED SUB-ACCOUNT(AC):
                  2017.      $1.95       $2.26            --
                  2016.      $1.92       $1.95            --
                  2015.      $1.95       $1.92            --
                  2014.      $1.84       $1.95            --
                  2013.      $1.57       $1.84            --
                  2012.      $1.42       $1.57            --
                  2011.      $1.43       $1.42            --
                  2010.      $1.36       $1.43            --
                  2009.      $1.10       $1.36            --
                  2008.      $1.34       $1.10            --
                JANUS HENDERSON FLEXIBLE BOND SUB-ACCOUNT(N)(AD):
                  2017..     $0.97       $0.98            --
                  2016..     $0.97       $0.97            --
                  2015..     $1.00       $0.97            --
                JANUS HENDERSON FORTY SUB-ACCOUNT(AE):
                  2017..     $2.49       $3.16            --
                  2016..     $2.50       $2.49            --
                  2015..     $2.28       $2.50            --
                  2014..     $2.15       $2.28         1,361
                  2013..     $1.68       $2.15         1,559
                  2012..     $1.39       $1.68         7,581
                  2011..     $1.53       $1.39         2,446
                  2010..     $1.47       $1.53            --
                  2009..     $1.03       $1.47            --
                  2008..     $1.88       $1.03            --
                JANUS HENDERSON MID CAP VALUE SUB-ACCOUNT(AF):
                  2017..     $1.43       $1.59        47,169
                  2016..     $1.23       $1.43        47,837
                  2015..     $1.31       $1.23        46,742
                  2014..     $1.23       $1.31        47,769
                  2013..     $1.00       $1.23        48,612
                  2012..     $0.93       $1.00        49,488
                  2011..     $0.98       $0.93        30,667
                  2010..     $0.87       $0.98        30,994
                  2009..     $0.67       $0.87            --
                  2008..     $0.95       $0.67            --





                         UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                         BEGINNING OF  AT END OF  OUTSTANDING AT
                            PERIOD       PERIOD    END OF PERIOD
                         ------------- ---------- ---------------
                JANUS HENDERSON OVERSEAS SUB-ACCOUNT(AG):
                  2017.      $1.61       $2.06         1,047
                  2016.      $1.77       $1.61         3,768
                  2015.      $1.98       $1.77        19,181
                  2014.      $2.31       $1.98        15,032
                  2013.      $2.06       $2.31        14,440
                  2012.      $1.87       $2.06        20,796
                  2011.      $2.82       $1.87        13,230
                  2010.      $2.31       $2.82        19,217
                  2009.      $1.32       $2.31        27,702
                  2008.      $2.82       $1.32        22,156
                MFS(R) MID CAP GROWTH SERIES SUB-ACCOUNT:
                  2017.      $1.61       $2.00            --
                  2016.      $1.58       $1.61            --
                  2015.      $1.54       $1.58            --
                  2014.      $1.45       $1.54            --
                  2013.      $1.08       $1.45            --
                  2012.      $0.95       $1.08            --
                  2011.      $1.04       $0.95            --
                  2010.      $0.82       $1.04            --
                  2009.      $0.59       $0.82            --
                  2008.      $1.26       $0.59            --
                MFS(R) VIT II INTERNATIONAL VALUE SUB-ACCOUNT(N):
                  2017..     $0.97       $1.21            --
                  2016..     $0.96       $0.97            --
                  2015..     $1.00       $0.96            --
                MORGAN STANLEY VIF EMERGING MARKETS EQUITY
                 SUB-ACCOUNT(AA):
                  2017..     $0.61       $0.80        45,953
                  2016..     $0.58       $0.61        49,533
                  2015..     $0.67       $0.58        46,364
                  2014..     $0.72       $0.67        55,589
                  2013..     $0.74       $0.72        54,529
                  2012..     $0.63       $0.74        52,840
                  2011..     $0.79       $0.63        40,745
                  2010..     $0.68       $0.79        25,853
                  2009..     $0.41       $0.68        15,103
                  2008..     $0.97       $0.41            --
                MORNINGSTAR AGGRESSIVE GROWTH ETF ASSET ALLOCATION
                 SUB-ACCOUNT(R):
                  2017..     $1.03       $1.20            --
                  2016..     $0.95       $1.03            --
                  2015..     $1.00       $0.95            --
                  2014..     $0.97       $1.00            --
                  2013..     $0.84       $0.97            --
                  2012..     $0.76       $0.84            --
                  2011..     $0.81       $0.76            --
                  2010..     $0.72       $0.81            --
                  2009..     $0.58       $0.72            --
                  2008..     $0.94       $0.58            --

2.25% Variable Account Charge Continued



                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------
                MORNINGSTAR BALANCED ETF ASSET ALLOCATION
                 SUB-ACCOUNT(S):
                  2017.     $1.09       $1.21        73,325
                  2016.     $1.03       $1.09        77,734
                  2015.     $1.08       $1.03        71,305
                  2014.     $1.06       $1.08        72,059
                  2013.     $0.96       $1.06        91,689
                  2012.     $0.89       $0.96        93,749
                  2011.     $0.92       $0.89        74,366
                  2010.     $0.84       $0.92        75,150
                  2009.     $0.72       $0.84            --
                  2008.     $0.97       $0.72            --
                MORNINGSTAR CONSERVATIVE ETF ASSET ALLOCATION
                 SUB-ACCOUNT(T):
                  2017.     $1.05       $1.09            --
                  2016.     $1.03       $1.05         4,654
                  2015.     $1.07       $1.03         5,164
                  2014.     $1.06       $1.07         6,081
                  2013.     $1.06       $1.06         6,882
                  2012.     $1.03       $1.06        11,094
                  2011.     $1.02       $1.03        96,086
                  2010.     $0.97       $1.02        89,319
                  2009.     $0.93       $0.97        40,062
                  2008.     $1.01       $0.93            --
                MORNINGSTAR GROWTH ETF ASSET ALLOCATION
                 SUB-ACCOUNT(U):
                  2017.     $1.07       $1.22            --
                  2016.     $0.99       $1.07            --
                  2015.     $1.04       $0.99            --
                  2014.     $1.02       $1.04            --
                  2013.     $0.89       $1.02            --
                  2012.     $0.81       $0.89            --
                  2011.     $0.86       $0.81            --
                  2010.     $0.77       $0.86            --
                  2009.     $0.63       $0.77            --
                  2008.     $0.95       $0.63            --
                MORNINGSTAR INCOME AND GROWTH ETF ASSET
                 ALLOCATION SUB-ACCOUNT(V):
                  2017.     $1.07       $1.15        75,889
                  2016.     $1.03       $1.07        71,325
                  2015.     $1.07       $1.03        65,425
                  2014.     $1.06       $1.07        72,087
                  2013.     $1.01       $1.06        91,450
                  2012.     $0.95       $1.01        93,698
                  2011.     $0.97       $0.95        76,539
                  2010.     $0.90       $0.97        68,954
                  2009.     $0.82       $0.90            --
                  2008.     $0.99       $0.82            --





                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------
                NEUBERGER BERMAN AMT SOCIALLY RESPONSIVE
                 SUB-ACCOUNT:
                  2017.     $1.36       $1.57             --
                  2016.     $1.27       $1.36             --
                  2015.     $1.30       $1.27             --
                  2014.     $1.21       $1.30             --
                  2013.     $0.90       $1.21             --
                  2012.     $0.83       $0.90             --
                  2011.     $0.88       $0.83             --
                  2010.     $0.73       $0.88             --
                  2009.     $0.57       $0.73             --
                  2008.     $0.96       $0.57             --
                OPPENHEIMER INTERNATIONAL GROWTH/VA SUB-ACCOUNT:
                  2017.     $1.87       $2.32             --
                  2016.     $1.97       $1.87             --
                  2015.     $1.95       $1.97             --
                  2014.     $2.15       $1.95             --
                  2013.     $1.75       $2.15             --
                  2012.     $1.47       $1.75             --
                  2011.     $1.63       $1.47             --
                  2010.     $1.45       $1.63             --
                  2009.     $1.07       $1.45             --
                  2008.     $1.92       $1.07             --
                OPPENHEIMER MAIN STREET SMALL CAP(R)/VA
                 SUB-ACCOUNT:
                  2017.     $1.54       $1.71             --
                  2016.     $1.34       $1.54             --
                  2015.     $1.46       $1.34             --
                  2014.     $1.33       $1.46          2,473
                  2013.     $0.97       $1.33          2,755
                  2012.     $0.84       $0.97          3,762
                  2011.     $0.88       $0.84          4,946
                  2010.     $0.73       $0.88             --
                  2009.     $0.55       $0.73             --
                  2008.     $0.90       $0.55             --
                PIMCO VIT GLOBAL DIVERSIFIED ALLOCATION
                 SUB-ACCOUNT(F):
                  2017.     $1.04       $1.19             --
                  2016.     $0.99       $1.04             --
                  2015.     $1.07       $0.99             --
                  2014.     $1.04       $1.07             --
                  2013.     $1.00       $1.04             --
                PIMCO VIT LOW DURATION SUB-ACCOUNT(B):
                  2017.     $0.96       $0.95        184,695
                  2016.     $0.97       $0.96        213,604
                  2015.     $0.99       $0.97        186,196
                  2014.     $1.01       $0.99        194,784
                  2013.     $1.03       $1.01        197,963
                  2012.     $1.00       $1.03        192,314
                  2011.     $1.01       $1.00        175,040
                  2010.     $1.00       $1.01         56,587

2.25% Variable Account Charge Continued



                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------
                PIMCO VIT TOTAL RETURN SUB-ACCOUNT(B):
                  2017.     $1.07       $1.09        260,984
                  2016.     $1.06       $1.07        319,757
                  2015.     $1.08       $1.06        304,691
                  2014.     $1.06       $1.08        320,927
                  2013.     $1.11       $1.06        308,185
                  2012.     $1.04       $1.11        296,190
                  2011.     $1.03       $1.04        226,216
                  2010.     $1.00       $1.03        131,273
                PUTNAM VT EQUITY INCOME SUB-ACCOUNT(A)(AB):
                  2017.     $1.76       $2.05             --
                  2016.     $1.59       $1.76             --
                  2015.     $1.67       $1.59             --
                  2014.     $1.52       $1.67             --
                  2013.     $1.17       $1.52             --
                  2012.     $1.01       $1.17             --
                  2011.     $1.01       $1.01             --
                  2010.     $0.92       $1.01             --
                  2009.     $0.73       $0.92             --
                  2008.     $1.34       $0.73             --
                PUTNAM VT GROWTH OPPORTUNITIES SUB-ACCOUNT(X):
                  2017.     $1.68       $2.15             --
                  2016.     $1.68       $1.68             --
                  2015.     $1.83       $1.68             --
                  2014.     $1.70       $1.83             --
                  2013.     $1.21       $1.70             --
                  2012.     $1.09       $1.21             --
                  2011.     $1.35       $1.09             --
                  2010.     $1.14       $1.35             --
                  2009.     $0.71       $1.14             --
                  2008.     $1.16       $0.71             --
                PUTNAM VT INTERNATIONAL EQUITY SUB-ACCOUNT:
                  2017.     $1.31       $1.63             --
                  2016.     $1.38       $1.31             --
                  2015.     $1.41       $1.38             --
                  2014.     $1.54       $1.41             --
                  2013.     $1.23       $1.54             --
                  2012.     $1.03       $1.23             --
                  2011.     $1.27       $1.03             --
                  2010.     $1.18       $1.27             --
                  2009.     $0.97       $1.18             --
                  2008.     $1.77       $0.97             --
                PUTNAM VT SUSTAINABLE LEADERS SUB-ACCOUNT(AI):
                  2017.     $1.92       $2.42             --
                  2016.     $1.82       $1.92             --
                  2015.     $1.87       $1.82             --
                  2014.     $1.68       $1.87             --
                  2013.     $1.26       $1.68             --
                  2012.     $1.10       $1.26             --
                  2011.     $1.19       $1.10             --
                  2010.     $1.02       $1.19             --
                  2009.     $0.79       $1.02             --
                  2008.     $1.31       $0.79             --





                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------
                SFT ADVANTUS BOND SUB-ACCOUNT:
                  2017.     $1.22       $1.25         75,787
                  2016.     $1.19       $1.22         84,706
                  2015.     $1.22       $1.19        136,675
                  2014.     $1.17       $1.22        137,029
                  2013.     $1.21       $1.17        139,189
                  2012.     $1.15       $1.21        130,471
                  2011.     $1.09       $1.15        113,942
                  2010.     $1.02       $1.09        213,107
                  2009.     $0.90       $1.02        168,711
                  2008.     $1.07       $0.90        188,405
                SFT ADVANTUS DYNAMIC MANAGED VOLATILITY
                 SUB-ACCOUNT(F)(P):
                  2017.     $1.12       $1.30             --
                  2016.     $1.06       $1.12             --
                  2015.     $1.12       $1.06             --
                  2014.     $1.06       $1.12             --
                  2013.     $1.00       $1.06             --
                SFT ADVANTUS GOVERNMENT MONEY MARKET
                 SUB-ACCOUNT(Q):
                  2017.     $0.86       $0.84          8,562
                  2016.     $0.88       $0.86          8,902
                  2015.     $0.90       $0.88         18,720
                  2014.     $0.92       $0.90         18,077
                  2013.     $0.94       $0.92         17,633
                  2012.     $0.96       $0.94         17,867
                  2011.     $0.98       $0.96         14,825
                  2010.     $1.00       $0.98         45,577
                  2009.     $1.02       $1.00        129,975
                  2008.     $1.03       $1.02         45,863
                SFT ADVANTUS INDEX 400 MID-CAP SUB-ACCOUNT:
                  2017.     $2.58       $2.91         64,125
                  2016.     $2.20       $2.58         67,919
                  2015.     $2.31       $2.20         61,616
                  2014.     $2.16       $2.31         62,630
                  2013.     $1.66       $2.16         64,593
                  2012.     $1.45       $1.66         68,241
                  2011.     $1.52       $1.45         69,204
                  2010.     $1.23       $1.52         74,996
                  2009.     $0.92       $1.23         46,823
                  2008.     $1.49       $0.92         46,135
                SFT ADVANTUS INDEX 500 SUB-ACCOUNT:
                  2017.     $1.97       $2.33         26,581
                  2016.     $1.81       $1.97         26,581
                  2015.     $1.83       $1.81         20,719
                  2014.     $1.66       $1.83         24,141
                  2013.     $1.29       $1.66         25,030
                  2012.     $1.14       $1.29         25,972
                  2011.     $1.15       $1.14         27,705
                  2010.     $1.02       $1.15             --
                  2009.     $0.83       $1.02             --
                  2008.     $1.36       $0.83             --

2.25% Variable Account Charge Continued



                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------
                SFT ADVANTUS INTERNATIONAL BOND SUB-ACCOUNT:
                  2017.     $1.33       $1.32         61,596
                  2016.     $1.32       $1.33         73,189
                  2015.     $1.41       $1.32         78,872
                  2014.     $1.42       $1.41         79,693
                  2013.     $1.45       $1.42         81,414
                  2012.     $1.28       $1.45         78,969
                  2011.     $1.31       $1.28         99,823
                  2010.     $1.18       $1.31         70,642
                  2009.     $1.02       $1.18         21,897
                  2008.     $1.00       $1.02         99,343
                SFT ADVANTUS MANAGED VOLATILITY EQUITY
                 SUB-ACCOUNT(O):
                  2017.     $1.02       $1.16             --
                  2016.     $1.00       $1.02             --
                  2015.     $1.00       $1.00             --
                SFT ADVANTUS MORTGAGE SECURITIES SUB-ACCOUNT:
                  2017.     $1.06       $1.05         16,375
                  2016.     $1.07       $1.06         15,775
                  2015.     $1.06       $1.07         29,395
                  2014.     $1.02       $1.06         30,318
                  2013.     $1.07       $1.02         30,973
                  2012.     $1.06       $1.07         29,789
                  2011.     $1.01       $1.06         27,409
                  2010.     $0.97       $1.01         28,945
                  2009.     $0.92       $0.97         25,941
                  2008.     $1.08       $0.92         12,866
                SFT ADVANTUS REAL ESTATE SECURITIES SUB-ACCOUNT:
                  2017.     $2.42       $2.50         33,980
                  2016.     $2.37       $2.42         38,378
                  2015.     $2.31       $2.37         29,583
                  2014.     $1.81       $2.31         31,818
                  2013.     $1.83       $1.81         34,361
                  2012.     $1.59       $1.83         29,859
                  2011.     $1.54       $1.59         24,885
                  2010.     $1.22       $1.54         56,149
                  2009.     $1.00       $1.22         25,848
                  2008.     $1.61       $1.00         16,831
                SFT IVY/SM/ GROWTH SUB-ACCOUNT(H)(I):
                  2017.     $2.05       $2.59        156,411
                  2016.     $2.08       $2.05        167,834
                  2015.     $1.99       $2.08        168,680
                  2014.     $1.80       $1.99        176,375
                SFT IVY/SM/ SMALL CAP GROWTH SUB-ACCOUNT(H)(J):
                  2017.     $2.05       $2.52         23,329
                  2016.     $1.73       $2.05         37,343
                  2015.     $1.84       $1.73         38,809
                  2014.     $1.73       $1.84         41,558
                SFT T. ROWE PRICE VALUE SUB-ACCOUNT(H)(L):
                  2017.     $2.19       $2.55        171,203
                  2016.     $2.03       $2.19        182,676
                  2015.     $2.12       $2.03        165,070
                  2014.     $1.98       $2.12        169,763





                         UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                         BEGINNING OF  AT END OF  OUTSTANDING AT
                            PERIOD       PERIOD    END OF PERIOD
                         ------------- ---------- ---------------
                SFT WELLINGTON CORE EQUITY SUB-ACCOUNT(H)(K)(AH):
                  2017..     $2.22       $2.63         5,539
                  2016..     $2.16       $2.22        10,778
                  2015..     $2.19       $2.16         9,148
                  2014..     $2.00       $2.19        11,896
                TEMPLETON DEVELOPING MARKETS VIP SUB-ACCOUNT:
                  2017..     $1.68       $2.31        14,612
                  2016..     $1.46       $1.68        16,199
                  2015..     $1.86       $1.46        10,917
                  2014..     $2.08       $1.86        11,244
                  2013..     $2.15       $2.08        11,525
                  2012..     $1.94       $2.15        11,646
                  2011..     $2.36       $1.94        10,063
                  2010..     $2.05       $2.36            --
                  2009..     $1.22       $2.05         2,955
                  2008..     $2.63       $1.22            --
                TOPS(R) MANAGED RISK BALANCED ETF SUB-ACCOUNT(E):
                  2017..     $1.05       $1.13            --
                  2016..     $1.01       $1.05            --
                  2015..     $1.08       $1.01            --
                  2014..     $1.07       $1.08            --
                  2013..     $1.01       $1.07        25,652
                  2012..     $1.00       $1.01        27,013
                TOPS(R) MANAGED RISK FLEX ETF SUB-ACCOUNT(G):
                  2017..     $0.98       $1.07            --
                  2016..     $0.95       $0.98            --
                  2015..     $1.03       $0.95            --
                  2014..     $1.03       $1.03            --
                  2013..     $1.00       $1.03            --
                TOPS(R) MANAGED RISK GROWTH ETF SUB-ACCOUNT(E):
                  2017..     $1.04       $1.20            --
                  2016..     $1.01       $1.04         4,521
                  2015..     $1.13       $1.01        30,418
                  2014..     $1.14       $1.13        33,400
                  2013..     $1.01       $1.14        26,012
                  2012..     $1.00       $1.01        27,390
                TOPS(R) MANAGED RISK MODERATE GROWTH ETF
                 SUB-ACCOUNT(E):
                  2017..     $1.06       $1.19            --
                  2016..     $1.02       $1.06         4,489
                  2015..     $1.12       $1.02         5,225
                  2014..     $1.11       $1.12         6,154
                  2013..     $1.01       $1.11         6,885
                  2012..     $1.00       $1.01         6,957



2.30% Variable Account Charge



                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------
                AB VPS DYNAMIC ASSET ALLOCATION SUB-ACCOUNT(F):
                  2017.     $1.03       $1.15          --
                  2016.     $1.02       $1.03          --
                  2015.     $1.06       $1.02          --
                  2014.     $1.04       $1.06          --
                  2013.     $1.00       $1.04          --

2.30% Variable Account Charge Continued



                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------
                AB VPS INTERNATIONAL VALUE SUB-ACCOUNT:
                  2017.     $0.52       $0.64            --
                  2016.     $0.54       $0.52            --
                  2015.     $0.54       $0.54            --
                  2014.     $0.59       $0.54            --
                  2013.     $0.49       $0.59            --
                  2012.     $0.44       $0.49            --
                  2011.     $0.56       $0.44            --
                  2010.     $0.55       $0.56            --
                  2009.     $0.42       $0.55            --
                  2008.     $0.92       $0.42            --
                AMERICAN CENTURY VP INCOME & GROWTH
                 SUB-ACCOUNT:
                  2017.     $1.81       $2.13            --
                  2016.     $1.64       $1.81            --
                  2015.     $1.78       $1.64            --
                  2014.     $1.62       $1.78            --
                  2013.     $1.23       $1.62            --
                  2012.     $1.10       $1.23            --
                  2011.     $1.09       $1.10            --
                  2010.     $0.98       $1.09            --
                  2009.     $0.85       $0.98            --
                  2008.     $1.33       $0.85            --
                AMERICAN CENTURY VP INFLATION PROTECTION
                 SUB-ACCOUNT:
                  2017.     $1.12       $1.13            --
                  2016.     $1.10       $1.12            --
                  2015.     $1.15       $1.10            --
                  2014.     $1.14       $1.15            --
                  2013.     $1.27       $1.14        10,363
                  2012.     $1.21       $1.27        25,289
                  2011.     $1.11       $1.21         6,948
                  2010.     $1.08       $1.11         6,323
                  2009.     $1.01       $1.08            --
                  2008.     $1.05       $1.01            --
                AMERICAN FUNDS IS GLOBAL BOND SUB-ACCOUNT(C):
                  2017.     $0.91       $0.95            --
                  2016.     $0.91       $0.91            --
                  2015.     $0.97       $0.91            --
                  2014.     $0.97       $0.97            --
                  2013.     $1.02       $0.97            --
                  2012.     $0.99       $1.02            --
                  2011.     $1.00       $0.99            --
                AMERICAN FUNDS IS GLOBAL GROWTH SUB-ACCOUNT(C):
                  2017.     $1.28       $1.64            --
                  2016.     $1.30       $1.28            --
                  2015.     $1.24       $1.30            --
                  2014.     $1.25       $1.24            --
                  2013.     $0.99       $1.25            --
                  2012.     $0.82       $0.99            --
                  2011.     $1.00       $0.82            --





                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------
                AMERICAN FUNDS IS GLOBAL SMALL CAPITALIZATION
                 SUB-ACCOUNT(C):
                  2017.     $1.07       $1.32         1,924
                  2016.     $1.07       $1.07         1,924
                  2015.     $1.10       $1.07            --
                  2014.     $1.10       $1.10            --
                  2013.     $0.88       $1.10            --
                  2012.     $0.76       $0.88            --
                  2011.     $1.00       $0.76            --
                AMERICAN FUNDS IS GROWTH SUB-ACCOUNT(C):
                  2017.     $1.50       $1.88            --
                  2016.     $1.40       $1.50            --
                  2015.     $1.34       $1.40            --
                  2014.     $1.26       $1.34            --
                  2013.     $0.99       $1.26            --
                  2012.     $0.86       $0.99            --
                  2011.     $1.00       $0.86            --
                AMERICAN FUNDS IS GROWTH-INCOME SUB-ACCOUNT(C):
                  2017.     $1.58       $1.89            --
                  2016.     $1.45       $1.58            --
                  2015.     $1.46       $1.45            --
                  2014.     $1.35       $1.46            --
                  2013.     $1.03       $1.35            --
                  2012.     $0.90       $1.03            --
                  2011.     $1.00       $0.90            --
                AMERICAN FUNDS IS INTERNATIONAL SUB-ACCOUNT(C):
                  2017.     $0.95       $1.23            --
                  2016.     $0.94       $0.95            --
                  2015.     $1.01       $0.94            --
                  2014.     $1.06       $1.01            --
                  2013.     $0.89       $1.06            --
                  2012.     $0.78       $0.89            --
                  2011.     $1.00       $0.78            --
                AMERICAN FUNDS IS NEW WORLD(R) SUB-ACCOUNT(C):
                  2017.     $0.89       $1.12            --
                  2016.     $0.86       $0.89            --
                  2015.     $0.91       $0.86            --
                  2014.     $1.01       $0.91            --
                  2013.     $0.93       $1.01            --
                  2012.     $0.81       $0.93            --
                  2011.     $1.00       $0.81            --
                AMERICAN FUNDS IS U.S. GOVERNMENT/AAA-RATED
                 SECURITIES SUB-ACCOUNT(C):
                  2017.     $1.00       $0.99            --
                  2016.     $1.01       $1.00            --
                  2015.     $1.01       $1.01            --
                  2014.     $0.99       $1.01            --
                  2013.     $1.04       $0.99            --
                  2012.     $1.05       $1.04            --
                  2011.     $1.00       $1.05            --
                CLEARBRIDGE VARIABLE SMALL CAP GROWTH
                 SUB-ACCOUNT(N):
                  2017.     $0.98       $1.18            --
                  2016.     $0.95       $0.98            --
                  2015.     $1.00       $0.95            --

2.30% Variable Account Charge Continued



                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------
                FIDELITY(R) VIP FUNDS EQUITY-INCOME SUB-ACCOUNT:
                  2017.     $1.80       $1.98          8,629
                  2016.     $1.57       $1.80         10,227
                  2015.     $1.67       $1.57         11,228
                  2014.     $1.58       $1.67         14,313
                  2013.     $1.26       $1.58         44,474
                  2012.     $1.11       $1.26         69,529
                  2011.     $1.12       $1.11         80,978
                  2010.     $1.00       $1.12        101,624
                  2009.     $0.79       $1.00        103,552
                  2008.     $1.41       $0.79        103,588
                FIDELITY(R) VIP FUNDS MID CAP SUB-ACCOUNT:
                  2017.     $2.73       $3.21         13,788
                  2016.     $2.49       $2.73         13,883
                  2015.     $2.59       $2.49          9,978
                  2014.     $2.50       $2.59         10,359
                  2013.     $1.88       $2.50         10,565
                  2012.     $1.68       $1.88         26,474
                  2011.     $1.93       $1.68         49,173
                  2010.     $1.54       $1.93         51,475
                  2009.     $1.13       $1.54         54,410
                  2008.     $1.91       $1.13         55,105
                FRANKLIN MUTUAL SHARES VIP SUB-ACCOUNT:
                  2017.     $1.84       $1.95             53
                  2016.     $1.62       $1.84             54
                  2015.     $1.75       $1.62             43
                  2014.     $1.67       $1.75             45
                  2013.     $1.33       $1.67             46
                  2012.     $1.19       $1.33             48
                  2011.     $1.23       $1.19             50
                  2010.     $1.13       $1.23          2,562
                  2009.     $0.92       $1.13          2,491
                  2008.     $1.50       $0.92          2,423
                FRANKLIN SMALL CAP VALUE VIP SUB-ACCOUNT:
                  2017.     $1.54       $1.67             --
                  2016.     $1.21       $1.54             --
                  2015.     $1.34       $1.21             --
                  2014.     $1.36       $1.34             --
                  2013.     $1.02       $1.36             --
                  2012.     $0.88       $1.02             --
                  2011.     $0.94       $0.88             --
                  2010.     $0.75       $0.94             --
                  2009.     $0.59       $0.75             --
                  2008.     $0.91       $0.59             --
                FRANKLIN SMALL-MID CAP GROWTH VIP SUB-ACCOUNT:
                  2017.     $1.85       $2.19             --
                  2016.     $1.82       $1.85             --
                  2015.     $1.91       $1.82             --
                  2014.     $1.82       $1.91             --
                  2013.     $1.35       $1.82             --
                  2012.     $1.24       $1.35             --
                  2011.     $1.34       $1.24             --
                  2010.     $1.07       $1.34             --
                  2009.     $0.76       $1.07             --
                  2008.     $1.36       $0.76             --





                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------
                GOLDMAN SACHS VIT GLOBAL TRENDS ALLOCATION
                 SUB-ACCOUNT(F):
                  2017.     $0.99       $1.09            --
                  2016.     $0.97       $0.99            --
                  2015.     $1.05       $0.97            --
                  2014.     $1.03       $1.05            --
                  2013.     $1.00       $1.03            --
                GOLDMAN SACHS VIT HIGH QUALITY FLOATING RATE
                 SUB-ACCOUNT(B):
                  2017.     $0.97       $0.97            --
                  2016.     $0.99       $0.97            --
                  2015.     $1.01       $0.99            --
                  2014.     $1.04       $1.01            --
                  2013.     $1.06       $1.04            --
                  2012.     $1.05       $1.06        16,859
                  2011.     $1.01       $1.05            --
                  2010.     $1.00       $1.01            --
                INVESCO V.I. AMERICAN VALUE SUB-ACCOUNT:
                  2017.     $1.38       $1.48            --
                  2016.     $1.23       $1.38            --
                  2015.     $1.39       $1.23            --
                  2014.     $1.30       $1.39            --
                  2013.     $0.99       $1.30            --
                  2012.     $0.87       $0.99            --
                  2011.     $0.88       $0.87            --
                  2010.     $0.74       $0.88            --
                  2009.     $0.54       $0.74            --
                  2008.     $0.95       $0.54            --
                INVESCO V.I. COMSTOCK SUB-ACCOUNT:
                  2017.     $1.99       $2.29            --
                  2016.     $1.74       $1.99            --
                  2015.     $1.90       $1.74            --
                  2014.     $1.78       $1.90            --
                  2013.     $1.34       $1.78            --
                  2012.     $1.16       $1.34         7,401
                  2011.     $1.21       $1.16            --
                  2010.     $1.07       $1.21            --
                  2009.     $0.85       $1.07            --
                  2008.     $1.36       $0.85            --
                INVESCO V.I. EQUITY AND INCOME SUB-ACCOUNT(D):
                  2017.     $1.45       $1.57            --
                  2016.     $1.29       $1.45            --
                  2015.     $1.36       $1.29            --
                  2014.     $1.28       $1.36            --
                  2013.     $1.04       $1.28            --
                  2012.     $0.95       $1.04            --
                  2011.     $0.99       $0.95            --
                  2010.     $0.94       $0.99            --
                  2009.     $0.72       $0.94            --
                  2008.     $1.20       $0.72            --

2.30% Variable Account Charge Continued



                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------
                INVESCO V.I. GROWTH AND INCOME SUB-ACCOUNT:
                  2017.     $2.14       $2.38            --
                  2016.     $1.83       $2.14            --
                  2015.     $1.94       $1.83            --
                  2014.     $1.80       $1.94            --
                  2013.     $1.38       $1.80            --
                  2012.     $1.24       $1.38            --
                  2011.     $1.29       $1.24            --
                  2010.     $1.18       $1.29            --
                  2009.     $0.97       $1.18            --
                  2008.     $1.47       $0.97            --
                INVESCO V.I. SMALL CAP EQUITY SUB-ACCOUNT:
                  2017.     $1.32       $1.47            --
                  2016.     $1.21       $1.32            --
                  2015.     $1.31       $1.21            --
                  2014.     $1.31       $1.31            --
                  2013.     $0.98       $1.31            --
                  2012.     $0.88       $0.98            --
                  2011.     $0.91       $0.88            --
                  2010.     $0.73       $0.91            --
                  2009.     $0.62       $0.73            --
                  2008.     $0.92       $0.62            --
                IVY VIP ASSET STRATEGY SUB-ACCOUNT(W):
                  2017.     $2.25       $2.60        10,956
                  2016.     $2.36       $2.25        10,837
                  2015.     $2.64       $2.36        10,136
                  2014.     $2.85       $2.64        10,395
                  2013.     $2.33       $2.85        10,469
                  2012.     $2.00       $2.33        10,894
                  2011.     $2.21       $2.00        25,194
                  2010.     $2.08       $2.21        24,970
                  2009.     $1.70       $2.08        26,847
                  2008.     $2.34       $1.70        27,531
                IVY VIP BALANCED SUB-ACCOUNT(W):
                  2017.     $1.84       $2.00         6,301
                  2016.     $1.85       $1.84         5,343
                  2015.     $1.90       $1.85         4,204
                  2014.     $1.80       $1.90         4,221
                  2013.     $1.49       $1.80            --
                  2012.     $1.37       $1.49            --
                  2011.     $1.35       $1.37            --
                  2010.     $1.18       $1.35         2,605
                  2009.     $1.07       $1.18         2,581
                  2008.     $1.38       $1.07         2,557
                IVY VIP CORE EQUITY SUB-ACCOUNT(W):
                  2017.     $2.26       $2.67         4,908
                  2016.     $2.23       $2.26         4,623
                  2015.     $2.30       $2.23         2,251
                  2014.     $2.15       $2.30            --
                  2013.     $1.65       $2.15            --
                  2012.     $1.42       $1.65            --
                  2011.     $1.43       $1.42            --
                  2010.     $1.21       $1.43         3,199
                  2009.     $1.00       $1.21         9,463
                  2008.     $1.57       $1.00         8,841





                         UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                         BEGINNING OF  AT END OF  OUTSTANDING AT
                            PERIOD       PERIOD    END OF PERIOD
                         ------------- ---------- ---------------
                IVY VIP GLOBAL GROWTH SUB-ACCOUNT(W):
                  2017.      $1.73       $2.10            --
                  2016.      $1.82       $1.73            --
                  2015.      $1.80       $1.82            --
                  2014.      $1.83       $1.80            --
                  2013.      $1.57       $1.83         4,707
                  2012.      $1.36       $1.57         4,596
                  2011.      $1.50       $1.36         4,210
                  2010.      $1.34       $1.50         3,510
                  2009.      $1.08       $1.34            --
                  2008.      $1.91       $1.08            --
                IVY VIP HIGH INCOME SUB-ACCOUNT(F)(M)(W):
                  2017.      $1.06       $1.11         5,751
                  2016.      $0.93       $1.06         5,942
                  2015.      $1.02       $0.93         3,904
                  2014.      $1.03       $1.02         4,473
                  2013.      $1.00       $1.03            --
                IVY VIP INTERNATIONAL CORE EQUITY SUB-ACCOUNT(W):
                  2017..     $1.75       $2.11         7,371
                  2016..     $1.77       $1.75         8,269
                  2015..     $1.83       $1.77         6,607
                  2014..     $1.85       $1.83         7,797
                  2013..     $1.51       $1.85        19,983
                  2012..     $1.37       $1.51        32,228
                  2011..     $1.62       $1.37        24,577
                  2010..     $1.46       $1.62        39,221
                  2009..     $1.09       $1.46        43,875
                  2008..     $1.93       $1.09        47,766
                IVY VIP MICRO CAP GROWTH SUB-ACCOUNT(W):
                  2017..     $2.13       $2.26            --
                  2016..     $1.92       $2.13            --
                  2015..     $2.17       $1.92           676
                  2014..     $2.26       $2.17           684
                  2013..     $1.47       $2.26           691
                  2012..     $1.34       $1.47           699
                  2011..     $1.48       $1.34           707
                  2010..     $1.07       $1.48           715
                  2009..     $0.78       $1.07           723
                  2008..     $1.53       $0.78           731
                IVY VIP MID CAP GROWTH SUB-ACCOUNT(W):
                  2017..     $2.21       $2.74            --
                  2016..     $2.13       $2.21            --
                  2015..     $2.31       $2.13            --
                  2014..     $2.19       $2.31            --
                  2013..     $1.73       $2.19            --
                  2012..     $1.56       $1.73            --
                  2011..     $1.60       $1.56            --
                  2010..     $1.25       $1.60            --
                  2009..     $0.87       $1.25            --
                  2008..     $1.39       $0.87            --

2.30% Variable Account Charge Continued



                         UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                         BEGINNING OF  AT END OF  OUTSTANDING AT
                            PERIOD       PERIOD    END OF PERIOD
                         ------------- ---------- ---------------
                IVY VIP NATURAL RESOURCES SUB-ACCOUNT(W)(Y):
                  2017.      $0.98       $0.99         4,518
                  2016.      $0.81       $0.98         4,016
                  2015.      $1.07       $0.81         3,610
                  2014.      $1.26       $1.07         5,692
                  2013.      $1.19       $1.26         5,287
                  2012.      $1.20       $1.19         5,000
                  2011.      $1.56       $1.20         4,701
                  2010.      $1.36       $1.56         3,891
                  2009.      $0.80       $1.36         8,428
                  2008.      $2.13       $0.80         8,042
                IVY VIP PATHFINDER MODERATE -- MANAGED VOLATILITY
                 SUB-ACCOUNT(G)(W):
                  2017..     $1.03       $1.14            --
                  2016..     $1.03       $1.03            --
                  2015..     $1.06       $1.03            --
                  2014..     $1.04       $1.06            --
                  2013..     $1.00       $1.04            --
                IVY VIP PATHFINDER MODERATELY AGGRESSIVE --
                 MANAGED VOLATILITY SUB-ACCOUNT(G)(W):
                  2017..     $1.03       $1.17            --
                  2016..     $1.03       $1.03            --
                  2015..     $1.07       $1.03            --
                  2014..     $1.05       $1.07            --
                  2013..     $1.00       $1.05            --
                IVY VIP PATHFINDER MODERATELY CONSERVATIVE --
                 MANAGED VOLATILITY SUB-ACCOUNT(G)(W):
                  2017..     $1.00       $1.10            --
                  2016..     $1.01       $1.00            --
                  2015..     $1.04       $1.01            --
                  2014..     $1.04       $1.04            --
                  2013..     $1.00       $1.04            --
                IVY VIP SCIENCE AND TECHNOLOGY SUB-ACCOUNT(W):
                  2017..     $2.97       $3.83         1,591
                  2016..     $2.99       $2.97         1,699
                  2015..     $3.15       $2.99         1,268
                  2014..     $3.13       $3.15         1,190
                  2013..     $2.05       $3.13         1,110
                  2012..     $1.64       $2.05         1,346
                  2011..     $1.78       $1.64         1,323
                  2010..     $1.62       $1.78         1,169
                  2009..     $1.15       $1.62           155
                  2008..     $1.78       $1.15           164
                IVY VIP SMALL CAP CORE SUB-ACCOUNT(W)(Z):
                  2017..     $2.40       $2.67         3,258
                  2016..     $1.90       $2.40         3,664
                  2015..     $2.06       $1.90         4,193
                  2014..     $1.97       $2.06         4,931
                  2013..     $1.51       $1.97        11,988
                  2012..     $1.30       $1.51        13,876
                  2011..     $1.53       $1.30        15,326
                  2010..     $1.24       $1.53        21,364
                  2009..     $0.98       $1.24        27,719
                  2008..     $1.36       $0.98        28,371





                         UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                         BEGINNING OF  AT END OF  OUTSTANDING AT
                            PERIOD       PERIOD    END OF PERIOD
                         ------------- ---------- ---------------
                IVY VIP VALUE SUB-ACCOUNT(W):
                  2017.      $2.00       $2.20            --
                  2016.      $1.84       $2.00            --
                  2015.      $1.96       $1.84            --
                  2014.      $1.81       $1.96            --
                  2013.      $1.37       $1.81            --
                  2012.      $1.18       $1.37            --
                  2011.      $1.30       $1.18            --
                  2010.      $1.12       $1.30         1,734
                  2009.      $0.90       $1.12         5,014
                  2008.      $1.40       $0.90         4,915
                JANUS HENDERSON BALANCED SUB-ACCOUNT(AC):
                  2017.      $1.94       $2.24         9,276
                  2016.      $1.90       $1.94         8,533
                  2015.      $1.94       $1.90         6,401
                  2014.      $1.83       $1.94         3,212
                  2013.      $1.57       $1.83         3,060
                  2012.      $1.41       $1.57         2,922
                  2011.      $1.43       $1.41         2,704
                  2010.      $1.35       $1.43         2,333
                  2009.      $1.10       $1.35            --
                  2008.      $1.34       $1.10            --
                JANUS HENDERSON FLEXIBLE BOND SUB-ACCOUNT(N)(AD):
                  2017..     $0.97       $0.98            --
                  2016..     $0.97       $0.97            --
                  2015..     $1.00       $0.97            --
                JANUS HENDERSON FORTY SUB-ACCOUNT(AE):
                  2017..     $2.47       $3.14         9,066
                  2016..     $2.48       $2.47         8,975
                  2015..     $2.27       $2.48         7,446
                  2014..     $2.14       $2.27         5,853
                  2013..     $1.67       $2.14           742
                  2012..     $1.38       $1.67           750
                  2011..     $1.52       $1.38           758
                  2010..     $1.46       $1.52           767
                  2009..     $1.02       $1.46           775
                  2008..     $1.88       $1.02           784
                JANUS HENDERSON MID CAP VALUE SUB-ACCOUNT(AF):
                  2017..     $1.42       $1.58            --
                  2016..     $1.23       $1.42            --
                  2015..     $1.30       $1.23            --
                  2014..     $1.23       $1.30            --
                  2013..     $1.00       $1.23            --
                  2012..     $0.92       $1.00            --
                  2011..     $0.97       $0.92            --
                  2010..     $0.86       $0.97            --
                  2009..     $0.67       $0.86            --
                  2008..     $0.95       $0.67            --

2.30% Variable Account Charge Continued



                         UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                         BEGINNING OF  AT END OF  OUTSTANDING AT
                            PERIOD       PERIOD    END OF PERIOD
                         ------------- ---------- ---------------
                JANUS HENDERSON OVERSEAS SUB-ACCOUNT(AG):
                  2017.      $1.60       $2.05         2,506
                  2016.      $1.76       $1.60         3,145
                  2015.      $1.97       $1.76         2,833
                  2014.      $2.29       $1.97         4,302
                  2013.      $2.05       $2.29         9,913
                  2012.      $1.86       $2.05        10,783
                  2011.      $2.81       $1.86         9,165
                  2010.      $2.30       $2.81        10,934
                  2009.      $1.31       $2.30        14,320
                  2008.      $2.81       $1.31        17,282
                MFS(R) MID CAP GROWTH SERIES SUB-ACCOUNT:
                  2017.      $1.60       $1.98            --
                  2016.      $1.57       $1.60            --
                  2015.      $1.53       $1.57            --
                  2014.      $1.45       $1.53            --
                  2013.      $1.08       $1.45            --
                  2012.      $0.95       $1.08            --
                  2011.      $1.03       $0.95            --
                  2010.      $0.82       $1.03            --
                  2009.      $0.59       $0.82            --
                  2008.      $1.25       $0.59            --
                MFS(R) VIT II INTERNATIONAL VALUE SUB-ACCOUNT(N):
                  2017..     $0.97       $1.21            --
                  2016..     $0.96       $0.97            --
                  2015..     $1.00       $0.96            --
                MORGAN STANLEY VIF EMERGING MARKETS EQUITY
                 SUB-ACCOUNT(AA):
                  2017..     $0.61       $0.80            --
                  2016..     $0.58       $0.61            --
                  2015..     $0.67       $0.58            --
                  2014..     $0.71       $0.67            --
                  2013..     $0.74       $0.71            --
                  2012..     $0.63       $0.74            --
                  2011..     $0.79       $0.63            --
                  2010..     $0.68       $0.79            --
                  2009..     $0.41       $0.68            --
                  2008..     $0.97       $0.41            --
                MORNINGSTAR AGGRESSIVE GROWTH ETF ASSET ALLOCATION
                 SUB-ACCOUNT(R):
                  2017..     $1.02       $1.20            --
                  2016..     $0.94       $1.02            --
                  2015..     $0.99       $0.94            --
                  2014..     $0.97       $0.99            --
                  2013..     $0.84       $0.97            --
                  2012..     $0.75       $0.84            --
                  2011..     $0.81       $0.75            --
                  2010..     $0.72       $0.81            --
                  2009..     $0.58       $0.72            --
                  2008..     $0.94       $0.58            --





                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------
                MORNINGSTAR BALANCED ETF ASSET ALLOCATION
                 SUB-ACCOUNT(S):
                  2017.     $1.09       $1.21            --
                  2016.     $1.03       $1.09            --
                  2015.     $1.07       $1.03            --
                  2014.     $1.05       $1.07            --
                  2013.     $0.96       $1.05            --
                  2012.     $0.89       $0.96            --
                  2011.     $0.92       $0.89            --
                  2010.     $0.83       $0.92            --
                  2009.     $0.72       $0.83            --
                  2008.     $0.97       $0.72            --
                MORNINGSTAR CONSERVATIVE ETF ASSET ALLOCATION
                 SUB-ACCOUNT(T):
                  2017.     $1.05       $1.09            --
                  2016.     $1.03       $1.05            --
                  2015.     $1.06       $1.03        16,477
                  2014.     $1.06       $1.06        16,686
                  2013.     $1.06       $1.06        16,897
                  2012.     $1.03       $1.06        17,111
                  2011.     $1.02       $1.03        17,328
                  2010.     $0.97       $1.02        17,547
                  2009.     $0.93       $0.97        17,769
                  2008.     $1.01       $0.93        17,996
                MORNINGSTAR GROWTH ETF ASSET ALLOCATION
                 SUB-ACCOUNT(U):
                  2017.     $1.06       $1.22            --
                  2016.     $0.99       $1.06            --
                  2015.     $1.04       $0.99            --
                  2014.     $1.02       $1.04            --
                  2013.     $0.89       $1.02            --
                  2012.     $0.81       $0.89            --
                  2011.     $0.86       $0.81            --
                  2010.     $0.77       $0.86            --
                  2009.     $0.63       $0.77            --
                  2008.     $0.95       $0.63            --
                MORNINGSTAR INCOME AND GROWTH ETF ASSET
                 ALLOCATION SUB-ACCOUNT(V):
                  2017.     $1.06       $1.14            --
                  2016.     $1.02       $1.06            --
                  2015.     $1.06       $1.02            --
                  2014.     $1.05       $1.06            --
                  2013.     $1.00       $1.05            --
                  2012.     $0.95       $1.00            --
                  2011.     $0.96       $0.95            --
                  2010.     $0.90       $0.96            --
                  2009.     $0.82       $0.90            --
                  2008.     $0.99       $0.82            --

2.30% Variable Account Charge Continued



                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------
                NEUBERGER BERMAN AMT SOCIALLY RESPONSIVE
                 SUB-ACCOUNT:
                  2017.     $1.35       $1.56            --
                  2016.     $1.26       $1.35            --
                  2015.     $1.30       $1.26            --
                  2014.     $1.21       $1.30            --
                  2013.     $0.90       $1.21            --
                  2012.     $0.83       $0.90            --
                  2011.     $0.88       $0.83            --
                  2010.     $0.73       $0.88            --
                  2009.     $0.57       $0.73            --
                  2008.     $0.96       $0.57            --
                OPPENHEIMER INTERNATIONAL GROWTH/VA SUB-ACCOUNT:
                  2017.     $1.86       $2.30            --
                  2016.     $1.96       $1.86            --
                  2015.     $1.94       $1.96            --
                  2014.     $2.14       $1.94            --
                  2013.     $1.74       $2.14            --
                  2012.     $1.47       $1.74            --
                  2011.     $1.62       $1.47            --
                  2010.     $1.45       $1.62         2,049
                  2009.     $1.07       $1.45         5,988
                  2008.     $1.92       $1.07         6,350
                OPPENHEIMER MAIN STREET SMALL CAP(R)/VA
                 SUB-ACCOUNT:
                  2017.     $1.53       $1.70            --
                  2016.     $1.33       $1.53            --
                  2015.     $1.45       $1.33            --
                  2014.     $1.33       $1.45            --
                  2013.     $0.97       $1.33            --
                  2012.     $0.84       $0.97            --
                  2011.     $0.88       $0.84            --
                  2010.     $0.73       $0.88            --
                  2009.     $0.55       $0.73            --
                  2008.     $0.90       $0.55            --
                PIMCO VIT GLOBAL DIVERSIFIED ALLOCATION
                 SUB-ACCOUNT(F):
                  2017.     $1.04       $1.19            --
                  2016.     $0.99       $1.04            --
                  2015.     $1.07       $0.99            --
                  2014.     $1.04       $1.07            --
                  2013.     $1.00       $1.04            --
                PIMCO VIT LOW DURATION SUB-ACCOUNT(B):
                  2017.     $0.96       $0.95            --
                  2016.     $0.97       $0.96            --
                  2015.     $0.99       $0.97            --
                  2014.     $1.00       $0.99         4,132
                  2013.     $1.03       $1.00            --
                  2012.     $1.00       $1.03        17,637
                  2011.     $1.01       $1.00            --
                  2010.     $1.00       $1.01            --





                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------
                PIMCO VIT TOTAL RETURN SUB-ACCOUNT(B):
                  2017.     $1.06       $1.09            --
                  2016.     $1.06       $1.06            --
                  2015.     $1.08       $1.06            --
                  2014.     $1.06       $1.08         7,604
                  2013.     $1.11       $1.06            --
                  2012.     $1.04       $1.11        22,853
                  2011.     $1.03       $1.04            --
                  2010.     $1.00       $1.03            --
                PUTNAM VT EQUITY INCOME SUB-ACCOUNT(A)(AB):
                  2017.     $1.75       $2.03            --
                  2016.     $1.58       $1.75            --
                  2015.     $1.66       $1.58            --
                  2014.     $1.51       $1.66            --
                  2013.     $1.17       $1.51            --
                  2012.     $1.00       $1.17        10,203
                  2011.     $1.01       $1.00        10,316
                  2010.     $0.91       $1.01        10,430
                  2009.     $0.72       $0.91        10,545
                  2008.     $1.34       $0.72        10,662
                PUTNAM VT GROWTH OPPORTUNITIES SUB-ACCOUNT(X):
                  2017.     $1.67       $2.14            --
                  2016.     $1.67       $1.67            --
                  2015.     $1.82       $1.67            --
                  2014.     $1.69       $1.82            --
                  2013.     $1.21       $1.69            --
                  2012.     $1.08       $1.21            --
                  2011.     $1.35       $1.08            --
                  2010.     $1.14       $1.35            --
                  2009.     $0.71       $1.14            --
                  2008.     $1.16       $0.71            --
                PUTNAM VT INTERNATIONAL EQUITY SUB-ACCOUNT:
                  2017.     $1.31       $1.62         1,648
                  2016.     $1.37       $1.31         1,649
                  2015.     $1.40       $1.37         1,250
                  2014.     $1.54       $1.40         1,265
                  2013.     $1.23       $1.54         1,280
                  2012.     $1.03       $1.23         9,569
                  2011.     $1.27       $1.03         9,490
                  2010.     $1.18       $1.27         9,572
                  2009.     $0.97       $1.18         9,822
                  2008.     $1.77       $0.97         9,738
                PUTNAM VT SUSTAINABLE LEADERS SUB-ACCOUNT(AI):
                  2017.     $1.90       $2.40            --
                  2016.     $1.81       $1.90            --
                  2015.     $1.85       $1.81            --
                  2014.     $1.67       $1.85            --
                  2013.     $1.25       $1.67            --
                  2012.     $1.10       $1.25            --
                  2011.     $1.18       $1.10            --
                  2010.     $1.01       $1.18            --
                  2009.     $0.79       $1.01            --
                  2008.     $1.31       $0.79            --

2.30% Variable Account Charge Continued



                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------
                SFT ADVANTUS BOND SUB-ACCOUNT:
                  2017.     $1.21       $1.24          7,565
                  2016.     $1.19       $1.21          8,220
                  2015.     $1.21       $1.19         16,796
                  2014.     $1.17       $1.21         20,292
                  2013.     $1.20       $1.17         50,332
                  2012.     $1.15       $1.20         74,439
                  2011.     $1.09       $1.15         69,495
                  2010.     $1.01       $1.09         95,891
                  2009.     $0.90       $1.01         97,161
                  2008.     $1.06       $0.90        110,662
                SFT ADVANTUS DYNAMIC MANAGED VOLATILITY
                 SUB-ACCOUNT(F)(P):
                  2017.     $1.12       $1.29          9,829
                  2016.     $1.06       $1.12          8,998
                  2015.     $1.12       $1.06          8,291
                  2014.     $1.06       $1.12          7,870
                  2013.     $1.00       $1.06             --
                SFT ADVANTUS GOVERNMENT MONEY MARKET
                 SUB-ACCOUNT(Q):
                  2017.     $0.85       $0.83          3,199
                  2016.     $0.87       $0.85          3,088
                  2015.     $0.89       $0.87          2,740
                  2014.     $0.91       $0.89          3,594
                  2013.     $0.93       $0.91          7,924
                  2012.     $0.96       $0.93         28,352
                  2011.     $0.98       $0.96        212,677
                  2010.     $1.00       $0.98         28,925
                  2009.     $1.02       $1.00         27,636
                  2008.     $1.02       $1.02         34,372
                SFT ADVANTUS INDEX 400 MID-CAP SUB-ACCOUNT:
                  2017.     $2.56       $2.89          2,783
                  2016.     $2.18       $2.56          3,124
                  2015.     $2.29       $2.18          2,933
                  2014.     $2.15       $2.29          3,678
                  2013.     $1.66       $2.15          9,943
                  2012.     $1.44       $1.66         16,341
                  2011.     $1.51       $1.44         15,645
                  2010.     $1.23       $1.51         24,687
                  2009.     $0.92       $1.23         27,059
                  2008.     $1.49       $0.92         27,579
                SFT ADVANTUS INDEX 500 SUB-ACCOUNT:
                  2017.     $1.96       $2.32             --
                  2016.     $1.80       $1.96             --
                  2015.     $1.82       $1.80             --
                  2014.     $1.65       $1.82             --
                  2013.     $1.28       $1.65             --
                  2012.     $1.13       $1.28             --
                  2011.     $1.14       $1.13             --
                  2010.     $1.02       $1.14             --
                  2009.     $0.83       $1.02             --
                  2008.     $1.35       $0.83             --





                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------
                SFT ADVANTUS INTERNATIONAL BOND SUB-ACCOUNT:
                  2017.     $1.32       $1.31         7,748
                  2016.     $1.31       $1.32         7,352
                  2015.     $1.40       $1.31         8,383
                  2014.     $1.41       $1.40         8,902
                  2013.     $1.45       $1.41         9,126
                  2012.     $1.27       $1.45        15,186
                  2011.     $1.31       $1.27         8,529
                  2010.     $1.17       $1.31         2,543
                  2009.     $1.02       $1.17         2,571
                  2008.     $1.00       $1.02         2,599
                SFT ADVANTUS MANAGED VOLATILITY EQUITY
                 SUB-ACCOUNT(O):
                  2017.     $1.02       $1.16            --
                  2016.     $1.00       $1.02            --
                  2015.     $1.00       $1.00            --
                SFT ADVANTUS MORTGAGE SECURITIES SUB-ACCOUNT:
                  2017.     $1.05       $1.05            --
                  2016.     $1.06       $1.05            --
                  2015.     $1.05       $1.06            --
                  2014.     $1.02       $1.05            --
                  2013.     $1.06       $1.02         8,239
                  2012.     $1.05       $1.06         6,723
                  2011.     $1.01       $1.05         5,594
                  2010.     $0.97       $1.01         8,225
                  2009.     $0.91       $0.97         3,015
                  2008.     $1.08       $0.91         3,516
                SFT ADVANTUS REAL ESTATE SECURITIES SUB-ACCOUNT:
                  2017.     $2.41       $2.48         9,921
                  2016.     $2.36       $2.41         9,976
                  2015.     $2.30       $2.36         7,099
                  2014.     $1.80       $2.30         7,483
                  2013.     $1.82       $1.80        10,560
                  2012.     $1.58       $1.82        24,911
                  2011.     $1.54       $1.58        25,047
                  2010.     $1.22       $1.54        30,552
                  2009.     $1.00       $1.22        35,896
                  2008.     $1.61       $1.00        32,996
                SFT IVY/SM/ GROWTH SUB-ACCOUNT(H)(I):
                  2017.     $2.04       $2.57         9,372
                  2016.     $2.06       $2.04        10,702
                  2015.     $1.98       $2.06        11,391
                  2014.     $1.79       $1.98        14,522
                SFT IVY/SM/ SMALL CAP GROWTH SUB-ACCOUNT(H)(J):
                  2017.     $2.04       $2.50           913
                  2016.     $1.72       $2.04         1,036
                  2015.     $1.83       $1.72         1,221
                  2014.     $1.72       $1.83         1,671
                SFT T. ROWE PRICE VALUE SUB-ACCOUNT(H)(L):
                  2017.     $2.18       $2.53         5,190
                  2016.     $2.02       $2.18         5,192
                  2015.     $2.10       $2.02         3,710
                  2014.     $1.97       $2.10         3,752

2.30% Variable Account Charge Continued



                         UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                         BEGINNING OF  AT END OF  OUTSTANDING AT
                            PERIOD       PERIOD    END OF PERIOD
                         ------------- ---------- ---------------
                SFT WELLINGTON CORE EQUITY SUB-ACCOUNT(H)(K)(AH):
                  2017..     $2.21       $2.62        25,307
                  2016..     $2.15       $2.21        24,504
                  2015..     $2.18       $2.15        19,299
                  2014..     $1.99       $2.18        16,983
                TEMPLETON DEVELOPING MARKETS VIP SUB-ACCOUNT:
                  2017..     $1.67       $2.29         5,237
                  2016..     $1.46       $1.67         5,831
                  2015..     $1.85       $1.46         4,640
                  2014..     $2.07       $1.85         4,322
                  2013..     $2.14       $2.07         5,683
                  2012..     $1.93       $2.14         5,433
                  2011..     $2.35       $1.93         5,413
                  2010..     $2.05       $2.35         6,399
                  2009..     $1.21       $2.05         8,318
                  2008..     $2.62       $1.21         9,966
                TOPS(R) MANAGED RISK BALANCED ETF SUB-ACCOUNT(E):
                  2017..     $1.04       $1.13            --
                  2016..     $1.00       $1.04            --
                  2015..     $1.08       $1.00            --
                  2014..     $1.07       $1.08            --
                  2013..     $1.01       $1.07            --
                  2012..     $1.00       $1.01            --
                TOPS(R) MANAGED RISK FLEX ETF SUB-ACCOUNT(G):
                  2017..     $0.98       $1.07            --
                  2016..     $0.95       $0.98            --
                  2015..     $1.03       $0.95            --
                  2014..     $1.03       $1.03            --
                  2013..     $1.00       $1.03            --
                TOPS(R) MANAGED RISK GROWTH ETF SUB-ACCOUNT(E):
                  2017..     $1.04       $1.19            --
                  2016..     $1.01       $1.04            --
                  2015..     $1.13       $1.01            --
                  2014..     $1.14       $1.13            --
                  2013..     $1.01       $1.14            --
                  2012..     $1.00       $1.01            --
                TOPS(R) MANAGED RISK MODERATE GROWTH ETF
                 SUB-ACCOUNT(E):
                  2017..     $1.06       $1.18            --
                  2016..     $1.02       $1.06            --
                  2015..     $1.12       $1.02            --
                  2014..     $1.11       $1.12            --
                  2013..     $1.01       $1.11            --
                  2012..     $1.00       $1.01            --



2.40% Variable Account Charge



                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------
                AB VPS DYNAMIC ASSET ALLOCATION SUB-ACCOUNT(F):
                  2017.     $1.03       $1.15          --
                  2016.     $1.02       $1.03          --
                  2015.     $1.06       $1.02          --
                  2014.     $1.04       $1.06          --
                  2013.     $1.00       $1.04          --





                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------
                AB VPS INTERNATIONAL VALUE SUB-ACCOUNT:
                  2017.     $0.52       $0.64            --
                  2016.     $0.54       $0.52            --
                  2015.     $0.54       $0.54            --
                  2014.     $0.59       $0.54            --
                  2013.     $0.49       $0.59            --
                  2012.     $0.44       $0.49            --
                  2011.     $0.56       $0.44            --
                  2010.     $0.55       $0.56            --
                  2009.     $0.42       $0.55            --
                  2008.     $0.92       $0.42            --
                AMERICAN CENTURY VP INCOME & GROWTH
                 SUB-ACCOUNT:
                  2017.     $1.79       $2.10            --
                  2016.     $1.62       $1.79            --
                  2015.     $1.76       $1.62            --
                  2014.     $1.61       $1.76            --
                  2013.     $1.21       $1.61            --
                  2012.     $1.09       $1.21            --
                  2011.     $1.08       $1.09            --
                  2010.     $0.97       $1.08            --
                  2009.     $0.85       $0.97            --
                  2008.     $1.33       $0.85            --
                AMERICAN CENTURY VP INFLATION PROTECTION
                 SUB-ACCOUNT:
                  2017.     $1.11       $1.12           610
                  2016.     $1.09       $1.11        14,720
                  2015.     $1.14       $1.09        13,243
                  2014.     $1.13       $1.14        15,873
                  2013.     $1.27       $1.13        14,843
                  2012.     $1.21       $1.27        13,579
                  2011.     $1.11       $1.21        14,417
                  2010.     $1.08       $1.11        16,087
                  2009.     $1.00       $1.08        17,852
                  2008.     $1.04       $1.00            --
                AMERICAN FUNDS IS GLOBAL BOND SUB-ACCOUNT(C):
                  2017.     $0.90       $0.94            --
                  2016.     $0.90       $0.90            --
                  2015.     $0.96       $0.90            --
                  2014.     $0.97       $0.96            --
                  2013.     $1.02       $0.97            --
                  2012.     $0.99       $1.02            --
                  2011.     $1.00       $0.99            --
                AMERICAN FUNDS IS GLOBAL GROWTH SUB-ACCOUNT(C):
                  2017.     $1.27       $1.63            --
                  2016.     $1.29       $1.27            --
                  2015.     $1.24       $1.29            --
                  2014.     $1.24       $1.24            --
                  2013.     $0.98       $1.24            --
                  2012.     $0.82       $0.98            --
                  2011.     $1.00       $0.82            --

2.40% Variable Account Charge Continued



                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------
                AMERICAN FUNDS IS GLOBAL SMALL CAPITALIZATION
                 SUB-ACCOUNT(C):
                  2017.     $1.07       $1.31            --
                  2016.     $1.07       $1.07            --
                  2015.     $1.09       $1.07            --
                  2014.     $1.10       $1.09            --
                  2013.     $0.88       $1.10            --
                  2012.     $0.76       $0.88            --
                  2011.     $1.00       $0.76            --
                AMERICAN FUNDS IS GROWTH SUB-ACCOUNT(C):
                  2017.     $1.49       $1.86           615
                  2016.     $1.39       $1.49           825
                  2015.     $1.33       $1.39           990
                  2014.     $1.26       $1.33         1,211
                  2013.     $0.99       $1.26         1,438
                  2012.     $0.86       $0.99            --
                  2011.     $1.00       $0.86            --
                AMERICAN FUNDS IS GROWTH-INCOME SUB-ACCOUNT(C):
                  2017.     $1.57       $1.87         1,607
                  2016.     $1.44       $1.57         1,700
                  2015.     $1.45       $1.44         1,652
                  2014.     $1.35       $1.45         1,754
                  2013.     $1.03       $1.35            --
                  2012.     $0.90       $1.03            --
                  2011.     $1.00       $0.90            --
                AMERICAN FUNDS IS INTERNATIONAL SUB-ACCOUNT(C):
                  2017.     $0.95       $1.22           556
                  2016.     $0.94       $0.95           747
                  2015.     $1.01       $0.94           896
                  2014.     $1.06       $1.01         1,096
                  2013.     $0.89       $1.06         1,301
                  2012.     $0.77       $0.89            --
                  2011.     $1.00       $0.77            --
                AMERICAN FUNDS IS NEW WORLD(R) SUB-ACCOUNT(C):
                  2017.     $0.88       $1.12         2,720
                  2016.     $0.86       $0.88         3,055
                  2015.     $0.91       $0.86         2,777
                  2014.     $1.01       $0.91         2,764
                  2013.     $0.93       $1.01            --
                  2012.     $0.81       $0.93            --
                  2011.     $1.00       $0.81            --
                AMERICAN FUNDS IS U.S. GOVERNMENT/AAA-RATED
                 SECURITIES SUB-ACCOUNT(C):
                  2017.     $0.99       $0.98            --
                  2016.     $1.00       $0.99            --
                  2015.     $1.01       $1.00            --
                  2014.     $0.99       $1.01            --
                  2013.     $1.04       $0.99            --
                  2012.     $1.05       $1.04            --
                  2011.     $1.00       $1.05            --
                CLEARBRIDGE VARIABLE SMALL CAP GROWTH
                 SUB-ACCOUNT(N):
                  2017.     $0.97       $1.18            --
                  2016.     $0.95       $0.97            --
                  2015.     $1.00       $0.95            --





                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------
                FIDELITY(R) VIP FUNDS EQUITY-INCOME SUB-ACCOUNT:
                  2017.     $1.78       $1.96        16,249
                  2016.     $1.55       $1.78        16,534
                  2015.     $1.66       $1.55        22,204
                  2014.     $1.56       $1.66        23,075
                  2013.     $1.25       $1.56        23,508
                  2012.     $1.10       $1.25        24,659
                  2011.     $1.12       $1.10        38,813
                  2010.     $0.99       $1.12        72,298
                  2009.     $0.78       $0.99        90,160
                  2008.     $1.40       $0.78        86,306
                FIDELITY(R) VIP FUNDS MID CAP SUB-ACCOUNT:
                  2017.     $2.69       $3.17         1,022
                  2016.     $2.46       $2.69         1,136
                  2015.     $2.56       $2.46           872
                  2014.     $2.48       $2.56           966
                  2013.     $1.87       $2.48         1,497
                  2012.     $1.67       $1.87         1,867
                  2011.     $1.92       $1.67         1,932
                  2010.     $1.53       $1.92         1,979
                  2009.     $1.12       $1.53         2,572
                  2008.     $1.90       $1.12         8,357
                FRANKLIN MUTUAL SHARES VIP SUB-ACCOUNT:
                  2017.     $1.82       $1.92            --
                  2016.     $1.60       $1.82            --
                  2015.     $1.73       $1.60            --
                  2014.     $1.65       $1.73            --
                  2013.     $1.32       $1.65            --
                  2012.     $1.18       $1.32            --
                  2011.     $1.22       $1.18            --
                  2010.     $1.13       $1.22            --
                  2009.     $0.92       $1.13           607
                  2008.     $1.49       $0.92         2,585
                FRANKLIN SMALL CAP VALUE VIP SUB-ACCOUNT:
                  2017.     $1.53       $1.65            --
                  2016.     $1.20       $1.53            --
                  2015.     $1.33       $1.20            --
                  2014.     $1.35       $1.33            --
                  2013.     $1.02       $1.35            --
                  2012.     $0.88       $1.02            --
                  2011.     $0.94       $0.88            --
                  2010.     $0.75       $0.94            --
                  2009.     $0.59       $0.75            --
                  2008.     $0.91       $0.59            --
                FRANKLIN SMALL-MID CAP GROWTH VIP SUB-ACCOUNT:
                  2017.     $1.83       $2.16            --
                  2016.     $1.80       $1.83            --
                  2015.     $1.89       $1.80            --
                  2014.     $1.80       $1.89            --
                  2013.     $1.33       $1.80            --
                  2012.     $1.23       $1.33            --
                  2011.     $1.33       $1.23            --
                  2010.     $1.07       $1.33            --
                  2009.     $0.76       $1.07            --
                  2008.     $1.35       $0.76            --

2.40% Variable Account Charge Continued



                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------
                GOLDMAN SACHS VIT GLOBAL TRENDS ALLOCATION
                 SUB-ACCOUNT(F):
                  2017.     $0.98       $1.08            --
                  2016.     $0.96       $0.98            --
                  2015.     $1.05       $0.96            --
                  2014.     $1.03       $1.05            --
                  2013.     $1.00       $1.03            --
                GOLDMAN SACHS VIT HIGH QUALITY FLOATING RATE
                 SUB-ACCOUNT(B):
                  2017.     $0.97       $0.96            --
                  2016.     $0.98       $0.97            --
                  2015.     $1.01       $0.98            --
                  2014.     $1.03       $1.01            --
                  2013.     $1.05       $1.03            --
                  2012.     $1.05       $1.05            --
                  2011.     $1.01       $1.05            --
                  2010.     $1.00       $1.01            --
                INVESCO V.I. AMERICAN VALUE SUB-ACCOUNT:
                  2017.     $1.37       $1.47            --
                  2016.     $1.22       $1.37            --
                  2015.     $1.38       $1.22            --
                  2014.     $1.29       $1.38            --
                  2013.     $0.99       $1.29            --
                  2012.     $0.86       $0.99            --
                  2011.     $0.88       $0.86            --
                  2010.     $0.73       $0.88            --
                  2009.     $0.54       $0.73            --
                  2008.     $0.95       $0.54            --
                INVESCO V.I. COMSTOCK SUB-ACCOUNT:
                  2017.     $1.96       $2.25         4,034
                  2016.     $1.72       $1.96         6,367
                  2015.     $1.88       $1.72         4,877
                  2014.     $1.76       $1.88         5,346
                  2013.     $1.33       $1.76         5,830
                  2012.     $1.15       $1.33         6,496
                  2011.     $1.20       $1.15         6,854
                  2010.     $1.06       $1.20         7,429
                  2009.     $0.85       $1.06         8,528
                  2008.     $1.35       $0.85        15,337
                INVESCO V.I. EQUITY AND INCOME SUB-ACCOUNT(D):
                  2017.     $1.43       $1.55            --
                  2016.     $1.27       $1.43            --
                  2015.     $1.34       $1.27            --
                  2014.     $1.26       $1.34            --
                  2013.     $1.04       $1.26            --
                  2012.     $0.94       $1.04            --
                  2011.     $0.98       $0.94            --
                  2010.     $0.94       $0.98            --
                  2009.     $0.72       $0.94            --
                  2008.     $1.20       $0.72            --





                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------
                INVESCO V.I. GROWTH AND INCOME SUB-ACCOUNT:
                  2017.     $2.11       $2.35            --
                  2016.     $1.81       $2.11            --
                  2015.     $1.92       $1.81            --
                  2014.     $1.79       $1.92            --
                  2013.     $1.37       $1.79            --
                  2012.     $1.23       $1.37            --
                  2011.     $1.28       $1.23            --
                  2010.     $1.17       $1.28            --
                  2009.     $0.97       $1.17            --
                  2008.     $1.46       $0.97            --
                INVESCO V.I. SMALL CAP EQUITY SUB-ACCOUNT:
                  2017.     $1.31       $1.45            --
                  2016.     $1.20       $1.31            --
                  2015.     $1.30       $1.20            --
                  2014.     $1.31       $1.30            --
                  2013.     $0.98       $1.31            --
                  2012.     $0.88       $0.98            --
                  2011.     $0.91       $0.88            --
                  2010.     $0.73       $0.91            --
                  2009.     $0.62       $0.73            --
                  2008.     $0.92       $0.62            --
                IVY VIP ASSET STRATEGY SUB-ACCOUNT(W):
                  2017.     $2.22       $2.56           534
                  2016.     $2.33       $2.22           718
                  2015.     $2.61       $2.33           785
                  2014.     $2.82       $2.61           961
                  2013.     $2.31       $2.82         1,141
                  2012.     $1.98       $2.31         1,940
                  2011.     $2.19       $1.98         2,051
                  2010.     $2.06       $2.19         2,488
                  2009.     $1.69       $2.06         3,136
                  2008.     $2.33       $1.69        15,606
                IVY VIP BALANCED SUB-ACCOUNT(W):
                  2017.     $1.82       $1.98            --
                  2016.     $1.82       $1.82            --
                  2015.     $1.88       $1.82            --
                  2014.     $1.79       $1.88            --
                  2013.     $1.48       $1.79            --
                  2012.     $1.36       $1.48            --
                  2011.     $1.34       $1.36            --
                  2010.     $1.18       $1.34            --
                  2009.     $1.06       $1.18           809
                  2008.     $1.38       $1.06         3,447
                IVY VIP CORE EQUITY SUB-ACCOUNT(W):
                  2017.     $2.23       $2.63            --
                  2016.     $2.21       $2.23            --
                  2015.     $2.28       $2.21            --
                  2014.     $2.13       $2.28            --
                  2013.     $1.63       $2.13            --
                  2012.     $1.41       $1.63            --
                  2011.     $1.42       $1.41            --
                  2010.     $1.20       $1.42            --
                  2009.     $0.99       $1.20            --
                  2008.     $1.56       $0.99            --

2.40% Variable Account Charge Continued



                         UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                         BEGINNING OF  AT END OF  OUTSTANDING AT
                            PERIOD       PERIOD    END OF PERIOD
                         ------------- ---------- ---------------
                IVY VIP GLOBAL GROWTH SUB-ACCOUNT(W):
                  2017.      $1.70       $2.07            --
                  2016.      $1.80       $1.70            --
                  2015.      $1.78       $1.80            --
                  2014.      $1.81       $1.78            --
                  2013.      $1.55       $1.81            --
                  2012.      $1.35       $1.55            --
                  2011.      $1.49       $1.35            --
                  2010.      $1.33       $1.49            --
                  2009.      $1.07       $1.33            --
                  2008.      $1.90       $1.07            --
                IVY VIP HIGH INCOME SUB-ACCOUNT(F)(M)(W):
                  2017.      $1.06       $1.10        23,711
                  2016.      $0.93       $1.06        22,717
                  2015.      $1.02       $0.93        22,314
                  2014.      $1.03       $1.02        23,095
                  2013.      $1.00       $1.03            --
                IVY VIP INTERNATIONAL CORE EQUITY SUB-ACCOUNT(W):
                  2017..     $1.73       $2.08        19,580
                  2016..     $1.75       $1.73        21,848
                  2015..     $1.81       $1.75        17,621
                  2014..     $1.83       $1.81        18,745
                  2013..     $1.50       $1.83        19,428
                  2012..     $1.35       $1.50        20,651
                  2011..     $1.61       $1.35        25,004
                  2010..     $1.45       $1.61        32,465
                  2009..     $1.08       $1.45        38,846
                  2008..     $1.92       $1.08        45,579
                IVY VIP MICRO CAP GROWTH SUB-ACCOUNT(W):
                  2017..     $2.10       $2.23         1,079
                  2016..     $1.90       $2.10         1,013
                  2015..     $2.14       $1.90           661
                  2014..     $2.23       $2.14           645
                  2013..     $1.45       $2.23           739
                  2012..     $1.33       $1.45           958
                  2011..     $1.47       $1.33           935
                  2010..     $1.07       $1.47           907
                  2009..     $0.77       $1.07         1,123
                  2008..     $1.52       $0.77         1,234
                IVY VIP MID CAP GROWTH SUB-ACCOUNT(W):
                  2017..     $2.18       $2.70            --
                  2016..     $2.11       $2.18            --
                  2015..     $2.29       $2.11            --
                  2014..     $2.17       $2.29            --
                  2013..     $1.71       $2.17            --
                  2012..     $1.55       $1.71            --
                  2011..     $1.59       $1.55            --
                  2010..     $1.24       $1.59            --
                  2009..     $0.87       $1.24            --
                  2008..     $1.39       $0.87            --





                         UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                         BEGINNING OF  AT END OF  OUTSTANDING AT
                            PERIOD       PERIOD    END OF PERIOD
                         ------------- ---------- ---------------
                IVY VIP NATURAL RESOURCES SUB-ACCOUNT(W)(Y):
                  2017.      $0.97       $0.97           308
                  2016.      $0.80       $0.97         2,325
                  2015.      $1.06       $0.80         1,772
                  2014.      $1.25       $1.06         1,874
                  2013.      $1.18       $1.25         1,967
                  2012.      $1.19       $1.18         2,017
                  2011.      $1.55       $1.19         1,802
                  2010.      $1.36       $1.55         2,226
                  2009.      $0.80       $1.36         2,636
                  2008.      $2.13       $0.80         1,355
                IVY VIP PATHFINDER MODERATE -- MANAGED VOLATILITY
                 SUB-ACCOUNT(G)(W):
                  2017..     $1.02       $1.14            --
                  2016..     $1.03       $1.02            --
                  2015..     $1.06       $1.03            --
                  2014..     $1.04       $1.06            --
                  2013..     $1.00       $1.04            --
                IVY VIP PATHFINDER MODERATELY AGGRESSIVE --
                 MANAGED VOLATILITY SUB-ACCOUNT(G)(W):
                  2017..     $1.03       $1.17            --
                  2016..     $1.03       $1.03            --
                  2015..     $1.06       $1.03            --
                  2014..     $1.05       $1.06            --
                  2013..     $1.00       $1.05            --
                IVY VIP PATHFINDER MODERATELY CONSERVATIVE --
                 MANAGED VOLATILITY SUB-ACCOUNT(G)(W):
                  2017..     $1.00       $1.09            --
                  2016..     $1.01       $1.00            --
                  2015..     $1.04       $1.01            --
                  2014..     $1.04       $1.04            --
                  2013..     $1.00       $1.04            --
                IVY VIP SCIENCE AND TECHNOLOGY SUB-ACCOUNT(W):
                  2017..     $2.93       $3.78           470
                  2016..     $2.95       $2.93           549
                  2015..     $3.11       $2.95           434
                  2014..     $3.10       $3.11           438
                  2013..     $2.03       $3.10            --
                  2012..     $1.63       $2.03            --
                  2011..     $1.77       $1.63            --
                  2010..     $1.61       $1.77            --
                  2009..     $1.14       $1.61            --
                  2008..     $1.77       $1.14            --
                IVY VIP SMALL CAP CORE SUB-ACCOUNT(W)(Z):
                  2017..     $2.37       $2.63         6,673
                  2016..     $1.88       $2.37         6,953
                  2015..     $2.04       $1.88         5,229
                  2014..     $1.95       $2.04         5,767
                  2013..     $1.50       $1.95         5,973
                  2012..     $1.29       $1.50         7,035
                  2011..     $1.52       $1.29        10,707
                  2010..     $1.23       $1.52        10,420
                  2009..     $0.98       $1.23        14,774
                  2008..     $1.35       $0.98        19,939

2.40% Variable Account Charge Continued



                         UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                         BEGINNING OF  AT END OF  OUTSTANDING AT
                            PERIOD       PERIOD    END OF PERIOD
                         ------------- ---------- ---------------
                IVY VIP VALUE SUB-ACCOUNT(W):
                  2017.      $1.97       $2.17            --
                  2016.      $1.82       $1.97            --
                  2015.      $1.94       $1.82            --
                  2014.      $1.79       $1.94            --
                  2013.      $1.35       $1.79            --
                  2012.      $1.17       $1.35            --
                  2011.      $1.29       $1.17            --
                  2010.      $1.11       $1.29            --
                  2009.      $0.90       $1.11           629
                  2008.      $1.39       $0.90         2,680
                JANUS HENDERSON BALANCED SUB-ACCOUNT(AC):
                  2017.      $1.92       $2.21            --
                  2016.      $1.88       $1.92            --
                  2015.      $1.92       $1.88            --
                  2014.      $1.82       $1.92            --
                  2013.      $1.55       $1.82            --
                  2012.      $1.40       $1.55            --
                  2011.      $1.42       $1.40            --
                  2010.      $1.34       $1.42            --
                  2009.      $1.10       $1.34           693
                  2008.      $1.34       $1.10         2,951
                JANUS HENDERSON FLEXIBLE BOND SUB-ACCOUNT(N)(AD):
                  2017..     $0.97       $0.98            --
                  2016..     $0.97       $0.97            --
                  2015..     $1.00       $0.97            --
                JANUS HENDERSON FORTY SUB-ACCOUNT(AE):
                  2017..     $2.44       $3.10            --
                  2016..     $2.45       $2.44            --
                  2015..     $2.24       $2.45            --
                  2014..     $2.12       $2.24            --
                  2013..     $1.66       $2.12            --
                  2012..     $1.37       $1.66           798
                  2011..     $1.51       $1.37           844
                  2010..     $1.45       $1.51         1,023
                  2009..     $1.02       $1.45         1,082
                  2008..     $1.87       $1.02         1,095
                JANUS HENDERSON MID CAP VALUE SUB-ACCOUNT(AF):
                  2017..     $1.41       $1.57            --
                  2016..     $1.22       $1.41            --
                  2015..     $1.29       $1.22            --
                  2014..     $1.22       $1.29            --
                  2013..     $1.00       $1.22            --
                  2012..     $0.92       $1.00            --
                  2011..     $0.97       $0.92            --
                  2010..     $0.86       $0.97            --
                  2009..     $0.66       $0.86            --
                  2008..     $0.94       $0.66            --





                         UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                         BEGINNING OF  AT END OF  OUTSTANDING AT
                            PERIOD       PERIOD    END OF PERIOD
                         ------------- ---------- ---------------
                JANUS HENDERSON OVERSEAS SUB-ACCOUNT(AG):
                  2017.      $1.58       $2.02         6,576
                  2016.      $1.74       $1.58         7,069
                  2015.      $1.95       $1.74         4,384
                  2014.      $2.27       $1.95         4,075
                  2013.      $2.04       $2.27         3,931
                  2012.      $1.84       $2.04         4,517
                  2011.      $2.79       $1.84         5,361
                  2010.      $2.29       $2.79         4,633
                  2009.      $1.31       $2.29         7,411
                  2008.      $2.80       $1.31         8,586
                MFS(R) MID CAP GROWTH SERIES SUB-ACCOUNT:
                  2017.      $1.58       $1.95            --
                  2016.      $1.55       $1.58            --
                  2015.      $1.52       $1.55            --
                  2014.      $1.43       $1.52            --
                  2013.      $1.07       $1.43            --
                  2012.      $0.94       $1.07            --
                  2011.      $1.03       $0.94            --
                  2010.      $0.81       $1.03            --
                  2009.      $0.59       $0.81            --
                  2008.      $1.25       $0.59            --
                MFS(R) VIT II INTERNATIONAL VALUE SUB-ACCOUNT(N):
                  2017..     $0.97       $1.20            --
                  2016..     $0.96       $0.97            --
                  2015..     $1.00       $0.96            --
                MORGAN STANLEY VIF EMERGING MARKETS EQUITY
                 SUB-ACCOUNT(AA):
                  2017..     $0.60       $0.79            --
                  2016..     $0.58       $0.60            --
                  2015..     $0.66       $0.58            --
                  2014..     $0.71       $0.66            --
                  2013..     $0.73       $0.71            --
                  2012..     $0.63       $0.73            --
                  2011..     $0.79       $0.63            --
                  2010..     $0.68       $0.79            --
                  2009..     $0.41       $0.68            --
                  2008..     $0.97       $0.41            --
                MORNINGSTAR AGGRESSIVE GROWTH ETF ASSET
                 ALLOCATION SUB-ACCOUNT(R):
                  2017..     $1.01       $1.19            --
                  2016..     $0.93       $1.01            --
                  2015..     $0.98       $0.93            --
                  2014..     $0.97       $0.98            --
                  2013..     $0.84       $0.97            --
                  2012..     $0.75       $0.84            --
                  2011..     $0.81       $0.75            --
                  2010..     $0.71       $0.81            --
                  2009..     $0.58       $0.71            --
                  2008..     $0.94       $0.58            --

2.40% Variable Account Charge Continued



                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------
                MORNINGSTAR BALANCED ETF ASSET ALLOCATION
                 SUB-ACCOUNT(S):
                  2017.     $1.08       $1.19          --
                  2016.     $1.02       $1.08          --
                  2015.     $1.07       $1.02          --
                  2014.     $1.05       $1.07          --
                  2013.     $0.96       $1.05          --
                  2012.     $0.89       $0.96          --
                  2011.     $0.91       $0.89          --
                  2010.     $0.83       $0.91          --
                  2009.     $0.72       $0.83          --
                  2008.     $0.97       $0.72          --
                MORNINGSTAR CONSERVATIVE ETF ASSET ALLOCATION
                 SUB-ACCOUNT(T):
                  2017.     $1.04       $1.08          --
                  2016.     $1.02       $1.04          --
                  2015.     $1.06       $1.02          --
                  2014.     $1.05       $1.06          --
                  2013.     $1.05       $1.05          --
                  2012.     $1.02       $1.05          --
                  2011.     $1.02       $1.02          --
                  2010.     $0.97       $1.02          --
                  2009.     $0.93       $0.97          --
                  2008.     $1.01       $0.93          --
                MORNINGSTAR GROWTH ETF ASSET ALLOCATION
                 SUB-ACCOUNT(U):
                  2017.     $1.05       $1.20          --
                  2016.     $0.98       $1.05          --
                  2015.     $1.03       $0.98          --
                  2014.     $1.01       $1.03          --
                  2013.     $0.89       $1.01          --
                  2012.     $0.80       $0.89          --
                  2011.     $0.86       $0.80          --
                  2010.     $0.76       $0.86          --
                  2009.     $0.63       $0.76          --
                  2008.     $0.95       $0.63          --
                MORNINGSTAR INCOME AND GROWTH ETF ASSET
                 ALLOCATION SUB-ACCOUNT(V):
                  2017.     $1.05       $1.13          --
                  2016.     $1.01       $1.05          --
                  2015.     $1.06       $1.01          --
                  2014.     $1.05       $1.06          --
                  2013.     $1.00       $1.05          --
                  2012.     $0.95       $1.00          --
                  2011.     $0.96       $0.95          --
                  2010.     $0.90       $0.96          --
                  2009.     $0.82       $0.90          --
                  2008.     $0.99       $0.82          --





                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------
                NEUBERGER BERMAN AMT SOCIALLY RESPONSIVE
                 SUB-ACCOUNT:
                  2017.     $1.34       $1.54            --
                  2016.     $1.25       $1.34            --
                  2015.     $1.29       $1.25            --
                  2014.     $1.20       $1.29            --
                  2013.     $0.89       $1.20            --
                  2012.     $0.83       $0.89            --
                  2011.     $0.87       $0.83            --
                  2010.     $0.73       $0.87            --
                  2009.     $0.57       $0.73            --
                  2008.     $0.96       $0.57            --
                OPPENHEIMER INTERNATIONAL GROWTH/VA SUB-ACCOUNT:
                  2017.     $1.84       $2.27         1,619
                  2016.     $1.93       $1.84         1,784
                  2015.     $1.92       $1.93         1,040
                  2014.     $2.12       $1.92         1,104
                  2013.     $1.73       $2.12            --
                  2012.     $1.45       $1.73            --
                  2011.     $1.61       $1.45            --
                  2010.     $1.44       $1.61            --
                  2009.     $1.06       $1.44            --
                  2008.     $1.91       $1.06            --
                OPPENHEIMER MAIN STREET SMALL CAP(R)/VA
                 SUB-ACCOUNT:
                  2017.     $1.52       $1.69            --
                  2016.     $1.32       $1.52            --
                  2015.     $1.44       $1.32            --
                  2014.     $1.32       $1.44            --
                  2013.     $0.96       $1.32            --
                  2012.     $0.84       $0.96            --
                  2011.     $0.88       $0.84            --
                  2010.     $0.73       $0.88            --
                  2009.     $0.55       $0.73            --
                  2008.     $0.90       $0.55            --
                PIMCO VIT GLOBAL DIVERSIFIED ALLOCATION
                 SUB-ACCOUNT(F):
                  2017.     $1.04       $1.18            --
                  2016.     $0.99       $1.04            --
                  2015.     $1.07       $0.99            --
                  2014.     $1.04       $1.07            --
                  2013.     $1.00       $1.04            --
                PIMCO VIT LOW DURATION SUB-ACCOUNT(B):
                  2017.     $0.95       $0.94            --
                  2016.     $0.96       $0.95            --
                  2015.     $0.98       $0.96            --
                  2014.     $1.00       $0.98            --
                  2013.     $1.03       $1.00            --
                  2012.     $1.00       $1.03            --
                  2011.     $1.01       $1.00            --
                  2010.     $1.00       $1.01            --

2.40% Variable Account Charge Continued



                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------
                PIMCO VIT TOTAL RETURN SUB-ACCOUNT(B):
                  2017.     $1.06       $1.08         1,613
                  2016.     $1.06       $1.06         2,165
                  2015.     $1.08       $1.06         2,565
                  2014.     $1.06       $1.08         3,138
                  2013.     $1.11       $1.06         3,727
                  2012.     $1.04       $1.11            --
                  2011.     $1.03       $1.04            --
                  2010.     $1.00       $1.03            --
                PUTNAM VT EQUITY INCOME SUB-ACCOUNT(A)(AB):
                  2017.     $1.73       $2.00            --
                  2016.     $1.56       $1.73            --
                  2015.     $1.65       $1.56            --
                  2014.     $1.50       $1.65            --
                  2013.     $1.16       $1.50            --
                  2012.     $0.99       $1.16            --
                  2011.     $1.00       $0.99            --
                  2010.     $0.91       $1.00            --
                  2009.     $0.72       $0.91            --
                  2008.     $1.34       $0.72            --
                PUTNAM VT GROWTH OPPORTUNITIES SUB-ACCOUNT(X):
                  2017.     $1.65       $2.11            --
                  2016.     $1.65       $1.65            --
                  2015.     $1.80       $1.65            --
                  2014.     $1.68       $1.80            --
                  2013.     $1.20       $1.68            --
                  2012.     $1.07       $1.20            --
                  2011.     $1.34       $1.07            --
                  2010.     $1.13       $1.34            --
                  2009.     $0.71       $1.13            --
                  2008.     $1.15       $0.71            --
                PUTNAM VT INTERNATIONAL EQUITY SUB-ACCOUNT:
                  2017.     $1.29       $1.59            --
                  2016.     $1.35       $1.29            --
                  2015.     $1.38       $1.35         4,097
                  2014.     $1.52       $1.38         4,147
                  2013.     $1.22       $1.52         4,197
                  2012.     $1.02       $1.22         4,248
                  2011.     $1.26       $1.02         4,299
                  2010.     $1.17       $1.26        16,720
                  2009.     $0.96       $1.17        16,747
                  2008.     $1.76       $0.96        14,640
                PUTNAM VT SUSTAINABLE LEADERS SUB-ACCOUNT(AI):
                  2017.     $1.88       $2.37            --
                  2016.     $1.79       $1.88            --
                  2015.     $1.83       $1.79            --
                  2014.     $1.66       $1.83            --
                  2013.     $1.24       $1.66            --
                  2012.     $1.09       $1.24            --
                  2011.     $1.18       $1.09            --
                  2010.     $1.01       $1.18            --
                  2009.     $0.78       $1.01            --
                  2008.     $1.31       $0.78            --





                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------
                SFT ADVANTUS BOND SUB-ACCOUNT:
                  2017.     $1.19       $1.22         48,401
                  2016.     $1.17       $1.19         45,129
                  2015.     $1.20       $1.17         43,667
                  2014.     $1.16       $1.20         47,631
                  2013.     $1.19       $1.16         45,436
                  2012.     $1.14       $1.19         44,249
                  2011.     $1.08       $1.14         53,179
                  2010.     $1.01       $1.08         77,022
                  2009.     $0.89       $1.01         81,976
                  2008.     $1.06       $0.89        110,757
                SFT ADVANTUS DYNAMIC MANAGED VOLATILITY
                 SUB-ACCOUNT(F)(P):
                  2017.     $1.12       $1.29             --
                  2016.     $1.05       $1.12             --
                  2015.     $1.11       $1.05             --
                  2014.     $1.06       $1.11             --
                  2013.     $1.00       $1.06             --
                SFT ADVANTUS GOVERNMENT MONEY MARKET
                 SUB-ACCOUNT(Q):
                  2017.     $0.84       $0.82         11,396
                  2016.     $0.86       $0.84         10,261
                  2015.     $0.88       $0.86          8,361
                  2014.     $0.90       $0.88          9,206
                  2013.     $0.93       $0.90          8,535
                  2012.     $0.95       $0.93          7,817
                  2011.     $0.97       $0.95         10,471
                  2010.     $1.00       $0.97         10,703
                  2009.     $1.02       $1.00          9,684
                  2008.     $1.02       $1.02          9,617
                SFT ADVANTUS INDEX 400 MID-CAP SUB-ACCOUNT:
                  2017.     $2.53       $2.85          8,403
                  2016.     $2.16       $2.53          8,689
                  2015.     $2.27       $2.16          8,701
                  2014.     $2.13       $2.27          9,484
                  2013.     $1.64       $2.13          9,517
                  2012.     $1.43       $1.64         10,402
                  2011.     $1.50       $1.43         13,416
                  2010.     $1.22       $1.50         20,341
                  2009.     $0.92       $1.22         25,432
                  2008.     $1.48       $0.92         25,644
                SFT ADVANTUS INDEX 500 SUB-ACCOUNT:
                  2017.     $1.93       $2.28             --
                  2016.     $1.77       $1.93             --
                  2015.     $1.80       $1.77             --
                  2014.     $1.63       $1.80             --
                  2013.     $1.27       $1.63             --
                  2012.     $1.13       $1.27             --
                  2011.     $1.13       $1.13             --
                  2010.     $1.01       $1.13             --
                  2009.     $0.83       $1.01             --
                  2008.     $1.35       $0.83             --

2.40% Variable Account Charge Continued



                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------
                SFT ADVANTUS INTERNATIONAL BOND SUB-ACCOUNT:
                  2017.     $1.31       $1.29         5,622
                  2016.     $1.30       $1.31         5,506
                  2015.     $1.39       $1.30         4,934
                  2014.     $1.40       $1.39         5,140
                  2013.     $1.44       $1.40         2,999
                  2012.     $1.27       $1.44         4,061
                  2011.     $1.30       $1.27         4,255
                  2010.     $1.17       $1.30         4,882
                  2009.     $1.02       $1.17         5,114
                  2008.     $1.00       $1.02         5,537
                SFT ADVANTUS MANAGED VOLATILITY EQUITY
                 SUB-ACCOUNT(O):
                  2017.     $1.02       $1.15            --
                  2016.     $1.00       $1.02            --
                  2015.     $1.00       $1.00            --
                SFT ADVANTUS MORTGAGE SECURITIES SUB-ACCOUNT:
                  2017.     $1.04       $1.03            --
                  2016.     $1.05       $1.04            --
                  2015.     $1.04       $1.05            --
                  2014.     $1.01       $1.04            --
                  2013.     $1.05       $1.01         4,302
                  2012.     $1.04       $1.05         3,580
                  2011.     $1.00       $1.04         3,229
                  2010.     $0.96       $1.00         3,628
                  2009.     $0.91       $0.96         3,332
                  2008.     $1.07       $0.91        11,038
                SFT ADVANTUS REAL ESTATE SECURITIES SUB-ACCOUNT:
                  2017.     $2.37       $2.44         5,870
                  2016.     $2.33       $2.37         6,571
                  2015.     $2.27       $2.33         5,491
                  2014.     $1.79       $2.27         6,446
                  2013.     $1.81       $1.79         7,559
                  2012.     $1.57       $1.81         7,520
                  2011.     $1.53       $1.57         9,302
                  2010.     $1.21       $1.53        13,196
                  2009.     $1.00       $1.21        17,518
                  2008.     $1.60       $1.00        18,159
                SFT IVY/SM/ GROWTH SUB-ACCOUNT(H)(I):
                  2017.     $2.01       $2.53        29,442
                  2016.     $2.04       $2.01        32,747
                  2015.     $1.96       $2.04        34,989
                  2014.     $1.77       $1.96        39,577
                SFT IVY/SM/ SMALL CAP GROWTH SUB-ACCOUNT(H)(J):
                  2017.     $2.01       $2.46            --
                  2016.     $1.70       $2.01            --
                  2015.     $1.81       $1.70         5,582
                  2014.     $1.70       $1.81         5,649
                SFT T. ROWE PRICE VALUE SUB-ACCOUNT(H)(L):
                  2017.     $2.15       $2.49        12,609
                  2016.     $1.99       $2.15        13,311
                  2015.     $2.08       $1.99        10,985
                  2014.     $1.95       $2.08        12,039





                         UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                         BEGINNING OF  AT END OF  OUTSTANDING AT
                            PERIOD       PERIOD    END OF PERIOD
                         ------------- ---------- ---------------
                SFT WELLINGTON CORE EQUITY SUB-ACCOUNT(H)(K)(AH):
                  2017..     $2.18       $2.58         2,248
                  2016..     $2.12       $2.18         2,486
                  2015..     $2.15       $2.12         1,881
                  2014..     $1.97       $2.15         2,071
                TEMPLETON DEVELOPING MARKETS VIP SUB-ACCOUNT:
                  2017..     $1.65       $2.26         6,521
                  2016..     $1.44       $1.65         8,176
                  2015..     $1.83       $1.44         6,586
                  2014..     $2.05       $1.83         6,156
                  2013..     $2.12       $2.05         6,420
                  2012..     $1.92       $2.12         6,051
                  2011..     $2.33       $1.92         5,991
                  2010..     $2.03       $2.33         7,659
                  2009..     $1.21       $2.03         9,538
                  2008..     $2.61       $1.21         8,937
                TOPS(R) MANAGED RISK BALANCED ETF SUB-ACCOUNT(E):
                  2017..     $1.04       $1.12            --
                  2016..     $1.00       $1.04            --
                  2015..     $1.07       $1.00            --
                  2014..     $1.07       $1.07            --
                  2013..     $1.01       $1.07            --
                  2012..     $1.00       $1.01            --
                TOPS(R) MANAGED RISK FLEX ETF SUB-ACCOUNT(G):
                  2017..     $0.98       $1.06            --
                  2016..     $0.95       $0.98            --
                  2015..     $1.03       $0.95            --
                  2014..     $1.03       $1.03            --
                  2013..     $1.00       $1.03            --
                TOPS(R) MANAGED RISK GROWTH ETF SUB-ACCOUNT(E):
                  2017..     $1.03       $1.19            --
                  2016..     $1.00       $1.03            --
                  2015..     $1.13       $1.00            --
                  2014..     $1.14       $1.13            --
                  2013..     $1.01       $1.14            --
                  2012..     $1.00       $1.01            --
                TOPS(R) MANAGED RISK MODERATE GROWTH ETF
                 SUB-ACCOUNT(E):
                  2017..     $1.06       $1.18            --
                  2016..     $1.02       $1.06            --
                  2015..     $1.11       $1.02            --
                  2014..     $1.11       $1.11            --
                  2013..     $1.01       $1.11            --
                  2012..     $1.00       $1.01            --



2.50% Variable Account Charge



                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------
                AB VPS DYNAMIC ASSET ALLOCATION SUB-ACCOUNT(F):
                  2017.     $1.03       $1.14          --
                  2016.     $1.02       $1.03          --
                  2015.     $1.06       $1.02          --
                  2014.     $1.04       $1.06          --
                  2013.     $1.00       $1.04          --

2.50% Variable Account Charge Continued



                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------
                AB VPS INTERNATIONAL VALUE SUB-ACCOUNT:
                  2017.     $0.52       $0.63             --
                  2016.     $0.53       $0.52         32,937
                  2015.     $0.53       $0.53         13,579
                  2014.     $0.58       $0.53          6,921
                  2013.     $0.49       $0.58          7,154
                  2012.     $0.44       $0.49          9,109
                  2011.     $0.56       $0.44         91,399
                  2010.     $0.55       $0.56         94,829
                  2009.     $0.42       $0.55        103,712
                  2008.     $0.92       $0.42         16,245
                AMERICAN CENTURY VP INCOME & GROWTH
                 SUB-ACCOUNT:
                  2017.     $1.76       $2.07             --
                  2016.     $1.60       $1.76             --
                  2015.     $1.74       $1.60             --
                  2014.     $1.59       $1.74             --
                  2013.     $1.20       $1.59             --
                  2012.     $1.08       $1.20             --
                  2011.     $1.07       $1.08             --
                  2010.     $0.97       $1.07             --
                  2009.     $0.84       $0.97             --
                  2008.     $1.32       $0.84             --
                AMERICAN CENTURY VP INFLATION PROTECTION
                 SUB-ACCOUNT:
                  2017.     $1.10       $1.11         97,825
                  2016.     $1.08       $1.10        111,244
                  2015.     $1.13       $1.08        107,697
                  2014.     $1.13       $1.13        113,443
                  2013.     $1.26       $1.13        156,927
                  2012.     $1.20       $1.26        191,556
                  2011.     $1.11       $1.20        123,773
                  2010.     $1.08       $1.11        128,322
                  2009.     $1.00       $1.08         60,557
                  2008.     $1.04       $1.00         15,169
                AMERICAN FUNDS IS GLOBAL BOND SUB-ACCOUNT(C):
                  2017.     $0.90       $0.94             --
                  2016.     $0.90       $0.90             --
                  2015.     $0.96       $0.90             --
                  2014.     $0.97       $0.96             --
                  2013.     $1.02       $0.97             --
                  2012.     $0.99       $1.02         27,239
                  2011.     $1.00       $0.99             --
                AMERICAN FUNDS IS GLOBAL GROWTH SUB-ACCOUNT(C):
                  2017.     $1.26       $1.62             --
                  2016.     $1.29       $1.26          2,716
                  2015.     $1.24       $1.29          4,027
                  2014.     $1.24       $1.24          4,080
                  2013.     $0.98       $1.24          6,012
                  2012.     $0.82       $0.98          6,091
                  2011.     $1.00       $0.82             --





                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------
                AMERICAN FUNDS IS GLOBAL SMALL CAPITALIZATION
                 SUB-ACCOUNT(C):
                  2017.     $1.06       $1.30            --
                  2016.     $1.06       $1.06         2,996
                  2015.     $1.09       $1.06         4,442
                  2014.     $1.09       $1.09         4,500
                  2013.     $0.87       $1.09         6,632
                  2012.     $0.76       $0.87        28,236
                  2011.     $1.00       $0.76            --
                AMERICAN FUNDS IS GROWTH SUB-ACCOUNT(C):
                  2017.     $1.48       $1.85         9,650
                  2016.     $1.38       $1.48         9,650
                  2015.     $1.33       $1.38        33,759
                  2014.     $1.26       $1.33        34,201
                  2013.     $0.99       $1.26        34,653
                  2012.     $0.86       $0.99        65,967
                  2011.     $1.00       $0.86            --
                AMERICAN FUNDS IS GROWTH-INCOME SUB-ACCOUNT(C):
                  2017.     $1.56       $1.86            --
                  2016.     $1.43       $1.56            --
                  2015.     $1.45       $1.43        23,591
                  2014.     $1.34       $1.45        23,899
                  2013.     $1.03       $1.34        24,212
                  2012.     $0.90       $1.03        35,884
                  2011.     $1.00       $0.90            --
                AMERICAN FUNDS IS INTERNATIONAL SUB-ACCOUNT(C):
                  2017.     $0.94       $1.22            --
                  2016.     $0.93       $0.94            --
                  2015.     $1.00       $0.93        19,486
                  2014.     $1.06       $1.00        19,741
                  2013.     $0.89       $1.06        19,999
                  2012.     $0.77       $0.89        74,043
                  2011.     $1.00       $0.77            --
                AMERICAN FUNDS IS NEW WORLD(R) SUB-ACCOUNT(C):
                  2017.     $0.88       $1.11            --
                  2016.     $0.86       $0.88            --
                  2015.     $0.91       $0.86            --
                  2014.     $1.01       $0.91            --
                  2013.     $0.93       $1.01            --
                  2012.     $0.81       $0.93            --
                  2011.     $1.00       $0.81            --
                AMERICAN FUNDS IS U.S. GOVERNMENT/AAA-RATED
                 SECURITIES SUB-ACCOUNT(C):
                  2017.     $0.99       $0.98            --
                  2016.     $1.00       $0.99            --
                  2015.     $1.01       $1.00            --
                  2014.     $0.98       $1.01            --
                  2013.     $1.04       $0.98            --
                  2012.     $1.05       $1.04            --
                  2011.     $1.00       $1.05            --
                CLEARBRIDGE VARIABLE SMALL CAP GROWTH
                 SUB-ACCOUNT(N):
                  2017.     $0.97       $1.18            --
                  2016.     $0.95       $0.97            --
                  2015.     $1.00       $0.95            --

2.50% Variable Account Charge Continued



                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------
                FIDELITY(R) VIP FUNDS EQUITY-INCOME SUB-ACCOUNT:
                  2017.     $1.76       $1.93         6,049
                  2016.     $1.53       $1.76        16,218
                  2015.     $1.64       $1.53        27,480
                  2014.     $1.55       $1.64        28,221
                  2013.     $1.24       $1.55        33,930
                  2012.     $1.09       $1.24        31,022
                  2011.     $1.11       $1.09        26,807
                  2010.     $0.99       $1.11        27,370
                  2009.     $0.78       $0.99        24,327
                  2008.     $1.40       $0.78        13,008
                FIDELITY(R) VIP FUNDS MID CAP SUB-ACCOUNT:
                  2017.     $2.66       $3.12        43,288
                  2016.     $2.43       $2.66        44,652
                  2015.     $2.54       $2.43        37,434
                  2014.     $2.45       $2.54        38,252
                  2013.     $1.85       $2.45        44,673
                  2012.     $1.66       $1.85        44,757
                  2011.     $1.90       $1.66        42,797
                  2010.     $1.52       $1.90        56,016
                  2009.     $1.11       $1.52         8,017
                  2008.     $1.89       $1.11         4,636
                FRANKLIN MUTUAL SHARES VIP SUB-ACCOUNT:
                  2017.     $1.79       $1.89            --
                  2016.     $1.58       $1.79            --
                  2015.     $1.71       $1.58         5,082
                  2014.     $1.63       $1.71         5,149
                  2013.     $1.31       $1.63        14,223
                  2012.     $1.17       $1.31         8,094
                  2011.     $1.21       $1.17        30,081
                  2010.     $1.12       $1.21        29,236
                  2009.     $0.91       $1.12        28,459
                  2008.     $1.49       $0.91            --
                FRANKLIN SMALL CAP VALUE VIP SUB-ACCOUNT:
                  2017.     $1.51       $1.63        10,047
                  2016.     $1.19       $1.51        13,512
                  2015.     $1.32       $1.19        19,373
                  2014.     $1.35       $1.32        19,408
                  2013.     $1.01       $1.35        32,397
                  2012.     $0.88       $1.01        26,720
                  2011.     $0.93       $0.88        36,174
                  2010.     $0.75       $0.93        43,551
                  2009.     $0.59       $0.75        45,589
                  2008.     $0.91       $0.59         9,537
                FRANKLIN SMALL-MID CAP GROWTH VIP SUB-ACCOUNT:
                  2017.     $1.80       $2.13            --
                  2016.     $1.77       $1.80            --
                  2015.     $1.87       $1.77            --
                  2014.     $1.78       $1.87            --
                  2013.     $1.32       $1.78            --
                  2012.     $1.22       $1.32            --
                  2011.     $1.32       $1.22        22,997
                  2010.     $1.06       $1.32        23,298
                  2009.     $0.76       $1.06        23,602
                  2008.     $1.35       $0.76            --





                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------
                GOLDMAN SACHS VIT GLOBAL TRENDS ALLOCATION
                 SUB-ACCOUNT(F):
                  2017.     $0.98       $1.08          --
                  2016.     $0.96       $0.98          --
                  2015.     $1.05       $0.96          --
                  2014.     $1.03       $1.05          --
                  2013.     $1.00       $1.03          --
                GOLDMAN SACHS VIT HIGH QUALITY FLOATING RATE
                 SUB-ACCOUNT(B):
                  2017.     $0.96       $0.95          --
                  2016.     $0.97       $0.96          --
                  2015.     $1.00       $0.97          --
                  2014.     $1.03       $1.00          --
                  2013.     $1.05       $1.03          --
                  2012.     $1.05       $1.05          --
                  2011.     $1.01       $1.05          --
                  2010.     $1.00       $1.01          --
                INVESCO V.I. AMERICAN VALUE SUB-ACCOUNT:
                  2017.     $1.36       $1.45          --
                  2016.     $1.21       $1.36          --
                  2015.     $1.37       $1.21          --
                  2014.     $1.28       $1.37          --
                  2013.     $0.98       $1.28          --
                  2012.     $0.86       $0.98          --
                  2011.     $0.87       $0.86          --
                  2010.     $0.73       $0.87          --
                  2009.     $0.54       $0.73          --
                  2008.     $0.95       $0.54          --
                INVESCO V.I. COMSTOCK SUB-ACCOUNT:
                  2017.     $1.94       $2.22          --
                  2016.     $1.70       $1.94          --
                  2015.     $1.86       $1.70          --
                  2014.     $1.75       $1.86          --
                  2013.     $1.32       $1.75          --
                  2012.     $1.14       $1.32          --
                  2011.     $1.19       $1.14          --
                  2010.     $1.06       $1.19          --
                  2009.     $0.84       $1.06          --
                  2008.     $1.35       $0.84          --
                INVESCO V.I. EQUITY AND INCOME SUB-ACCOUNT(D):
                  2017.     $1.41       $1.52          --
                  2016.     $1.26       $1.41          --
                  2015.     $1.33       $1.26          --
                  2014.     $1.25       $1.33          --
                  2013.     $1.03       $1.25          --
                  2012.     $0.94       $1.03          --
                  2011.     $0.98       $0.94          --
                  2010.     $0.93       $0.98          --
                  2009.     $0.71       $0.93          --
                  2008.     $1.19       $0.71          --

2.50% Variable Account Charge Continued



                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------
                INVESCO V.I. GROWTH AND INCOME SUB-ACCOUNT:
                  2017.     $2.08       $2.32             --
                  2016.     $1.79       $2.08             --
                  2015.     $1.90       $1.79             52
                  2014.     $1.77       $1.90            798
                  2013.     $1.36       $1.77            810
                  2012.     $1.22       $1.36            823
                  2011.     $1.27       $1.22          1,517
                  2010.     $1.17       $1.27          2,276
                  2009.     $0.96       $1.17          3,084
                  2008.     $1.46       $0.96             --
                INVESCO V.I. SMALL CAP EQUITY SUB-ACCOUNT:
                  2017.     $1.30       $1.44         15,874
                  2016.     $1.19       $1.30         31,950
                  2015.     $1.29       $1.19         34,763
                  2014.     $1.30       $1.29         37,377
                  2013.     $0.97       $1.30         51,493
                  2012.     $0.88       $0.97         43,581
                  2011.     $0.91       $0.88         56,601
                  2010.     $0.73       $0.91         67,787
                  2009.     $0.62       $0.73         69,665
                  2008.     $0.92       $0.62         17,953
                IVY VIP ASSET STRATEGY SUB-ACCOUNT(W):
                  2017.     $2.19       $2.53        126,121
                  2016.     $2.31       $2.19        143,136
                  2015.     $2.58       $2.31        134,573
                  2014.     $2.79       $2.58        139,244
                  2013.     $2.29       $2.79        153,720
                  2012.     $1.97       $2.29        147,240
                  2011.     $2.17       $1.97        166,049
                  2010.     $2.05       $2.17        157,104
                  2009.     $1.68       $2.05         18,545
                  2008.     $2.32       $1.68         11,508
                IVY VIP BALANCED SUB-ACCOUNT(W):
                  2017.     $1.79       $1.95             --
                  2016.     $1.80       $1.79             --
                  2015.     $1.85       $1.80             --
                  2014.     $1.77       $1.85             --
                  2013.     $1.46       $1.77             --
                  2012.     $1.34       $1.46             --
                  2011.     $1.33       $1.34             --
                  2010.     $1.17       $1.33             --
                  2009.     $1.06       $1.17             --
                  2008.     $1.37       $1.06             --
                IVY VIP CORE EQUITY SUB-ACCOUNT(W):
                  2017.     $2.21       $2.60             --
                  2016.     $2.18       $2.21             --
                  2015.     $2.25       $2.18             --
                  2014.     $2.10       $2.25             --
                  2013.     $1.62       $2.10             --
                  2012.     $1.40       $1.62             --
                  2011.     $1.41       $1.40             --
                  2010.     $1.19       $1.41             --
                  2009.     $0.99       $1.19             --
                  2008.     $1.55       $0.99             --





                         UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                         BEGINNING OF  AT END OF  OUTSTANDING AT
                            PERIOD       PERIOD    END OF PERIOD
                         ------------- ---------- ---------------
                IVY VIP GLOBAL GROWTH SUB-ACCOUNT(W):
                  2017.      $1.68       $2.04            --
                  2016.      $1.78       $1.68            --
                  2015.      $1.76       $1.78            --
                  2014.      $1.79       $1.76            --
                  2013.      $1.54       $1.79         4,663
                  2012.      $1.34       $1.54            --
                  2011.      $1.48       $1.34        24,664
                  2010.      $1.32       $1.48        23,954
                  2009.      $1.07       $1.32        23,183
                  2008.      $1.89       $1.07            --
                IVY VIP HIGH INCOME SUB-ACCOUNT(F)(M)(W):
                  2017.      $1.05       $1.09            --
                  2016.      $0.93       $1.05         6,014
                  2015.      $1.02       $0.93        30,074
                  2014.      $1.02       $1.02        30,508
                  2013.      $1.00       $1.02            --
                IVY VIP INTERNATIONAL CORE EQUITY SUB-ACCOUNT(W):
                  2017..     $1.70       $2.05        25,587
                  2016..     $1.73       $1.70        44,493
                  2015..     $1.79       $1.73        48,402
                  2014..     $1.81       $1.79        46,191
                  2013..     $1.48       $1.81        69,060
                  2012..     $1.34       $1.48        58,615
                  2011..     $1.60       $1.34        55,038
                  2010..     $1.44       $1.60        64,855
                  2009..     $1.08       $1.44        61,492
                  2008..     $1.91       $1.08        16,453
                IVY VIP MICRO CAP GROWTH SUB-ACCOUNT(W):
                  2017..     $2.07       $2.20            --
                  2016..     $1.88       $2.07         4,046
                  2015..     $2.12       $1.88           742
                  2014..     $2.21       $2.12            --
                  2013..     $1.44       $2.21            --
                  2012..     $1.32       $1.44            --
                  2011..     $1.46       $1.32            --
                  2010..     $1.06       $1.46            --
                  2009..     $0.77       $1.06            --
                  2008..     $1.52       $0.77            --
                IVY VIP MID CAP GROWTH SUB-ACCOUNT(W):
                  2017..     $2.16       $2.67         7,553
                  2016..     $2.08       $2.16         7,553
                  2015..     $2.27       $2.08         6,577
                  2014..     $2.16       $2.27         6,663
                  2013..     $1.70       $2.16         6,754
                  2012..     $1.54       $1.70         6,846
                  2011..     $1.58       $1.54            --
                  2010..     $1.23       $1.58            --
                  2009..     $0.86       $1.23            --
                  2008..     $1.39       $0.86            --

2.50% Variable Account Charge Continued



                         UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                         BEGINNING OF  AT END OF  OUTSTANDING AT
                            PERIOD       PERIOD    END OF PERIOD
                         ------------- ---------- ---------------
                IVY VIP NATURAL RESOURCES SUB-ACCOUNT(W)(Y):
                  2017.      $0.96       $0.96         63,416
                  2016.      $0.79       $0.96        111,881
                  2015.      $1.05       $0.79        119,970
                  2014.      $1.23       $1.05         75,417
                  2013.      $1.17       $1.23         84,571
                  2012.      $1.18       $1.17         90,822
                  2011.      $1.54       $1.18         76,247
                  2010.      $1.35       $1.54         94,510
                  2009.      $0.80       $1.35         17,257
                  2008.      $2.12       $0.80         10,453
                IVY VIP PATHFINDER MODERATE -- MANAGED VOLATILITY
                 SUB-ACCOUNT(G)(W):
                  2017..     $1.02       $1.13             --
                  2016..     $1.03       $1.02             --
                  2015..     $1.06       $1.03             --
                  2014..     $1.04       $1.06             --
                  2013..     $1.00       $1.04             --
                IVY VIP PATHFINDER MODERATELY AGGRESSIVE --
                 MANAGED VOLATILITY SUB-ACCOUNT(G)(W):
                  2017..     $1.03       $1.16             --
                  2016..     $1.03       $1.03             --
                  2015..     $1.06       $1.03             --
                  2014..     $1.05       $1.06             --
                  2013..     $1.00       $1.05             --
                IVY VIP PATHFINDER MODERATELY CONSERVATIVE --
                 MANAGED VOLATILITY SUB-ACCOUNT(G)(W):
                  2017..     $1.00       $1.09             --
                  2016..     $1.01       $1.00             --
                  2015..     $1.04       $1.01             --
                  2014..     $1.04       $1.04             --
                  2013..     $1.00       $1.04             --
                IVY VIP SCIENCE AND TECHNOLOGY SUB-ACCOUNT(W):
                  2017..     $2.89       $3.72          1,125
                  2016..     $2.92       $2.89         12,078
                  2015..     $3.08       $2.92         10,985
                  2014..     $3.07       $3.08          7,060
                  2013..     $2.01       $3.07          9,072
                  2012..     $1.61       $2.01          6,988
                  2011..     $1.76       $1.61          5,549
                  2010..     $1.60       $1.76          8,582
                  2009..     $1.14       $1.60          9,503
                  2008..     $1.76       $1.14         11,885
                IVY VIP SMALL CAP CORE SUB-ACCOUNT(W)(Z):
                  2017..     $2.34       $2.59             --
                  2016..     $1.86       $2.34          2,539
                  2015..     $2.02       $1.86          7,437
                  2014..     $1.93       $2.02          8,046
                  2013..     $1.48       $1.93          9,276
                  2012..     $1.28       $1.48          9,879
                  2011..     $1.51       $1.28          6,750
                  2010..     $1.22       $1.51          6,633
                  2009..     $0.97       $1.22          2,587
                  2008..     $1.35       $0.97          5,269





                         UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                         BEGINNING OF  AT END OF  OUTSTANDING AT
                            PERIOD       PERIOD    END OF PERIOD
                         ------------- ---------- ---------------
                IVY VIP VALUE SUB-ACCOUNT(W):
                  2017.      $1.95       $2.14             --
                  2016.      $1.80       $1.95             --
                  2015.      $1.92       $1.80             --
                  2014.      $1.77       $1.92             --
                  2013.      $1.34       $1.77             --
                  2012.      $1.16       $1.34             --
                  2011.      $1.28       $1.16             --
                  2010.      $1.11       $1.28             --
                  2009.      $0.90       $1.11             --
                  2008.      $1.39       $0.90             --
                JANUS HENDERSON BALANCED SUB-ACCOUNT(AC):
                  2017.      $1.89       $2.18             --
                  2016.      $1.86       $1.89          1,109
                  2015.      $1.90       $1.86          1,157
                  2014.      $1.80       $1.90          1,666
                  2013.      $1.54       $1.80          1,619
                  2012.      $1.39       $1.54          2,013
                  2011.      $1.41       $1.39          2,997
                  2010.      $1.33       $1.41          3,369
                  2009.      $1.09       $1.33          5,911
                  2008.      $1.33       $1.09          7,306
                JANUS HENDERSON FLEXIBLE BOND SUB-ACCOUNT(N)(AD):
                  2017..     $0.97       $0.98             --
                  2016..     $0.97       $0.97             --
                  2015..     $1.00       $0.97             --
                JANUS HENDERSON FORTY SUB-ACCOUNT(AE):
                  2017..     $2.41       $3.05        100,667
                  2016..     $2.42       $2.41        111,549
                  2015..     $2.22       $2.42         92,234
                  2014..     $2.10       $2.22         93,998
                  2013..     $1.64       $2.10         96,677
                  2012..     $1.36       $1.64         95,982
                  2011..     $1.50       $1.36        102,212
                  2010..     $1.44       $1.50        142,321
                  2009..     $1.01       $1.44          9,268
                  2008..     $1.87       $1.01          8,164
                JANUS HENDERSON MID CAP VALUE SUB-ACCOUNT(AF):
                  2017..     $1.40       $1.55          9,140
                  2016..     $1.21       $1.40         18,245
                  2015..     $1.28       $1.21         25,957
                  2014..     $1.21       $1.28         26,521
                  2013..     $0.99       $1.21         41,795
                  2012..     $0.92       $0.99         34,921
                  2011..     $0.97       $0.92         41,269
                  2010..     $0.86       $0.97         48,770
                  2009..     $0.66       $0.86         38,689
                  2008..     $0.94       $0.66         11,727

2.50% Variable Account Charge Continued



                         UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                         BEGINNING OF  AT END OF  OUTSTANDING AT
                            PERIOD       PERIOD    END OF PERIOD
                         ------------- ---------- ---------------
                JANUS HENDERSON OVERSEAS SUB-ACCOUNT(AG):
                  2017.      $1.56       $1.99        20,900
                  2016.      $1.71       $1.56        31,110
                  2015.      $1.93       $1.71        33,278
                  2014.      $2.25       $1.93        33,467
                  2013.      $2.02       $2.25        43,116
                  2012.      $1.83       $2.02        35,408
                  2011.      $2.77       $1.83        33,922
                  2010.      $2.27       $2.77        33,394
                  2009.      $1.30       $2.27        32,719
                  2008.      $2.79       $1.30        16,249
                MFS(R) MID CAP GROWTH SERIES SUB-ACCOUNT:
                  2017.      $1.56       $1.93            --
                  2016.      $1.53       $1.56            --
                  2015.      $1.50       $1.53            --
                  2014.      $1.42       $1.50            --
                  2013.      $1.06       $1.42            --
                  2012.      $0.93       $1.06            --
                  2011.      $1.02       $0.93            --
                  2010.      $0.81       $1.02            --
                  2009.      $0.59       $0.81            --
                  2008.      $1.24       $0.59            --
                MFS(R) VIT II INTERNATIONAL VALUE SUB-ACCOUNT(N):
                  2017..     $0.97       $1.20            --
                  2016..     $0.96       $0.97            --
                  2015..     $1.00       $0.96            --
                MORGAN STANLEY VIF EMERGING MARKETS EQUITY
                 SUB-ACCOUNT(AA):
                  2017..     $0.59       $0.78        20,886
                  2016..     $0.57       $0.59        30,702
                  2015..     $0.66       $0.57        34,370
                  2014..     $0.70       $0.66        33,290
                  2013..     $0.73       $0.70        46,326
                  2012..     $0.63       $0.73        38,418
                  2011..     $0.78       $0.63        29,833
                  2010..     $0.68       $0.78        34,762
                  2009..     $0.41       $0.68        38,124
                  2008..     $0.97       $0.41        10,469
                MORNINGSTAR AGGRESSIVE GROWTH ETF ASSET ALLOCATION
                 SUB-ACCOUNT(R):
                  2017..     $1.01       $1.17        51,068
                  2016..     $0.93       $1.01        55,929
                  2015..     $0.98       $0.93        54,147
                  2014..     $0.96       $0.98        55,742
                  2013..     $0.83       $0.96        60,623
                  2012..     $0.75       $0.83        93,684
                  2011..     $0.81       $0.75        94,915
                  2010..     $0.71       $0.81        52,393
                  2009..     $0.58       $0.71            --
                  2008..     $0.94       $0.58            --





                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------
                MORNINGSTAR BALANCED ETF ASSET ALLOCATION
                 SUB-ACCOUNT(S):
                  2017.     $1.07       $1.18        229,372
                  2016.     $1.01       $1.07        431,281
                  2015.     $1.06       $1.01        384,808
                  2014.     $1.04       $1.06        361,380
                  2013.     $0.95       $1.04        363,547
                  2012.     $0.88       $0.95        440,155
                  2011.     $0.91       $0.88        443,686
                  2010.     $0.83       $0.91        510,161
                  2009.     $0.72       $0.83        292,492
                  2008.     $0.97       $0.72        170,240
                MORNINGSTAR CONSERVATIVE ETF ASSET ALLOCATION
                 SUB-ACCOUNT(T):
                  2017.     $1.03       $1.07             --
                  2016.     $1.01       $1.03             --
                  2015.     $1.05       $1.01             --
                  2014.     $1.05       $1.05             --
                  2013.     $1.04       $1.05             --
                  2012.     $1.02       $1.04         33,742
                  2011.     $1.01       $1.02         34,185
                  2010.     $0.97       $1.01         34,631
                  2009.     $0.92       $0.97         35,084
                  2008.     $1.01       $0.92             --
                MORNINGSTAR GROWTH ETF ASSET ALLOCATION
                 SUB-ACCOUNT(U):
                  2017.     $1.04       $1.19        230,395
                  2016.     $0.97       $1.04        230,427
                  2015.     $1.02       $0.97        207,101
                  2014.     $1.00       $1.02        209,844
                  2013.     $0.88       $1.00             --
                  2012.     $0.80       $0.88             --
                  2011.     $0.85       $0.80             --
                  2010.     $0.76       $0.85             --
                  2009.     $0.63       $0.76             --
                  2008.     $0.95       $0.63             --
                MORNINGSTAR INCOME AND GROWTH ETF ASSET
                 ALLOCATION SUB-ACCOUNT(V):
                  2017.     $1.04       $1.12         35,174
                  2016.     $1.01       $1.04         35,206
                  2015.     $1.05       $1.01         31,668
                  2014.     $1.04       $1.05         32,114
                  2013.     $0.99       $1.04         32,565
                  2012.     $0.94       $0.99         69,613
                  2011.     $0.96       $0.94         70,560
                  2010.     $0.90       $0.96        109,072
                  2009.     $0.82       $0.90        110,782
                  2008.     $0.99       $0.82             --

2.50% Variable Account Charge Continued



                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------
                NEUBERGER BERMAN AMT SOCIALLY RESPONSIVE
                 SUB-ACCOUNT:
                  2017.     $1.33       $1.53             --
                  2016.     $1.24       $1.33             --
                  2015.     $1.28       $1.24             --
                  2014.     $1.19       $1.28             --
                  2013.     $0.89       $1.19             --
                  2012.     $0.82       $0.89             --
                  2011.     $0.87       $0.82             --
                  2010.     $0.73       $0.87             --
                  2009.     $0.57       $0.73             --
                  2008.     $0.96       $0.57             --
                OPPENHEIMER INTERNATIONAL GROWTH/VA SUB-ACCOUNT:
                  2017.     $1.81       $2.24             --
                  2016.     $1.91       $1.81             --
                  2015.     $1.90       $1.91             --
                  2014.     $2.10       $1.90             --
                  2013.     $1.71       $2.10             --
                  2012.     $1.44       $1.71             --
                  2011.     $1.60       $1.44             --
                  2010.     $1.43       $1.60             --
                  2009.     $1.06       $1.43             --
                  2008.     $1.90       $1.06             --
                OPPENHEIMER MAIN STREET SMALL CAP(R)/VA
                 SUB-ACCOUNT:
                  2017.     $1.50       $1.67         85,009
                  2016.     $1.31       $1.50         85,908
                  2015.     $1.43       $1.31         85,273
                  2014.     $1.31       $1.43         86,395
                  2013.     $0.96       $1.31         87,532
                  2012.     $0.83       $0.96         78,840
                  2011.     $0.88       $0.83         78,662
                  2010.     $0.73       $0.88        116,137
                  2009.     $0.55       $0.73             --
                  2008.     $0.90       $0.55             --
                PIMCO VIT GLOBAL DIVERSIFIED ALLOCATION
                 SUB-ACCOUNT(F):
                  2017.     $1.03       $1.18             --
                  2016.     $0.98       $1.03             --
                  2015.     $1.07       $0.98             --
                  2014.     $1.04       $1.07             --
                  2013.     $1.00       $1.04             --
                PIMCO VIT LOW DURATION SUB-ACCOUNT(B):
                  2017.     $0.95       $0.93             --
                  2016.     $0.96       $0.95             --
                  2015.     $0.98       $0.96             --
                  2014.     $1.00       $0.98             --
                  2013.     $1.03       $1.00         28,743
                  2012.     $0.99       $1.03         63,512
                  2011.     $1.01       $0.99             --
                  2010.     $1.00       $1.01             --





                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------
                PIMCO VIT TOTAL RETURN SUB-ACCOUNT(B):
                  2017.     $1.05       $1.07            --
                  2016.     $1.05       $1.05            --
                  2015.     $1.07       $1.05            --
                  2014.     $1.06       $1.07            --
                  2013.     $1.10       $1.06        26,656
                  2012.     $1.03       $1.10        90,117
                  2011.     $1.02       $1.03            --
                  2010.     $1.00       $1.02            --
                PUTNAM VT EQUITY INCOME SUB-ACCOUNT(A)(AB):
                  2017.     $1.71       $1.98            --
                  2016.     $1.54       $1.71            --
                  2015.     $1.63       $1.54            --
                  2014.     $1.48       $1.63            --
                  2013.     $1.15       $1.48            --
                  2012.     $0.99       $1.15            --
                  2011.     $0.99       $0.99            --
                  2010.     $0.90       $0.99            --
                  2009.     $0.72       $0.90            --
                  2008.     $1.33       $0.72            --
                PUTNAM VT GROWTH OPPORTUNITIES SUB-ACCOUNT(X):
                  2017.     $1.63       $2.08            --
                  2016.     $1.63       $1.63            --
                  2015.     $1.78       $1.63            --
                  2014.     $1.66       $1.78            --
                  2013.     $1.18       $1.66            --
                  2012.     $1.06       $1.18            --
                  2011.     $1.33       $1.06            --
                  2010.     $1.13       $1.33            --
                  2009.     $0.70       $1.13            --
                  2008.     $1.15       $0.70            --
                PUTNAM VT INTERNATIONAL EQUITY SUB-ACCOUNT:
                  2017.     $1.27       $1.57            --
                  2016.     $1.34       $1.27            --
                  2015.     $1.37       $1.34            --
                  2014.     $1.51       $1.37            --
                  2013.     $1.20       $1.51            --
                  2012.     $1.01       $1.20            --
                  2011.     $1.25       $1.01            --
                  2010.     $1.17       $1.25         4,217
                  2009.     $0.96       $1.17         4,195
                  2008.     $1.75       $0.96         3,320
                PUTNAM VT SUSTAINABLE LEADERS SUB-ACCOUNT(AI):
                  2017.     $1.85       $2.34            --
                  2016.     $1.76       $1.85            --
                  2015.     $1.81       $1.76            --
                  2014.     $1.64       $1.81            --
                  2013.     $1.23       $1.64            --
                  2012.     $1.08       $1.23            --
                  2011.     $1.17       $1.08            --
                  2010.     $1.00       $1.17            --
                  2009.     $0.78       $1.00            --
                  2008.     $1.30       $0.78            --

2.50% Variable Account Charge Continued



                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------
                SFT ADVANTUS BOND SUB-ACCOUNT:
                  2017.     $1.18       $1.20        127,034
                  2016.     $1.16       $1.18        155,178
                  2015.     $1.19       $1.16        196,726
                  2014.     $1.14       $1.19        203,686
                  2013.     $1.18       $1.14        290,115
                  2012.     $1.13       $1.18        244,192
                  2011.     $1.07       $1.13        297,754
                  2010.     $1.00       $1.07        261,792
                  2009.     $0.89       $1.00        245,480
                  2008.     $1.05       $0.89         43,029
                SFT ADVANTUS DYNAMIC MANAGED VOLATILITY
                 SUB-ACCOUNT(F)(P):
                  2017.     $1.11       $1.28             --
                  2016.     $1.05       $1.11             --
                  2015.     $1.11       $1.05             --
                  2014.     $1.06       $1.11             --
                  2013.     $1.00       $1.06             --
                SFT ADVANTUS GOVERNMENT MONEY MARKET
                 SUB-ACCOUNT(Q):
                  2017.     $0.83       $0.81             --
                  2016.     $0.85       $0.83          5,847
                  2015.     $0.87       $0.85         13,647
                  2014.     $0.89       $0.87         73,159
                  2013.     $0.92       $0.89         20,416
                  2012.     $0.94       $0.92        211,362
                  2011.     $0.96       $0.94        207,931
                  2010.     $0.99       $0.96         19,121
                  2009.     $1.01       $0.99         17,655
                  2008.     $1.02       $1.01        117,945
                SFT ADVANTUS INDEX 400 MID-CAP SUB-ACCOUNT:
                  2017.     $2.49       $2.81         36,712
                  2016.     $2.13       $2.49         46,116
                  2015.     $2.24       $2.13         50,000
                  2014.     $2.10       $2.24         51,693
                  2013.     $1.63       $2.10         68,394
                  2012.     $1.42       $1.63         70,700
                  2011.     $1.49       $1.42         63,514
                  2010.     $1.21       $1.49         52,782
                  2009.     $0.91       $1.21         45,580
                  2008.     $1.47       $0.91         12,794
                SFT ADVANTUS INDEX 500 SUB-ACCOUNT:
                  2017.     $1.91       $2.25             --
                  2016.     $1.75       $1.91          2,530
                  2015.     $1.78       $1.75          2,070
                  2014.     $1.61       $1.78          5,462
                  2013.     $1.26       $1.61          6,242
                  2012.     $1.12       $1.26          7,096
                  2011.     $1.13       $1.12          8,172
                  2010.     $1.01       $1.13          9,690
                  2009.     $0.82       $1.01         10,599
                  2008.     $1.34       $0.82          5,351





                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------
                SFT ADVANTUS INTERNATIONAL BOND SUB-ACCOUNT:
                  2017.     $1.29       $1.28         14,715
                  2016.     $1.29       $1.29         25,544
                  2015.     $1.38       $1.29         33,411
                  2014.     $1.39       $1.38         38,196
                  2013.     $1.42       $1.39         62,451
                  2012.     $1.26       $1.42         52,425
                  2011.     $1.29       $1.26         64,764
                  2010.     $1.16       $1.29         75,244
                  2009.     $1.01       $1.16         70,516
                  2008.     $1.00       $1.01         26,578
                SFT ADVANTUS MANAGED VOLATILITY EQUITY
                 SUB-ACCOUNT(O):
                  2017.     $1.01       $1.15             --
                  2016.     $1.00       $1.01             --
                  2015.     $1.00       $1.00             --
                SFT ADVANTUS MORTGAGE SECURITIES SUB-ACCOUNT:
                  2017.     $1.02       $1.02             --
                  2016.     $1.03       $1.02          6,318
                  2015.     $1.03       $1.03         10,402
                  2014.     $1.00       $1.03         11,053
                  2013.     $1.04       $1.00         25,948
                  2012.     $1.03       $1.04         23,471
                  2011.     $0.99       $1.03         23,456
                  2010.     $0.95       $0.99         27,723
                  2009.     $0.91       $0.95         25,929
                  2008.     $1.07       $0.91          7,173
                SFT ADVANTUS REAL ESTATE SECURITIES SUB-ACCOUNT:
                  2017.     $2.34       $2.41         30,881
                  2016.     $2.30       $2.34         34,735
                  2015.     $2.25       $2.30         29,121
                  2014.     $1.77       $2.25         31,496
                  2013.     $1.79       $1.77         43,902
                  2012.     $1.56       $1.79         44,909
                  2011.     $1.52       $1.56         49,496
                  2010.     $1.21       $1.52         39,037
                  2009.     $0.99       $1.21         43,177
                  2008.     $1.60       $0.99          8,682
                SFT IVY/SM/ GROWTH SUB-ACCOUNT(H)(I):
                  2017.     $1.98       $2.50         71,884
                  2016.     $2.01       $1.98         91,327
                  2015.     $1.93       $2.01        118,206
                  2014.     $1.75       $1.93        124,434
                SFT IVY/SM/ SMALL CAP GROWTH SUB-ACCOUNT(H)(J):
                  2017.     $1.99       $2.43             --
                  2016.     $1.68       $1.99          5,184
                  2015.     $1.79       $1.68         10,587
                  2014.     $1.68       $1.79         11,178
                SFT T. ROWE PRICE VALUE SUB-ACCOUNT(H)(L):
                  2017.     $2.12       $2.46         41,032
                  2016.     $1.97       $2.12         68,192
                  2015.     $2.06       $1.97        116,264
                  2014.     $1.93       $2.06        116,943

2.50% Variable Account Charge Continued



                         UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                         BEGINNING OF  AT END OF  OUTSTANDING AT
                            PERIOD       PERIOD    END OF PERIOD
                         ------------- ---------- ---------------
                SFT WELLINGTON CORE EQUITY SUB-ACCOUNT(H)(K)(AH):
                  2017..     $2.15       $2.54         4,140
                  2016..     $2.10       $2.15        21,748
                  2015..     $2.13       $2.10        18,071
                  2014..     $1.95       $2.13        17,653
                TEMPLETON DEVELOPING MARKETS VIP SUB-ACCOUNT:
                  2017..     $1.63       $2.23         9,337
                  2016..     $1.42       $1.63         9,613
                  2015..     $1.81       $1.42         8,556
                  2014..     $2.03       $1.81         8,121
                  2013..     $2.10       $2.03         8,055
                  2012..     $1.90       $2.10         7,922
                  2011..     $2.32       $1.90        10,239
                  2010..     $2.02       $2.32         8,197
                  2009..     $1.20       $2.02           463
                  2008..     $2.60       $1.20         1,245
                TOPS(R) MANAGED RISK BALANCED ETF SUB-ACCOUNT(E):
                  2017..     $1.03       $1.11            --
                  2016..     $1.00       $1.03            --
                  2015..     $1.07       $1.00            --
                  2014..     $1.07       $1.07            --
                  2013..     $1.01       $1.07            --
                  2012..     $1.00       $1.01            --





                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------
                TOPS(R) MANAGED RISK FLEX ETF SUB-ACCOUNT(G):
                  2017.     $0.97       $1.06          --
                  2016.     $0.95       $0.97          --
                  2015.     $1.02       $0.95          --
                  2014.     $1.02       $1.02          --
                  2013.     $1.00       $1.02          --
                TOPS(R) MANAGED RISK GROWTH ETF SUB-ACCOUNT(E):
                  2017.     $1.03       $1.18          --
                  2016.     $1.00       $1.03          --
                  2015.     $1.13       $1.00          --
                  2014.     $1.14       $1.13          --
                  2013.     $1.01       $1.14          --
                  2012.     $1.00       $1.01          --
                TOPS(R) MANAGED RISK MODERATE GROWTH ETF
                 SUB-ACCOUNT(E):
                  2017.     $1.05       $1.17          --
                  2016.     $1.01       $1.05          --
                  2015.     $1.11       $1.01          --
                  2014.     $1.11       $1.11          --
                  2013.     $1.01       $1.11          --
                  2012.     $1.00       $1.01          --

--------

(a) Putnam VT New Value Fund merged into the Putnam VT Equity Income Fund effective January 5, 2009.
(b) Sub-Account was made available effective April 30, 2010.
(c) Sub-Account was made available effective April 29, 2011.
(d) Invesco V.I. Basic Balanced merged into Invesco Van Kampen V.I. Equity and Income effective May 2, 2011.
(e) Sub-Account was made available effective May 1, 2012.
(f) Sub-Account was made available effective May 1, 2013.
(g) Sub-Account was made available effective October 4, 2013.
(h) Sub-Account was made available effective May 1, 2014.
(i) American Century VP Ultra(R), Franklin Large Cap Growth VIP, Invesco V.I. American Franchise, Ivy Funds VIP Growth, MFS(R) Investors Growth Stock Series, and Oppenheimer Capital Appreciation/VA substituted into SFT Ivy/SM/ Growth effective May 1, 2014.
(j) Ivy Funds VIP Small Cap Growth and MFS(R) New Discovery Series substituted into SFT Ivy/SM/ Small Cap Growth effective May 1, 2014.
(k) Invesco V.I. Core Equity and Fidelity(R) VIP Contrafund(R) substituted into SFT Pyramis(R) Core Equity effective May 1, 2014.
(l) American Century VP Value and MFS(R) Value Series substituted into SFT T. Rowe Price Value effective May 1, 2014.
(m) Fidelity(R) VIP High Income and Oppenheimer Global Strategic Income/VA substituted into Ivy VIP High Income effective May 1, 2014.
(n) Sub-Account was made available effective May 1, 2015.
(o) Sub-Account was made available effective November 23, 2015.
(p) SFT Advantus Managed Volatility Fund changed its name to SFT Advantus Dynamic Managed Volatility Fund effective April 29, 2016.

(q) SFT Advantus Money Market Fund changed its name to SFT Advantus Government Money Market Fund effective April 29, 2016.
(r) Ibbotson Aggressive Growth ETF Asset Allocation changed its name to Morningstar Aggressive Growth ETF Asset Allocation effective April 29, 2016.
(s) Ibbotson Balanced ETF Asset Allocation changed its name to Morningstar Balanced ETF Asset Allocation effective April 29, 2016.
(t) Ibbotson Conservative ETF Asset Allocation changed its name to Morningstar Conservative ETF Asset Allocation effective April 29, 2016.
(u) Ibbotson Growth ETF Asset Allocation changed its name to Morningstar Growth ETF Asset Allocation effective April 29, 2016.
(v) Ibbotson Income and Growth ETF Asset Allocation changed its name to Morningstar Income and Growth ETF Asset Allocation effective April 29, 2016.
(w) The Ivy Insurance Portfolios Trust has removed the word "Funds" from the portfolios' names effective September 30, 2016.
(x) Putnam VT Voyager Fund merged into the Putnam VT Growth Opportunities Fund effective November 21, 2016.
(y) Ivy VIP Global Natural Resources changed its name to Ivy VIP Natural Resources effective April 28, 2017.
(z) Ivy VIP Small Cap Value changed its name to Ivy VIP Small Cap Core effective April 28, 2017.
(aa)Universal Institutional Funds, Inc. Emerging Markets Equity changed its name to Morgan Stanley Variable Insurance Fund, Inc. Emerging Markets
    Equity effective May 1, 2017.
(ab)Putnam VT Growth and Income Fund merged into the Putnam VT Equity Income Fund effective May 15, 2017.
(ac)Janus Aspen Balanced changed its name to Janus Henderson Balanced effective June 5, 2017.
(ad)Janus Aspen Flexible Bond changed its name to Janus Henderson Flexible Bond effective June 5, 2017.
(ae)Janus Aspen Forty changed its name to Janus Henderson Forty effective
    June 5, 2017.
(af)Janus Aspen Perkins Mid Cap Value changed its name to Janus Henderson Mid Cap Value effective June 5, 2017.
(ag)Janus Aspen Overseas changed its name to Janus Henderson Overseas effective June 5, 2017.
(ah)SFT Pyramis(R) Core Equity changed its name to SFT Wellington Core Equity effective November 20, 2017.
(ai)Putnam VT Multi-Cap Growth changed its name to Putnam VT Sustainable
    Leaders effective April 30, 2018.

             APPENDIX B -- ILLUSTRATION OF VARIABLE ANNUITY VALUES

The illustration included in this Appendix shows the effect of investment performance on the monthly variable annuity income. The illustration assumes a gross investment return of: 0.00%, 6.82% and 10.00%.

For illustration purposes, an average annual expense equal to 2.32% of the average daily net assets is deducted from the gross investment return to determine the net investment return. The net investment return is then used to project the monthly variable annuity incomes. The average expense charge of 2.32% includes: 1.20% for mortality and expense risk, .15% for administrative fee and an average of 0.97% for the fund management fee, other fund expenses, and distribution fee. The average is calculated from the Total Annual Portfolio Company Operating Expenses and is based on the total annual portfolio operating expenses with waivers or reductions applied.

The gross and net investment rates are for illustrative purposes only and are not a reflection of past or future performance. Actual variable annuity income will be more or less than shown if the actual returns are different than those illustrated.

The illustration assumes 100% of the assets are invested in the sub-account(s) of the variable annuity account. For comparison purposes, a current fixed annuity income, available through the General Account, is also provided. The illustration assumes an initial interest rate, used to determine the first variable payment of 4.50%. After the first variable annuity payment future payments will increase if the annualized net rate of return exceeds the initial interest rate, and will decrease if the annualized net rate of return is less than the initial interest rate.

The illustration provided is for a male, age 65, selecting a life and 10 year certain annuity option with $100,000 of non-qualified funds, residing in the State of Minnesota. This illustration is based on average fund expenses. Upon request, a similar illustration specific to your situation and fund election may be available.

             VARIABLE ANNUITY INCOME -- HYPOTHETICAL ILLUSTRATION
       ANNUITY INCOME OPTION -- LIFE ANNUITY WITH 10 YEAR PERIOD CERTAIN

PREPARED  FOR: Client
VARIABLE  CONTRIBUTION: $100,000.00
INITIAL  VARIABLE  MONTHLY  INCOME: $612.09

The illustration below shows how investment returns may affect variable annuity income payments. This illustration is hypothetical and is not intended to project or predict investment results.

Annuity income payments will INCREASE if the returns on your investments ARE GREATER THAN the total of the Assumed Investment Return (AIR) and your annual contract expenses.

Annuity income payments will DECREASE if the returns on your investments ARE LESS THAN the total of the Assumed Investment Return (AIR) and your annual contract expenses.

An AIR of 4.50% annually is used for calculating the initial income payment. More information on the annual expense charges for this contract can be found in the prospectus.

The graph and table below show how annual gross investment returns of 0%, 6.82% and 10.00% would affect annuity income payments. The calculated income shown is after the deduction of all contract expenses (based on your investment allocation).

In the example below, the annuity income amount shown assumes a constant annual investment return. The actual rate of return and resulting annuity income payments will vary over time.

VARIABLE ANNUITY INCOME -- HYPOTHETICAL

                   Impact of Rate of Return on Monthly Income

                               Annuity Income ($)

                                    [CHART]

                 0.00% Gross            6.82% Gross             10.00% Gross
   Age          (-2.32% Net)            (4.50% Net)              (7.68% Net)
  -----         ------------            -----------             ------------
   65               $612                    $612                     $612
   68               $500                    $612                     $670
   71               $408                    $612                     $733
   74               $333                    $612                     $802
   77               $272                    $612                     $877
   80               $222                    $612                     $960
   83               $182                    $612                   $1,050
   86               $148                    $612                   $1,149
   89               $121                    $612                   $1,257
   92                $99                    $612                   $1,375
   95                $81                    $612                   $1,504
   98                $66                    $612                   $1,646

VARIABLE ANNUITY INCOME -- SUPPORTING DETAIL



                             MONTHLY ANNUITY INCOME BASED ON HYPOTHETICAL
                                          RATE OF RETURN
                             -----------------------------------------
                                    0.00% GROSS  6.82% GROSS 10.00% GROSS
          BEGINNING OF YEAR  AGE    (-2.32% NET) (4.50% NET) (7.68% NET)
          -----------------  ---    ------------ ----------- ------------
                 1.......... 65         $612        $612        $  612
                 4.......... 68         $500        $612        $  670
                 7.......... 71         $408        $612        $  733
                 10......... 74         $333        $612        $  802
                 13......... 77         $272        $612        $  877
                 16......... 80         $222        $612        $  960
                 19......... 83         $182        $612        $1,050
                 22......... 86         $148        $612        $1,149
                 25......... 89         $121        $612        $1,257
                 28......... 92         $ 99        $612        $1,375
                 31......... 95         $ 81        $612        $1,504
                 34......... 98         $ 66        $612        $1,646



If you applied the amount of your purchase payment allocated to variable to a fixed annuity on the quotation date of this illustration, your fixed annuity income would be $527.13.


                   ILLUSTRATION OF MARKET VALUE ADJUSTMENTS

The following are examples of market value adjustment (MVA) calculations using hypothetical Swap Rates. The 'Swap Rate' is the weekly average of the 'Interest Rate Swap' rates as reported in Federal Reserve Bulletin Release H.15. Amounts withdrawn, surrendered, applied to provide annuity payments, or transferred from the guarantee periods of the guaranteed term account prior to their renewal date may be subject to a market value adjustment. As the examples below illustrate, the MVA may be either a negative or positive value. These examples do not include the effect of any deferred sales charge that may be assessed under the contract upon withdrawal and surrender.

The MVA factor is equal to:

                      [GRAPHIC]


             (1+i)     (n/12)
        [--------------- ]        -1
         (1+j+0.0025)

where i = Swap Rate for the week prior to the date of allocation into the guaranteed term account for a maturity equal to the guarantee period.

       j = Swap Rate for the week prior to the date of withdrawal, surrender, application to provide annuity payments or transfer with a maturity equal to the number of whole months remaining in the guarantee period.

       n = the number of whole months remaining in the Guarantee Period.

The amount of the MVA will never exceed, in a positive or negative direction, the excess interest earned on the guarantee period from which the withdrawal, surrender, amount applied to provide annuity payments, or transfer is to be made. For this purpose, excess interest is defined as the dollar amount of interest earned on each allocation into a guarantee period of the guaranteed term account in excess of interest earned based on the minimum guaranteed interest rate.

EXAMPLE 1:  NEGATIVE MVA

In this example, the Swap Rate at the time of the withdrawal is higher than the Swap Rate as of the date of allocation. Therefore, there is a negative MVA and the resultant payment is reduced by that amount.

MVA factor:

                      [GRAPHIC]


             (1+0.04)     (49/12)
        [--------------- ]        -1
         (1+0.06+0.0025)

        = -0.083689

For purposes of this example, the Swap Rate at allocation is 4% and the Swap Rate at withdrawal is 6%. A withdrawal of $10,000 is made from the 5 year guaranteed term account 11 months after the date of allocation.

The dollar amount of market value adjustment would be $10,000 X-0.083689 = -$836.89 and the resultant payment would be $10,000 - $836.89 = $9,163.11.

In addition to the market value adjustment, withdrawals and surrenders may be subject to a deferred sales charge as described in the contract. The market value adjustment is done before application of any deferred sales charge.

EXAMPLE 2:  POSITIVE MVA

In this example, the Swap Rate at the time of the withdrawal is lower than the Swap Rate as of the date of allocation. Therefore, there is a positive MVA and the resultant payment is increased by that amount.

MVA factor:

                 [GRAPHIC]


             (1+0.06)     (49/12)
        [--------------- ]        -1
         (1+0.04+0.0025)

        = 0.070340

For purposes of this example, the Swap Rate at allocation is 6% and the Swap Rate at withdrawal is 4%. A withdrawal of $10,000 is made from the 5 year guaranteed term account 11 months after the date of allocation.

The dollar amount of market value adjustment would be $10,000 X 0.070340 = $703.40 and the resultant payment would be $10,000 + $703.40 = $10,703.40.

In addition to the market value adjustment, withdrawals and surrenders may be subject to a deferred sales charge as described in the contract. The market value adjustment is done before application of any deferred sales charge.

                    APPENDIX C -- TYPES OF QUALIFIED PLANS

Tax qualified plans provide tax deferral. If you purchase an annuity contract in a tax qualified plan, the tax deferral feature of the annuity is redundant and offers you no additional advantage. You should purchase the annuity for reasons other than tax deferral when part of a qualified plan.

PUBLIC SCHOOL SYSTEMS AND CERTAIN TAX EXEMPT ORGANIZATIONS

This annuity contract will no longer be issued to Section 403(b) plans effective May 1, 2008.

Under the Code, Section 403(b), payments made by public school systems and certain tax exempt organizations to purchase annuity contracts for their employees are excludable from the gross income of the employee, subject to certain limitations. However, these payments may be subject to FICA (Social Security) taxes.

Code Section 403(b)(11) restricts the distribution under Code Section 403(b) annuity contracts of: (1) elective contributions made in years beginning after December 31, 1988; (2) earnings on those contributions; and (3) earnings in such years on amounts held as of the last year beginning before January 1, 1989. Distribution of those amounts may only occur upon death of the employee, attainment of age 59 1/2, severance from employment, disability, or financial hardship. Income attributable to elective contributions may not be distributed in the case of hardship.

The most comprehensive regulations under Code Section 403(b) since 1964 have been issued by the IRS. The regulations impose increased compliance obligations on employers and others involved in a Code Section 403(b) arrangement, including written plan documentation for all Code Section 403(b) plans. The regulations are generally effective January 1, 2009. You should consult a qualified tax advisor regarding the impact of these new regulations on your plan.

This annuity contract does not support plan loans, even if your plan may allow it.

INDIVIDUAL RETIREMENT ANNUITIES

Section 408 of the Code permits eligible individuals to contribute to an Individual Retirement Annuity, (an "IRA"). Distributions from certain other types of qualified plans may be "rolled over" on a tax-deferred basis into an IRA. The sale of a contract for use with an IRA will be subject to special disclosure requirements of the IRS. Purchasers of a contract for use with IRAs will be provided with supplemental information required by the IRS or other appropriate agencies. Such purchasers will have the right to revoke their purchase within 7 days of the earlier of the establishment of the IRA or their purchase. A qualified contract issued in connection with an IRA will be amended as necessary to conform to the requirements of the Code. You should seek competent advice as to the suitability of the contract for use with IRAs.

Earnings in an IRA are not taxed until distribution. IRA contributions are subject to certain limits each year and may be deductible in whole or in part depending on the individual's income. The limit on the amount contributed to an IRA does not apply to distributions from certain other types of qualified plans that are "rolled over" on a tax-deferred basis into an IRA. Amounts in the IRA (other than nondeductible contributions) are taxed at ordinary income rates when distributed from the IRA. Distributions prior to age 59 1/2 (unless certain exceptions apply) are subject to a 10% penalty tax.

A portion of the amount distributed from an IRA may be taxable based on the ratio of the "investment in the contract" to the individual's balance in the IRA, generally the value of the IRA. The "investment in the contract" generally equals the nondeductible contributions to an IRA. The "investment in the contract" can be zero.

SIMPLIFIED EMPLOYEE PENSION (SEP) IRAS

Employers may establish Simplified Employee Pension (SEP) IRAs under Code
Section 408(k) to provide IRA contributions on behalf of their employees. In addition to all of the general Code rules governing IRAs, such plans are subject to certain Code requirements regarding participation and amounts of contributions.

SIMPLE IRAS

Certain small employers may establish Simple IRAs as provided by Section 408(p) of the Code, under which employees may elect to defer a certain percentage of their compensation (as increased for cost of living adjustments). The sponsoring employer is required to make a matching contribution on behalf of contributing employees. Distributions from a Simple IRA are subject to the same restrictions that apply to IRA distributions and are taxed as ordinary income. Subject to certain exceptions, premature distributions prior to age 59 1/2 are subject to a 10% penalty tax, which is increased to 25% if the distribution occurs within the first two years after the commencement of the employee's participation in the plan.

ROTH IRAS

Section 408A of the Code permits certain eligible individuals to make nondeductible contributions to an individual retirement program known as a Roth IRA. Contributions to a Roth IRA, which are subject to certain limitations, must be made in cash or as a rollover or conversion from another Roth IRA or a traditional IRA. A rollover from, or conversion of, a traditional IRA to a Roth IRA may be subject to tax, deferred sales charges and other special rules may apply.

Qualified distributions from a Roth IRA, as defined by the Code, generally are excluded from gross income. Qualified distributions include those distributions made more than five years after the taxable year of the first contribution to the Roth IRA, but only if : (1) the annuity owner has reached age 59 1/2;
(2) the distribution is paid to a beneficiary after the owner's death; (3) the annuity owner becomes disabled; or (4) the distribution will be used for a first time home purchase and does not exceed $10,000. Non-qualified distributions are includable in gross income only to the extent they exceed contributions made to the Roth IRA. The taxable portion of a non-qualified distribution may be subject to a 10% penalty tax.

In addition, state laws may not completely follow the federal tax treatment of Roth IRAs. You should consult your tax adviser for further information regarding Roth IRAs.

CORPORATE PENSION AND PROFIT-SHARING PLANS AND H.R. 10 PLANS

Code Section 401(a) permits employers to establish various types of retirement plans for employees, and permits self-employed individuals to establish retirement plans for themselves and their employees. These retirement plans permit the purchase of the contracts to accumulate retirement savings under the plans for employees. Adverse tax or other legal consequences to the plan, to the participant or to both may result if this annuity is assigned or transferred to any individual as a means to provide benefit payments, unless the plan complies with all legal requirements applicable to such benefits prior to transfer of the annuity.

DEFERRED COMPENSATION PLANS

Code Section 457 provides for certain deferred compensation plans. These plans may be offered for service to state governments, local governments, political subdivisions, agencies, instrumentalities and certain affiliates of such entities, and tax exempt organizations. The plans may permit participants to specify the form of investment for their deferred compensation account. In general, all amounts received under a Section 457 plan are taxable and are subject to federal income tax withholding as wages. With respect to non-governmental Section 457 plans, all investments are owned by the sponsoring employer and are subject to the claims of the general creditors of the employer and depending on the terms of the particular plan, the employer may be entitled to draw on deferred amounts for purposes unrelated to its Section 457 plan obligations. Under the provisions of the Small Business Job Protection Act of 1996, all of the assets and income of a governmental plan maintained by an eligible employer as a Section 457 plan must be held in trust or in a qualifying custodial account or annuity contract held for the exclusive benefit of plan participants and beneficiaries.

  APPENDIX D -- EXAMPLES OF THE GUARANTEED MINIMUM WITHDRAWAL BENEFIT OPTION

Below are several examples that are designed to help show how the Guaranteed Minimum Withdrawal Benefit option functions. A complete description of the optional contract feature can be found in the prospectus section "Other Contract Options -- Guaranteed Minimum Withdrawal Benefit (GMWB) Option".

EXAMPLE #1 -- INITIAL VALUES ON THE EFFECTIVE DATE BASED ON AN INITIAL PURCHASE PAYMENT OF $100,000.

                     CONTRACT                                 GUARANTEED GUARANTEED
                      VALUE   PURCHASE             CONTRACT   WITHDRAWAL   ANNUAL
                      BEFORE  PAYMENTS WITHDRAWAL VALUE AFTER  BENEFIT   WITHDRAWAL
CONTRACT YEARS       ACTIVITY RECEIVED   AMOUNT    ACTIVITY     (GWB)      (GAW)
--------------       -------- -------- ---------- ----------- ---------- ----------
Beginning of Year 1.    $0    $100,000     $0      $100,000    $100,000    $7,000

EXAMPLE #2 -- SUBSEQUENT PURCHASE PAYMENT RECEIVED DURING FIRST CONTRACT YEAR AND BEFORE ANY WITHDRAWALS HAVE BEEN TAKEN.

If additional purchase payments are received, the GWB will increase by the amount of the purchase payment. The GAW will be recalculated as the greater of the previous GAW or 7% of the new GWB.

                             CONTRACT                                 GUARANTEED GUARANTEED
                              VALUE   PURCHASE             CONTRACT   WITHDRAWAL   ANNUAL
                              BEFORE  PAYMENTS WITHDRAWAL VALUE AFTER  BENEFIT   WITHDRAWAL
CONTRACT YEARS               ACTIVITY RECEIVED   AMOUNT    ACTIVITY     (GWB)      (GAW)
--------------               -------- -------- ---------- ----------- ---------- ----------
Beginning of Year 1 . . . .. $      0 $100,000     $0      $100,000    $100,000    $7,000
Activity.................... $102,000 $ 20,000     $0      $122,000    $120,000    $8,400

EXAMPLE #3 -- CUMULATIVE WITHDRAWALS DURING THE SECOND CONTRACT YEAR NOT EXCEEDING THE GAW.

While the rider is in effect, the client may make cumulative withdrawals up to the GAW each contract year without any adjustment to the GAW. The GWB will be reduced on a dollar-for-dollar basis. Withdrawals may be taken in a lump sum, in multiple withdrawals, or on a systematic withdrawal basis. Any portion of the GAW not withdrawn during a contract year may not be carried over to the next contract year.

                       CONTRACT                                 GUARANTEED GUARANTEED
                        VALUE   PURCHASE             CONTRACT   WITHDRAWAL   ANNUAL
                        BEFORE  PAYMENTS WITHDRAWAL VALUE AFTER  BENEFIT   WITHDRAWAL
CONTRACT YEARS         ACTIVITY RECEIVED   AMOUNT    ACTIVITY     (GWB)      (GAW)
--------------         -------- -------- ---------- ----------- ---------- ----------
Beginning of Year 1... $      0 $100,000       --    $100,000    $100,000    $7,000
Activity.............. $102,000 $ 20,000       --    $122,000    $120,000    $8,400
Beginning of Year 2...                                           $120,000    $8,400
Activity (withdrawal). $119,000       --   $8,400    $110,600    $111,600    $8,400

EXAMPLE #4 -- CUMULATIVE WITHDRAWALS DURING THIRD CONTRACT YEAR EXCEEDING GAW.

The client may withdraw more than the GAW in any contract year. Any withdrawal in excess of the GAW, will cause an immediate adjustment to the GWB and a recalculation of the GAW. The remaining GWB will be adjusted to the lesser of the contract value following the excess withdrawal or the GWB reduced by the amount of the withdrawal on a dollar-for-dollar basis. If contract values are declining, this can create a significant loss in guaranteed benefit. The GAW will be recalculated to the lesser of: (a) GAW before excess withdrawal;
(b) greater of: 7% of new GWB or 7% of contract value following withdrawal.

                              CONTRACT                                 GUARANTEED GUARANTEED
                               VALUE             PURCHASE   CONTRACT   WITHDRAWAL   ANNUAL
                               BEFORE  PAYMENTS WITHDRAWAL VALUE AFTER  BENEFIT   WITHDRAWAL
CONTRACT YEARS                ACTIVITY RECEIVED   AMOUNT    ACTIVITY     (GWB)      (GAW)
--------------                -------- -------- ---------- ----------- ---------- ----------
Beginning of Year 1.......... $      0 $100,000       --    $100,000    $100,000    $7,000
Activity..................... $102,000 $ 20,000       --    $122,000    $120,000    $8,400
Beginning of Year 2..........                                           $120,000    $8,400
Activity (withdrawal)........ $119,000       --   $8,400    $110,600    $111,600    $8,400
Beginning of Year 3..........                                           $111,600    $8,400
Activity (withdrawal)........ $112,000       --   $8,400    $103,600    $103,200    $8,400
Activity (excess withdrawal). $ 99,000       --   $5,000    $ 94,000    $ 94,000    $6,580

EXAMPLE #5 -- A RESET IN THE GWB IS ELECTED AT THE BEGINNING OF CONTRACT YEAR
7. THIS EXAMPLE ASSUMES THAT CUMULATIVE WITHDRAWALS FOR CONTRACT YEARS 4, 5 AND 6 DO NOT EXCEED THE GAW AND THAT NO ADDITIONAL PURCHASE PAYMENTS ARE MADE DURING THESE CONTRACT YEARS.

An optional reset may be elected on any anniversary beginning 3 years after the rider was added to the contract if the current contract value is greater than the current GWB. Election of the reset option will increase the charge if the current charge is greater. Once the reset has been elected, another reset may not be elected for another 3 years. When the reset is elected, the GWB will increase to the current contract value and the GAW will be recalculated to the greater of the prior GAW or 7% of the new GWB.

                              CONTRACT                                 GUARANTEED GUARANTEED
                               VALUE   PURCHASE             CONTRACT   WITHDRAWAL   ANNUAL
                               BEFORE  PAYMENTS WITHDRAWAL VALUE AFTER  BENEFIT   WITHDRAWAL
CONTRACT YEARS                ACTIVITY RECEIVED   AMOUNT    ACTIVITY     (GWB)      (GAW)
--------------                -------- -------- ---------- ----------- ---------- ----------
Beginning of Year 1.......... $      0 $100,000       --    $100,000    $100,000    $7,000
Activity..................... $102,000 $ 20,000       --    $122,000    $120,000    $8,400
Beginning of Year 2..........                                           $120,000    $8,400
Activity (withdrawal)........ $119,000       --   $8,400    $110,600    $111,600    $8,400
Beginning of Year 3..........                                           $111,600    $8,400
Activity (withdrawal)........ $112,000       --   $8,400    $103,600    $103,200    $8,400
Activity (excess withdrawal). $ 99,000       --   $5,000    $ 94,000    $ 94,000    $6,580
Beginning of Year 4..........                                           $ 94,000    $6,580
Activity (withdrawal)........ $ 88,500       --   $6,580    $ 81,920    $ 87,420    $6,580
Beginning of Year 5..........                                           $ 87,420    $6,580
Activity (withdrawal)........ $ 89,600       --   $6,580    $ 83,020    $ 80,840    $6,580
Beginning of Year 6..........                                           $ 80,840    $6,580
Activity (withdrawal)........ $ 90,330       --   $6,580    $ 83,750    $ 74,260    $6,580
Beginning of Year 7
  immediately before reset... $ 85,000       --       --    $ 85,000    $ 74,260    $6,580
Beginning of Year 7
  immediately after reset.... $ 85,000       --       --    $ 85,000    $ 85,000    $6,580

  APPENDIX E -- EXAMPLES OF THE GUARANTEED LIFETIME WITHDRAWAL BENEFIT OPTION

Below are several examples that are designed to help show how the Guaranteed Lifetime Withdrawal Benefit Option functions. A complete description of the optional contract feature can be found in the prospectus section "Other Contract Options -- Guaranteed Lifetime Withdrawal Benefit (GLWB) Option". Contract values shown assume certain hypothetical gains or losses in order to better demonstrate how the product feature can be impacted by sub-account gain or loss.

EXAMPLE #1 -- INITIAL VALUES ON THE EFFECTIVE DATE ARE BASED ON AN INITIAL PURCHASE PAYMENT OF $100,000 AND THE AGE OF THE OLDEST OWNER.

                                                                          GUARANTEED GUARANTEED
                               CONTRACT   PURCHASE             CONTRACT   WITHDRAWAL   ANNUAL
                             VALUE BEFORE PAYMENTS WITHDRAWAL VALUE AFTER  BENEFIT     INCOME
CONTRACT YEARS  ATTAINED AGE   ACTIVITY   RECEIVED   AMOUNT    ACTIVITY     (GWB)      (GAI)
--------------  ------------ ------------ -------- ---------- ----------- ---------- ----------
Beginning of
  Year 1.......      65          $ 0      $100,000     $0      $100,000    $100,000    $5,000

EXAMPLE #2 -- SUBSEQUENT PURCHASE PAYMENT RECEIVED DURING FIRST CONTRACT YEAR AND BEFORE ANY WITHDRAWALS HAVE BEEN TAKEN.

If additional purchase payments are received, the GWB will increase by the amount of the purchase payment. The GAI will be increased by an amount equal to the amount of the purchase payment times the applicable Annual Income Percentage based on the owner's age at the time of the purchase payment.

                                                                          GUARANTEED GUARANTEED
                               CONTRACT   PURCHASE             CONTRACT   WITHDRAWAL   ANNUAL
                             VALUE BEFORE PAYMENTS WITHDRAWAL VALUE AFTER  BENEFIT     INCOME
CONTRACT YEARS  ATTAINED AGE   ACTIVITY   RECEIVED   AMOUNT    ACTIVITY     (GWB)      (GAI)
--------------  ------------ ------------ -------- ---------- ----------- ---------- ----------
Beginning of
  Year 1.......      65        $      0   $100,000     $0      $100,000    $100,000    $5,000
Activity.......      --        $102,000   $ 20,000     $0      $122,000    $120,000    $6,000

EXAMPLE #3 -- CUMULATIVE WITHDRAWALS DURING THE SECOND CONTRACT YEAR NOT EXCEEDING THE GAI.

While the rider is in effect, the client may make cumulative withdrawals up to the GAI each contract year without any adjustment to the GAI. The GWB will be reduced on a dollar-for-dollar basis. Withdrawals may be taken in a lump sum, in multiple withdrawals, or on a systematic withdrawal basis. Any portion of the GAI not withdrawn during a contract year may not be carried over to the next contract year.

                                                                            GUARANTEED GUARANTEED
                                 CONTRACT   PURCHASE             CONTRACT   WITHDRAWAL   ANNUAL
                               VALUE BEFORE PAYMENTS WITHDRAWAL VALUE AFTER  BENEFIT     INCOME
CONTRACT YEARS    ATTAINED AGE   ACTIVITY   RECEIVED   AMOUNT    ACTIVITY     (GWB)      (GAI)
--------------    ------------ ------------ -------- ---------- ----------- ---------- ----------
Beginning of
  Year 1.........      65        $      0   $100,000   $    0    $100,000    $100,000    $5,000
Activity.........      --        $102,000   $ 20,000   $    0    $122,000    $120,000    $6,000
Beginning of
  Year 2.........      66              --         --       --          --    $120,000    $6,000
Activity
  (withdrawal) ..      --        $116,600         --   $6,000    $110,600    $114,000    $6,000

EXAMPLE #4 -- CUMULATIVE WITHDRAWALS DURING THIRD CONTRACT YEAR EXCEEDING GAI.

The client may withdraw more than the GAI in any contract year. Any withdrawal in excess of the GAI will cause an immediate adjustment to both the GWB and GAI. The GWB will be reduced by the ratio of the excess withdrawal to the contract value immediately prior to the excess portion of the withdrawal. If contract values are declining, this can create a larger loss in GWB. The GAI will be reduced by the result of the ratio of the excess withdrawal to the contract value immediately prior to the excess portion of the withdrawal.

                                                                            GUARANTEED GUARANTEED
                                 CONTRACT   PURCHASE             CONTRACT   WITHDRAWAL   ANNUAL
                               VALUE BEFORE PAYMENTS WITHDRAWAL VALUE AFTER  BENEFIT     INCOME
CONTRACT YEARS    ATTAINED AGE   ACTIVITY   RECEIVED   AMOUNT    ACTIVITY     (GWB)      (GAI)
--------------    ------------ ------------ -------- ---------- ----------- ---------- ----------
Beginning of
  Year 1.........      65        $      0   $100,000  $     0    $100,000    $100,000    $5,000
Activity.........      --        $102,000   $ 20,000  $     0    $122,000    $120,000    $6,000
Beginning of
  Year 2.........      66              --         --       --          --    $120,000    $6,000
Activity
  (withdrawal)...      --        $116,600         --  $ 6,000    $110,600    $114,000    $6,000
Beginning of
  Year 3.........      67              --         --       --          --    $114,000    $6,000
Activity (excess
  withdrawal)....      --        $111,600         --  $11,000    $100,600    $102,886    $5,716

EXAMPLE #5 -- AN AUTOMATIC GUARANTEED ANNUAL INCOME RESET OCCURS AT THE BEGINNING OF CONTRACT YEAR 4. THIS EXAMPLE ASSUMES THAT CUMULATIVE WITHDRAWALS FOR CONTRACT YEARS 1, 2, AND 3 DO NOT EXCEED THE GAI AND THAT NO ADDITIONAL PURCHASE PAYMENTS ARE MADE DURING THESE CONTRACT YEARS.

A GAI Reset is automatic beginning 3 years after the GLWB rider was added to the contract. Once the reset has occurred, another reset will not occur for another 3 years. This income reset provision only applies to the GAI. When the reset occurs, the GAI will be calculated as the Annual Income Percentage based on the age at the time of the income reset times the greater of the GWB or the current contract value, but not less than the GAI prior to the income reset.

                                                                          GUARANTEED GUARANTEED
                               CONTRACT   PURCHASE             CONTRACT   WITHDRAWAL   ANNUAL
                             VALUE BEFORE PAYMENTS WITHDRAWAL VALUE AFTER  BENEFIT     INCOME
CONTRACT YEARS  ATTAINED AGE   ACTIVITY   RECEIVED   AMOUNT    ACTIVITY     (GWB)      (GAI)
--------------  ------------ ------------ -------- ---------- ----------- ---------- ----------
Beginning of
  Year 1.......      65        $      0   $100,000   $    0    $100,000    $100,000    $5,000
Activity.......      --        $102,000   $ 20,000   $    0    $122,000    $120,000    $6,000
Beginning of
  Year 2.......      66              --         --       --          --    $120,000    $6,000
Activity
  (withdrawal).      --        $116,600         --   $6,000    $110,600    $114,000    $6,000
Beginning of
  Year 3.......      67              --         --       --          --    $114,000    $6,000
Activity
  (withdrawal).      --        $111,600         --   $6,000    $105,600    $108,000    $6,000
Beginning of
  Year 4.......      68              --         --       --          --    $108,000    $6,000
Income Reset
  Provision....      --              --         --       --    $115,000    $108,000    $6,000
Beginning of
  Year 5.......      69              --         --       --          --    $108,000    $6,000
Activity
  (withdrawal).      --        $118,600         --   $6,000    $112,600    $102,000    $6,000
Beginning of
  Year 6.......      70              --         --       --          --    $102,000    $6,000
Activity
  (withdrawal).      --        $115,800         --   $6,000    $109,800    $ 96,000    $6,000
Beginning of
  Year 7.......      71              --         --       --          --    $ 96,000    $6,000
Income Reset
  Provision....      --              --         --       --    $113,500    $ 96,000    $6,243

EXAMPLE #6 -- GLWB ADDED ON 2ND CONTRACT ANNIVERSARY. SUBSEQUENT PURCHASE PAYMENTS RECEIVED THE FOLLOWING YEAR WHEN THE OWNER IS AT A DIFFERENT ANNUAL INCOME PERCENTAGE.

The GLWB benefit may be added at issue or within 30 days prior to any contract anniversary. At the time of election, the GWB value will be set to the current contract value and the GAI will be calculated using the Annual Income Percentage based on the age of the oldest owner at the time of election. If a subsequent purchase payment is received when the oldest owner is at an age with a higher Annual Income Percentage, the new money will receive the higher Annual Income Percentage, and the GAI will increase by an amount equal to the amount the purchase payment times the Annual Income Percentage.

                                                                           GUARANTEED GUARANTEED
                                CONTRACT   PURCHASE             CONTRACT   WITHDRAWAL   ANNUAL
                              VALUE BEFORE PAYMENTS WITHDRAWAL VALUE AFTER  BENEFIT     INCOME
CONTRACT YEARS   ATTAINED AGE   ACTIVITY   RECEIVED   AMOUNT    ACTIVITY     (GWB)      (GAI)
--------------   ------------ ------------ -------- ---------- ----------- ---------- ----------
Beginning of
  Year 1........      --        $      0   $100,000   $    0    $100,000          --        --
Activity........      --        $102,000   $ 20,000   $    0    $122,000          --        --
Beginning of
  Year 2........      --              --         --       --          --          --        --
Activity
  (withdrawal)..      --        $116,600         --   $6,000    $110,600          --        --
Beginning of
  Year 3 -- add
  GLWB..........      59              --         --       --    $103,600    $103,600    $4,144
Beginning of
  Year 4........      60              --         --       --          --    $103,600    $4,144
Activity........      --        $110,000   $ 10,000   $    0    $120,000    $113,600    $4,644
Beginning of
  Year 5........      61              --         --       --    $123,000    $113,600    $4,644

EXAMPLE #7 -- A GMWB CONTRACT CONVERTS TO A GLWB ON THE 2ND CONTRACT ANNIVERSARY WHERE THE CONTRACT VALUE IS GREATER THAN THE GWB AMOUNT.

Contracts with the GMWB feature may elect to convert to the GLWB feature within 30 days prior to any contract anniversary, as long as the client is within the eligible age limits. As of the contract anniversary date, the GMWB guarantees will terminate. For the GLWB benefit, the GWB value will be set to the current contract anniversary value and the GAI calculated using the Annual Income Percentage based on the oldest owner's age at the time of the conversion. The GWB will increase if the contract value is greater than the GWB value from the GMWB feature at the time of conversion.

                                                                           GUARANTEED GUARANTEED
                                CONTRACT   PURCHASE             CONTRACT   WITHDRAWAL   ANNUAL
                              VALUE BEFORE PAYMENTS WITHDRAWAL VALUE AFTER  BENEFIT     INCOME
CONTRACT YEARS   ATTAINED AGE   ACTIVITY   RECEIVED   AMOUNT    ACTIVITY     (GWB)      (GAI)
--------------   ------------ ------------ -------- ---------- ----------- ---------- ----------
Beginning of
  Year 1........      --        $      0   $100,000   $    0    $100,000    $100,000    $7,000
Activity........      --        $102,000   $ 20,000   $    0    $122,000    $120,000    $8,400
Beginning of
  Year 2........      --              --         --       --          --    $120,000    $8,400
Beginning of
  Year 3
  -- convert to
  GLWB..........      67              --         --       --    $132,000    $132,000    $6,600
Activity
  (withdrawal)..      --        $133,600         --   $6,600    $127,000    $125,400    $6,600

EXAMPLE #8 -- A GMWB CONTRACT CONVERTS TO A LIFETIME GMWB ON THE 2ND CONTRACT ANNIVERSARY WHERE THE CONTRACT VALUE IS LESS THAN THE GWB AMOUNT.

Contracts with the GMWB feature may elect to convert to a lifetime GMWB within 30 days prior to any contract anniversary. As of the contract anniversary date, the GMWB guarantees will terminate. For the GLWB feature, the GWB value will be set to the current contract anniversary value and the lifetime GAI calculated using the Annual Income Percentage based on the oldest owner's age at the time of conversion. The GWB will decrease at conversion if the contract value is less than the GWB value from the GMWB feature at the time of conversion.

                CONTRACT                                          GUARANTEED GUARANTEED
                 VALUE   PURCHASE                      CONTRACT   WITHDRAWAL   ANNUAL
                ATTAINED  BEFORE  PAYMENTS WITHDRAWAL VALUE AFTER  BENEFIT     INCOME
CONTRACT YEARS    AGE    ACTIVITY RECEIVED   AMOUNT    ACTIVITY     (GWB)      (GAI)
--------------  -------- -------- -------- ---------- ----------- ---------- ----------
Beginning of
  Year 1.......    --    $      0 $100,000   $    0    $100,000    $100,000    $7,000
Activity.......    --    $102,000 $ 20,000   $    0    $122,000    $120,000    $8,400
Beginning of
  Year 2.......    --          --       --       --          --    $120,000    $8,400
Beginning of
  Year 3 --
   convert to
  GLWB.........    67          --       --       --    $117,000    $117,000    $5,850
Activity
  (withdrawal).    --    $117,100       --   $5,850    $111,250    $111,150    $5,850

APPENDIX F -- EXAMPLES OF THE GUARANTEED LIFETIME WITHDRAWAL BENEFIT II -SINGLE
                               AND JOINT OPTIONS

Below are several examples that are designed to help show how the Guaranteed Lifetime Withdrawal Benefit II Option functions. A complete description of the optional contract feature can be found in the prospectus sections "Other Contract Options -- Guaranteed Lifetime Withdrawal Benefit II-Single Option (GLWB II-Single)" and "Other Contract Options -- Guaranteed Lifetime Withdrawal Benefit II-Joint Option (GLWB II-Joint)". Contract values shown assume certain hypothetical gains or losses in order to better demonstrate how these optional riders can be impacted by sub-account gain or loss.

EXAMPLE #1 -- INITIAL VALUES ON THE EFFECTIVE DATE BASED ON AN INITIAL PURCHASE PAYMENT OF $100,000.

The GWB is set equal to the initial purchase payment and the GAI is 5% of the GWB.

                     CONTRACT                                 GUARANTEED GUARANTEED
                      VALUE   PURCHASE             CONTRACT   WITHDRAWAL   ANNUAL
                      BEFORE  PAYMENTS WITHDRAWAL VALUE AFTER  BENEFIT     INCOME
CONTRACT YEARS       ACTIVITY RECEIVED   AMOUNT    ACTIVITY     (GWB)      (GAI)
--------------       -------- -------- ---------- ----------- ---------- ----------
Beginning of Year 1.   $  0   $100,000    $  0     $100,000    $100,000    $5,000

EXAMPLE #2 -- SUBSEQUENT PURCHASE PAYMENT RECEIVED DURING FIRST CONTRACT YEAR AND BEFORE ANY WITHDRAWALS HAVE BEEN TAKEN.

If additional purchase payments are received, the GWB will increase by the amount of the purchase payment. The GAI will be increased by an amount equal to the amount of the purchase payment multiplied by 5%.

                     CONTRACT                                 GUARANTEED GUARANTEED
                      VALUE   PURCHASE             CONTRACT   WITHDRAWAL   ANNUAL
                      BEFORE  PAYMENTS WITHDRAWAL VALUE AFTER  BENEFIT     INCOME
CONTRACT YEARS       ACTIVITY RECEIVED   AMOUNT    ACTIVITY     (GWB)      (GAI)
--------------       -------- -------- ---------- ----------- ---------- ----------
Beginning of Year 1. $      0 $100,000     --      $100,000    $100,000    $5,000
Activity............ $102,000 $ 20,000     --      $122,000    $120,000    $6,000

EXAMPLE #3 -- GUARANTEED WITHDRAWAL BENEFIT ENHANCEMENT AND GUARANTEED ANNUAL INCOME RESET.

On each Contract Anniversary prior to the first withdrawal, for up to 10 years following the election of the rider, there will be a Guaranteed Withdrawal Benefit Enhancement. The GWB will be increased by 5% of the GWB prior to the enhancement and the GAI will be increased to 5% of the GWB following the enhancement.

An automatic Guaranteed Annual Income Reset will occur on every contract anniversary through age 85. The GWB will be reset to the greater of the prior GWB or the current contract value. The GAI will be recalculated to 5% of the reset GWB, but will never be lower than the GAI immediately prior to the reset.

The Guaranteed Withdrawal Benefit Enhancement will occur prior to the Guaranteed Withdrawal Benefit Reset on any contract anniversary where both are applicable.

                                                                  GUARANTEED GUARANTEED
                       CONTRACT   PURCHASE             CONTRACT   WITHDRAWAL   ANNUAL
                     VALUE BEFORE PAYMENTS WITHDRAWAL VALUE AFTER  BENEFIT     INCOME
CONTRACT YEARS         ACTIVITY   RECEIVED   AMOUNT    ACTIVITY     (GWB)      (GAI)
--------------       ------------ -------- ---------- ----------- ---------- ----------
Beginning of Year 1.   $      0   $100,000     --      $100,000    $100,000    $5,000
Activity............   $102,000   $ 20,000     --      $122,000    $120,000    $6,000
Enhancement ........   $128,000         --     --      $128,000    $126,000    $6,300
Income Reset........   $128,000         --     --      $128,000    $128,000    $6,400
Beginning of Year 2.   $128,000         --     --      $128,000    $128,000    $6,400
Enhancement ........   $130,000         --     --      $130,000    $134,400    $6,720
Income Reset........   $130,000         --     --      $130,000    $134,400    $6,720
Beginning of Year 3.   $130,000         --     --      $130,000    $134,400    $6,720

EXAMPLE #4 -- WITHDRAWAL PRIOR TO THE BENEFIT DATE.

Any withdrawal prior to the Benefit Date will cause an immediate adjustment to both the GWB and GAI. The GWB will be reduced by the result of the ratio of the withdrawal to the contract value immediately prior to such withdrawal. The GAI will be recalculated to 5% of the GWB following the withdrawal.

                                                                    GUARANTEED GUARANTEED
                         CONTRACT   PURCHASE             CONTRACT   WITHDRAWAL   ANNUAL
                       VALUE BEFORE PAYMENTS WITHDRAWAL VALUE AFTER  BENEFIT     INCOME
CONTRACT YEARS           ACTIVITY   RECEIVED   AMOUNT    ACTIVITY     (GWB)      (GAI)
--------------         ------------ -------- ---------- ----------- ---------- ----------
Beginning of Year 1...   $      0   $100,000       --    $100,000    $100,000    $5,000
Activity..............   $102,000   $ 20,000       --    $122,000    $120,000    $6,000
Enhancement...........   $124,000         --       --    $124,000    $126,000    $6,300
Income Reset..........   $124,000         --       --    $124,000    $126,000    $6,300
Beginning of Year 2...   $124,000         --       --    $124,000    $126,000    $6,300
Activity (withdrawal).   $125,000         --   $6,300    $118,700    $119,650    $5,983

EXAMPLE #5 -- CUMULATIVE WITHDRAWALS AFTER THE BENEFIT DATE NOT EXCEEDING THE
GAI.

The client may make cumulative withdrawals up to the GAI each contract year following the Benefit Date without any adjustment to the GAI. The GWB will be reduced on a dollar-for-dollar basis. Withdrawals may be taken in a lump sum, in multiple withdrawals, or on a systematic withdrawal basis. Any portion of the GAI not withdrawn during a contract year may not be carried over to the next contract year.

                                                                    GUARANTEED GUARANTEED
                         CONTRACT   PURCHASE             CONTRACT   WITHDRAWAL   ANNUAL
                       VALUE BEFORE PAYMENTS WITHDRAWAL VALUE AFTER  BENEFIT     INCOME
CONTRACT YEARS           ACTIVITY   RECEIVED   AMOUNT    ACTIVITY     (GWB)      (GAI)
--------------         ------------ -------- ---------- ----------- ---------- ----------
Beginning of Year 1...   $      0   $100,000       --    $100,000    $100,000    $5,000
Activity..............   $102,000   $ 20,000       --    $122,000    $120,000    $6,000
Enhancement...........   $124,000         --       --    $124,000    $126,000    $6,300
Income Reset..........   $124,000         --       --    $124,000    $126,000    $6,300
Beginning of Year 2...   $124,000         --       --    $124,000    $126,000    $6,300
Activity (withdrawal).   $125,000         --   $6,300    $118,700    $119,700    $6,300
Income Reset..........   $130,000         --       --    $130,000    $130,000    $6,500
Beginning of Year 3...   $130,000         --       --    $130,000    $130,000    $6,500

EXAMPLE #6 -- CUMULATIVE WITHDRAWALS AFTER THE BENEFIT DATE EXCEEDING THE GAI.

The client may withdraw more than the GAI in any contract year following the Benefit Date. Any withdrawal following the benefit date in excess of the GAI will cause an immediate adjustment to both the GWB and GAI. The GWB will be reduced by the ratio of the excess withdrawal to the contract value immediately prior to the excess portion of the withdrawal. If contract values are declining, this can create a larger loss in GWB. The GAI will be reduced by the result of the ratio of the excess withdrawal to the contract value immediately prior to the excess portion of the withdrawal.

                                                                    GUARANTEED GUARANTEED
                         CONTRACT   PURCHASE             CONTRACT   WITHDRAWAL   ANNUAL
                       VALUE BEFORE PAYMENTS WITHDRAWAL VALUE AFTER  BENEFIT     INCOME
CONTRACT YEARS           ACTIVITY   RECEIVED   AMOUNT    ACTIVITY     (GWB)      (GAI)
--------------         ------------ -------- ---------- ----------- ---------- ----------
Beginning of Year 1...   $      0   $100,000       --    $100,000    $100,000    $5,000
Activity..............   $102,000   $ 20,000       --    $122,000    $120,000    $6,000
Enhancement...........   $124,000         --       --    $124,000    $126,000    $6,300
Income Reset..........   $124,000         --       --    $124,000    $126,000    $6,300
Beginning of Year 2...   $124,000         --       --    $124,000    $126,000    $6,300
Activity (withdrawal).   $125,000         --  $ 6,300    $118,700    $119,700    $6,300
Income Reset..........   $120,000         --       --    $120,000    $120,000    $6,300
Beginning of Year 3...   $120,000         --       --    $120,000    $120,000    $6,300
Activity (withdrawal).   $122,000         --  $10,000    $112,000    $110,064    $6,099

EXAMPLE #7 -- A GMWB CONTRACT CONVERTS TO A GLWB II ON THE 2ND CONTRACT ANNIVERSARY.

Contracts with the GMWB option may elect to convert to the GLWB II-Single or GLWB II-Joint option within 30 days prior to any contract anniversary subject to applicable age limits. As of the contract anniversary date, the GMWB guarantees will terminate. For the GLWB II benefit, the GWB value will be set to the current contract anniversary value and the GAI calculated as 5% of the GWB. The GWB will increase if the contract value is greater than the GWB value from the GMWB feature at the time of conversion. The GWB will decrease at conversion if the contract value is less than the GWB value from the GMWB option at the time of conversion.

                                                                     GUARANTEED
                          CONTRACT   PURCHASE             CONTRACT   WITHDRAWAL  GUARANTEED
                        VALUE BEFORE PAYMENTS WITHDRAWAL VALUE AFTER  BENEFIT      ANNUAL
CONTRACT YEARS            ACTIVITY   RECEIVED   AMOUNT    ACTIVITY     (GWB)    INCOME (GAI)
--------------          ------------ -------- ---------- ----------- ---------- ------------
Beginning of Year 1....   $      0   $100,000   $    0    $100,000    $100,000     $7,000
Activity...............   $102,000   $ 20,000   $    0    $122,000    $120,000     $8,400
Beginning of Year 2....                                               $120,000    $8,400
Beginning of Year 3 --
  convert to GLWB II...   $132,000         --       --    $132,000    $132,000     $6,600
Activity (withdrawal)..   $133,600         --   $6,600    $127,000    $125,400     $6,600

    APPENDIX G -- EXAMPLES OF THE GUARANTEED MINIMUM INCOME BENEFIT OPTION

Below are several examples that are designed to help show how the Guaranteed Minimum Income Benefit option functions. A complete description of this optional contract feature can be found in the prospectus section "Other Contract Options -- Guaranteed Minimum Income Benefit Option". The following examples use hypothetical contract activity and are not representative of projected future returns or how your contract will actually perform.

EXAMPLE #1 -- SINGLE PURCHASE PAYMENT OF $50,000, NO WITHDRAWALS, AND CORRESPONDING RIDER VALUES.

The chart below is meant to provide a graphic example of how the Highest Anniversary Value, Roll-up Value and Contract Value vary relative to one another during periods of positive and negative market fluctuations (as reflected by the 'Contract Value' line). The table below provides a numeric example of these features. The values reflected in the table correspond to the values reflected in the chart. The columns to the right entitled 'GMIB Fixed Annuity Payment' and 'Fixed Annuity Payment Guaranteed under the Base Contract' demonstrate annuity payment amounts using the default annuity payment option of life with a period certain of 60 months.


                              [Chart]

     Begining        Contract         Highest          Roll-up
  of Contract Year     Value      Anniversary Value     Value
     -------          -----      -----------------      -----
       1              $50,000        $50,000           $50,000
       2               53,000         53,000            52,500
       3               60,000         60,000            55,125
       4               64,000         64,000            57,881
       5               54,000         64,000            60,775
       6               60,000         64,000            63,814
       7               78,000         78,000            78,000
       8               80,000         80,000            81,900
       9               62,500         80,000            85,995
      10               70,500         80,000            90,295
      11               80,000         80,000            94,809
      12               85,000         85,000            99,550
      13               80,000         85,000           104,527
      14               70,000         85,000           109,754
      15               68,000         85,000           109,754
      16               73,000         85,000           109,754

                                                                                                FIXED
                                                                                               ANNUITY
                                                                                               PAYMENT
                  CONTRACT                     CONTRACT   HIGHEST                      GMIB   GUARANTEED
                   VALUE   PURCHASE             VALUE   ANNIVERSARY                    FIXED  UNDER THE
CONTRACT           BEFORE  PAYMENTS WITHDRAWAL  AFTER     ROLL-UP            BENEFIT  ANNUITY    BASE
ANNIVERSARY   AGE ACTIVITY RECEIVED   AMOUNT   ACTIVITY    VALUE     VALUE    BASE    PAYMENT  CONTRACT
-----------   --- -------- -------- ---------- -------- ----------- -------- -------- ------- ----------
Beginning of
  Year 1..... 67       --  $50,000      --     $50,000    $50,000   $ 50,000 $ 50,000     --        --
Beginning of
  Year 2..... 68  $53,000       --      --     $53,000    $53,000   $ 52,500 $ 53,000     --        --
Beginning of
  Year 3..... 69  $60,000       --      --     $60,000    $60,000   $ 55,125 $ 60,000     --        --
Beginning of
  Year 4..... 70  $64,000       --      --     $64,000    $64,000   $ 57,881 $ 64,000     --        --
Beginning of
  Year 5..... 71  $54,000       --      --     $54,000    $64,000   $ 60,775 $ 64,000     --        --
Beginning of
  Year 6..... 72  $60,000       --      --     $60,000    $64,000   $ 63,814 $ 64,000     --        --
Beginning of
  Year 7..... 73  $78,000       --      --     $78,000    $78,000   $ 78,000 $ 78,000     --        --
Beginning of
  Year 8..... 74  $80,000       --      --     $80,000    $80,000   $ 81,900 $ 81,900     --        --
Beginning of
  Year 9..... 75  $62,500       --      --     $62,500    $80,000   $ 85,995 $ 85,995     --        --
Beginning of
  Year 10.... 76  $70,500       --      --     $70,500    $80,000   $ 90,295 $ 90,295     --        --
Beginning of
  Year 11.... 77  $80,000       --      --     $80,000    $80,000   $ 94,809 $ 94,809 $5,859    $6,650
Beginning of
  Year 12.... 78  $85,000       --      --     $85,000    $85,000   $ 99,550 $ 99,550 $6,371    $7,364
Beginning of
  Year 13.... 79  $80,000       --      --     $80,000    $85,000   $104,527 $104,527 $6,931    $7,215
Beginning of
  Year 14.... 80  $70,000       --      --     $70,000    $85,000   $109,754 $109,754 $7,547    $6,575
Beginning of
  Year 15.... 81  $68,000       --      --     $68,000    $85,000   $109,754 $109,754 $7,831    $6,652
Beginning of
  Year 16.... 82  $73,000       --      --     $73,000    $85,000   $109,754 $109,754 $8,132    $7,439

In the example above, the beginning of year 2 illustrates the impact on benefit values when the contract value increases. The contract value has increased to $53,000 and the Highest Anniversary Value is reset to the current contract value. The Roll-up Value is calculated as the prior Roll-up Value, accumulated at 5% ($50,000 * 1.05 = $52,500). The benefit base is the greater of the Highest Anniversary Value or the Roll-up Value, resulting in a benefit base at this point of $53,000.

In the example above, the beginning of year 5 illustrates the impact on benefit values when the contract value decreases. The contract value has decreased to $54,000 and since that is less than the prior year, the Highest Anniversary Value remains at $64,000 and is not reset. The prior Roll-up Value is accumulated at 5% ($60,775 * 1.05 = $63,814). The benefit base is the greater of the Highest Anniversary Value or the Roll-up

Value, resulting in a benefit base of $64,000. In this example, there is no increase or decrease to the benefit base when compared to the prior contract anniversary.

Beginning with the 10th contract anniversary (beginning of year 11), monthly annualized income is illustrated assuming the contract is annuitized under a life with 60 months certain option for a male annuitant. The GMIB Fixed Annuity Payment column reflects the amount of income provided by the GMIB benefit base if the GMIB is exercised. The Fixed Annuity Payment Guaranteed under the Base Contract reflects the amount of fixed annuity payment provided by the contract value under the minimum contract guarantees.

EXAMPLE #2 -- INITIAL VALUES ON THE EFFECTIVE DATE BASED ON AN INITIAL PURCHASE PAYMENT OF $100,000.

Examples 2-5 are progressive, starting with an initial purchase payment of $100,000 and illustrating the impact of additional contract activity on the benefit values. Each subsequent example builds on the activity illustrated in the prior example. At any point in time the benefit base is equal to the greater of the Highest Anniversary Value or the Roll-up Value.

                          CONTRACT
                           VALUE   PURCHASE             CONTRACT     HIGHEST
                           BEFORE  PAYMENTS WITHDRAWAL VALUE AFTER ANNIVERSARY ROLL-UP  BENEFIT
CONTRACT ANNIVERSARY  AGE ACTIVITY RECEIVED   AMOUNT    ACTIVITY      VALUE     VALUE    BASE
--------------------  --- -------- -------- ---------- ----------- ----------- -------- --------
Beginning of Year 1.. 60     --    $100,000     --      $100,000    $100,000   $100,000 $100,000

EXAMPLE #3 -- SUBSEQUENT PURCHASE PAYMENT RECEIVED DURING FIRST CONTRACT YEAR AND BEFORE ANY WITHDRAWALS HAVE BEEN TAKEN.

As shown below, additional purchase payments are added to the Highest Anniversary Value. The prior Roll-up Value is accumulated at 5% ($100,000 *
1.05 (6 / 12) = $102,470) and then increased by the new purchase payment ($102,470 + $10,000 = $112,470). The Roll-up Value exceeds the Highest Anniversary Value and therefore the benefit base is $112,470.

                             CONTRACT
                              VALUE   PURCHASE             CONTRACT     HIGHEST
                              BEFORE  PAYMENTS WITHDRAWAL VALUE AFTER ANNIVERSARY ROLL-UP  BENEFIT
CONTRACT ANNIVERSARY     AGE ACTIVITY RECEIVED   AMOUNT    ACTIVITY      VALUE     VALUE    BASE
--------------------     --- -------- -------- ---------- ----------- ----------- -------- --------
Beginning of Year 1..... 60        -- $100,000     --      $100,000    $100,000   $100,000 $100,000
Activity 6 months later. 60  $102,000 $ 10,000     --      $112,000    $110,000   $112,470 $112,470

EXAMPLE #4 -- WITHDRAWALS DURING THE SECOND CONTRACT YEAR NOT EXCEEDING 5% OF THE ROLL-UP VALUE.

At the beginning of year 2 the contract value of $115,000 is greater than the previous Highest Anniversary Value, $110,000, and thus the Highest Anniversary Value is reset to $115,000. Also, the Roll-up Value is accumulated at 5% for the latter 6 months in year 1 ($112,470 * 1.05 ^ (6 / 12) = $115,247).

The withdrawal of $5,000 during the second contract year is less than 5% of the Roll-up Value as of the prior contract anniversary (5% * $115,247 = $5,762) and thus the withdrawal adjustment for the Roll-up Value is applied on a dollar-for-dollar basis. The Roll-up Value is first increased at 5% for six months and then the withdrawal is subtracted ($115,247 * 1.05 ^ (6 / 12) - $5,000 = $113,093).

Withdrawals are always applied to the Highest Anniversary Value on a pro rata basis. A pro rata adjustment reduces the value by the same proportion as the withdrawal bears to the contract value immediately before the withdrawal. The contract value prior to the withdrawal is $117,000 and the $5,000 withdrawal during the second contract year is applied on a pro rata basis to adjust the Highest Anniversary Value to $110,085 ($115,000 - $115,000 * ($5,000 /
$117,000) = $110,085).

                             CONTRACT
                              VALUE   PURCHASE             CONTRACT     HIGHEST
CONTRACT                      BEFORE  PAYMENTS WITHDRAWAL VALUE AFTER ANNIVERSARY ROLL-UP  BENEFIT
ANNIVERSARY              AGE ACTIVITY RECEIVED   AMOUNT    ACTIVITY      VALUE     VALUE    BASE
-----------              --- -------- -------- ---------- ----------- ----------- -------- --------
Beginning of
  Year 1................ 60        -- $100,000       --    $100,000    $100,000   $100,000 $100,000
Activity 6 months later. 60  $102,000 $ 10,000       --    $112,000    $110,000   $112,470 $112,470
Beginning of
  Year 2................ 61  $115,000       --       --    $115,000    $115,000   $115,247 $115,247
Activity 6 months later. 61  $117,000       --   $5,000    $112,000    $110,085   $113,093 $113,093

EXAMPLE #5 -- WITHDRAWALS DURING THE THIRD CONTRACT YEAR EXCEEDING 5% OF THE ROLL-UP VALUE.

At the beginning of year 3, the contract value of $118,000 is greater than the previous Highest Anniversary Value of $110,085, and the Highest Anniversary Value is reset. The Roll-up Value accumulates at 5% for the latter 6 months in year 2 ($113,093 * 1.05 ^ (6 / 12) = $115,886).

The withdrawal of $8,000 during the third contract year is greater than 5% of the Roll-up Value as of the prior contract anniversary ( 5% * $115,886 = $5,794) and thus the withdrawal adjustment for the Roll-up Value is applied on a pro rata basis. The contract value immediately prior to the withdrawal is $102,000 and the Roll-up Value is first accumulated at 5% for 6 months ($115,886 * 1.05 ^ (6 / 12) = $118,748) and then the withdrawal is applied
($118,748 = $118,748 * $8,000 / $102,000 = $109,434).

Withdrawals are always applied to the Highest Anniversary Value on a pro rata basis. The $8,000 withdrawal is taken by applying a pro rata adjustment to the Highest Anniversary Value ($118,000 = $118,000 * $8,000 / $102,000 = $108,745).

                             CONTRACT                     CONTRACT
                              VALUE   PURCHASE             VALUE     HIGHEST
                              BEFORE  PAYMENTS WITHDRAWAL  AFTER   ANNIVERSARY ROLL-UP  BENEFIT
CONTRACT ANNIVERSARY     AGE ACTIVITY RECEIVED   AMOUNT   ACTIVITY    VALUE     VALUE    BASE
--------------------     --- -------- -------- ---------- -------- ----------- -------- --------
Beginning of
  Year 1................ 60        -- $100,000       --   $100,000  $100,000   $100,000 $100,000
Activity 6 months later. 60  $102,000 $ 10,000       --   $112,000  $110,000   $112,470 $112,470
Beginning of
  Year 2................ 61  $115,000       --       --   $115,000  $115,000   $115,247 $115,247
Activity 6 months later. 61  $117,000       --   $5,000   $112,000  $110,085   $113,093 $113,093
Beginning of
  Year 3................ 62  $118,000       --       --   $118,000  $118,000   $115,886 $118,000
Activity 6 months later. 62  $102,000       --   $8,000   $ 94,000  $108,745   $109,434 $109,434

EXAMPLE #6 -- A RESET IN THE GMIB IS ELECTED AT THE BEGINNING OF CONTRACT YEAR
4.

The contract owner may elect to reset the Roll-up Value to the contract value beginning with the 3rd anniversary after rider election. A written request within 30 days prior to the contract anniversary will be required. If the reset is not elected on the first available anniversary, it will be available on future anniversaries. Once elected, the reset may not be elected for another 3 year period. A reset will only occur if the contract value is greater than the Roll-up Value on the date of reset. The reset is not available after age 80. The optional reset was elected in the example on the highlighted contract anniversary. Upon reset, the Roll-up Value is set to the current contract value and future Roll-up Values will be based on the new amount. The charge may increase upon reset and there is a new 10 year period before GMIB may be annuitized. In this example, the owner could not annuitize until their 13th contract anniversary (10 years after the latest reset). Annualized monthly income based on a life with 60 months certain and a male annuitant is illustrated below for the first benefit date. The GMIB Fixed Annuity Payment column reflects the amount of income provided by the GMIB benefit base if the GMIB is exercised. The Fixed Annuity Payment Guaranteed under the Base Contract reflects the amount of fixed annuity payment provided by the contract value under the minimum contract guarantees.

                                                                                                FIXED
                                                                                               ANNUITY
                                                                                               PAYMENT
                  CONTRACT                     CONTRACT                                GMIB   GUARANTEED
                   VALUE   PURCHASE             VALUE     HIGHEST                      FIXED  UNDER THE
CONTRACT           BEFORE  PAYMENTS WITHDRAWAL  AFTER   ANNIVERSARY ROLL-UP  BENEFIT  ANNUITY    BASE
ANNIVERSARY   AGE ACTIVITY RECEIVED   AMOUNT   ACTIVITY    VALUE     VALUE    BASE    PAYMENT  CONTRACT
-----------   --- -------- -------- ---------- -------- ----------- -------- -------- ------- ----------
Beginning of
  Year 1..... 60        -- $100,000     --     $100,000  $100,000   $100,000 $100,000      --       --
Beginning of
  Year 2..... 61  $105,000       --     --     $105,000  $105,000   $105,000 $105,000      --       --
Beginning of
  Year 3..... 62  $113,000       --     --     $113,000  $113,000   $110,250 $113,000      --       --
Beginning of
  Year 4..... 63  $126,000       --     --     $126,000  $126,000   $126,000 $126,000      --       --
Beginning of
  Year 5..... 64  $128,000       --     --     $128,000  $128,000   $132,300 $132,300      --       --
Beginning of
  Year 6..... 65  $125,000       --     --     $125,000  $128,000   $138,915 $138,915      --       --
Beginning of
  Year 7..... 66  $129,000       --     --     $129,000  $129,000   $145,861 $145,861      --       --
Beginning of
  Year 8..... 67  $134,000       --     --     $134,000  $134,000   $153,154 $153,154      --       --
Beginning of
  Year 9..... 68  $126,000       --     --     $126,000  $134,000   $160,811 $160,811      --       --
Beginning of
  Year 10.... 69  $138,000       --     --     $138,000  $138,000   $168,852 $168,852      --       --
Beginning of
  Year 11.... 70  $141,000       --     --     $141,000  $141,000   $177,295 $177,295      --       --
Beginning of
  Year 12.... 71  $146,000       --     --     $146,000  $146,000   $186,159 $186,159      --       --
Beginning of
  Year 13.... 72  $148,000       --     --     $148,000  $148,000   $195,467 $195,467      --       --
Beginning of
  Year 14.... 73  $149,000       --     --     $149,000  $149,000   $205,241 $205,241 $10,632  $11,122

APPENDIX H -- EXAMPLES OF THE ENCORE LIFETIME INCOME SINGLE AND JOINT OPTIONS

Below are several examples that are designed to help show how the Encore Lifetime Income -- Single and Encore Lifetime Income -- Joint riders function. A complete description of these optional riders can be found in the section of this Prospectus entitled 'Other Contract Options (Living Benefits)'. Contract values shown assume certain hypothetical gains or losses in order to better demonstrate how these optional riders can be impacted by sub-account gain or loss.

EXAMPLE #1 -- INITIAL VALUES.

Examples 1-6 are progressive, starting with a purchase payment of $100,000 and illustrating the impact of additional activity on the benefit values. Each subsequent example builds on the activity illustrated in the prior example. This example assumes the rider was elected when the contract was issued. The initial values are based on an initial purchase payment of $100,000 and the age of the oldest owner for Encore -- Single and the age of the youngest Designated Life for Encore -- Joint.

                         CONTRACT                                          GUARANTEED
                          VALUE   PURCHASE             CONTRACT              ANNUAL
                          BEFORE  PAYMENTS WITHDRAWAL VALUE AFTER BENEFIT    INCOME
CONTRACT YEAR        AGE ACTIVITY RECEIVED   AMOUNT    ACTIVITY    BASE      (GAI)
-------------        --- -------- -------- ---------- ----------- -------- ----------
Beginning of Year 1. 64     $0    $100,000     --      $100,000   $100,000   $4,000

Initial benefit base = initial purchase payment = 100,000.

Initial GAI = Initial benefit base X Annual Income Percentage = 100,000 X 4% = 4,000.

EXAMPLE #2 -- SUBSEQUENT PURCHASE PAYMENT.

If additional purchase payments are received, the benefit base will increase by the amount of the purchase payment. For each subsequent purchase payment, the GAI will be increased by an amount equal to the amount of the purchase payment multiplied by the Annual Income Percentage based on the applicable age as of the date of the purchase payment.

                               CONTRACT                                          GUARANTEED
                                VALUE   PURCHASE             CONTRACT              ANNUAL
                                BEFORE  PAYMENTS WITHDRAWAL VALUE AFTER BENEFIT    INCOME
CONTRACT YEAR              AGE ACTIVITY RECEIVED   AMOUNT    ACTIVITY    BASE      (GAI)
-------------              --- -------- -------- ---------- ----------- -------- ----------
Beginning of Year 1 . . .. 64  $     0  $100,000     --      $100,000   $100,000   $4,000
Activity
  (purchase payment) ..... 65  $99,000  $ 20,000     --      $119,000   $120,000   $5,000

After the additional purchase payment:

Benefit base = benefit base prior to the purchase payment + purchase payment amount = 100,000 + 20,000 = 120,000

GAI = existing GAI + (purchase payment amount X Annual Income Percentage) = 4,000 +(20,000 X 5%) = 5,000.

EXAMPLE #3 -- BENEFIT BASE RESET.

On each contract anniversary (reset date), the benefit base will be increased to the contract value if the contract value is greater than the benefit base. The GAI will be reset to the Annual Income Percentage based on the applicable age as of the reset date multiplied by the benefit base, but will never be lower than the GAI immediately prior to the reset date.

                          CONTRACT                                              GUARANTEED
                           VALUE   PURCHASE             CONTRACT                  ANNUAL
                           BEFORE  PAYMENTS WITHDRAWAL VALUE AFTER                INCOME
CONTRACT YEAR         AGE ACTIVITY RECEIVED   AMOUNT    ACTIVITY   BENEFIT BASE   (GAI)
-------------         --- -------- -------- ---------- ----------- ------------ ----------
Beginning of Year 1.. 64  $      0 $100,000     --      $100,000     $100,000     $4,000
Activity
  (purchase payment). 65  $ 99,000 $ 20,000     --      $119,000     $120,000     $5,000
Benefit Base Reset... 65  $122,000              --      $122,000     $122,000     $6,100

After the reset:

Benefit base = greater of contract value or benefit base prior to the reset = maximum of (122,000, 120,000) = 122,000.

GAI = greater of benefit base X annual income percentage or GAI prior to the reset = maximum of (122,000 X 5% or 5,000) = 6,100.

EXAMPLE #4 -- BENEFIT BASE ENHANCEMENT.

On each contract anniversary prior to the first withdrawal, for a period of up to 10 years following the rider effective date, the benefit base from the prior contract anniversary, plus any purchase payments made during the contract year, will be increased by 5%. If the resulting amount is greater than the current benefit base, it will become the new benefit base. The GAI will be the Annual Income Percentage based on the applicable age as of the contract anniversary (i.e., 4% at age 64 and 5% at age 65) multiplied by the new benefit base. This example demonstrates benefit base enhancement at the first contract anniversary.

                          CONTRACT                                              GUARANTEED
                           VALUE   PURCHASE             CONTRACT                  ANNUAL
                           BEFORE  PAYMENTS WITHDRAWAL VALUE AFTER                INCOME
CONTRACT YEAR         AGE ACTIVITY RECEIVED   AMOUNT    ACTIVITY   BENEFIT BASE   (GAI)
-------------         --- -------- -------- ---------- ----------- ------------ ----------
Beginning of Year 1.. 64  $      0 $100,000     --      $100,000     $100,000     $4,000
Activity
  (purchase payment). 65  $ 99,000 $ 20,000     --      $119,000     $120,000     $5,000
Benefit Base Reset... 65  $122,000       --     --      $122,000     $122,000     $6,100
Benefit Base 5%
  Increase........... 65  $122,000       --     --      $122,000     $126,000     $6,300

After the enhancement:

Benefit base = the greater of the current benefit base or the benefit base at the prior contract anniversary plus purchase payments received, multiplied by 105%. The current benefit base is 122,000. The benefit base at the prior contract anniversary plus purchase payments multiplied by 105% equals 126,000. Thus, the benefit base becomes 126,000.

GAI = benefit base X Annual Income Percentage = 126,000 X 5% = 6,300.

EXAMPLE #5 -- AFTER THE BENEFIT DATE, CUMULATIVE WITHDRAWALS DURING THE SECOND CONTRACT YEAR NOT EXCEEDING THE GAI.

On or after the benefit date, the client may make cumulative withdrawals up to the GAI each contract year without any adjustment to the GAI. The benefit base will be reduced on a dollar-for-dollar basis. Withdrawals may be taken in a lump sum, in multiple withdrawals, or on a systematic withdrawal basis. Any portion of the GAI not withdrawn during a contract year will not be carried over to the next contract year.

                             CONTRACT                                          GUARANTEED
                              VALUE   PURCHASE             CONTRACT              ANNUAL
                              BEFORE  PAYMENTS WITHDRAWAL VALUE AFTER BENEFIT    INCOME
CONTRACT YEAR            AGE ACTIVITY RECEIVED   AMOUNT    ACTIVITY    BASE      (GAI)
-------------            --- -------- -------- ---------- ----------- -------- ----------
Beginning of Year 1..... 64  $      0 $100,000       --    $100,000   $100,000   $4,000
Activity
  (purchase payment).... 65  $ 99,000 $ 20,000       --    $119,000   $120,000   $5,000
Benefit Base Reset...... 65  $122,000       --       --    $122,000   $122,000   $6,100
Benefit Base 5%
  Increase.............. 65  $122,000       --       --    $122,000   $126,000   $6,300
Beginning of Year 2 . .. 65  $122,000       --       --    $122,000   $126,000   $6,300
Activity (withdrawal)... 66  $120,000       --   $6,300    $113,700   $119,700   $6,300

After the withdrawal:

Benefit base = benefit base prior to the withdrawal - withdrawal amount = 126,000 - 6,300 = 119,700.

GAI = unchanged.

EXAMPLE #6 -- AFTER THE BENEFIT DATE, CUMULATIVE WITHDRAWALS DURING THE SECOND CONTRACT YEAR EXCEEDING THE GAI.

On or after the benefit date, the client may make cumulative withdrawals up to the GAI each contract year without any adjustment to the GAI. Amounts withdrawn in excess of the GAI will result in a pro rata adjustment to both the benefit base and GAI. The adjustment will be based on the contract value prior to the amount of the withdrawal that exceeds the GAI for the contract year.

                              CONTRACT
                               VALUE   PURCHASE             CONTRACT                 GUARANTEED
                               BEFORE  PAYMENTS WITHDRAWAL VALUE AFTER              ANNUAL INCOME
CONTRACT YEAR             AGE ACTIVITY RECEIVED   AMOUNT    ACTIVITY   BENEFIT BASE     (GAI)
-------------             --- -------- -------- ---------- ----------- ------------ -------------
Beginning of Year 1...... 64  $      0 $100,000       --    $100,000     $100,000      $4,000
Activity
  (purchase payment) . .. 65  $ 99,000 $ 20,000       --    $119,000     $120,000      $5,000
Benefit Base Reset....... 65  $122,000       --       --    $122,000     $122,000      $6,100
Benefit Base 5%
  Increase............... 65  $122,000       --       --    $122,000     $126,000      $6,300
Beginning of Year 2...... 65  $122,000       --       --    $122,000     $126,000      $6,300
Activity (withdrawal).... 66  $120,000       --  $ 6,300    $113,700     $119,700      $6,300
Activity (withdrawal).... 66  $113,700       --  $53,700    $ 60,000     $ 63,166      $3,325

After the second withdrawal:

Benefit base = benefit base prior to the withdrawal - [benefit base prior to withdrawal X amount of excess withdrawal/contract value prior to the withdrawal] = 119,700 - [119,700 X 53,700/113,700] = 63,166. Thus, the benefit base becomes 63,166.

GAI = GAI prior to the withdrawal - [GAI prior to the withdrawal X amount of excess withdrawal / contract value prior to the withdrawal] = 6,300 - [6,300 X 53,700/113,700] = 3,325. Thus, the GAI becomes 3,325.

NOTE -- IF THERE WAS ONE WITHDRAWAL OF 60,000 RATHER THAN TWO WITHDRAWALS, THE CALCULATIONS ARE:

Benefit base = benefit base prior to the excess withdrawal - [benefit base prior to the excess withdrawal X amount of excess withdrawal/contract value prior to the excess withdrawal] = (126,000 - 6,300) - [(126,000 - 6,300) X
(60,000 - 6,300)/(120,000 - 6,300)] = 63,166. Thus, the benefit base becomes
63,166.

GAI = GAI prior to the withdrawal - [GAI prior to the withdrawal X amount of excess withdrawal/contract value prior to the excess withdrawal] = 6,300 - [6,300 X (60,000 - 6,300)/(120,000 - 6,300)] = 3,325. Thus, the GAI becomes
3,325.

EXAMPLE #7 -- YOUNGER OWNER(S) OR DESIGNATED LIVES WITH WITHDRAWAL PRIOR TO THE BENEFIT DATE.

Prior to the benefit date, a withdrawal of any amount will result in a pro-rata adjustment based on contract value to the benefit base. The GAI will be equal to the reduced benefit base multiplied by the Annual Income Percentage based on the applicable age as of the date of the withdrawal.

                           CONTRACT
                            VALUE   PURCHASE             CONTRACT                 GUARANTEED
                            BEFORE  PAYMENTS WITHDRAWAL VALUE AFTER              ANNUAL INCOME
CONTRACT YEAR          AGE ACTIVITY RECEIVED   AMOUNT    ACTIVITY   BENEFIT BASE     (GAI)
-------------          --- -------- -------- ---------- ----------- ------------ -------------
Beginning of Year 1... 44  $      0 $100,000       --    $100,000     $100,000      $4,000
Activity
  (purchase payment).. 45  $ 99,000 $ 20,000       --    $119,000     $120,000      $4,800
Benefit Base Reset.... 45  $122,000       --       --    $122,000     $122,000      $4,880
Benefit Base 5%
  Increase............ 45  $122,000       --       --    $122,000     $126,000      $5,040
Beginning of Year 2... 45  $122,000       --       --    $122,000     $126,000      $5,040
Activity (withdrawal). 46  $120,000       --   $5,040    $114,960     $120,708      $4,828

After the withdrawal:

Benefit base = benefit base prior to the withdrawal - [benefit base prior to withdrawal X amount of withdrawal/contract value prior to the withdrawal] = 126,000 - [126,000 X 5,040 / 120,000] = 120,708. Thus, the benefit base becomes
120,708.

GAI = benefit base after the withdrawal X 4.0% = 120,708 X 4.0% = 4,828. Thus, the GAI becomes 4,828.

EXAMPLE #8 -- A GMWB CONVERTS TO ENCORE LIFETIME INCOME ON THE 1ST CONTRACT ANNIVERSARY.

Contracts with the GMWB feature may elect to convert to the Encore Lifetime Income feature within 30 days prior to any contract anniversary, as long as the client(s) is within the eligible age limits. As of the contract anniversary date, the GMWB guarantees will terminate. For the Encore Lifetime Income rider, the benefit base will be set to the current contract anniversary value and the GAI will be the Annual Income Percentage based on the applicable age as of the effective date of the conversion multiplied by the new benefit base. The benefit base will increase if the contract value is greater than the GWB value from the GMWB feature at the time of conversion. The benefit base will decrease at conversion if the contract value is less than the GWB value from the GMWB feature at the time of conversion.

                            CONTRACT                                   GUARANTEED   GUARANTEED
                             VALUE   PURCHASE             CONTRACT     WITHDRAWAL     ANNUAL
                             BEFORE  PAYMENTS WITHDRAWAL VALUE AFTER BENEFIT (GWB),   INCOME
CONTRACT YEAR           AGE ACTIVITY RECEIVED   AMOUNT    ACTIVITY    BENEFIT BASE    (GAI)
-------------           --- -------- -------- ---------- ----------- -------------- ----------
Beginning of Year 1.... 64  $      0 $100,000       --    $100,000      $100,000      $7,000
Activity (purchase
  payment) . .......... 65  $ 99,000 $ 20,000       --    $119,000      $120,000      $8,400
Beginning of Year 2.... 65  $118,000       --       --    $118,000      $120,000      $8,400
Beginning of Year 3 --
  convert to Encore.... 66  $135,000       --       --    $135,000      $135,000      $6,750
Activity (withdrawal).. 66  $134,000       --   $6,750    $127,250      $128,250      $6,750

   APPENDIX I -- EXAMPLES OF THE OVATION LIFETIME INCOME II SINGLE AND JOINT
                                    OPTIONS

Below are several examples that are designed to help show how the Ovation Lifetime Income II-Single and Ovation Lifetime Income II-Joint riders function. The examples assume the Single option for purposes of the applicable Annual Income Percentage and corresponding GAI. Under the Joint option, the Benefit Base calculations are identical to Single but the applicable Annual Income Percentage and GAI are less and will be based on the age of the youngest Designated Life. A complete description of these optional riders can be found in the section of this Prospectus entitled 'Other Contract Options (Living Benefits)'. Contract values shown assume certain hypothetical gains or losses in order to better demonstrate how these optional riders can be impacted by sub-account gain or loss.

EXAMPLE #1 -- INITIAL VALUES.

Examples 1-5 are progressive, starting with a purchase payment of $100,000 and illustrating the impact of additional activity on the benefit values. Each subsequent example builds on the activity illustrated in the prior example. This example assumes the rider was elected when the contract was issued. The initial values are based on an initial purchase payment of $100,000 and the age of the oldest owner for Ovation II-Single.

                                                                                   GUARANTEED
                           CONTRACT   PURCHASE             CONTRACT                  ANNUAL
                         VALUE BEFORE PAYMENTS WITHDRAWAL VALUE AFTER                INCOME
CONTRACT YEAR        AGE   ACTIVITY   RECEIVED   AMOUNT    ACTIVITY   BENEFIT BASE   (GAI)
-------------        --- ------------ -------- ---------- ----------- ------------ ----------
Beginning of Year 1. 64       $0      $100,000     --      $100,000     $100,000     $4,500

Initial benefit base = initial purchase payment = 100,000.

Initial GAI = initial benefit base x annual income percentage = 100,000 x 4.5% = 4,500.

EXAMPLE #2 -- SUBSEQUENT PURCHASE PAYMENT.

If additional purchase payments are received, the benefit base will increase by the amount of the purchase payment. For each subsequent purchase payment, the GAI will be increased by an amount equal to the amount of the purchase payment multiplied by the annual income percentage based on the applicable age as of the date of the purchase payment.

                                                                                    GUARANTEED
                            CONTRACT   PURCHASE             CONTRACT                  ANNUAL
                          VALUE BEFORE PAYMENTS WITHDRAWAL VALUE AFTER                INCOME
CONTRACT YEAR         AGE   ACTIVITY   RECEIVED   AMOUNT    ACTIVITY   BENEFIT BASE   (GAI)
-------------         --- ------------ -------- ---------- ----------- ------------ ----------
Beginning of Year 1.. 64    $     0    $100,000     --      $100,000     $100,000     $4,500
Activity
  (purchase payment). 65    $99,000    $ 20,000     --      $119,000     $120,000     $5,500

After the additional purchase payment:

Benefit base = benefit base prior to the purchase payment + purchase payment amount = 100,000 + 20,000 = 120,000.

GAI = existing GAI + (purchase payment amount x annual income percentage) = 4,500 + (20,000 x 5%) = 5,500.

EXAMPLE #3 -- BENEFIT BASE RESET.

On each contract anniversary (reset date), the benefit base will be increased to the contract value if the contract value is greater than the benefit base. The GAI will be reset to the annual income percentage based on the applicable age as of the reset date multiplied by the benefit base, but will never be lower than the GAI immediately prior to the reset date.

                                                                                    GUARANTEED
                            CONTRACT   PURCHASE             CONTRACT                  ANNUAL
                          VALUE BEFORE PAYMENTS WITHDRAWAL VALUE AFTER                INCOME
CONTRACT YEAR         AGE   ACTIVITY   RECEIVED   AMOUNT    ACTIVITY   BENEFIT BASE   (GAI)
-------------         --- ------------ -------- ---------- ----------- ------------ ----------
Beginning of Year 1.. 64    $      0   $100,000     --      $100,000     $100,000     $4,500
Activity
  (purchase payment). 65    $ 99,000   $ 20,000     --      $119,000     $120,000     $5,500
Benefit Base Reset... 65    $122,000         --     --      $122,000     $122,000     $6,100

After the reset:

Benefit base = greater of contract value or benefit base prior to the reset = maximum of (122,000, 120,000) = 122,000.

GAI = greater of benefit base x annual income percentage or GAI prior to the reset = maximum of (122,000 x 5% or 5,500) = 6,100.

EXAMPLE #4 -- BENEFIT BASE ENHANCEMENT.

On each contract anniversary, for the first 10 years following the rider effective date, after each contract year in which there have been no withdrawals, the benefit base from the prior contract anniversary, plus any purchase payments made during the contract year, will be increased by 6%. If the resulting amount is greater than the current benefit base, it will become the new benefit base. The GAI will be the annual income percentage based on the applicable age as of the contract anniversary (i.e., 4.5% at age 64 and 5% at age 65) multiplied by the new benefit base. This example demonstrates the benefit base enhancement at the first contract anniversary.

                                                                                        GUARANTEED
                                CONTRACT   PURCHASE             CONTRACT                  ANNUAL
                              VALUE BEFORE PAYMENTS WITHDRAWAL VALUE AFTER                INCOME
CONTRACT YEAR             AGE   ACTIVITY   RECEIVED   AMOUNT    ACTIVITY   BENEFIT BASE   (GAI)
-------------             --- ------------ -------- ---------- ----------- ------------ ----------
Beginning of Year 1...... 64    $      0   $100,000     --      $100,000     $100,000     $4,500
Activity
  (purchase payment)..... 65    $ 99,000   $ 20,000     --      $119,000     $120,000     $5,500
Benefit Base Reset....... 65    $122,000         --     --      $122,000     $122,000     $6,100
Benefit Base Enhancement. 65    $122,000         --     --      $122,000     $127,200     $6,360

After the enhancement:

Benefit base = the greater of the current benefit base or the benefit base at the prior contract anniversary plus purchase payments received, multiplied by 106%. The current benefit base is 122,000. The benefit base at the prior contract anniversary plus purchase payments multiplied by 106% equals 127,200. Thus, the benefit base becomes 127,200.

GAI = benefit base x annual income percentage = 127,200 x 5% = 6,360.

EXAMPLE #5 -- AFTER THE BENEFIT DATE, CUMULATIVE WITHDRAWALS DURING THE SECOND CONTRACT YEAR NOT EXCEEDING THE GAI, FOLLOWED BY SUBSEQUENT YEARS OF NO WITHDRAWALS.

On or after the benefit date, the client may make cumulative withdrawals up to the GAI each contract year without any adjustment to the GAI. The benefit base will be reduced on a dollar-for-dollar basis. Withdrawals may be taken in a lump sum, in multiple withdrawals, or on a systematic withdrawal basis. Any portion of the GAI not withdrawn during a contract year will not be carried over to the next contract year.

                                                                                        GUARANTEED
                                CONTRACT   PURCHASE             CONTRACT                  ANNUAL
                              VALUE BEFORE PAYMENTS WITHDRAWAL VALUE AFTER                INCOME
CONTRACT YEAR             AGE   ACTIVITY   RECEIVED   AMOUNT    ACTIVITY   BENEFIT BASE   (GAI)
-------------             --- ------------ -------- ---------- ----------- ------------ ----------
Beginning of Year 1...... 64    $      0   $100,000       --    $100,000     $100,000     $4,500
Activity
  (purchase payment)..... 65    $ 99,000   $ 20,000       --    $119,000     $120,000     $5,500
Benefit Base Reset....... 65    $122,000         --       --    $122,000     $122,000     $6,100
Benefit Base Enhancement. 65    $122,000         --       --    $122,000     $127,200     $6,360
Beginning of Year 2...... 65    $122,000         --       --    $122,000     $127,200     $6,360
Activity (withdrawal).... 66    $120,000         --   $6,360    $113,640     $120,840     $6,360
Beginning of Year 3...... 66    $118,500         --       --    $118,500     $120,840     $6,360
Beginning of Year 4
  Benefit Base
  Enhancement............ 67    $119,600         --       --    $119,600     $128,090     $6,404

After the withdrawal:

Benefit base = benefit base prior to the withdrawal - withdrawal amount = 127,200 - 6,360 = 120,840.

The GAI remains unchanged.

At the beginning of year 3, the contract value is less than the current benefit base so no benefit base reset occurs. Since there were withdrawals during year 2, the benefit base is not eligible for the benefit base enhancement and the benefit base and GAI remain unchanged.

At the beginning of year 4, the contract value is still less than the current benefit base so no benefit base reset occurs. However, because there were no withdrawals in the prior year, the benefit base is increased as a result of the benefit base enhancement feature.

Benefit base = benefit base on the prior contract anniversary plus purchase payments received, multiplied by 106%. No additional purchase payments were received so the new benefit base is $120,840 x 106% = $128,090.

GAI = benefit base x annual income percentage = 128,090 x 5% = 6,404.

EXAMPLE #6 -- AFTER THE BENEFIT DATE, CUMULATIVE WITHDRAWALS DURING THE SECOND CONTRACT YEAR EXCEEDING THE GAI.

On or after the benefit date, the client may make cumulative withdrawals up to the GAI each contract year without any adjustment to the GAI. Amounts withdrawn in excess of the GAI will result in a pro-rata adjustment to both the benefit base and GAI. The adjustment will be based on the contract value prior to the amount of the withdrawal that exceeds the GAI for the contract year.

                                                                                        GUARANTEED
                                CONTRACT   PURCHASE             CONTRACT                  ANNUAL
                              VALUE BEFORE PAYMENTS WITHDRAWAL VALUE AFTER                INCOME
CONTRACT YEAR             AGE   ACTIVITY   RECEIVED   AMOUNT    ACTIVITY   BENEFIT BASE   (GAI)
-------------             --- ------------ -------- ---------- ----------- ------------ ----------
Beginning of Year 1...... 64    $      0   $100,000       --    $100,000     $100,000     $4,500
Activity
  (purchase payment)..... 65    $ 99,000   $ 20,000       --    $119,000     $120,000     $5,500
Benefit Base Reset....... 65    $122,000         --       --    $122,000     $122,000     $6,100
Benefit Base Enhancement. 65    $122,000         --       --    $122,000     $127,200     $6,360
Beginning of Year 2...... 65    $122,000         --       --    $122,000     $127,200     $6,360
Activity (withdrawal).... 66    $120,000         --  $ 6,360    $113,640     $120,840     $6,360
Activity (withdrawal).... 66    $113,640         --  $53,640    $ 60,000     $ 63,801     $3,358

After the second withdrawal:

Benefit base = benefit base prior to the withdrawal - [benefit base prior to withdrawal x amount of excess withdrawal / contract value prior to the withdrawal] = 120,840 - [120,840 x 53,640 / 113,640] = 63,801. Thus, the
benefit base becomes 63,801.

GAI = GAI prior to the withdrawal - [GAI prior to the withdrawal x amount of excess withdrawal / contract value prior to the withdrawal] = 6,360 - [6,360 x 53,640 / 113,640] = 3,358. Thus, the GAI becomes 3,358.

NOTE -- IF THERE WAS ONE WITHDRAWAL OF 60,000 RATHER THAN TWO WITHDRAWALS, THE CALCULATIONS ARE:

Benefit base = benefit base prior to the excess withdrawal - [benefit base prior to the excess withdrawal x amount of excess withdrawal / contract value prior to the excess withdrawal] = (127,200 - 6,360) - [(127,200 - 6,360) x
(60,000 - 6,360) / (120,000 - 6,360)] = 63,801. Thus, the benefit base becomes
63,801.

GAI = GAI prior to the withdrawal - [GAI prior to the withdrawal x amount of excess withdrawal / contract value prior to the excess withdrawal] = 6,360 - [6,360 x (60,000 - 6,360) / (120,000 - 6,360)] = 3,358. Thus, the GAI becomes
3,358.

EXAMPLE #7 -- YOUNGER OWNER(S) WITH WITHDRAWAL PRIOR TO THE BENEFIT DATE.

Prior to the benefit date, a withdrawal of any amount will result in a pro-rata adjustment based on contract value to the benefit base. The GAI will be equal to the reduced benefit base multiplied by the annual income percentage based on the applicable age as of the date of the withdrawal.

                                                                                        GUARANTEED
                                CONTRACT   PURCHASE             CONTRACT                  ANNUAL
                              VALUE BEFORE PAYMENTS WITHDRAWAL VALUE AFTER                INCOME
CONTRACT YEAR             AGE   ACTIVITY   RECEIVED   AMOUNT    ACTIVITY   BENEFIT BASE   (GAI)
-------------             --- ------------ -------- ---------- ----------- ------------ ----------
Beginning of Year 1...... 44    $      0   $100,000       --    $100,000     $100,000     $4,500
Activity
  (purchase payment)..... 45    $ 99,000   $ 20,000       --    $119,000     $120,000     $5,400
Benefit Base Reset....... 45    $122,000         --       --    $122,000     $122,000     $5,490
Benefit Base Enhancement. 45    $122,000         --       --    $122,000     $127,200     $5,724
Beginning of Year 2...... 45    $122,000         --       --    $122,000     $127,200     $5,724
Activity (withdrawal).... 46    $120,000         --   $5,724    $114,276     $121,133     $5,451

After the withdrawal:

Benefit base = benefit base prior to the withdrawal - [benefit base prior to withdrawal x amount of withdrawal / contract value prior to the withdrawal] = 127,200 - [127,200 x 5,724 / 120,000] = 121,133. Thus, the benefit base becomes
121,133.

GAI = benefit base after the withdrawal x 4.5% = 121,133 x 4.5% = 5,451. Thus, the GAI becomes 5,451.

EXAMPLE #8 -- 200% BENEFIT BASE GUARANTEE.

On the later of the 10/th/ contract anniversary or the contract anniversary on or immediately following the 70/th/ birthday of the oldest owner (or annuitant if non-natural), if no previous withdrawals have been taken, the benefit base is guaranteed to be at least: 200% of the initial benefit base + 200% of purchase payments in the first rider year + 100% of purchase payments after the first rider year.

                                                                                        GUARANTEED
                                CONTRACT   PURCHASE             CONTRACT                  ANNUAL
                              VALUE BEFORE PAYMENTS WITHDRAWAL VALUE AFTER                INCOME
CONTRACT YEAR             AGE   ACTIVITY   RECEIVED   AMOUNT    ACTIVITY   BENEFIT BASE   (GAI)
-------------             --- ------------ -------- ---------- ----------- ------------ ----------
Beginning of Year 1...... 64    $      0   $100,000     --      $100,000     $100,000    $ 4,500
Purchase Payment......... 65    $ 99,000   $ 20,000     --      $119,000     $120,000    $ 5,500
Benefit Base Reset....... 65    $122,000         --     --      $122,000     $122,000    $ 6,100
Benefit Base Enhancement. 65    $122,000         --     --      $122,000     $127,200    $ 6,360
Beginning of Year 2...... 65    $122,000         --     --      $122,000     $127,200    $ 6,360
Beginning of Year 3...... 66    $128,000         --     --      $128,000     $134,832    $ 6,742
Beginning of Year 4...... 67    $113,000         --     --      $113,000     $142,922    $ 7,146
Beginning of Year 5...... 68    $108,000         --     --      $108,000     $151,497    $ 7,575
Beginning of Year 6...... 69    $110,000         --     --      $110,000     $160,587    $ 8,029
Beginning of Year 7...... 70    $126,000         --     --      $126,000     $170,222    $ 8,511
Beginning of Year 8...... 71    $130,000         --     --      $130,000     $180,436    $ 9,022
Activity
  (purchase payment)..... 71    $132,000   $ 15,000     --      $147,000     $195,436    $ 9,772
Beginning of Year 9...... 72    $141,000         --     --      $141,000     $207,162    $10,358
Beginning of Year 10..... 73    $145,000         --     --      $145,000     $219,591    $10,980
200% Benefit Base
  Guarantee.............. 74    $150,000         --     --      $150,000     $255,000    $12,750

After the adjustment for the 200% Benefit Base Guarantee:

Benefit base = the greater of (a) or (b) or (c), where:

   (a) is the [Prior contract anniversary benefit base + purchase payments received during the contract year] x 106%, and

   (b) is the contract value, and

   (c) is 200% of the initial benefit base + 200% of purchase payments in the first rider year + 100% of purchase payments after the first rider year.

       = the greater of

       (a) 219,591 x 106% = 232,766

       (b) 150,000

       (c) 200% x [100,000 + 20,000] + 100% x 15,000 = 255,000

Thus, the benefit base becomes 255,000.

GAI = benefit base x annual income percentage = 255,000 x 5% = 12,750. Thus, the GAI becomes 12,750.

                                    PART B

                           INFORMATION REQUIRED IN A
                      STATEMENT OF ADDITIONAL INFORMATION

                           VARIABLE ANNUITY ACCOUNT
         CROSS REFERENCE SHEET TO STATEMENT OF ADDITIONAL INFORMATION

                                   FORM N-4
ITEM NUMBER   CAPTION IN STATEMENT OF ADDITIONAL INFORMATION
-----------   ----------------------------------------------
    15.       Cover Page
    16.       Cover Page
    17.       General Information and History
    18.       Not applicable
    19.       Not applicable
    20.       Distribution of Contract
    21.       Performance
    22.       Independent Registered Public Accounting Firm
              Registration Statement
    23.       Financial Statements

                           VARIABLE ANNUITY ACCOUNT
              ("VARIABLE ANNUITY ACCOUNT"), A SEPARATE ACCOUNT OF

                       MINNESOTA LIFE INSURANCE COMPANY
                              ("MINNESOTA LIFE")
                            400 ROBERT STREET NORTH
                        ST. PAUL, MINNESOTA 55101-2098
                           TELEPHONE: 1-800-362-3141
                      STATEMENT OF ADDITIONAL INFORMATION


THE DATE OF THIS DOCUMENT AND THE PROSPECTUS IS: May 1, 2018


This Statement of Additional Information is not a prospectus. Much of the information contained in this Statement of Additional Information expands upon subjects discussed in the Prospectus. Therefore, this Statement should be read in conjunction with the Variable Annuity Account's current Prospectus, bearing the same date, which may be obtained by calling Securian at 1-800-362-3141; or writing to Securian at Securian, 400 Robert Street North, St. Paul, Minnesota 55101-2098.

       General Information and History
       Distribution of Contract
       Performance
       Independent Registered Public Accounting Firm
       Registration Statement
       Financial Statements

                        GENERAL INFORMATION AND HISTORY

The Variable Annuity Account is a separate investment account of the Minnesota Life Insurance Company ("Minnesota Life"), a life insurance company organized under the laws of Minnesota. Minnesota Life was formerly known as The Minnesota Mutual Life Insurance Company ("Minnesota Mutual"), a mutual life insurance company organized in 1880 under the laws of Minnesota. Effective October 1, 1998, Minnesota Mutual reorganized by forming a mutual insurance holding company named "Minnesota Mutual Companies, Inc." Minnesota Mutual continued its corporate existence following conversion to a stock life insurance company named Minnesota Life. Minnesota Life is a subsidiary of Securian Financial Group, Inc. which in turn is a wholly-owned subsidiary of Securian Holding Company, which in turn is a wholly-owned subsidiary of the ultimate parent, Minnesota Mutual Companies, Inc.

                           DISTRIBUTION OF CONTRACT

The contract will be sold in a continuous offering by our life insurance agents who are also registered representatives of our affiliated broker-dealer, Securian Financial Services, Inc. ("Securian Financial") or other affiliated or unaffiliated broker-dealers who have entered into selling agreements with Securian Financial and Minnesota Life. Securian Financial acts as principal underwriter of the contracts.


Securian Financial and Securian Asset Management, Inc. are wholly-owned subsidiaries of Securian Financial Group, Inc. Advantus Capital Management, Inc., is a registered investment adviser and the investment adviser to the Securian Funds Trust. Securian Financial is registered as a broker-dealer under the Securities Exchange Act of 1934 and is a member of the National Association of Securities Dealers, Inc.

Amounts paid by Minnesota Life to the underwriter for 2017, 2016 and, 2015 were $31,245,769, $42,812,746, and $47,222,709 respectively, for payment to associated dealers on the sale of the contracts, which includes other contracts issued through the Variable Annuity Account. Securian Financial also receives amounts from some of the portfolios for services provided under a 12b-1 plan of distribution.


Agents of Minnesota Life who are also registered representatives of Securian Financial are compensated directly by Minnesota Life. Agents or registered representatives of other broker-dealers are paid by their broker-dealer. Minnesota Life makes payment to the broker-dealers and does not determine your registered representative's compensation. You are encouraged to ask your registered representative about the basis upon which he or she will be personally compensated for the advice or recommendations provided in connection with the sale of your contract.

The categories of payments Minnesota Life provides are described in the prospectus. These categories are not mutually exclusive and Minnesota Life may choose to make additional types of payments in the future. Firms may receive payments under more than one, or all categories. Not all firms receive additional compensation and the amount of compensation varies. Minnesota Life determines which firms to provide support and the extent of any payments. It generally chooses to compensate firms that have an ability to distribute the contracts and that are willing to cooperate with our promotional efforts. We do not attempt to make an independent assessment of the cost of providing any service(s).

The following is a list of names of the registered broker-dealers, which are members of FINRA, that with respect to annuity business related to this contract, during the last calendar year, we are aware received Additional Payments of more than $5,000 with respect to annuity business during the last calendar year. While we endeavor to update this list annually, please note that interim changes or new arrangements may not be reflected in this information. We assume no duty to notify contract owners whether his or her registered representative should be included.


H Beck Inc.
6600 Rockledge Drive, Sixth Floor
Bethesda, Maryland 20817-1806

Commonwealth Financial Network
29 Sawyer Road
Waltham, MA 02453

Ameriprise Financial Services, Inc.
570 Ameriprise Financial Center
Minneapolis, MN 55474

Cetera Financial Group, Inc.
200 North Sepulveda Boulevard, Suite 1200
El Segundo, CA 90245

Advisor Group Inc
FSC Securities Corporation
2300 Windy Ridge Pkwy, Suite 1000
Atlanta, GA 30339

Valmark Securities, Inc.
130 Springside Drive, Suite 300
Akron, OK 44333


                                  PERFORMANCE

From time to time our advertising and other promotional material may quote the performance (yield and total return) of a sub-account. In addition, our reports or other communications to current or prospective contract owners may also quote the yield on total return of the sub-account. Quoted results are based on past performance and reflect the performance of all assets held in that sub-account for the stated time period. QUOTED RESULTS ARE NEITHER AN ESTIMATE NOR A GUARANTEE OF FUTURE INVESTMENT PERFORMANCE, AND DO NOT REPRESENT THE ACTUAL EXPERIENCE OF AMOUNTS INVESTED BY ANY PARTICULAR CONTRACT OWNER.

Total Returns

A sub-account may advertise its "average annual total return" over various periods of time. "Total return" represents the percentage change in value of an investment in the sub-account from the beginning of a measuring period to the end of that measuring period. "Annualized" total return assumes that the total return achieved for the measuring period is achieved for each such period for a full year. "Average annual" total return is computed in accordance with a standard method prescribed by the SEC.

Average Annual Total Return

To calculate a sub-account's average annual total return for a specific measuring period, we take a hypothetical $1,000 investment in that sub-account, at its then applicable sub-account unit value (the "initial payment") and we compute the ending redeemable value of that initial payment at the end of the measuring period based on the investment experience of that sub-account ("full withdrawal value"). The full withdrawal value reflects the effect of all recurring fees and charges applicable to a contract owner under the contract, including the mortality and expense risk fee, the administrative fee and the deduction of the applicable deferred sales charge, but does not reflect any charges for applicable premium taxes and/or any other taxes, any non-recurring fees or charges or any increase in the mortality and expense risk fee for an optional death benefit rider or any charge for other optional benefits. The annual maintenance fee is also taken into account, assuming an average contract value of $80,000. The redeemable value is then divided by the initial payment and this quotient is raised to the 365/N power (N represents the number of days in the measuring period), and 1 is subtracted from this result. Average annual total return is expressed as a percentage.

                                      1/N
                                T = (ERV/P) -1

Where T    =   average annual total return
      ERV  =   ending redeemable value
      P    =   hypothetical initial payment of $1,000
      N    =   number of years

Average annual total return figures will generally be given for recent one, five, and ten year periods (if applicable), and may be given for other periods as well (such as from commencement of the sub-account's operations, or on a year by year basis).

When considering "average" total return figures for periods longer than one year, it is important to note that the relevant sub-account's annual total return for any one year in the period might have been greater or less than the average for the entire period.

Non-Standardized Returns

We may also calculate non-standardized returns which may or may not reflect any annual maintenance fee, and/or deferred sales charges, charges for premium taxes and/or any other taxes, or any charge for an optional rider or optional death benefit, and any non-recurring fees or charges. For periods prior to the date of this prospectus, calculations may be based on the assumption that the contracts described in this prospectus were issued when the underlying portfolios first became available to the variable annuity account. There may also be other "hypothetical" performance information which will include a more detailed description of the information and its calculation in the specific piece.

Standardized return calculations will always accompany any non-standardized returns shown.

Yields

Government Money Market Sub-Account

The "yield" (also called "current yield") of the Government Money Market Sub-Account is computed in accordance with a standard method prescribed by the SEC. The net change in the sub-account's unit value during a seven day period is divided by the unit value at the beginning of the period to obtain a base rate of return. The current yield is generated when the base rate is "annualized" by multiplying it by the fraction 365/7; that is, the base rate of return is assumed to be generated each week over a 365 day period and is shown as a percentage of the investment. The "effective yield" of the Government Money Market Sub-Account is calculated similarly but, when annualized, the base rate of return is assumed to be reinvested. The effective yield will be slightly higher than the current yield because of the compounding effect of this assumed reinvestment.

                                                         365/7
The formula for effective yield is: [(Base Period Return + 1)] - 1.

Realized capital gains or losses and unrealized appreciation or depreciation of the assets of the underlying Government Money Market Portfolio are not included in the yield calculation. Current yield and effective yield do not reflect any deduction of charges for any applicable premium taxes and/or any other taxes, or any charge for an optional death benefit rider, or any charge for an optional rider, but do reflect a deduction for the annual maintenance fee, the mortality and expense fee and the administrative fee.

Other Sub-accounts

"Yield" of the other sub-accounts is computed in accordance with a different standard method prescribed by the SEC. The net investment income (investment income less expenses) per sub-account unit earned during a specified one month of 30 day period is divided by the sub-account unit value on the last day of the specified period. This result is then annualized (that is, the yield is assumed to be generated each month or each 30 day period for a year), according to the following formula, which assumes semi-annual compounding:

                                      a-b    6
                           YIELD = 2[(--- + 1) - 1]
                                      CD

 Where  a =  net investment income earned during the period by the portfolio attributable to the sub-account.
        b = expenses accrued for the period (net of reimbursements) c = the average daily number of sub-account units outstanding during the period that were entitled to receive dividends.
        d = the unit value of the sub-account units on the last day of the period.

The yield of each sub-account reflects the deduction of all recurring fees and charges applicable to the sub-account, such as the mortality and expense fee, the administrative fee, the annual maintenance fee, but does not reflect any charge, for applicable premium taxes and/or any other taxes, any charge for an optional death benefit rider, any charge for any other optional rider, or any non-recurring fees or charges.

The sub-accounts' yields will vary from time to time depending upon market conditions, the composition of each portfolio and operating expenses of the fund allocated to each portfolio. Consequently, any given performance quotation should not be considered representative of the sub-account's performance in the future. Yield should also be considered relative to changes in sub-account unit values and to the relative risks associated with the investment policies and objectives of the various portfolios. In addition, because performance will fluctuate, it may not provide a basis for comparing the yield of a sub-account with certain bank deposits or other investments that pay a fixed yield or return for a stated period of time.

                 INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The consolidated financial statements and supplementary schedules of Minnesota Life Insurance Company and Subsidiaries as of December 31, 2017 and 2016, and for each of the years in the three year period ended December 31, 2017, and the financial statements of the Variable Annuity Account as of December 31, 2017, and the year or period then ended, included herein have been audited by our independent registered public accounting firm, KPMG LLP, 4200 Wells Fargo Center, 90 South Seventh Street, Minneapolis, Minnesota 55402, whose reports thereon appear elsewhere herein, and have been so included in reliance upon the reports of KPMG LLP and upon the authority of said firm as experts in accounting and auditing.


                            REGISTRATION STATEMENT

We have filed with the Securities and Exchange Commission a registration statement under the Securities Act of 1933, as amended, with respect to the contract offered hereby. This Prospectus does not contain all the information set forth in the registration statement and amendments thereto and the exhibits filed as a part thereof, to all of which reference is hereby made for further information concerning the variable annuity account, Minnesota Life, and the contract. Statements contained in this Prospectus as to the contents of contracts and other legal instruments are summaries, and reference is made to such instruments as filed.

                            VARIABLE ANNUITY ACCOUNT

                              Financial Statements

                               December 31, 2017

     (With Report of Independent Registered Public Accounting Firm Thereon)

                            VARIABLE ANNUITY ACCOUNT

                              Financial Statements

                               December 31, 2017

                               TABLE OF CONTENTS

                                                                  PAGE
Report of Independent Registered Public Accounting Firm              1

Statements of Assets, Liabilities, and Contract Owners' Equity       6

Statements of Operations                                            22

Statements of Changes in Net Assets                                 39

Notes to Financial Statements                                       56

[KPMG LOGO]

               KPMG LLP
               4200 Wells Fargo Center
               90 South Seventh Street
               Minneapolis, MN 55402

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors of Minnesota Life Insurance Company and
Contract Owners of the Variable Annuity Account:

OPINION ON THE FINANCIAL STATEMENTS

We have audited the accompanying statement of assets, liabilities, and contract owners' equity of the sub-accounts listed in the Appendix that comprise the Variable Annuity Account (the Separate Account) as of the date listed in the Appendix, the related statements of operations for the year or period listed in the Appendix and changes in net assets for the years or periods listed in the Appendix, and the related notes including the financial highlights in Note 7 (collectively, the financial statements). In our opinion, the financial statements present fairly, in all material respects, the financial position of each sub-account as of the date listed in the Appendix, the results of its operations for the year or period listed in the Appendix and changes in its net assets for the years or periods listed in the Appendix, and the financial highlights for each of the years or periods indicated in Note 7, in conformity with U.S. generally accepted accounting principles.

BASIS FOR OPINION

These financial statements are the responsibility of the Separate Account's management. Our responsibility is to express an opinion on these financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Separate Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Such procedures also included confirmation of securities owned as of December 31, 2017, by correspondence with the transfer agent of the underlying mutual funds. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

                                    KMPG LLP

We have served as the Separate Account's auditor since 1985.

Minneapolis, Minnesota
March 29, 2018

                                    APPENDIX

Statement of assets, liabilities, and contract owners' equity as of December 31, 2017, the related statement of operations for the year then ended, and the statements of changes in net assets for each of the years in the two-year period then ended.

  AB VPS Dynamic Asset Allocation Portfolio - Class B Shares

  AB VPS International Value Portfolio - Class B Shares

  American Century Investments II VP Inflation Protection Fund - Class II Shares

  American Century Investments VP Income & Growth Fund - Class II Shares

  American Funds IS(R) Global Bond Fund - Class 2 Shares

  American Funds IS(R) Global Growth Fund - Class 2 Shares

  American Funds IS(R) Global Small Capitalization Fund - Class 2 Shares

  American Funds IS(R) Growth Fund - Class 2 Shares

  American Funds IS(R) Growth-Income Fund - Class 2 Shares

  American Funds IS(R) International Fund - Class 2 Shares

  American Funds IS(R) New World Fund(R) - Class 2 Shares

  American Funds IS(R) U.S. Government/AAA-Rated Securities Fund - Class 2
  Shares

  Fidelity(R) VIP Equity-Income Portfolio - Service Class 2

  Fidelity(R) VIP Mid Cap Portfolio - Service Class 2

  Franklin Templeton VIP Trust Franklin Mutual Shares VIP Fund Class 2

  Franklin Templeton VIP Trust Franklin Small Cap Value VIP Fund Class 2

  Franklin Templeton VIP Trust Franklin Small-Mid Cap Growth VIP Fund Class 2

  Franklin Templeton VIP Trust Templeton Developing Markets VIP Fund Class 2

  Goldman Sachs VIT Global Trends Allocation Fund - Service Shares

  Goldman Sachs VIT High Quality Floating Rate Fund - Service Shares

  Invesco V.I. American Value Fund - Series II Shares

  Invesco V.I. Comstock Fund - Series II Shares

  Invesco V.I. Equity and Income Fund - Series II Shares

  Invesco V.I. Growth and Income Fund - Series II Shares

  Invesco V.I. Small Cap Equity Fund - Series II Shares

  Ivy VIP - Advantus Real Estate Securities Class II (1)

  Ivy VIP - Asset Strategy Class II (1)

  Ivy VIP - Balanced Class II (1)

  Ivy VIP - Bond Class II (1)

  Ivy VIP - Core Equity Class II (1)

  Ivy VIP - Dividend Opportunities Class II (1)

  Ivy VIP - Energy Class II (1)

  Ivy VIP - Global Bond Class II (1)

  Ivy VIP - Global Growth Class II (1)

  Ivy VIP - Government Money Market Class II (1)

  Ivy VIP - Growth Class II (1)

  Ivy VIP - High Income Class II (1)

  Ivy VIP - International Core Equity Class II (1)

  Ivy VIP - Limited-Term Bond Class II (1)

  Ivy VIP - Micro Cap Growth Class II (1)

  Ivy VIP - Mid Cap Growth Class II (1)

  Ivy VIP - Natural Resources Class II (1)

  Ivy VIP - Pathfinder Aggressive Class II (1)

  Ivy VIP - Pathfinder Conservative Class II (1)

  Ivy VIP - Pathfinder Moderate - Managed Volatility Class II (1)

  Ivy VIP - Pathfinder Moderate Class II (1)

  Ivy VIP - Pathfinder Moderately Aggressive - Managed Volatility Class II (1)

  Ivy VIP - Pathfinder Moderately Aggressive Class II (1)

  Ivy VIP - Pathfinder Moderately Conservative - Managed Volatility Class II (1)

  Ivy VIP - Pathfinder Moderately Conservative Class II (1)

  Ivy VIP - Science and Technology Class II (1)

  Ivy VIP - Small Cap Core Class II (1)

  Ivy VIP - Small Cap Growth Class II (1)

  Ivy VIP - Value Class II (1)

  Janus Aspen Series - Janus Henderson Balanced Portfolio - Service Shares (1)

  Janus Aspen Series - Janus Henderson Flexible Bond - Service Shares (1)

  Janus Aspen Series - Janus Henderson Forty Portfolio - Service Shares (1)

  Janus Aspen Series -Janus Henderson Mid Cap Value Portfolio - Service
  Shares (1)

  Janus Aspen Series - Janus Henderson Overseas Portfolio - Service Shares (1)

  Legg Mason Partners Variable Equity Trust - ClearBridge Variable Small Cap Growth Portfolio - Class II Shares

  MFS(R) VIT - Mid Cap Growth Series - Service Class

  MFS(R) VIT II - International Value Portfolio - Service Class

  Morgan Stanley Variable Insurance Fund, Inc. - Morgan Stanley VIF Emerging Markets Equity Portfolio - Class II Shares (1)

  Morningstar Aggressive Growth ETF Asset Allocation Portfolio - Class II Shares
  (1)

  Morningstar Balanced ETF Asset Allocation Portfolio - Class II Shares (1)

  Morningstar Conservative ETF Asset Allocation Portfolio - Class II Shares (1)

  Morningstar Growth ETF Asset Allocation Portfolio - Class II Shares (1)

  Morningstar Income and Growth Asset Allocation Portfolio - Class II Shares (1)

  Neuberger Berman Advisers Management Trust Socially Responsive - S Class
  Shares

  Northern Lights VT TOPS(R) Managed Risk Balanced ETF Portfolio -- Class 2
  Shares

  Northern Lights VT TOPS(R) Managed Risk Flex ETF Portfolio

  Northern Lights VT TOPS(R) Managed Risk Growth ETF Portfolio - Class 2 Shares

  Northern Lights VT TOPS(R) Managed Risk Moderate Growth ETF Portfolio - Class 2 Shares

  Oppenheimer VA Funds - Oppenheimer International Growth Fund/VA Service Shares

  Oppenheimer VA Funds - Oppenheimer Main Street Small Cap Fund(R)/VA Service Shares

  PIMCO VIT - PIMCO Global Diversified Allocation Portfolio Advisor Class Shares

  PIMCO VIT - PIMCO Low Duration Portfolio Advisor Class Shares

  PIMCO VIT - PIMCO Total Return Portfolio Advisor Class Shares

  Putnam VT Equity Income Fund - Class IB Shares

  Putnam VT International Equity Fund - Class IB Shares

  Putnam VT Multi-Cap Growth Fund - Class IB Shares

  Securian Funds Trust - SFT Advantus Bond Fund - Class 2 Shares

  Securian Funds Trust - SFT Advantus Dynamic Managed Volatility Fund (1)

  Securian Funds Trust - SFT Advantus Government Money Market Fund (1)

  Securian Funds Trust - SFT Advantus Index 400 Mid-Cap Fund - Class 2 Shares

  Securian Funds Trust - SFT Advantus Index 500 Fund - Class 2 Shares

  Securian Funds Trust - SFT Advantus International Bond Fund - Class 2 Shares

  Securian Funds Trust - SFT Advantus Managed Volatility Equity Fund

  Securian Funds Trust - SFT Advantus Mortgage Securities Fund - Class 2 Shares

  Securian Funds Trust - SFT Advantus Real Estate Securities Fund - Class 2
  Shares

  Securian Funds Trust - SFT Ivy(SM) Growth Fund

  Securian Funds Trust - SFT Ivy(SM) Small Cap Growth Fund

  Securian Funds Trust - SFT T. Rowe Price Value Fund

  Securian Funds Trust - SFT Wellington Core Equity Fund - Class 2 Shares (1)

Statement of assets, liabilities, and contract owners' equity as of December 31, 2017, the related statement of operations for the year then ended, and the statements of changes in net assets for the year ended December 31, 2017 and the period from November 21, 2016 (inception) to December 31, 2016

Putnam VT Growth Opportunities Fund - Class IB Shares

Statement of operations for the period from January 1, 2017 to May 15, 2017 (closure) and the statements of changes in net assets for the period from January 1, 2017 to May 15, 2017 (closure) and the year ended December 31, 2016.

Putnam VT Growth and Income Fund - Class IB Shares

Statement of changes in net assets for the period from January 1, 2016 to November 21, 2016 (closure).

Putnam VT Voyager Fund - Class IB Shares

--------
(1) See Note 1 to the financial statements for the former name of the sub-account.

                            VARIABLE ANNUITY ACCOUNT

         Statements of Assets, Liabilities, and Contract Owners' Equity

                               December 31, 2017

                                                                    SEGREGATED SUB-ACCOUNTS*
                                  ---------------------------------------------------------------------------------------------
                                      AB VPS                        AM CENTURY      AM CENTURY      AMER FUNDS      AMER FUNDS
                                    DYNASSTALL      AB VPS INTL      VP INC &       VP INFL PRO    IS GLBL BOND      IS GLBL
                                       CL B         VALUE CL B       GRO CL II         CL II           CL 2        GROWTH CL 2
                                  --------------  --------------  --------------  --------------  -------------   -------------
ASSETS
Investments at net asset value    $ 157,769,167         764,263       4,744,547      70,914,177     12,758,152      15,212,358
Receivable from Minnesota Life
  for contract purchase payments             --              --              --              --             --          77,130
Receivable for investments sold         112,145              31             217          48,952          4,743              --
                                  --------------  --------------  --------------  --------------  -------------   -------------
    Total assets                    157,881,312         764,294       4,744,764      70,963,129     12,762,895      15,289,488
                                  --------------  --------------  --------------  --------------  -------------   -------------

LIABILITIES
Payable to Minnesota Life for
  contract terminations,
  withdrawal payments and
  mortality and expense charges         113,104              37             277          49,416          4,835              --
Payable for investments
  purchased                                  --              --              --              --             --          77,224
                                  --------------  --------------  --------------  --------------  -------------   -------------
    Total liabilities                   113,104              37             277          49,416          4,835          77,224
                                  --------------  --------------  --------------  --------------  -------------   -------------
    Net assets applicable to
      contract owners             $ 157,768,208         764,257       4,744,487      70,913,713     12,758,060      15,212,264
                                  ==============  ==============  ==============  ==============  =============   =============

CONTRACT OWNERS' EQUITY
Contracts in accumulation period  $ 157,768,208         764,257       4,740,058      70,837,856     12,711,937      15,212,264
Contracts in annuity payment
  period                                     --              --           4,429          75,857         46,123              --
                                  --------------  --------------  --------------  --------------  -------------   -------------
    Total contract owners'
      equity                      $ 157,768,208         764,257       4,744,487      70,913,713     12,758,060      15,212,264
                                  ==============  ==============  ==============  ==============  =============   =============

    Investment shares                12,154,789          47,323         442,588       6,945,561      1,082,116         503,054
    Investments at cost           $ 142,407,468         667,089       4,092,584      76,848,036     12,482,408      13,142,695

See accompanying notes to financial statements.

--------
*See note 1 for the full name of each segregated sub-account.

                            VARIABLE ANNUITY ACCOUNT

         Statements of Assets, Liabilities, and Contract Owners' Equity

                               December 31, 2017

                                                                    SEGREGATED SUB-ACCOUNTS*
                                  ---------------------------------------------------------------------------------------------
                                    AMER FUNDS      AMER FUNDS      AMER FUNDS                      AMER FUNDS      AMER FUNDS
                                    IS GLBL SM       IS GROWTH     IS GROWTH-INC    AMER FUNDS        IS NEW          IS US
                                      CP CL 2          CL 2             CL 2       IS INTL CL 2     WORLD CL 2    GOVT/AAA CL 2
                                  --------------  --------------  --------------  --------------  -------------   -------------
ASSETS
Investments at net asset value    $  11,531,958      48,400,975      29,781,010      18,460,171     12,576,050      13,394,284
Receivable from Minnesota Life
  for contract purchase payments             --              --          75,201              --             --          44,334
Receivable for investments sold             742          24,323              --           8,679            502              --
                                  --------------  --------------  --------------  --------------  -------------   -------------
    Total assets                     11,532,700      48,425,298      29,856,211      18,468,850     12,576,552      13,438,618
                                  --------------  --------------  --------------  --------------  -------------   -------------

LIABILITIES
Payable to Minnesota Life for
  contract terminations,
  withdrawal payments and
  mortality and expense charges             836          24,758              --           8,795            601              --
Payable for investments
  purchased                                  --              --          75,422              --             --          44,434
                                  --------------  --------------  --------------  --------------  -------------   -------------
    Total liabilities                       836          24,758          75,422           8,795            601          44,434
                                  --------------  --------------  --------------  --------------  -------------   -------------
    Net assets applicable to
      contract owners             $  11,531,864      48,400,540      29,780,789      18,460,055     12,575,951      13,394,184
                                  ==============  ==============  ==============  ==============  =============   =============

CONTRACT OWNERS' EQUITY
Contracts in accumulation period  $  11,494,502      48,369,831      29,733,411      18,460,055     12,540,531      13,382,041
Contracts in annuity payment
  period                                 37,362          30,709          47,378              --         35,420          12,143
                                  --------------  --------------  --------------  --------------  -------------   -------------
    Total contract owners'
      equity                      $  11,531,864      48,400,540      29,780,789      18,460,055     12,575,951      13,394,184
                                  ==============  ==============  ==============  ==============  =============   =============

    Investment shares                   466,503         625,740         599,095         853,452        501,637       1,119,923
    Investments at cost           $  10,638,178      44,499,669      26,953,414      16,525,197     10,659,394      13,751,207

See accompanying notes to financial statements.

--------
*See note 1 for the full name of each segregated sub-account.

                            VARIABLE ANNUITY ACCOUNT

         Statements of Assets, Liabilities, and Contract Owners' Equity

                               December 31, 2017

                                                                    SEGREGATED SUB-ACCOUNTS*
                                  ---------------------------------------------------------------------------------------------
                                    CLEARBRIDGE    FIDELITY VIP                    FRANKLIN DEV      FRANKLIN        FRANKLIN
                                    VAR SM GRO        EQUITY-      FIDELITY VIP     MKTS VIP CL     MUTUAL SHS     SMALL CP VAL
                                       CL II        INCOME SC2      MID CAP SC2          2           VIP CL 2        VIP CL 2
                                  --------------  --------------  --------------  --------------  -------------   -------------
ASSETS
Investments at net asset value    $  11,306,157      74,770,168      40,238,184      29,192,068     10,649,908      29,386,891
Receivable from Minnesota Life
  for contract purchase payments             --              --              --              --             --              --
Receivable for investments sold             753          22,478           4,997           5,126         25,816           3,433
                                  --------------  --------------  --------------  --------------  -------------   -------------
    Total assets                     11,306,910      74,792,646      40,243,181      29,197,194     10,675,724      29,390,324
                                  --------------  --------------  --------------  --------------  -------------   -------------

LIABILITIES
Payable to Minnesota Life for
  contract terminations,
  withdrawal payments and
  mortality and expense charges             927          22,898           5,214           5,298         25,931           3,653
Payable for investments
  purchased                                  --              --              --              --             --              --
                                  --------------  --------------  --------------  --------------  -------------   -------------
    Total liabilities                       927          22,898           5,214           5,298         25,931           3,653
                                  --------------  --------------  --------------  --------------  -------------   -------------
    Net assets applicable to
      contract owners             $  11,305,983      74,769,748      40,237,967      29,191,896     10,649,793      29,386,671
                                  ==============  ==============  ==============  ==============  =============   =============

CONTRACT OWNERS' EQUITY
Contracts in accumulation period  $  11,300,049      74,434,714      39,988,349      29,094,838     10,633,084      29,344,847
Contracts in annuity payment
  period                                  5,934         335,034         249,618          97,058         16,709          41,824
                                  --------------  --------------  --------------  --------------  -------------   -------------
    Total contract owners'
      equity                      $  11,305,983      74,769,748      40,237,967      29,191,896     10,649,793      29,386,671
                                  ==============  ==============  ==============  ==============  =============   =============

    Investment shares                   452,971       3,206,268       1,064,784       2,853,575        523,080       1,484,186
    Investments at cost           $  10,083,822      65,134,847      33,999,314      23,406,689     10,152,118      28,162,954

See accompanying notes to financial statements.

--------
*See note 1 for the full name of each segregated sub-account.

                            VARIABLE ANNUITY ACCOUNT

         Statements of Assets, Liabilities, and Contract Owners' Equity

                               December 31, 2017

                                                                    SEGREGATED SUB-ACCOUNTS*
                                  ---------------------------------------------------------------------------------------------
                                     FRANKLIN         GOLDMAN         GOLDMAN       INVESCO VI      INVESCO VI      INVESCO VI
                                    SM-MD CP GR     SACHS VI HQ      SACHS VIT      AMER VALUE       COMSTOCK      EQUITY & INC
                                     VIP CL 2        FLT RT SS     GBL TRNDS SS        SR II           SRII           SR II
                                  --------------  --------------  --------------  --------------  -------------   -------------
ASSETS
Investments at net asset value    $   9,497,609      40,213,614     138,688,323       9,760,790     59,173,506       7,723,682
Receivable from Minnesota Life
  for contract purchase payments            491              --          79,363              --             --              --
Receivable for investments sold              --          27,588              --           1,071         39,503             719
                                  --------------  --------------  --------------  --------------  -------------   -------------
    Total assets                      9,498,100      40,241,202     138,767,686       9,761,861     59,213,009       7,724,401
                                  --------------  --------------  --------------  --------------  -------------   -------------

LIABILITIES
Payable to Minnesota Life for
  contract terminations,
  withdrawal payments and
  mortality and expense charges              --          27,860              --           1,153         39,994             766
Payable for investments
  purchased                                 523              --          80,246              --             --              --
                                  --------------  --------------  --------------  --------------  -------------   -------------
    Total liabilities                       523          27,860          80,246           1,153         39,994             766
                                  --------------  --------------  --------------  --------------  -------------   -------------
    Net assets applicable to
      contract owners             $   9,497,577      40,213,342     138,687,440       9,760,708     59,173,015       7,723,635
                                  ==============  ==============  ==============  ==============  =============   =============

CONTRACT OWNERS' EQUITY
Contracts in accumulation period  $   9,432,097      40,191,889     138,687,440       9,716,689     59,027,198       7,723,635
Contracts in annuity payment
  period                                 65,480          21,453              --          44,019        145,817              --
                                  --------------  --------------  --------------  --------------  -------------   -------------
    Total contract owners'
      equity                      $   9,497,577      40,213,342     138,687,440       9,760,708     59,173,015       7,723,635
                                  ==============  ==============  ==============  ==============  =============   =============

    Investment shares                   532,676       3,866,694      11,139,624         536,307      2,880,891         407,582
    Investments at cost           $  10,100,605      40,769,492     128,275,334       9,291,989     49,625,177       7,134,783

See accompanying notes to financial statements.

--------
*See note 1 for the full name of each segregated sub-account.

                            VARIABLE ANNUITY ACCOUNT

         Statements of Assets, Liabilities, and Contract Owners' Equity

                               December 31, 2017

                                                                    SEGREGATED SUB-ACCOUNTS*
                                  ---------------------------------------------------------------------------------------------
                                    INVESCO VI      INVESCO VI                     IVY VIP ASSET      IVY VIP
                                     GROWTH &       SM CAP EQTY     IVY VIP ADV       STRATEGY       BALANCED      IVY VIP BOND
                                     INC SR II         SR II       RE SEC CL II         CL II          CL II           CL II
                                  --------------  --------------  --------------  --------------  -------------   -------------
ASSETS
Investments at net asset value    $   8,380,053      21,120,768      10,940,729     145,050,816    108,956,908     139,237,952
Receivable from Minnesota Life
  for contract purchase payments             --              --              --              --         33,744              --
Receivable for investments sold           7,315           4,447           5,183          75,696             --         190,512
                                  --------------  --------------  --------------  --------------  -------------   -------------
    Total assets                      8,387,368      21,125,215      10,945,912     145,126,512    108,990,652     139,428,464
                                  --------------  --------------  --------------  --------------  -------------   -------------

LIABILITIES
Payable to Minnesota Life for
  contract terminations,
  withdrawal payments and
  mortality and expense charges           7,434           4,584           5,265          76,376             --         190,745
Payable for investments
  purchased                                  --              --              --              --         33,987              --
                                  --------------  --------------  --------------  --------------  -------------   -------------
    Total liabilities                     7,434           4,584           5,265          76,376         33,987         190,745
                                  --------------  --------------  --------------  --------------  -------------   -------------
    Net assets applicable to
      contract owners             $   8,379,934      21,120,631      10,940,647     145,050,136    108,956,665     139,237,719
                                  ==============  ==============  ==============  ==============  =============   =============

CONTRACT OWNERS' EQUITY
Contracts in accumulation period  $   8,379,934      21,106,522      10,902,674     144,696,321    106,867,863     139,051,741
Contracts in annuity payment
  period                                     --          14,109          37,973         353,815      2,088,802         185,978
                                  --------------  --------------  --------------  --------------  -------------   -------------
    Total contract owners'
      equity                      $   8,379,934      21,120,631      10,940,647     145,050,136    108,956,665     139,237,719
                                  ==============  ==============  ==============  ==============  =============   =============

    Investment shares                   369,817       1,108,702       1,431,677      15,483,979     13,701,652      26,007,313
    Investments at cost           $   7,807,206      21,013,842      11,626,972     157,988,510    119,239,091     144,485,864

See accompanying notes to financial statements.

--------
*See note 1 for the full name of each segregated sub-account.

                            VARIABLE ANNUITY ACCOUNT

         Statements of Assets, Liabilities, and Contract Owners' Equity

                               December 31, 2017

                                                                    SEGREGATED SUB-ACCOUNTS*
                                  ---------------------------------------------------------------------------------------------
                                                      IVY VIP                         IVY VIP        IVY VIP       IVY VIP GOVT
                                   IVY VIP CORE    DIVIDEND OPP       IVY VIP       GLOBAL BOND       GLOBAL          MONEY
                                   EQUITY CL II        CL II       ENERGY CL II        CL II       GROWTH CL II    MARKET CL II
                                  --------------  --------------  --------------  --------------  -------------   -------------
ASSETS
Investments at net asset value    $ 105,702,401      21,274,835       6,132,658       6,553,118     66,215,470      10,178,707
Receivable from Minnesota Life
  for contract purchase payments             --              --              --              --             --              --
Receivable for investments sold          65,728          18,550           3,245             347         75,884          25,205
                                  --------------  --------------  --------------  --------------  -------------   -------------
    Total assets                    105,768,129      21,293,385       6,135,903       6,553,465     66,291,354      10,203,912
                                  --------------  --------------  --------------  --------------  -------------   -------------

LIABILITIES
Payable to Minnesota Life for
  contract terminations,
  withdrawal payments and
  mortality and expense charges          66,201          18,640           3,281             364         76,295          25,224
Payable for investments
  purchased                                  --              --              --              --             --              --
                                  --------------  --------------  --------------  --------------  -------------   -------------
    Total liabilities                    66,201          18,640           3,281             364         76,295          25,224
                                  --------------  --------------  --------------  --------------  -------------   -------------
    Net assets applicable to
      contract owners             $ 105,701,928      21,274,745       6,132,622       6,553,101     66,215,059      10,178,688
                                  ==============  ==============  ==============  ==============  =============   =============

CONTRACT OWNERS' EQUITY
Contracts in accumulation period  $ 105,256,711      21,120,858       6,122,925       6,546,629     66,057,624      10,157,151
Contracts in annuity payment
  period                                445,217         153,887           9,697           6,472        157,435          21,537
                                  --------------  --------------  --------------  --------------  -------------   -------------
    Total contract owners'
      equity                      $ 105,701,928      21,274,745       6,132,622       6,553,101     66,215,059      10,178,688
                                  ==============  ==============  ==============  ==============  =============   =============

    Investment shares                 8,596,487       2,479,238       1,044,960       1,321,966      6,710,665      10,178,707
    Investments at cost           $ 106,070,302      19,041,551       6,483,352       6,651,773     57,710,632      10,178,707

See accompanying notes to financial statements.

--------
*See note 1 for the full name of each segregated sub-account.

                            VARIABLE ANNUITY ACCOUNT

         Statements of Assets, Liabilities, and Contract Owners' Equity

                               December 31, 2017

                                                                    SEGREGATED SUB-ACCOUNTS*
                                  ---------------------------------------------------------------------------------------------
                                                                   IVY VIP INTL       IVY VIP     IVY VIP MICRO    IVY VIP MID
                                      IVY VIP      IVY VIP HIGH     CORE EQUITY    LIMITED-TERM     CAP GROWTH      CAP GROWTH
                                   GROWTH CL II    INCOME CL II        CL II        BOND CL II        CL II           CL II
                                  --------------  --------------  --------------  --------------  -------------   -------------
ASSETS
Investments at net asset value    $  59,438,555      88,953,864     161,571,181      41,759,819     30,332,581      65,783,696
Receivable from Minnesota Life
  for contract purchase payments             --              --              --              --             --              --
Receivable for investments sold         106,112          90,250         161,320           2,087         12,976          44,943
                                  --------------  --------------  --------------  --------------  -------------   -------------
    Total assets                     59,544,667      89,044,114     161,732,501      41,761,906     30,345,557      65,828,639
                                  --------------  --------------  --------------  --------------  -------------   -------------

LIABILITIES
Payable to Minnesota Life for
   contract terminations,
   withdrawal payments and
   mortality and expense charges        106,357          90,856         161,935           2,130         13,218          45,308
Payable for investments
   purchased                                 --              --              --              --             --              --
                                  --------------  --------------  --------------  --------------  -------------   -------------
    Total liabilities                   106,357          90,856         161,935           2,130         13,218          45,308
                                  --------------  --------------  --------------  --------------  -------------   -------------
    Net assets applicable to
      contract owners             $  59,438,310      88,953,258     161,570,566      41,759,776     30,332,339      65,783,331
                                  ==============  ==============  ==============  ==============  =============   =============

CONTRACT OWNERS' EQUITY
Contracts in accumulation period  $  59,205,212      88,669,709     160,652,226      41,759,776     30,268,348      65,682,242
Contracts in annuity payment
  period                                233,098         283,549         918,340              --         63,991         101,089
                                  --------------  --------------  --------------  --------------  -------------   -------------
    Total contract owners'
      equity                      $  59,438,310      88,953,258     161,570,566      41,759,776     30,332,339      65,783,331
                                  ==============  ==============  ==============  ==============  =============   =============

    Investment shares                 4,915,527      24,455,343       8,694,663       8,557,866      1,352,925       5,666,612
    Investments at cost           $  52,849,039      91,768,522     139,140,314      41,961,752     29,463,199      54,230,743

See accompanying notes to financial statements.

--------
*See note 1 for the full name of each segregated sub-account.

                            VARIABLE ANNUITY ACCOUNT

         Statements of Assets, Liabilities, and Contract Owners' Equity

                               December 31, 2017

                                                                    SEGREGATED SUB-ACCOUNTS*
                                  ---------------------------------------------------------------------------------------------
                                                                                                     IVY VIP         IVY VIP
                                      IVY VIP      IVY VIP PATH    IVY VIP PATH    IVY VIP PATH     PATHFINDER      PATHFINDER
                                      NATURAL         MOD AGG         MOD CON         MOD MVF       AGGRESSIVE       CONSERV
                                     RES CL II       MVF CL II       MVF CL II         CL II          CL II           CL II
                                  --------------  --------------  --------------  --------------  -------------   -------------
ASSETS
Investments at net asset value    $  34,918,475      77,084,093      35,051,821     399,264,451     17,729,000      29,589,111
Receivable from Minnesota Life
  for contract purchase payments             --              --              --              --             --              --
Receivable for investments sold          35,594          42,057           2,163         110,234            689           1,232
                                  --------------  --------------  --------------  --------------  -------------   -------------
    Total assets                     34,954,069      77,126,150      35,053,984     399,374,685     17,729,689      29,590,343
                                  --------------  --------------  --------------  --------------  -------------   -------------

LIABILITIES
Payable to Minnesota Life for
  contract terminations,
  withdrawal payments and
  mortality and expense charges          35,856          42,255           2,249         111,483            737           1,265
Payable for investments
  purchased                                  --              --              --              --             --              --
                                  --------------  --------------  --------------  --------------  -------------   -------------
    Total liabilities                    35,856          42,255           2,249         111,483            737           1,265
                                  --------------  --------------  --------------  --------------  -------------   -------------
    Net assets applicable to
      contract owners             $  34,918,213      77,083,895      35,051,735     399,263,202     17,728,952      29,589,078
                                  ==============  ==============  ==============  ==============  =============   =============

CONTRACT OWNERS' EQUITY
Contracts in accumulation period  $  34,869,087      77,083,895      35,051,735     399,263,202     17,728,952      29,537,997
Contracts in annuity payment
  period                                 49,126              --              --              --             --          51,081
                                  --------------  --------------  --------------  --------------  -------------   -------------
    Total contract owners'
      equity                      $  34,918,213      77,083,895      35,051,735     399,263,202     17,728,952      29,589,078
                                  ==============  ==============  ==============  ==============  =============   =============

    Investment shares                 7,539,996      13,630,416       6,310,868      69,060,167      3,434,189       5,736,103
    Investments at cost           $  34,140,037      71,963,106      32,794,932     371,835,187     17,691,392      30,073,474

See accompanying notes to financial statements.

--------
*See note 1 for the full name of each segregated sub-account.

                            VARIABLE ANNUITY ACCOUNT

         Statements of Assets, Liabilities, and Contract Owners' Equity

                               December 31, 2017

                                                                    SEGREGATED SUB-ACCOUNTS*
                                  ---------------------------------------------------------------------------------------------
                                      IVY VIP         IVY VIP         IVY VIP         IVY VIP     IVY VIP SMALL   IVY VIP SMALL
                                    PATHFINDER    PATHFINDER MOD    PATHFINDER    SCIENCE & TECH     CAP CORE       CAP GROWTH
                                  MOD AGGR CL II   CONS CL II     MODERATE CL II       CL II          CL II           CL II
                                  --------------  --------------  --------------  --------------  -------------   -------------
ASSETS
Investments at net asset value    $ 249,489,820      67,144,788     206,391,882      82,724,192     68,326,281      30,396,765
Receivable from Minnesota Life
  for contract purchase payments             --              --              --          18,278             --              --
Receivable for investments sold         429,695           2,617           1,611              --         71,328          28,247
                                  --------------  --------------  --------------  --------------  -------------   -------------
    Total assets                    249,919,515      67,147,405     206,393,493      82,742,470     68,397,609      30,425,012
                                  --------------  --------------  --------------  --------------  -------------   -------------

LIABILITIES
Payable to Minnesota Life for
  contract terminations,
  withdrawal payments and
  mortality and expense charges         429,993           2,684           1,920              --         71,729          28,381
Payable for investments
  purchased                                  --              --              --          18,952             --              --
                                  --------------  --------------  --------------  --------------  -------------   -------------
    Total liabilities                   429,993           2,684           1,920          18,952         71,729          28,381
                                  --------------  --------------  --------------  --------------  -------------   -------------
    Net assets applicable to
      contract owners             $ 249,489,522      67,144,721     206,391,573      82,723,518     68,325,880      30,396,631
                                  ==============  ==============  ==============  ==============  =============   =============

CONTRACT OWNERS' EQUITY
Contracts in accumulation period  $ 249,489,522      67,144,721     206,339,924      82,387,579     68,055,275      30,373,940
Contracts in annuity payment
  period                                     --              --          51,649         335,939        270,605          22,691
                                  --------------  --------------  --------------  --------------  -------------   -------------
    Total contract owners'
      equity                      $ 249,489,522      67,144,721     206,391,573      82,723,518     68,325,880      30,396,631
                                  ==============  ==============  ==============  ==============  =============   =============

    Investment shares                44,658,615      12,624,523      38,253,305       3,059,609      3,730,252       2,614,056
    Investments at cost           $ 236,066,118      67,688,006     198,802,475      69,281,899     61,273,460      27,069,220

See accompanying notes to financial statements.

--------
*See note 1 for the full name of each segregated sub-account.

                            VARIABLE ANNUITY ACCOUNT

         Statements of Assets, Liabilities, and Contract Owners' Equity

                               December 31, 2017

                                                                    SEGREGATED SUB-ACCOUNTS*
                                  ----------------------------------------------------------------------------------------------
                                                                       JANUS                          JANUS
                                                       JANUS         HENDERSON         JANUS        HENDERSON          JANUS
                                      IVY VIP        HENDERSON       FLEXIBLE        HENDERSON        MID CP         HENDERSON
                                    VALUE CL II     BALANCED SS       BOND SS        FORTY SS         VAL SS        OVERSEAS SS
                                  --------------  --------------  --------------  --------------  -------------   --------------
ASSETS
Investments at net asset value    $  87,254,534      25,137,391      20,888,906      47,032,037     26,050,534       44,287,139
Receivable from Minnesota Life
  for contract purchase payments             --              --          25,669          11,343             --               --
Receivable for investments sold         108,231           1,106              --              --          2,079           26,140
                                  --------------  --------------  --------------  --------------  -------------   --------------
    Total assets                     87,362,765      25,138,497      20,914,575      47,043,380     26,052,613       44,313,279
                                  --------------  --------------  --------------  --------------  -------------   --------------

LIABILITIES
Payable to Minnesota Life for
  contract terminations,
  withdrawal payments and
  mortality and expense charges         108,584           1,240              --              --          2,263           26,352
Payable for investments
  purchased                                  --              --          25,798          11,619             --               --
                                  --------------  --------------  --------------  --------------  -------------   --------------
    Total liabilities                   108,584           1,240          25,798          11,619          2,263           26,352
                                  --------------  --------------  --------------  --------------  -------------   --------------
    Net assets applicable to
      contract owners             $  87,254,181      25,137,257      20,888,777      47,031,761     26,050,350       44,286,927
                                  ==============  ==============  ==============  ==============  =============   ==============

CONTRACT OWNERS' EQUITY
Contracts in accumulation period  $  86,591,353      25,126,009      20,864,220      46,777,767     26,015,228       44,172,728
Contracts in annuity payment
  period                                662,828          11,248          24,557         253,994         35,122          114,199
                                  --------------  --------------  --------------  --------------  -------------   --------------
    Total contract owners'
      equity                      $  87,254,181      25,137,257      20,888,777      47,031,761     26,050,350       44,286,927
                                  ==============  ==============  ==============  ==============  =============   ==============

    Investment shares                13,551,366         677,740       1,640,920       1,242,919      1,489,453        1,440,701
    Investments at cost           $  82,935,403      21,435,954      21,149,015      42,133,695     24,608,406       44,703,053

See accompanying notes to financial statements.

--------
*See note 1 for the full name of each segregated sub-account.

                            VARIABLE ANNUITY ACCOUNT

         Statements of Assets, Liabilities, and Contract Owners' Equity

                               December 31, 2017

                                                                    SEGREGATED SUB-ACCOUNTS*
                                  ---------------------------------------------------------------------------------------------
                                                      MFS VIT
                                                      MID CAP       MORGSTANLEY     MORNINGSTAR    MORNINGSTAR     MORNINGSTAR
                                    MFS VIT II      GROWTH SER      VIF EMG MK      AGGR GROWTH      BALANCED      CONSERVATIVE
                                   INTL VALUE SC        SC            EQ CL 2         ETF II          ETF II          ETF II
                                  --------------  --------------  --------------  --------------  -------------   -------------
ASSETS
Investments at net asset value    $  15,296,457       1,184,293      28,530,070       8,926,106     61,682,368      14,147,266
Receivable from Minnesota Life
  for contract purchase payments          2,750              --              --              --             --           2,846
Receivable for investments sold              --              52          16,262             440          3,485              --
                                  --------------  --------------  --------------  --------------  -------------   -------------
    Total assets                     15,299,207       1,184,345      28,546,332       8,926,546     61,685,853      14,150,112
                                  --------------  --------------  --------------  --------------  -------------   -------------

LIABILITIES
Payable to Minnesota Life for
  contract terminations,
  withdrawal payments and
  mortality and expense charges              --              64          16,499             511          3,834              --
Payable for investments
  purchased                               2,868              --              --              --             --           2,963
                                  --------------  --------------  --------------  --------------  -------------   -------------
    Total liabilities                     2,868              64          16,499             511          3,834           2,963
                                  --------------  --------------  --------------  --------------  -------------   -------------
    Net assets applicable to
      contract owners             $  15,296,339       1,184,281      28,529,833       8,926,035     61,682,019      14,147,149
                                  ==============  ==============  ==============  ==============  =============   =============

CONTRACT OWNERS' EQUITY
Contracts in accumulation period  $  15,257,947       1,184,281      28,479,797       8,926,035     61,383,906      14,147,149
Contracts in annuity payment
  period                                 38,392              --          50,036              --        298,113              --
                                  --------------  --------------  --------------  --------------  -------------   -------------
    Total contract owners'
      equity                      $  15,296,339       1,184,281      28,529,833       8,926,035     61,682,019      14,147,149
                                  ==============  ==============  ==============  ==============  =============   =============

    Investment shares                   550,232         131,735       1,622,871         691,410      5,410,734       1,273,381
    Investments at cost           $  12,653,356       1,044,075      22,966,974       8,164,927     58,404,771      14,247,232

See accompanying notes to financial statements.

--------
*See note 1 for the full name of each segregated sub-account.

                            VARIABLE ANNUITY ACCOUNT

         Statements of Assets, Liabilities, and Contract Owners' Equity

                               December 31, 2017

                                                                    SEGREGATED SUB-ACCOUNTS*
                                  ---------------------------------------------------------------------------------------------
                                                   MORNINGSTAR
                                    MORNINGSTAR        INC &         NEUBERGER      OPPENHEIMER    OPPENHEIMER       PIMCO VIT
                                    GROWTH ETF      GROWTH ETF      BERMAN SOC     INTL GROW VA    MS SM CAP VA     GLB DIV ALL
                                        II              II           RESP S CL          SS              SS            ADV CL
                                  --------------  --------------  --------------  --------------  -------------   -------------
ASSETS
Investments at net asset value    $  25,558,865      27,618,135       3,658,355      40,259,686      3,804,548     140,289,191
Receivable from Minnesota Life
  for contract purchase payments             --              --              --           5,125             --         164,716
Receivable for investments sold           4,334           4,612             162              --            174              --
                                  --------------  --------------  --------------  --------------  -------------   -------------
    Total assets                     25,563,199      27,622,747       3,658,517      40,264,811      3,804,722     140,453,907
                                  --------------  --------------  --------------  --------------  -------------   -------------

LIABILITIES
Payable to Minnesota Life for
  contract terminations,
  withdrawal payments and
  mortality and expense charges           4,497           4,790             192              --            222              --
Payable for investments
  purchased                                  --              --              --           5,447             --         165,547
                                  --------------  --------------  --------------  --------------  -------------   -------------
    Total liabilities                     4,497           4,790             192           5,447            222         165,547
                                  --------------  --------------  --------------  --------------  -------------   -------------
    Net assets applicable to
      contract owners             $  25,558,702      27,617,957       3,658,325      40,259,364      3,804,500     140,288,360
                                  ==============  ==============  ==============  ==============  =============   =============

CONTRACT OWNERS' EQUITY
Contracts in accumulation period  $  25,430,046      27,617,957       3,644,091      40,167,262      3,804,500     140,288,360
Contracts in annuity payment
  period                                128,656              --          14,234          92,102             --              --
                                  --------------  --------------  --------------  --------------  -------------   -------------
    Total contract owners'
      equity                      $  25,558,702      27,617,957       3,658,325      40,259,364      3,804,500     140,288,360
                                  ==============  ==============  ==============  ==============  =============   =============

    Investment shares                 2,137,029       2,557,235         142,404      14,910,995        149,668      12,846,995
    Investments at cost           $  21,604,700      27,985,000       3,262,659      36,489,598      3,367,741     130,186,698

See accompanying notes to financial statements.

--------
*See note 1 for the full name of each segregated sub-account.

                            VARIABLE ANNUITY ACCOUNT

         Statements of Assets, Liabilities, and Contract Owners' Equity

                               December 31, 2017

                                                                    SEGREGATED SUB-ACCOUNTS*
                                  ---------------------------------------------------------------------------------------------
                                     PIMCO VIT       PIMCO VIT       PUTNAM VT       PUTNAM VT      PUTNAM VT       PUTNAM VT
                                   LOW DUR PORT    TOTAL RETURN       EQUITY        GROWTH OPP     INTER EQ CL      MULTI-CAP
                                      ADV CL          ADV CL       INCOME CL IB        CL IB            IB          GRO CL IB
                                  --------------  --------------  --------------  --------------  -------------   -------------
ASSETS
Investments at net asset value    $  63,542,710     169,592,606      15,544,185       6,823,355      3,234,589       2,061,680
Receivable from Minnesota Life
  for contract purchase payments         44,182         112,870              --          14,153             --              --
Receivable for investments sold              --              --             130              --          1,690              92
                                  --------------  --------------  --------------  --------------  -------------   -------------
    Total assets                     63,586,892     169,705,476      15,544,315       6,837,508      3,236,279       2,061,772
                                  --------------  --------------  --------------  --------------  -------------   -------------

LIABILITIES
Payable to Minnesota Life for
  contract terminations,
  withdrawal payments and
  mortality and expense charges              --              --             252              --          1,708             115
Payable for investments
  purchased                              44,639         114,049              --          14,212             --              --
                                  --------------  --------------  --------------  --------------  -------------   -------------
    Total liabilities                    44,639         114,049             252          14,212          1,708             115
                                  --------------  --------------  --------------  --------------  -------------   -------------
    Net assets applicable to
      contract owners             $  63,542,253     169,591,427      15,544,063       6,823,296      3,234,571       2,061,657
                                  ==============  ==============  ==============  ==============  =============   =============

CONTRACT OWNERS' EQUITY
Contracts in accumulation period  $  63,466,474     169,496,735      15,458,287       6,817,928      3,219,083       2,061,657
Contracts in annuity payment
  period                                 75,779          94,692          85,776           5,368         15,488              --
                                  --------------  --------------  --------------  --------------  -------------   -------------
    Total contract owners'
      equity                      $  63,542,253     169,591,427      15,544,063       6,823,296      3,234,571       2,061,657
                                  ==============  ==============  ==============  ==============  =============   =============

    Investment shares                 6,205,343      15,502,066         582,397         684,389        212,104          52,972
    Investments at cost           $  65,539,815     173,864,528      13,451,147       5,942,926      2,512,273       1,879,702

See accompanying notes to financial statements.

--------
*See note 1 for the full name of each segregated sub-account.

                            VARIABLE ANNUITY ACCOUNT

         Statements of Assets, Liabilities, and Contract Owners' Equity

                               December 31, 2017

                                                                    SEGREGATED SUB-ACCOUNTS*
                                  ---------------------------------------------------------------------------------------------
                                                                                       SFT            SFT
                                                  SFT ADVANTUS    SFT ADVANTUS      ADVANTUS        ADVANTUS
                                  SFT ADVANTUS     DYNAMIC MGD     GOVT MONEY     INDEX 400 MC     INDEX 500      SFT ADVANTUS
                                    BOND CL 2          VOL           MARKET           CL 2            CL 2        INTL BOND CL 2
                                  --------------  --------------  --------------  --------------  -------------   -------------
ASSETS
Investments at net asset value    $ 201,041,644     359,636,579      26,102,538      82,763,705    226,208,280      81,162,735
Receivable from Minnesota Life
  for contract purchase payments             --          38,377              --              --        121,936              --
Receivable for investments sold         157,685              --         104,354          14,302             --          48,559
                                  --------------  --------------  --------------  --------------  -------------   -------------
    Total assets                    201,199,329     359,674,956      26,206,892      82,778,007    226,330,216      81,211,294
                                  --------------  --------------  --------------  --------------  -------------   -------------

LIABILITIES
Payable to Minnesota Life for
  contract terminations,
  withdrawal payments and
  mortality and expense charges         158,789              --         104,476          14,663             --          48,901
Payable for investments
  purchased                                  --          40,749              --              --        122,460              --
                                  --------------  --------------  --------------  --------------  -------------   -------------
    Total liabilities                   158,789          40,749         104,476          14,663        122,460          48,901
                                  --------------  --------------  --------------  --------------  -------------   -------------
    Net assets applicable to
      contract owners             $ 201,040,540     359,634,207      26,102,416      82,763,344    226,207,756      81,162,393
                                  ==============  ==============  ==============  ==============  =============   =============

CONTRACT OWNERS' EQUITY
Contracts in accumulation period  $ 200,278,144     359,634,207      26,038,795      82,398,089    173,591,883      80,931,412
Contracts in annuity payment
  period                                762,396              --          63,621         365,255     52,615,873         230,981
                                  --------------  --------------  --------------  --------------  -------------   -------------
    Total contract owners'
      equity                      $ 201,040,540     359,634,207      26,102,416      82,763,344    226,207,756      81,162,393
                                  ==============  ==============  ==============  ==============  =============   =============

    Investment shares                86,799,474      24,973,330      26,102,538      17,081,023     21,765,580      32,765,131
    Investments at cost           $ 155,886,594     290,878,491      26,102,538      44,996,256    118,758,576      64,518,602

See accompanying notes to financial statements.

--------
*See note 1 for the full name of each segregated sub-account.

                            VARIABLE ANNUITY ACCOUNT

         Statements of Assets, Liabilities, and Contract Owners' Equity

                               December 31, 2017

                                                                    SEGREGATED SUB-ACCOUNTS*
                                  ---------------------------------------------------------------------------------------------
                                       SFT
                                     ADVANTUS                      SFT ADVANTUS
                                     MGD VOL       SFT ADVANTUS        REAL           SFT IVY     SFT IVY SMALL    SFT T. ROWE
                                      EQUITY       MORTGAGE CL 2    ESTATE CL 2        GROWTH       CAP GROWTH     PRICE VALUE
                                  --------------  --------------  --------------  --------------  -------------   -------------
ASSETS
Investments at net asset value    $ 256,151,840      56,096,479      76,088,830     204,972,494     54,659,665     130,064,854
Receivable from Minnesota Life
  for contract purchase payments        248,825              --              --              --             --              --
Receivable for investments sold              --           8,363          32,547          53,945          4,094          78,928
                                  --------------  --------------  --------------  --------------  -------------   -------------
    Total assets                    256,400,665      56,104,842      76,121,377     205,026,439     54,663,759     130,143,782
                                  --------------  --------------  --------------  --------------  -------------   -------------

LIABILITIES
Payable to Minnesota Life for
  contract terminations,
  withdrawal payments and
  mortality and expense charges              --           8,635          32,998          54,783          4,278          79,715
Payable for investments
  purchased                             250,402              --              --              --             --              --
                                  --------------  --------------  --------------  --------------  -------------   -------------
    Total liabilities                   250,402           8,635          32,998          54,783          4,278          79,715
                                  --------------  --------------  --------------  --------------  -------------   -------------
    Net assets applicable to
      contract owners             $ 256,150,263      56,096,207      76,088,379     204,971,656     54,659,481     130,064,067
                                  ==============  ==============  ==============  ==============  =============   =============

CONTRACT OWNERS' EQUITY
Contracts in accumulation period  $ 256,150,263      55,714,100      75,796,260     203,567,900     54,131,539     129,862,176
Contracts in annuity payment
  period                                     --         382,107         292,119       1,403,756        527,942         201,891
                                  --------------  --------------  --------------  --------------  -------------   -------------
    Total contract owners'
      equity                      $ 256,150,263      56,096,207      76,088,379     204,971,656     54,659,481     130,064,067
                                  ==============  ==============  ==============  ==============  =============   =============

    Investment shares                21,004,819      29,176,494      16,278,788      13,087,638      3,459,048       9,334,661
    Investments at cost           $ 223,322,629      49,027,775      52,364,791     133,396,890     36,217,070      93,786,888

See accompanying notes to financial statements.

--------
*See note 1 for the full name of each segregated sub-account.

                            VARIABLE ANNUITY ACCOUNT

         Statements of Assets, Liabilities, and Contract Owners' Equity

                               December 31, 2017

                                                                    SEGREGATED SUB-ACCOUNTS*
                                  ---------------------------------------------------------------------------------------------
                                  SFT WELLINGTON      TOPS MGD                        TOPS MGD       TOPS MGD
                                   CORE EQUITY     RISK BAL ETF      TOPS MGD       RISK GROWTH    RISK MOD GRO
                                       CL 2            CL 2        RISK FLEX ETF      ETF CL 2       ETF CL 2         TOTALS
                                  --------------  --------------  --------------  --------------  -------------   -------------
ASSETS
Investments at net asset value    $  52,653,404      22,235,629     122,320,191      86,637,156     27,330,328    6,201,134,159
Receivable from Minnesota Life
  for contract purchase payments             --              --         247,981              --             --        1,369,314
Receivable for investments sold           8,837           1,741              --           4,104         28,478        2,662,011
                                  --------------  --------------  --------------  --------------  -------------   -------------
    Total assets                     52,662,241      22,237,370     122,568,172      86,641,260     27,358,806    6,205,165,484
                                  --------------  --------------  --------------  --------------  -------------   -------------

LIABILITIES
Payable to Minnesota Life for
  contract terminations,
  withdrawal payments and
  mortality and expense charges           9,142           1,891              --           4,798         28,656        2,681,966
Payable for investments
  purchased                                  --              --         248,705              --             --        1,380,246
                                  --------------  --------------  --------------  --------------  -------------   -------------
    Total liabilities                     9,142           1,891         248,705           4,798         28,656        4,062,212
                                  --------------  --------------  --------------  --------------  -------------   -------------
    Net assets applicable to
      contract owners             $  52,653,099      22,235,479     122,319,467      86,636,462     27,330,150    6,201,103,272
                                  ==============  ==============  ==============  ==============  =============   =============

CONTRACT OWNERS' EQUITY
Contracts in accumulation period  $  52,356,808      22,235,479     122,319,467      86,636,462     27,330,150    6,134,792,009
Contracts in annuity payment
  period                                296,291              --              --              --             --       66,311,263
                                  --------------  --------------  --------------  --------------  -------------   -------------
    Total contract owners'
      equity                      $  52,653,099      22,235,479     122,319,467      86,636,462     27,330,150    6,201,103,272
                                  ==============  ==============  ==============  ==============  =============   =============

    Investment shares                 3,698,138       1,825,585      10,383,717       6,881,426      2,158,794
    Investments at cost           $  38,176,474      20,573,466     112,569,127      78,050,468     25,143,542    5,489,498,965

See accompanying notes to financial statements.

--------
*See note 1 for the full name of each segregated sub-account.


                            VARIABLE ANNUITY ACCOUNT

                            Statements of Operations

                     Year or Period ended December 31, 2017

                                                                      SEGREGATED SUB-ACCOUNTS*
                                      -----------------------------------------------------------------------------------------
                                         AB VPS                      AM CENTURY      AM CENTURY     AMER FUNDS     AMER FUNDS
                                       DYNASSTALL    AB VPS INTL      VP INC &      VP INFL PRO    IS GLBL BOND     IS GLBL
                                          CL B        VALUE CL B      GRO CL II        CL II           CL 2       GROWTH CL 2
                                      -------------  -------------  --------------  -------------  -------------  -------------
INVESTMENT INCOME (LOSS) - NET
  Investment income distributions
    from underlying mutual fund       $  2,627,531         14,035          92,160      1,849,489         44,756         92,087
  Mortality, expense and
    administrative charges (note 3)     (2,075,275)        (9,937)        (72,633)    (1,016,790)      (166,030)      (175,008)
  Fees waived (note 3)                          --             --              --             --             --             --
                                      -------------  -------------  --------------  -------------  -------------  -------------
    Investment income (loss) - net         552,256          4,098          19,527        832,699       (121,274)       (82,921)
                                      -------------  -------------  --------------  -------------  -------------  -------------

REALIZED AND UNREALIZED GAINS
  (LOSSES) ON INVESTMENTS - NET
  Realized gain distributions from
    underlying mutual fund                      --             --         104,583             --         72,492        387,093

  Realized gains (losses) on sales
    of investments
    Proceeds from sales                  7,826,612        334,895       1,531,995      4,774,204      1,498,100      2,054,366
    Cost of investments sold            (7,204,127)      (337,387)     (1,479,560)    (5,366,961)    (1,518,342)    (1,990,209)
                                      -------------  -------------  --------------  -------------  -------------  -------------

  Realized gains (losses) on sales
    of investments                         622,485         (2,492)         52,435       (592,757)       (20,242)        64,157

    Net realized gains (losses) on
      investments                          622,485         (2,492)        157,018       (592,757)        52,250        451,250

  Net change in unrealized
    appreciation (depreciation) of
    investments                         16,111,340        138,456         585,682      1,288,079        637,446      2,934,226
                                      -------------  -------------  --------------  -------------  -------------  -------------

    Realized and unrealized gains
      (losses) on investments - net     16,733,825        135,964         742,700        695,322        689,696      3,385,476
                                      -------------  -------------  --------------  -------------  -------------  -------------

NET INCREASE (DECREASE) IN NET
  ASSETS RESULTING FROM OPERATIONS    $ 17,286,081        140,062         762,227      1,528,021        568,422      3,302,555
                                      =============  =============  ==============  =============  =============  =============

See accompanying notes to financial statements.

--------
*See note 1 for the full name of each segregated sub-account.

                            VARIABLE ANNUITY ACCOUNT

                            Statements of Operations

                     Year or Period ended December 31, 2017

                                                                      SEGREGATED SUB-ACCOUNTS*
                                      -----------------------------------------------------------------------------------------
                                                                                                                   AMER FUNDS
                                       AMER FUNDS     AMER FUNDS     AMER FUNDS                     AMER FUNDS       IS US
                                       IS GLBL SM    IS GROWTH CL    IS GROWTH-      AMER FUNDS       IS NEW      GOVT/AAA CL
                                        CP CL 2           2           INC CL 2      IS INTL CL 2    WORLD CL 2         2
                                      -------------  -------------  --------------  -------------  -------------  -------------
INVESTMENT INCOME (LOSS) - NET
  Investment income distributions
    from underlying mutual fund       $     43,302        222,287         390,242        217,310        108,118        175,065
  Mortality, expense and
    administrative charges (note 3)       (146,257)      (649,833)       (457,104)      (238,379)      (165,455)      (179,998)
  Fees waived (note 3)                          --             --              --             --             --             --
                                      -------------  -------------  --------------  -------------  -------------  -------------
    Investment income (loss) - net        (102,955)      (427,546)        (66,862)       (21,069)       (57,337)        (4,933)
                                      -------------  -------------  --------------  -------------  -------------  -------------

REALIZED AND UNREALIZED GAINS
  (LOSSES) ON INVESTMENTS - NET
  Realized gain distributions from
    underlying mutual fund                      --      3,900,924       1,777,364        197,169             --             --

  Realized gains (losses) on sales
    of investments
    Proceeds from sales                  1,329,071      4,944,224      10,227,270      4,825,064      1,811,937      1,898,121
    Cost of investments sold            (1,485,437)    (4,528,961)    (10,502,395)    (4,603,473)    (1,768,069)    (1,890,722)
                                      -------------  -------------  --------------  -------------  -------------  -------------

  Realized gains (losses) on sales
    of investments                        (156,366)       415,263        (275,125)       221,591         43,868          7,399

    Net realized gains (losses) on
      investments                         (156,366)     4,316,187       1,502,239        418,760         43,868          7,399

  Net change in unrealized
    appreciation (depreciation) of
    investments                          2,357,100      5,795,437       4,181,698      3,967,076      2,727,770         15,198
                                      -------------  -------------  --------------  -------------  -------------  -------------

    Realized and unrealized gains
      (losses) on investments - net      2,200,734     10,111,624       5,683,937      4,385,836      2,771,638         22,597
                                      -------------  -------------  --------------  -------------  -------------  -------------

NET INCREASE (DECREASE) IN NET
  ASSETS RESULTING FROM OPERATIONS    $  2,097,779      9,684,078       5,617,075      4,364,767      2,714,301         17,664
                                      =============  =============  ==============  =============  =============  =============

See accompanying notes to financial statements.

--------
*See note 1 for the full name of each segregated sub-account.

                            VARIABLE ANNUITY ACCOUNT

                            Statements of Operations

                     Year or Period ended December 31, 2017

                                                                      SEGREGATED SUB-ACCOUNTS*
                                      -----------------------------------------------------------------------------------------
                                      CLEARBRIDGE    FIDELITY VIP                   FRANKLIN DEV     FRANKLIN       FRANKLIN
                                       VAR SM GRO      EQUITY-      FIDELITY VIP    MKTS VIP CL     MUTUAL SHS    SMALL CP VAL
                                         CL II        INCOME SC2     MID CAP SC2         2           VIP CL 2       VIP CL 2
                                      -------------  -------------  --------------  -------------  -------------  -------------
INVESTMENT INCOME (LOSS) - NET
  Investment income distributions
    from underlying mutual fund       $         --      1,100,592         185,874        260,459        245,889        143,050
  Mortality, expense and
    administrative charges (note 3)       (125,507)    (1,108,128)       (536,695)      (354,091)      (138,734)      (467,731)
  Fees waived (note 3)                          --             --              --             --             --             --
                                      -------------  -------------  --------------  -------------  -------------  -------------
    Investment income (loss) - net        (125,507)        (7,536)       (350,821)       (93,632)       107,155       (324,681)
                                      -------------  -------------  --------------  -------------  -------------  -------------

REALIZED AND UNREALIZED GAINS
  (LOSSES) ON INVESTMENTS - NET
  Realized gain distributions from
    underlying mutual fund                 240,266      1,671,526       1,771,480             --        445,915      1,956,471

  Realized gains (losses) on sales
    of investments
    Proceeds from sales                    822,882     18,586,258       5,339,551      6,513,618      1,284,793     12,468,303
    Cost of investments sold              (689,319)   (11,470,672)     (4,073,532)    (6,758,311)      (974,663)   (12,196,722)
                                      -------------  -------------  --------------  -------------  -------------  -------------

  Realized gains (losses) on sales
    of investments                         133,563      7,115,586       1,266,019       (244,693)       310,130        271,581

    Net realized gains (losses) on
      investments                          373,829      8,787,112       3,037,499       (244,693)       756,045      2,228,052

  Net change in unrealized
    appreciation (depreciation) of
    investments                          1,153,801       (826,392)      3,921,828      8,722,436       (343,135)       548,969
                                      -------------  -------------  --------------  -------------  -------------  -------------

    Realized and unrealized gains
      (losses) on investments - net      1,527,630      7,960,720       6,959,327      8,477,743        412,910      2,777,021
                                      -------------  -------------  --------------  -------------  -------------  -------------

NET INCREASE (DECREASE) IN NET
  ASSETS RESULTING FROM OPERATIONS    $  1,402,123      7,953,184       6,608,506      8,384,111        520,065      2,452,340
                                      =============  =============  ==============  =============  =============  =============

See accompanying notes to financial statements.

--------
*See note 1 for the full name of each segregated sub-account.

                            VARIABLE ANNUITY ACCOUNT

                            Statements of Operations

                     Year or Period ended December 31, 2017

                                                                      SEGREGATED SUB-ACCOUNTS*
                                      -----------------------------------------------------------------------------------------
                                       FRANKLIN SM-     GOLDMAN        GOLDMAN        INVESCO VI     INVESCO VI     INVESCO VI
                                         MD CP GR     SACHS VI HQ     SACHS VIT      AMER VALUE      COMSTOCK SR   EQUITY & INC
                                         VIP CL 2      FLT RT SS     GBL TRNDS SS       SR II            II            SR II
                                      -------------  -------------  --------------  -------------  -------------  -------------
INVESTMENT INCOME (LOSS) - NET
  Investment income distributions
    from underlying mutual fund       $         --        504,067         402,442         57,336      1,118,150        103,953
  Mortality, expense and
    administrative charges (note 3)       (109,949)      (576,986)     (1,821,246)      (144,434)      (808,479)       (94,095)
  Fees waived (note 3)                          --             --              --             --             --             --
                                      -------------  -------------  --------------  -------------  -------------  -------------
    Investment income (loss) - net        (109,949)       (72,919)     (1,418,804)       (87,098)       309,671          9,858
                                      -------------  -------------  --------------  -------------  -------------  -------------

REALIZED AND UNREALIZED GAINS
  (LOSSES) ON INVESTMENTS - NET
  Realized gain distributions from
    underlying mutual fund                 899,074             --       3,417,525        113,410      2,449,609        129,836

  Realized gains (losses) on sales
    of investments
    Proceeds from sales                  2,135,974      2,570,037       5,670,809      1,472,642      6,577,742        808,501
    Cost of investments sold            (2,591,358)    (2,651,697)     (5,336,076)    (1,695,315)    (4,199,014)      (821,980)
                                      -------------  -------------  --------------  -------------  -------------  -------------

  Realized gains (losses) on sales
    of investments                        (455,384)       (81,660)        334,733       (222,673)     2,378,728        (13,479)

    Net realized gains (losses) on
      investments                          443,690        (81,660)      3,752,258       (109,263)     4,828,337        116,357

  Net change in unrealized
    appreciation (depreciation) of
    investments                          1,344,104        156,040      11,637,156        936,534      3,274,396        468,267
                                      -------------  -------------  --------------  -------------  -------------  -------------

    Realized and unrealized gains
      (losses) on investments - net      1,787,794         74,380      15,389,414        827,271      8,102,733        584,624
                                      -------------  -------------  --------------  -------------  -------------  -------------

NET INCREASE (DECREASE) IN NET
  ASSETS RESULTING FROM OPERATIONS    $  1,677,845          1,461      13,970,610        740,173      8,412,404        594,482
                                      =============  =============  ==============  =============  =============  =============

See accompanying notes to financial statements.

--------
*See note 1 for the full name of each segregated sub-account.

                            VARIABLE ANNUITY ACCOUNT

                            Statements of Operations

                     Year or Period ended December 31, 2017

                                                                      SEGREGATED SUB-ACCOUNTS*
                                      -----------------------------------------------------------------------------------------
                                       INVESCO VI     INVESCO VI                      IVY VIP        IVY VIP
                                        GROWTH &     SM CAP EQTY     IVY VIP ADV       ASSET       BALANCED CL      IVY VIP
                                       INC SR II        SR II       RE SEC CL II    STRATEGY CL II      II         BOND CL II
                                      -------------  -------------  --------------  -------------  -------------  -------------
INVESTMENT INCOME (LOSS) -NET
  Investment income distributions
    from underlying mutual fund       $    109,354             --         152,680      2,222,495      1,745,852      2,154,657
  Mortality, expense and
    administrative charges (note 3)       (149,990)      (301,028)       (177,574)    (2,032,448)    (1,347,343)    (1,792,910)
  Fees waived (note 3)                          --             --              --             --             --             --
                                      -------------  -------------  --------------  -------------  -------------  -------------
    Investment income (loss) - net         (40,636)      (301,028)        (24,894)       190,047        398,509        361,747
                                      -------------  -------------  --------------  -------------  -------------  -------------

REALIZED AND UNREALIZED GAINS
  (LOSSES) ON INVESTMENTS - NET
  Realized gain distributions from
    underlying mutual fund                 351,879        980,521       1,426,850             --      3,088,492        949,985

  Realized gains (losses) on sales
    of investments
    Proceeds from sales                  2,439,946      2,865,300       2,251,639     25,913,036     17,629,754      7,350,325
    Cost of investments sold            (2,615,718)    (2,417,809)     (1,611,625)   (27,948,709)   (20,320,907)    (7,585,951)
                                      -------------  -------------  --------------  -------------  -------------  -------------

  Realized gains (losses) on sales
    of investments                        (175,772)       447,491         640,014     (2,035,673)    (2,691,153)      (235,626)

    Net realized gains (losses) on
      investments                          176,107      1,428,012       2,066,864     (2,035,673)       397,339        714,359

  Net change in unrealized
    appreciation (depreciation) of
    investments                            836,483      1,273,188      (1,611,245)    24,098,866      9,574,879      2,508,598
                                      -------------  -------------  --------------  -------------  -------------  -------------

    Realized and unrealized gains
      (losses) on investments - net      1,012,590      2,701,200         455,619     22,063,193      9,972,218      3,222,957
                                      -------------  -------------  --------------  -------------  -------------  -------------

NET INCREASE (DECREASE) IN NET
  ASSETS RESULTING FROM OPERATIONS    $    971,954      2,400,172         430,725     22,253,240     10,370,727      3,584,704
                                      =============  =============  ==============  =============  =============  =============

See accompanying notes to financial statements.

--------
*See note 1 for the full name of each segregated sub-account.

                            VARIABLE ANNUITY ACCOUNT

                            Statements of Operations

                     Year or Period ended December 31, 2017

                                                                      SEGREGATED SUB-ACCOUNTS*
                                      -----------------------------------------------------------------------------------------
                                        IVY VIP        IVY VIP                        IVY VIP        IVY VIP        IVY VIP
                                      CORE EQUITY      DIVIDEND        IVY VIP      GLOBAL BOND       GLOBAL       GOVT MONEY
                                         CL II        OPP CL II     ENERGY CL II       CL II       GROWTH CL II   MARKET CL II
                                      -------------  -------------  --------------  -------------  -------------  -------------
INVESTMENT INCOME (LOSS) - NET
  Investment income distributions
    from underlying mutual fund       $    449,360        268,373          46,406        178,759         32,401         58,955
  Mortality, expense and
    administrative charges (note 3)     (1,411,111)      (297,553)        (88,800)       (86,804)      (948,026)      (134,400)
  Fees waived (note 3)                          --             --              --             --             --             --
                                      -------------  -------------  --------------  -------------  -------------  -------------
    Investment income (loss) - net        (961,751)       (29,180)        (42,394)        91,955       (915,625)       (75,445)
                                      -------------  -------------  --------------  -------------  -------------  -------------

REALIZED AND UNREALIZED GAINS
  (LOSSES) ON INVESTMENTS - NET
  Realized gain distributions from
    underlying mutual fund               4,063,781        693,017              --             --      1,727,350            587

  Realized gains (losses) on sales
    of investments
    Proceeds from sales                 14,743,220      3,747,028       1,360,781        903,226     11,307,778      1,940,845
    Cost of investments sold           (16,236,989)    (2,834,336)     (1,514,520)      (938,986)    (9,359,850)    (1,940,845)
                                      -------------  -------------  --------------  -------------  -------------  -------------

  Realized gains (losses) on sales
    of investments                      (1,493,769)       912,692        (153,739)       (35,760)     1,947,928             --

    Net realized gains (losses) on
      investments                        2,570,012      1,605,709        (153,739)       (35,760)     3,675,278            587

  Net change in unrealized
    appreciation (depreciation) of
    investments                         16,434,566      1,198,636        (748,570)       129,274     10,622,145             --
                                      -------------  -------------  --------------  -------------  -------------  -------------

    Realized and unrealized gains
      (losses) on investments - net     19,004,578      2,804,345        (902,309)        93,514     14,297,423            587
                                      -------------  -------------  --------------  -------------  -------------  -------------

NET INCREASE (DECREASE) IN NET
  ASSETS RESULTING FROM OPERATIONS    $ 18,042,827      2,775,165        (944,703)       185,469     13,381,798        (74,858)
                                      =============  =============  ==============  =============  =============  =============

See accompanying notes to financial statements.

--------
*See note 1 for the full name of each segregated sub-account.

                            VARIABLE ANNUITY ACCOUNT

                            Statements of Operations

                     Year or Period ended December 31, 2017

                                                                      SEGREGATED SUB-ACCOUNTS*
                                      -----------------------------------------------------------------------------------------
                                                                                      IVY VIP
                                                        IVY VIP      IVY VIP INTL      LIMITED-       IVY VIP      IVY VIP MID
                                        IVY VIP       HIGH INCOME     CORE EQUITY     TERM BOND      MICRO CAP      CAP GROWTH
                                      GROWTH CL II       CL II           CL II          CL II       GROWTH CL II      CL II
                                      -------------  -------------  --------------  -------------  -------------  -------------
INVESTMENT INCOME (LOSS) - NET
  Investment income distributions
    from underlying mutual fund       $    146,861      5,089,685       2,229,083        633,586             --             --
  Mortality, expense and
    administrative charges (note 3)       (822,339)    (1,347,092)     (2,045,159)      (522,681)      (399,072)      (901,983)
  Fees waived (note 3)                          --             --              --             --             --             --
                                      -------------  -------------  --------------  -------------  -------------  -------------
    Investment income (loss) - net        (675,478)     3,742,593         183,924        110,905       (399,072)      (901,983)
                                      -------------  -------------  --------------  -------------  -------------  -------------

REALIZED AND UNREALIZED GAINS
  (LOSSES) ON INVESTMENTS - NET
  Realized gain distributions from
    underlying mutual fund               5,228,255             --              --             --         91,082      1,896,990

  Realized gains (losses) on sales
    of investments
    Proceeds from sales                 12,123,317     12,854,492      24,897,941      2,758,918      4,143,370     10,811,429
    Cost of investments sold            (9,746,966)   (13,102,511)    (19,877,637)    (2,864,642)    (4,627,053)    (8,737,922)
                                      -------------  -------------  --------------  -------------  -------------  -------------

  Realized gains (losses) on sales
    of investments                       2,376,351       (248,019)      5,020,304       (105,724)      (483,683)     2,073,507

    Net realized gains (losses) on
      investments                        7,604,606       (248,019)      5,020,304       (105,724)      (392,601)     3,970,497

  Net change in unrealized
    appreciation (depreciation) of
    investments                          7,324,244      1,107,257      25,636,455         27,322      2,694,584     11,116,890
                                      -------------  -------------  --------------  -------------  -------------  -------------

    Realized and unrealized gains
      (losses) on investments - net     14,928,850        859,238      30,656,759        (78,402)     2,301,983     15,087,387
                                      -------------  -------------  --------------  -------------  -------------  -------------

NET INCREASE (DECREASE) IN NET
  ASSETS RESULTING FROM OPERATIONS    $ 14,253,372      4,601,831      30,840,683         32,503      1,902,911     14,185,404
                                      =============  =============  ==============  =============  =============  =============

See accompanying notes to financial statements.

--------
*See note 1 for the full name of each segregated sub-account.

                            VARIABLE ANNUITY ACCOUNT

                            Statements of Operations

                     Year or Period ended December 31, 2017

                                                                      SEGREGATED SUB-ACCOUNTS*
                                      -----------------------------------------------------------------------------------------
                                                                                                     IVY VIP
                                         IVY VIP      IVY VIP PATH   IVY VIP PATH   IVY VIP PATH    PATHFINDER      IVY VIP
                                       NATURAL RES      MOD AGG         MOD CON      MOD MVF CL    AGGRESSIVE CL   PATHFINDER
                                          CL II        MVF CL II       MVF CL II        II              II        CONSERV CL II
                                      -------------  -------------  --------------  -------------  -------------  -------------
INVESTMENT INCOME (LOSS) - NET
  Investment income distributions
    from underlying mutual fund       $     51,520        316,938         145,542      1,693,626        159,318        225,113
  Mortality, expense and
    administrative charges (note 3)       (540,548)      (944,625)       (457,016)    (4,981,001)      (244,432)      (400,372)
  Fees waived (note 3)                          --             --              --             --             --             --
                                      -------------  -------------  --------------  -------------  -------------  -------------
    Investment income (loss) - net        (489,028)      (627,687)       (311,474)    (3,287,375)       (85,114)      (175,259)
                                      -------------  -------------  --------------  -------------  -------------  -------------

REALIZED AND UNREALIZED GAINS
  (LOSSES) ON INVESTMENTS - NET
  Realized gain distributions from
    underlying mutual fund                      --      2,014,636         716,903      9,962,507      1,231,406      1,270,151

  Realized gains (losses) on sales
    of investments
    Proceeds from sales                 10,934,734      5,470,882       4,429,283     15,375,664      4,436,219      7,078,030
    Cost of investments sold           (13,759,927)    (5,497,850)     (4,499,574)   (14,951,707)    (4,416,490)    (7,509,827)
                                      -------------  -------------  --------------  -------------  -------------  -------------

  Realized gains (losses) on sales
    of investments                      (2,825,193)       (26,968)        (70,291)       423,957         19,729       (431,797)

    Net realized gains (losses) on
      investments                       (2,825,193)     1,987,668         646,612     10,386,464      1,251,135        838,354

  Net change in unrealized
    appreciation (depreciation) of
    investments                          3,514,979      7,962,670       3,068,452     35,876,219      1,819,174      2,066,729
                                      -------------  -------------  --------------  -------------  -------------  -------------

    Realized and unrealized gains
      (losses) on investments - net        689,786      9,950,338       3,715,064     46,262,683      3,070,309      2,905,083
                                      -------------  -------------  --------------  -------------  -------------  -------------

NET INCREASE (DECREASE) IN NET
  ASSETS RESULTING FROM OPERATIONS    $    200,758      9,322,651       3,403,590     42,975,308      2,985,195      2,729,824
                                      =============  =============  ==============  =============  =============  =============

See accompanying notes to financial statements.

--------
*See note 1 for the full name of each segregated sub-account.

                            VARIABLE ANNUITY ACCOUNT

                            Statements of Operations

                     Year or Period ended December 31, 2017

                                                                      SEGREGATED SUB-ACCOUNTS*
                                      -----------------------------------------------------------------------------------------
                                        IVY VIP        IVY VIP         IVY VIP
                                       PATHFINDER     PATHFINDER     PATHFINDER       IVY VIP        IVY VIP        IVY VIP
                                      MOD AGGR CL    MOD CONS CL     MODERATE CL     SCIENCE &      SMALL CAP      SMALL CAP
                                           II             II             II          TECH CL II     CORE CL II    GROWTH CL II
                                      -------------  -------------  --------------  -------------  -------------  -------------
INVESTMENT INCOME (LOSS) - NET
  Investment income distributions
    from underlying mutual fund       $  2,073,229        567,187       1,612,099             --             --             --
  Mortality, expense and
    administrative charges (note 3)     (3,228,779)      (885,899)     (2,718,493)    (1,101,716)      (898,736)      (410,115)
  Fees waived (note 3)                          --             --              --             --             --             --
                                      -------------  -------------  --------------  -------------  -------------  -------------
    Investment income (loss) - net      (1,155,550)      (318,712)     (1,106,394)    (1,101,716)      (898,736)      (410,115)
                                      -------------  -------------  --------------  -------------  -------------  -------------

REALIZED AND UNREALIZED GAINS
  (LOSSES) ON INVESTMENTS - NET
  Realized gain distributions from
    underlying mutual fund              14,954,585      3,288,081      11,415,405      6,304,924      7,175,195        708,791

  Realized gains (losses) on sales
    of investments
    Proceeds from sales                 35,857,603     12,087,974      31,697,047     14,684,748     14,294,399      4,236,518
    Cost of investments sold           (26,203,887)   (12,169,755)    (26,923,421)   (10,435,373)   (10,952,423)    (3,851,853)
                                      -------------  -------------  --------------  -------------  -------------  -------------

  Realized gains (losses) on sales
    of investments                       9,653,716        (81,781)      4,773,626      4,249,375      3,341,976        384,665

    Net realized gains (losses) on
      investments                       24,608,301      3,206,300      16,189,031     10,554,299     10,517,171      1,093,456

  Net change in unrealized
    appreciation (depreciation) of
    investments                         11,933,058      4,560,725      10,913,055      9,193,053     (1,883,437)     4,980,521
                                      -------------  -------------  --------------  -------------  -------------  -------------

    Realized and unrealized gains
      (losses) on investments - net     36,541,359      7,767,025      27,102,086     19,747,352      8,633,734      6,073,977
                                      -------------  -------------  --------------  -------------  -------------  -------------

NET INCREASE (DECREASE) IN NET
  ASSETS RESULTING FROM OPERATIONS    $ 35,385,809      7,448,313      25,995,692     18,645,636      7,734,998      5,663,862
                                      =============  =============  ==============  =============  =============  =============

See accompanying notes to financial statements.

--------
*See note 1 for the full name of each segregated sub-account.

                            VARIABLE ANNUITY ACCOUNT

                            Statements of Operations

                     Year or Period ended December 31, 2017

                                                                      SEGREGATED SUB-ACCOUNTS*
                                      -----------------------------------------------------------------------------------------
                                                                        JANUS                         JANUS
                                                        JANUS         HENDERSON        JANUS        HENDERSON        JANUS
                                        IVY VIP       HENDERSON     FLEXIBLE BOND    HENDERSON      MID CP VAL     HENDERSON
                                      VALUE CL II    BALANCED SS         SS           FORTY SS          SS        OVERSEAS SS
                                      -------------  -------------  --------------  -------------  -------------  -------------
INVESTMENT INCOME (LOSS) - NET
  Investment income distributions
    from underlying mutual fund       $  1,235,547        322,461         496,465             --        160,079        701,727
  Mortality, expense and
    administrative charges (note 3)     (1,172,803)      (325,351)       (274,565)      (557,351)      (366,994)      (609,924)
  Fees waived (note 3)                          --             --              --             --             --             --
                                      -------------  -------------  --------------  -------------  -------------  -------------
    Investment income (loss) - net          62,744         (2,890)        221,900       (557,351)      (206,915)        91,803
                                      -------------  -------------  --------------  -------------  -------------  -------------

REALIZED AND UNREALIZED GAINS
  (LOSSES) ON INVESTMENTS - NET
  Realized gain distributions from
    underlying mutual fund               1,675,702         44,208              --      2,301,889        946,666             --

  Realized gains (losses) on sales
    of investments
    Proceeds from sales                 13,890,712      2,739,006       1,264,712     10,657,783      2,848,530     12,485,343
    Cost of investments sold           (13,065,864)    (2,210,258)     (1,267,622)   (11,468,135)    (2,651,420)   (19,100,832)
                                      -------------  -------------  --------------  -------------  -------------  -------------

  Realized gains (losses) on sales
    of investments                         824,848        528,748          (2,910)      (810,352)       197,110     (6,615,489)

    Net realized gains (losses) on
      investments                        2,500,550        572,956          (2,910)     1,491,537      1,143,776     (6,615,489)

  Net change in unrealized
    appreciation (depreciation) of
    investments                          6,608,150      2,956,697         119,937      9,170,485      1,946,025     17,723,840
                                      -------------  -------------  --------------  -------------  -------------  -------------

    Realized and unrealized gains
      (losses) on investments - net      9,108,700      3,529,653         117,027     10,662,022      3,089,801     11,108,351
                                      -------------  -------------  --------------  -------------  -------------  -------------

NET INCREASE (DECREASE) IN NET
  ASSETS RESULTING FROM OPERATIONS    $  9,171,444      3,526,763         338,927     10,104,671      2,882,886     11,200,154
                                      =============  =============  ==============  =============  =============  =============

See accompanying notes to financial statements.

--------
*See note 1 for the full name of each segregated sub-account.

                            VARIABLE ANNUITY ACCOUNT

                            Statements of Operations

                     Year or Period ended December 31, 2017

                                                                      SEGREGATED SUB-ACCOUNTS*
                                      -----------------------------------------------------------------------------------------
                                                        MFS VIT
                                                        MID CAP       MORGSTANLEY    MORNINGSTAR    MORNINGSTAR    MORNINGSTAR
                                       MFS VIT II     GROWTH SER      VIF EMG MK     AGGR GROWTH      BALANCED    CONSERVATIVE
                                      INTL VALUE SC       SC            EQ CL 2        ETF II         ETF II         ETF II
                                      -------------  -------------  --------------  -------------  -------------  -------------
INVESTMENT INCOME (LOSS) - NET
  Investment income distributions
    from underlying mutual fund       $    181,393             --         199,635        101,108        970,586        252,026
  Mortality, expense and
    administrative charges (note 3)       (202,918)       (20,576)       (415,324)      (123,612)      (860,308)      (213,341)
  Fees waived (note 3)                          --             --              --             --             --             --
                                      -------------  -------------  --------------  -------------  -------------  -------------
    Investment income (loss) - net         (21,525)       (20,576)       (215,689)       (22,504)       110,278         38,685
                                      -------------  -------------  --------------  -------------  -------------  -------------

REALIZED AND UNREALIZED GAINS
  (LOSSES) ON INVESTMENTS - NET
  Realized gain distributions from
    underlying mutual fund                  13,225         76,533              --        497,055      3,664,160         68,616

  Realized gains (losses) on sales
    of investments
    Proceeds from sales                  1,924,227        510,835       7,204,859      1,287,550      8,249,837      3,406,492
    Cost of investments sold            (1,695,925)      (503,238)     (6,558,717)    (1,078,508)    (7,033,056)    (3,504,874)
                                      -------------  -------------  --------------  -------------  -------------  -------------

  Realized gains (losses) on sales
    of investments                         228,302          7,597         646,142        209,042      1,216,781        (98,382)

    Net realized gains (losses) on
      investments                          241,527         84,130         646,142        706,097      4,880,941        (29,766)

  Net change in unrealized
    appreciation (depreciation) of
    investments                          2,761,462        216,685       7,267,570        670,232      1,800,824        623,259
                                      -------------  -------------  --------------  -------------  -------------  -------------

    Realized and unrealized gains
      (losses) on investments - net      3,002,989        300,815       7,913,712      1,376,329      6,681,765        593,493
                                      -------------  -------------  --------------  -------------  -------------  -------------

NET INCREASE (DECREASE) IN NET
  ASSETS RESULTING FROM OPERATIONS    $  2,981,464        280,239       7,698,023      1,353,825      6,792,043        632,178
                                      =============  =============  ==============  =============  =============  =============

See accompanying notes to financial statements.

--------
*See note 1 for the full name of each segregated sub-account.

                            VARIABLE ANNUITY ACCOUNT

                            Statements of Operations

                     Year or Period ended December 31, 2017

                                                                      SEGREGATED SUB-ACCOUNTS*
                                      -----------------------------------------------------------------------------------------
                                                      MORNINGSTAR
                                       MORNINGSTAR       INC &       NEUBERGER       OPPENHEIMER    OPPENHEIMER    PIMCO VIT
                                       GROWTH ETF     GROWTH ETF     BERMAN SOC       INTL GROW      MS SM CAP     GLB DIV ALL
                                           II             II          RESP S CL         VA SS          VA SS         ADV CL
                                      -------------  -------------  --------------  -------------  -------------  -------------
INVESTMENT INCOME (LOSS) - NET
  Investment income distributions
    from underlying mutual fund       $    331,486        472,916          12,696        449,447         22,781      3,608,134
  Mortality, expense and
    administrative charges (note 3)       (360,855)      (403,216)        (55,325)      (580,141)       (60,095)    (1,677,323)
  Fees waived (note 3)                          --             --              --             --             --             --
                                      -------------  -------------  --------------  -------------  -------------  -------------
    Investment income (loss) - net         (29,369)        69,700         (42,629)      (130,694)       (37,314)     1,930,811
                                      -------------  -------------  --------------  -------------  -------------  -------------

REALIZED AND UNREALIZED GAINS
  (LOSSES) ON INVESTMENTS - NET
  Realized gain distributions from
    underlying mutual fund               1,292,070      1,252,270         136,436             --        189,987             --

  Realized gains (losses) on sales
    of investments
    Proceeds from sales                  4,382,111      3,902,580         731,866      5,420,838      1,033,273      2,274,803
    Cost of investments sold            (2,935,187)    (3,731,601)       (660,040)    (5,046,797)    (1,094,206)    (2,346,108)
                                      -------------  -------------  --------------  -------------  -------------  -------------

  Realized gains (losses) on sales
    of investments                       1,446,924        170,979          71,826        374,041        (60,933)       (71,305)

    Net realized gains (losses) on
      investments                        2,738,994      1,423,249         208,262        374,041        129,054        (71,305)

  Net change in unrealized
    appreciation (depreciation) of
    investments                            809,100        747,859         373,504      8,238,750        320,404     14,941,761
                                      -------------  -------------  --------------  -------------  -------------  -------------

    Realized and unrealized gains
      (losses) on investments - net      3,548,094      2,171,108         581,766      8,612,791        449,458     14,870,456
                                      -------------  -------------  --------------  -------------  -------------  -------------

NET INCREASE (DECREASE) IN NET
  ASSETS RESULTING FROM OPERATIONS    $  3,518,725      2,240,808         539,137      8,482,097        412,144     16,801,267
                                      =============  =============  ==============  =============  =============  =============

See accompanying notes to financial statements.

--------
*See note 1 for the full name of each segregated sub-account.

                            VARIABLE ANNUITY ACCOUNT

                            Statements of Operations

                     Year or Period ended December 31, 2017

                                                                      SEGREGATED SUB-ACCOUNTS*
                                      -----------------------------------------------------------------------------------------
                                       PIMCO VIT      PIMCO VIT       PUTNAM VT      PUTNAM VT      PUTNAM VT      PUTNAM VT
                                        LOW DUR      TOTAL RETURN      EQUITY        GROWTH AND     GROWTH OPP    INTER EQ CL
                                      PORT ADV CL       ADV CL      INCOME CL IB    INC CL IB (a)     CL IB            IB
                                      -------------  -------------  --------------  -------------  -------------  -------------
INVESTMENT INCOME (LOSS) - NET
  Investment income distributions
    from underlying mutual fund       $    782,171      3,174,782          94,265        144,006          5,830         79,044
  Mortality, expense and
    administrative charges (note 3)       (926,954)    (2,409,568)       (166,369)       (38,324)       (77,338)       (52,122)
  Fees waived (note 3)                          --             --              --             --             --             --
                                      -------------  -------------  --------------  -------------  -------------  -------------
    Investment income (loss) - net        (144,783)       765,214         (72,104)       105,682        (71,508)        26,922
                                      -------------  -------------  --------------  -------------  -------------  -------------

REALIZED AND UNREALIZED GAINS
  (LOSSES) ON INVESTMENTS - NET
  Realized gain distributions from
    underlying mutual fund                      --             --         166,965        871,800         75,146             --

  Realized gains (losses) on sales
    of investments
    Proceeds from sales                  6,003,630      8,658,037       1,091,911      8,467,076      2,364,943      1,005,376
    Cost of investments sold            (6,134,155)    (8,977,857)       (822,509)    (8,433,314)    (2,274,972)      (805,198)
                                      -------------  -------------  --------------  -------------  -------------  -------------

  Realized gains (losses) on sales
    of investments                        (130,525)      (319,820)        269,402         33,762         89,971        200,178

    Net realized gains (losses) on
      investments                         (130,525)      (319,820)        436,367        905,562        165,117        200,178

  Net change in unrealized
    appreciation (depreciation) of
    investments                            131,197      4,879,988       1,374,528       (546,988)     1,149,302        532,511
                                      -------------  -------------  --------------  -------------  -------------  -------------

    Realized and unrealized gains
      (losses) on investments - net            672      4,560,168       1,810,895        358,574      1,314,419        732,689
                                      -------------  -------------  --------------  -------------  -------------  -------------

NET INCREASE (DECREASE) IN NET
  ASSETS RESULTING FROM OPERATIONS    $   (144,111)     5,325,382       1,738,791        464,256      1,242,911        759,611
                                      =============  =============  ==============  =============  =============  =============

See accompanying notes to financial statements.

--------
*See note 1 for the full name of each segregated sub-account.

                            VARIABLE ANNUITY ACCOUNT

                            Statements of Operations

                     Year or Period ended December 31, 2017

                                                                      SEGREGATED SUB-ACCOUNTS*
                                      -----------------------------------------------------------------------------------------
                                                                         SFT            SFT            SFT            SFT
                                       PUTNAM VT                      ADVANTUS        ADVANTUS       ADVANTUS       ADVANTUS
                                      MULTI-CAP GRO  SFT ADVANTUS      DYNAMIC       GOVT MONEY     INDEX 400     INDEX 500 CL
                                         CL IB        BOND CL 2        MGD VOL         MARKET        MC CL 2           2
                                      -------------  -------------  --------------  -------------  -------------  -------------
INVESTMENT INCOME (LOSS) - NET
  Investment income distributions
    from underlying mutual fund       $     12,536             --              --         36,927             --             --
  Mortality, expense and
    administrative charges (note 3)        (24,390)    (2,772,362)     (4,575,350)      (391,900)      (990,127)    (2,153,594)
  Fees waived (note 3)                          --             --              --             --             --             --
                                      -------------  -------------  --------------  -------------  -------------  -------------
    Investment income (loss) - net         (11,854)    (2,772,362)     (4,575,350)      (354,973)      (990,127)    (2,153,594)
                                      -------------  -------------  --------------  -------------  -------------  -------------

REALIZED AND UNREALIZED GAINS
  (LOSSES) ON INVESTMENTS - NET
  Realized gain distributions from
    underlying mutual fund                 142,129             --              --             --             --             --

  Realized gains (losses) on sales
    of investments
    Proceeds from sales                  1,041,747     15,463,989       7,543,717     19,127,381     19,456,448     21,485,290
    Cost of investments sold              (914,825)   (10,733,583)     (5,584,680)   (19,127,381)    (8,605,691)    (8,579,702)
                                      -------------  -------------  --------------  -------------  -------------  -------------

  Realized gains (losses) on sales
    of investments                         126,922      4,730,406       1,959,037             --     10,850,757     12,905,588

    Net realized gains (losses) on
      investments                          269,051      4,730,406       1,959,037             --     10,850,757     12,905,588

  Net change in unrealized
    appreciation (depreciation) of
    investments                             94,663      4,464,981      50,655,759             --      1,072,148     27,170,090
                                      -------------  -------------  --------------  -------------  -------------  -------------

    Realized and unrealized gains
      (losses) on investments - net        363,714      9,195,387      52,614,796             --     11,922,905     40,075,678
                                      -------------  -------------  --------------  -------------  -------------  -------------

NET INCREASE (DECREASE) IN NET
  ASSETS RESULTING FROM OPERATIONS    $    351,860      6,423,025      48,039,446       (354,973)    10,932,778     37,922,084
                                      =============  =============  ==============  =============  =============  =============

See accompanying notes to financial statements.

--------
*See note 1 for the full name of each segregated sub-account.

                            VARIABLE ANNUITY ACCOUNT

                            Statements of Operations

                     Year or Period ended December 31, 2017

                                                                      SEGREGATED SUB-ACCOUNTS*
                                      -----------------------------------------------------------------------------------------
                                                         SFT             SFT            SFT
                                          SFT          ADVANTUS       ADVANTUS        ADVANTUS                      SFT IVY
                                      ADVANTUS INTL    MGD VOL       MORTGAGE CL    REAL ESTATE      SFT IVY       SMALL CAP
                                       BOND CL 2        EQUITY            2             CL 2          GROWTH         GROWTH
                                      -------------  -------------  --------------  -------------  -------------  -------------
INVESTMENT INCOME (LOSS) - NET
  Investment income distributions
    from underlying mutual fund       $         --             --              --             --             --             --
  Mortality, expense and
    administrative charges (note 3)     (1,127,398)    (3,051,000)       (801,174)    (1,063,087)    (2,617,919)      (648,379)
  Fees waived (note 3)                          --             --              --             --             --             --
                                      -------------  -------------  --------------  -------------  -------------  -------------
    Investment income (loss) - net      (1,127,398)    (3,051,000)       (801,174)    (1,063,087)    (2,617,919)      (648,379)
                                      -------------  -------------  --------------  -------------  -------------  -------------

REALIZED AND UNREALIZED GAINS
  (LOSSES) ON INVESTMENTS - NET
  Realized gain distributions from
    underlying mutual fund                      --             --              --             --             --             --

  Realized gains (losses) on sales
    of investments
    Proceeds from sales                  7,270,847      4,954,568       6,852,598      8,759,778     33,710,421      8,266,159
    Cost of investments sold            (4,814,929)    (4,416,078)     (5,310,493)    (4,098,323)   (23,955,825)    (5,966,170)
                                      -------------  -------------  --------------  -------------  -------------  -------------

  Realized gains (losses) on sales
    of investments                       2,455,918        538,490       1,542,105      4,661,455      9,754,596      2,299,989

    Net realized gains (losses) on
      investments                        2,455,918        538,490       1,542,105      4,661,455      9,754,596      2,299,989

  Net change in unrealized
    appreciation (depreciation) of
    investments                         (1,478,350)    31,759,911        (404,275)      (623,384)    41,009,171      9,192,218
                                      -------------  -------------  --------------  -------------  -------------  -------------

    Realized and unrealized gains
      (losses) on investments - net        977,568     32,298,401       1,137,830      4,038,071     50,763,767     11,492,207
                                      -------------  -------------  --------------  -------------  -------------  -------------

NET INCREASE (DECREASE) IN NET
  ASSETS RESULTING FROM OPERATIONS    $   (149,830)    29,247,401         336,656      2,974,984     48,145,848     10,843,828
                                      =============  =============  ==============  =============  =============  =============

See accompanying notes to financial statements.

--------
*See note 1 for the full name of each segregated sub-account.

                            VARIABLE ANNUITY ACCOUNT

                            Statements of Operations

                     Year or Period ended December 31, 2017

                                                                      SEGREGATED SUB-ACCOUNTS*
                                      -----------------------------------------------------------------------------------------
                                                          SFT
                                                      WELLINGTON       TOPS MGD        TOPS MGD       TOPS MGD      TOPS MGD
                                       SFT T. ROWE    CORE EQUITY     RISK BAL ETF    RISK FLEX     RISK GROWTH    RISK MOD
                                       PRICE VALUE        CL 2           CL 2            ETF          ETF CL 2     GRO ETF CL 2
                                      -------------  -------------  --------------  -------------  -------------  -------------
INVESTMENT INCOME (LOSS) - NET
  Investment income distributions
    from underlying mutual fund       $         --             --         333,748      1,127,013      1,296,541        425,737
  Mortality, expense and
    administrative charges (note 3)     (1,842,668)      (741,068)       (327,191)    (1,517,631)    (1,231,034)      (379,483)
  Fees waived (note 3)                          --         76,863              --             --             --             --
                                      -------------  -------------  --------------  -------------  -------------  -------------
    Investment income (loss) - net      (1,842,668)      (664,205)          6,557       (390,618)        65,507         46,254
                                      -------------  -------------  --------------  -------------  -------------  -------------

REALIZED AND UNREALIZED GAINS
  (LOSSES) ON INVESTMENTS - NET
  Realized gain distributions from
    underlying mutual fund                      --             --          34,003             --             --             --

  Realized gains (losses) on sales
    of investments
    Proceeds from sales                 18,888,411      9,195,835       4,673,400      4,573,655      9,755,832      2,679,310
    Cost of investments sold           (14,691,828)    (7,128,878)     (4,440,687)    (4,326,446)    (8,983,273)    (2,509,650)
                                      -------------  -------------  --------------  -------------  -------------  -------------

  Realized gains (losses) on sales
    of investments                       4,196,583      2,066,957         232,713        247,209        772,559        169,660

    Net realized gains (losses) on
      investments                        4,196,583      2,066,957         266,716        247,209        772,559        169,660

  Net change in unrealized
    appreciation (depreciation) of
    investments                         17,803,582      7,894,305       1,682,655      9,940,053     11,413,652      2,823,538
                                      -------------  -------------  --------------  -------------  -------------  -------------

    Realized and unrealized gains
      (losses) on investments - net     22,000,165      9,961,262       1,949,371     10,187,262     12,186,211      2,993,198
                                      -------------  -------------  --------------  -------------  -------------  -------------

NET INCREASE (DECREASE) IN NET
  ASSETS RESULTING FROM OPERATIONS    $ 20,157,497      9,297,057       1,955,928      9,796,644     12,251,718      3,039,452
                                      =============  =============  ==============  =============  =============  =============

See accompanying notes to financial statements.

--------
*See note 1 for the full name of each segregated sub-account.

                            VARIABLE ANNUITY ACCOUNT

                            Statements of Operations

                     Year or Period ended December 31, 2017

                                                       SEGREGATED SUB-ACCOUNTS*
                                                       ------------------------
                                                              TOTALS
                                                       ------------------------
INVESTMENT INCOME (LOSS) - NET
  Investment income distributions from underlying
    mutual fund                                        $            49,392,360
  Mortality, expense and administrative charges
    (note 3)                                                       (81,463,271)
  Fees waived (note 3)                                                  76,863
                                                       ------------------------
    Investment income (loss) - net                                 (31,994,048)
                                                       ------------------------

REALIZED AND UNREALIZED GAINS (LOSSES) ON
  INVESTMENTS - NET
  Realized gain distributions from underlying mutual
    fund                                                           112,524,970

  Realized gains (losses) on sales of investments
    Proceeds from sales                                            743,438,131
    Cost of investments sold                                      (649,178,200)
                                                       ------------------------

  Realized gains (losses) on sales of investments                   94,259,931

    Net realized gains (losses) on investments                     206,784,901

  Net change in unrealized appreciation
    (depreciation) of investments                                  577,250,081
                                                       ------------------------

    Realized and unrealized gains (losses) on
      investments - net                                            784,034,982
                                                       ------------------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
  OPERATIONS                                           $           752,040,934
                                                       ========================

See accompanying notes to financial statements.

--------
(a) For the period from January 1, 2017 through May 15, 2017.


                            VARIABLE ANNUITY ACCOUNT

                      Statements of Changes in Net Assets

               Years or Periods Ended December 31, 2017 and 2016

                                                                    SEGREGATED SUB-ACCOUNTS*
                                  ---------------------------------------------------------------------------------------------
                                      AB VPS                        AM CENTURY      AM CENTURY      AMER FUNDS    AMER FUNDS IS
                                    DYNASSTALL      AB VPS INTL      VP INC &       VP INFL PRO    IS GLBL BOND    GLBL GROWTH
                                       CL B         VALUE CL B       GRO CL II         CL II           CL 2            CL 2
                                  --------------  --------------  --------------  --------------  -------------   -------------
YEAR OR PERIOD ENDED
  DECEMBER 31, 2016
Operations
  Investment income (loss) -
    net                           $    (987,070)         (3,060)         22,534         268,122        (60,025)        (45,516)
  Net realized gains (losses)
    on investments                      186,974         (13,657)        290,220        (409,996)       (63,738)        496,657
  Net change in unrealized
    appreciation (depreciation)       3,300,546          (1,307)         58,718       2,194,132        101,717        (445,934)
                                  --------------  --------------  --------------  --------------  -------------   -------------
Net increase (decrease) in net
  assets resulting from
  operations                          2,500,450         (18,024)        371,472       2,052,258        (22,046)          5,207
                                  --------------  --------------  --------------  --------------  -------------   -------------

Contract transactions (notes 3
  and 6)
  Contract purchase payments         31,671,665         101,179       2,106,148       3,156,184      4,438,648       4,580,784
  Contract terminations,
    withdrawal payments and
    charges                          (4,936,437)       (132,360)     (1,013,106)     (8,684,849)    (1,642,832)     (3,627,294)
  Actuarial adjustments for
    mortality experience on
    annuities in payment period              --              --              15              41           (492)             --
  Annuity benefit payments                   --              --            (340)         (7,350)        (1,383)             --
                                  --------------  --------------  --------------  --------------  -------------   -------------
Increase (decrease) in net
  assets from contract
  transactions                       26,735,228         (31,181)      1,092,717      (5,535,974)     2,793,941         953,490
                                  --------------  --------------  --------------  --------------  -------------   -------------
Increase (decrease) in net
  assets                             29,235,678         (49,205)      1,464,189      (3,483,716)     2,771,895         958,697
Net assets at the beginning of
  year or period                    103,428,549         819,546       3,142,886      72,601,127      6,153,395      10,205,737
                                  --------------  --------------  --------------  --------------  -------------   -------------
NET ASSETS AT THE END OF YEAR
  OR PERIOD                       $ 132,664,227         770,341       4,607,075      69,117,411      8,925,290      11,164,434
                                  ==============  ==============  ==============  ==============  =============   =============

YEAR OR PERIOD ENDED
  DECEMBER 31, 2017
Operations
  Investment income (loss) -
    net                           $     552,256           4,098          19,527         832,699       (121,274)        (82,921)
  Net realized gains (losses)
    on investments                      622,485          (2,492)        157,018        (592,757)        52,250         451,250
  Net change in unrealized
    appreciation (depreciation)      16,111,340         138,456         585,682       1,288,079        637,446       2,934,226
                                  --------------  --------------  --------------  --------------  -------------   -------------
Net increase (decrease) in net
  assets resulting from
  operations                         17,286,081         140,062         762,227       1,528,021        568,422       3,302,555
                                  --------------  --------------  --------------  --------------  -------------   -------------

Contract transactions (notes 3
  and 6)
  Contract purchase payments         14,777,261         179,804         848,801       4,594,273      4,713,899       2,694,262
  Contract terminations,
    withdrawal payments and
    charges                          (6,959,361)       (325,950)     (1,473,272)     (4,317,070)    (1,446,426)     (1,948,987)
  Actuarial adjustments for
    mortality experience on
    annuities in payment period              --              --              33             181             74              --
  Annuity benefit payments                   --              --            (377)         (9,103)        (3,199)             --
                                  --------------  --------------  --------------  --------------  -------------   -------------
Increase (decrease) in net
  assets from contract
  transactions                        7,817,900        (146,146)       (624,815)        268,281      3,264,348         745,275
                                  --------------  --------------  --------------  --------------  -------------   -------------
Increase (decrease) in net
  assets                             25,103,981          (6,084)        137,412       1,796,302      3,832,770       4,047,830
Net assets at the beginning of
  year or period                    132,664,227         770,341       4,607,075      69,117,411      8,925,290      11,164,434
                                  --------------  --------------  --------------  --------------  -------------   -------------
NET ASSETS AT THE END OF YEAR
  OR PERIOD                       $ 157,768,208         764,257       4,744,487      70,913,713     12,758,060      15,212,264
                                  ==============  ==============  ==============  ==============  =============   =============

See accompanying notes to financial statements.

--------
*See note 1 for the full name of each segregated sub-account.

                            VARIABLE ANNUITY ACCOUNT

                      Statements of Changes in Net Assets

               Years or Periods Ended December 31, 2017 and 2016

                                                                    SEGREGATED SUB-ACCOUNTS*
                                  ---------------------------------------------------------------------------------------------
                                   AMER FUNDS IS                   AMER FUNDS IS                  AMER FUNDS IS   AMER FUNDS IS
                                    GLBL SM CP     AMER FUNDS IS    GROWTH-INC     AMER FUNDS IS    NEW WORLD      US GOVT/AAA
                                       CL 2         GROWTH CL 2        CL 2          INTL CL 2         CL 2            CL 2
                                  --------------  --------------  --------------  --------------  -------------   -------------
YEAR OR PERIOD ENDED
  DECEMBER 31, 2016
Operations
  Investment income (loss) -
    net                           $     (85,841)       (221,704)         26,411          (3,288)       (49,504)          2,703
  Net realized gains (losses)
    on investments                    1,054,637       2,768,513       2,697,802       1,248,651        (73,939)        220,940
  Net change in unrealized
    appreciation (depreciation)        (827,178)       (103,198)       (377,046)       (850,687)       441,861        (333,831)
                                  --------------  --------------  --------------  --------------  -------------   -------------
Net increase (decrease) in net
  assets resulting from
  operations                            141,618       2,443,611       2,347,167         394,676        318,418        (110,188)
                                  --------------  --------------  --------------  --------------  -------------   -------------

Contract transactions (notes 3
  and 6)
  Contract purchase payments          2,754,104       7,689,433       8,959,707       2,343,099      3,244,773       6,085,522
  Contract terminations,
    withdrawal payments and
    charges                          (1,444,739)     (3,507,054)     (1,187,555)     (2,602,554)    (1,499,066)     (2,686,976)
  Actuarial adjustments for
    mortality experience on
    annuities in payment period            (635)            155            (110)             --           (138)             65
  Annuity benefit payments                 (195)         (2,058)         (2,369)             --           (838)           (944)
                                  --------------  --------------  --------------  --------------  -------------   -------------
Increase (decrease) in net
  assets from contract
  transactions                        1,308,535       4,180,476       7,769,673        (259,455)     1,744,731       3,397,667
                                  --------------  --------------  --------------  --------------  -------------   -------------
Increase (decrease) in net
  assets                              1,450,153       6,624,087      10,116,840         135,221      2,063,149       3,287,479
Net assets at the beginning of
  year or period                      6,624,674      28,687,226      20,197,968      14,363,362      7,289,640       9,122,486
                                  --------------  --------------  --------------  --------------  -------------   -------------
NET ASSETS AT THE END OF YEAR
  OR PERIOD                       $   8,074,827      35,311,313      30,314,808      14,498,583      9,352,789      12,409,965
                                  ==============  ==============  ==============  ==============  =============   =============

YEAR OR PERIOD ENDED
  DECEMBER 31, 2017
Operations
  Investment income (loss) -
    net                           $    (102,955)       (427,546)        (66,862)        (21,069)       (57,337)         (4,933)
  Net realized gains (losses)
    on investments                     (156,366)      4,316,187       1,502,239         418,760         43,868           7,399
  Net change in unrealized
    appreciation (depreciation)       2,357,100       5,795,437       4,181,698       3,967,076      2,727,770          15,198
                                  --------------  --------------  --------------  --------------  -------------   -------------
Net increase (decrease) in net
  assets resulting from
  operations                          2,097,779       9,684,078       5,617,075       4,364,767      2,714,301          17,664
                                  --------------  --------------  --------------  --------------  -------------   -------------

Contract transactions (notes 3
  and 6)
  Contract purchase payments          2,633,170       8,092,645       3,820,892       4,249,164      2,248,405       2,795,334
  Contract terminations,
    withdrawal payments and
    charges                          (1,271,326)     (4,683,916)     (9,966,599)     (4,652,459)    (1,737,016)     (1,827,843)
  Actuarial adjustments for
    mortality experience on
    annuities in payment period              70          (1,716)         (1,604)             --             54              34
  Annuity benefit payments               (2,656)         (1,864)         (3,783)             --         (2,582)           (970)
                                  --------------  --------------  --------------  --------------  -------------   -------------
Increase (decrease) in net
  assets from contract
  transactions                        1,359,258       3,405,149      (6,151,094)       (403,295)       508,861         966,555
                                  --------------  --------------  --------------  --------------  -------------   -------------
Increase (decrease) in net
  assets                              3,457,037      13,089,227        (534,019)      3,961,472      3,223,162         984,219
Net assets at the beginning of
  year or period                      8,074,827      35,311,313      30,314,808      14,498,583      9,352,789      12,409,965
                                  --------------  --------------  --------------  --------------  -------------   -------------
NET ASSETS AT THE END OF YEAR
  OR PERIOD                       $  11,531,864      48,400,540      29,780,789      18,460,055     12,575,951      13,394,184
                                  ==============  ==============  ==============  ==============  =============   =============

See accompanying notes to financial statements.

--------
*See note 1 for the full name of each segregated sub-account.

                            VARIABLE ANNUITY ACCOUNT

                      Statements of Changes in Net Assets

               Years or Periods Ended December 31, 2017 and 2016

                                                                    SEGREGATED SUB-ACCOUNTS*
                                  ---------------------------------------------------------------------------------------------
                                    CLEARBRIDGE    FIDELITY VIP                                      FRANKLIN        FRANKLIN
                                    VAR SM GRO        EQUITY       FIDELITY VIP    FRANKLIN DEV     MUTUAL SHS     SMALL CP VAL
                                       CL II        INCOME SC2      MID CAP SC2    MKTS VIP CL 2     VIP CL 2        VIP CL 2
                                  --------------  --------------  --------------  --------------  -------------   -------------
YEAR OR PERIOD ENDED
  DECEMBER 31, 2016
Operations
  Investment income (loss) -
    net                           $     (18,775)        602,109        (396,229)       (115,726)        36,326        (182,255)
  Net realized gains (losses)
    on investments                       34,830       3,951,121       3,729,055        (450,933)       783,067       4,650,545
  Net change in unrealized
    appreciation (depreciation)          96,162       6,151,193         243,132       3,553,870        (10,376)      2,175,393
                                  --------------  --------------  --------------  --------------  -------------   -------------
Net increase (decrease) in net
  assets resulting from
  operations                            112,217      10,704,423       3,575,958       2,987,211        809,017       6,643,683
                                  --------------  --------------  --------------  --------------  -------------   -------------

Contract transactions (notes 3
  and 6)
  Contract purchase payments            985,856       8,949,426       1,853,433       5,348,528        117,962       8,933,292
  Contract terminations,
    withdrawal payments and
    charges                            (246,316)     (8,626,734)     (5,529,395)     (6,634,364)    (1,125,845)     (3,149,929)
  Actuarial adjustments for
    mortality experience on
    annuities in payment period               3           5,406           7,651        (112,616)           148             (17)
  Annuity benefit payments                 (272)        (64,990)        (33,373)        (10,101)        (2,189)         (5,330)
                                  --------------  --------------  --------------  --------------  -------------   -------------
Increase (decrease) in net
  assets from contract
  transactions                          739,271         263,108      (3,701,684)     (1,408,553)    (1,009,924)      5,778,016
                                  --------------  --------------  --------------  --------------  -------------   -------------
Increase (decrease) in net
  assets                                851,488      10,967,531        (125,726)      1,578,658       (200,907)     12,421,699
Net assets at the beginning of
  year or period                        849,020      70,913,034      36,635,920      19,589,327      6,445,223      24,068,722
                                  --------------  --------------  --------------  --------------  -------------   -------------
NET ASSETS AT THE END OF YEAR
  OR PERIOD                       $   1,700,508      81,880,565      36,510,194      21,167,985      6,244,316      36,490,421
                                  ==============  ==============  ==============  ==============  =============   =============

YEAR OR PERIOD ENDED
  DECEMBER 31, 2017
Operations
  Investment income (loss) -
    net                           $    (125,507)         (7,536)       (350,821)        (93,632)       107,155        (324,681)
  Net realized gains (losses)
    on investments                      373,829       8,787,112       3,037,499        (244,693)       756,045       2,228,052
  Net change in unrealized
    appreciation (depreciation)       1,153,801        (826,392)      3,921,828       8,722,436       (343,135)        548,969
                                  --------------  --------------  --------------  --------------  -------------   -------------
Net increase (decrease) in net
  assets resulting from
  operations                          1,402,123       7,953,184       6,608,506       8,384,111        520,065       2,452,340
                                  --------------  --------------  --------------  --------------  -------------   -------------

Contract transactions (notes 3
  and 6)
  Contract purchase payments          8,961,301       2,650,104       2,049,785       5,874,970      5,058,839       2,640,871
  Contract terminations,
    withdrawal payments and
    charges                            (757,631)    (17,658,187)     (4,906,257)     (6,226,841)    (1,171,569)    (12,190,288)
  Actuarial adjustments for
    mortality experience on
    annuities in payment period               7             752           9,351           2,538            109              94
  Annuity benefit payments                 (325)        (56,670)        (33,612)        (10,867)        (1,967)         (6,767)
                                  --------------  --------------  --------------  --------------  -------------   -------------
Increase (decrease) in net
  assets from contract
  transactions                        8,203,352     (15,064,001)     (2,880,733)       (360,200)     3,885,412      (9,556,090)
                                  --------------  --------------  --------------  --------------  -------------   -------------
Increase (decrease) in net
  assets                              9,605,475      (7,110,817)      3,727,773       8,023,911      4,405,477      (7,103,750)
Net assets at the beginning of
  year or period                      1,700,508      81,880,565      36,510,194      21,167,985      6,244,316      36,490,421
                                  --------------  --------------  --------------  --------------  -------------   -------------
NET ASSETS AT THE END OF YEAR
  OR PERIOD                       $  11,305,983      74,769,748      40,237,967      29,191,896     10,649,793      29,386,671
                                  ==============  ==============  ==============  ==============  =============   =============

See accompanying notes to financial statements.

--------
*See note 1 for the full name of each segregated sub-account.

                            VARIABLE ANNUITY ACCOUNT

                      Statements of Changes in Net Assets

               Years or Periods Ended December 31, 2017 and 2016

                                                                    SEGREGATED SUB-ACCOUNTS*
                                  ---------------------------------------------------------------------------------------------
                                   FRANKLIN SM-       GOLDMAN        GOLDMAN        INVESCO VI      INVESCO VI      INVESCO VI
                                     MD CP GR       SACHS VI HQ     SACHS VIT       AMER VALUE       COMSTOCK      EQUITY & INC
                                     VIP CL 2        FLT RT SS     GBL TRNDS SS        SR II          SR II           SR II
                                  --------------  --------------  --------------  --------------  -------------   -------------
YEAR OR PERIOD ENDED
  DECEMBER 31, 2016
Operations
  Investment income (loss) -
    net                           $    (114,414)       (170,764)     (1,197,079)       (112,612)       (70,361)          2,796
  Net realized gains (losses)
    on investments                      310,002        (155,332)       (186,289)         59,621      7,484,037           6,652
  Net change in unrealized
    appreciation (depreciation)          87,777         155,632       4,764,863       1,211,754        180,876         549,205
                                  --------------  --------------  --------------  --------------  -------------   -------------
Net increase (decrease) in net
  assets resulting from
  operations                            283,365        (170,464)      3,381,495       1,158,763      7,594,552         558,653
                                  --------------  --------------  --------------  --------------  -------------   -------------

Contract transactions (notes 3
  and 6)
  Contract purchase payments          1,326,972       4,170,316      23,873,915       2,671,837      3,544,484       1,689,203
  Contract terminations,
    withdrawal payments and
    charges                          (2,939,025)     (3,087,961)     (6,381,824)     (2,174,966)    (9,035,966)     (1,352,111)
  Actuarial adjustments for
    mortality experience on
    annuities in payment period             803            (133)             --            (594)          (925)             --
  Annuity benefit payments              (10,121)         (3,153)             --            (600)        (7,733)             --
                                  --------------  --------------  --------------  --------------  -------------   -------------
Increase (decrease) in net
  assets from contract
  transactions                       (1,621,371)      1,079,069      17,492,091         495,677     (5,500,140)        337,092
                                  --------------  --------------  --------------  --------------  -------------   -------------
Increase (decrease) in net
  assets                             (1,338,006)        908,605      20,873,586       1,654,440      2,094,412         895,745
Net assets at the beginning of
  year or period                     10,189,765      38,011,013      97,038,369       7,575,022     48,489,273       4,142,909
                                  --------------  --------------  --------------  --------------  -------------   -------------
NET ASSETS AT THE END OF YEAR
  OR PERIOD                       $   8,851,759      38,919,618     117,911,955       9,229,462     50,583,685       5,038,654
                                  ==============  ==============  ==============  ==============  =============   =============

YEAR OR PERIOD ENDED
  DECEMBER 31, 2017
Operations
  Investment income (loss) -
    net                           $    (109,949)        (72,919)     (1,418,804)        (87,098)       309,671           9,858
  Net realized gains (losses)
    on investments                      443,690         (81,660)      3,752,258        (109,263)     4,828,337         116,357
  Net change in unrealized
    appreciation (depreciation)       1,344,104         156,040      11,637,156         936,534      3,274,396         468,267
                                  --------------  --------------  --------------  --------------  -------------   -------------
Net increase (decrease) in net
  assets resulting from
  operations                          1,677,845           1,461      13,970,610         740,173      8,412,404         594,482
                                  --------------  --------------  --------------  --------------  -------------   -------------

Contract transactions (notes 3
  and 6)
  Contract purchase payments          1,012,609       3,629,822      11,743,846       1,193,505      6,244,185       2,857,118
  Contract terminations,
    withdrawal payments and
    charges                          (2,037,049)     (2,334,117)     (4,938,971)     (1,399,263)    (6,054,741)       (766,619)
  Actuarial adjustments for
    mortality experience on
    annuities in payment period           1,571              17              --             170            327              --
  Annuity benefit payments               (9,158)         (3,459)             --          (3,339)       (12,845)             --
                                  --------------  --------------  --------------  --------------  -------------   -------------
Increase (decrease) in net
  assets from contract
  transactions                       (1,032,027)      1,292,263       6,804,875        (208,927)       176,926       2,090,499
                                  --------------  --------------  --------------  --------------  -------------   -------------
Increase (decrease) in net
  assets                                645,818       1,293,724      20,775,485         531,246      8,589,330       2,684,981
Net assets at the beginning of
  year or period                      8,851,759      38,919,618     117,911,955       9,229,462     50,583,685       5,038,654
                                  --------------  --------------  --------------  --------------  -------------   -------------
NET ASSETS AT THE END OF YEAR
  OR PERIOD                       $   9,497,577      40,213,342     138,687,440       9,760,708     59,173,015       7,723,635
                                  ==============  ==============  ==============  ==============  =============   =============

See accompanying notes to financial statements.

--------
*See note 1 for the full name of each segregated sub-account.

                            VARIABLE ANNUITY ACCOUNT

                      Statements of Changes in Net Assets

               Years or Periods Ended December 31, 2017 and 2016

                                                                    SEGREGATED SUB-ACCOUNTS*
                                  ---------------------------------------------------------------------------------------------
                                    INVESCO VI      INVESCO VI                                       IVY VIP
                                   GROWTH & INC     SM CAP EQTY    IVY VIP ADV    IVY VIP ASSET     BALANCED        IVY VIP
                                       SR II           SR II       RE SEC CL II   STRATEGY CL II      CL II        BOND CL II
                                  --------------  --------------  --------------  --------------  -------------   -------------
YEAR OR PERIOD ENDED
  DECEMBER 31, 2016
Operations
  Investment income (loss) -
    net                           $     (18,947)       (293,741)        (56,678)     (1,335,702)       158,439       1,396,410
  Net realized gains (losses)
    on investments                      253,008       2,288,232       2,555,050      (2,452,406)    15,191,944      (1,135,673)
  Net change in unrealized
    appreciation (depreciation)         159,679          39,984      (2,163,481)     (3,035,417)   (14,661,489)      3,324,305
                                  --------------  --------------  --------------  --------------  -------------   -------------
Net increase (decrease) in net
  assets resulting from
  operations                            393,740       2,034,475         334,891      (6,823,525)       688,894       3,585,042
                                  --------------  --------------  --------------  --------------  -------------   -------------

Contract transactions (notes 3
  and 6)
  Contract purchase payments          6,440,410         911,159       1,084,885       3,533,077      5,637,880       5,267,087
  Contract terminations,
    withdrawal payments and
    charges                            (630,468)     (2,676,490)     (2,250,037)    (29,296,611)   (15,843,990)    (13,864,572)
  Actuarial adjustments for
    mortality experience on
    annuities in payment period              --             (31)            (12)         (6,244)      (270,317)             52
  Annuity benefit payments                   --          (2,043)         (3,383)        (58,793)      (322,870)        (26,154)
                                  --------------  --------------  --------------  --------------  -------------   -------------
Increase (decrease) in net
  assets from contract
  transactions                        5,809,942      (1,767,405)     (1,168,547)    (25,828,571)   (10,799,297)     (8,623,587)
                                  --------------  --------------  --------------  --------------  -------------   -------------
Increase (decrease) in net
  assets                              6,203,682         267,070        (833,656)    (32,652,096)   (10,110,403)     (5,038,545)
Net assets at the beginning of
  year or period                      2,872,050      20,544,059      12,978,484     178,007,763    120,157,549     137,757,285
                                  --------------  --------------  --------------  --------------  -------------   -------------
NET ASSETS AT THE END OF YEAR
  OR PERIOD                       $   9,075,732      20,811,129      12,144,828     145,355,667    110,047,146     132,718,740
                                  ==============  ==============  ==============  ==============  =============   =============

YEAR OR PERIOD ENDED
  DECEMBER 31, 2017
Operations
  Investment income (loss) -
    net                           $     (40,636)       (301,028)        (24,894)        190,047        398,509         361,747
  Net realized gains (losses)
    on investments                      176,107       1,428,012       2,066,864      (2,035,673)       397,339         714,359
  Net change in unrealized
    appreciation (depreciation)         836,483       1,273,188      (1,611,245)     24,098,866      9,574,879       2,508,598
                                  --------------  --------------  --------------  --------------  -------------   -------------
Net increase (decrease) in net
  assets resulting from
  operations                            971,954       2,400,172         430,725      22,253,240     10,370,727       3,584,704
                                  --------------  --------------  --------------  --------------  -------------   -------------

Contract transactions (notes 3
  and 6)
  Contract purchase payments            654,483         542,617         495,000       1,488,988      5,087,392       9,544,179
  Contract terminations,
    withdrawal payments and
    charges                          (2,322,235)     (2,631,086)     (2,126,784)    (23,992,141)   (16,230,839)     (6,587,527)
  Actuarial adjustments for
    mortality experience on
    annuities in payment period              --              41             491          (4,441)       (12,851)          1,474
  Annuity benefit payments                   --          (2,242)         (3,613)        (51,177)      (304,910)        (23,851)
                                  --------------  --------------  --------------  --------------  -------------   -------------
Increase (decrease) in net
  assets from contract
  transactions                       (1,667,752)     (2,090,670)     (1,634,906)    (22,558,771)   (11,461,208)      2,934,275
                                  --------------  --------------  --------------  --------------  -------------   -------------
Increase (decrease) in net
  assets                               (695,798)        309,502      (1,204,181)       (305,531)    (1,090,481)      6,518,979
Net assets at the beginning of
  year or period                      9,075,732      20,811,129      12,144,828     145,355,667    110,047,146     132,718,740
                                  --------------  --------------  --------------  --------------  -------------   -------------
NET ASSETS AT THE END OF YEAR
  OR PERIOD                       $   8,379,934      21,120,631      10,940,647     145,050,136    108,956,665     139,237,719
                                  ==============  ==============  ==============  ==============  =============   =============

See accompanying notes to financial statements.

--------
*See note 1 for the full name of each segregated sub-account.

                            VARIABLE ANNUITY ACCOUNT

                      Statements of Changes in Net Assets

               Years or Periods Ended December 31, 2017 and 2016

                                                                    SEGREGATED SUB-ACCOUNTS*
                                  ---------------------------------------------------------------------------------------------
                                                     IVY VIP                         IVY VIP        IVY VIP         IVY VIP
                                  IVY VIP CORE      DIVIDEND         IVY VIP       GLOBAL BOND       GLOBAL        GOVT MONEY
                                  EQUITY CL II      OPP CL II     ENERGY CL II        CL II       GROWTH CL II    MARKET CL II
                                  --------------  --------------  --------------  --------------  -------------   -------------
YEAR OR PERIOD ENDED
  DECEMBER 31, 2016
Operations
  Investment income (loss) -
    net                           $    (930,175)        (30,480)        (84,843)        149,031       (790,525)       (129,826)
  Net realized gains (losses)
    on investments                   10,386,485       2,296,389         131,636         (66,692)     2,102,428             333
  Net change in unrealized
    appreciation (depreciation)      (7,020,835)     (1,107,411)      1,824,862         279,904     (4,302,771)             --
                                  --------------  --------------  --------------  --------------  -------------   -------------
Net increase (decrease) in net
  assets resulting from
  operations                          2,435,475       1,158,498       1,871,655         362,243     (2,990,868)       (129,493)
                                  --------------  --------------  --------------  --------------  -------------   -------------

Contract transactions (notes 3
  and 6)
  Contract purchase payments          5,375,451       1,615,909         923,590         517,602      3,252,143       5,149,679
  Contract terminations,
    withdrawal payments and
    charges                         (11,450,281)     (3,585,610)     (1,487,407)       (853,285)    (6,827,331)     (7,298,309)
  Actuarial adjustments for
    mortality experience on
    annuities in payment period           6,930          (1,515)            276              (2)         1,906              (9)
  Annuity benefit payments              (50,345)        (12,378)         (1,138)         (1,758)       (14,394)           (468)
                                  --------------  --------------  --------------  --------------  -------------   -------------
Increase (decrease) in net
  assets from contract
  transactions                       (6,118,245)     (1,983,594)       (564,679)       (337,443)    (3,587,676)     (2,149,107)
                                  --------------  --------------  --------------  --------------  -------------   -------------
Increase (decrease) in net
  assets                             (3,682,770)       (825,096)      1,306,976          24,800     (6,578,544)     (2,278,600)
Net assets at the beginning of
  year or period                    102,974,780      22,422,853       5,679,106       6,698,183     69,043,299      12,769,086
                                  --------------  --------------  --------------  --------------  -------------   -------------
NET ASSETS AT THE END OF YEAR
  OR PERIOD                       $  99,292,010      21,597,757       6,986,082       6,722,983     62,464,755      10,490,486
                                  ==============  ==============  ==============  ==============  =============   =============

YEAR OR PERIOD ENDED
  DECEMBER 31, 2017
Operations
  Investment income (loss) -
    net                           $    (961,751)        (29,180)        (42,394)         91,955       (915,625)        (75,445)
  Net realized gains (losses)
    on investments                    2,570,012       1,605,709        (153,739)        (35,760)     3,675,278             587
  Net change in unrealized
    appreciation (depreciation)      16,434,566       1,198,636        (748,570)        129,274     10,622,145              --
                                  --------------  --------------  --------------  --------------  -------------   -------------
Net increase (decrease) in net
  assets resulting from
  operations                         18,042,827       2,775,165        (944,703)        185,469     13,381,798         (74,858)
                                  --------------  --------------  --------------  --------------  -------------   -------------

Contract transactions (notes 3
  and 6)
  Contract purchase payments          1,929,159         379,243       1,408,412         508,557        803,022       1,645,468
  Contract terminations,
    withdrawal payments and
    charges                         (13,520,640)     (3,465,799)     (1,316,294)       (862,156)   (10,420,331)     (1,880,767)
  Actuarial adjustments for
    mortality experience on
    annuities in payment period          12,242           1,598             391               1          3,195              33
  Annuity benefit payments              (53,670)        (13,219)         (1,266)         (1,753)       (17,380)         (1,674)
                                  --------------  --------------  --------------  --------------  -------------   -------------
Increase (decrease) in net
  assets from contract
  transactions                      (11,632,909)     (3,098,177)         91,243        (355,351)    (9,631,494)       (236,940)
                                  --------------  --------------  --------------  --------------  -------------   -------------
Increase (decrease) in net
  assets                              6,409,918        (323,012)       (853,460)       (169,882)     3,750,304        (311,798)
Net assets at the beginning of
  year or period                     99,292,010      21,597,757       6,986,082       6,722,983     62,464,755      10,490,486
                                  --------------  --------------  --------------  --------------  -------------   -------------
NET ASSETS AT THE END OF YEAR
  OR PERIOD                       $ 105,701,928      21,274,745       6,132,622       6,553,101     66,215,059      10,178,688
                                  ==============  ==============  ==============  ==============  =============   =============

See accompanying notes to financial statements.

--------
*See note 1 for the full name of each segregated sub-account.

                            VARIABLE ANNUITY ACCOUNT

                      Statements of Changes in Net Assets

               Years or Periods Ended December 31, 2017 and 2016

                                                                    SEGREGATED SUB-ACCOUNTS*
                                  ---------------------------------------------------------------------------------------------
                                                                   IVY VIP INTL       IVY VIP      IVY VIP MICRO   IVY VIP MID
                                      IVY VIP      IVY VIP HIGH     CORE EQUITY    LIMITED-TERM     CAP GROWTH      CAP GROWTH
                                   GROWTH CL II    INCOME CL II        CL II        BOND CL II        CL II           CL II
                                  --------------  --------------  --------------  --------------  -------------   -------------
YEAR OR PERIOD ENDED
  DECEMBER 31, 2016
Operations
  Investment income (loss) -
    net                           $    (785,703)      5,219,586         111,542          70,085       (306,896)       (863,440)
  Net realized gains (losses)
    on investments                    6,513,145         508,431      (3,559,598)       (167,492)     1,779,897       5,434,859
  Net change in unrealized
    appreciation (depreciation)      (5,966,637)      6,249,235       2,846,453         299,740      1,245,658      (1,641,872)
                                  --------------  --------------  --------------  --------------  -------------   -------------
Net increase (decrease) in net
  assets resulting from
  operations                           (239,195)     11,977,252        (601,603)        202,333      2,718,659       2,929,547
                                  --------------  --------------  --------------  --------------  -------------   -------------

Contract transactions (notes 3
  and 6)
  Contract purchase payments          1,195,010       7,653,902       5,844,605       5,595,576      2,106,843       2,709,431
  Contract terminations,
    withdrawal payments and
    charges                          (7,517,916)    (12,790,432)    (18,540,714)     (3,519,129)    (4,433,684)     (7,112,617)
  Actuarial adjustments for
    mortality experience on
    annuities in payment period           2,448           1,070         (96,426)             --          2,109             (31)
  Annuity benefit payments              (20,266)        (41,738)       (141,565)             --         (7,518)         (6,340)
                                  --------------  --------------  --------------  --------------  -------------   -------------
Increase (decrease) in net
  assets from contract
  transactions                       (6,340,724)     (5,177,198)    (12,934,100)      2,076,447     (2,332,250)     (4,409,557)
                                  --------------  --------------  --------------  --------------  -------------   -------------
Increase (decrease) in net
  assets                             (6,579,919)      6,800,054     (13,535,703)      2,278,780        386,409      (1,480,010)
Net assets at the beginning of
  year or period                     61,983,332      85,240,150     164,116,138      37,336,399     23,559,362      61,788,557
                                  --------------  --------------  --------------  --------------  -------------   -------------
NET ASSETS AT THE END OF YEAR
  OR PERIOD                       $  55,403,413      92,040,204     150,580,435      39,615,179     23,945,771      60,308,547
                                  ==============  ==============  ==============  ==============  =============   =============

YEAR OR PERIOD ENDED
  DECEMBER 31, 2017
Operations
  Investment income (loss) -
    net                           $    (675,478)      3,742,593         183,924         110,905       (399,072)       (901,983)
  Net realized gains (losses)
    on investments                    7,604,606        (248,019)      5,020,304        (105,724)      (392,601)      3,970,497
  Net change in unrealized
    appreciation (depreciation)       7,324,244       1,107,257      25,636,455          27,322      2,694,584      11,116,890
                                  --------------  --------------  --------------  --------------  -------------   -------------
Net increase (decrease) in net
  assets resulting from
  operations                         14,253,372       4,601,831      30,840,683          32,503      1,902,911      14,185,404
                                  --------------  --------------  --------------  --------------  -------------   -------------

Contract transactions (notes 3
  and 6)
  Contract purchase payments          1,176,404       4,219,623       3,203,636       4,680,478      8,347,069       1,314,304
  Contract terminations,
    withdrawal payments and
    charges                         (11,373,254)    (11,867,521)    (22,933,611)     (2,568,384)    (3,856,474)    (10,016,427)
  Actuarial adjustments for
    mortality experience on
    annuities in payment period           3,927           1,982          27,777              --            711             472
  Annuity benefit payments              (25,552)        (42,861)       (148,354)             --         (7,649)         (8,969)
                                  --------------  --------------  --------------  --------------  -------------   -------------
Increase (decrease) in net
  assets from contract
  transactions                      (10,218,475)     (7,688,777)    (19,850,552)      2,112,094      4,483,657      (8,710,620)
                                  --------------  --------------  --------------  --------------  -------------   -------------
Increase (decrease) in net
  assets                              4,034,897      (3,086,946)     10,990,131       2,144,597      6,386,568       5,474,784
Net assets at the beginning of
  year or period                     55,403,413      92,040,204     150,580,435      39,615,179     23,945,771      60,308,547
                                  --------------  --------------  --------------  --------------  -------------   -------------
NET ASSETS AT THE END OF YEAR
  OR PERIOD                       $  59,438,310      88,953,258     161,570,566      41,759,776     30,332,339      65,783,331
                                  ==============  ==============  ==============  ==============  =============   =============

See accompanying notes to financial statements.

--------
*See note 1 for the full name of each segregated sub-account.

                            VARIABLE ANNUITY ACCOUNT

                      Statements of Changes in Net Assets

               Years or Periods Ended December 31, 2017 and 2016

                                                                    SEGREGATED SUB-ACCOUNTS*
                                  ---------------------------------------------------------------------------------------------
                                                                                                     IVY VIP
                                     IVY VIP       IVY VIP PATH    IVY VIP PATH    IVY VIP PATH     PATHFINDER       IVY VIP
                                   NATURAL RES        MOD AGG         MOD CON         MOD MVF       AGGRESSIVE     PATHFINDER
                                      CL II          MVF CL II       MVF CL II         CL II          CL II       CONSERV CL II
                                  --------------  --------------  --------------  --------------  -------------   -------------
YEAR OR PERIOD ENDED
   DECEMBER 31, 2016
Operations
  Investment income (loss) -
    net                           $    (275,325)       (245,936)       (247,635)     (2,364,488)        14,852         (40,654)
  Net realized gains (losses)
    on investments                     (808,466)      2,299,688         626,246       9,991,811      1,646,869       1,722,349
  Net change in unrealized
    appreciation (depreciation)       8,124,926      (1,284,598)       (276,249)     (4,276,426)    (1,113,754)     (1,217,486)
                                  --------------  --------------  --------------  --------------  -------------   -------------
Net increase (decrease) in net
  assets resulting from
  operations                          7,041,135         769,154         102,362       3,350,897        547,967         464,209
                                  --------------  --------------  --------------  --------------  -------------   -------------

Contract transactions (notes 3
  and 6)
  Contract purchase payments          8,914,305      14,301,461      12,797,657      84,423,160      1,412,238       1,982,764
  Contract terminations,
    withdrawal payments and
    charges                          (5,359,288)     (5,389,113)     (4,753,136)     (9,317,330)    (2,716,183)     (4,660,966)
  Actuarial adjustments for
    mortality experience on
    annuities in payment period            (728)             --              --              --             --             (15)
  Annuity benefit payments               (3,883)             --              --              --             --         (13,968)
                                  --------------  --------------  --------------  --------------  -------------   -------------
Increase (decrease) in net
  assets from contract
  transactions                        3,550,406       8,912,348       8,044,521      75,105,830     (1,303,945)     (2,692,185)
                                  --------------  --------------  --------------  --------------  -------------   -------------
Increase (decrease) in net
  assets                             10,591,541       9,681,502       8,146,883      78,456,727       (755,978)     (2,227,976)
Net assets at the beginning of
  year or period                     30,520,850      52,387,086      25,940,994     266,681,466     18,139,163      34,384,095
                                  --------------  --------------  --------------  --------------  -------------   -------------
NET ASSETS AT THE END OF YEAR
  OR PERIOD                       $  41,112,391      62,068,588      34,087,877     345,138,193     17,383,185      32,156,119
                                  ==============  ==============  ==============  ==============  =============   =============

YEAR OR PERIOD ENDED
  DECEMBER 31, 2017
Operations
  Investment income (loss) -
    net                           $    (489,028)       (627,687)       (311,474)     (3,287,375)       (85,114)       (175,259)
  Net realized gains (losses)
    on investments                   (2,825,193)      1,987,668         646,612      10,386,464      1,251,135         838,354
  Net change in unrealized
    appreciation (depreciation)       3,514,979       7,962,670       3,068,452      35,876,219      1,819,174       2,066,729
                                  --------------  --------------  --------------  --------------  -------------   -------------
  Net increase (decrease) in
    net assets resulting from
    operations                          200,758       9,322,651       3,403,590      42,975,308      2,985,195       2,729,824
                                  --------------  --------------  --------------  --------------  -------------   -------------

Contract transactions (notes 3
  and 6)
  Contract purchase payments          4,235,900      10,512,934       1,600,403      23,779,477      1,588,406       1,404,684
  Contract terminations,
    withdrawal payments and
    charges                         (10,625,216)     (4,820,278)     (4,040,135)    (12,629,776)    (4,227,834)     (6,689,469)
  Actuarial adjustments for
    mortality experience on
    annuities in payment period             375              --              --              --             --               9
  Annuity benefit payments               (5,995)             --              --              --             --         (12,089)
                                  --------------  --------------  --------------  --------------  -------------   -------------
Increase (decrease) in net
  assets from contract
  transactions                       (6,394,936)      5,692,656      (2,439,732)     11,149,701     (2,639,428)     (5,296,865)
                                  --------------  --------------  --------------  --------------  -------------   -------------
Increase (decrease) in net
  assets                             (6,194,178)     15,015,307         963,858      54,125,009        345,767      (2,567,041)
Net assets at the beginning of
  year or period                     41,112,391      62,068,588      34,087,877     345,138,193     17,383,185      32,156,119
                                  --------------  --------------  --------------  --------------  -------------   -------------
NET ASSETS AT THE END OF YEAR
  OR PERIOD                       $  34,918,213      77,083,895      35,051,735     399,263,202     17,728,952      29,589,078
                                  ==============  ==============  ==============  ==============  =============   =============

See accompanying notes to financial statements.

--------
*See note 1 for the full name of each segregated sub-account.

                            VARIABLE ANNUITY ACCOUNT

                      Statements of Changes in Net Assets

               Years or Periods Ended December 31, 2017 and 2016

                                                                    SEGREGATED SUB-ACCOUNTS*
                                  ---------------------------------------------------------------------------------------------
                                      IVY VIP         IVY VIP         IVY VIP
                                    PATHFINDER      PATHFINDER      PATHFINDER        IVY VIP        IVY VIP         IVY VIP
                                     MOD AGGR        MOD CONS        MODERATE        SCIENCE &      SMALL CAP       SMALL CAP
                                       CL II           CL II           CL II        TECH CL II      CORE CL II     GROWTH CL II
                                  --------------  --------------  --------------  --------------  -------------   -------------
YEAR OR PERIOD ENDED
  DECEMBER 31, 2016
Operations
  Investment income (loss) -
    net                           $     806,128          14,673          25,569        (950,966)      (537,568)       (387,733)
  Net realized gains (losses)
    on investments                   25,875,481       5,251,190      19,295,036       5,274,271      6,939,640       3,875,192
  Net change in unrealized
    appreciation (depreciation)     (19,009,080)     (4,042,206)    (14,649,917)     (4,446,638)     7,280,872      (2,921,904)
                                  --------------  --------------  --------------  --------------  -------------   -------------
Net increase (decrease) in net
  assets resulting from
  operations                          7,672,529       1,223,657       4,670,688        (123,333)    13,682,944         565,555
                                  --------------  --------------  --------------  --------------  -------------   -------------

Contract transactions (notes 3
  and 6)
  Contract purchase payments            914,930         667,586       1,134,838       3,766,031      6,736,542       1,952,405
  Contract terminations,
    withdrawal payments and
    charges                         (14,763,475)     (5,279,600)    (12,978,067)    (12,571,818)   (10,304,453)     (3,034,207)
  Actuarial adjustments for
    mortality experience on
    annuities in payment period              --              --            (725)        (14,044)      (211,956)            102
  Annuity benefit payments                   --              --          (2,586)        (35,730)       (30,186)         (2,632)
                                  --------------  --------------  --------------  --------------  -------------   -------------
Increase (decrease) in net
  assets from contract
  transactions                      (13,848,545)     (4,612,014)    (11,846,540)     (8,855,561)    (3,810,053)     (1,084,332)
                                  --------------  --------------  --------------  --------------  -------------   -------------
Increase (decrease) in net
  assets                             (6,176,016)     (3,388,357)     (7,175,852)     (8,978,894)     9,872,891        (518,777)
Net assets at the beginning of
  year or period                    252,183,485      73,874,734     216,131,907      70,869,765     53,459,734      28,383,251
                                  --------------  --------------  --------------  --------------  -------------   -------------
NET ASSETS AT THE END OF YEAR
  OR PERIOD                       $ 246,007,469      70,486,377     208,956,055      61,890,871     63,332,625      27,864,474
                                  ==============  ==============  ==============  ==============  =============   =============

YEAR OR PERIOD ENDED
  DECEMBER 31, 2017
Operations
  Investment income (loss) -
    net                           $  (1,155,550)       (318,712)     (1,106,394)     (1,101,716)      (898,736)       (410,115)
  Net realized gains (losses)
    on investments                   24,608,301       3,206,300      16,189,031      10,554,299     10,517,171       1,093,456
  Net change in unrealized
    appreciation (depreciation)      11,933,058       4,560,725      10,913,055       9,193,053     (1,883,437)      4,980,521
                                  --------------  --------------  --------------  --------------  -------------   -------------
Net increase (decrease) in net
  assets resulting from
  operations                         35,385,809       7,448,313      25,995,692      18,645,636      7,734,998       5,663,862
                                  --------------  --------------  --------------  --------------  -------------   -------------

Contract transactions (notes 3
  and 6)
  Contract purchase payments            857,911         429,120         550,126      16,005,447     10,867,586         770,586
  Contract terminations,
    withdrawal payments and
    charges                         (32,761,667)    (11,219,089)    (29,106,700)    (13,782,337)   (13,577,445)     (3,900,339)
  Actuarial adjustments for
    mortality experience on
    annuities in payment period              --              --             188           3,513          1,635             480
  Annuity benefit payments                   --              --          (3,788)        (39,612)       (33,519)         (2,432)
                                  --------------  --------------  --------------  --------------  -------------   -------------
Increase (decrease) in net
  assets from contract
  transactions                      (31,903,756)    (10,789,969)    (28,560,174)      2,187,011     (2,741,743)     (3,131,705)
                                  --------------  --------------  --------------  --------------  -------------   -------------
Increase (decrease) in net
  assets                              3,482,053      (3,341,656)     (2,564,482)     20,832,647      4,993,255       2,532,157
Net assets at the beginning of
  year or period                    246,007,469      70,486,377     208,956,055      61,890,871     63,332,625      27,864,474
                                  --------------  --------------  --------------  --------------  -------------   -------------
NET ASSETS AT THE END OF YEAR
  OR PERIOD                       $ 249,489,522      67,144,721     206,391,573      82,723,518     68,325,880      30,396,631
                                  ==============  ==============  ==============  ==============  =============   =============

See accompanying notes to financial statements.

--------
*See note 1 for the full name of each segregated sub-account.

                            VARIABLE ANNUITY ACCOUNT

                      Statements of Changes in Net Assets

               Years or Periods Ended December 31, 2017 and 2016

                                                                    SEGREGATED SUB-ACCOUNTS*
                                  ---------------------------------------------------------------------------------------------
                                                                      JANUS                          JANUS
                                                      JANUS         HENDERSON         JANUS        HENDERSON         JANUS
                                     IVY VIP        HENDERSON       FLEXIBLE        HENDERSON        MID CP        HENDERSON
                                   VALUE CL II     BALANCED SS       BOND SS        FORTY SS         VAL SS       OVERSEAS SS
                                  --------------  --------------  --------------  --------------  -------------   -------------
YEAR OR PERIOD ENDED
   DECEMBER 31, 2016
Operations
  Investment income (loss) -
    net                           $    (104,740)        117,609         173,115        (548,439)      (129,603)      1,411,363
  Net realized gains (losses)
    on investments                    9,091,626         630,143          (3,621)      2,326,623      3,292,439        (524,303)
  Net change in unrealized
    appreciation (depreciation)        (567,077)       (124,870)       (264,478)     (1,491,706)       558,687      (4,371,883)
                                  --------------  --------------  --------------  --------------  -------------   -------------
Net increase (decrease) in net
  assets resulting from
  operations                          8,419,809         622,882         (94,984)        286,478      3,721,523      (3,484,823)
                                  --------------  --------------  --------------  --------------  -------------   -------------

Contract transactions (notes 3
  and 6)
  Contract purchase payments          4,894,465       3,192,800      10,613,499       6,895,380      1,231,347       3,520,939
  Contract terminations,
    withdrawal payments and
    charges                         (17,811,618)     (4,381,590)       (873,978)    (12,687,634)    (2,752,122)     (5,174,682)
  Actuarial adjustments for
    mortality experience on
    annuities in payment period         (87,666)             (5)           (507)          4,235           (286)          2,283
  Annuity benefit payments              (80,379)         (2,180)           (156)        (25,994)        (3,112)        (21,196)
                                  --------------  --------------  --------------  --------------  -------------   -------------
Increase (decrease) in net
  assets from contract
  transactions                      (13,085,198)     (1,190,975)      9,738,858      (5,814,013)    (1,524,173)     (1,672,656)
                                  --------------  --------------  --------------  --------------  -------------   -------------
Increase (decrease) in net
  assets                             (4,665,389)       (568,093)      9,643,874      (5,527,535)     2,197,350      (5,157,479)
Net assets at the beginning of
  year or period                     94,101,042      22,204,991       7,574,771      41,255,223     22,615,507      45,930,770
                                  --------------  --------------  --------------  --------------  -------------   -------------

NET ASSETS AT THE END OF YEAR
  OR PERIOD                       $  89,435,653      21,636,898      17,218,645      35,727,688     24,812,857      40,773,291
                                  ==============  ==============  ==============  ==============  =============   =============

YEAR OR PERIOD ENDED
  DECEMBER 31, 2017
Operations
  Investment income (loss) -
    net                           $      62,744          (2,890)        221,900        (557,351)      (206,915)         91,803
  Net realized gains (losses)
    on investments                    2,500,550         572,956          (2,910)      1,491,537      1,143,776      (6,615,489)
  Net change in unrealized
    appreciation (depreciation)       6,608,150       2,956,697         119,937       9,170,485      1,946,025      17,723,840
                                  --------------  --------------  --------------  --------------  -------------   -------------
Net increase (decrease) in net
  assets resulting from
  operations                          9,171,444       3,526,763         338,927      10,104,671      2,882,886      11,200,154
                                  --------------  --------------  --------------  --------------  -------------   -------------

Contract transactions (notes 3
  and 6)
  Contract purchase payments          1,578,523       2,476,923       4,529,649      11,511,586        985,599       4,264,293
  Contract terminations,
    withdrawal payments and
    charges                         (12,860,340)     (2,500,705)     (1,196,576)    (10,287,509)    (2,626,660)    (11,935,758)
  Actuarial adjustments for
    mortality experience on
    annuities in payment period          22,816               2              52           7,288             62           3,305
  Annuity benefit payments              (93,915)         (2,624)         (1,920)        (31,963)        (4,394)        (18,358)
                                  --------------  --------------  --------------  --------------  -------------   -------------
Increase (decrease) in net
  assets from contract
  transactions                      (11,352,916)        (26,404)      3,331,205       1,199,402     (1,645,393)     (7,686,518)
                                  --------------  --------------  --------------  --------------  -------------   -------------
Increase (decrease) in net
  assets                             (2,181,472)      3,500,359       3,670,132      11,304,073      1,237,493       3,513,636
Net assets at the beginning of
  year or period                     89,435,653      21,636,898      17,218,645      35,727,688     24,812,857      40,773,291
                                  --------------  --------------  --------------  --------------  -------------   -------------
NET ASSETS AT THE END OF YEAR
  OR PERIOD                       $  87,254,181      25,137,257      20,888,777      47,031,761     26,050,350      44,286,927
                                  ==============  ==============  ==============  ==============  =============   =============

See accompanying notes to financial statements.

--------
*See note 1 for the full name of each segregated sub-account.

                            VARIABLE ANNUITY ACCOUNT

                      Statements of Changes in Net Assets

               Years or Periods Ended December 31, 2017 and 2016

                                                                    SEGREGATED SUB-ACCOUNTS*
                                  ---------------------------------------------------------------------------------------------
                                                      MFS VIT
                                      MFS VIT         MID CAP       MORGSTANLEY     MORNINGSTAR    MORNINGSTAR     MORNINGSTAR
                                   II INTL VALUE    GROWTH SER        VIF EMG       AGGR GROWTH      BALANCED      CONSERVATIVE
                                        SC              SC          MK EQ CL 2        ETF II          ETF II          ETF II
                                  --------------  --------------  --------------  --------------  -------------   -------------
YEAR OR PERIOD ENDED
  DECEMBER 31, 2016
Operations
  Investment income (loss) -
    net                           $     (11,731)        (20,422)       (240,948)        (10,898)       162,887           9,291
  Net realized gains (losses)
    on investments                      189,538         113,688        (118,328)        839,777      3,803,593         312,525
  Net change in unrealized
    appreciation (depreciation)         (63,733)        (58,970)      1,622,569         (95,874)        11,520          67,232
                                  --------------  --------------  --------------  --------------  -------------   -------------
Net increase (decrease) in net
  assets resulting from
  operations                            114,074          34,296       1,263,293         733,005      3,978,000         389,048
                                  --------------  --------------  --------------  --------------  -------------   -------------

Contract transactions (notes 3
  and 6)
  Contract purchase payments          7,125,271         334,595       2,674,894       2,021,433      2,772,153       2,145,352
  Contract terminations,
    withdrawal payments and
    charges                            (617,712)       (493,576)     (3,389,486)     (2,019,683)    (5,214,030)     (1,607,894)
  Actuarial adjustments for
    mortality experience on
    annuities in payment period            (648)             --            (279)             --         (9,503)             --
  Annuity benefit payments                 (195)             --          (1,470)             --        (22,317)             --
                                  --------------  --------------  --------------  --------------  -------------   -------------
Increase (decrease) in net
  assets from contract
  transactions                        6,506,716        (158,981)       (716,341)          1,750     (2,473,697)        537,458
                                  --------------  --------------  --------------  --------------  -------------   -------------
Increase (decrease) in net
  assets                              6,620,790        (124,685)        546,952         734,755      1,504,303         926,506
Net assets at the beginning of
  year or period                      4,333,292       1,345,365      22,587,299       7,062,789     59,036,007      13,536,028
                                  --------------  --------------  --------------  --------------  -------------   -------------
NET ASSETS AT THE END OF YEAR
  OR PERIOD                       $  10,954,082       1,220,680      23,134,251       7,797,544     60,540,310      14,462,534
                                  ==============  ==============  ==============  ==============  =============   =============

YEAR OR PERIOD ENDED
  DECEMBER 31, 2017
Operations
  Investment income (loss) -
    net                           $     (21,525)        (20,576)       (215,689)        (22,504)       110,278          38,685
  Net realized gains (losses)
    on investments                      241,527          84,130         646,142         706,097      4,880,941         (29,766)
  Net change in unrealized
    appreciation (depreciation)       2,761,462         216,685       7,267,570         670,232      1,800,824         623,259
                                  --------------  --------------  --------------  --------------  -------------   -------------
Net increase (decrease) in net
  assets resulting from
  operations                          2,981,464         280,239       7,698,023       1,353,825      6,792,043         632,178
                                  --------------  --------------  --------------  --------------  -------------   -------------

Contract transactions (notes 3
  and 6)
  Contract purchase payments          3,210,874         176,733       4,590,734         969,700      1,834,470       2,294,315
  Contract terminations,
    withdrawal payments and
    charges                          (1,847,427)       (493,371)     (6,889,036)     (1,195,034)    (7,462,779)     (3,241,878)
  Actuarial adjustments for
    mortality experience on
    annuities in payment period              71              --              75              --          1,466              --
  Annuity benefit payments               (2,725)             --          (4,214)             --        (23,491)             --
                                  --------------  --------------  --------------  --------------  -------------   -------------
Increase (decrease) in net
  assets from contract
  transactions                        1,360,793        (316,638)     (2,302,441)       (225,334)    (5,650,334)       (947,563)
                                  --------------  --------------  --------------  --------------  -------------   -------------
Increase (decrease) in net
  assets                              4,342,257         (36,399)      5,395,582       1,128,491      1,141,709        (315,385)
Net assets at the beginning of
  year or period                     10,954,082       1,220,680      23,134,251       7,797,544     60,540,310      14,462,534
                                  --------------  --------------  --------------  --------------  -------------   -------------
NET ASSETS AT THE END OF YEAR
  OR PERIOD                       $  15,296,339       1,184,281      28,529,833       8,926,035     61,682,019      14,147,149
                                  ==============  ==============  ==============  ==============  =============   =============

See accompanying notes to financial statements.

--------
*See note 1 for the full name of each segregated sub-account.

                            VARIABLE ANNUITY ACCOUNT

                      Statements of Changes in Net Assets

               Years or Periods Ended December 31, 2017 and 2016

                                                                    SEGREGATED SUB-ACCOUNTS*
                                  ---------------------------------------------------------------------------------------------
                                    MORNINGSTAR     MORNINGSTAR      NEUBERGER      OPPENHEIMER    OPPENHEIMER      PIMCO VIT
                                    GROWTH ETF     INC & GROWTH     BERMAN SOC       INTL GROW      MS SM CAP      GLB DIV ALL
                                        II            ETF II         RESP S CL         VA SS          VA SS           ADV CL
                                  --------------  --------------  --------------  --------------  -------------   -------------
YEAR OR PERIOD ENDED
  DECEMBER 31, 2016
Operations
  Investment income (loss) -
    net                           $     (14,354)         55,139         (25,417)       (237,465)       (42,881)        264,798
  Net realized gains (losses)
    on investments                    2,133,366       1,455,865         131,006         836,575          6,336        (368,963)
  Net change in unrealized
    appreciation (depreciation)        (273,584)       (183,100)        116,604      (2,078,671)       542,419       5,823,911
                                  --------------  --------------  --------------  --------------  -------------   -------------
Net increase (decrease) in net
  assets resulting from
  operations                          1,845,428       1,327,904         222,193      (1,479,561)       505,874       5,719,746
                                  --------------  --------------  --------------  --------------  -------------   -------------

Contract transactions (notes 3
  and 6)
  Contract purchase payments          1,418,266       1,132,531       1,101,904       3,446,761      1,102,562      23,352,670
  Contract terminations,
    withdrawal payments and
    charges                          (2,639,139)     (2,748,873)       (269,246)     (2,650,982)      (611,081)     (4,470,898)
  Actuarial adjustments for
    mortality experience on
    annuities in payment period              --              --            (257)           (335)            --              --
  Annuity benefit payments                   --              --             (78)         (2,408)            --              --
                                  --------------  --------------  --------------  --------------  -------------   -------------
Increase (decrease) in net
  assets from contract
  transactions                       (1,220,873)     (1,616,342)        832,323         793,036        491,481      18,881,772
                                  --------------  --------------  --------------  --------------  -------------   -------------
Increase (decrease) in net
  assets                                624,555        (288,438)      1,054,516        (686,525)       997,355      24,601,518
Net assets at the beginning of
  year or period                     23,367,932      28,351,506       2,188,683      36,036,841      2,816,556      76,801,335
                                  --------------  --------------  --------------  --------------  -------------   -------------
NET ASSETS AT THE END OF YEAR
  OR PERIOD                       $  23,992,487      28,063,068       3,243,199      35,350,316      3,813,911     101,402,853
                                  ==============  ==============  ==============  ==============  =============   =============

YEAR OR PERIOD ENDED
  DECEMBER 31, 2017
Operations
  Investment income (loss) -
    net                           $     (29,369)         69,700         (42,629)       (130,694)       (37,314)      1,930,811
  Net realized gains (losses)
    on investments                    2,738,994       1,423,249         208,262         374,041        129,054         (71,305)
  Net change in unrealized
    appreciation (depreciation)         809,100         747,859         373,504       8,238,750        320,404      14,941,761
                                  --------------  --------------  --------------  --------------  -------------   -------------
Net increase (decrease) in net
  assets resulting from
  operations                          3,518,725       2,240,808         539,137       8,482,097        412,144      16,801,267
                                  --------------  --------------  --------------  --------------  -------------   -------------

Contract transactions (notes 3
  and 6)
  Contract purchase payments          2,134,273         846,485         573,146       1,417,318        575,706      23,931,455
  Contract terminations,
    withdrawal payments and
    charges                          (4,084,435)     (3,532,404)       (696,144)     (4,983,867)      (997,261)     (1,847,215)
  Actuarial adjustments for
    mortality experience on
    annuities in payment period              31              --              28             191             --              --
  Annuity benefit payments               (2,379)             --          (1,041)         (6,691)            --              --
                                  --------------  --------------  --------------  --------------  -------------   -------------
Increase (decrease) in net
  assets from contract
  transactions                       (1,952,510)     (2,685,919)       (124,011)     (3,573,049)      (421,555)     22,084,240
                                  --------------  --------------  --------------  --------------  -------------   -------------
Increase (decrease) in net
  assets                              1,566,215        (445,111)        415,126       4,909,048         (9,411)     38,885,507
Net assets at the beginning of
  year or period                     23,992,487      28,063,068       3,243,199      35,350,316      3,813,911     101,402,853
                                  --------------  --------------  --------------  --------------  -------------   -------------
NET ASSETS AT THE END OF YEAR
  OR PERIOD                       $  25,558,702      27,617,957       3,658,325      40,259,364      3,804,500     140,288,360
                                  ==============  ==============  ==============  ==============  =============   =============

See accompanying notes to financial statements.

--------
*See note 1 for the full name of each segregated sub-account.

                            VARIABLE ANNUITY ACCOUNT

                      Statements of Changes in Net Assets

               Years or Periods Ended December 31, 2017 and 2016

                                                                    SEGREGATED SUB-ACCOUNTS*
                                  ---------------------------------------------------------------------------------------------
                                     PIMCO VIT       PIMCO VIT       PUTNAM VT      PUTNAM VT       PUTNAM VT       PUTNAM VT
                                   LOW DUR PORT    TOTAL RETURN    EQUITY INCOME    GROWTH AND      GROWTH OPP       INTER
                                      ADV CL          ADV CL          CL IB        INC CL IB (a)    CL IB (b)       EQ CL IB
                                  --------------  --------------  --------------  --------------  -------------   -------------
YEAR OR PERIOD ENDED
  DECEMBER 31, 2016
Operations
  Investment income (loss) -
    net                           $     (52,539)        836,508          20,075          12,883        (11,619)         57,530
  Net realized gains (losses)
    on investments                     (116,505)       (792,196)        247,256         285,347       (216,336)        142,778
  Net change in unrealized
    appreciation (depreciation)          52,219       1,808,673         330,395         878,437       (268,872)       (328,853)
                                  --------------  --------------  --------------  --------------  -------------   -------------
Net increase (decrease) in net
  assets resulting from
  operations                           (116,825)      1,852,985         597,726       1,176,667       (496,827)       (128,545)
                                  --------------  --------------  --------------  --------------  -------------   -------------

Contract transactions (notes 3
  and 6)
  Contract purchase payments          4,798,546       8,096,063         668,193       1,977,598      7,688,976         464,921
  Contract terminations,
    withdrawal payments and
    charges                          (6,265,422)    (18,300,985)       (741,708)     (4,973,849)    (3,431,454)       (527,668)
  Actuarial adjustments for
    mortality experience on
    annuities in payment period            (605)           (431)            (46)           (883)           276            (528)
  Annuity benefit payments               (7,843)        (11,442)         (2,402)         (3,111)          (406)         (4,509)
                                  --------------  --------------  --------------  --------------  -------------   -------------
Increase (decrease) in net
  assets from contract
  transactions                       (1,475,324)    (10,216,795)        (75,963)     (3,000,245)     4,257,392         (67,784)
                                  --------------  --------------  --------------  --------------  -------------   -------------
Increase (decrease) in net
  assets                             (1,592,149)     (8,363,810)        521,763      (1,823,578)     3,760,565        (196,329)
Net assets at the beginning of
  year or period                     63,470,761     166,770,221       4,834,224       8,196,579             --       3,508,668
                                  --------------  --------------  --------------  --------------  -------------   -------------
NET ASSETS AT THE END OF YEAR
  OR PERIOD                       $  61,878,612     158,406,411       5,355,987       6,373,001      3,760,565       3,312,339
                                  ==============  ==============  ==============  ==============  =============   =============

YEAR OR PERIOD ENDED
  DECEMBER 31, 2017
Operations
  Investment income (loss) -
    net                           $    (144,783)        765,214         (72,104)        105,682        (71,508)         26,922
  Net realized gains (losses)
    on investments                     (130,525)       (319,820)        436,367         905,562        165,117         200,178
  Net change in unrealized
    appreciation (depreciation)         131,197       4,879,988       1,374,528        (546,988)     1,149,302         532,511
                                  --------------  --------------  --------------  --------------  -------------   -------------
Net increase (decrease) in net
  assets resulting from
  operations                           (144,111)      5,325,382       1,738,791         464,256      1,242,911         759,611
                                  --------------  --------------  --------------  --------------  -------------   -------------

Contract transactions (notes 3
  and 6)
  Contract purchase payments          7,431,800      13,496,760       9,462,611       1,614,746      4,133,549         123,764
  Contract terminations,
    withdrawal payments and
    charges                          (5,613,314)     (7,623,332)     (1,007,921)     (8,450,078)    (2,313,235)       (957,608)
  Actuarial adjustments for
    mortality experience on
    annuities in payment period             117             240             202              85              1             265
  Annuity benefit payments              (10,851)        (14,034)         (5,607)         (2,010)          (495)         (3,800)
                                  --------------  --------------  --------------  --------------  -------------   -------------
Increase (decrease) in net
  assets from contract
  transactions                        1,807,752       5,859,634       8,449,285      (6,837,257)     1,819,820        (837,379)
                                  --------------  --------------  --------------  --------------  -------------   -------------
Increase (decrease) in net
  assets                              1,663,641      11,185,016      10,188,076      (6,373,001)     3,062,731         (77,768)
Net assets at the beginning of
  year or period                     61,878,612     158,406,411       5,355,987       6,373,001      3,760,565       3,312,339
                                  --------------  --------------  --------------  --------------  -------------   -------------
NET ASSETS AT THE END OF YEAR
  OR PERIOD                       $  63,542,253     169,591,427      15,544,063              --      6,823,296       3,234,571
                                  ==============  ==============  ==============  ==============  =============   =============

See accompanying notes to financial statements.

--------
*See note 1 for the full name of each segregated sub-account.

                            VARIABLE ANNUITY ACCOUNT

                      Statements of Changes in Net Assets

               Years or Periods Ended December 31, 2017 and 2016

                                                                    SEGREGATED SUB-ACCOUNTS*
                                  ---------------------------------------------------------------------------------------------
                                     PUTNAM VT       PUTNAM VT                     SFT ADVANTUS    SFT ADVANTUS   SFT ADVANTUS
                                     MULTI-CAP        VOYAGER      SFT ADVANTUS       DYNAMIC       GOVT MONEY      INDEX 400
                                     GRO CL IB       CL IB (c)       BOND CL 2        MGD VOL         MARKET         MC CL 2
                                  --------------  --------------  --------------  --------------  -------------   -------------
YEAR OR PERIOD ENDED
   DECEMBER 31, 2016
Operations
  Investment income (loss) -
    net                           $     (44,374)        (20,425)     (2,730,312)     (3,309,954)      (488,611)       (862,385)
  Net realized gains (losses)
    on investments                      565,911         (26,132)      5,040,501       1,183,744             --       4,095,635
  Net change in unrealized
    appreciation (depreciation)        (175,456)        726,977       3,284,931      18,533,704         17,305       9,022,549
                                  --------------  --------------  --------------  --------------  -------------   -------------
Net increase (decrease) in net
  assets resulting from
  operations                            346,081         680,420       5,595,120      16,407,494       (471,306)     12,255,799
                                  --------------  --------------  --------------  --------------  -------------   -------------

Contract transactions (notes 3
  and 6)
  Contract purchase payments          1,034,682       1,280,989      12,880,593      62,054,116     17,297,849      13,986,339
  Contract terminations,
    withdrawal payments and
    charges                          (4,211,916)     (9,105,264)    (15,924,650)     (8,702,721)   (19,451,319)     (8,508,565)
  Actuarial adjustments for
    mortality experience on
    annuities in payment period              --              --          (3,535)             --       (193,750)          4,787
  Annuity benefit payments                   --              --        (131,860)             --        (14,789)        (62,022)
                                  --------------  --------------  --------------  --------------  -------------   -------------
Increase (decrease) in net
  assets from contract
  transactions                       (3,177,234)     (7,824,275)     (3,179,452)     53,351,395     (2,362,009)      5,420,539
                                  --------------  --------------  --------------  --------------  -------------   -------------
Increase (decrease) in net
  assets                             (2,831,153)     (7,143,855)      2,415,668      69,758,889     (2,833,315)     17,676,338
Net assets at the beginning of
  year or period                      3,963,044       7,143,855     193,255,265     203,486,820     36,958,618      67,076,129
                                  --------------  --------------  --------------  --------------  -------------   -------------

NET ASSETS AT THE END OF YEAR
  OR PERIOD                       $   1,131,891              --     195,670,933     273,245,709     34,125,303      84,752,467
                                  ==============  ==============  ==============  ==============  =============   =============

YEAR OR PERIOD ENDED
  DECEMBER 31, 2017
Operations
  Investment income (loss) -
    net                           $     (11,854)             --      (2,772,362)     (4,575,350)      (354,973)       (990,127)
  Net realized gains (losses)
    on investments                      269,051              --       4,730,406       1,959,037             --      10,850,757
  Net change in unrealized
    appreciation (depreciation)          94,663              --       4,464,981      50,655,759             --       1,072,148
                                  --------------  --------------  --------------  --------------  -------------   -------------
Net increase (decrease) in net
  assets resulting from
  operations                            351,860              --       6,423,025      48,039,446       (354,973)     10,932,778
                                  --------------  --------------  --------------  --------------  -------------   -------------

Contract transactions (notes 3
  and 6)
  Contract purchase payments          1,598,250              --      12,895,384      44,951,039     11,193,373       5,798,752
  Contract terminations,
    withdrawal payments and
    charges                          (1,020,344)             --     (13,833,057)     (6,601,987)   (18,847,526)    (18,672,004)
  Actuarial adjustments for
    mortality experience on
    annuities in payment period              --              --           9,294              --            570           3,000
  Annuity benefit payments                   --              --        (125,039)             --        (14,331)        (51,649)
                                  --------------  --------------  --------------  --------------  -------------   -------------
Increase (decrease) in net
  assets from contract
  transactions                          577,906              --      (1,053,418)     38,349,052     (7,667,914)    (12,921,901)
                                  --------------  --------------  --------------  --------------  -------------   -------------
Increase (decrease) in net
  assets                                929,766              --       5,369,607      86,388,498     (8,022,887)     (1,989,123)
Net assets at the beginning of
  year or period                      1,131,891              --     195,670,933     273,245,709     34,125,303      84,752,467
                                  --------------  --------------  --------------  --------------  -------------   -------------

NET ASSETS AT THE END OF YEAR
  OR PERIOD                       $   2,061,657              --     201,040,540     359,634,207     26,102,416      82,763,344
                                  ==============  ==============  ==============  ==============  =============   =============

See accompanying notes to financial statements.

--------
*See note 1 for the full name of each segregated sub-account.

                            VARIABLE ANNUITY ACCOUNT

                      Statements of Changes in Net Assets

               Years or Periods Ended December 31, 2017 and 2016

                                                                    SEGREGATED SUB-ACCOUNTS*
                                  ---------------------------------------------------------------------------------------------
                                                                   SFT ADVANTUS    SFT ADVANTUS   SFT ADVANTUS
                                   SFT ADVANTUS    SFT ADVANTUS      MGD VOL         MORTGAGE      REAL ESTATE       SFT IVY
                                  INDEX 500 CL 2  INTL BOND CL 2     EQUITY            CL 2           CL 2           GROWTH
                                  --------------  --------------  --------------  --------------  -------------   -------------
YEAR OR PERIOD ENDED
  DECEMBER 31, 2016
Operations
  Investment income (loss) -
    net                           $  (1,857,155)     (1,118,292)     (1,271,417)       (838,641)    (1,085,864)     (2,582,832)
  Net realized gains (losses)
    on investments                   11,820,420       2,540,848          15,333       1,583,804      6,058,540       4,434,020
  Net change in unrealized
    appreciation (depreciation)       8,018,285         (42,912)      1,049,280        (789,191)    (2,651,198)     (2,975,510)
                                  --------------  --------------  --------------  --------------  -------------   -------------
Net increase (decrease) in net
  assets resulting from
  operations                         17,981,550       1,379,644        (206,804)        (44,028)     2,321,478      (1,124,322)
                                  --------------  --------------  --------------  --------------  -------------   -------------

Contract transactions (notes 3
  and 6)
  Contract purchase payments         18,512,945       4,346,018     172,392,042       6,572,152      6,904,375       3,883,133
  Contract terminations,
    withdrawal payments and
    charges                         (13,879,295)     (7,445,332)       (645,791)     (6,596,749)   (10,591,778)    (25,953,783)
  Actuarial adjustments for
    mortality experience on
    annuities in payment period         146,204           4,588              --          (3,474)         7,534        (211,293)
  Annuity benefit payments           (5,083,271)        (32,468)             --         (61,135)       (59,136)       (216,589)
                                  --------------  --------------  --------------  --------------  -------------   -------------
Increase (decrease) in net
  assets from contract
  transactions                         (303,417)     (3,127,194)    171,746,251         (89,206)    (3,739,005)    (22,498,532)
                                  --------------  --------------  --------------  --------------  -------------   -------------
Increase (decrease) in net
  assets                             17,678,133      (1,747,550)    171,539,447        (133,234)    (1,417,527)    (23,622,854)
Net assets at the beginning of
  year or period                    175,837,831      85,334,680       5,362,137      59,041,770     78,465,052     209,421,578
                                  --------------  --------------  --------------  --------------  -------------   -------------
NET ASSETS AT THE END OF YEAR
  OR PERIOD                       $ 193,515,964      83,587,130     176,901,584      58,908,536     77,047,525     185,798,724
                                  ==============  ==============  ==============  ==============  =============   =============

YEAR OR PERIOD ENDED
  DECEMBER 31, 2017
Operations
  Investment income (loss) -
    net                           $  (2,153,594)     (1,127,398)     (3,051,000)       (801,174)    (1,063,087)     (2,617,919)
  Net realized gains (losses)
    on investments                   12,905,588       2,455,918         538,490       1,542,105      4,661,455       9,754,596
  Net change in unrealized
    appreciation (depreciation)      27,170,090      (1,478,350)     31,759,911        (404,275)      (623,384)     41,009,171
                                  --------------  --------------  --------------  --------------  -------------   -------------
Net increase (decrease) in net
  assets resulting from
  operations                         37,922,084        (149,830)     29,247,401         336,656      2,974,984      48,145,848
                                  --------------  --------------  --------------  --------------  -------------   -------------

Contract transactions (notes 3
  and 6)
  Contract purchase payments         14,648,028       4,252,824      54,480,158       3,230,416      4,109,168       2,357,272
  Contract terminations,
    withdrawal payments and
    charges                         (14,421,717)     (6,501,822)     (4,478,880)     (6,320,263)    (7,994,092)    (31,156,514)
  Actuarial adjustments for
    mortality experience on
    annuities in payment period           8,939           5,591              --          (3,330)          (332)         40,634
  Annuity benefit payments           (5,465,542)        (31,500)             --         (55,808)       (48,874)       (214,308)
                                  --------------  --------------  --------------  --------------  -------------   -------------
Increase (decrease) in net
  assets from contract
  transactions                       (5,230,292)     (2,274,907)     50,001,278      (3,148,985)    (3,934,130)    (28,972,916)
                                  --------------  --------------  --------------  --------------  -------------   -------------
Increase (decrease) in net
  assets                             32,691,792      (2,424,737)     79,248,679      (2,812,329)      (959,146)     19,172,932
Net assets at the beginning of
  year or period                    193,515,964      83,587,130     176,901,584      58,908,536     77,047,525     185,798,724
                                  --------------  --------------  --------------  --------------  -------------   -------------
NET ASSETS AT THE END OF YEAR
  OR PERIOD                       $ 226,207,756      81,162,393     256,150,263      56,096,207     76,088,379     204,971,656
                                  ==============  ==============  ==============  ==============  =============   =============

See accompanying notes to financial statements.

--------
*See note 1 for the full name of each segregated sub-account.

                            VARIABLE ANNUITY ACCOUNT

                      Statements of Changes in Net Assets

               Years or Periods Ended December 31, 2017 and 2016

                                                                    SEGREGATED SUB-ACCOUNTS*
                                  ---------------------------------------------------------------------------------------------
                                                                       SFT
                                                                    WELLINGTON       TOPS MGD                        TOPS MGD
                                   SFT IVY SMALL    SFT T. ROWE     CORE EQUITY      RISK BAL       TOPS MGD       RISK GROWTH
                                    CAP GROWTH      PRICE VALUE        CL 2          ETF CL 2     RISK FLEX ETF      ETF CL 2
                                  --------------  --------------  --------------  --------------  -------------   -------------
YEAR OR PERIOD ENDED
  DECEMBER 31, 2016
Operations
  Investment income (loss) -
    net                           $    (576,368)     (1,766,123)       (727,197)        (34,413)      (526,293)        118,182
  Net realized gains (losses)
    on investments                      887,617       1,262,233       1,614,462          23,341        (54,930)       (384,597)
  Net change in unrealized
    appreciation (depreciation)       7,934,827      11,222,526       1,038,005       1,052,697      3,608,630       3,512,847
                                  --------------  --------------  --------------  --------------  -------------   -------------
Net increase (decrease) in net
  assets resulting from
  operations                          8,246,076      10,718,636       1,925,270       1,041,625      3,027,407       3,246,432
                                  --------------  --------------  --------------  --------------  -------------   -------------

Contract transactions (notes 3
  and 6)
  Contract purchase payments          2,844,158       2,189,867       1,231,337       3,822,585     26,583,875       2,976,344
  Contract terminations,
    withdrawal payments and
    charges                          (6,733,817)    (14,532,057)    (12,426,476)     (2,254,966)    (2,498,163)    (15,509,513)
  Actuarial adjustments for
    mortality experience on
    annuities in payment period         (95,287)           (239)          3,806              --             --              --
  Annuity benefit payments              (79,220)        (39,954)        (31,675)             --             --              --
                                  --------------  --------------  --------------  --------------  -------------   -------------
Increase (decrease) in net
  assets from contract
  transactions                       (4,064,166)    (12,382,383)    (11,223,008)      1,567,619     24,085,712     (12,533,169)
                                  --------------  --------------  --------------  --------------  -------------   -------------
Increase (decrease) in net
  assets                              4,181,910      (1,663,747)     (9,297,738)      2,609,244     27,113,119      (9,286,737)
Net assets at the beginning of
  year or period                     44,780,293     127,868,449      60,807,646      20,969,313     67,186,225      89,469,644
                                  --------------  --------------  --------------  --------------  -------------   -------------

NET ASSETS AT THE END OF YEAR
  OR PERIOD                       $  48,962,203     126,204,702      51,509,908      23,578,557     94,299,344      80,182,907
                                  ==============  ==============  ==============  ==============  =============   =============

YEAR OR PERIOD ENDED
  DECEMBER 31, 2017
Operations
  Investment income (loss) -
    net                           $    (648,379)     (1,842,668)       (664,205)          6,557       (390,618)         65,507
  Net realized gains (losses)
    on investments                    2,299,989       4,196,583       2,066,957         266,716        247,209         772,559
  Net change in unrealized
    appreciation (depreciation)       9,192,218      17,803,582       7,894,305       1,682,655      9,940,053      11,413,652
                                  --------------  --------------  --------------  --------------  -------------   -------------
Net increase (decrease) in net
  assets resulting from
  operations                         10,843,828      20,157,497       9,297,057       1,955,928      9,796,644      12,251,718
                                  --------------  --------------  --------------  --------------  -------------   -------------

Contract transactions (notes 3
  and 6)
  Contract purchase payments          2,604,704         923,604         428,382       1,113,547     22,341,576       2,962,467
  Contract terminations,
    withdrawal payments and
    charges                          (7,685,346)    (17,184,971)     (8,555,823)     (4,412,553)    (4,118,097)     (8,760,630)
  Actuarial adjustments for
    mortality experience on
    annuities in payment period          23,536           1,381           5,336              --             --              --
  Annuity benefit payments              (89,444)        (38,146)        (31,761)             --             --              --
                                  --------------  --------------  --------------  --------------  -------------   -------------
Increase (decrease) in net
  assets from contract
  transactions                       (5,146,550)    (16,298,132)     (8,153,866)     (3,299,006)    18,223,479      (5,798,163)
                                  --------------  --------------  --------------  --------------  -------------   -------------
Increase (decrease) in net
  assets                              5,697,278       3,859,365       1,143,191      (1,343,078)    28,020,123       6,453,555
Net assets at the beginning of
  year or period                     48,962,203     126,204,702      51,509,908      23,578,557     94,299,344      80,182,907
                                  --------------  --------------  --------------  --------------  -------------   -------------

NET ASSETS AT THE END OF YEAR
  OR PERIOD                       $  54,659,481     130,064,067      52,653,099      22,235,479    122,319,467      86,636,462
                                  ==============  ==============  ==============  ==============  =============   =============

See accompanying notes to financial statements.

--------
*See note 1 for the full name of each segregated sub-account.

                            VARIABLE ANNUITY ACCOUNT

                      Statements of Changes in Net Assets

               Years or Periods Ended December 31, 2017 and 2016

                                                                                             SEGREGATED SUB-ACCOUNTS*
                                                                                     ------------------------------------------
                                                                                        TOPS MGD RISK
                                                                                       MOD GRO ETF CL 2           TOTALS
                                                                                     --------------------  --------------------
YEAR OR PERIOD ENDED DECEMBER 31, 2016
Operations
  Investment income (loss) - net                                                     $             8,272           (23,628,228)
  Net realized gains (losses) on investments                                                    (114,068)          216,913,634
  Net change in unrealized appreciation (depreciation) of investments                          1,335,495            26,219,507
                                                                                     --------------------  --------------------
Net increase (decrease) in net assets resulting from operations                                1,229,699           219,504,913
                                                                                     --------------------  --------------------

Contract transactions (notes 3 and 6)
  Contract purchase payments                                                                   1,450,938           809,330,082
  Contract terminations, withdrawal payments and charges                                      (5,970,485)         (619,953,727)
  Actuarial adjustments for mortality experience on annuities in payment period                       --            (1,124,379)
  Annuity benefit payments                                                                            --            (6,954,792)
                                                                                     --------------------  --------------------
Increase (decrease) in net assets from contract transactions                                  (4,519,547)          181,297,184
                                                                                     --------------------  --------------------
Increase (decrease) in net assets                                                             (3,289,848)          400,802,097
Net assets at the beginning of year or period                                                 28,410,320         5,218,234,217
                                                                                     --------------------  --------------------
NET ASSETS AT THE END OF YEAR OR PERIOD                                              $        25,120,472         5,619,036,314
                                                                                     ====================  ====================

YEAR OR PERIOD ENDED DECEMBER 31, 2017
Operations
  Investment income (loss) - net                                                     $            46,254           (31,994,048)
  Net realized gains (losses) on investments                                                     169,660           206,784,901
  Net change in unrealized appreciation (depreciation)                                         2,823,538           577,250,081
                                                                                     --------------------  --------------------
Net increase (decrease) in net assets resulting from operations                                3,039,452           752,040,934
                                                                                     --------------------  --------------------

Contract transactions (notes 3 and 6)
  Contract purchase payments                                                                   1,530,393           521,179,828
  Contract terminations, withdrawal payments and charges                                      (2,360,167)         (683,973,993)
  Actuarial adjustments for mortality experience on annuities in payment period                       --               186,221
  Annuity benefit payments                                                                            --            (7,366,032)
                                                                                     --------------------  --------------------
Increase (decrease) in net assets from contract transactions                                    (829,774)         (169,973,976)
                                                                                     --------------------  --------------------
Increase (decrease) in net assets                                                              2,209,678           582,066,958
Net assets at the beginning of year or period                                                 25,120,472         5,619,036,314
                                                                                     --------------------  --------------------
NET ASSETS AT THE END OF YEAR OR PERIOD                                              $        27,330,150         6,201,103,272
                                                                                     ====================  ====================

See accompanying notes to financial statements.

--------
(a) For the year ended December 31, 2016 and for the period from January 1, 2017 through May 15, 2017.
(b) For the period from November 21, 2016 through December 31, 2016 and the year ended December 31, 2017.
(c) For the period from January 1, 2016 through November 21, 2016.

                            VARIABLE ANNUITY ACCOUNT

                         Notes to Financial Statements

                               December 31, 2017

(1) ORGANIZATION AND BASIS OF PRESENTATION

    The Variable Annuity Account (the Account) was established on September 10, 1984 as a segregated asset account of Minnesota Life Insurance Company (Minnesota Life) under Minnesota law and is registered as a unit investment trust under the Investment Company Act of 1940 (as amended). The Account currently offers nineteen types of contracts consisting of ninety-five segregated sub-accounts to which contract owners may allocate their purchase payments. The financial statements presented herein include MultiOption Flex, MultiOption Single, and MultiOption Select (each of which has the same mortality and expense charges and unit value); MultiOption Classic and MultiOption Achiever (each of which has the same mortality and expense charges, administrative charges, and unit value); MegAnnuity; UMOA; MultiOption Advisor B, C, and L Class; Adjustable Income Annuity; MultiOption Legend; MultiOption Extra; MultiOption Guide B and L Series; MultiOption Advantage; Waddell & Reed Retirement Builder; and Waddell & Reed Retirement Builder II B and L Series. The Account's mortality and expense risk charge and administrative charge vary based on the contract and optional benefits that are issued. The differentiating features of the contracts are described in notes 2 and 3 below.

    The assets of each segregated sub-account are held for the exclusive benefit of the variable annuity contract owners and are not chargeable with liabilities arising out of the business conducted by any other account or by Minnesota Life. Contract owners allocate their variable annuity purchase payments to one or more of the ninety-five segregated sub-accounts. Such payments are then invested in shares of the following portfolios available under the policy (collectively, the Sub-accounts):

      - AB VPS Dynamic Asset Allocation Portfolio - Class B Shares (AB VPS DynAsstAll Cl B)
      - AB VPS International Value Portfolio - Class B Shares (AB VPS Intl Value Cl B)
       - American Century Investments II VP Inflation Protection Fund - Class II Shares (Am Century VP Infl Pro Cl II)
      - American Century Investments VP Income & Growth Fund - Class II Shares (Am Century VP Inc & Gro Cl II)
      -   American Funds IS(R) Global Bond Fund - Class 2 Shares (Amer Funds
          IS Glbl Bond Cl 2)
      - American Funds IS(R) Global Growth Fund - Class 2 Shares (Amer Funds IS Glbl Growth Cl 2)
      - American Funds IS(R) Global Small Capitalization Fund - Class 2 Shares (Amer Funds IS Glbl Sm Cp Cl 2)
      - American Funds IS(R) Growth Fund - Class 2 Shares (Amer Funds IS Growth Cl 2)
      - American Funds IS(R) Growth-Income Fund - Class 2 Shares (Amer Funds IS Growth-Inc Cl 2)
      - American Funds IS(R) International Fund - Class 2 Shares (Amer Funds IS Intl Cl 2)
      - American Funds IS(R) New World Fund(R) - Class 2 Shares (Amer Funds IS New World Cl 2)
      - American Funds IS(R) U.S. Government/AAA-Rated Securities Fund - Class 2 Shares (Amer Funds IS US Govt/AAA Cl 2)
      - Fidelity(R) VIP Equity-Income Portfolio - Service Class 2 (Fidelity VIP Equity-Income SC2)
      -   Fidelity(R) VIP Mid Cap Portfolio - Service Class 2 (Fidelity VIP
          Mid Cap SC2)
      - Franklin Templeton VIP Trust Franklin Mutual Shares VIP Fund Class 2 (Franklin Mutual Shs VIP Cl 2)
      - Franklin Templeton VIP Trust Franklin Small Cap Value VIP Fund Class 2 (Franklin Small Cp Val VIP Cl 2)
      - Franklin Templeton VIP Trust Franklin Small-Mid Cap Growth VIP Fund Class 2 (Franklin Sm-Md Cp Gr VIP Cl 2)
      - Franklin Templeton VIP Trust Templeton Developing Markets VIP Fund Class 2 (Franklin Dev Mkts VIP Cl 2)
      - Goldman Sachs VIT High Quality Floating Rate Fund - Service Shares (Goldman Sachs VI HQ Flt Rt SS)
      - Goldman Sachs VIT Global Trends Allocation Fund - Service Shares (Goldman Sachs VIT Gbl Trnds SS)
      - Invesco V.I. American Value Fund - Series II Shares (Invesco VI Amer Value Sr II)
      -   Invesco V.I. Comstock Fund - Series II Shares (Invesco VI Comstock
          Sr II)
      - Invesco V.I. Equity and Income Fund - Series II Shares (Invesco VI Equity & Inc Sr II)
      - Invesco V.I. Growth and Income Fund - Series II Shares (Invesco VI Growth & Inc Sr II)
      - Invesco V.I. Small Cap Equity Fund - Series II Shares (Invesco VI Sm Cap Eqty Sr II)
      - Ivy VIP - Advantus Real Estate Securities Class II (Ivy VIP Adv RE Sec Cl II)
      -   Ivy VIP - Asset Strategy Class II (Ivy VIP Asset Strategy Cl II)
      -   Ivy VIP - Balanced Class II (Ivy VIP Balanced Cl II)

                            VARIABLE ANNUITY ACCOUNT

                         Notes to Financial Statements

                               December 31, 2017

      -   Ivy VIP - Bond Class II (Ivy VIP Bond Cl II)
      -   Ivy VIP - Core Equity Class II (Ivy VIP Core Equity Cl II)
      -   Ivy VIP - Dividend Opportunities Class II (Ivy VIP Dividend Opp Cl
          II)
      -   Ivy VIP - Energy Class II (Ivy VIP Energy Cl II)
      -   Ivy VIP - Global Bond Class II (Ivy VIP Global Bond Cl II)
      -   Ivy VIP - Global Growth Class II (Ivy VIP Global Growth Cl II)
      - Ivy VIP - Government Money Market Class II (Ivy VIP Govt Money Market Cl II)
      -   Ivy VIP - Growth Class II (Ivy VIP Growth Cl II)
      -   Ivy VIP - High Income Class II (Ivy VIP High Income Cl II)
      - Ivy VIP - International Core Equity Class II (Ivy VIP Intl Core Equity Cl II)
      -   Ivy VIP - Limited-Term Bond Class II (Ivy VIP Limited-Term Bond Cl
          II)
      -   Ivy VIP - Micro Cap Growth Class II (Ivy VIP Micro Cap Growth Cl II)
      -   Ivy VIP - Mid Cap Growth Class II (Ivy VIP Mid Cap Growth Cl II)
      -   Ivy VIP - Natural Resources Class II (Ivy VIP Natural Res Cl II)
      - Ivy VIP - Pathfinder Aggressive Class II (Ivy VIP Pathfinder Aggressive Cl II)
      - Ivy VIP - Pathfinder Conservative Class II (Ivy VIP Pathfinder Conserv Cl II)
      - Ivy VIP - Pathfinder Moderate - Managed Volatility Class II (Ivy VIP Path Mod MVF Cl II)
      -   Ivy VIP - Pathfinder Moderate Class II (Ivy VIP Pathfinder Moderate
          Cl II)
      - Ivy VIP - Pathfinder Moderately Aggressive - Managed Volatility Class II (Ivy VIP Path Mod Agg MVF Cl II)
      - Ivy VIP - Pathfinder Moderately Aggressive Class II (Ivy VIP Pathfinder Mod Aggr Cl II)
      - Ivy VIP - Pathfinder Moderately Conservative - Managed Volatility Class II (Ivy VIP Path Mod Con MVF Cl II)
      - Ivy VIP - Pathfinder Moderately Conservative Class II (Ivy VIP Pathfinder Mod Cons Cl II)
      -   Ivy VIP - Science and Technology Class II (Ivy VIP Science & Tech Cl
          II)
      -   Ivy VIP - Small Cap Core Class II (Ivy Small Cap Core Cl II)
      -   Ivy VIP - Small Cap Growth Class II (Ivy VIP Small Cap Growth Cl II)
      -   Ivy VIP - Value Class II (Ivy VIP Value Cl II)
      - Janus Aspen Series - Janus Henderson Balanced Portfolio - Service Shares (Janus Henderson Balanced SS)
      - Janus Aspen Series - Janus Henderson Flexible Bond - Service Shares (Janus Henderson Flexible Bond SS)
      - Janus Aspen Series - Janus Henderson Forty Portfolio - Service Shares (Janus Henderson Forty SS)
      - Janus Aspen Series -Janus Henderson Mid Cap Value Portfolio - Service Shares (Janus Henderson Mid Cp Val SS)
      - Janus Aspen Series - Janus Henderson Overseas Portfolio - Service Shares (Janus Henderson Overseas SS)
      - Legg Mason Partners Variable Equity Trust - ClearBridge Variable Small Cap Growth Portfolio - Class II Shares (ClearBridge Var Sm Gro Cl II)
      - MFS(R) VIT - Mid Cap Growth Series - Service Class (MFS VIT Mid Cap Growth Ser SC)
      - MFS(R) VIT II - International Value Portfolio - Service Class (MFS VIT II Intl Value SC)
      - Morgan Stanley Variable Insurance Fund, Inc. -- Morgan Stanley VIF Emerging Markets Equity Portfolio -- Class II Shares (MorgStanley VIF Emg Mk Eq Cl 2)
      - Morningstar Aggressive Growth ETF Asset Allocation Portfolio - Class II Shares (Morningstar Aggr Growth ETF II)
      - Morningstar Balanced ETF Asset Allocation Portfolio - Class II Shares (Morningstar Balanced ETF II)
      - Morningstar Conservative ETF Asset Allocation Portfolio - Class II Shares (Morningstar Conservative ETF II)
      - Morningstar Growth ETF Asset Allocation Portfolio - Class II Shares (Morningstar Growth ETF II)
      - Morningstar Income and Growth Asset Allocation Portfolio - Class II Shares (Morningstar Inc & Growth ETF II)
      - Neuberger Berman Advisers Management Trust Socially Responsive - S Class Shares (Neuberger Berman Soc Resp S Cl)
      - Northern Lights VT TOPS(R) Managed Risk Balanced ETF Portfolio -- Class 2 Shares (TOPS Mgd Risk Bal ETF Cl 2)
      - Northern Lights VT TOPS(R) Managed Risk Flex ETF Portfolio(TOPS Mgd Risk Flex ETF)
      - Northern Lights VT TOPS(R) Managed Risk Growth ETF Portfolio - Class 2 Shares (TOPS Mgd Risk Growth ETF Cl 2)
      - Northern Lights VT TOPS(R) Managed Risk Moderate Growth ETF Portfolio - Class 2 Shares (TOPS Mgd Risk Mod Gro ETF Cl 2)
      - Oppenheimer VA Funds - Oppenheimer International Growth Fund/VA Service Shares (Oppenheimer Intl Grow VA SS)
      - Oppenheimer VA Funds - Oppenheimer Main Street Small Cap Fund(R)/VA Service Shares (Oppenheimer MS Sm Cap VA SS)
      - PIMCO VIT - PIMCO Global Diversified Allocation Portfolio Advisor Class Shares (PIMCO VIT Glb Div All Adv Cl)
      - PIMCO VIT - PIMCO Low Duration Portfolio Advisor Class Shares (PIMCO VIT Low Dur Port Adv Cl)

                            VARIABLE ANNUITY ACCOUNT

                         Notes to Financial Statements

                               December 31, 2017

      - PIMCO VIT - PIMCO Total Return Portfolio Advisor Class Shares (PIMCO VIT Total Return Adv Cl)
      - Putnam VT Equity Income Fund - Class IB Shares (Putnam VT Equity Income Cl IB)
      - Putnam VT Growth Opportunities Fund -- Class IB Shares (Putnam VT Growth Opp Cl IB)
      - Putnam VT International Equity Fund - Class IB Shares (Putnam VT Inter Eq Cl IB)
      - Putnam VT Multi-Cap Growth Fund - Class IB Shares (Putnam VT Multi-Cap Gro Cl IB)
      - Securian Funds Trust - SFT Advantus Bond Fund - Class 2 Shares (SFT Advantus Bond Cl 2)
      - Securian Funds Trust - SFT Advantus Dynamic Managed Volatility Fund (SFT Advantus Dynamic Mgd Vol)
      - Securian Funds Trust - SFT Advantus Government Money Market Fund (SFT Advantus Govt Money Market)
      - Securian Funds Trust - SFT Advantus Index 400 Mid-Cap Fund - Class 2 Shares (SFT Advantus Index 400 MC Cl 2)
      - Securian Funds Trust - SFT Advantus Index 500 Fund - Class 2 Shares (SFT Advantus Index 500 Cl 2)
      - Securian Funds Trust - SFT Advantus International Bond Fund - Class 2 Shares (SFT Advantus Intl Bond Cl 2)
      - Securian Funds Trust - SFT Advantus Managed Volatility Equity Fund (SFT Advantus Mgd Vol Equity)
      - Securian Funds Trust - SFT Advantus Mortgage Securities Fund - Class 2 Shares (SFT Advantus Mortgage Cl 2)
      - Securian Funds Trust - SFT Advantus Real Estate Securities Fund - Class 2 Shares (SFT Advantus Real Estate Cl 2)
      -   Securian Funds Trust - SFT Ivy(SM) Growth Fund (SFT Ivy Growth)
      - Securian Funds Trust - SFT Ivy(SM) Small Cap Growth Fund (SFT Ivy Small Cap Growth)
      - Securian Funds Trust - SFT T. Rowe Price Value Fund (SFT T. Rowe Price Value)
      - Securian Funds Trust - SFT Wellington Core Equity Fund - Class 2 Shares (SFT Wellington Core Equity Cl 2)

    The Securian Funds Trust was organized by Minnesota Life as an investment vehicle for its variable annuity contracts and variable life policies. Each of the Sub-accounts is registered under the Investment Company Act of 1940 (as amended) as a diversified (except Securian Funds Trust -- SFT Advantus International Bond Fund - Class 2 Shares, which is non-diversified), open-end management investment company.

    Securian Financial Services, Inc. (Securian) acts as the underwriter for the Account. Advantus Capital Management, Inc. (Advantus) acts as the investment adviser for the Securian Funds Trust. Both Securian and Advantus are affiliate companies of Minnesota Life.

    The following sub-accounts merged during 2016 and 2017:

    CLOSED PORTFOLIO                                             RECEIVING PORTFOLIO                         EFFECTIVE DATE
    -------------------------------------------   ---------------------------------------------------    ----------------------
    Putnam VT Voyager Fund - Class IB Shares      Putnam VT Growth Opportunities Fund - Class IB           November 21, 2016
                                                  Shares

    Putnam VT Growth and Income Fund - Class IB   Putnam VT Equity Income Fund - Class IB Shares             May 15, 2017
    Shares

                            VARIABLE ANNUITY ACCOUNT

                         Notes to Financial Statements

                               December 31, 2017

The following sub-accounts had name changes during 2016 and 2017:

    FORMER NAME                                                      CURRENT NAME                            EFFECTIVE DATE
    -------------------------------------------   ---------------------------------------------------    ----------------------
    ALPS VIT Ibbotson Aggressive Growth ETF       Morningstar Aggressive Growth ETF Asset                    April 29, 2016
    Asset Allocation Portfolio - Class II         Allocation Portfolio - Class II Shares
    Shares

    ALPS VIT Ibbotson Balanced ETF Asset          Morningstar Balanced ETF Asset Allocation                  April 29, 2016
    Allocation Portfolio - Class II Shares        Portfolio - Class II Shares

    ALPS VIT Ibbotson Conservative ETF Asset      Morningstar Conservative ETF Asset Allocation              April 29, 2016
    Allocation Portfolio - Class II Shares        Portfolio - Class II Shares

    ALPS VIT Ibbotson Growth ETF Asset            Morningstar Growth ETF Asset Allocation                    April 29, 2016
    Allocation Portfolio - Class II Shares        Portfolio - Class II Shares

    ALPS VIT Ibbotson Income and Growth ETF       Morningstar Income and Growth Asset                        April 29, 2016
    Asset Allocation Portfolio - Class II         Allocation Portfolio - Class II Shares
    Shares

    Securian Funds Trust - SFT Advantus Managed   Securian Funds Trust - Advantus Dynamic                    April 29, 2016
    Volatility Fund                               Managed Volatility Fund

    Securian Funds Trust - SFT Advantus Money     Securian Funds Trust - Advantus Government                 April 29, 2016
    Market Fund                                   Money Market Fund

    Ivy Funds VIP - Asset Strategy                Ivy VIP - Asset Strategy                                 September 30, 2016

    Ivy Funds VIP - Balanced                      Ivy VIP - Balanced                                       September 30, 2016

    Ivy Funds VIP - Bond                          Ivy VIP - Bond                                           September 30, 2016

    Ivy Funds VIP - Core Equity                   Ivy VIP - Core Equity                                    September 30, 2016

    Ivy Funds VIP - Dividend Opportunities        Ivy VIP - Dividend Opportunities                         September 30, 2016

                            VARIABLE ANNUITY ACCOUNT

                         Notes to Financial Statements

                               December 31, 2017

    FORMER NAME                                                      CURRENT NAME                            EFFECTIVE DATE
    -------------------------------------------   ---------------------------------------------------    ----------------------
    Ivy Funds VIP - Energy                        Ivy VIP - Energy                                         September 30, 2016

    Ivy Funds VIP - Global Bond                   Ivy VIP - Global Bond                                    September 30, 2016

    Ivy Funds VIP - Global Growth                 Ivy VIP - Global Growth                                  September 30, 2016

    Ivy Funds VIP - Global Natural Resources      Ivy VIP - Global Natural Resources                       September 30, 2016

    Ivy Funds VIP - Growth                        Ivy VIP - Growth                                         September 30, 2016

    Ivy Funds VIP - High Income                   Ivy VIP - High Income                                    September 30, 2016

    Ivy Funds VIP - International Core Equity     Ivy VIP - International Core Equity                      September 30, 2016

    Ivy Funds VIP - Limited-Term Bond             Ivy VIP - Limited-Term Bond                              September 30, 2016

    Ivy Funds VIP - Micro Cap Growth              Ivy VIP - Micro Cap Growth                               September 30, 2016

    Ivy Funds VIP - Mid Cap Growth                Ivy VIP - Mid Cap Growth                                 September 30, 2016

    Ivy Funds VIP - Money Market                  Ivy VIP - Money Market                                   September 30, 2016

    Ivy Funds VIP - Pathfinder Aggressive         Ivy VIP - Pathfinder Aggressive                          September 30, 2016

    Ivy Funds VIP - Pathfinder Conservative       Ivy VIP - Pathfinder Conservative                        September 30, 2016

    Ivy Funds VIP - Pathfinder Moderate -         Ivy VIP - Pathfinder Moderate - Managed Volatility       September 30, 2016
    Managed Volatility

    Ivy Funds VIP - Pathfinder Moderate           Ivy VIP - Pathfinder Moderate                            September 30, 2016

    Ivy Funds VIP - Pathfinder Moderately         Ivy VIP - Pathfinder Moderately Aggressive -             September 30, 2016
    Aggressive - Managed Volatility               Managed Volatility

    Ivy Funds VIP - Pathfinder Moderately         Ivy VIP - Pathfinder Moderately Aggressive               September 30, 2016
    Aggressive

    Ivy Funds VIP - Pathfinder Moderately         Ivy VIP - Pathfinder Moderately Conservative -           September 30, 2016
    Conservative -  Managed Volatility            Managed Volatility

                            VARIABLE ANNUITY ACCOUNT

                         Notes to Financial Statements

                               December 31, 2017

    FORMER NAME                                                      CURRENT NAME                            EFFECTIVE DATE
    -------------------------------------------   ---------------------------------------------------    ----------------------
    Ivy Funds VIP - Pathfinder Moderately         Ivy VIP - Pathfinder Moderately Conservative             September 30, 2016
    Conservative

    Ivy Funds VIP - Real Estate Securities        Ivy VIP - Real Estate Securities                         September 30, 2016

    Ivy Funds VIP - Science and Technology        Ivy VIP - Science and Technology                         September 30, 2016

    Ivy Funds VIP - Small Cap Growth              Ivy VIP - Small Cap Growth                               September 30, 2016

    Ivy Funds VIP - Small Cap Value               Ivy VIP - Small Cap Value                                September 30, 2016

    Ivy Funds VIP - Value                         Ivy VIP - Value                                          September 30, 2016

    Ivy VIP - Money Market                        Ivy VIP - Government Money Market                         October 14, 2016

    Ivy VIP - Asset Strategy                      Ivy VIP - Asset Strategy Class II                          April 28, 2017

    Ivy VIP - Balanced                            Ivy VIP - Balanced Class II                                April 28, 2017

    Ivy VIP - Bond                                Ivy VIP - Bond Class II                                    April 28, 2017

    Ivy VIP - Core Equity                         Ivy VIP - Core Equity Class II                             April 28, 2017

    Ivy VIP - Dividend Opportunities              Ivy VIP - Dividend Opportunities Class II                  April 28, 2017

    Ivy VIP - Energy                              Ivy VIP - Energy Class II                                  April 28, 2017

    Ivy VIP - Global Bond                         Ivy VIP - Global Bond Class II                             April 28, 2017

    Ivy VIP - Global Growth                       Ivy VIP - Global Growth Class II                           April 28, 2017

    Ivy VIP - Global Natural Resources            Ivy VIP - Natural Resources Class II                       April 28, 2017

    Ivy VIP - Government Money Market             Ivy VIP - Government Money Market Class II                 April 28, 2017

    Ivy VIP - Growth                              Ivy VIP - Growth Class II                                  April 28, 2017

    Ivy VIP - High Income                         Ivy VIP - High Income Class II                             April 28, 2017

                            VARIABLE ANNUITY ACCOUNT

                         Notes to Financial Statements

                               December 31, 2017

    FORMER NAME                                                      CURRENT NAME                            EFFECTIVE DATE
    -------------------------------------------   ---------------------------------------------------    ----------------------
    Ivy VIP - International Core Equity           Ivy VIP - International Core Equity Class II               April 28, 2017

    Ivy VIP - Limited-Term Bond                   Ivy VIP - Limited-Term Bond Class II                       April 28, 2017

    Ivy VIP - Micro Cap Growth                    Ivy VIP - Micro Cap Growth Class II                        April 28, 2017

    Ivy VIP - Mid Cap Growth                      Ivy VIP - Mid Cap Growth Class II                          April 28, 2017

    Ivy VIP - Pathfinder Aggressive               Ivy VIP - Pathfinder Aggressive Class II                   April 28, 2017

    Ivy VIP - Pathfinder Conservative             Ivy VIP - Pathfinder Conservative Class II                 April 28, 2017

    Ivy VIP - Pathfinder Moderate - Managed       Ivy VIP - Pathfinder Moderate - Managed Volatility         April 28, 2017
    Volatility                                    Class II

    Ivy VIP - Pathfinder Moderate                 Ivy VIP - Pathfinder Moderate Class II                     April 28, 2017

    Ivy VIP - Pathfinder Moderately Aggressive    Ivy VIP - Pathfinder Moderately Aggressive -               April 28, 2017
    - Managed Volatility                          Managed Volatility Class II

    Ivy VIP - Pathfinder Moderately Aggressive    Ivy VIP - Pathfinder Moderately Aggressive                 April 28, 2017
                                                  Class II

    Ivy VIP - Pathfinder Moderately               Ivy VIP - Pathfinder Moderately Conservative -             April 28, 2017
    Conservative - Managed Volatility             Managed Volatility Class II

    Ivy VIP - Pathfinder Moderately               Ivy VIP - Pathfinder Moderately Conservative               April 28, 2017
    Conservative                                  Class II

    Ivy VIP - Real Estate Securities              Ivy VIP - Advantus Real Estate Securities Class II         April 28, 2017

    Ivy VIP - Science and Technology              Ivy VIP - Science and Technology Class II                  April 28, 2017

    Ivy VIP - Small Cap Growth                    Ivy VIP - Small Cap Growth Class II                        April 28, 2017

    Ivy VIP - Small Cap Value                     Ivy VIP - Small Cap Core Class II                          April 28, 2017

    Ivy VIP - Value                               Ivy VIP - Value Class II                                   April 28, 2017

                            VARIABLE ANNUITY ACCOUNT

                         Notes to Financial Statements

                               December 31, 2017

    FORMER NAME                                                      CURRENT NAME                           EFFECTIVE DATE
    -------------------------------------------   ---------------------------------------------------    ----------------------
    The Universal Institutional Funds, Inc.       Morgan Stanley Variable Insurance Fund, Inc. -              May 1, 2017
    Morgan Stanley UIF Emerging Markets           Morgan Stanley VIF Emerging Markets Equity
    Equity Portfolio - Class II Shares            Portfolio - Class II Shares

    Janus Aspen Series - Balanced Portfolio -     Janus Aspen Series - Janus Henderson Balanced              June 5, 2017
    Service Shares                                Portfolio - Service Shares

    Janus Aspen Series - Flexible Bond -          Janus Aspen Series - Janus Henderson Flexible              June 5, 2017
    Service Shares                                Bond - Service Shares

    Janus Aspen Series - Forty Portfolio -        Janus Aspen Series - Janus Henderson Forty                 June 5, 2017
    Service Shares                                Portfolio - Service Shares

    Janus Aspen Series - Overseas Portfolio -     Janus Aspen Series - Janus Henderson Overseas              June 5, 2017
    Service Shares                                Portfolio - Service Shares

    Janus Aspen Series - Perkins Mid Cap Value    Janus Aspen Series - Janus Henderson Mid Cap               June 5, 2017
    Portfolio - Service Shares                    Value Portfolio - Service Shares

    Securian Funds Trust - SFT Pyramis(R) Core    Securian Funds Trust - SFT Wellington Core Equity        November 20, 2017*
    Equity Fund - Class 2 Shares                  Fund - Class 2 Shares

--------
    * The SFT Wellington Core Equity Fund was managed by FIAM LLC (Pyramis) from January 1, 2017 -- November 19, 2017 and by Wellington Management from November 20, 2017 -- December 31, 2017.

(2) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

    The Account and Sub-accounts are investment companies and follow accounting and reporting guidance under Financial Accounting Standards Board (FASB) Accounting Standards Codification (ASC) Topic 946, Financial Services - Investment Companies. The significant accounting policies followed consistently by the Account are as follows:

    (A) USE OF ESTIMATES

        The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts in the financial statements and disclosure of contingent assets and liabilities. Actual results could differ from those estimates.

                            VARIABLE ANNUITY ACCOUNT

                         Notes to Financial Statements

                               December 31, 2017

    (B) INVESTMENTS IN UNDERLYING FUNDS

        Investments in shares of the underlying funds are stated at fair value which is the net asset value per share as determined daily by each underlying fund. Investment transactions are recorded on a trade date basis. The cost of investments sold is determined on the first in first out (FIFO) basis.

        Realized gains (losses) on investments include realized gain (loss) distributions received from the respective underlying funds and gains (losses) on the sale of underlying fund shares as determined by the average cost method. Realized gain (loss) distributions are reinvested in the respective underlying funds.

        All dividend distributions received from the underlying funds are reinvested in additional shares of the underlying funds and are recorded by the sub accounts on the ex-dividend date. The affiliated funds may utilize consent dividends to effectively distribute income for income tax purposes. The account "consents" to treat these amounts as dividend income for tax purposes although they are not paid by the underlying funds. Therefore, no dividend income is recorded in the Statements of Operations related to such consent dividends.

    (C) FEDERAL INCOME TAXES

        The Account is treated as part of Minnesota Life for federal income tax purposes. Under existing federal income tax law, no income taxes are payable on investment income or capital gain distributions received by the Sub-account from the underlying funds. Any applicable taxes will be the responsibility of contract holders or beneficiaries upon termination or withdrawal.

    (D) CONTRACTS IN ANNUITY PAYMENT PERIOD

        Annuity reserves are computed for currently payable contracts according to the mortality and assumed interest rate assumptions used to purchase the annuity income. If additional annuity reserves are required to support the liability, Minnesota Life reimburses the Account. If the reserves held are less than required, transfers may be made to Minnesota Life.

(3) EXPENSES AND RELATED PARTY TRANSACTIONS

    (A) MULTIOPTION FLEX/SINGLE/SELECT

        The mortality and expense charge paid to Minnesota Life is computed daily and is equal, on an annual basis, to 1.25% of the average daily net assets of the Account. Under certain conditions, the charge may be increased to 1.40% of the average daily net assets of the Account. This is charged through the daily unit value calculation. A contingent deferred sales charge may be imposed on a Multi-Option Flex or Single Annuity contract owner during the first ten years if a contract's accumulation value is withdrawn or surrendered. A seven year, per deposit, contingent deferred sales charge may be imposed on MultiOption Select contract owners if a contract's accumulation value is withdrawn or surrendered. For the years ended December 31, 2017 and 2016, contingent deferred sales charges totaled $1,632 and $1,508, respectively.

                            VARIABLE ANNUITY ACCOUNT

                         Notes to Financial Statements

                               December 31, 2017

    (B) MULTIOPTION CLASSIC/ACHIEVER

        The mortality and expense charge paid to Minnesota Life is computed daily and is equal, on an annual basis, to 1.25% of the average daily net assets of the Account. Under certain conditions, the charge may be increased to 1.40% of the average daily net assets of the Account. This is charged through the daily unit value calculation.

        The administrative charge paid to Minnesota Life is equal, on an annual basis, to 0.15% of the average daily net assets of the Account. Under certain conditions, the charge may be increased to not more than 0.40% of the average daily net assets of the Account.

        A contingent deferred sales charge paid may be imposed on a MultiOption Classic contract owner during the first ten years if a contract's accumulation value is reduced by a withdrawal or surrender. A seven year, per deposit, contingent deferred sales charge may be imposed on a MultiOption Achiever contract owner if a contract's accumulation value is reduced by a withdrawal or surrender. For the years ended December 31, 2017 and 2016, contingent deferred sales charges totaled $10,896 and $15,897, respectively.

        Within each contract, premium taxes may be deducted from purchase payments or at the commencement of annuity payments. Currently such taxes range from 0 to 3.50% depending on the applicable state law. No premium taxes were deducted from the purchase payments for the years ended December 31, 2017 and 2016.

        Where allowed by law, Minnesota Life reserves the right to credit certain additional amounts, the "Wealthbuilder Credit", to certain MultiOption Achiever contracts in circumstances where large purchase payments are made to those contracts. Those amounts are obtained from the Minnesota Life General Account. Minnesota Life reserves the right to modify, suspend or terminate the Wealthbuilder Credit program at any time without notice.

    (C) MULTIOPTION ADVISOR SERIES

        There are three classes of contracts offered under this registration statement - B Class, C Class, and L Class. The mortality and expense risk fee paid to Minnesota Life is computed daily and is equal, on an annual basis, to 1.05%, 1.40%, and 1.35%, respectively, of the average daily net assets of the Account. This is charged through the daily unit value calculation.

        The administrative fee paid to Minnesota Life is equal, on an annual basis, to 0.15% of the average daily net assets of the Account. Within each contract, premium taxes may be deducted from purchase payments or at the commencement of annuity payments. Currently such taxes range from 0 to 3.50% depending on the applicable state law. No premium taxes were deducted from the purchase payments for the years ended December 31, 2017 and 2016.

        A contingent deferred sales charge may be imposed on a MultiOption Advisor B Class contract owner on a seven year, per deposit basis, if a contract's accumulation value is reduced by a withdrawal or surrender. A contingent deferred sales charge may be imposed on a MultiOption Advisor L Class contract owner on a four year, per deposit basis, if a contract's accumulation value is reduced by a withdrawal or surrender.

                            VARIABLE ANNUITY ACCOUNT

                         Notes to Financial Statements

                               December 31, 2017

        There is no contingent deferred sales charge applied to withdrawals or surrenders from a MultiOption C Class contract. For the years ended December 31, 2017 and 2016, contingent deferred sales charges for all MultiOption Advisor classes totaled $477,720 and $480,215, respectively.

        In addition to the base contracts, optional death and living benefit riders are available as set forth in the product's prospectus. Some of these benefits have separate account charges that are computed daily and each of which can be equal, on an annual basis, to 0.15% to 0.50% of the average daily net assets of the Account. These are charged through the daily unit value calculation. Other benefits have a charge that may be based on accumulation value or benefit base and are deducted periodically from the accumulation value of the contract.

    (D) MEGANNUITY/UMOA

        The administrative charge paid to Minnesota Life is equal, on an annual basis, to 0.15% of the average daily net assets of the Account. Under certain conditions, the charge may be increased to not more than 0.35% of the average daily net assets of the Account. This is charged through the daily unit value calculation.

        Within each contract, premium taxes may be deducted from purchase payments or at the commencement of annuity payments. Currently such taxes range from 0 to 3.50% depending on the applicable state law. No premium taxes were deducted from the purchase payments for the years ended December 31, 2017 and 2016.

    (E) ADJUSTABLE INCOME ANNUITY

        The mortality and expense risk charge paid to Minnesota Life is computed daily and is equal, on an annual basis, to 0.80% of the average daily net assets of the Account. Under certain conditions, the charge may be increased to not more than 1.40% of the average daily net assets of the Account. This is charged through the daily unit value calculation.

        The administrative charge paid to Minnesota Life is computed daily and is equal, on an annual basis, to 0.15% of the average net assets of the Account. Under certain conditions, the charge may be increased to not more than 0.40% of the average daily net assets of the Account.

        Contract purchase payments for Adjustable Income Annuity are reflected net of the following charges paid Minnesota Life:

            A sales charge up to 4.50%, depending upon the total amount of purchase payments, is deducted from each contract purchase payment. No sales charges were deducted from contract purchase payments for the years ended December 31, 2017 and 2016.

            A risk charge in the amount of 2.00% is deducted from each contract purchase payment. Under certain conditions, the risk charge may be as high as 2.00%. No risk charges were deducted from contract purchase payments for the years ended December 31, 2017 and 2016.

            A premium tax charge of up to 3.50% is deducted from each contract purchase payment. No premium tax charges were deducted from contract purchase payments for the years ended December 31, 2017 and 2016.

                            VARIABLE ANNUITY ACCOUNT

                         Notes to Financial Statements

                               December 31, 2017

    (F) WADDELL & REED ADVISORS RETIREMENT BUILDER

        The mortality and expense risk charge paid to Minnesota Life is computed daily and is equal, on an annual basis, to 1.10% of the average daily net assets of the Account. This is charged through the daily unit value calculation.

        The administrative fee paid to Minnesota Life is equal, on an annual basis, to 0.15% of the average daily net assets of the Account. Within each contract, premium taxes may be deducted from purchase payments or at the commencement of annuity payments. Currently such taxes range from 0 to 3.50% depending on the applicable state law. No premium taxes were deducted from the purchase payments for the years ended December 31, 2017 and 2016.

        A contingent deferred sales charge may be imposed on a Waddell & Reed Advisors Retirement Builder contract owner on an eight year, per deposit basis, if a contract's accumulation value is reduced by a withdrawal or surrender. For the years ended December 31, 2017 and 2016, contingent deferred sales charges totaled $512,342 and $434,833, respectively.

        In addition to the base contract, optional death and living benefit riders are available as set forth in the product's prospectus. Some of these benefits have separate account charges that are computed daily and each of which can be equal, on an annual basis, to 0.15% to 0.50% of the average daily net assets of the Account. These are charged through the daily unit value calculation. Other benefits have a charge that may be based on accumulation value or benefit base and are deducted periodically from the accumulation value of the contract.

    (G) MULTIOPTION LEGEND

        The mortality and expense risk charge paid to Minnesota Life is computed daily and is equal, on an annual basis, to 1.50% of the average daily net assets of the Account. This is charged through the daily unit value calculation.

        The administrative fee paid to Minnesota Life is equal, on an annual basis, to 0.15% of the average daily net assets of the Account. Within each contract, premium taxes may be deducted from purchase payments or at the commencement of annuity payments. Currently such taxes range from 0 to 3.50% depending on the applicable state law. No premium taxes were deducted from the purchase payments for the years ended December 31, 2017 and 2016.

        A contingent deferred sales charge may be imposed on a MultiOption Legend contract owner on a four year, per deposit basis, if a contract's accumulation value is reduced by a withdrawal or surrender. For the years ended December 31, 2017 and 2016, contingent deferred sales charges totaled $1,954 and $33,693, respectively.

        In addition to the base contract, optional death and living benefit riders are available. Some of these benefits have separate account charges that are computed daily and are equal, on an annual basis, to 0.15% to 0.50% of the average daily net assets of the Account. These are charged through the daily unit value calculation. Other benefits have a charge that may be based on accumulation value or benefit base and are deducted periodically from the accumulation value of the contract.

                            VARIABLE ANNUITY ACCOUNT

                         Notes to Financial Statements

                               December 31, 2017

    (H) MULTIOPTION EXTRA

        The mortality and expense risk charge paid to Minnesota Life is computed daily and is equal, on an annual basis, to 1.70% of the average daily net assets of the Account during the first nine contract years and 1.10% of the average daily net assets of the Account in contract years ten and later. This is charged through the daily unit value calculation.

        The administrative fee paid to Minnesota Life is equal, on an annual basis, to 0.15% of the average daily net assets of the Account. Within each contract, premium taxes may be deducted from purchase payments or at the commencement of annuity payments. Currently such taxes range from 0 to 3.50% depending on the applicable state law. No premium taxes were deducted from the purchase payments for the years ended December 31, 2017 and 2016.

        A contingent deferred sales charge may be imposed on a MultiOption Extra contract owner on an eight year, per deposit basis, if a contract's accumulation value is reduced by a withdrawal or surrender. For the years ended December 31, 2017 and 2016, contingent deferred sales charges totaled $873,210 and $817,994, respectively.

        In addition to the base contract, optional death and living benefit riders are available as set forth in the product's prospectus. Some of these benefits have separate account charges that are computed daily and each of which can be equal, on an annual basis, to 0.15% to 0.50% of the average daily net assets of the Account. These are charged through the daily unit value calculation. Other benefits have a charge that may be based on accumulation value or benefit base and are deducted periodically from the accumulation value of the contract.

    (I) MULTIOPTION GUIDE SERIES

        There are two classes of contracts offered under this series - B Series and L Series. The mortality and expense risk fee paid to Minnesota Life is computed daily and is equal, on an annual basis, to 1.20% and 1.55%, respectively, of the average daily net assets of the Account. This is charged through the daily unit value calculation.

        The administrative fee paid to Minnesota Life is equal, on an annual basis, to 0.15% of the average daily net assets of the Account. Within each contract, premium taxes may be deducted from purchase payments or at the commencement of annuity payments. Currently such taxes range from 0 to 3.50% depending on the applicable state law. No premium taxes were deducted from the purchase payments for the years ended December 31, 2017 and 2016.

        A contingent deferred sales charge may be imposed on a MultiOption Guide B Series contract owner on a seven year, per deposit basis, if a contract's accumulation value is reduced by a withdrawal or surrender. A contingent deferred sales charge may be imposed on a MultiOption Guide L Series contract owner on a four year, per deposit basis, if a contract's accumulation value is reduced by a withdrawal or surrender.

        For the years ended December 31, 2017 and 2016, contingent deferred sales charges totaled $1,408,365 and $931,013, respectively.

                            VARIABLE ANNUITY ACCOUNT

                         Notes to Financial Statements

                               December 31, 2017

        In addition to the base contracts, optional death and living benefit riders are available as set forth in the product's prospectus. One of the benefits has a separate account charge that is computed daily which is equal, on an annual basis, to 0.25% of the average daily net assets of the Account. This is charged through the daily unit value calculation. Other benefits have a charge that may be based on accumulation value or benefit base and are deducted periodically from the accumulation value of the contract.

    (J) MULTIOPTION ADVANTAGE

        The MultiOption Advantage product became effective on November 9, 2016.

        The mortality and expense risk charge paid to Minnesota Life is computed daily and is equal, on an annual basis, to 0.15% of the average daily net assets of the Account. This is charged through the daily unit value calculation.

        The administrative fee paid to Minnesota Life is equal, on an annual basis, to 0.15% of the average daily net assets of the Account. Within each contract, premium taxes may be deducted from purchase payments or at the commencement of annuity payments. Currently such taxes range from 0% to 3.50% depending on the applicable state law. No premium taxes were deducted from the purchase payments for the years ended December 31, 2017 and 2016.

        In addition to the base contracts, optional death and living benefit riders are available as set forth in the product's prospectus. The charges may be based on accumulation value or benefit base and are deducted periodically from the accumulation value of the contract.

    (K) WADDELL & REED ADVISORS RETIREMENT BUILDER II

        There are two classes of contracts offered under this series - B Series and L Series. The mortality and expense risk fee paid to Minnesota Life is computed daily and is equal, on an annual basis, to 1.15% and 1.55%, respectively, of the average daily net assets of the Account. This is charged through the daily unit value calculation.

        The administrative fee paid to Minnesota Life is equal, on an annual basis, to 0.15% of the average daily net assets of the Account. Within each contract, premium taxes may be deducted from purchase payments or at the commencement of annuity payments. Currently such taxes range from 0 to 3.50% depending on the applicable state law. No premium taxes were deducted from the purchase payments for the years ended December 31, 2017 and 2016.

        A contingent deferred sales charge may be imposed on a Waddell & Reed Advisors Retirement Builder II - B Series contract owner on an eight year, per deposit basis, if a contract's accumulation value is reduced by a withdrawal or surrender. A contingent deferred sales charge may be imposed on a Waddell & Reed Advisors Retirement Builder II - L Series contract owner on a four year, per deposit basis, if a contract's accumulation value is reduced by a withdrawal or surrender.

        For the years ended December 31, 2017 and 2016, contingent deferred sales charges totaled $210,199 and $93,392, respectively.

                            VARIABLE ANNUITY ACCOUNT

                         Notes to Financial Statements

                               December 31, 2017

        In addition to the base contracts, optional death and living benefit riders are available as set forth in the product's prospectus. One of the benefits has a separate account charge that is computed daily which is equal, on an annual basis, to 0.25% of the average daily net assets of the Account. This is charged through the daily unit value calculation. Other benefits have a charge that may be based on accumulation value or benefit base and are deducted periodically from the accumulation value of the contract.

    (L) OTHER

        To the extent the Account invests in the Securian Funds Trust, the Account indirectly incurs management fees that are payable to Advantus. The advisory fee agreement provides for payments ranging from 0.15% to 0.85% of average daily net assets. In addition, the Securian Funds Trust has adopted a Rule 12b-1 distribution plan covering all of the funds. Under the plan, the Securian Funds Trust pays distribution fees up to 0.25% of average daily net assets to Securian. Each fund pays an annual fee ranging from 0.01% to 0.05% of net assets to State Street, Inc. for daily fund accounting services. Securian Funds Trust also pays an administrative services fee to Minnesota Life. To the extent the Account invests in nonaffiliated funds, the Account will also indirectly incur fees.

        On May 1, 2014, Minnesota Life and its affiliates undertook a substitution of certain underlying investments in a transaction approved by the SEC. As part of that transaction, Minnesota Life agreed to make a reduction in sub-account expenses to those contracts with assets allocated to specified funds on May 1, 2014, as follows:

            - Securian Funds Trust - SFT T. Rowe Price Value Fund - Class 2 Shares - to the extent the fund's annual net operating expenses exceed 0.98%, Minnesota Life has made a corresponding reduction in sub-account expenses, until April 30, 2016, to those contract owners whose sub-account invests in the fund.

            - Securian Funds Trust - SFT Ivy(SM) Small Cap Growth Fund - Class 2 Shares - to the extent the fund's management fee exceeds 0.83% on assets over $1 billion, Minnesota Life has made a corresponding reduction in sub-account expenses, until September 30, 2016, to those contract owners whose sub-account invests in the fund; and to the extent the fund's annual net operating expenses exceed 1.16%, Minnesota Life will make a corresponding reduction in sub-account expenses, until April 30, 2016, to those contract owners whose sub-account invests in the fund.

            - Securian Funds Trust - SFT Wellington Core Equity Fund - Class 2 Shares - to the extent the fund's annual net operating expenses exceeds 0.89% (Class 2 Shares) or 0.64% (Class 1 Shares), Minnesota Life will make a corresponding reduction in sub-account expenses, for the life of each contract outstanding on May 1, 2014, to those contract owners whose sub-account invests in the fund.

        These fee waivers are reported on the statements of operations as "Fees Waived" of the respective sub-account.

                            VARIABLE ANNUITY ACCOUNT

                         Notes to Financial Statements

                               December 31, 2017

(4) FAIR VALUE MEASUREMENT

    In accordance with FASB ASC Topic 820, Fair Value Measurement (FASB ASC
    820), fair value is defined as the price that the Account would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment.

    The fair value of the Account's financial assets has been determined using available market information as of December 31, 2017. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (exit price) in an orderly transaction between market participants at the measurement date. In determining fair value, the Account primarily uses the market approach which utilizes relevant information generated by market transactions involving identical or comparable assets or liabilities. When applying the market approach, the Account maximizes the use of observable inputs and minimizes the use of unobservable inputs. Observable inputs reflect the assumptions market participants would use in valuing a financial instrument based on market data obtained from sources independent of the Account. Unobservable inputs reflect the Account's estimates about the assumptions market participants would use in valuing financial assets and financial liabilities based on the best information available in the circumstances.

    The Account is required to categorize its financial assets recorded on the Statements of Assets, Liabilities, and Contract Owners' Equity according to a three-level hierarchy. A level is assigned to each financial asset and financial liability based on the lowest level input that is significant to the fair value measurement in its entirety.

    The levels of fair value hierarchy are as follows:

        Level 1 - Fair value is based on unadjusted quoted prices for identical assets or liabilities in an active market.

        Level 2 - Fair value is based on other significant observable market-based inputs (including quoted prices for similar securities, interest rates, credit risk and prepayment speed).

        Level 3 - Fair value is based on at least one or more significant unobservable inputs, which may include the Account's own assumptions in determining the fair value of investments.

    The Account uses prices and inputs that are current as of the measurement date. In periods of market disruption, the ability to observe prices and inputs may be reduced, which could cause an asset or liability to be reclassified to a lower level. Inputs used to measure fair value of an asset or liability may fall into different levels of the fair value hierarchy. In these situations, the Account will determine the level in which the fair value falls based upon the lowest level input that is significant to the determination of the fair value.

    As of December 31, 2017, all of the Account's investments are classified as Level 2 as the values are based upon reported net asset values provided by the fund managers. It has been determined that no transfers between levels occurred during the year. The characterization of the underlying securities held by the funds in accordance with the fair value measurement and disclosures topic of the ASC 820 differs from the characterization of an investment in the fund.

                            VARIABLE ANNUITY ACCOUNT

                         Notes to Financial Statements

                               December 31, 2017

(5) INVESTMENT TRANSACTIONS

    The aggregate cost of purchases and proceeds from sales of investments during the year or period ended December 31, 2017 were as follows:

                                                PURCHASES            SALES
                                            ----------------   ----------------
    AB VPS DynAsstAll Cl B                  $    16,196,900    $     7,826,612
    AB VPS Intl Value Cl B                          192,848            334,895
    Am Century VP Inc & Gro Cl II                 1,031,301          1,531,995
    Am Century VP Infl Pro Cl II                  5,875,179          4,774,204
    Amer Funds IS Glbl Bond Cl 2                  4,713,698          1,498,100
    Amer Funds IS Glbl Growth Cl 2                3,103,840          2,054,366
    Amer Funds IS Glbl Sm Cp Cl 2                 2,585,407          1,329,071
    Amer Funds IS Growth Cl 2                    11,822,833          4,944,224
    Amer Funds IS Growth-Inc Cl 2                 5,786,595         10,227,270
    Amer Funds IS Intl Cl 2                       4,597,892          4,825,064
    Amer Funds IS New World Cl 2                  2,263,483          1,811,937
    Amer Funds IS US Govt/AAA Cl 2                2,859,753          1,898,121
    ClearBridge Var Sm Gro Cl II                  9,141,155            822,882
    Fidelity VIP Equity-Income SC2                5,186,096         18,586,258
    Fidelity VIP Mid Cap SC2                      3,879,497          5,339,551
    Franklin Dev Mkts VIP Cl 2                    6,059,837          6,513,618
    Franklin Mutual Shs VIP Cl 2                  5,723,363          1,284,793
    Franklin Small Cp Val VIP Cl 2                4,543,861         12,468,303
    Franklin Sm-Md Cp Gr VIP Cl 2                 1,893,072          2,135,974
    Goldman Sachs VI HQ Flt Rt SS                 3,789,382          2,570,037
    Goldman Sachs VIT Gbl Trnds SS               14,474,568          5,670,809
    Invesco VI Amer Value Sr II                   1,290,030          1,472,642
    Invesco VI Comstock Sr II                     9,514,075          6,577,742
    Invesco VI Equity & Inc Sr II                 3,038,707            808,501
    Invesco VI Growth & Inc Sr II                 1,083,426          2,439,946
    Invesco VI Sm Cap Eqty Sr II                  1,454,111          2,865,300
    Ivy VIP Adv RE Sec Cl II                      2,018,680          2,251,639
    Ivy VIP Asset Strategy Cl II                  3,544,274         25,913,036
    Ivy VIP Balanced Cl II                        9,655,551         17,629,754
    Ivy VIP Bond Cl II                           11,596,344          7,350,325
    Ivy VIP Core Equity Cl II                     6,212,359         14,743,220
    Ivy VIP Dividend Opp Cl II                    1,312,687          3,747,028
    Ivy VIP Energy Cl II                          1,409,621          1,360,781
    Ivy VIP Global Bond Cl II                       639,832            903,226
    Ivy VIP Global Growth Cl II                   2,488,026         11,307,778
    Ivy VIP Govt Money Market Cl II               1,629,044          1,940,845

                            VARIABLE ANNUITY ACCOUNT

                         Notes to Financial Statements

                               December 31, 2017

                                              PURCHASES            SALES
                                            ----------------   ----------------
    Ivy VIP Growth Cl II                    $     6,457,636    $    12,123,317
    Ivy VIP High Income Cl II                     8,908,275         12,854,492
    Ivy VIP Intl Core Equity Cl II                5,231,325         24,897,941
    Ivy VIP Limited-Term Bond Cl II               4,981,915          2,758,918
    Ivy VIP Micro Cap Growth Cl II                8,319,164          4,143,370
    Ivy VIP Mid Cap Growth Cl II                  3,095,848         10,811,429
    Ivy VIP Natural Res Cl II                     4,050,653         10,934,734
    Ivy VIP Path Mod Agg MVF Cl II               12,550,521          5,470,882
    Ivy VIP Path Mod Con MVF Cl II                2,394,989          4,429,283
    Ivy VIP Path Mod MVF Cl II                   33,200,603         15,375,664
    Ivy VIP Pathfinder Aggressive Cl II           2,943,064          4,436,219
    Ivy VIP Pathfinder Conserv Cl II              2,876,057          7,078,030
    Ivy VIP Pathfinder Mod Aggr Cl II            17,752,867         35,857,603
    Ivy VIP Pathfinder Mod Cons Cl II             4,267,366         12,087,974
    Ivy VIP Pathfinder Moderate Cl II            13,445,884         31,697,047
    Ivy VIP Science & Tech Cl II                 22,075,232         14,684,748
    Ivy VIP Small Cap Core Cl II                 17,829,220         14,294,399
    Ivy VIP Small Cap Growth Cl II                1,403,493          4,236,518
    Ivy VIP Value Cl II                           4,276,229         13,890,712
    Janus Henderson Balanced SS                   2,753,921          2,739,006
    Janus Henderson Flexible Bond SS              4,817,827          1,264,712
    Janus Henderson Forty SS                     13,601,813         10,657,783
    Janus Henderson Mid Cp Val SS                 1,942,886          2,848,530
    Janus Henderson Overseas SS                   4,890,615         12,485,343
    MFS VIT II Intl Value SC                      3,276,759          1,924,227
    MFS VIT Mid Cap Growth Ser SC                   250,152            510,835
    MorgStanley VIF Emg Mk Eq Cl 2                4,686,786          7,204,859
    Morningstar Aggr Growth ETF II                1,536,768          1,287,550
    Morningstar Balanced ETF II                   6,373,927          8,249,837
    Morningstar Conservative ETF II               2,566,219          3,406,492
    Morningstar Growth ETF II                     3,692,251          4,382,111
    Morningstar Inc & Growth ETF II               2,538,600          3,902,580
    Neuberger Berman Soc Resp S Cl                  701,663            731,866
    Oppenheimer Intl Grow VA SS                   1,717,135          5,420,838
    Oppenheimer MS Sm Cap VA SS                     764,391          1,033,273
    PIMCO VIT Glb Div All Adv Cl                 26,290,110          2,274,803
    PIMCO VIT Low Dur Port Adv Cl                 7,666,598          6,003,630

                            VARIABLE ANNUITY ACCOUNT

                         Notes to Financial Statements

                               December 31, 2017

                                              PURCHASES            SALES
                                            ----------------   ----------------
    PIMCO VIT Total Return Adv Cl           $    15,282,914    $     8,658,037
    Putnam VT Equity Income Cl IB                 9,636,140          1,091,911
    Putnam VT Growth and Inc Cl IB (a)            2,607,249          8,467,076
    Putnam VT Growth Opp Cl IB                    4,188,432          2,364,943
    Putnam VT Inter Eq Cl IB                        194,914          1,005,376
    Putnam VT Multi-Cap Gro Cl IB                 1,749,942          1,041,747
    SFT Advantus Bond Cl 2                       11,638,178         15,463,989
    SFT Advantus Dynamic Mgd Vol                 41,317,986          7,543,717
    SFT Advantus Govt Money Market               11,104,408         19,127,381
    SFT Advantus Index 400 MC Cl 2                5,544,265         19,456,448
    SFT Advantus Index 500 Cl 2                  14,101,482         21,485,290
    SFT Advantus Intl Bond Cl 2                   3,868,508          7,270,847
    SFT Advantus Mgd Vol Equity                  51,905,298          4,954,568
    SFT Advantus Mortgage Cl 2                    2,902,401          6,852,598
    SFT Advantus Real Estate Cl 2                 3,762,542          8,759,778
    SFT Ivy Growth                                2,119,593         33,710,421
    SFT Ivy Small Cap Growth                      2,471,233          8,266,159
    SFT T. Rowe Price Value                         747,566         18,888,411
    SFT Wellington Core Equity Cl 2                 377,768          9,195,835
    TOPS Mgd Risk Bal ETF Cl 2                    1,414,929          4,673,400
    TOPS Mgd Risk Flex ETF                       22,406,656          4,573,655
    TOPS Mgd Risk Growth ETF Cl 2                 4,023,231          9,755,832
    TOPS Mgd Risk Mod Gro ETF Cl 2                1,895,808          2,679,310

--------
    (a) For the period from January 1, 2017 through May 15, 2017.

                            VARIABLE ANNUITY ACCOUNT

                         Notes to Financial Statements

                               December 31, 2017

(6) UNIT ACTIVITY FROM CONTRACT TRANSACTIONS

    Transactions in units for each segregated Sub-account for the years or periods ended December 31, 2017 and 2016 were as follows:

                                                                    SEGREGATED SUB-ACCOUNTS
                                  ---------------------------------------------------------------------------------------------
                                                                                                                      AMER
                                      AB VPS                        AM CENTURY      AM CENTURY        AMER           FUNDS IS
                                    DYNASSTALL      AB VPS INTL    VP INC & GRO     VP INFL PRO   FUNDS IS GLBL       GLBL
                                       CL B         VALUE CL B         CL II           CL II         BOND CL 2     GROWTH CL 2
                                  --------------  --------------  --------------  --------------  -------------   -------------
Units outstanding at
  December 31, 2015                  98,241,805       1,382,791       1,505,202      60,467,019      6,453,310       7,395,103
  Contract purchase payments         30,010,004         175,988         924,085       2,538,105      4,412,112       3,420,569
  Contract terminations,
    withdrawal payments and
    charges                          (4,876,298)       (232,779)       (463,234)     (7,195,658)    (1,646,392)     (2,692,308)
                                  --------------  --------------  --------------  --------------  -------------   -------------
Units outstanding at
  December 31, 2016                 123,375,511       1,326,000       1,966,053      55,809,466      9,219,030       8,123,364
  Contract purchase payments         12,779,957         258,816         328,875       3,678,531      4,708,759       1,601,441
  Contract terminations,
    withdrawal payments and
    charges                          (6,270,994)       (520,551)       (588,364)     (3,591,089)    (1,446,437)     (1,214,311)
                                  --------------  --------------  --------------  --------------  -------------   -------------
Units outstanding at
  December 31, 2017                 129,884,474       1,064,265       1,706,564      55,896,908     12,481,352       8,510,494
                                  ==============  ==============  ==============  ==============  =============   =============

                                                                    SEGREGATED SUB-ACCOUNTS
                                  ---------------------------------------------------------------------------------------------
                                   AMER FUNDS IS   AMER FUNDS IS   AMER FUNDS IS   AMER FUNDS IS  AMER FUNDS IS   AMER FUNDS IS
                                    GLBL SM CP        GROWTH        GROWTH-INC         INTL         NEW WORLD      US GOVT/AAA
                                       CL 2            CL 2            CL 2            CL 2            CL 2            CL 2
                                  --------------  --------------  --------------  --------------  -------------   -------------
Units outstanding at
  December 31, 2015                   5,816,934      19,494,302      13,268,242      14,409,869      7,991,772       8,602,778
  Contract purchase payments          2,421,812       5,119,851       5,624,797       2,246,536      3,352,946       5,633,706
  Contract terminations,
    withdrawal payments and
    charges                          (1,205,294)     (2,433,980)       (821,223)     (2,447,238)    (1,510,621)     (2,532,078)
                                  --------------  --------------  --------------  --------------  -------------   -------------
Units outstanding at
  December 31, 2016                   7,033,452      22,180,173      18,071,816      14,209,167      9,834,097      11,704,406
  Contract purchase payments          2,028,305       4,435,320       2,106,380       3,525,623      2,010,924       2,619,390
  Contract terminations,
    withdrawal payments and
    charges                            (979,913)     (2,632,852)     (5,497,122)     (3,918,708)    (1,551,536)     (1,742,859)
                                  --------------  --------------  --------------  --------------  -------------   -------------
Units outstanding at
  December 31, 2017                   8,081,844      23,982,641      14,681,074      13,816,082     10,293,485      12,580,937
                                  ==============  ==============  ==============  ==============  =============   =============

                                                                    SEGREGATED SUB-ACCOUNTS
                                  ---------------------------------------------------------------------------------------------
                                    CLEARBRIDGE    FIDELITY VIP      FIDELITY        FRANKLIN        FRANKLIN        FRANKLIN
                                      VAR SM       EQUITY-INCOME        VIP          DEV MKTS       MUTUAL SHS       SMALL CP
                                     GRO CL II          SC2         MID CAP SC2      VIP CL 2        VIP CL 2      VAL VIP CL 2
                                  --------------  --------------  --------------  --------------  -------------   -------------
Units outstanding at
  December 31, 2015                     890,548      35,793,713      10,235,423      10,479,753      3,135,716      18,141,802
  Contract purchase payments          1,079,014       3,956,866         529,356       2,607,525         58,134       5,467,677
  Contract terminations,
    withdrawal payments and
    charges                            (259,226)     (4,263,597)     (1,532,962)     (3,252,329)      (543,169)     (2,228,158)
                                  --------------  --------------  --------------  --------------  -------------   -------------
Units outstanding at
  December 31, 2016                   1,710,336      35,486,982       9,231,817       9,834,949      2,650,681      21,381,321
  Contract purchase payments          8,266,328       1,107,556         483,567       2,650,590      2,029,545       1,553,938
  Contract terminations,
    withdrawal payments and
    charges                            (689,708)     (7,444,401)     (1,168,762)     (2,472,015)      (489,485)     (7,187,039)
                                  --------------  --------------  --------------  --------------  -------------   -------------
Units outstanding at
  December 31, 2017                   9,286,956      29,150,137       8,546,622      10,013,524      4,190,741      15,748,220
                                  ==============  ==============  ==============  ==============  =============   =============

                            VARIABLE ANNUITY ACCOUNT

                         Notes to Financial Statements

                               December 31, 2017

                                                                    SEGREGATED SUB-ACCOUNTS
                                  ---------------------------------------------------------------------------------------------
                                     FRANKLIN         GOLDMAN         GOLDMAN       INVESCO VI      INVESCO VI      INVESCO VI
                                   SM-MD CP GR       SACHS VI HQ     SACHS VIT      AMER VALUE       COMSTOCK      EQUITY & INC
                                      VIP CL 2       FLT RT SS     GBL TRNDS SS        SR II           SR II           SR II
                                  --------------  --------------  --------------  --------------  -------------   -------------
Units outstanding at
  December 31, 2015                   6,223,230      36,212,613      97,516,000       5,628,822     21,375,781       2,623,652
  Contract purchase payments            836,610       3,987,021      24,092,439       1,913,516      1,637,881       1,025,066
  Contract terminations,
    withdrawal payments and
    charges                          (1,807,047)     (3,047,712)     (6,675,106)     (1,518,561)    (3,723,249)       (838,519)
                                  --------------  --------------  --------------  --------------  -------------   -------------
Units outstanding at
  December 31, 2016                   5,252,793      37,151,922     114,933,333       6,023,777     19,290,413       2,810,199
  Contract purchase payments            582,212       3,458,113      10,805,704         769,322      2,345,696       1,542,895
  Contract terminations,
    withdrawal payments and
    charges                          (1,068,386)     (2,322,466)     (4,786,564)       (915,021)    (2,212,311)       (427,032)
                                  --------------  --------------  --------------  --------------  -------------   -------------
Units outstanding at
  December 31, 2017                   4,766,619      38,287,569     120,952,473       5,878,078     19,423,798       3,926,062
                                  ==============  ==============  ==============  ==============  =============   =============

                                                                    SEGREGATED SUB-ACCOUNTS
                                  ---------------------------------------------------------------------------------------------
                                     INVESCO VI                                    IVY VIP ASSET     IVY VIP         IVY VIP
                                     GROWTH &      INVESCO VI SM    IVY VIP ADV      STRATEGY        BALANCED        BOND CL
                                     INC SR II    CAP EQTY SR II   RE SEC CL II        CL II          CL II             II
                                  --------------  --------------  --------------  --------------  -------------   -------------
Units outstanding at
  December 31, 2015                   1,223,875      15,533,334       5,392,588      67,358,063     34,877,083     103,645,819
  Contract purchase payments          2,313,908         707,218         438,608       1,385,451      2,426,564       3,795,777
  Contract terminations,
    withdrawal payments and
    charges                            (260,738)     (2,001,738)       (930,899)    (11,545,256)    (5,033,463)    (10,254,767)
                                  --------------  --------------  --------------  --------------  -------------   -------------
Units outstanding at
  December 31, 2016                   3,277,045      14,238,814       4,900,297      57,198,258     32,270,184      97,186,829
  Contract purchase payments            229,397         359,902         197,701         549,058      1,296,411       6,877,593
  Contract terminations,
    withdrawal payments and
    charges                            (821,121)     (1,739,551)       (856,867)     (8,865,530)    (4,808,577)     (4,809,417)
                                  --------------  --------------  --------------  --------------  -------------   -------------
Units outstanding at
  December 31, 2017                   2,685,321      12,859,165       4,241,131      48,881,786     28,758,018      99,255,005
                                  ==============  ==============  ==============  ==============  =============   =============

                                                                    SEGREGATED SUB-ACCOUNTS
                                  ---------------------------------------------------------------------------------------------
                                                                                                     IVY VIP
                                                      IVY VIP                        IVY VIP          GLOBAL       IVY VIP GOVT
                                   IVY VIP CORE      DIVIDEND         IVY VIP         GLOBAL         GROWTH        MONEY MARKET
                                   EQUITY CL II      OPP CL II     ENERGY CL II     BOND CL II        CL II            CL II
                                  --------------  --------------  --------------  --------------  -------------   -------------
Units outstanding at
  December 31, 2015                  42,301,761      11,686,779       6,007,854       6,759,875     33,490,781      12,701,671
  Contract purchase payments          2,242,375         851,004         931,232         504,529      1,684,049       5,154,333
  Contract terminations,
    withdrawal payments and
    charges                          (4,761,899)     (1,881,058)     (1,377,597)       (846,056)    (3,551,792)     (7,303,833)
                                  --------------  --------------  --------------  --------------  -------------   -------------
Units outstanding at
  December 31, 2016                  39,782,237      10,656,725       5,561,489       6,418,348     31,623,038      10,552,171
  Contract purchase payments            724,185         173,215       1,358,100         475,389        373,165       1,660,988
  Contract terminations,
    withdrawal payments and
    charges                          (4,993,242)     (1,632,399)     (1,260,742)       (818,401)    (4,778,314)     (1,906,734)
                                  --------------  --------------  --------------  --------------  -------------   -------------
Units outstanding at
  December 31, 2017                  35,513,180       9,197,541       5,658,847       6,075,336     27,217,889      10,306,425
                                  ==============  ==============  ==============  ==============  =============   =============

                            VARIABLE ANNUITY ACCOUNT

                         Notes to Financial Statements

                               December 31, 2017

                                                                    SEGREGATED SUB-ACCOUNTS
                                  ---------------------------------------------------------------------------------------------
                                                                   IVY VIP INTL       IVY VIP      IVY VIP MICRO   IVY VIP MID
                                      IVY VIP      IVY VIP HIGH    CORE EQUITY     LIMITED-TERM    CAP GROWTH       CAP GROWTH
                                   GROWTH CL II    INCOME CL II        CL II        BOND CL II        CL II           CL II
                                  --------------  --------------  --------------  --------------  -------------   -------------
Units outstanding at
  December 31, 2015                  26,869,223      69,605,101      63,849,455      37,007,768      9,868,679      25,882,239
  Contract purchase payments            542,972       6,290,619       2,470,191       5,458,213        869,015       1,187,410
  Contract terminations,
    withdrawal payments and
    charges                          (3,388,217)     (8,989,329)     (7,911,880)     (3,463,820)    (1,846,633)     (2,969,036)
                                  --------------  --------------  --------------  --------------  -------------   -------------
Units outstanding at
  December 31, 2016                  24,023,978      66,906,391      58,407,766      39,002,161      8,891,061      24,100,613
  Contract purchase payments            448,806       3,054,218       1,080,276       4,586,927      2,372,686         470,657
  Contract terminations,
    withdrawal payments and
    charges                          (4,295,911)     (8,124,119)     (8,383,284)     (2,535,296)    (1,310,674)     (3,599,793)
                                  --------------  --------------  --------------  --------------  -------------   -------------
Units outstanding at
  December 31, 2017                  20,176,873      61,836,490      51,104,758      41,053,792      9,953,073      20,971,477
                                  ==============  ==============  ==============  ==============  =============   =============

                                                                    SEGREGATED SUB-ACCOUNTS
                                  ---------------------------------------------------------------------------------------------
                                                      IVY VIP         IVY VIP                        IVY VIP         IVY VIP
                                      IVY VIP        PATH MOD        PATH MOD      IVY VIP PATH     PATHFINDER      PATHFINDER
                                      NATURAL        AGG MVF         CON MVF          MOD MVF       AGGRESSIVE       CONSERV
                                     RES CL II         CL II           CL II           CL II          CL II           CL II
                                  --------------  --------------  --------------  --------------  -------------   -------------
Units outstanding at
  December 31, 2015                  33,612,121      49,451,042      24,975,196     252,688,811     13,271,878      27,495,279
  Contract purchase payments          8,802,397      13,687,984      12,531,591      81,712,973      1,071,067       1,585,344
  Contract terminations,
    withdrawal payments and
    charges                          (5,421,118)     (5,186,837)     (4,671,879)     (9,214,946)    (2,055,139)     (3,764,462)
                                  --------------  --------------  --------------  --------------  -------------   -------------
Units outstanding at
  December 31, 2016                  36,993,400      57,952,189      32,834,908     325,186,838     12,287,806      25,316,161
  Contract purchase payments          4,067,850       9,227,088       1,476,622      21,025,668      1,022,508       1,057,893
  Contract terminations,
    withdrawal payments and
    charges                         (10,164,852)     (4,196,586)     (3,747,254)    (11,558,377)    (2,721,514)     (5,030,757)
                                  --------------  --------------  --------------  --------------  -------------   -------------
Units outstanding at
  December 31, 2017                  30,896,398      62,982,691      30,564,276     334,654,129     10,588,800      21,343,297
                                  ==============  ==============  ==============  ==============  =============   =============

                                                                    Segregated Sub-Accounts
                                  ---------------------------------------------------------------------------------------------
                                      IVY VIP         IVY VIP         IVY VIP
                                    PATHFINDER      PATHFINDER      PATHFINDER        IVY VIP        IVY VIP         IVY VIP
                                     MOD AGGR        MOD CONS        MODERATE     SCIENCE & TECH    SMALL CAP       SMALL CAP
                                      CL II           CL II           CL II           CL II        CORE CL II      GROWTH CL II
                                  --------------  --------------  --------------  --------------  -------------   -------------
Units outstanding at
  December 31, 2015                 188,075,050      57,293,113     164,048,931      21,292,766     22,295,254      14,655,153
  Contract purchase payments            723,121         517,431         884,702       1,227,441      2,149,432       1,123,903
  Contract terminations,
    withdrawal payments and
    charges                         (11,060,498)     (4,124,562)     (9,991,321)     (3,933,212)    (4,168,483)     (1,623,938)
                                  --------------  --------------  --------------  --------------  -------------   -------------
Units outstanding at
  December 31, 2016                 177,737,673      53,685,982     154,942,312      18,586,995     20,276,203      14,155,118
  Contract purchase payments            554,948         307,420         376,425       3,841,291      3,077,946         361,550
  Contract terminations,
    withdrawal payments and
    charges                         (21,925,267)     (8,074,828)    (20,216,810)     (3,583,755)    (4,130,896)     (1,817,424)
                                  --------------  --------------  --------------  --------------  -------------   -------------
Units outstanding at
  December 31, 2017                 156,367,354      45,918,574     135,101,927      18,844,531     19,223,253      12,699,244
                                  ==============  ==============  ==============  ==============  =============   =============

                            VARIABLE ANNUITY ACCOUNT

                         Notes to Financial Statements

                               December 31, 2017

                                                                    SEGREGATED SUB-ACCOUNTS
                                  ---------------------------------------------------------------------------------------------
                                                                       JANUS                          JANUS
                                                       JANUS         HENDERSON         JANUS        HENDERSON         JANUS
                                   IVY VIP VALUE     HENDERSON     FLEXIBLE BOND     HENDERSON         MID          HENDERSON
                                       CL II        BALANCED SS         SS           FORTY SS       CP VAL SS      OVERSEAS SS
                                  --------------  --------------  --------------  --------------  -------------   -------------
Units outstanding at
  December 31, 2015                  42,247,025       9,583,902       7,734,750      17,310,280     16,837,754      22,096,401
  Contract purchase payments          2,247,562       1,401,390      10,577,233       2,734,881        864,637       1,794,626
  Contract terminations,
    withdrawal payments and
    charges                          (8,070,566)     (1,918,001)       (904,750)     (4,908,845)    (1,960,223)     (2,868,865)
                                  --------------  --------------  --------------  --------------  -------------   -------------
Units outstanding at
  December 31, 2016                  36,424,021       9,067,291      17,407,233      15,136,316     15,742,168      21,022,162
  Contract purchase payments            541,767         961,100       4,512,419       3,974,479        600,103       1,902,198
  Contract terminations,
    withdrawal payments and
    charges                          (5,201,931)     (1,003,531)     (1,241,163)     (3,909,114)    (1,622,788)     (5,083,144)
                                  --------------  --------------  --------------  --------------  -------------   -------------
Units outstanding at
  December 31, 2017                  31,763,857       9,024,860      20,678,489      15,201,681     14,719,483      17,841,216
                                  ==============  ==============  ==============  ==============  =============   =============

                                                                    SEGREGATED SUB-ACCOUNTS
                                  ---------------------------------------------------------------------------------------------
                                                   MFS VIT MID     MORGSTANLEY     MORNINGSTAR    MORNINGSTAR     MORNINGSTAR
                                   MFS VIT II      CAP GROWTH      VIF EMG MK      AGGR GROWTH    BALANCED ETF    CONSERVATIVE
                                  INTL VALUE SC      SER SC          EQ CL 2         ETF II            II            ETF II
                                  --------------  --------------  --------------  --------------  -------------   -------------
Units outstanding at
  December 31, 2015                   4,482,304         629,567      35,523,730       6,850,584     52,527,736      12,052,785
  Contract purchase payments          7,202,790         154,830       4,059,581       1,873,605      2,369,163       1,854,559
  Contract terminations,
    withdrawal payments and
    charges                            (642,179)       (231,550)     (5,048,829)     (1,841,480)    (4,641,772)     (1,448,666)
                                  --------------  --------------  --------------  --------------  -------------   -------------
Units outstanding at
  December 31, 2016                  11,042,915         552,847      34,534,482       6,882,709     50,255,127      12,458,678
  Contract purchase payments          2,907,035          67,871       6,119,773         779,591      1,425,118       1,918,477
  Contract terminations,
    withdrawal payments and
    charges                          (1,644,292)       (190,062)     (8,742,730)     (1,006,440)    (5,955,746)     (2,763,844)
                                  --------------  --------------  --------------  --------------  -------------   -------------
Units outstanding at
  December 31, 2017                  12,305,658         430,656      31,911,525       6,655,860     45,724,499      11,613,311
                                  ==============  ==============  ==============  ==============  =============   =============

                                                                    SEGREGATED SUB-ACCOUNTS
                                  ---------------------------------------------------------------------------------------------

                                   MORNINGSTAR    MORNINGSTAR INC   NEUBERGER      OPPENHEIMER    OPPENHEIMER      PIMCO VIT
                                     GROWTH         & GROWTH       BERMAN SOC       INTL GROW      MS SM CAP      GLB DIV ALL
                                     ETF II          ETF II         RESP S CL         VA SS          VA SS           ADV CL
                                  --------------  --------------  --------------  --------------  -------------   -------------
Units outstanding at
  December 31, 2015                  21,581,129      25,346,743       1,585,733      12,397,949      1,933,062      75,440,235
  Contract purchase payments          1,252,505         974,777         783,723       1,219,923        729,603      22,713,770
  Contract terminations,
    withdrawal payments and
    charges                          (2,390,972)     (2,451,965)       (200,473)       (969,906)      (411,388)     (4,500,909)
                                  --------------  --------------  --------------  --------------  -------------   -------------
Units outstanding at
  December 31, 2016                  20,442,662      23,869,555       2,168,983      12,647,966      2,251,277      93,653,096
  Contract purchase payments          1,668,892         688,885         362,371         469,648        317,739      20,375,372
  Contract terminations,
    withdrawal payments and
    charges                          (3,322,739)     (2,934,322)       (434,933)     (1,579,322)      (573,821)     (1,817,033)
                                  --------------  --------------  --------------  --------------  -------------   -------------
Units outstanding at
  December 31, 2017                  18,788,815      21,624,118       2,096,421      11,538,292      1,995,195     112,211,435
                                  ==============  ==============  ==============  ==============  =============   =============

                            VARIABLE ANNUITY ACCOUNT

                         Notes to Financial Statements

                               December 31, 2017

                                                                    SEGREGATED SUB-ACCOUNTS
                                  ---------------------------------------------------------------------------------------------
                                     PIMCO VIT                       PUTNAM VT
                                     LOW DUR         PIMCO VIT        EQUITY         PUTNAM VT      PUTNAM VT       PUTNAM VT
                                       PORT        TOTAL RETURN       INCOME        GROWTH AND      GROWTH OPP      INTER EQ
                                      ADV CL          ADV CL           CL IB       INC CL IB (a)    CL IB (b)         CL IB
                                  --------------  --------------  --------------  --------------  -------------   -------------
Units outstanding at
  December 31, 2015                  61,548,950     147,656,574       2,401,574       4,343,840             --       2,056,174
  Contract purchase payments          4,646,236       7,013,617         326,752       1,038,694      3,288,142         282,766
  Contract terminations,
    withdrawal payments and
    charges                          (6,249,714)    (16,292,718)       (356,363)     (2,406,405)    (1,549,458)       (326,514)
                                  --------------  --------------  --------------  --------------  -------------   -------------
Units outstanding at
  December 31, 2016                  59,945,472     138,377,473       2,371,963       2,976,129      1,738,684       2,012,426
  Contract purchase payments          7,191,198      11,527,959       3,880,897         722,930      1,630,258          68,354
  Contract terminations,
    withdrawal payments and
    charges                          (5,605,425)     (6,856,025)       (426,606)     (3,699,059)      (941,757)       (499,249)
                                  --------------  --------------  --------------  --------------  -------------   -------------
Units outstanding at
  December 31, 2017                  61,531,245     143,049,407       5,826,254              --      2,427,185       1,581,531
                                  ==============  ==============  ==============  ==============  =============   =============

                                                                    SEGREGATED SUB-ACCOUNTS
                                  ---------------------------------------------------------------------------------------------
                                     PUTNAM VT       PUTNAM VT                     SFT ADVANTUS    SFT ADVANTUS    SFT ADVANTUS
                                   MULTI-CAP GRO      VOYAGER      SFT ADVANTUS     DYNAMIC MGD     GOVT MONEY      INDEX 400
                                       CL IB         CL IB (c)       BOND CL 2          VOL           MARKET         MC CL 2
                                  --------------  --------------  --------------  --------------  -------------   -------------
Units outstanding at
  December 31, 2015                   1,608,779       3,328,112     124,618,248     187,165,507     33,415,889      20,505,012
  Contract purchase payments            436,108         635,058       7,826,915      55,116,051     15,575,728       3,851,435
  Contract terminations,
    withdrawal payments and
    charges                          (1,600,440)     (3,963,170)     (9,613,331)     (8,439,207)   (17,843,159)     (2,497,401)
                                  --------------  --------------  --------------  --------------  -------------   -------------
Units outstanding at
  December 31, 2016                     444,447              --     122,831,832     233,842,351     31,148,458      21,859,046
  Contract purchase payments            527,708              --       7,806,312      36,020,713      8,259,631       1,289,801
  Contract terminations,
    withdrawal payments and
    charges                            (345,598)             --      (7,898,583)     (5,763,130)   (15,653,387)     (4,754,397)
                                  --------------  --------------  --------------  --------------  -------------   -------------
Units outstanding at
  December 31, 2017                     626,557              --     122,739,561     264,099,934     23,754,702      18,394,450
                                  ==============  ==============  ==============  ==============  =============   =============

                                                                    SEGREGATED SUB-ACCOUNTS
                                  ---------------------------------------------------------------------------------------------
                                        SFT             SFT             SFT             SFT            SFT
                                     ADVANTUS        ADVANTUS        ADVANTUS        ADVANTUS        ADVANTUS
                                    INDEX 500       INTL BOND        MGD VOL         MORTGAGE      REAL ESTATE       SFT IVY
                                       CL 2            CL 2           EQUITY           CL 2            CL 2           GROWTH
                                  --------------  --------------  --------------  --------------  -------------   -------------
Units outstanding at
  December 31, 2015                  47,932,896      50,751,879       5,365,851      39,715,568     21,016,292      72,750,220
  Contract purchase payments          5,996,312       2,614,438     167,464,677       4,726,056      1,723,069       1,572,069
  Contract terminations,
    withdrawal payments and
    charges                          (5,179,460)     (4,610,774)       (830,228)     (4,281,532)    (2,723,983)     (9,542,245)
                                  --------------  --------------  --------------  --------------  -------------   -------------
Units outstanding at
  December 31, 2016                  48,749,748      48,755,543     172,000,300      40,160,092     20,015,378      64,780,044
  Contract purchase payments          3,795,523       2,353,745      49,163,513       2,239,145        992,267         618,567
  Contract terminations,
    withdrawal payments and
    charges                          (4,581,988)     (3,722,086)     (4,500,909)     (4,094,467)    (1,990,317)    (10,149,187)
                                  --------------  --------------  --------------  --------------  -------------   -------------
Units outstanding at
  December 31, 2017                  47,963,283      47,387,202     216,662,904      38,304,770     19,017,328      55,249,424
                                  ==============  ==============  ==============  ==============  =============   =============

                            VARIABLE ANNUITY ACCOUNT

                         Notes to Financial Statements

                               December 31, 2017

                                                                    SEGREGATED SUB-ACCOUNTS
                                  ---------------------------------------------------------------------------------------------
                                                                       SFT
                                     SFT IVY                       WELLINGTON       TOPS MGD        TOPS MGD        TOPS MGD
                                    SMALL CAP      SFT T. ROWE     CORE EQUITY      RISK BAL       RISK FLEX      RISK GROWTH
                                     GROWTH        PRICE VALUE        CL 2          ETF CL 2          ETF           ETF CL 2
                                  --------------  --------------  --------------  --------------  -------------   -------------
Units outstanding at
  December 31, 2015                  17,985,407      50,885,068      22,768,665      20,050,518     68,860,931      85,478,285
  Contract purchase payments          1,093,025         877,164         457,846       3,571,374     26,699,103       2,802,403
  Contract terminations,
    withdrawal payments and
    charges                          (2,608,380)     (5,826,080)     (4,565,524)     (2,142,086)    (2,719,417)    (14,841,732)
                                  --------------  --------------  --------------  --------------  -------------   -------------
Units outstanding at
  December 31, 2016                  16,470,052      45,936,152      18,660,987      21,479,806     92,840,617      73,438,956
  Contract purchase payments            829,632         328,295         160,027         973,365     20,801,229       2,504,182
  Contract terminations,
    withdrawal payments and
    charges                          (2,558,142)     (5,864,539)     (2,920,088)     (3,914,944)    (4,083,040)     (7,690,699)
                                  --------------  --------------  --------------  --------------  -------------   -------------
Units outstanding at
  December 31, 2017                  14,741,542      40,399,908      15,900,926      18,538,227    109,558,806      68,252,439
                                  ==============  ==============  ==============  ==============  =============   =============

                                   SEGREGATED SUB-ACCOUNTS
                                  --------------------------
                                          TOPS MGD
                                        RISK MOD GRO
                                          ETF CL 2
                                  --------------------------
Units outstanding at
  December 31, 2015                              26,689,496
  Contract purchase payments                      1,337,289
  Contract terminations,
    withdrawal payments and
    charges                                      (5,561,813)
                                  --------------------------
Units outstanding at
  December 31, 2016                               22,464,972
  Contract purchase payments                      1,311,998
  Contract terminations,
    withdrawal payments and
    charges                                      (2,050,032)
                                  --------------------------
Units outstanding at
  December 31, 2017                              21,726,938
                                  ==========================

--------
(a) For the year ended December 31, 2016 and for the period from January 1, 2017 through May 15, 2017.
(b) For the period from November 21, 2016 through December 31, 2016 and for the year ended December 31, 2017.
(c) For the period from January 1, 2016 through November 21, 2016.


                            VARIABLE ANNUITY ACCOUNT

                         NOTES TO FINANCIAL STATEMENTS

                               DECEMBER 31, 2017

(7)  FINANCIAL HIGHLIGHTS

     A summary of units outstanding, unit values, net assets, investment income ratios, expense ratios, and total returns for the years or periods ended December 31, 2017, 2016, 2015, 2014, and 2013 is as follows:

                                                 AT DECEMBER 31                       FOR THE YEARS OR PERIODS ENDED DECEMBER 31
                                 ----------------------------------------------  ---------------------------------------------------
                                                   UNIT FAIR                      INVESTMENT      EXPENSE           TOTAL RETURN
                                     UNITS        VALUE LOWEST                      INCOME      RATIO LOWEST          LOWEST
                                  OUTSTANDING      TO HIGHEST      NET ASSETS       RATIO*      TO HIGHEST**       TO HIGHEST***
                                 -------------  ---------------  --------------  -----------  ---------------  ---------------------
AB VPS DYNASSTALL CL B
   2017                            129,884,474  $  1.15 to 1.21  $  157,768,208     1.80%      1.20% to 2.35%     11.01% to 13.98%
   2016                            123,375,511     1.03 to 1.08     132,664,227     0.60%      1.20% to 2.35%      0.37% to 2.75%
   2015                             98,241,805     1.02 to 1.05     103,428,549     0.72%      1.20% to 2.35%    (4.17)% to (2.48)%
   2014                             47,776,277     1.06 to 1.08      51,576,228     0.40%      1.20% to 2.25%      1.18% to 2.96%
   2013 (a)                         14,706,473     1.04 to 1.05      15,419,356     0.16%      1.20% to 2.25%      3.63% to 4.85%

AB VPS INTL VALUE CL B
   2017                              1,064,265     0.66 to 0.72         764,257     2.11%      1.20% to 2.00%     21.47% to 23.61%
   2016                              1,326,000     0.52 to 0.58         770,341     1.09%      1.20% to 2.50%    (3.67)% to (1.98)%
   2015                              1,382,791     0.53 to 0.59         819,546     2.05%      1.20% to 2.50%     (0.58)% to 1.18%
   2014                              1,393,635     0.53 to 0.59         816,341     3.35%      1.20% to 2.50%    (9.18)% to (7.58)%
   2013                              1,466,750     0.58 to 0.63         929,598     5.79%      1.20% to 2.50%     19.17% to 21.27%

AM CENTURY VP INC & GRO CL II
   2017                              1,706,564     1.71 to 2.81       4,744,487     2.07%      1.20% to 2.35%     16.81% to 18.87%
   2016                              1,966,053     1.46 to 2.37       4,607,075     2.19%      1.20% to 2.35%     9.92% to 11.85%
   2015                              1,505,202     1.63 to 2.12       3,142,886     1.82%      1.20% to 2.35%    (8.68)% to (7.07)%
   2014                              1,782,099     1.82 to 2.28       3,998,749     1.80%      1.20% to 2.10%     9.07% to 10.99%
   2013                              1,725,231     1.67 to 2.05       3,484,096     1.94%      1.20% to 2.00%     31.55% to 33.87%

AM CENTURY VP INFL PRO CL II
   2017                             55,896,908     1.09 to 1.27      70,913,713     2.62%      1.20% to 2.70%      0.67% to 3.36%
   2016                             55,809,466     1.08 to 1.24      69,117,411     1.83%      1.20% to 2.70%      1.36% to 3.77%
   2015                             60,467,019     1.06 to 1.20      72,601,127     1.97%      1.20% to 2.70%    (5.30)% to (3.63)%
   2014                             63,686,918     1.12 to 1.25      79,348,477     1.31%      1.20% to 2.70%      0.30% to 2.07%
   2013                             60,534,226     1.11 to 1.22      73,893,030     1.61%      1.20% to 2.70%   (11.14)% to (9.57)%

AMER FUNDS IS GLBL BOND CL 2
   2017                             12,481,352     0.94 to 1.07      12,758,060     0.39%      0.15% to 2.45%      3.76% to 6.70%
   2016                              9,219,030     0.90 to 1.00       8,925,291     0.66%      0.15% to 2.45%     (0.26)% to 2.56%
   2015                              6,453,310     0.90 to 0.98       6,153,395     0.05%      0.15% to 2.45%    (6.85)% to (4.21)%
   2014                              4,199,585     0.96 to 1.02       4,224,257     1.38%      0.15% to 2.45%     (1.56)% to 1.24%
   2013                              3,245,422     0.97 to 1.01       3,258,095     0.00%      0.15% to 2.45%    (5.41)% to (2.72)%

AMER FUNDS IS GLBL GROWTH CL 2
   2017                              8,510,494     1.65 to 2.02      15,212,264     0.70%      0.15% to 2.20%     27.66% to 31.27%
   2016                              8,123,364     1.26 to 1.54      11,164,434     0.94%      0.15% to 2.50%     (2.30)% to 0.47%
   2015                              7,395,103     1.29 to 1.53      10,205,737     1.08%      0.15% to 2.50%      3.83% to 6.78%
   2014                              6,538,242     1.24 to 1.43       8,536,287     1.28%      0.15% to 2.50%     (0.66)% to 2.16%
   2013                              5,134,763     1.24 to 1.40       6,647,032     1.53%      0.15% to 2.50%     25.43% to 28.98%

AMER FUNDS IS GLBL SM CP CL 2
   2017                              8,081,844     1.28 to 1.75      11,531,864     0.43%      0.15% to 2.70%     22.25% to 25.71%
   2016                              7,033,452     1.06 to 1.39       8,074,827     0.27%      0.15% to 2.50%     (0.86)% to 1.95%
   2015                              5,816,934     1.06 to 1.37       6,624,674     0.00%      0.15% to 2.50%     (2.65)% to 0.12%
   2014                              3,723,569     1.09 to 1.37       4,298,890     0.12%      0.15% to 2.50%     (0.85)% to 1.97%
   2013                              2,713,804     1.09 to 1.34       3,090,006     0.79%      0.15% to 2.50%     24.56% to 28.09%

AMER FUNDS IS GROWTH CL 2
   2017                             23,982,641     1.85 to 2.02      48,400,540     0.53%      1.20% to 2.50%     24.58% to 27.91%
   2016                             22,180,173     1.48 to 1.59      35,311,313     0.80%      1.20% to 2.50%      6.31% to 8.84%
   2015                             19,494,302     1.38 to 1.47      28,687,226     0.68%      1.20% to 2.50%      3.75% to 5.58%
   2014                             14,585,631     1.33 to 1.39      20,328,839     0.89%      1.20% to 2.50%      5.36% to 7.22%
   2013                             12,048,148     1.26 to 1.30      15,662,258     1.17%      1.20% to 2.50%     26.33% to 28.56%

AMER FUNDS IS GROWTH-INC CL 2
   2017                             14,681,074     1.87 to 2.03      29,780,789     1.29%      1.20% to 2.45%     18.84% to 22.02%
   2016                             18,071,816     1.56 to 1.68      30,314,808     1.64%      1.20% to 2.45%     8.29% to 10.86%
   2015                             13,268,242     1.43 to 1.52      20,197,968     1.62%      1.20% to 2.50%     (1.49)% to 0.24%
   2014                              8,257,642     1.45 to 1.52      12,539,893     1.52%      1.20% to 2.50%      7.42% to 9.32%
   2013                              6,137,442     1.34 to 1.39       8,526,063     1.77%      1.20% to 2.50%     29.63% to 31.91%

                            VARIABLE ANNUITY ACCOUNT

                         NOTES TO FINANCIAL STATEMENTS

                               DECEMBER 31, 2017

                                                 AT DECEMBER 31                       FOR THE YEARS OR PERIODS ENDED DECEMBER 31
                                 ----------------------------------------------  ---------------------------------------------------
                                                   UNIT FAIR                      INVESTMENT      EXPENSE           TOTAL RETURN
                                     UNITS        VALUE LOWEST                      INCOME      RATIO LOWEST          LOWEST
                                  OUTSTANDING      TO HIGHEST      NET ASSETS       RATIO*      TO HIGHEST**       TO HIGHEST***
                                 -------------  ---------------  --------------  -----------  ---------------  ---------------------
AMER FUNDS IS INTL CL 2
   2017                             13,816,082     1.20 to 1.64      18,460,055     1.28%      0.15% to 2.70%     28.32% to 31.95%
   2016                             14,209,167     0.93 to 1.24      14,498,583     1.38%      0.15% to 2.70%      0.53% to 3.38%
   2015                             14,409,869     0.92 to 1.20      14,363,362     1.55%      0.15% to 2.70%    (7.30)% to (4.67)%
   2014                             13,361,139     1.00 to 1.26      14,093,439     1.55%      0.15% to 2.70%    (5.48)% to (2.80)%
   2013                              9,981,565     1.05 to 1.30      10,967,217     1.83%      0.15% to 2.70%     18.11% to 21.45%


AMER FUNDS IS NEW WORLD CL 2
   2017                             10,293,485     1.09 to 1.43      12,575,951     0.94%      0.15% to 2.70%     25.69% to 29.25%
   2016                              9,834,097     0.88 to 1.11       9,352,789     0.87%      0.15% to 2.45%      2.21% to 5.10%
   2015                              7,991,772     0.86 to 1.06       7,289,640     0.59%      0.15% to 2.45%    (5.96)% to (3.29)%
   2014                              6,022,669     0.91 to 1.09       5,741,818     1.09%      0.15% to 2.45%   (10.55)% to (8.01)%
   2013                              4,719,618     1.01 to 1.19       4,953,443     1.74%      0.15% to 2.45%     8.15% to 11.21%

AMER FUNDS IS US GOVT/AAA CL 2
   2017                             12,580,937     1.01 to 1.07      13,394,184     1.38%      0.15% to 2.00%     (1.36)% to 1.44%
   2016                             11,704,406     0.99 to 1.06      12,409,965     1.47%      0.15% to 2.45%     (1.75)% to 1.04%
   2015                              8,602,778     1.00 to 1.06       9,122,486     1.53%      0.15% to 2.45%     (1.36)% to 1.44%
   2014                              7,087,217     1.01 to 1.06       7,477,491     1.12%      0.15% to 2.45%      1.96% to 4.86%
   2013                              5,920,197     0.98 to 1.02       6,021,398     0.80%      0.15% to 2.45%    (5.89)% to (3.22)%

CLEARBRIDGE VAR SM GRO CL II
   2017                              9,286,956     1.19 to 1.22      11,305,983     0.00%      1.20% to 2.20%     20.32% to 23.54%
   2016                              1,710,336     0.98 to 0.99       1,700,508     0.00%      1.20% to 2.20%      2.48% to 4.91%
   2015 (b)                            890,548     0.95 to 0.95         849,020     0.00%      1.20% to 2.10%    (5.76)% to (4.65)%

FIDELITY VIP EQUITY-INCOME SC2
   2017                             29,150,137     1.51 to 2.85      74,769,748     1.43%      0.15% to 2.50%     9.39% to 12.48%
   2016                             35,486,982     1.36 to 2.54      81,880,565     2.28%      0.15% to 2.50%     14.30% to 17.53%
   2015                             35,793,713     1.53 to 2.16      70,913,034     2.86%      0.15% to 2.50%    (7.02)% to (4.38)%
   2014                             40,504,113     1.12 to 2.26      84,793,006     2.53%      0.15% to 2.70%      5.33% to 8.32%
   2013                             46,093,306     1.07 to 2.08      90,035,968     2.28%      0.15% to 2.70%     24.11% to 27.64%

FIDELITY VIP MID CAP SC2
   2017                              8,546,622     1.91 to 5.91      40,237,967     0.49%      0.15% to 2.50%     17.04% to 20.36%
   2016                              9,231,817     1.63 to 4.91      36,510,194     0.31%      0.15% to 2.50%     8.68% to 11.76%
   2015                             10,235,423     2.43 to 4.39      36,635,920     0.24%      0.15% to 2.50%    (4.49)% to (1.78)%
   2014                             11,700,083     2.54 to 4.47      43,106,140     0.02%      0.15% to 2.50%      2.95% to 5.87%
   2013                             12,574,426     2.45 to 4.23      44,258,430     0.27%      0.15% to 2.50%     31.92% to 35.67%

FRANKLIN DEV MKTS VIP CL 2
   2017                             10,013,524     1.09 to 3.57      29,191,896     0.98%      0.15% to 2.50%     36.34% to 40.20%
   2016                              9,834,949     0.79 to 2.57      21,167,985     0.80%      0.15% to 2.50%     14.04% to 17.26%
   2015                             10,479,753     1.12 to 2.22      19,589,327     2.01%      0.15% to 2.50%   (21.94)% to (19.72)%
   2014                             10,524,450     1.41 to 2.79      24,440,100     1.49%      0.15% to 2.50%   (11.06)% to (8.53)%
   2013                             11,407,559     1.56 to 3.09      28,915,223     1.94%      0.15% to 2.50%    (3.80)% to (1.07)%

FRANKLIN MUTUAL SHS VIP CL 2
   2017                              4,190,741     1.46 to 2.56      10,649,793     2.72%      1.20% to 2.45%      5.21% to 7.06%
   2016                              2,650,681     1.80 to 2.40       6,244,316     1.97%      1.20% to 2.45%     12.69% to 14.68%
   2015                              3,135,716     1.58 to 2.09       6,445,223     3.01%      1.20% to 2.50%    (7.70)% to (6.07)%
   2014                              4,063,516     1.71 to 2.22       8,915,822     1.96%      1.20% to 2.50%      4.01% to 5.84%
   2013                              4,885,422     1.63 to 2.10      10,088,874     2.04%      1.20% to 2.50%     24.54% to 26.73%

FRANKLIN SMALL CP VAL VIP CL 2
   2017                             15,748,220     1.60 to 1.87      29,386,671     0.46%      1.20% to 2.70%     7.45% to 10.32%
   2016                             21,381,321     1.45 to 1.71      36,490,421     0.79%      1.20% to 2.95%     26.41% to 29.41%
   2015                             18,141,802     1.15 to 1.33      24,068,722     0.63%      1.20% to 2.95%   (10.08)% to (8.49)%
   2014                             17,745,713     1.28 to 1.45      25,728,082     0.60%      1.20% to 2.95%    (2.35)% to (0.63)%
   2013                             15,084,012     1.31 to 1.46      22,007,745     1.26%      1.20% to 2.95%     32.28% to 34.62%

FRANKLIN SM-MD CP GR VIP CL 2
   2017                              4,766,619     1.51 to 3.12       9,497,577     0.00%      0.15% to 2.45%     17.88% to 21.22%
   2016                              5,252,793     1.26 to 2.60       8,851,759     0.00%      0.15% to 2.45%      1.15% to 4.01%
   2015                              6,223,230     1.23 to 2.53      10,189,765     0.00%      0.15% to 2.45%    (5.49)% to (2.80)%
   2014                              6,708,673     1.28 to 2.63      11,531,092     0.00%      0.15% to 2.45%      4.35% to 7.31%
   2013                              7,645,242     1.21 to 2.47      12,502,680     0.00%      0.15% to 2.45%     34.14% to 37.95%

                            VARIABLE ANNUITY ACCOUNT

                         NOTES TO FINANCIAL STATEMENTS

                               DECEMBER 31, 2017

                                                 AT DECEMBER 31                       FOR THE YEARS OR PERIODS ENDED DECEMBER 31
                                 ----------------------------------------------  ---------------------------------------------------
                                                   UNIT FAIR                      INVESTMENT      EXPENSE           TOTAL RETURN
                                     UNITS        VALUE LOWEST                      INCOME      RATIO LOWEST          LOWEST
                                  OUTSTANDING      TO HIGHEST      NET ASSETS       RATIO*      TO HIGHEST**       TO HIGHEST***
                                 -------------  ---------------  --------------  -----------  ---------------  ---------------------
GOLDMAN SACHS VI HQ FLT RT SS
   2017                             38,287,569     0.95 to 1.05      40,213,342     1.27%      1.20% to 2.45%     (1.48)% to 1.16%
   2016                             37,151,922     0.96 to 1.05      38,919,618     1.00%      1.20% to 2.45%     (1.92)% to 0.41%
   2015                             36,212,613     0.98 to 1.05      38,011,013     0.44%      1.20% to 2.45%    (3.32)% to (1.61)%
   2014                             36,182,709     1.01 to 1.07      38,600,763     0.30%      1.20% to 2.10%    (2.99)% to (1.27)%
   2013                             33,133,371     1.03 to 1.08      35,805,714     0.46%      1.20% to 2.45%    (2.52)% to (0.80)%

GOLDMAN SACHS VIT GBL TRNDS SS
   2017                            120,952,473     1.10 to 1.15     138,687,440     0.31%      1.20% to 2.15%     9.83% to 12.77%
   2016                            114,933,333     0.99 to 1.03     117,911,955     0.31%      1.20% to 2.15%      1.31% to 3.72%
   2015                             97,516,000     0.98 to 1.00      97,038,369     0.11%      1.20% to 1.95%    (8.55)% to (6.94)%
   2014                             57,148,115     1.05 to 1.07      61,108,844     0.06%      1.20% to 2.10%      0.92% to 2.71%
   2013 (a)                         20,677,503         1.04          21,528,667     0.10%      1.20% to 2.00%      2.91% to 4.12%

INVESCO VI AMER VALUE SR II
   2017                              5,878,078     1.42 to 1.66       9,760,708     0.60%      1.20% to 2.70%      6.5% to 9.35%
   2016                              6,023,777     1.33 to 1.53       9,229,462     0.12%      1.20% to 2.70%     11.88% to 14.53%
   2015                              5,628,822     1.19 to 1.35       7,575,022     0.01%      1.20% to 2.70%   (12.00)% to (10.44)%
   2014                              4,062,941     1.35 to 1.50       6,105,164     0.21%      1.20% to 2.70%      6.30% to 8.17%
   2013                              3,153,968     1.27 to 1.39       4,381,262     0.65%      1.20% to 2.70%     30.05% to 32.34%

INVESCO VI COMSTOCK SR II
   2017                             19,423,798     1.78 to 3.05      59,173,015     2.05%      1.20% to 2.45%     14.17% to 17.22%
   2016                             19,290,413     1.54 to 2.62      50,583,685     1.34%      1.20% to 2.45%     13.60% to 16.29%
   2015                             21,375,781     1.71 to 2.27      48,489,273     1.66%      1.20% to 2.45%    (8.92)% to (7.31)%
   2014                             20,328,052     1.87 to 2.45      49,751,315     1.15%      1.20% to 2.45%      5.93% to 7.80%
   2013                             16,599,622     1.75 to 2.27      37,687,180     1.59%      1.20% to 2.45%     31.71% to 34.04%

INVESCO VI EQUITY & INC SR II
   2017                              3,926,062     1.44 to 1.98       7,723,635     1.59%      1.20% to 2.45%     7.57% to 10.45%
   2016                              2,810,199     1.31 to 1.81       5,038,654     1.55%      1.20% to 2.25%     11.51% to 14.15%
   2015                              2,623,652     1.30 to 1.59       4,142,909     2.43%      1.20% to 2.25%    (5.42)% to (3.75)%
   2014                              2,162,430     1.36 to 1.65       3,539,985     1.76%      1.20% to 2.25%      5.60% to 7.47%
   2013                              1,495,474     1.28 to 1.54       2,266,429     1.55%      1.20% to 2.25%     21.26% to 23.40%

INVESCO VI GROWTH & INC SR II
   2017                              2,685,321     1.81 to 3.12       8,379,934     1.25%      1.20% to 2.10%     10.73% to 12.68%
   2016                              3,277,045     1.61 to 2.77       9,075,732     0.82%      1.20% to 2.35%     15.97% to 18.01%
   2015                              1,223,875     1.79 to 2.35       2,872,050     2.41%      1.20% to 2.50%    (6.12)% to (4.47)%
   2014                              1,434,525     1.90 to 2.46       3,523,821     1.47%      1.20% to 2.50%      6.77% to 8.65%
   2013                              1,779,511     1.77 to 2.26       4,023,181     1.34%      1.20% to 2.50%     29.88% to 32.17%

INVESCO VI SM CAP EQTY SR II
   2017                             12,859,165     1.41 to 1.64      21,120,631     0.00%      1.20% to 2.70%     10.43% to 13.39%
   2016                             14,238,814     1.27 to 1.46      20,811,129     0.00%      1.20% to 2.70%     8.60% to 11.17%
   2015                             15,533,334     1.17 to 1.32      20,544,059     0.00%      1.20% to 2.70%    (8.48)% to (6.87)%
   2014                             16,624,811     1.27 to 1.42      23,608,195     0.00%      1.20% to 2.70%     (0.88)% to 0.87%
   2013                             16,800,802     1.28 to 1.41      23,652,925     0.00%      1.20% to 2.70%     33.11% to 35.45%

IVY VIP ADV RE SEC CL II
   2017                              4,241,131     1.44 to 2.58      10,940,647     1.31%      1.25% to 2.35%      2.95% to 4.08%
   2016                              4,900,297     1.39 to 2.48      12,144,828     1.07%      1.25% to 2.35%      1.85% to 2.97%
   2015                              5,392,588     1.36 to 2.41      12,978,484     1.01%      1.25% to 2.35%      2.35% to 3.48%
   2014                              6,610,779     1.32 to 2.33      15,374,171     1.03%      1.25% to 2.35%     27.15% to 28.55%
   2013                              7,305,391     1.04 to 1.81      13,215,918     1.11%      1.25% to 2.35%    (1.22)% to (0.13)%

IVY VIP ASSET STRATEGY CL II
   2017                             48,881,786     1.02 to 3.04     145,050,136     1.54%      1.20% to 2.50%     14.85% to 17.92%
   2016                             57,198,258     0.88 to 2.60     145,355,667     0.59%      1.20% to 2.70%    (5.39)% to (3.15)%
   2015                             67,358,063     0.92 to 2.71     178,007,763     0.36%      1.20% to 2.70%   (11.01)% to (9.44)%
   2014                             74,476,886     1.03 to 2.99     217,560,150     0.49%      1.20% to 2.75%    (8.02)% to (6.40)%
   2013                             78,191,693     1.11 to 3.19     244,199,910     1.28%      1.20% to 2.70%     21.50% to 23.64%

IVY VIP BALANCED CL II
   2017                             28,758,018     1.24 to 9.25     108,956,665     1.60%      0.15% to 2.45%     8.14% to 11.20%
   2016                             32,270,184     1.13 to 8.32     110,047,146     1.38%      0.15% to 2.35%     (0.93)% to 1.88%
   2015                             34,877,083     1.13 to 8.16     120,157,549     0.91%      0.15% to 2.35%    (3.22)% to (0.47)%
   2014                             35,921,678     1.15 to 8.20     130,175,660     0.93%      0.15% to 2.50%      4.45% to 7.41%
   2013                             36,894,554     1.09 to 7.64     129,179,988     1.44%      0.15% to 2.50%     20.10% to 23.51%

                            VARIABLE ANNUITY ACCOUNT

                         NOTES TO FINANCIAL STATEMENTS

                               DECEMBER 31, 2017

                                                 AT DECEMBER 31                       FOR THE YEARS OR PERIODS ENDED DECEMBER 31
                                 ----------------------------------------------  ---------------------------------------------------
                                                   UNIT FAIR                      INVESTMENT      EXPENSE           TOTAL RETURN
                                     UNITS        VALUE LOWEST                      INCOME      RATIO LOWEST          LOWEST
                                  OUTSTANDING      TO HIGHEST      NET ASSETS       RATIO*      TO HIGHEST**       TO HIGHEST***
                                 -------------  ---------------  --------------  -----------  ---------------  ---------------------
IVY VIP BOND CL II
   2017                             99,255,005     1.06 to 1.40     139,237,719     1.57%      1.25% to 2.35%      1.61% to 2.73%
   2016                             97,186,829     1.04 to 1.37     132,718,740     2.34%      1.25% to 2.35%      1.62% to 2.74%
   2015                            103,645,819     1.02 to 1.33     137,757,285     2.92%      1.25% to 2.35%    (2.13)% to (1.04)%
   2014                            109,220,233     1.04 to 1.34     146,697,373     3.75%      1.25% to 2.35%      1.91% to 3.04%
   2013                            104,942,376     1.01 to 1.30     136,792,290     3.30%      1.25% to 2.35%    (4.36)% to (3.31)%

IVY VIP CORE EQUITY CL II
   2017                             35,513,180     1.42 to 3.20     105,701,928     0.44%      0.15% to 2.45%     17.25% to 20.57%
   2016                             39,782,237     1.20 to 2.65      99,292,010     0.45%      0.15% to 2.70%      0.73% to 3.58%
   2015                             42,301,761     1.18 to 2.57     102,974,780     0.35%      0.15% to 2.70%    (3.58)% to (0.84)%
   2014                             44,306,736     1.21 to 2.62     109,770,382     0.49%      0.15% to 2.75%      6.49% to 9.51%
   2013                             41,539,661     1.12 to 2.42      94,277,730     0.49%      0.15% to 2.70%     29.63% to 33.31%

IVY VIP DIVIDEND OPP CL II
   2017                              9,197,541     1.39 to 2.31      21,274,745     1.27%      1.25% to 2.35%     12.89% to 14.13%
   2016                             10,656,725     1.23 to 2.03      21,597,757     1.26%      1.25% to 2.35%      4.48% to 5.63%
   2015                             11,686,779     1.17 to 1.92      22,422,853     1.29%      1.25% to 2.35%    (4.33)% to (3.27)%
   2014                             13,352,998     1.21 to 1.98      26,486,148     1.16%      1.25% to 2.35%      7.29% to 8.48%
   2013                             14,869,053     1.12 to 1.83      27,188,761     1.55%      1.25% to 2.35%     26.60% to 28.00%

IVY VIP ENERGY CL II
   2017                              5,658,847     0.81 to 1.08       6,132,622     0.77%      1.25% to 2.35%   (14.67)% to (13.73)%
   2016                              5,561,489     0.94 to 1.26       6,986,082     0.14%      1.25% to 2.35%     31.43% to 32.88%
   2015                              6,007,854     0.71 to 0.95       5,679,106     0.06%      1.25% to 2.35%   (23.95)% to (23.11)%
   2014                              5,753,035     0.93 to 1.23       7,072,992     0.00%      1.25% to 2.35%   (12.64)% to (11.67)%
   2013                              6,109,963     1.05 to 1.39       8,504,437     0.00%      1.25% to 2.35%     24.80% to 26.18%

IVY VIP GLOBAL BOND CL II
   2017                              6,075,336     1.02 to 1.08       6,553,101     2.75%      1.25% to 2.10%      1.85% to 2.98%
   2016                              6,418,348     1.00 to 1.05       6,722,983     3.57%      1.25% to 2.10%      4.56% to 5.71%
   2015                              6,759,875     0.95 to 0.99       6,698,183     3.70%      1.25% to 2.10%    (4.91)% to (3.86)%
   2014                              7,019,226     1.00 to 1.03       7,234,714     2.25%      1.25% to 2.10%    (2.14)% to (1.06)%
   2013                              6,933,787     1.02 to 1.04       7,223,250     0.00%      1.25% to 2.10%     (0.62)% to 0.48%

IVY VIP GLOBAL GROWTH CL II
   2017                             27,217,889     1.31 to 2.57      66,215,059     0.05%      1.20% to 2.45%     20.92% to 24.15%
   2016                             31,623,038     1.07 to 2.09      62,464,755     0.22%      1.20% to 2.45%    (5.85)% to (3.62)%
   2015                             33,490,781     1.03 to 2.18      69,043,299     0.42%      1.20% to 2.70%      0.39% to 2.16%
   2014                             36,111,781     1.02 to 2.14      72,784,181     2.11%      1.20% to 2.75%    (1.98)% to (0.25)%
   2013                             35,159,144     1.04 to 2.14      70,734,187     0.86%      1.20% to 2.70%     15.76% to 17.80%

IVY VIP GOVT MONEY MARKET CL II
   2017                             10,306,425     0.88 to 0.99      10,178,688     0.58%      1.25% to 2.10%    (1.74)% to (0.66)%
   2016                             10,552,171     0.89 to 0.99      10,490,486     0.12%      1.25% to 2.10%    (2.19)% to (1.11)%
   2015                             12,701,671     0.91 to 1.01      12,769,086     0.02%      1.25% to 2.10%    (2.30)% to (1.22)%
   2014                             12,038,044     0.93 to 1.02      12,251,690     0.02%      1.25% to 2.10%    (2.30)% to (1.22)%
   2013                             13,444,125     0.95 to 1.03      13,852,053     0.02%      1.25% to 2.10%    (2.30)% to (1.22)%

IVY VIP GROWTH CL II
   2017                             20,176,873     1.71 to 2.95      59,438,310     0.25%      0.15% to 2.35%     26.34% to 27.74%
   2016                             24,023,978     1.35 to 2.31      55,403,413     0.02%      0.15% to 2.35%    (1.12)% to (0.03)%
   2015                             26,869,223     1.35 to 2.31      61,983,332     0.11%      0.15% to 2.35%      4.68% to 5.84%
   2014                             30,275,987     1.28 to 2.18      65,989,998     0.24%      0.15% to 2.35%     9.21% to 10.42%
   2013                             86,466,716     1.15 to 6.65     213,651,585     0.43%      0.15% to 2.70%     32.49% to 36.25%

IVY VIP HIGH INCOME CL II
   2017                             61,836,490     1.08 to 2.30      88,953,258     5.56%      1.20% to 2.70%      3.59% to 6.36%
   2016                             66,906,391     1.04 to 2.18      92,040,204     7.40%      1.20% to 2.95%     12.82% to 15.50%
   2015                             69,605,101     0.92 to 1.90      85,240,150     6.18%      1.20% to 2.95%    (9.22)% to (7.62)%
   2014                             73,091,861     1.01 to 2.06      98,039,313     5.60%      1.20% to 3.00%     (1.06)% to 0.69%
   2013                             29,855,621     1.02 to 2.04      53,904,115     4.48%      1.20% to 2.95%      7.29% to 9.18%

                            VARIABLE ANNUITY ACCOUNT

                         NOTES TO FINANCIAL STATEMENTS

                               DECEMBER 31, 2017

                                                 AT DECEMBER 31                       FOR THE YEARS OR PERIODS ENDED DECEMBER 31
                                 ----------------------------------------------  ---------------------------------------------------
                                                   UNIT FAIR                      INVESTMENT      EXPENSE           TOTAL RETURN
                                     UNITS        VALUE LOWEST                      INCOME      RATIO LOWEST          LOWEST
                                  OUTSTANDING      TO HIGHEST      NET ASSETS       RATIO*      TO HIGHEST**       TO HIGHEST***
                                 -------------  ---------------  --------------  -----------  ---------------  ---------------------
IVY VIP INTL CORE EQUITY CL II
   2017                             51,104,758     1.11 to 7.25     161,570,566     1.41%      0.15% to 2.70%     19.59% to 22.97%
   2016                             58,407,766     0.90 to 5.89     150,580,435     1.38%      0.15% to 2.95%     (1.85)% to 0.93%
   2015                             63,849,455     0.92 to 5.84     164,116,138     1.29%      0.15% to 2.95%    (3.82)% to (1.09)%
   2014                             69,049,904     0.96 to 5.90     181,226,029     2.53%      0.15% to 3.00%     (1.51)% to 1.29%
   2013                             75,575,716     0.97 to 5.83     198,584,479     1.65%      0.15% to 2.95%     21.28% to 24.72%


IVY VIP LIMITED-TERM BOND CL II
   2017                             41,053,792     0.96 to 1.02      41,759,776     1.56%      1.25% to 2.10%     (0.95)% to 0.15%
   2016                             39,002,161     0.97 to 1.02      39,615,179     1.48%      1.25% to 2.10%     (0.42)% to 0.68%
   2015                             37,007,768     0.97 to 1.01      37,336,399     1.52%      1.25% to 2.10%    (1.47)% to (0.38)%
   2014                             35,060,416     0.98 to 1.01      35,507,176     0.56%      1.25% to 2.10%    (1.37)% to (0.28)%
   2013                             29,301,920     0.99 to 1.02      29,758,599     0.00%      1.25% to 2.35%    (2.84)% to (1.77)%

IVY VIP MICRO CAP GROWTH CL II
   2017                              9,953,073     1.21 to 4.15      30,332,339     0.00%      0.15% to 2.40%      5.67% to 8.67%
   2016                              8,891,061     1.13 to 3.82      23,945,771     0.00%      0.15% to 2.50%     10.01% to 13.12%
   2015                              9,868,679     1.01 to 3.37      23,559,362     0.00%      0.15% to 2.50%   (11.80)% to (9.30)%
   2014                             11,200,328     1.13 to 3.72      29,998,995     0.00%      0.15% to 2.50%    (4.60)% to (1.89)%
   2013                             12,081,016     1.17 to 3.79      33,572,563     0.00%      0.15% to 2.45%     52.72% to 57.05%

IVY VIP MID CAP GROWTH CL II
   2017                             20,971,477     1.38 to 3.15      65,783,331     0.00%      1.20% to 2.50%     23.22% to 26.52%
   2016                             24,100,613     1.11 to 2.51      60,308,547     0.00%      1.20% to 2.70%      3.04% to 5.48%
   2015                             25,882,239     1.06 to 2.39      61,788,557     0.00%      1.20% to 2.70%    (8.52)% to (6.90)%
   2014                             26,623,415     1.15 to 2.57      68,287,685     0.00%      1.20% to 2.75%      4.73% to 6.58%
   2013                             25,625,540     1.09 to 2.41      61,674,250     0.00%      1.20% to 2.70%     26.16% to 28.39%

IVY VIP NATURAL RES CL II
   2017                             30,896,398     0.51 to 1.13      34,918,213     0.15%      1.20% to 2.70%     (0.02)% to 2.66%
   2016                             36,993,400     0.58 to 1.11      41,112,391     0.70%      1.20% to 2.50%     20.22% to 23.07%
   2015                             33,612,121     0.43 to 0.91      30,520,850     0.10%      1.20% to 2.70%   (24.65)% to (23.32)%
   2014                             28,496,741     0.56 to 1.19      33,736,824     0.00%      1.20% to 2.75%   (15.57)% to (14.07)%
   2013                             28,606,857     0.67 to 1.38      39,420,130     0.00%      1.20% to 2.70%      4.67% to 6.52%

IVY VIP PATH MOD AGG MVF CL II
   2017                             62,982,691     1.19 to 1.23      77,083,895     0.45%      1.20% to 1.95%     12.34% to 15.35%
   2016                             57,952,189     1.05 to 1.07      62,068,588     0.90%      1.20% to 1.95%     (0.61)% to 1.75%
   2015                             49,451,042     1.04 to 1.06      52,387,086     0.00%      1.20% to 1.95%    (3.59)% to (1.89)%
   2014                             30,952,583     1.07 to 1.08      33,433,493     1.98%      1.20% to 2.00%      0.89% to 2.67%
   2013 (c)                          4,483,033         1.05           4,718,009     0.00%      1.20% to 1.85%      4.81% to 5.25%

IVY VIP PATH MOD CON MVF CL II
   2017                             30,564,276     1.09 to 1.15      35,051,735     0.42%      1.20% to 2.35%     8.60% to 11.51%
   2016                             32,834,908     1.01 to 1.04      34,087,877     0.52%      1.20% to 2.10%     (1.73)% to 0.60%
   2015                             24,975,196     1.02 to 1.04      25,940,994     0.00%      1.20% to 2.00%    (3.41)% to (1.70)%
   2014                             13,062,845     1.05 to 1.06      13,808,708     1.13%      1.20% to 2.10%      0.06% to 1.83%
   2013 (c)                          1,511,308         1.04           1,569,503     0.00%      1.20% to 1.85%      3.42% to 3.86%

IVY VIP PATH MOD MVF CL II
   2017                            334,654,129     1.16 to 1.19     399,263,202     0.45%      1.20% to 1.90%     10.50% to 13.46%
   2016                            325,186,838     1.04 to 1.06     345,138,193     0.57%      1.20% to 1.90%     (1.14)% to 1.21%
   2015                            252,688,811     1.04 to 1.06     266,681,466     0.00%      1.20% to 1.90%    (3.32)% to (1.61)%
   2014                            118,871,914     1.06 to 1.07     127,553,733     1.17%      1.20% to 1.90%      0.73% to 2.51%
   2013 (c)                         12,202,626         1.05          12,777,268     0.00%      1.20% to 1.85%      4.28% to 4.72%

IVY VIP PATHFINDER AGGRESSIVE CL II
   2017                             10,588,800     1.37 to 1.67      17,728,952     0.90%      1.25% to 2.35%     17.06% to 18.35%
   2016                             12,287,806     1.16 to 1.41      17,383,185     1.47%      1.25% to 2.10%      2.38% to 3.51%
   2015                             13,271,878     1.13 to 1.37      18,139,163     2.72%      1.25% to 2.10%    (1.99)% to (0.91)%
   2014                             11,881,250     1.14 to 1.38      16,387,496     0.85%      1.25% to 2.10%      2.42% to 3.56%
   2013                             11,324,682     1.11 to 1.33      15,083,577     6.82%      1.25% to 2.10%     24.18% to 25.56%

IVY VIP PATHFINDER CONSERV CL II
   2017                             21,343,297     1.19 to 1.39      29,589,078     0.72%      1.25% to 2.10%      7.95% to 9.14%
   2016                             25,316,161     1.09 to 1.27      32,156,119     1.16%      1.25% to 2.10%      0.46% to 1.57%
   2015                             27,495,279     1.08 to 1.25      34,384,095     1.15%      1.25% to 2.10%    (1.88)% to (0.80)%
   2014                             29,844,909     1.09 to 1.26      37,621,745     1.06%      1.25% to 2.35%      0.99% to 2.11%
   2013                             31,137,476     1.16 to 1.23      38,441,011     5.76%      1.25% to 2.35%     12.09% to 13.32%

                            VARIABLE ANNUITY ACCOUNT

                         NOTES TO FINANCIAL STATEMENTS

                               DECEMBER 31, 2017

                                                 AT DECEMBER 31                       FOR THE YEARS OR PERIODS ENDED DECEMBER 31
                                 ----------------------------------------------  ---------------------------------------------------
                                                   UNIT FAIR                      INVESTMENT      EXPENSE           TOTAL RETURN
                                     UNITS        VALUE LOWEST                      INCOME      RATIO LOWEST          LOWEST
                                  OUTSTANDING      TO HIGHEST      NET ASSETS       RATIO*      TO HIGHEST**       TO HIGHEST***
                                 -------------  ---------------  --------------  -----------  ---------------  ---------------------
IVY VIP PATHFINDER MOD AGGR CL II
   2017                            156,367,354     1.32 to 1.60     249,489,522     0.83%      1.25% to 2.35%     14.02% to 15.27%
   2016                            177,737,673     1.15 to 1.38     246,007,469     1.62%      1.25% to 2.35%      2.10% to 3.22%
   2015                            188,075,050     1.11 to 1.34     252,183,485     2.30%      1.25% to 2.35%    (2.26)% to (1.18)%
   2014                            193,683,655     1.13 to 1.36     262,812,222     1.04%      1.25% to 2.35%      2.18% to 3.31%
   2013                            199,993,740     1.23 to 1.31     262,668,042     5.45%      1.25% to 2.35%     20.94% to 22.28%

IVY VIP PATHFINDER MOD CONS CL II
   2017                             45,918,574     1.22 to 1.46      67,144,721     0.82%      1.25% to 1.90%     10.15% to 11.37%
   2016                             53,685,982     1.10 to 1.31      70,486,377     1.30%      1.25% to 1.90%      0.71% to 1.82%
   2015                             57,293,113     1.09 to 1.29      73,874,734     1.48%      1.25% to 2.15%    (2.00)% to (0.92)%
   2014                             60,897,488     1.10 to 1.30      79,249,009     0.99%      1.25% to 2.35%      1.47% to 2.59%
   2013                             66,516,350     1.19 to 1.27      84,376,051     4.97%      1.25% to 2.35%     14.98% to 16.25%

IVY VIP PATHFINDER MODERATE CL II
   2017                            135,101,927     1.26 to 1.53     206,391,573     0.77%      1.25% to 2.35%     12.04% to 13.28%
   2016                            154,942,312     1.12 to 1.35     208,956,055     1.31%      1.25% to 2.35%      1.24% to 2.36%
   2015                            164,048,931     1.10 to 1.32     216,131,907     1.69%      1.25% to 2.35%    (2.01)% to (0.93)%
   2014                            172,610,501     1.11 to 1.33     229,539,028     1.04%      1.25% to 2.35%      1.82% to 2.94%
   2013                            179,607,449     1.09 to 1.29     232,016,381     4.78%      1.25% to 2.35%     18.03% to 19.34%

IVY VIP SCIENCE & TECH CL II
   2017                             18,844,531     1.47 to 4.60      82,723,518     0.00%      1.20% to 2.50%     28.29% to 31.72%
   2016                             18,586,995     1.13 to 3.53      61,890,871     0.00%      1.20% to 2.95%     (1.40)% to 0.94%
   2015                             21,292,766     1.14 to 3.52      70,869,765     0.00%      1.20% to 2.95%    (5.70)% to (4.04)%
   2014                             21,133,818     1.20 to 3.66      73,024,419     0.00%      1.20% to 3.00%     (0.08)% to 1.68%
   2013                             23,249,425     1.19 to 3.60      78,961,071     0.00%      1.20% to 2.95%     51.84% to 54.52%

IVY VIP SMALL CAP CORE CL II
   2017                             19,223,253     1.57 to 5.20      68,325,880     0.00%      0.15% to 2.45%     10.43% to 13.56%
   2016                             20,276,203     1.40 to 4.58      63,332,625     0.39%      0.15% to 2.50%     25.14% to 28.69%
   2015                             22,295,254     1.10 to 3.56      53,459,734     0.09%      0.15% to 2.50%    (8.33)% to (5.73)%
   2014                             25,893,192     1.19 to 3.78      66,189,449     0.09%      0.15% to 2.75%      3.93% to 6.89%
   2013                             28,772,551     1.13 to 3.53      69,610,037     0.85%      0.15% to 2.70%     29.65% to 33.33%

IVY VIP SMALL CAP GROWTH CL II
   2017                             12,699,244     1.35 to 2.39      30,396,631     0.00%      0.15% to 2.35%     20.27% to 21.59%
   2016                             14,155,118     1.12 to 1.97      27,864,474     0.00%      0.15% to 2.35%      0.53% to 1.64%
   2015                             14,655,153     1.11 to 1.94      28,383,251     0.00%      0.15% to 2.35%     (0.48)% to 0.62%
   2014                             16,538,924     1.11 to 1.92      31,835,084     0.00%      0.15% to 2.35%     (0.77)% to 0.33%
   2013                             33,183,894     1.12 to 4.42      77,759,128     0.00%      0.15% to 2.70%     39.20% to 43.14%

IVY VIP VALUE CL II
   2017                             31,763,857     1.38 to 5.87      87,254,181     1.41%      0.15% to 2.45%     9.23% to 12.33%
   2016                             36,424,021     1.25 to 5.22      89,435,653     1.24%      0.15% to 2.45%     7.92% to 10.97%
   2015                             42,247,025     1.14 to 4.71      94,101,042     0.77%      0.15% to 2.45%    (6.71)% to (4.06)%
   2014                             44,676,370     1.21 to 4.90     104,574,213     1.09%      0.15% to 2.50%     7.72% to 10.78%
   2013                             47,324,536     1.12 to 4.43     100,335,907     0.75%      0.15% to 2.45%     31.40% to 35.13%

JANUS HENDERSON BALANCED SS
   2017                              9,024,860     1.89 to 2.80      25,137,257     1.39%      1.20% to 2.45%     14.71% to 17.78%
   2016                              9,067,291     1.62 to 2.39      21,636,898     1.97%      1.20% to 2.50%      1.30% to 3.70%
   2015                              9,583,902     1.86 to 2.32      22,204,991     1.38%      1.20% to 2.50%    (2.51)% to (0.79)%
   2014                              9,091,698     1.90 to 2.34      21,223,172     1.54%      1.20% to 2.50%      5.09% to 6.95%
   2013                              8,307,837     1.80 to 2.19      18,122,843     1.36%      1.20% to 2.50%     16.32% to 18.37%

                            VARIABLE ANNUITY ACCOUNT

                         NOTES TO FINANCIAL STATEMENTS

                               DECEMBER 31, 2017

                                                 AT DECEMBER 31                       FOR THE YEARS OR PERIODS ENDED DECEMBER 31
                                 ----------------------------------------------  ---------------------------------------------------
                                                   UNIT FAIR                      INVESTMENT      EXPENSE           TOTAL RETURN
                                     UNITS        VALUE LOWEST                      INCOME      RATIO LOWEST          LOWEST
                                  OUTSTANDING      TO HIGHEST      NET ASSETS       RATIO*      TO HIGHEST**       TO HIGHEST***
                                 -------------  ---------------  --------------  -----------  ---------------  ---------------------
JANUS HENDERSON FLEXIBLE BOND SS
   2017                             20,678,489     0.98 to 1.01      20,888,777     2.60%      1.20% to 2.45%      0.36% to 3.04%
   2016                             17,407,233     0.97 to 0.99      17,218,645     2.75%      1.20% to 2.45%     (0.74)% to 1.61%
   2015 (b)                          7,734,750     0.97 to 0.98       7,574,771     2.00%      1.20% to 2.45%    (3.21)% to (2.07)%

JANUS HENDERSON FORTY SS
   2017                             15,201,681     2.09 to 4.00      47,031,761     0.00%      0.15% to 2.50%     26.23% to 29.80%
   2016                             15,136,316     1.63 to 3.11      35,727,688     0.00%      0.15% to 2.50%     (1.01)% to 1.79%
   2015                             17,310,280     1.62 to 3.09      41,255,223     0.00%      0.15% to 2.50%     8.68% to 11.77%
   2014                             16,700,439     1.47 to 2.80      36,077,983     0.03%      0.15% to 2.50%      5.31% to 8.30%
   2013                             18,886,986     1.37 to 2.61      37,829,729     0.58%      0.15% to 2.50%     27.08% to 30.69%

JANUS HENDERSON MID CP VAL SS
   2017                             14,719,483     1.52 to 1.77      26,050,350     0.64%      1.20% to 2.70%     10.34% to 13.29%
   2016                             15,742,168     1.37 to 1.58      24,812,857     0.91%      1.20% to 2.70%     15.32% to 18.06%
   2015                             16,837,754     1.19 to 1.34      22,615,507     1.04%      1.20% to 2.70%    (6.49)% to (4.84)%
   2014                             17,099,250     1.27 to 1.41      24,134,583     1.27%      1.20% to 2.70%      5.29% to 7.15%
   2013                             17,688,212     1.20 to 1.32      23,300,705     1.18%      1.20% to 2.70%     22.16% to 24.31%

JANUS HENDERSON OVERSEAS SS
   2017                             17,841,216     0.78 to 2.98      44,286,927     1.58%      0.15% to 2.70%     27.02% to 30.61%
   2016                             21,022,162     0.62 to 2.30      40,773,291     4.73%      0.15% to 2.70%    (9.41)% to (6.85)%
   2015                             22,096,401     0.68 to 2.50      45,930,770     0.50%      0.15% to 2.70%   (11.46)% to (8.94)%
   2014                             23,854,503     0.76 to 2.78      54,691,693     2.97%      0.15% to 2.70%   (14.66)% to (12.23)%
   2013                             26,305,311     0.89 to 3.21      68,802,825     3.09%      0.15% to 2.70%     10.96% to 14.11%

MFS VIT II INTL VALUE SC
   2017                             12,305,658     1.20 to 1.24      15,296,339     1.33%      1.20% to 2.45%     23.14% to 26.44%
   2016                             11,042,915     0.97 to 0.99      10,954,082     1.32%      1.20% to 2.45%      0.83% to 3.22%
   2015 (b)                          4,482,304     0.96 to 0.97       4,333,292     1.76%      1.20% to 2.45%    (4.45)% to (3.32)%

MFS VIT MID CAP GROWTH SER SC
   2017                                430,656     1.80 to 2.85       1,184,281     0.00%      1.20% to 2.45%     23.01% to 25.17%
   2016                                552,847     1.44 to 2.28       1,220,680     0.00%      1.20% to 2.45%      1.58% to 3.37%
   2015                                629,567     1.54 to 2.21       1,345,365     0.00%      1.20% to 2.45%      1.40% to 3.19%
   2014                                513,940     1.51 to 2.14       1,048,754     0.00%      1.20% to 2.45%      5.40% to 7.26%
   2013                                549,856     1.42 to 1.99       1,041,853     0.00%      1.20% to 2.45%     33.23% to 35.58%

MORGSTANLEY VIF EMG MK EQ CL 2
   2017                             31,911,525     0.77 to 0.89      28,529,833     0.72%      1.20% to 2.70%     31.15% to 34.66%
   2016                             34,534,482     0.58 to 0.67      23,134,251     0.44%      1.20% to 2.70%      3.53% to 5.99%
   2015                             35,523,730     0.56 to 0.64      22,587,299     0.75%      1.20% to 2.70%   (13.31)% to (11.77)%
   2014                             31,777,048     0.65 to 0.72      22,901,375     0.32%      1.20% to 2.70%    (7.33)% to (5.69)%
   2013                             24,207,956     0.70 to 0.76      18,500,069     1.10%      1.20% to 2.70%    (3.97)% to (2.28)%

MORNINGSTAR AGGR GROWTH ETF II
   2017                              6,655,860     1.17 to 1.34       8,926,035     1.24%      1.20% to 2.50%     16.33% to 19.44%
   2016                              6,882,709     1.01 to 1.13       7,797,544     1.39%      1.20% to 2.50%     7.99% to 10.55%
   2015                              6,850,584     0.93 to 1.03       7,062,789     1.25%      1.20% to 2.50%    (5.66)% to (3.99)%
   2014                              6,536,724     0.98 to 1.07       7,019,361     5.79%      1.20% to 2.50%      1.43% to 3.22%
   2013                              5,478,172     0.96 to 1.04       5,699,302     1.24%      1.20% to 2.50%     14.69% to 16.71%

MORNINGSTAR BALANCED ETF II
   2017                             45,724,499     1.18 to 1.35      61,682,019     1.59%      1.20% to 2.50%     10.05% to 12.99%
   2016                             50,255,127     1.07 to 1.20      60,540,310     1.70%      1.20% to 2.50%      5.33% to 7.83%
   2015                             52,527,736     1.01 to 1.12      59,036,007     1.38%      1.20% to 2.50%    (5.06)% to (3.39)%
   2014                             56,812,098     1.06 to 1.16      66,091,049     1.12%      1.20% to 2.50%      1.47% to 3.26%
   2013                             63,362,982     1.04 to 1.13      71,384,566     1.46%      1.20% to 2.50%     8.61% to 10.53%

MORNINGSTAR CONSERVATIVE ETF II
   2017                             11,613,311     1.08 to 1.22      14,147,149     1.79%      1.20% to 2.35%      3.12% to 5.88%
   2016                             12,458,678     1.04 to 1.16      14,462,534     1.59%      1.20% to 2.35%      1.58% to 3.98%
   2015                             12,052,785     1.01 to 1.12      13,536,028     1.06%      1.20% to 2.45%    (4.08)% to (2.39)%
   2014                             13,503,420     1.05 to 1.15      15,536,483     0.98%      1.20% to 2.45%     (0.22)% to 1.54%
   2013                             15,393,100     1.05 to 1.13      17,439,339     1.23%      1.20% to 2.45%     (0.42)% to 1.34%

                            VARIABLE ANNUITY ACCOUNT

                         NOTES TO FINANCIAL STATEMENTS

                               DECEMBER 31, 2017

                                                 AT DECEMBER 31                       FOR THE YEARS OR PERIODS ENDED DECEMBER 31
                                 ----------------------------------------------  ---------------------------------------------------
                                                   UNIT FAIR                      INVESTMENT      EXPENSE           TOTAL RETURN
                                     UNITS        VALUE LOWEST                      INCOME      RATIO LOWEST          LOWEST
                                  OUTSTANDING      TO HIGHEST      NET ASSETS       RATIO*      TO HIGHEST**       TO HIGHEST***
                                 -------------  ---------------  --------------  -----------  ---------------  ---------------------
MORNINGSTAR GROWTH ETF II
   2017                             18,788,815     1.19 to 1.36      25,558,702     1.37%      1.20% to 2.50%     13.9% to 16.95%
   2016                             20,442,662     1.04 to 1.17      23,992,487     1.46%      1.20% to 2.50%      6.52% to 9.04%
   2015                             21,581,129     0.96 to 1.08      23,367,932     1.24%      1.20% to 2.70%    (5.35)% to (3.68)%
   2014                             22,903,343     1.01 to 1.12      25,745,659     1.02%      1.20% to 2.70%      1.54% to 3.33%
   2013                             24,336,913     0.99 to 1.09      26,476,167     1.15%      1.20% to 2.70%     13.16% to 15.16%

MORNINGSTAR INC & GROWTH ETF II
   2017                             21,624,118     1.10 to 1.28      27,617,957     1.70%      1.20% to 2.70%      6.75% to 9.61%
   2016                             23,869,555     1.02 to 1.18      28,063,068     1.67%      1.20% to 2.70%      3.29% to 5.74%
   2015                             25,346,743     0.99 to 1.12      28,351,506     1.36%      1.20% to 2.70%    (4.54)% to (2.85)%
   2014                             30,316,413     1.03 to 1.15      34,904,814     1.11%      1.20% to 2.70%      0.30% to 2.07%
   2013                             33,387,938     1.03 to 1.13      37,660,593     1.44%      1.20% to 2.70%      4.22% to 6.06%

NEUBERGER BERMAN SOC RESP S CL
   2017                              2,096,421     1.54 to 1.74       3,658,325     0.35%      1.20% to 2.45%     14.69% to 17.75%
   2016                              2,168,983     1.33 to 1.50       3,243,199     0.55%      1.20% to 2.45%      6.46% to 8.99%
   2015                              1,585,733     1.25 to 1.38       2,188,683     0.38%      1.20% to 2.45%    (3.48)% to (1.78)%
   2014                              1,196,290     1.28 to 1.41       1,681,074     0.11%      1.20% to 2.45%      6.91% to 8.80%
   2013                              1,088,726     1.19 to 1.29       1,406,230     0.71%      1.20% to 2.45%     33.43% to 35.78%

OPPENHEIMER INTL GROW VA SS
   2017                             11,538,292     1.37 to 3.54      40,259,364     1.16%      1.20% to 2.45%     22.78% to 26.07%
   2016                             12,647,966     1.10 to 2.85      35,350,316     0.82%      1.20% to 2.45%    (5.54)% to (3.29)%
   2015                             12,397,949     1.92 to 2.97      36,036,841     0.91%      1.20% to 2.45%      0.11% to 1.88%
   2014                             12,089,421     1.91 to 2.92      34,504,984     0.92%      1.20% to 2.45%    (9.85)% to (8.26)%
   2013                              8,926,807     2.11 to 3.20      27,679,142     0.92%      1.20% to 2.45%     22.06% to 24.21%

OPPENHEIMER MS SM CAP VA SS
   2017                              1,995,195     1.67 to 1.91       3,804,500     0.62%      1.20% to 2.50%     10.61% to 12.56%
   2016                              2,251,277     1.50 to 1.69       3,813,911     0.25%      1.20% to 2.50%     14.26% to 16.27%
   2015                              1,933,062     1.31 to 1.46       2,816,556     0.58%      1.20% to 2.50%    (8.83)% to (7.21)%
   2014                              1,344,478     1.43 to 1.57       2,111,345     0.64%      1.20% to 2.50%     8.41% to 10.32%
   2013                              1,300,521     1.31 to 1.42       1,851,218     0.73%      1.20% to 2.50%     36.54% to 38.95%

PIMCO VIT GLB DIV ALL ADV CL
   2017                            112,211,435     1.20 to 1.25     140,288,360     3.03%      1.20% to 2.10%     13.47% to 16.51%
   2016                             93,653,096     1.05 to 1.08     101,402,853     1.72%      1.20% to 2.10%      4.52% to 7.00%
   2015                             75,440,235     0.99 to 1.02      76,801,335     3.14%      1.20% to 2.10%    (8.30)% to (6.68)%
   2014                             36,960,899     1.07 to 1.09      40,321,539     6.06%      1.20% to 2.10%      2.58% to 4.39%
   2013 (a)                         10,798,585     1.04 to 1.05      11,284,615     7.12%      1.20% to 2.10%      3.29% to 4.50%

PIMCO VIT LOW DUR PORT ADV CL
   2017                             61,531,245     0.94 to 1.03      63,542,253     1.24%      1.20% to 2.45%     (1.69)% to 0.95%
   2016                             59,945,472     0.95 to 1.03      61,878,612     1.39%      1.20% to 2.45%     (1.63)% to 0.70%
   2015                             61,548,950     0.96 to 1.03      63,470,761     3.32%      1.20% to 2.45%    (2.70)% to (0.98)%
   2014                             62,187,031     0.98 to 1.04      64,764,833     1.04%      1.20% to 2.45%    (2.18)% to (0.45)%
   2013                             55,865,440     1.00 to 1.05      58,445,137     1.31%      1.20% to 2.50%    (3.13)% to (1.42)%

PIMCO VIT TOTAL RETURN ADV CL
   2017                            143,049,407     1.06 to 1.19     169,591,427     1.92%      1.20% to 2.70%      1.78% to 4.5%
   2016                            138,377,473     1.04 to 1.14     158,406,411     1.98%      1.20% to 2.70%     (0.39)% to 1.97%
   2015                            147,656,574     1.04 to 1.13     166,770,221     4.84%      1.20% to 2.70%    (2.57)% to (0.85)%
   2014                            150,517,076     1.06 to 1.14     171,456,699     2.14%      1.20% to 2.70%      1.15% to 2.94%
   2013                            132,608,027     1.05 to 1.11     146,752,783     2.17%      1.20% to 2.70%    (4.90)% to (3.22)%

PUTNAM VT EQUITY INCOME CL IB
   2017                              5,826,254     1.59 to 2.69      15,544,063     0.85%      1.20% to 2.45%     15.33% to 18.42%
   2016                              2,371,963     1.38 to 2.29       5,355,987     1.86%      1.20% to 2.20%     10.35% to 12.29%
   2015                              2,401,574     1.60 to 2.04       4,834,224     1.67%      1.20% to 2.20%    (5.86)% to (4.20)%
   2014                              2,342,261     1.68 to 2.13       4,919,650     1.99%      1.20% to 2.20%     9.39% to 11.32%
   2013                              2,748,869     1.53 to 1.91       5,207,946     1.71%      1.20% to 2.20%     28.57% to 30.84%

                            VARIABLE ANNUITY ACCOUNT

                         NOTES TO FINANCIAL STATEMENTS

                               DECEMBER 31, 2017

                                                 AT DECEMBER 31                       FOR THE YEARS OR PERIODS ENDED DECEMBER 31
                                 ----------------------------------------------  ---------------------------------------------------
                                                   UNIT FAIR                      INVESTMENT      EXPENSE           TOTAL RETURN
                                     UNITS        VALUE LOWEST                      INCOME      RATIO LOWEST          LOWEST
                                  OUTSTANDING      TO HIGHEST      NET ASSETS       RATIO*      TO HIGHEST**       TO HIGHEST***
                                 -------------  ---------------  --------------  -----------  ---------------  ---------------------
PUTNAM VT GROWTH OPP CL IB
   2017                              2,427,185     2.09 to 2.85       6,823,296     0.11%      1.20% to 2.45%     27.11% to 30.51%
   2016 (i)                          1,738,684     1.64 to 2.20       3,760,565     1.28%      1.20% to 2.45%     (0.39)% to 1.97%
   2015                              3,328,112     1.64 to 2.17       7,143,855     1.49%      1.20% to 2.45%    (8.84)% to (7.23)%
   2014                              3,971,247     1.79 to 2.34       9,206,811     0.43%      1.20% to 2.45%      6.53% to 8.41%
   2013                              2,142,270     1.67 to 2.16       4,535,399     0.87%      1.20% to 2.45%     39.55% to 42.01%

PUTNAM VT INTER EQ CL IB
   2017                              1,581,531     1.62 to 2.18       3,234,571     2.28%      1.20% to 2.30%     22.91% to 25.07%
   2016                              2,012,426     1.31 to 1.74       3,312,339     3.24%      1.20% to 2.30%    (5.28)% to (3.61)%
   2015                              2,056,174     0.77 to 1.81       3,508,668     1.21%      1.20% to 2.70%    (2.77)% to (1.05)%
   2014                              2,266,583     0.79 to 1.83       3,917,834     0.96%      1.20% to 2.70%    (9.49)% to (7.89)%
   2013                              2,612,806     0.87 to 1.98       4,930,194     1.49%      1.20% to 2.70%     24.35% to 26.54%

PUTNAM VT MULTI-CAP GRO CL IB
   2017                                626,557     2.47 to 3.39       2,061,657     0.81%      1.20% to 2.10%     25.48% to 27.69%
   2016                                444,447     1.95 to 2.66       1,131,891     0.71%      1.20% to 2.10%      4.66% to 6.51%
   2015                              1,608,779     1.85 to 2.49       3,963,044     0.48%      1.20% to 2.10%    (3.19)% to (1.48)%
   2014                              1,449,087     1.90 to 2.53       3,625,258     0.13%      1.20% to 2.10%     10.19% to 12.14%
   2013                                353,379     1.66 to 2.26         768,937     0.48%      1.20% to 2.35%     32.48% to 34.81%

SFT ADVANTUS BOND CL 2
   2017                            122,739,561     1.11 to 5.58     201,040,540     0.00%      0.15% to 2.70%      1.65% to 4.53%
   2016                            122,831,832     1.09 to 5.34     195,670,933     0.00%      0.15% to 2.70%      1.34% to 4.21%
   2015                            124,618,248     1.07 to 5.12     193,255,265     0.00%      0.15% to 2.70%     (2.76)% to 0.01%
   2014                            122,294,915     1.10 to 5.12     193,902,325     0.00%      0.15% to 2.70%      3.20% to 6.13%
   2013                            123,439,047     1.05 to 4.83     188,394,921     0.00%      0.15% to 2.95%    (3.54)% to (0.80)%

SFT ADVANTUS DYNAMIC MGD VOL
   2017                            264,099,934     1.27 to 1.36     359,634,207     0.00%      1.20% to 2.70%     14.52% to 17.59%
   2016                            233,842,351     1.12 to 1.17     273,245,709     0.00%      1.20% to 2.45%      5.62% to 8.12%
   2015                            187,165,507     1.05 to 1.09     203,486,820     0.00%      1.20% to 2.45%    (6.06)% to (4.40)%
   2014                            115,228,324     1.11 to 1.14     131,044,394     0.00%      1.20% to 2.45%      4.98% to 6.83%
   2013 (a)                         49,719,645         1.06          52,930,577     0.00%      1.20% to 1.95%      5.22% to 6.46%

SFT ADVANTUS GOVT MONEY MARKET
   2017                             23,754,702     0.82 to 2.35      26,102,416     0.12%      0.15% to 2.45%    (2.77)% to (0.02)%
   2016                             31,148,458     0.83 to 2.35      34,125,303     0.00%      0.15% to 2.50%    (2.85)% to (0.11)%
   2015                             33,415,889     0.85 to 2.35      36,958,618     0.00%      0.15% to 2.50%    (2.91)% to (0.15)%
   2014                             33,036,365     0.85 to 2.36      38,132,876     0.00%      0.15% to 2.70%    (2.91)% to (0.15)%
   2013                             33,237,413     0.87 to 2.36      39,432,534     0.00%      0.15% to 2.70%    (2.91)% to (0.15)%

SFT ADVANTUS INDEX 400 MC CL 2
   2017                             18,394,450     1.88 to 6.39      82,763,344     0.00%      0.15% to 2.70%     12.26% to 15.44%
   2016                             21,859,046     1.63 to 5.54      84,752,467     0.00%      0.15% to 2.95%     16.56% to 19.86%
   2015                             20,505,012     1.40 to 4.62      67,076,129     0.00%      0.15% to 2.95%    (5.46)% to (2.78)%
   2014                             22,733,438     1.48 to 4.75      76,637,719     0.00%      0.15% to 2.95%      6.06% to 9.07%
   2013                             25,721,614     1.40 to 4.36      79,959,398     0.00%      0.15% to 2.95%     28.92% to 32.58%

SFT ADVANTUS INDEX 500 CL 2
   2017                             47,963,283     1.66 to 13.21    226,207,756     0.00%      0.15% to 2.70%     17.72% to 21.05%
   2016                             48,749,748     1.41 to 10.91    193,515,964     0.00%      0.15% to 2.70%     8.21% to 11.27%
   2015                             47,932,896     1.30 to 9.81     175,837,831     0.00%      0.15% to 2.70%     (2.00)% to 0.78%
   2014                             48,755,932     1.32 to 9.73     181,518,328     0.00%      0.15% to 2.70%     9.84% to 12.96%
   2013                             50,255,635     1.20 to 8.62     169,024,269     0.00%      0.15% to 2.70%     27.88% to 31.51%

SFT ADVANTUS INTL BOND CL 2
   2017                             47,387,202     1.28 to 2.77      81,162,393     0.00%      0.15% to 2.70%     (1.81)% to 0.97%
   2016                             48,755,543     1.29 to 2.75      83,587,130     0.00%      0.15% to 2.70%      0.11% to 2.94%
   2015                             50,751,879     1.29 to 2.67      85,334,680     0.00%      0.15% to 2.70%    (6.95)% to (4.31)%
   2014                             51,586,760     1.38 to 2.79      91,906,893     0.00%      0.15% to 2.70%     (1.25)% to 1.55%
   2013                             53,370,551     1.39 to 2.74      94,801,068     0.00%      0.15% to 2.95%    (2.98)% to (0.23)%

                            VARIABLE ANNUITY ACCOUNT

                         NOTES TO FINANCIAL STATEMENTS

                               DECEMBER 31, 2017

                                                 AT DECEMBER 31                       FOR THE YEARS OR PERIODS ENDED DECEMBER 31
                                 ----------------------------------------------  ---------------------------------------------------
                                                   UNIT FAIR                      INVESTMENT      EXPENSE           TOTAL RETURN
                                     UNITS        VALUE LOWEST                      INCOME      RATIO LOWEST          LOWEST
                                  OUTSTANDING      TO HIGHEST      NET ASSETS       RATIO*      TO HIGHEST**       TO HIGHEST***
                                 -------------  ---------------  --------------  -----------  ---------------  ---------------------
SFT ADVANTUS MGD VOL EQUITY
   2017                            216,662,904     1.15 to 1.18     256,150,263     0.00%      1.20% to 2.35%     12.96% to 15.99%
   2016                            172,000,300     1.02 to 1.03     176,901,584     0.00%      1.20% to 2.35%      1.14% to 3.54%
   2015 (d)                          5,365,851             1.00       5,362,137     0.00%      1.20% to 1.85%      0.29% to 0.50%

SFT ADVANTUS MORTGAGE CL 2
   2017                             38,304,770     1.02 to 5.04      56,096,207     0.00%      0.15% to 2.45%     (0.99)% to 1.81%
   2016                             40,160,092     1.02 to 4.95      58,908,536     0.00%      0.15% to 2.50%     (1.61)% to 1.17%
   2015                             39,715,568     0.94 to 4.89      59,041,770     0.00%      0.15% to 2.70%     (0.05)% to 2.79%
   2014                             40,849,187     0.94 to 4.76      61,251,416     0.00%      0.15% to 2.70%      2.69% to 5.60%
   2013                             40,157,011     0.91 to 4.51      59,060,052     0.00%      0.15% to 2.70%    (4.83)% to (2.12)%

SFT ADVANTUS REAL ESTATE CL 2
   2017                             19,017,328     1.39 to 5.38      76,088,379     0.00%      0.15% to 2.70%      2.32% to 5.21%
   2016                             20,015,378     1.36 to 5.12      77,047,525     0.00%      0.15% to 2.70%      1.38% to 4.24%
   2015                             21,016,292     1.34 to 4.91      78,465,052     0.00%      0.15% to 2.70%      1.94% to 4.83%
   2014                             22,888,172     1.31 to 4.68      82,446,929     0.00%      0.15% to 2.70%     26.59% to 30.18%
   2013                             23,420,633     1.01 to 3.60      65,476,353     0.00%      0.15% to 2.95%     (1.79)% to 1.00%

SFT IVY GROWTH
   2017                             55,249,424     1.69 to 9.85     204,971,656     0.00%      0.15% to 2.70%     25.47% to 29.02%
   2016                             64,780,044     1.33 to 7.72     185,798,724     0.00%      0.15% to 2.95%     (2.02)% to 0.75%
   2015                             72,750,220     1.33 to 7.75     209,421,578     0.00%      0.15% to 2.95%      3.64% to 6.58%
   2014                             82,944,079     1.27 to 7.35     224,075,624     0.00%      0.15% to 2.95%     10.75% to 12.85%

SFT IVY SMALL CAP GROWTH
   2017                             14,741,542     1.93 to 6.53      54,659,481     0.00%      0.15% to 2.45%     21.67% to 25.11%
   2016 (f)                         16,470,052     1.56 to 5.22      48,962,203     0.00%      0.12% to 2.47%     17.62% to 20.95%
   2015 (g)                         17,985,407     1.18 to 4.32      44,780,293     0.00%      0.07% to 2.62%     (6.39)% to 3.73%
   2014 (h)                         19,748,439     1.25 to 4.48      51,323,384     0.00%      0.08% to 2.63%      6.66% to 8.69%

SFT T. ROWE PRICE VALUE
   2017                             40,399,908     1.58 to 3.23     130,064,067     0.00%      1.20% to 2.70%     15.17% to 18.26%
   2016 (f)                         45,936,152     1.34 to 2.76     126,204,702     0.00%      1.19% to 2.94%     7.45% to 10.00%
   2015 (g)                         50,885,068     1.25 to 2.52     127,868,449     0.00%      1.16% to 2.91%    (4.84)% to (3.16)%
   2014 (h)                         56,265,717     1.31 to 2.60     146,020,559     0.00%      1.17% to 2.92%      6.09% to 7.35%

SFT WELLINGTON CORE EQUITY CL 2
   2017 (e)                         15,900,926     1.82 to 3.63      52,653,099     0.00%     (0.01)% to 2.34%    17.78% to 21.12%
   2016 (f)                         18,660,987     1.52 to 3.02      51,509,908     0.00%      0.01% to 2.36%      1.96% to 4.85%
   2015 (g)                         22,768,665     1.32 to 2.92      60,807,646     0.00%     (0.07)% to 2.48%    (1.99)% to 0.80%
   2014 (h)                         25,068,962     1.34 to 2.92      66,977,999     0.00%      0.03% to 2.58%     9.46% to 11.53%

TOPS MGD RISK BAL ETF CL 2
   2017                             18,538,227     1.12 to 1.20      22,235,479     1.48%      1.20% to 2.45%     7.38% to 10.25%
   2016                             21,479,806     1.04 to 1.10      23,578,557     1.31%      1.20% to 2.45%      3.15% to 5.59%
   2015                             20,050,518     1.00 to 1.05      20,969,313     1.25%      1.20% to 2.45%    (7.27)% to (5.64)%
   2014                             20,422,030     1.07 to 1.11      22,633,674     0.97%      1.20% to 2.45%      0.06% to 1.83%
   2013                             19,382,940     1.07 to 1.09      21,096,098     0.98%      1.20% to 2.45%      4.79% to 6.64%

TOPS MGD RISK FLEX ETF
   2017                            109,558,806     1.09 to 1.12     122,319,467     1.06%      1.20% to 1.85%     8.02% to 10.91%
   2016                             92,840,617     0.98 to 1.02      94,299,344     0.78%      1.20% to 2.15%      2.30% to 4.73%
   2015                             68,860,931     0.96 to 0.98      67,186,225     0.49%      1.20% to 2.15%    (7.96)% to (6.33)%
   2014                             34,958,247     1.03 to 1.04      36,414,844     0.10%      1.20% to 2.15%     (0.44)% to 1.32%
   2013 (c)                          2,452,068         1.03           2,520,954     0.00%      1.20% to 1.85%      2.38% to 2.81%

TOPS MGD RISK GROWTH ETF CL 2
   2017                             68,252,439     1.21 to 1.27      86,636,462     1.56%      1.20% to 2.00%     14.25% to 17.31%
   2016                             73,438,956     1.04 to 1.09      80,182,907     1.62%      1.20% to 2.25%      2.51% to 4.94%
   2015                             85,478,285     1.01 to 1.05      89,469,644     1.43%      1.20% to 2.25%   (11.79)% to (10.23)%
   2014                             84,977,795     1.13 to 1.17      99,082,427     0.88%      1.20% to 2.25%     (1.63)% to 0.10%
   2013                             71,329,381     1.14 to 1.16      83,081,940     1.30%      1.20% to 2.25%     12.59% to 14.57%

TOPS MGD RISK MOD GRO ETF CL 2
   2017                             21,726,938     1.20 to 1.26      27,330,150     1.61%      1.20% to 2.10%     10.55% to 13.51%
   2016                             22,464,972     1.06 to 1.12      25,120,472     1.47%      1.20% to 2.25%      3.23% to 5.68%
   2015                             26,689,496     1.02 to 1.06      28,410,320     1.33%      1.20% to 2.25%    (9.08)% to (7.48)%
   2014                             29,123,275     1.12 to 1.15      33,506,104     1.04%      1.20% to 2.25%     (0.18)% to 1.58%
   2013                             25,004,219     1.11 to 1.13      28,318,918     0.99%      1.20% to 2.25%     9.13% to 11.05%

                            VARIABLE ANNUITY ACCOUNT

                         NOTES TO FINANCIAL STATEMENTS

                               DECEMBER 31, 2017

--------
* These amounts represent the dividends, excluding distributions of capital gains, received by the sub-account from the underlying mutual fund, net of expenses assessed by the fund, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in a direct reduction in the unit values. The recognition of investment income by the sub-account is affected by the timing of the declaration of dividends by the underlying fund in which the sub-account invests and, to the extent the underlying fund utilizes consent dividends rather than paying dividends in cash or reinvested shares, the sub-account does not record investment income. For periods less than one year, the ratios have been annualized.

** This ratio represents the annualized contract expenses of the separate account, consisting primarily of mortality and expense charges. The ratios include expenses that result in a direct reduction to unit values as well as applicable fee waivers that result in an increase to the unit values. Charges made directly to a contract owner's account through the redemption of units and expenses of the underlying fund are excluded. The ranges of unit fair value and expense ratios shown do not consider available products or contract benefits that have not yet been sold. Investment options with a date notation indicate the effective date of that investment option in the variable account. For periods less than one year, the ratios have been annualized.

*** These amounts represent the total return for the period indicated, including changes in the value of the underlying fund, and reflect all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units. Inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for the period indicated or from the effective date through the end of the reporting period. Some individual contract total returns may differ from the stated return due to new products that launched during the period. The total return is presented as a range of minimum to maximum values, based on the product grouping and available contract benefits representing the minimum and maximum expense ratio amounts whether or not the product or benefits have been sold. Some individual contract total returns may not be within the ranges presented.

(a) For the period from May 1, 2013 through December 31, 2013.
(b) For the period from May 1, 2015 through December 31, 2015.
(c) For the period from October 4, 2013 through December 31, 2013.
(d) For the period from November 18, 2015 through December 31, 2015.
(e) For the year ended December 31, 2017, Minnesota Life waived expenses for SFT Wellington Core Equity Cl 2 resulting in a reduction of the expense ratio of 0.16%.
(f) For the year ended December 31, 2016, Minnesota Life waived expenses for SFT Ivy Small Cap Growth, SFT Wellington Core Equity Cl 2, and SFT T. Rowe Price Value resulting in a reduction of the expense ratio of 0.03%, 0.14%, and 0.01%, respectively.
(g) For the year ended December 31, 2015, Minnesota Life waived expenses for SFT Ivy Small Cap Growth, SFT Wellington Core Equity Cl 2, and SFT T. Rowe Price Value resulting in a reduction of the expense ratio of 0.08%, 0.22%, and 0.04%, respectively.
(h) For the period from May 1, 2014 to December 31, 2014, Minnesota Life waived expenses for SFT Ivy Small Cap Growth, SFT Wellington Core Equity Cl 2, and SFT
T. Rowe Price Value resulting in a reduction of the expense ratio of 0.07%, 0.12%, and 0.03%, respectively.
(i) Putnam VT Voyager Cl IB merged into Putnum VT Growth Opp Cl IB effective November 21, 2016. Information prior to merger effective date reflects Putnam VT Voyager Cl IB.

(8) SUBSEQUENT EVENTS

Management has evaluated subsequent events through March 29, 2018, the date these financial statements were issued, and has concluded there were no events that require financial statement disclosure and/or adjustments to the financial statements.

                        MINNESOTA LIFE INSURANCE COMPANY
                                AND SUBSIDIARIES


                       CONSOLIDATED FINANCIAL STATEMENTS
                          AND SUPPLEMENTARY SCHEDULES

                               DECEMBER 31, 2017

[KPMG LOGO]

        KPMG LLP
        4200 Wells Fargo Center
        90 South Seventh Street
        Minneapolis, MN 55402

                          INDEPENDENT AUDITORS' REPORT

The Board of Directors
Minnesota Life Insurance Company:

We have audited the accompanying consolidated financial statements of Minnesota Life Insurance Company and subsidiaries (collectively, the Company), which comprise the consolidated balance sheets as of December 31, 2017 and 2016, and the related consolidated statements of operations and comprehensive income, changes in equity, and cash flows for each of the years in the three-year period ended December 31, 2017, and the related notes to the consolidated financial statements.

MANAGEMENT'S RESPONSIBILITY FOR THE FINANCIAL STATEMENTS

Management is responsible for the preparation and fair presentation of these consolidated financial statements in accordance with U.S. generally accepted accounting principles; this includes the design, implementation, and maintenance of internal control relevant to the preparation and fair presentation of consolidated financial statements that are free from material misstatement, whether due to fraud or error.

AUDITORS' RESPONSIBILITY

Our responsibility is to express an opinion on these consolidated financial statements based on our audits. We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the consolidated financial statements are free from material misstatement.

An audit involves performing procedures to obtain audit evidence about the amounts and disclosures in the consolidated financial statements. The procedures selected depend on the auditors' judgment, including the assessment of the risks of material misstatement of the consolidated financial statements, whether due to fraud or error. In making those risk assessments, the auditor considers internal control relevant to the entity's preparation and fair presentation of the consolidated financial statements in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the entity's internal control. Accordingly, we express no such opinion. An audit also includes evaluating the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluating the overall presentation of the consolidated financial statements.

We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinion.

OPINION

In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the financial position of Minnesota Life Insurance Company and subsidiaries as of December 31, 2017 and 2016, and the results of their operations and their cash flows for each of the years in the three-year period ended December 31, 2017 in accordance with U.S. generally accepted accounting principles.

      KPMG LLP is a Delaware limited liability partnership and the U.S. member firm of the KPMG network of independent member firms affiliated with KPMG International Cooperative ("KPMG International"), a Swiss entity.

OTHER MATTERS

Our audit was conducted for the purpose of forming an opinion on the consolidated financial statements as a whole. The information contained in
Schedule I, Schedule III, and Schedule IV are presented for purposes of additional analysis and are not a required part of the consolidated financial statements. Such information is the responsibility of management and was derived from and relates directly to the underlying accounting and other records used to prepare the consolidated financial statements. The information has been subjected to the auditing procedures applied in the audit of the consolidated financial statements and certain additional procedures, including comparing and reconciling such information directly to the underlying accounting and other records used to prepare the consolidated financial statements or to the consolidated financial statements themselves, and other additional procedures in accordance with auditing standards generally accepted in the United States of America. In our opinion, the information is fairly stated in all material respects in relation to the consolidated financial statements as a whole.

                                             /s/ KPMG LLP

MINNEAPOLIS, MINNESOTA
MARCH 6, 2018

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES
                          CONSOLIDATED BALANCE SHEETS
                           DECEMBER 31, 2017 AND 2016
                                 (IN THOUSANDS)

                                                                                     2017           2016
                                                                                 -------------  -------------
ASSETS
 Fixed maturity securities:
  Available-for-sale, at fair value (amortized cost $15,442,991 and $13,395,845) $  16,108,505  $  13,759,520
 Equity securities:
  Available-for-sale, at fair value (cost $456,162 and $489,747)                       544,767        552,488
 Mortgage loans, net                                                                 3,042,230      2,544,437
 Finance receivables, net                                                                   --        292,908
 Policy loans                                                                          474,133        426,971
 Alternative investments                                                               641,322        622,676
 Derivative instruments                                                                500,994        365,143
 Other invested assets                                                                  75,344         58,952
                                                                                 -------------  -------------
  Total investments                                                                 21,387,295     18,623,095

 Cash and cash equivalents                                                             375,291        359,818
 Deferred policy acquisition costs                                                   1,357,484      1,367,185
 Accrued investment income                                                             165,963        151,893
 Premiums and fees receivable                                                          357,215        301,158
 Property and equipment, net                                                           172,042        104,481
 Reinsurance recoverables                                                            1,216,269      1,151,198
 Goodwill and intangible assets, net                                                   135,100        139,857
 Other assets                                                                          114,467        124,570
 Separate account assets                                                            24,923,698     21,349,837
                                                                                 -------------  -------------
   Total assets                                                                  $  50,204,824  $  43,673,092
                                                                                 =============  =============

LIABILITIES AND EQUITY

Liabilities:

 Policy and contract account balances                                            $  12,029,018  $  10,580,481
 Future policy and contract benefits                                                 4,576,727      3,297,927
 Pending policy and contract claims                                                    577,801        550,793
 Other policyholder funds                                                            1,511,056      1,513,231
 Policyholder dividends payable                                                         20,815         22,633
 Unearned premiums and fees                                                            339,280        399,474
 Pension and other postretirement benefits                                               7,525         10,292
 Income tax liability:
   Current                                                                              22,446          5,565
   Deferred                                                                            210,240        218,408
 Accrued commissions and expenses                                                      219,967        208,242
 Other liabilities                                                                     630,390        824,530
 Short-term debt                                                                        20,000         50,000
 Long-term debt                                                                        468,000        468,000
 Separate account liabilities                                                       24,923,698     21,349,837
                                                                                 -------------  -------------
  Total liabilities                                                                 45,556,963     39,499,413
                                                                                 -------------  -------------

Equity:
 Common stock, $1 par value, 5,000,000 shares authorized, issued and outstanding         5,000          5,000
 Additional paid in capital                                                            214,095        196,254
 Accumulated other comprehensive income                                                420,063        200,766
 Retained earnings                                                                   3,980,932      3,742,197
                                                                                 -------------  -------------
  Total Minnesota Life Insurance Company and subsidiaries equity                     4,620,090      4,144,217

 Noncontrolling interests                                                               27,771         29,462
                                                                                 -------------  -------------
   Total equity                                                                      4,647,861      4,173,679
                                                                                 -------------  -------------
    Total liabilities and equity                                                 $  50,204,824  $  43,673,092
                                                                                 =============  =============

See accompanying notes to consolidated financial statements

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES
         CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE INCOME
                  YEARS ENDED DECEMBER 31, 2017, 2016 AND 2015
                                 (IN THOUSANDS)

                                                                                         2017            2016            2015
                                                                                     -------------   -------------   -------------
Revenues:

   Premiums                                                                          $   3,561,233   $   2,471,733   $   2,220,467
   Policy and contract fees                                                                748,773         706,212         688,434
   Net investment income                                                                   786,682         726,176         689,137
   Net realized investment gains (losses)
     Other-than-temporary-impairments on fixed maturity securities                          (7,553)           (777)        (16,569)
     Other net realized investment gains (losses)                                           60,078          (3,769)         26,212
                                                                                     -------------   -------------   -------------
       Total net realized investment gains (losses)                                         52,525          (4,546)          9,643
   Finance charge income                                                                    24,597          95,453          92,393
   Commission income                                                                       194,060         188,024         168,528
   Other income                                                                             94,298          73,096          73,232
                                                                                     -------------   -------------   -------------
         Total revenues                                                                  5,462,168       4,256,148       3,941,834
                                                                                     -------------   -------------   -------------

Benefits and expenses:

   Policyholder benefits                                                                 3,462,327       2,399,667       2,109,142
   Interest credited to policies and contracts                                             470,980         438,642         401,659
   General operating expenses                                                              759,331         760,299         713,302
   Commissions                                                                             411,789         436,181         432,467
   Administrative and sponsorship fees                                                      92,646          78,584          75,082
   Dividends to policyholders                                                                3,314           3,817           4,678
   Interest expense                                                                         14,086          11,700          10,639
   Amortization of deferred policy acquisition costs                                       178,009         210,647         212,045
   Capitalization of policy acquisition costs                                             (354,230)       (361,563)       (361,349)
                                                                                     -------------   -------------   -------------
         Total benefits and expenses                                                     5,038,252       3,977,974       3,597,665
                                                                                     -------------   -------------   -------------
           Income from operations before taxes                                             423,916         278,174         344,169

   Income tax expense (benefit):
        Current                                                                            131,116          97,425          46,027
        Deferred                                                                          (135,745)        (32,860)         48,153
                                                                                     -------------   -------------   -------------
          Total income tax expense (benefit)                                                (4,629)         64,565          94,180
                                                                                     -------------   -------------   -------------
            Net income                                                                     428,545         213,609         249,989
                   Less: Net income attributable to noncontrolling interests                 1,105             409             468
                                                                                     -------------   -------------   -------------
                        Net income attributable to Minnesota Life Insurance Company
                          and subsidiaries                                           $     427,440   $     213,200   $     249,521
                                                                                     =============   =============   =============

Other comprehensive income (loss), before tax:
   Unrealized holding gains (losses) on securities arising during the period         $     334,140   $     124,139   $    (463,641)
   Unrealized gains (losses) on securities - other than temporary impairments               (2,270)          1,734          (2,129)
   Adjustment to deferred policy acquisition costs                                        (190,594)        (82,037)        208,912
   Adjustment to reserves                                                                   27,240          12,032          22,718
   Adjustment to unearned premiums and fees                                                168,605          72,377        (106,247)
   Adjustment to pension and other retirement plans                                         (1,985)            305           3,952
                                                                                     -------------   -------------   -------------
     Other comprehensive income (loss), before tax                                         335,136         128,550        (336,435)
     Income tax benefit (expense) related to items of other comprehensive income          (115,839)        (44,779)        117,620
                                                                                     -------------   -------------   -------------
        Other comprehensive income (loss), net of tax                                      219,297          83,771        (218,815)
                                                                                     -------------   -------------   -------------
          Comprehensive income                                                             647,842         297,380          31,174
            Less: Comprehensive income attributable to noncontrolling interests              1,105             409             468
                                                                                     -------------   -------------   -------------
               Comprehensive income attributable to Minnesota Life Insurance
                Company and subsidiaries                                             $     646,737   $     296,971   $      30,706
                                                                                     =============   =============   =============

See accompanying notes to consolidated financial statements

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES
                  CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY
                  YEARS ENDED DECEMBER 31, 2017, 2016 AND 2015
                                 (IN THOUSANDS)

                                                                                       MINNESOTA
                                                                                         LIFE
                                                           ACCUMULATED                 INSURANCE
                                              ADDITIONAL      OTHER                   COMPANY AND
                                     COMMON    PAID IN    COMPREHENSIVE   RETAINED    SUBSIDIARIES  NONCONTROLLING     TOTAL
                                     STOCK     CAPITAL        INCOME      EARNINGS       EQUITY       INTERESTS        EQUITY
                                   ---------  ----------  -------------  -----------  ------------  --------------  -----------
2015:
 Balance, beginning of year        $   5,000  $  196,254  $     335,810  $ 3,281,476  $  3,818,540  $       31,605  $ 3,850,145

   Comprehensive income:
     Net income                           --          --             --      249,521       249,521             468      249,989
     Other comprehensive loss             --          --       (218,815)          --      (218,815)             --     (218,815)
                                                                                      ------------  --------------  -----------
       Total comprehensive income                                                           30,706             468       31,174

   Change in equity of
     noncontrolling interests             --          --             --           --            --          (1,386)      (1,386)
                                   ---------  ----------  -------------  -----------  ------------  --------------  -----------
 Balance, end of year              $   5,000  $  196,254  $     116,995  $ 3,530,997  $  3,849,246  $       30,687  $ 3,879,933
                                   =========  ==========  =============  ===========  ============  ==============  ===========

2016:
 Balance, beginning of year        $   5,000  $  196,254  $     116,995  $ 3,530,997  $  3,849,246  $       30,687  $ 3,879,933

   Comprehensive income:
     Net income                           --          --             --      213,200       213,200             409      213,609
     Other comprehensive income           --          --         83,771           --        83,771              --       83,771
                                                                                      ------------  --------------  -----------
       Total comprehensive income                                                          296,971             409      297,380

   Dividends to stockholder               --          --             --       (2,000)       (2,000)             --       (2,000)

   Change in equity of
     noncontrolling interests             --          --             --           --            --          (1,634)      (1,634)
                                   ---------  ----------  -------------  -----------  ------------  --------------  -----------
 Balance, end of year              $   5,000  $  196,254  $     200,766  $ 3,742,197  $  4,144,217  $       29,462  $ 4,173,679
                                   =========  ==========  =============  ===========  ============  ==============  ===========

2017:
 Balance, beginning of year        $   5,000  $  196,254  $     200,766  $ 3,742,197  $  4,144,217  $       29,462  $ 4,173,679

   Comprehensive income:
     Net income                           --          --             --      427,440       427,440           1,105      428,545
     Other comprehensive income           --          --        219,297           --       219,297              --      219,297
                                                                                      ------------  --------------  -----------
       Total comprehensive income                                                          646,737           1,105      647,842

   Dividends to stockholder               --          --             --     (188,705)     (188,705)             --     (188,705)

   Contributions to additional
     paid in capital                      --      17,841             --           --        17,841              --       17,841

   Change in equity of
      noncontrolling interests            --          --             --           --            --          (2,796)      (2,796)
                                   ---------  ----------  -------------  -----------  ------------  --------------  -----------
 Balance, end of year              $   5,000  $  214,095  $     420,063  $ 3,980,932  $  4,620,090  $       27,771  $ 4,647,861
                                   =========  ==========  =============  ===========  ============  ==============  ===========

See accompanying notes to consolidated financial statements

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES
                     CONSOLIDATED STATEMENTS OF CASH FLOWS
                  YEARS ENDED DECEMBER 31, 2017, 2016 AND 2015
                                 (IN THOUSANDS)

                                                                                         2017           2016           2015
                                                                                     ------------   ------------   ------------
CASH FLOWS FROM OPERATING ACTIVITIES
Net income                                                                           $    428,545   $    213,609   $    249,989
Adjustments to reconcile net income to net cash provided by operating activities:
   Interest credited to annuity and insurance contracts                                   254,665        257,848        258,830
   Fees deducted from policy and contract balances                                       (546,015)      (511,113)      (476,389)
   Change in future policy benefits                                                     1,322,592        305,422         59,742
   Change in other policyholder liabilities, net                                         (106,521)       577,282        123,827
   Amortization of deferred policy acquisition costs                                      178,009        210,647        212,045
   Capitalization of policy acquisition costs                                            (354,230)      (361,563)      (361,349)
   Change in premiums and fees receivable                                                 (56,057)         4,114        (28,833)
   Deferred tax provision                                                                (135,745)       (32,860)        48,153
   Change in income tax recoverables / liabilities - current                               17,127         15,806         (4,462)
   Net realized investment losses (gains)                                                 (52,525)         4,546         (9,643)
   Change in reinsurance recoverables                                                     (65,071)       (23,478)         8,673
   Other, net                                                                             102,592         28,664         61,024
                                                                                     ------------   ------------   ------------
     Net cash provided by operating activities                                            987,366        688,924        141,607
                                                                                     ------------   ------------   ------------

CASH FLOWS FROM INVESTING ACTIVITIES

Proceeds from sales of:
   Fixed maturity securities                                                            3,279,847      3,266,663      2,003,169
   Equity securities                                                                      286,719        288,190        287,535
   Alternative investments                                                                130,997        104,581         87,763
   Derivative instruments                                                                 463,171        206,895        238,574
   Other invested assets                                                                  298,737          2,509         25,679
Proceeds from maturities and repayments of:
   Fixed maturity securities                                                              990,429      1,001,019      1,075,583
   Mortgage loans                                                                         218,598        221,902        306,273
Purchases and originations of:
   Fixed maturity securities                                                           (6,247,888)    (5,383,602)    (4,047,304)
   Equity securities                                                                     (231,366)      (310,755)      (361,671)
   Mortgage loans                                                                        (715,371)      (643,688)      (494,248)
   Alternative investments                                                               (101,583)      (105,648)      (111,107)
   Derivative instruments                                                                (306,836)      (266,110)      (289,510)
   Other invested assets                                                                  (12,993)        (4,787)       (22,131)
Finance receivable originations or purchases                                              (55,200)      (222,528)      (220,575)
Finance receivable principal payments                                                      65,824        199,090        194,355
Securities in transit                                                                       3,161        (39,769)        43,717
Other, net                                                                               (420,845)      (154,800)       (46,814)
                                                                                     ------------   ------------   ------------
     Net cash used for investing activities                                            (2,354,599)    (1,840,838)    (1,330,712)
                                                                                     ------------   ------------   ------------

CASH FLOWS FROM FINANCING ACTIVITIES

Deposits credited to annuity and insurance contracts                                    4,837,422      3,973,399      3,678,808
Withdrawals from annuity and insurance contracts                                       (3,249,602)    (2,813,716)    (2,575,133)
Change in amounts drawn in excess of cash balances                                         47,884        (26,325)        (8,628)
Proceeds from issuance of short-term debt                                                  80,000        275,000        200,000
Payment on short-term debt                                                               (110,000)      (275,000)      (200,000)
Proceeds from issuance of long-term debt                                                  200,000        100,000         50,000
Payment on long-term debt                                                                (200,000)            --        (75,000)
Dividends paid to stockholder                                                            (185,142)            --             --
Other, net                                                                                (37,856)        10,772         10,140
                                                                                     ------------   ------------   ------------
     Net cash provided by financing activities                                          1,382,706      1,244,130      1,080,187
                                                                                     ------------   ------------   ------------
Net increase (decrease) in cash and cash equivalents                                       15,473         92,216       (108,918)
Cash and cash equivalents, beginning of year                                              359,818        267,602        376,520
                                                                                     ------------   ------------   ------------
Cash and cash equivalents, end of year                                               $    375,291   $    359,818   $    267,602
                                                                                     ============   ============   ============

See accompanying notes to consolidated financial statements

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                        DECEMBER 31, 2017, 2016 AND 2015
                                 (IN THOUSANDS)

(1) NATURE OF OPERATIONS

    ORGANIZATION AND DESCRIPTION OF BUSINESS

    The accompanying consolidated financial statements include the accounts of Minnesota Life Insurance Company (a wholly-owned subsidiary of Securian Financial Group, Inc. (SFG)) and its subsidiaries. Minnesota Life Insurance Company, both directly and through its subsidiaries (collectively, the Company), provides a diversified array of insurance, retirement and investment products and services designed principally to protect and enhance the long-term financial security of individuals and families.

    The Company, which operates in the United States, generally offers the following types of products directly and through its various subsidiaries:

        - Fixed, indexed and variable universal life, term life and whole life insurance products to individuals through affiliated and independent channel partners.
        - Immediate and deferred annuities, with fixed, indexed, and variable investment options through affiliated and independent channel partners.
        - Financial advice, investment advisory, and wealth management services.
        - Group life insurance and voluntary products to private and public employers.
        - Customized retirement options to employers and investment firms through affiliated and independent channel partners as well as direct relationships.
        - Life insurance protection through banks, credit unions, and finance companies along with distribution of financial institution products and services.
        -   Investment and asset management services.

    The Company serves nearly 14 million people through more than 5,000 home office associates and field representatives located at its St. Paul, Minnesota headquarters and in sales offices nationwide.

    During October 2016, the Company entered into a membership interest purchase agreement to sell its consumer finance company, Personal Finance Company LLC
    (PFC), whose revenues are primarily represented by finance charge income. Held-for-sale criteria was satisfied in 2016 and, as of December 31, 2016, the Company held PFC at its carrying value which is lower than its fair value less cost to sell. The transaction closed effective March 31, 2017.

(2) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

    BASIS OF PRESENTATION

    The accompanying consolidated financial statements have been prepared in accordance with U.S. generally accepted accounting principles (GAAP). The consolidated financial statements include the accounts of Minnesota Life Insurance Company and its subsidiaries. All material intercompany transactions and balances have been eliminated.

    The preparation of consolidated financial statements in conformity with GAAP requires management to make certain estimates and assumptions that affect reported assets and liabilities, including reporting or disclosure of contingent assets and liabilities as of the balance sheet date and the reported amounts of revenues and expenses during the reporting period. Future events, including but not limited to, changes in policyholder mortality, policyholder morbidity, interest rates and asset valuations, could cause actual results to differ from the estimates used in the consolidated financial statements, and such changes in estimates are generally recorded on the consolidated statements of operations and comprehensive income in the period in which they are made.

    The most significant estimates include those used in determining the balance and amortization of deferred policy acquisition costs, unearned premiums and fees, and reinsurance recoverables for traditional and nontraditional insurance products, policyholder liabilities, valuation of and impairment losses on investments, valuation allowances or impairments for mortgage loans on real estate, income taxes, goodwill, intangible assets, and pension and other postretirement employee benefits obligation. Although some variability is inherent in these estimates, the recorded amounts reflect management's best estimates based on facts and circumstances as of the balance sheet date. Management believes the amounts provided are appropriate.

                                                                     (Continued)

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                 (IN THOUSANDS)

(2) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

    INSURANCE REVENUES AND EXPENSES

    Premiums on traditional life insurance products, which include individual whole life and term insurance and immediate and supplemental annuities paid for life, are recognized as revenue when due. For accident and health and group life insurance products, premiums are recognized as revenue over the contract period when earned. To the extent that this revenue is unearned, it is reported as part of unearned premiums and fees on the consolidated balance sheets. Benefits and expenses are recognized in relation to premiums over the contract period via a provision for future policyholder benefits and the amortization of deferred policy acquisition costs.

    Nontraditional life insurance products include individual fixed, indexed and variable universal life insurance and adjustable life insurance and group universal and variable universal life insurance. Revenue from nontraditional life insurance products and deferred annuities is comprised of policy and contract fees charged for the cost of insurance, policy administration and surrenders and is assessed on a daily or monthly basis and recognized as revenue when assessed and earned. Variable and fixed indexed annuity guaranteed benefit rider charges are recognized as revenue when assessed. Expenses include both the portion of claims not covered by and the interest credited to the related policy and contract account balances. Deferred policy acquisition costs are amortized relative to the emergence of estimated gross profits.

    Any premiums on both traditional and nontraditional products due as of the date of the consolidated financial statements that have not yet been received and posted are included in premiums and fees receivable on the consolidated balance sheets.

    Certain nontraditional life insurance products, specifically individual universal life, variable life and adjustable life insurance, require payment of fees in advance for services that will be rendered over the estimated lives of the policies. These payments are established as unearned revenue reserves upon receipt and are included in unearned premiums and fees on the consolidated balance sheets. These unearned revenue reserves are amortized over the estimated lives of these policies and contracts in relation to the emergence of estimated gross profits. Unearned revenue reserves are adjusted to reflect the impact of unrealized gains and losses on fixed maturity securities available-for-sale. The adjustment represents the changes in amortization that would have been recorded had such unrealized amounts been realized. This adjustment is recorded through other comprehensive income
    (loss) on the consolidated statements of operations and comprehensive income.

    COMMISSION INCOME

    Commission income on insurance products is recognized as earned, net of the amount required to be remitted to the various underwriters responsible for providing the policy. Commissions are refunded on cancelled policies based on the unearned portion of the premium payments.

    Commission income on investment related products is recognized on the date of sale. Related commission expense due to agents on such sales is also recognized on the date of sale.

    ADMINISTRATIVE AND SPONSORSHIP FEES

    The Company pays administrative fees to financial institutions for administrative duties performed including, but not limited to, collection and remittance of premium, assistance with premium billing, communication with loan customers and other additional clerical functions. The expense due is estimated and accrued on a quarterly basis. The Company also pays certain financial institutions sponsorship fees which are primarily based on the loss experience of the business placed by the financial institution with the Company, which are estimated and accrued on a quarterly basis based on recent historical experience and are trued up at each profit sharing year-end which occur throughout the year.

    VALUATION OF INVESTMENTS AND NET INVESTMENT INCOME

    Fixed maturity securities, which may be sold prior to maturity, are classified as available-for-sale and are carried at fair value. Premiums and discounts are amortized or accreted using the interest yield method. The Company recognizes the excess of all cash flows over the initial investment attributable to its beneficial interest in asset-backed securities estimated at the acquisition/transaction date as interest income over the life of the Company's beneficial interest using the effective interest yield method. The Company does not accrete the discount for fixed maturity securities that are in default.

    The Company uses book value, defined as original cost adjusted for impairments and discount accretion or premium amortization, as cost for applying the retrospective adjustment method to loan-backed fixed maturity securities purchased. Prepayment assumptions for single class and multi-class mortgage-backed securities were obtained using a commercial software application or internal estimates.

                                                                     (Continued)

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                 (IN THOUSANDS)

(2) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

    VALUATION OF INVESTMENTS AND NET INVESTMENT INCOME (CONTINUED)

    For non-structured fixed maturity securities, the Company recognizes interest income using the interest method without anticipating the impact of prepayments.

    For structured fixed maturity securities, excluding interest-only securities, the Company recognizes income using a constant effective yield method based on prepayment assumptions obtained from outside service providers or upon analyst review of the underlying collateral and the estimated economic life of the securities. When estimated prepayments differ from the anticipated prepayments, the effective yield is recalculated to reflect actual prepayments to date and anticipated future payments. Any resulting adjustment is included in net investment income.

    Equity securities are generally classified as available-for-sale and are carried at fair value. Mutual funds and exchange-traded fund investments are classified as available for sale and are carried at fair value, which generally are quoted market prices of the funds' net asset value. The Company recognizes dividend income on equity securities upon the declaration of the dividend.

    Available-for-sale securities are stated at fair value, with the unrealized gains and losses, net of adjustments to deferred policy acquisition costs, unearned premiums and fees, reserves and deferred income tax, reported as a separate component of accumulated other comprehensive income in equity.

    Mortgage loans and mortgage loans held for investment are carried at amortized cost less any valuation allowances. Premiums and discounts are amortized or accreted over the terms of the mortgage loans based on the effective interest yield method. Mortgage loans for which the Company has recorded a specific valuation allowance are held at the present value of the expected future cash flows discounted at the loan's original effective interest rate, or the estimated fair value of the loan's underlying collateral.

    Alternative investments include limited partnership investments in private equity, mezzanine debt and hedge funds. These investments are carried on the consolidated balance sheets using the equity method of accounting. The Company's income from these alternative investments is included in net investment income or net realized investment gains (losses) on the consolidated statements of operations and comprehensive income based on information provided by the investee. The valuation of alternative investments is recorded based on the partnership financial statements from the previous quarter plus contributions and distributions during the fourth quarter. Changes in any undistributed amounts held by the investee are recorded, based on the Company's ownership share, as realized gains or losses on the consolidated statements of operations and comprehensive income. The Company evaluates partnership financial statements received subsequent to December 31 up to the financial statement issue date for material fluctuations in order to determine if an adjustment should be recorded as of December 31.

    Real estate, included in other invested assets on the consolidated balance sheets, represents commercial real estate acquired in satisfaction of mortgage loan debt and other properties held for sale. Real estate is considered held for sale for accounting purposes and is carried at the lower of cost or fair value less estimated cost to sell.

    Policy loans are carried at the unpaid principal balance.

    Cash and cash equivalents of sufficient credit quality are carried at cost, which approximates fair value. The Company considers commercial paper with original maturity dates of less than three months and all money market funds to be cash equivalents. The Company places its cash and cash equivalents with high quality financial institutions and, at times, these balances may be in excess of the Federal Deposit Insurance Corporation (FDIC) insurance limit.

    A portion of the funds collected by the Company from its financial institution customers is restricted in its use because the Company is acting as an agent on behalf of certain insurance underwriters. As an agent, the Company has a fiduciary responsibility to remit the appropriate percentage of monies collected to the corresponding insurance underwriters. This sum of money is defined as unremitted premiums payable and is recorded in other liabilities on the consolidated balance sheets as discussed in detail in note 15. The use of restricted funds is limited to the satisfaction of the unremitted premiums and claims payable owed to the underwriter.

                                                                     (Continued)

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                 (IN THOUSANDS)

(2) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

    VALUATION OF INVESTMENTS AND NET INVESTMENT INCOME (CONTINUED)

    The amount of restricted cash reported in cash and cash equivalents on the consolidated balance sheets is $41,762 and $40,850 at December 31, 2017 and 2016, respectively.

    Finance receivables that management had the intent and ability to hold for the foreseeable future or until maturity or payoff were reported at their outstanding unpaid principal balances reduced by an allowance for loan losses. The interest rates on the receivables outstanding at December 31, 2016 were consistent with the rates at which loans would have been made to borrowers of similar credit quality and for the same maturities and security; as such, the carrying value of the receivables outstanding at December 31, 2016 approximate the fair value at that date.

    DERIVATIVE FINANCIAL INSTRUMENTS

    The Company uses a variety of derivatives, including swaps, swaptions, futures, caps, floors, forwards and option contracts, to manage the risks associated with cash flows, interest crediting or changes in estimated fair values related to the Company's financial instruments. The Company currently enters into derivative transactions that do not qualify for hedge accounting or in certain cases, elects not to utilize hedge accounting.

    Derivative instruments are carried at fair value, with changes in fair value of derivative instruments and economically hedged items recorded in net realized investment gains (losses) or, in the case of certain life insurance product economic hedging, in policyholder benefits on the consolidated statements of operations and comprehensive income. Interest income generated by derivative instruments is reported in net realized investment gains (losses) on the consolidated statements of operations and comprehensive income. The Company does not offset the fair value amounts recognized for derivatives executed with the same counterparty under the same master netting agreement.

    Several life insurance and annuity products in the Company's liability portfolio contain investment guarantees which are deemed to be embedded derivatives. These guarantees take the form of guaranteed withdrawal benefits on variable annuities, a guaranteed payout floor on a variable payout annuity, and indexed interest credits on both fixed indexed annuity and fixed indexed universal life products. The embedded derivative is bifurcated from the host insurance contract and accounted for as a freestanding derivative. Embedded derivatives are carried on the consolidated balance sheets at estimated fair value and are included within policy and contract account balances and future policy and contract benefits on the consolidated balance sheets. Changes in estimated fair value are reported in net realized investment gains (losses) or in policyholder benefits on the consolidated statements of operations and comprehensive income.

    The Company holds "To-Be-Announced" (TBA) Government National Mortgage Association forward contracts that require the Company to take delivery of a mortgage-backed security at a settlement date in the future. A majority of the TBAs are settled at the first available period allowed under the contract. However, the deliveries of some of the Company's TBA securities happen at a later date, thus extending the forward contract date. These derivative instruments are reported at fair value with the changes in fair value reported in net realized investment gains (losses) on the consolidated statements of operations and comprehensive income.

    REALIZED AND UNREALIZED GAINS AND LOSSES

    Realized and unrealized gains and losses are determined using the specific security identification method. The Company regularly reviews each investment in its various asset classes to evaluate the necessity of recording impairment losses for other-than-temporary declines in fair value. During these reviews, the Company evaluates many factors, including, but not limited to, the length of time and the extent to which the current fair value has been below the cost of the security, specific credit issues such as collateral, financial prospects related to the issuer, the Company's intent to hold or sell the security, and current economic conditions.

                                                                     (Continued)

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                 (IN THOUSANDS)

(2) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

    REALIZED AND UNREALIZED GAINS AND LOSSES (CONTINUED)

    An other-than-temporary impairment (OTTI) is recognized in earnings for a fixed maturity security in an unrealized loss position when it is anticipated that the amortized cost will not be recovered. In such situations, the OTTI recognized in earnings is the entire difference between the fixed maturity security's amortized cost and its fair value only when either the Company has the intent to sell the fixed maturity security or it is more likely than not that the Company will be required to sell the fixed maturity security before recovery of the decline in the fair value below amortized cost. If neither of these two conditions exists, the difference between the amortized cost basis of the fixed maturity security and the present value of the projected future cash flows expected to be collected using the original purchase yield as the discount rate is recognized as an OTTI in earnings (credit loss). If the fair value is less than the present value of projected future cash flows expected to be collected, this portion of the OTTI related to other-than credit factors (noncredit loss) is recorded as an other comprehensive loss. When an unrealized loss on a fixed maturity security is considered temporary, the Company continues to record the unrealized loss in accumulated other comprehensive income and not in earnings.

    For non-structured fixed maturity securities, an OTTI is recorded when the Company does not expect to recover the entire amortized cost basis of the security. The Company estimates the credit component of the loss based on a number of various liquidation scenarios that it uses to assess the revised expected cash flows from the security.

    For structured fixed maturity securities, an OTTI is recorded when the Company believes that based on expected discounted cash flows, the Company will not recover all amounts due under the contractual terms of the security. The credit loss component considers inputs from outside sources, including but not limited to, default rates, delinquency rates, loan to collateral ratios, third-party guarantees, current levels of subordination, vintage, geographic concentration, credit ratings and other information that management deems relevant in forming its assessment.

    The Company utilizes an accretable yield which is the equivalent of book yield at purchase date as the factor to discount the cash flows. The book yield is also analyzed to see if it warrants any changes due to prepayment assumptions.

    For available-for-sale equity securities, an OTTI is recorded when the Company does not have the ability and intent to hold the security until forecasted recovery, or if the forecasted recovery is not within a reasonable period. When an OTTI has occurred, the entire difference between the equity security's cost and its fair value is charged to earnings. Equity securities that have been in an unrealized loss position of greater than 20% for longer than six months are reviewed specifically using available third party information based on the investee's current financial condition, liquidity, near-term recovery prospects, and other factors. In addition, all equity securities that have an unrealized loss position greater than $100 are reviewed based on the individual characteristics of the security. For all such equity security considerations, the Company further considers the likelihood of recovery within a reasonable period of time, as well as the intent and ability to hold such securities.

    All other material unrealized losses are reviewed for any unusual event that may trigger an OTTI. Determination of the status of each analyzed investment as other-than-temporarily impaired or not is made based on these evaluations with documentation of the rationale for the decision.

    The Company may, from time to time, sell invested assets subsequent to the balance sheet date that were considered temporarily impaired at the balance sheet date for several reasons. The rationale for the change in the Company's intent to sell generally focuses on unforeseen changes in the economic facts and circumstances related to the invested asset subsequent to the balance sheet date, significant unforeseen changes in the Company's liquidity needs, or changes in tax laws or the regulatory environment. The Company had no material sales of invested assets, previously considered OTTI or in an unrealized loss position, subsequent to the balance sheet dates for either December 31, 2017 or 2016.

                                                                     (Continued)

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                 (IN THOUSANDS)

(2) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

    REALIZED AND UNREALIZED GAINS AND LOSSES (CONTINUED)

    The mortgage loan valuation allowance is estimated based on an evaluation of known and inherent risks within the loan portfolio and consists of an evaluation of a specific loan loss allowance and a general loan loss allowance. A specific loan loss allowance is recognized when, based on current information and events, it is probable that the Company will be unable to collect all amounts due according to the contractual terms of the loan. A nonperforming loan is defined as a loan that is not performing to the contractual terms of the loan agreement. Examples of nonperforming loans may include delinquent loans, requests for forbearance and loans in the process of foreclosure. The specific valuation allowance is equal to the excess carrying value of the loan over the present value of expected future cash flows discounted at the loan's original effective interest rate, or, if the loan is in the process of foreclosure or otherwise collateral dependent, the estimated fair value of the loan's underlying collateral, less estimated selling costs. Mortgage loans that are deemed uncollectible are generally written-off against the valuation allowance, and recoveries, if any, are credited to the valuation allowance. The Company may recognize a general loan loss valuation allowance when it is probable that a credit event has occurred and the amount of the loss can be reasonably estimated. Changes in the valuation allowance are recorded in net realized investment gains (losses) on the consolidated statements of operations and comprehensive income.

    For a small portion of the portfolio, classified as troubled debt restructurings (TDRs), the Company grants concessions related to the borrowers' financial difficulties. The types of concessions may include: a permanent or temporary modification of the interest rate, extension of the maturity date at a lower interest rate and/or a reduction of accrued interest. If a loan is considered a TDR, the Company impairs the loan and records a specific valuation allowance, if applicable.

    SEPARATE ACCOUNTS

    Separate account assets and liabilities represent segregated funds administered by an unaffiliated asset management firm. These segregated funds are invested by both an unaffiliated asset management firm and an affiliate of the Company for the exclusive benefit of the Company's pension, variable annuity and variable life insurance policyholders and contractholders. Assets consist principally of marketable securities and are reported at the fair value of the investments held in the segregated funds. Investment income and gains and losses accrue directly to the policyholders and contractholders. The activity of the separate accounts is not reflected on the consolidated statements of operations and comprehensive income except for the fees the Company received, which are assessed on a daily or monthly basis and recognized as revenue when assessed and earned, and the activity related to guaranteed minimum death and withdrawal benefits.

    The Company periodically invests money in its separate accounts. At December 31, 2017 and 2016, the fair value of these investments included within equity securities, available-for-sale on the consolidated balance sheets was $63,390 and $55,430, respectively.

    FINANCE CHARGE INCOME AND RECEIVABLES

    The Company's finance receivables portfolio primarily was comprised of smaller balance homogeneous loans. The loans were originated in-person, at a branch location or through responding to an offer to lend, sent via mail. The Company also held a smaller portfolio of retail installment notes that were primarily originated through contracts with retail stores within the same regions as the branch locations.

    The Company had the intent and ability to hold the finance receivables for the foreseeable future or until maturity or payoffs. The finance receivables were reported at their outstanding unpaid principal balances reduced by an allowance for losses.

    The Company used the interest (actuarial) method of accounting for unearned finance charges and interest on finance receivables. Finance receivables were reported net of unearned finance charges. Accrual of finance charges, interest and late fees on smaller balance and homogeneous finance receivables was suspended once an account has recognized 60-days of accrued charges. The account was subsequently accounted for on a cash basis. Accrual was resumed when there were less than 60-days of accrued charges. Accrual of finance charges and interest was suspended on finance receivables at the earlier of when they are contractually past due for more than 30 days or if they were considered by management to be impaired. Loan servicing fees, extension fees and late charges included in other income on the consolidated statements of operations and comprehensive income totaled $4, $14 and $14 for the years ended December 31, 2017, 2016 and 2015, respectively.

                                                                     (Continued)

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                 (IN THOUSANDS)

(2) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

    FINANCE CHARGE INCOME AND RECEIVABLES (CONTINUED)

    The majority of the Company's finance receivables were smaller balance homogeneous loans. These loans had traditionally been evaluated collectively for impairment. The Company had elected to bifurcate the finance receivables into three segments. The segments were evaluated independently from one another and an allowance applied via a direct charge to operations through the provision for credit losses at an amount, which in management's judgement, based on the overall risk characteristics of the segment, changes in the character or size of the segment and the level of nonperforming assets was adequate to absorb probable losses on existing receivables. Risk characteristics included consideration of historical loss experience, adjusted for current economic conditions such as delinquency rates, unemployment, and regulatory changes. The underlying assumptions, estimates, and assessments used were updated periodically to reflect management's view of current conditions. Changes in estimates could have significantly affected the allowance for losses.

    It was the Company's general policy to charge off finance receivable accounts (net of unearned finance charges) when they were deemed uncollectible or when no collections were received during the preceding six months, except for certain accounts that had been individually reviewed by management and were deemed to warrant further collection effort.

    The adequacy of the allowance for losses was highly dependent upon management's estimates of variables affecting valuation, evaluations of performance and status, and the amounts and timing of future cash flows expected to have been received on impaired loans. Such estimates, evaluations, and cash flows would have been subject to frequent adjustments due to changing economic prospects of borrowers or collateral. These estimates were reviewed periodically and adjustments, if necessary, were recorded in the provision for credit losses in the periods in which they had become known.

    Impaired loans not considered TDRs were generally larger (greater than $50) real estate secured loans that were at least 60 days past due. A loan was classified as impaired when, based upon current information and events, it was probable that the Company would have been unable to collect all amounts due according to all of the contractual terms of the loan agreement. A specific valuation allowance was calculated based on the present value of expected future cash flows discounted at the loan's effective interest rate or, as a practical expedient, at the observable market price of the loan or the fair value of the collateral if the loan was collateral dependent. Interest payments received on impaired loans were generally applied to principal unless the remaining principal balance was considered to be fully collectible.

    TDRs were those loans for which the Company had granted a concession to a borrower experiencing financial difficulties without the receipt of additional consideration at time of modification. TDRs generally occurred as a result of loan modifications forced by personal bankruptcy court rulings, where the Company was required to reduce the remaining future principal and/or interest payments on a loan, or due to a borrower rolling an existing loan into a newly issued loan with extended terms. The Company expected borrowers whose loans have been modified under those situations to have been able to meet their contractual obligations for the remaining term of the loan. As a result, the Company generally did not increase the general allowance already recognized, based on a TDR.

    DEFERRED POLICY ACQUISITION COSTS

    The costs after the effects of reinsurance, which relate directly to the successful acquisition of new or renewal contracts, are generally deferred to the extent recoverable from future premiums or expected gross profits. Deferrable costs that can be capitalized in the successful acquisition of new or renewal contracts include incremental direct costs of acquisitions, as well as certain costs related directly to acquisition activities such as underwriting, policy issuance and processing, medical and inspection and sales force contract selling. Deferred policy acquisition costs (DAC) are subject to loss recognition and recoverability testing at least annually.

    For traditional life insurance, accident and health and group life insurance products, DAC are amortized with interest over the premium paying period in proportion to the ratio of annual premium revenues to ultimate premium revenues. The ultimate premium revenues are estimated based upon the same assumptions used to calculate the future policy benefits and the assumptions are locked.

    For nontraditional life insurance products and deferred annuities, DAC are amortized with interest over the expected life of the contracts in relation to the present value of actual and estimated future gross profits from investment, mortality, expense, and lapse margins. The Company reviews actuarial assumptions used to project estimated gross profits, such as mortality, persistency, expenses, investment returns and separate account returns, periodically throughout the year. These assumptions reflect the Company's best estimate of future experience.

                                                                     (Continued)

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                 (IN THOUSANDS)

(2) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

    DEFERRED POLICY ACQUISITION COSTS (CONTINUED)

    For future separate account return assumptions, the Company utilizes a mean reversion process. The Company determines an initial starting date (anchor date) to which a long-term separate account return assumption is applied in order to project an estimated mean return. The Company's future long-term separate account return assumptions ranged from 6.50% to 7.25% at December 31, 2017 and 2016 depending on the block of business, reflecting differences in contract holder fund allocations between fixed income and equity investments. Factors regarding economic outlook and management's current view of the capital markets along with a historical analysis of long-term investment returns are considered in developing the Company's long-term separate account return assumption. If the actual separate account return varies from the long-term assumption, a modified yield assumption is projected over the next five years such that the mean return equals the long-term assumption. The modified yield assumption is not permitted to be negative or in excess of 15% during the five-year reversion period.

    Changes in assumptions can have a significant impact on the amount of DAC reported for nontraditional life insurance products and deferred annuities, and the related amortization patterns. In the event actual experience differs from expected experience or future assumptions are revised to reflect management's new best estimate, the Company records an increase or decrease in DAC amortization expense, which could be significant. Any resulting impact to financial results from a change in an assumption is included in amortization of DAC on the consolidated statements of operations and comprehensive income.

    DAC are adjusted to reflect the impact of unrealized gains and losses on fixed maturity securities available-for-sale. The adjustment represents the changes in amortization that would have been recorded had such unrealized amounts been realized. This adjustment is recorded through other comprehensive income (loss) on the consolidated statements of operations and comprehensive income.

    The Company assesses internal replacements on insurance contracts to determine whether such modifications significantly change the contract terms. An internal replacement represents a modification in product benefits, features, rights or coverages that occurs by the exchange of an insurance contract for a new insurance contract, or by amendment, endorsement or rider to a contract, or by the election of a feature or coverage within a contract. If the modification substantially changes the contract, the remaining DAC on the original contract are immediately expensed and any new DAC on the replacement contract are deferred. If the contract modification does not substantially change the contract, DAC amortization on the original contract continues and any new acquisition costs associated with the modification are immediately expensed.

    SALES INDUCEMENTS

    The Company defers sales inducements and amortizes them over the life of the policy utilizing the same methodology and assumptions used to amortize DAC. Deferred sales inducements are included in other assets on the consolidated balance sheets. The Company offers sales inducements for individual annuity products that credits the policyholder with a higher interest rate than the normal general account interest rate for the first year of the deposit and another sales inducement that offers an upfront bonus on variable annuities. Changes in deferred sales inducements for the periods ended December 31 were as follows:

                                                   2017         2016
                                                ----------   ---------
      Balance at beginning of year              $   28,475   $  28,370
      Capitalization                                 3,022       4,466
      Amortization and interest                     (2,687)     (4,289)
      Adjustment for unrealized gains (losses)         232         (72)
                                                ----------   ---------
      Balance at end of year                    $   29,042   $  28,475
                                                ==========   =========

                                                                     (Continued)

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                 (IN THOUSANDS)

(2) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

    GOODWILL AND OTHER INTANGIBLE ASSETS

    In connection with acquisitions of operating entities, the Company recognizes the excess of the purchase price over the fair value of net assets acquired as goodwill. Goodwill is not amortized. The Company may choose to perform a qualitative assessment in which the Company determines if the fair value of the reporting unit is, more likely than not, greater than the carrying value of the reporting unit. If the fair value of the reporting unit is, more likely than not, greater than the carrying value of the reporting unit, then no further review or testing is required. If the fair value of the reporting entity is not, more likely than not, greater than the carrying value of the reporting unit, or if the Company chooses not to perform a qualitative assessment, the goodwill is tested for impairment at the reporting unit level.

    The assessment or testing of goodwill is performed at least annually and between annual evaluations if events occur or circumstances change that would more likely than not reduce the fair value of the reporting unit below its carrying amount. Such circumstances could include, but are not limited to: (1) a significant adverse change in legal factors or in business climate, (2) unanticipated competition, or (3) an adverse action or assessment by a regulator. When evaluating whether goodwill is impaired, the Company compares the fair value of the reporting unit to which the goodwill is assigned to the reporting unit's carrying amount, including goodwill. When the Company chooses to perform or determines that testing is required, the fair value of the reporting unit is estimated using a combination of the income or discounted cash flows approach and the market approach, which utilizes comparable companies' data, when available. If the carrying amount of a reporting unit exceeds its fair value, then the amount of the impairment loss must be measured. The impairment loss would be calculated by comparing the implied fair value of reporting unit goodwill to its carrying amount. In calculating the implied fair value of reporting unit goodwill, the fair value of the reporting unit is allocated to all of the other assets and liabilities of that unit based on their fair values. The excess of the fair value of a reporting unit over the amount assigned to its other assets and liabilities is the implied fair value of goodwill. An impairment loss would be recognized when the carrying amount of goodwill exceeds its implied fair value.

    The Company also evaluates the recoverability of other intangible assets with finite useful lives whenever events or changes in circumstances indicate that an intangible asset's carrying amount may not be recoverable. Such circumstances could include, but are not limited to: (1) a significant decrease in the fair value of an asset, (2) a significant adverse change in the extent or manner in which an asset is used, or (3) an accumulation of costs significantly in excess of the amount originally expected for the acquisition of an asset. The Company measures the carrying amount of the asset against the estimated undiscounted future cash flows associated with it. Should the sum of the expected undiscounted future net cash flows be less than the carrying value of the asset being evaluated, an impairment loss would be recognized. The impairment loss would be determined as the amount by which the carrying value of the asset exceeds its fair value. The fair value is measured based on quoted market prices, if available. If quoted market prices are not available, the estimate of fair value is based on various valuation techniques, including the discounted value of estimated future cash flows. The evaluation of asset impairment requires the Company to make assumptions about future cash flows over the life of the asset being evaluated. These assumptions require significant judgment and actual results may differ from assumed and estimated amounts.

    SOFTWARE

    Computer software costs incurred for internal use are capitalized and amortized over a three to five-year period. Computer software costs include application software, purchased software packages and significant upgrades to software and are included in property and equipment, net on the consolidated balance sheets. The Company had unamortized software costs of $32,220 and $44,569 as of December 31, 2017 and 2016, respectively, and amortized software expense of $16,004, $17,574 and $21,868 for the years ended December 31, 2017, 2016 and 2015, respectively.

    PROPERTY AND EQUIPMENT

    Property and equipment are carried at cost, net of accumulated depreciation of $132,330 and $139,872 at December 31, 2017 and 2016, respectively. Buildings are depreciated over 40 years and equipment is generally depreciated over 5 to 10 years. Depreciation expense for the years ended December 31, 2017, 2016 and 2015, was $15,506, $16,886, and $11,074,
    respectively.

                                                                     (Continued)

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                 (IN THOUSANDS)

(2) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

    REINSURANCE

    Insurance liabilities are reported before the effects of ceded reinsurance. Reinsurance recoverables represent amounts due from reinsurers for paid and unpaid benefits, expense reimbursements, prepaid premiums and policyholder liabilities. Amounts recoverable from reinsurers are estimated in a manner consistent with the policyholder liability associated with the reinsured business. Reinsurance premiums ceded and recoveries on benefits and claims incurred are deducted from the respective income and expense accounts.

    POLICYHOLDER LIABILITIES

    Policy and contract account balances represent the net accumulation of funds associated with nontraditional life insurance products and deferred annuities. Additions to account balances include premiums, deposits, sales inducements and interest credited by the Company. Deductions to account balances include surrenders, withdrawals, benefit payments and charges assessed for the cost of insurance, policy administration and surrenders.

    Future policy and contract benefits are comprised of reserves for traditional life insurance, group life insurance, accident and health products, immediate annuities, and guarantees on certain deferred annuity contracts. The reserves were calculated using the net level premium method based upon assumptions regarding investment yield, mortality, morbidity and withdrawal rates determined at the date of issue, commensurate with the Company's experience. Provision has been made in certain cases for adverse deviations from these assumptions. When estimating the expected gross margins for traditional life insurance products as of December 31, 2017, the Company has assumed an average rate of investment yields ranging from 2.97% to 6.21%.

    Certain future policy and contract benefits are adjusted to reflect the impact of unrealized gains and losses on fixed maturity securities available for sale. The adjustment to future policy benefits and claims represents the increase in policy reserves that would have been recorded had such unrealized amounts been realized. This adjustment is recorded through other comprehensive income (loss) on the consolidated statements of operations and comprehensive income.

    Pending policy and contract claims primarily represent amounts estimated for claims incurred but not reported and claims that have been reported but not settled. Such liabilities are estimated based upon the Company's historical experience and other actuarial assumptions that consider current developments and anticipated trends.

    Other policyholder funds are comprised of dividend accumulations, premium deposit funds and supplementary contracts without life contingencies.

    PARTICIPATING BUSINESS

    Dividends on participating policies and other discretionary payments are declared by the Board of Directors based upon actuarial determinations, which take into consideration current mortality, interest earnings, expense factors and federal income taxes. Dividends are recognized as expenses consistent with the recognition of premiums. At December 31, 2017 and 2016, the total participating business in force was $2,194,452 and $2,217,164, respectively. As a percentage of total life insurance in force, participating business in force represents 0.2% at December 31, 2017 and 2016.

    INCOME TAXES

    The Company files a life/non-life consolidated federal income tax return with Minnesota Mutual Companies, Inc., the Company's ultimate parent. The Company utilizes a consolidated approach to the allocation of current taxes, whereby, the tax benefits resulting from any losses by the Company, which would be realized by Minnesota Mutual Companies, Inc. on a consolidated return, go to the benefit of the Company. Intercompany tax balances are settled annually when the tax return is filed with the Internal Revenue Service (IRS).

    Inherent in the provision for federal income taxes are estimates regarding the deductibility of certain items and the realization of certain tax credits. In the event the ultimate deductibility of certain items or the realization of certain tax credits differs from estimates, the Company may be required to significantly change the provision for federal income taxes recorded on the consolidated financial statements. Any such change could significantly affect the amounts reported on the consolidated statements of operations and comprehensive income. Management has used best estimates to establish reserves based on current facts and circumstances regarding tax exposure items where the ultimate deductibility is open to interpretation. Management evaluates the appropriateness of such reserves based on any new developments specific to their fact patterns. Information considered includes results of completed tax examinations, Technical Advice Memorandums and other rulings issued by the IRS or the tax courts.

                                                                     (Continued)

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                 (IN THOUSANDS)

(2) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

    INCOME TAXES (CONTINUED)

    The Company utilizes the asset and liability method of accounting for income taxes. Under this method, deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and operating loss and tax credit carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. Under this method, the effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date. Valuation allowances are established when it is determined that it is more likely than not that the deferred tax asset will not be fully realized. Current income taxes are charged to operations based upon amounts estimated to be payable as a result of taxable operations for the current year.

(3) RISKS

    The Company's consolidated financial statements are based on estimates and assumptions that are subject to significant business, economic and competitive risks and uncertainties, many of which are beyond the Company's control or are subject to change. As such, actual results could differ from the estimates used in the consolidated financial statements and the value of the Company's investments, its financial condition and its liquidity could be adversely affected. The following risks and uncertainties, among others, may have such an effect:

       - Economic environment and capital markets-related risks such as those related to interest rates, equity markets, credit spreads, real estate, and derivatives.

       - Investment-related risks such as those related to valuation, impairment, and concentration.

       - Business and operational-related risks such as those related to mortality/longevity, morbidity and claims experience, reinsurers and counterparties, liquidity, ratings, competition, cyber or other information security, fraud, and overall risk management.

       -    Acquisition, disposition, or other structural change related risks.

       - Regulatory and legal risks such as those related to changes in fiscal, tax and other legislation, insurance and other regulation, and accounting standards.

    The Company actively monitors and manages risks and uncertainties through a variety of policies and procedures in an effort to mitigate or minimize the adverse impact of any exposures impacting the consolidated financial statements.

(4) NEW ACCOUNTING PRONOUNCEMENTS

    FUTURE ADOPTION OF NEW ACCOUNTING PRONOUNCEMENTS

    In January 2018, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) 2018-02, Income Statement - Reporting Comprehensive Income (Topic 220), Reclassisfication of Certain Tax Effects from Accumulated Other Comprehensive Income, which provides companies with an option to reclassify stranded tax effects within accumulated other comprehensive income to retained earnings in each period in which the effect of the change in the U.S. federal corporate income tax rate in the Tax Cuts and Jobs Act (or portion thereof) is recorded. ASU 2018-02 is effective for annual reporting periods beginning on January 1, 2019, with early adoption permitted. An entity may apply the new guidance using one of the following two methods: (1) in the period of adoption or (2) retrospectively to each period (or periods) presented, in which the effect of the change in the U.S federal corporate income tax rate in the Tax Cuts and Jobs Act is recognized. The Company expects to adopt the guidance in 2018 and upon adoption expects to reclassify approximately $76,135 of unrealized deferred taxes, from accumulated other comprehensive income to retained earnings.

    In March 2017, the FASB issued ASU 2017-08, Receivables - Nonrefundable Fees and Other Costs (Subtopic 310-20), Premium Amortization on Purchased Callable Debt Securities, shortening the amortization period for certain callable debt securities held at a premium and requires the premium to be amortized to the earliest call date. However, the new guidance does not require an accounting change for securities held at a discount whose discount continues to be amortized to maturity. ASU 2017-08 is effective for fiscal years beginning on January 1, 2019 and should be applied on a modified retrospective basis through a cumulative-effect adjustment directly to retained earnings. Early adoption is permitted. The Company is currently evaluating the impact of this new guidance on its consolidated financial statements.

                                                                     (Continued)

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                 (IN THOUSANDS)

(4) NEW ACCOUNTING PRONOUNCEMENTS (CONTINUED)

    FUTURE ADOPTION OF NEW ACCOUNTING PRONOUNCEMENTS (CONTINUED)

    In March 2017, the FASB issued ASU 2017-07, Compensation - Retirement Benefits (Topic 715): Improving the presentation of Net Periodic Pension Cost and Net Periodic Postretirement Benefit Cost, requiring an employer that offers to its employees defined benefit pension or other postretirement benefit plans report the service cost component in the same line item or items as other compensation costs arising from services rendered by the pertinent employees during the period. The other components of net benefit cost are required to be presented in the statement of operations separately from the service cost component and outside a subtotal of income from operations, if one is presented. The new guidance is effective for annual periods beginning on January 1, 2018. Early adoption is permitted as of the beginning of an annual period for which financial statements have not been issued or made available for issuance. The guidance should be applied retrospectively for the presentation of the service cost component in the statement of operations and allows a practical expedient for the estimation basis for applying the retrospective presentation requirements. The adoption of this new guidance will not have an impact on the Company's consolidated financial statements.

    In January 2017, the FASB issued ASU No. 2017-04, Intangibles - Goodwill and Other (Topic 350): Simplifying the Test for Goodwill Impairment, which removes Step 2 of the goodwill impairment test. A goodwill impairment will now be the amount by which a reporting unit's carrying value exceeds its fair value, not to exceed the carrying amount of goodwill. ASU 2017-04 is effective for the annual reporting period beginning January 1, 2020 and is required to be applied on a prospective basis with early adoption permitted. The Company is currently evaluating the impact of this new guidance on its consolidated financial statements.

    In January 2017, the FASB issued ASU No. 2017-01, Business Combinations (Topic 805): Clarifying the Definition of a Business, which clarifies the definition of a business when evaluating whether transactions should be accounted for as acquisitions (or disposals) of assets or businesses. ASU 2017-01 is effective for the annual reporting period beginning January 1, 2018 and is required to be applied on a prospective basis. The adoption of this new guidance will not have an impact on the Company's consolidated financial statements.

    In November 2016, the FASB issued ASU 2016-18, Statement of Cash Flows (Topic 230): Restricted Cash, which requires additional disclosures and modification to the statement of cash flows to provide additional information on the changes in cash, cash equivalents and restricted cash. ASU 2016-18 is effective for the annual reporting period beginning January 1, 2018 and is required to be applied on a retrospective basis. The Company is currently evaluating the impact of this new guidance on its consolidated financial statements.

    In November 2016, the FASB issued ASU 2016-15, Statement of Cash Flows (Topic 230): Classification of Certain Cash Receipts and Cash Payments, which clarifies how certain transactions are to be presented on the statement of cash flows. ASU 2016-15 is effective for the annual reporting period beginning January 1, 2018 and is required to be applied on a retrospective basis. The Company is currently evaluating the impact of this new guidance on its consolidated financial statements.

    In June 2016, the FASB issued ASU 2016-13, Financial Instruments - Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments, which replaces the incurred loss impairment methodology. The revised guidance removes recognition thresholds and will require companies to recognize an allowance for credit losses for the difference between the amortized cost basis of a financial instrument and the amount of amortized cost that an entity expects to collect over the instrument's contractual life along with enhanced disclosures. ASU 2016-13 is effective for the annual reporting period beginning on January 1, 2020 and is required to be applied on a modified retrospective basis. The Company is currently evaluating the impact of this new guidance on its consolidated financial statements.

    In February 2016, the FASB issued ASU 2016-02, Leases (Subtopic 842). The new guidance requires an entity to recognize lease assets and liabilities on the balance sheet and to disclose key information regarding leasing arrangements within the footnotes of the financial statements. Adoption is required utilizing a modified retrospective approach, which requires application of the new guidance for all periods presented. During a July 2017 FASB Emerging Issues Task Force (EITF) meeting, it was announced that the Securities and Exchange Commission (SEC) staff would not object if a Public Business Entity (PBE) that otherwise would not meet the definition of a PBE except for the requirement to include, or the inclusion of, its financial statements in another entity's filing with the SEC, uses private company adoption dates for ASU 2016-02. The Company meets the criteria as an "Excluded PBE", and as such, intends to use the private company adoption dates for ASU 2016-02. ASU 2016-02 is effective for annual reporting periods beginning on January 1, 2020. The Company is currently evaluating the impact of this guidance on its consolidated financial statements.

                                                                     (Continued)

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                 (IN THOUSANDS)

(4) NEW ACCOUNTING PRONOUNCEMENTS (CONTINUED)

    FUTURE ADOPTION OF NEW ACCOUNTING PRONOUNCEMENTS (CONTINUED)

    In January 2016, the FASB issued ASU 2016-01, Financial Instruments - Overall (Subtopic 825-10): Recognition and Measurement of Financial Assets and Financial Liabilities, which is intended to make targeted improvements to the reporting model for financial instruments. The new guidance requires equity investments (except those accounted for under the equity method of accounting, or those that result in consolidation of the investee) to be measured at fair value with changes in fair value recognized in net income along with certain other measurement and disclosure enhancements. ASU 2016-01 is effective for annual reporting periods beginning on January 1, 2018. Prospective application is required with a cumulative-effect adjustment as of the beginning of the period of adoption. Upon adoption of the guidance the Company will reclassify approximately $70,000 of unrealized holding gains (losses), net of tax, from accumulated other comprehensive income to retained earnings related to equity securities meeting the ASU 2016-01 definition.

    In May 2014, the FASB issued ASU 2014-09, Revenue from Contracts with Customers (Topic 606), which is a comprehensive new revenue recognition standard that will supersede nearly all existing revenue recognition guidance; however, it will not impact the accounting for insurance contracts or financial instruments. The guidance requires an entity to recognize revenue reflecting the transfer of a promised good or service to customers in an amount that reflects the consideration to which the entity expects to be entitled to in exchange for that good or service. The guidance also requires additional disclosures. An entity may apply the new guidance using one of the following two methods: (1) retrospectively to each prior period presented, or (2) retrospectively with the cumulative effect of initially applying the standard recognized at the date of initial application. In July 2015, the FASB issued ASU 2015-14, Revenue from Contracts with Customers (Topic 606): Deferral of the Effective Date, which defered the effective date of ASU 2014-09 to the annual reporting period beginning January 1, 2018. During a July 2017 FASB Emerging Issues Task Force (EITF) meeting, it was announced that the SEC staff would not object if a PBE that otherwise would not meet the definition of a PBE except for the requirement to include, or the inclusion of, its financial statements in another entity's filing with the SEC, uses private company adoption dates for ASU 2014-09. The Company meets the criteria as an "Excluded PBE", and as such, intends to use the private company adoption dates for ASU 2014-09. ASU 2014-09 is effective for annual reporting periods beginning on January 1, 2019. The Company is currently evaluating the impact of this new guidance on its consolidated financial statements.

(5) FAIR VALUE OF FINANCIAL INSTRUMENTS

    FINANCIAL ASSETS AND FINANCIAL LIABILITIES REPORTED AT FAIR VALUE

    The fair value of the Company's financial assets and financial liabilities has been determined using available market information as of December 31, 2017 and 2016. Although the Company is not aware of any factors that would significantly affect the fair value of financial assets and financial liabilities, such amounts have not been comprehensively revalued since those dates. Therefore, estimates of fair value subsequent to the valuation dates may differ significantly from the amounts presented herein. Considerable judgment is required to interpret market data to develop the estimates of fair value. The use of different market assumptions and/or estimation methodologies may have a material effect on the estimated fair value amounts.

    Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (exit price) in an orderly transaction between market participants at the measurement date. In determining fair value, the Company primarily uses the market approach which utilizes prices and other relevant information generated by market transactions involving identical or comparable assets or liabilities. To a lesser extent, the Company also uses the income approach which uses discounted cash flows to determine fair value. When applying either approach, the Company maximizes the use of observable inputs and minimizes the use of unobservable inputs. Observable inputs reflect the assumptions market participants would use in valuing a financial instrument based on market data obtained from sources independent of the Company. Unobservable inputs reflect the Company's estimates about the assumptions market participants would use in valuing financial assets and financial liabilities based on the best information available in the circumstances.

                                                                     (Continued)

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                 (IN THOUSANDS)

(5) FAIR VALUE OF FINANCIAL INSTRUMENTS (CONTINUED)

    FINANCIAL ASSETS AND FINANCIAL LIABILITIES REPORTED AT FAIR VALUE
    (CONTINUED)

    The Company is required to categorize its financial assets and financial liabilities recorded on the consolidated balance sheets according to a three-level hierarchy. A level is assigned to each financial asset and financial liability based on the lowest level input that is significant to the fair value measurement in its entirety. The levels of fair value hierarchy are as follows:

        Level 1 - Fair value is based on unadjusted quoted prices for identical assets or liabilities in an active market. The types of assets and liabilities utilizing Level 1 valuations generally include U.S. government securities, certain publicly traded corporate fixed maturity securities, money-market funds, actively-traded U.S. and international equities, investments in mutual funds with quoted market prices, certain separate account assets, and listed derivatives.

        Level 2 - Fair value is based on significant inputs, other than quoted prices included in Level 1, that are observable in active markets for identical or similar assets and liabilities. The types of assets and liabilities utilizing Level 2 valuations generally include agency securities not backed by the full faith of the U.S. government, foreign government securities, publicly traded corporate fixed maturity securities, structured notes, municipal fixed maturity securities, certain mortgage and asset-backed securities, certain separate account assets, certain equity securities not priced on an exchange, and certain derivatives.

        Level 3 - Fair value is based on at least one or more significant unobservable inputs. These inputs reflect the Company's assumptions about the inputs market participants would use in pricing the assets or liabilities. The types of assets and liabilities utilizing Level 3 valuations generally include certain mortgage and asset backed securities, certain privately placed corporate fixed maturity securities, certain separate account assets and certain derivatives, including embedded derivatives associated with living benefit guarantees and indexed features on certain life and annuity contracts.

    The Company uses prices and inputs that are current as of the measurement date. In periods of market disruption, the ability to observe prices and inputs may be reduced, which could cause an asset or liability to be reclassified to a lower level.

    Inputs used to measure fair value of an asset or liability may fall into different levels of the fair value hierarchy. In these situations, the Company will determine the level in which the fair value falls based upon the lowest level input that is significant to the determination of the fair value.

                                                                     (Continued)

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                 (IN THOUSANDS)

(5) FAIR VALUE OF FINANCIAL INSTRUMENTS (CONTINUED)

    FINANCIAL ASSETS AND FINANCIAL LIABILITIES REPORTED AT FAIR VALUE
    (CONTINUED)

    The following tables summarize the Company's financial assets and financial liabilities measured at fair value on a recurring basis:

                                                                                     DECEMBER 31, 2017
                                                                 ---------------------------------------------------------
                                                                    LEVEL 1        LEVEL 2        LEVEL 3         TOTAL
                                                                 -------------  -------------  -------------  ------------
        Fixed maturity securities, available-for-sale:
          U.S. government securities                             $     495,440  $          --  $          --  $    495,440
          Agencies not backed by the full faith and credit of
           the U.S. government                                              --        868,236             --       868,236
          Foreign government securities                                     --         36,493             --        36,493
          Corporate securities                                              --      9,131,290      1,305,957    10,437,247
          Asset-backed securities                                           --        550,891         52,987       603,878
          Commercial mortgage-backed securities (CMBS)                      --      1,593,806             --     1,593,806
          Residential mortgage-backed securities (RMBS)                     --      2,073,400              5     2,073,405
                                                                 -------------  -------------  -------------  ------------
            Total fixed maturity securities, available-for-sale        495,440     14,254,116      1,358,949    16,108,505
        Equity securities, available-for-sale                          468,156         76,544             67       544,767
        Derivative instruments:
          TBA derivative instruments                                        --         31,714             --        31,714
          Other derivative instruments                                      13        469,267             --       469,280
                                                                 -------------  -------------  -------------  ------------
            Total derivative instruments                                    13        500,981             --       500,994
                                                                 -------------  -------------  -------------  ------------
              Total investments                                        963,609     14,831,641      1,359,016    17,154,266
        Cash equivalents                                               288,998          2,160             --       291,158
        Separate account assets                                      4,904,223     20,018,589            886    24,923,698
                                                                 -------------  -------------  -------------  ------------
              Total financial assets                             $   6,156,830  $  34,852,390  $   1,359,902  $ 42,369,122
                                                                 =============  =============  =============  ============

        Policy and contract account balances (1)                 $          --  $          --  $     402,466  $    402,466
        Future policy and contract benefits (1)                             --             --         17,498        17,498
        Derivative instruments (2)                                          13        111,333             --       111,346
                                                                 -------------  -------------  -------------  ------------
              Total financial liabilities                        $          13  $     111,333  $     419,964  $    531,310
                                                                 =============  =============  =============  ============

----------
    (1) Policy and contract account balances and future policy and contract benefits balances reported in this table relate to embedded derivatives associated with living benefit guarantees and indexed features on certain annuity and life insurance products. The Company's guaranteed minimum withdrawal benefits, guaranteed payout annuity floor, and fixed indexed annuity and fixed indexed universal life products are considered embedded derivatives, resulting in the embedded derivatives being separated from the host contract and recognized at fair value.

    (2) Included in other liabilities on the consolidated balance sheets.

                                                                     (Continued)

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                 (IN THOUSANDS)

(5) FAIR VALUE OF FINANCIAL INSTRUMENTS (CONTINUED)

    FINANCIAL ASSETS AND FINANCIAL LIABILITIES REPORTED AT FAIR VALUE
    (CONTINUED)

    The following tables summarize the Company's financial assets and financial liabilities measured at fair value on a recurring basis (Continued):

                                                                                     DECEMBER 31, 2016
                                                                 ---------------------------------------------------------
                                                                    LEVEL 1        LEVEL 2        LEVEL 3         TOTAL
                                                                 -------------  -------------  -------------  ------------
        Fixed maturity securities, available-for-sale:
          U.S. government securities                             $     293,539  $          --  $          --  $    293,539
          Agencies not backed by the full faith and credit of
           the U.S. government                                              --        820,335             --       820,335
          Foreign government securities                                     --         37,064             --        37,064
          Corporate securities                                           1,607      7,915,599      1,041,343     8,958,549
          Asset-backed securities                                           --        434,006         38,833       472,839
          CMBS                                                              --      1,398,895             --     1,398,895
          RMBS                                                              --      1,778,276             23     1,778,299
                                                                 -------------  -------------  -------------  ------------
            Total fixed maturity securities, available-for-sale        295,146     12,384,175      1,080,199    13,759,520
        Equity securities, available-for-sale                          474,974         77,427             87       552,488
        Derivative instruments:
          TBA derivative instruments                                        --         18,847             --        18,847
          Other derivative instruments                                      15        346,281             --       346,296
                                                                 -------------  -------------  -------------  ------------
            Total derivative instruments                                    15        365,128             --       365,143
                                                                 -------------  -------------  -------------  ------------
              Total investments                                        770,135     12,826,730      1,080,286    14,677,151
        Cash equivalents                                               231,959         12,145             --       244,104
        Separate account assets                                      3,932,516     17,415,512          1,809    21,349,837
                                                                 -------------  -------------  -------------  ------------
              Total financial assets                             $   4,934,610  $  30,254,387  $   1,082,095  $ 36,271,092
                                                                 =============  =============  =============  ============

        Policy and contract account balances (1)                 $          --  $          --  $     262,102  $    262,102
        Future policy and contract benefits (1)                             --             --         34,283        34,283
        Derivative instruments (2)                                         741         70,743             --        71,484
                                                                 -------------  -------------  -------------  ------------
              Total financial liabilities                        $         741  $      70,743  $     296,385  $    367,869
                                                                 =============  =============  =============  ============

----------
    (1) Policy and contract account balances and future policy and contract benefits balances reported in this table relate to embedded derivatives associated with living benefit guarantees and indexed features on certain annuity and life insurance products. The Company's guaranteed minimum withdrawal benefits, guaranteed payout annuity floor, and fixed index annuity and fixed indexed universal life products are considered embedded derivatives, resulting in the embedded derivatives being separated from the host contract and recognized at fair value.

    (2) Included in other liabilities on the consolidated balance sheets.

                                                                     (Continued)

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                 (IN THOUSANDS)

(5) FAIR VALUE OF FINANCIAL INSTRUMENTS (CONTINUED)

    FINANCIAL ASSETS AND FINANCIAL LIABILITIES REPORTED AT FAIR VALUE
    (CONTINUED)

    The methods and assumptions used to estimate the fair value of financial assets and liabilities are summarized as follows:

    FIXED MATURITY SECURITIES, AVAILABLE-FOR-SALE

    When available, fair values of fixed maturity are based on quoted market prices of identical assets in active markets and are reflected in Level 1.

    When quoted prices are not available, the Company's process is to obtain prices from third party pricing services, when available. The Company generally receives prices from pricing services and maintains a vendor hierarchy by asset type based on historical pricing experience and vendor expertise. The Company's primary pricing service has policies and processes to ensure that it is using objectively verifiable observable market data. The pricing service regularly reviews the evaluation inputs for securities covered and publishes and updates a summary of inputs used in its valuations by major security type. The market inputs utilized in the pricing evaluation depend on asset class and market conditions but typically include: benchmark yields, reported trades, broker/dealer quotes, issuer spreads, benchmark securities, bids, offers, reference data, and industry and economic events. If the pricing service determines it does not have sufficient objectively verifiable information about a security's valuation, it discontinues providing a valuation for the security. In this instance, the Company would be required to produce an estimate of fair value.

    Prices are reviewed by affiliated asset managers and management to validate reasonability. Fixed maturity securities with validated prices from pricing services are generally reflected in Level 2. If the pricing information received from third party pricing services is not reflective of market activity or other inputs observable in the market, the Company may challenge the price through a formal process with the pricing service. If the pricing service updates the price to be more consistent in comparison to the presented market observations, the security remains within Level 2.

    For fixed maturity securities where quoted market prices are not available or the Company concludes the pricing information received from third party pricing services is not reflective of market activity - generally private placement securities or securities that do not trade regularly - a matrix pricing, discounted cash flow or other model is used. The pricing models are developed by obtaining spreads versus the U.S. Treasury yield for corporate securities with varying weighted average lives and bond ratings. The weighted average life and bond rating of a particular fixed maturity security to be priced are important inputs into the model and are used to determine a corresponding spread that is added to the U.S. Treasury yield to create an estimated market yield for that security. The estimated market yield, liquidity premium, any adjustments for known credit risk, and other relevant factors are then used to estimate the fair value of the particular fixed maturity security. Certain other valuations are based on independent non-binding broker quotes. Fixed maturity securities valued using pricing models with unobservable inputs or broker quotes are reflected in Level 3.

    EQUITY SECURITIES, AVAILABLE-FOR-SALE

    The Company's equity securities consist primarily of investments in common stock of publicly traded companies. The fair values of equity securities are based on quoted market prices in active markets for identical assets and are classified within Level 1. The Company carries certain equity securities that are not priced on an exchange classified within Level 2. The Company receives these prices from third party pricing services using observable inputs for identical or similar assets in active markets. The Company carries a small amount of non-exchange traded equity securities classified within Level 3. The fair value of these securities is based on at least one or more significant unobservable input.

                                                                     (Continued)

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                 (IN THOUSANDS)

(5) FAIR VALUE OF FINANCIAL INSTRUMENTS (CONTINUED)

    FINANCIAL ASSETS AND FINANCIAL LIABILITIES REPORTED AT FAIR VALUE
    (CONTINUED)

    DERIVATIVE INSTRUMENTS

    Derivative instrument fair values are based on quoted market prices when available. If a quoted market price is not available, fair value is estimated using current market assumptions and modeling techniques, which are then compared with quotes from counterparties.

    The majority of the Company's derivative positions are traded in the OTC derivative market and are classified as Level 2. The fair values of most OTC derivatives are determined using discounted cash flow or third party pricing models. The significant inputs to the pricing models are observable in the market or can be derived principally from or corroborated by observable market data. Significant inputs that are observable generally include: interest rates, foreign currency exchange rates, interest rate curves, credit curves and volatility. However, certain OTC derivatives may rely on inputs that are significant to the estimated fair value that are not observable in the market or cannot be derived principally from or corroborated by observable market data. Significant inputs that are unobservable generally include: independent broker quotes and inputs that are outside the observable portion of the interest rate curve, credit curve, volatility or other relevant market measure. These unobservable inputs may involve significant management judgment or estimation. In general, OTC derivatives are compared to an outside broker quote when available and are reviewed in detail through the Company's valuation oversight group. OTC derivatives valued using significant unobservable inputs would be classified as Level 3.

    The credit risk of both the counterparty and the Company are considered in determining the estimated fair value for all OTC derivatives after taking into account the effects of netting agreements and collateral arrangements.

    CASH EQUIVALENTS

    Cash equivalents include money market instruments and highly rated commercial paper. Money market instruments are generally valued using unadjusted quoted prices in active markets and are reflected in Level 1.

    SEPARATE ACCOUNT ASSETS

    Separate account assets are reported as a summarized total and are carried at estimated fair value based on the underlying assets in which the separate accounts are invested. Valuations for fixed maturity securities, equity securities and cash equivalents are determined consistent with similar instruments as previously described. Valuations for certain mutual funds and pooled separate accounts are classified as Level 2 as the values are based upon quoted prices or reported net asset values provided by the fund managers with little readily determinable public pricing information.

    POLICY AND CONTRACT ACCOUNT BALANCES AND FUTURE POLICY AND CONTRACT ACCOUNT BENEFITS

    Policy and contract account balances and future policy and contract account benefits include liabilities for living benefit guarantees and indexed features on certain annuity contracts and life insurance policies accounted for as embedded derivatives. These guarantees take the form of guaranteed withdrawal and income benefits on variable annuities, a guaranteed payout floor on a variable payout annuity, and indexed interest credits on both fixed annuity and fixed universal life products.

    The fair value for embedded derivatives related to fixed indexed annuity and indexed universal life products is based on the present value of future index returns to the policyholder using actuarial and present value assumptions including expectations concerning policyholder behavior. The calculation is based on in-force business and uses standard capital market techniques, such as the Black-Scholes, with certain unobservable inputs such as mortality, lapse, and volatility.

    The fair value for living benefit guarantee embedded derivatives is estimated using the present value of future benefits less the present value of future fees over the expected lives of the contracts using various capital market and actuarial assumptions. The cash flows are projected under multiple capital market scenarios using observable risk free rates. The valuation of these embedded derivatives includes an adjustment for the Company's own credit risk and other non-capital market inputs. The Company's own credit adjustment is determined taking into consideration publicly available information relating to peer companies' debt ratings and the Company's own claims paying ability.

                                                                     (Continued)

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                 (IN THOUSANDS)

(5) FAIR VALUE OF FINANCIAL INSTRUMENTS (CONTINUED)

    FINANCIAL ASSETS AND FINANCIAL LIABILITIES REPORTED AT FAIR VALUE
    (CONTINUED)

    POLICY AND CONTRACT ACCOUNT BALANCES AND FUTURE POLICY AND CONTRACT ACCOUNT BENEFITS (CONTINUED)

    Other significant inputs to the valuation models for the embedded derivatives associated with the optional living benefit features of the Company's variable annuity products include capital market assumptions, such as interest rate and implied volatility assumptions, as well as various policyholder behavior assumptions that are actuarially determined, including lapse rates, benefit utilization rates, mortality rates and withdrawal rates.

    These assumptions are reviewed at least annually, and updated based upon historical experience. Since many of the assumptions utilized in the valuation of embedded derivatives are unobservable and are considered to be significant inputs to the valuations, the embedded derivatives have been reflected within Level 3.

    The following table provides a summary of changes in fair value of Level 3 financial assets held at fair value on a recurring basis during the year ended December 31, 2017:

                                                      TOTAL REALIZED AND
                                                       UNREALIZED GAINS
                                                     (LOSSES) INCLUDED IN:
                                                   --------------------------
                                                                    OTHER       TRANSFERS    TRANSFERS     PURCHASES,
                                       BALANCE AT     NET       COMPREHENSIVE     IN TO        OUT OF      SALES AND   BALANCE AT
                                       BEGINNING     INCOME        INCOME        LEVEL 3      LEVEL 3     SETTLEMENTS    END OF
                                        OF YEAR       (1)          (LOSS)          (2)          (2)         NET (3)       YEAR
                                      -----------  -----------  -------------  -----------  -----------  ------------  -----------
        Fixed maturity securities,
         available-for sale:
          Corporate securities        $ 1,041,343  $    (2,482) $      13,140  $        --  $        --  $    253,956  $ 1,305,957
          Asset-backed securities          38,833         (321)          (216)          --           --        14,691       52,987
          RMBS                                 23           --             14           --           (4)          (28)           5
                                      -----------  -----------  -------------  -----------  -----------  ------------  -----------
            Total fixed maturity
             securities, available-
             for-sale                   1,080,199  $    (2,803)        12,938           --           (4)      268,619    1,358,949
        Equity securities, available-
         for-sale                              87           --            (20)          --           --            --           67
        Separate account assets             1,809           --           (107)          --       (1,590)          774          886
                                      -----------  -----------  -------------  -----------  -----------  ------------  -----------
            Total financial assets    $ 1,082,095  $    (2,803) $      12,811  $        --  $    (1,594) $    269,393  $ 1,359,902
                                      ===========  ===========  =============  ===========  ===========  ============  ===========

----------
    (1) The amounts included in this column are reported in net realized investment gains (losses) on the consolidated statements of operations and comprehensive income.

    (2) Transfers in to/out of Level 3 are primarily due to the availability of observable market prices.

    (3) The following table provides the bifurcation of the net purchases, sales and settlements.

                                                                     (Continued)

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                 (IN THOUSANDS)

(5) FAIR VALUE OF FINANCIAL INSTRUMENTS (CONTINUED)

    FINANCIAL ASSETS AND FINANCIAL LIABILITIES REPORTED AT FAIR VALUE
    (CONTINUED)

    The following table provides the bifurcation of the net purchases, sales and settlements during the year ended December 31, 2017:

                                                                                                            PURCHASES,
                                                                                                            SALES AND
                                                                                                           SETTLEMENTS,
                                                            PURCHASES        SALES          SETTLEMENTS        NET
                                                         --------------  ---------------  --------------  --------------
        Fixed maturity securities, available-for-sale:
          Corporate securities                           $      453,900  $       (15,315) $     (184,629) $      253,956
          Asset-backed securities                                22,000               --          (7,309)         14,691
          RMBS                                                       --               --             (28)            (28)
                                                         --------------  ---------------  --------------  --------------
            Total fixed maturity securities, available-
              for-sale                                          475,900          (15,315)       (191,966)        268,619
        Separate account assets                                   1,178             (404)             --             774
                                                         --------------  ---------------  --------------  --------------
              Total financial assets                     $      477,078  $       (15,719) $     (191,966) $      269,393
                                                         ==============  ===============  ==============  ==============

    The following table provides a summary of changes in fair value of Level 3 financial assets held at fair value on a recurring basis during the year ended December 31, 2016:

                                                      TOTAL REALIZED AND
                                                       UNREALIZED GAINS
                                                     (LOSSES) INCLUDED IN:
                                                   --------------------------
                                                                    OTHER       TRANSFERS    TRANSFERS     PURCHASES,
                                       BALANCE AT     NET       COMPREHENSIVE     IN TO        OUT OF      SALES AND   BALANCE AT
                                       BEGINNING     INCOME        INCOME        LEVEL 3      LEVEL 3     SETTLEMENTS    END OF
                                        OF YEAR       (1)          (LOSS)          (2)          (2)         NET (3)       YEAR
                                      -----------  -----------  -------------  -----------  -----------  ------------  -----------
        Fixed maturity securities,
         available-for sale:
         Corporate securities         $   904,066  $      (216) $      (2,816) $        --  $        --  $    140,309  $ 1,041,343
         Asset-backed securities           45,488           --           (221)          --       (5,000)       (1,434)      38,833
         CMBS                              22,734           --             --           --      (22,734)           --           --
         RMBS                                  64           12             30           --           --           (83)          23
                                      -----------  -----------  -------------  -----------  -----------  ------------  -----------
           Total fixed maturity
             securities, available-
             for-sale                     972,352  $      (204)        (3,007)          --      (27,734)      138,792    1,080,199
        Equity securities,
         available-for-sale                   113           --            (26)          --           --            --           87
        Separate account assets             1,613           --             95           92          (87)           96        1,809
                                      -----------  -----------  -------------  -----------  -----------  ------------  -----------
              Total financial assets  $   974,078  $      (204) $      (2,938) $        92  $   (27,821) $    138,888  $ 1,082,095
                                      ===========  ===========  =============  ===========  ===========  ============  ===========

----------
    (1) The amounts included in this column are reported in net realized investment gains (losses) on the consolidated statements of operations and comprehensive income.

    (2) Transfers in to/out of Level 3 are primarily due to the availability of observable market prices.

    (3) The following table provides the bifurcation of the net purchases, sales and settlements.

                                                                     (Continued)

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                 (IN THOUSANDS)

(5) FAIR VALUE OF FINANCIAL INSTRUMENTS (CONTINUED)

    FINANCIAL ASSETS AND FINANCIAL LIABILITIES REPORTED AT FAIR VALUE
    (CONTINUED)

    The following table provides the bifurcation of the net purchases, sales and settlements during the year ended December 31, 2016:

                                                                                                            PURCHASES,
                                                                                                            SALES AND
                                                                                                           SETTLEMENTS,
                                                            PURCHASES        SALES          SETTLEMENTS        NET
                                                         --------------   --------------  --------------  --------------
        Fixed maturity securities, available-for-sale:
         Corporate securities                            $      274,260   $       (6,784) $     (127,167) $      140,309
         Asset-backed securities                                    579               --          (2,013)         (1,434)
         RMBS                                                        --               --             (83)           (83)
                                                         --------------   --------------  --------------  --------------
           Total fixed maturity securities, available-
            for-sale                                            274,839           (6,784)       (129,263)        138,792
        Separate account assets                                     192              (90)             (6)             96
                                                         --------------   --------------  --------------  --------------
            Total financial assets                       $      275,031   $       (6,874) $     (129,269) $      138,888
                                                         ==============   ==============  ==============  ==============

    Transfers of securities among the levels occur at the beginning of the reporting period.

    There were no transfers between Level 1 and Level 2 for the years ended December 31, 2017 and 2016.

    There were no changes in unrealized gains (losses) included in net income related to Level 3 assets held as of December 31, 2017 and 2016.

    The following table provides a summary of changes in fair value of Level 3 financial liabilities held at fair value on a recurring basis during the year ended December 31, 2017:

                                            TOTAL REALIZED AND UNREALIZED
                                             (GAINS) LOSSES INCLUDED IN:
                                           -------------------------------
                                                               OTHER
                             BALANCE AT                     COMPREHENSIVE
                             BEGINNING       NET INCOME        INCOME                                       BALANCE AT
                              OF YEAR           (1)            (LOSS)         ISSUANCES     SETTLEMENTS    END OF YEAR
                           --------------  --------------  ---------------  -------------  -------------  -------------
      Policy and contract
        account balances   $      262,102  $      319,262  $            --  $     218,732  $    (397,630) $     402,466
      Future policy and
        contract benefits          34,283         (17,795)              --             --          1,010         17,498
                           --------------  --------------  ---------------  -------------  -------------  -------------
          Total financial
            liabilities    $      296,385  $      301,467  $            --  $     218,732  $    (396,620) $     419,964
                           ==============  ==============  ===============  =============  =============  =============

----------
      (1) The amounts in this column related to future policy and contract benefits are reported as losses within net realized investment gains (losses) on the consolidated statements of operations and comprehensive income and the amounts related to the policy and contract account balances are reported as losses within policyholder benefits on the consolidated statements of operations and comprehensive income.

    There were no transfers in to or out of Level 3 for the year ended December 31, 2017.

                                                                     (Continued)

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                 (IN THOUSANDS)

(5) FAIR VALUE OF FINANCIAL INSTRUMENTS (CONTINUED)

    FINANCIAL ASSETS AND FINANCIAL LIABILITIES REPORTED AT FAIR VALUE
    (CONTINUED)

    The following table provides a summary of changes in fair value of Level 3 financial liabilities held at fair value on a recurring basis during the year ended December 31, 2016:

                                              TOTAL REALIZED AND
                                              UNREALIZED (GAINS)
                                              LOSSES INCLUDED IN:
                                          ---------------------------
                                                            OTHER
                             BALANCE AT        NET      COMPREHENSIVE   TRANSFERS    TRANSFERS                    BALANCE
                             BEGINNING       INCOME        INCOME         IN TO       OUT OF                     AT END OF
                              OF YEAR          (1)         (LOSS)        LEVEL 3      LEVEL 3     SETTLEMENTS      YEAR
                            ------------  ------------  -------------  -----------  -----------  -------------  -----------
      Policy and contract
       account balances     $    102,696  $    159,406  $          --  $        --  $        --  $          --  $   262,102
      Future policy and
       contract benefits          54,512       (20,182)            --           --           --            (47)      34,283
                            ------------  ------------  -------------  -----------  -----------  -------------  -----------
         Total financial
          liabilities       $    157,208  $    139,224  $          --  $        --  $        --  $         (47) $   296,385
                            ============  ============  =============  ===========  ===========  =============  ===========

----------
      (1) The amounts in this column related to future policy and contract benefits are reported as losses within net realized investment gains (losses) on the consolidated statements of operations and comprehensive income and the amounts related to the policy and contract account balances are reported as losses within policyholder benefits on the consolidated statements of operations and comprehensive income.

                                                                     (Continued)

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                 (IN THOUSANDS)

(5) FAIR VALUE OF FINANCIAL INSTRUMENTS (CONTINUED)

    QUANTITATIVE INFORMATION REGARDING LEVEL 3 ASSETS AND LIABILITIES

    The following table provides a summary of the significant unobservable inputs used in the fair value measurements developed by the Company or reasonably available to the Company of Level 3 assets and liabilities at December 31, 2017:

                                                                                                         RANGE
    LEVEL 3 INSTRUMENT             FAIR VALUE     VALUATION TECHNIQUE      UNOBSERVABLE INPUT      (WEIGHTED AVERAGE)
    ----------------------------  ------------  -----------------------  ----------------------  ----------------------
    Fixed maturity securities,
     available-for-sale:

                                                                         Yield/spread to            65 bps - 189 bps
      Corporate securities        $  1,305,957   Discounted cash flow    U.S. Treasuries (1)            (117 bps)

                                                                         Yield/spread to           68 bps - 1,309 bps
      Asset-backed securities           52,987   Discounted cash flow    U.S. Treasuries (1)            (233 bps)

    Liabilities:

      Policy and contract                        Discounted cash flow/   Mortality rates (2)         2012 IAM table
       account balances           $    402,466      Option pricing       Lapse rates (3)               0% to 16%
                                                      techniques         Market volatility (6)         0% to 30%

      Future policy and contract                 Discounted cash flow/   Mortality rates (2)         2012 IAM table
       benefits                         17,498      Option pricing       Lapse rates (3)               0% to  18%
                                                      techniques         Utilization rates (4)         0% to 100%
                                                                         Withdrawal rates (5)          0% to   7%
                                                                         Market volatility (6)         0% to  20%
                                                                         Nonperformance risk
                                                                           spread (7)                    0.2%

----------
    (1) The yield/spread to U.S. Treasuries input represents an estimated market participant composite adjustment attributable to liquidity premiums, expected durations, structures and credit quality that would be applied to the market observable information of an investment.

    (2) The mortality rate input represents the estimate probability of when an individual belonging to a particular group categorized according to age or some other factor such as occupation, will die.

    (3) The lapse rate input represents the estimated probability of a contract surrendering during a year, and thereby forgoing any future benefits. The range represents the lapse rate during the surrender charge period for indexed annuity contracts.

    (4) The utilization rate input represents the estimated percentage of contract holders that utilize the guaranteed withdrawal feature.

    (5) The withdrawal rate input represents the estimated magnitude of annual contract holder withdrawals relative to the contracts' benefit base.

    (6) The market volatility input represents overall volatilities assumed for underlying equity indexed and variable annuity funds, which include a mixture of equity and fixed income assets.

    (7) The nonperformance risk spread input represents the estimated additional own credit spread that market participants would apply to the market observable discount rate when pricing a contract.

                                                                     (Continued)

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                 (IN THOUSANDS)

(5) FAIR VALUE OF FINANCIAL INSTRUMENTS (CONTINUED)

    QUANTITATIVE INFORMATION REGARDING LEVEL 3 ASSETS AND LIABILITIES
    (CONTINUED)

    The following table provides a summary of the significant unobservable inputs used in the fair value measurements developed by the Company or reasonably available to the Company of Level 3 assets and liabilities at December 31, 2016:

                                                                                                         RANGE
    LEVEL 3 INSTRUMENT             FAIR VALUE     VALUATION TECHNIQUE      UNOBSERVABLE INPUT      (WEIGHTED AVERAGE)
    ----------------------------  ------------  -----------------------  ----------------------  ----------------------
    Fixed maturity securities,
     available-for-sale:

                                                                         Yield/spread to            72 bps - 206 bps
      Corporate securities        $  1,041,343   Discounted cash flow    U.S. Treasuries (1)            (135 bps)

                                                                         Yield/spread to           87 bps - 1,207 bps
      Asset-backed securities           38,833   Discounted cash flow    U.S. Treasuries (1)            (193 bps)

    Liabilities:

      Policy and contract                        Discounted cash flow/   Mortality rates (2)       Annuity 2000 table
       account balances           $    262,102      Option pricing       Lapse rates (3)               0% to 16%
                                                      techniques         Market volatility (6)         0% to 30%

      Future policy and contract                 Discounted cash flow/   Mortality rates (2)         Annuity 2000 table
       benefits                         34,283      Option pricing       Lapse rates (3)               0% to 18%
                                                      techniques         Utilization rates (4)         0% to 100%
                                                                         Withdrawal rates (5)          0% to   7%
                                                                         Market volatility (6)         0% to  20%
                                                                         Nonperformance risk
                                                                          spread (7)                      0.2%

----------
    (1) The yield/spread to U.S. Treasuries input represents an estimated market participant composite adjustment attributable to liquidity premiums, expected durations, structures and credit quality that would be applied to the market observable information of an investment.

    (2) The mortality rate input represents the estimate probability of when an individual belonging to a particular group categorized according to age or some other factor such as occupation, will die.

    (3) The lapse rate input represents the estimated probability of a contract surrendering during a year, and thereby forgoing any future benefits. The range represents the lapse rate during the surrender charge period for indexed annuity contracts.

    (4) The utilization rate input represents the estimated percentage of contract holders that utilize the guaranteed withdrawal feature.

    (5) The withdrawal rate input represents the estimated magnitude of annual contract holder withdrawals relative to the contracts' benefit base.

    (6) The market volatility input represents overall volatilities assumed for underlying equity indexed and variable annuity funds, which include a mixture of equity and fixed income assets.

    (7) The nonperformance risk spread input represents the estimated additional own credit spread that market participants would apply to the market observable discount rate when pricing a contract.

    Level 3 measurements not included in the tables above are obtained from non-binding broker quotes where observable inputs are not reasonably available to the Company.

                                                                     (Continued)

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                 (IN THOUSANDS)

(5) FAIR VALUE OF FINANCIAL INSTRUMENTS (CONTINUED)

    SENSITIVITY OF FAIR VALUE MEASUREMENTS TO CHANGES IN UNOBSERVABLE INPUTS

    The following is a general description of sensitivities of significant unobservable inputs and their impact on the fair value measurement for the assets and liabilities previously described:

    FIXED MATURITY SECURITIES, AVAILABLE-FOR-SALE

    For any increase (decrease) in the yield/spread to U.S. Treasuries, the fair value of the assets will decrease (increase).

    POLICY AND CONTRACT ACCOUNT BALANCES AND FUTURE POLICY AND CONTRACT BENEFITS

    For any increase (decrease) in mortality rate, lapse rate and nonperformance risk spread inputs, the fair value of the liabilities will decrease (increase). For any increase (decrease) in the utilization, withdrawal and market volatility rates, the fair value of the liabilities will increase (decrease).

    For each category discussed above, the unobservable inputs are not inter-related; therefore, a directional change in one input will not affect the other inputs.

    NON-RECURRING FAIR VALUE MEASUREMENTS

    The Company did not have any financial assets measured at fair value on a non-recurring basis at December 31, 2017 and 2016.

    FINANCIAL ASSETS AND FINANCIAL LIABILITIES REPORTED AT OTHER THAN FAIR VALUE

    The Company uses various methods and assumptions to estimate the fair value of financial assets and financial liabilities that are not carried at fair value on the consolidated balance sheets.

    The table below presents the carrying amount and fair value by fair value hierarchy level of certain financial instruments that are not reported at fair value. However, in some cases, as described below, the carrying amount equals or approximates fair value.

                                                                  DECEMBER 31, 2017
                                      -------------------------------------------------------------------------
                                        CARRYING
                                          VALUE                              FAIR VALUE
                                      -------------  ----------------------------------------------------------
                                          TOTAL         LEVEL 1        LEVEL 2        LEVEL 3         TOTAL
                                      -------------  -------------  -------------  -------------  -------------
       Assets:
        Mortgage loans, net           $   3,042,230  $          --  $          --  $   3,045,821  $   3,045,821
        Policy loans                        474,133             --             --        572,334        572,334

       Liabilities:
        Deferred annuities            $   2,325,831  $          --  $          --  $   2,328,321  $   2,328,321
        Other fund deposits               2,197,565             --             --      2,183,873      2,183,873
        Supplementary contracts
        without life contingencies          125,920             --             --        125,920        125,920
        Annuity certain contracts            95,803             --             --         99,822         99,822
        Short-term debt                      20,000             --             --         20,000         20,000
        Long-term debt                      468,000             --             --        470,880        470,880
        Separate account liabilities     16,731,642      4,904,223     11,826,533            886     16,731,642

                                                                     (Continued)

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                 (IN THOUSANDS)

(5) FAIR VALUE OF FINANCIAL INSTRUMENTS (CONTINUED)

    FINANCIAL ASSETS AND FINANCIAL LIABILITIES REPORTED AT OTHER THAN FAIR VALUE

    The table below presents the carrying amount and fair value by fair value hierarchy level of certain financial instruments that are not reported at fair value. However, in some cases, as described below, the carrying amount equals or approximates fair value (Continued).

                                                                 DECEMBER 31, 2016
                                     -------------------------------------------------------------------------
                                       CARRYING
                                         VALUE                              FAIR VALUE
                                     -------------  ----------------------------------------------------------
                                         TOTAL         LEVEL 1        LEVEL 2        LEVEL 3         TOTAL
                                     -------------  -------------  -------------  -------------  -------------
       Assets:
        Mortgage loans, net          $   2,544,437  $          --  $          --  $   2,527,742  $   2,527,742
        Policy loans                       426,971             --             --        515,602        515,602

       Liabilities:
        Deferred annuities           $   2,158,937  $          --  $          --  $   2,259,518  $   2,259,518
        Other fund deposits              2,200,721             --             --      2,186,511      2,186,511
        Supplementary contracts
        without life contingencies         117,206             --             --        117,206        117,206
        Annuity certain contracts           85,785             --             --         88,408         88,408
        Short-term debt                     50,000             --             --         50,000         50,000
        Long-term debt                     468,000             --             --        470,628        470,628
        Separate account liabilities    14,039,115      3,932,516     10,104,790          1,809     14,039,115

    Fair values of mortgage loans are based upon matrix pricing and discounted cash flows. Fair values of policy loans are estimated by discounting expected cash flows. The expected cash flows reflect an estimate for the timing of repayment of the loans and weighted average loan interest rates.

    The fair values of deferred annuities and other fund deposits, which have guaranteed interest rates and surrender charges, are estimated to be the amount payable on demand as of December 31, 2017 and 2016 as those investment contracts have no defined maturity, are similar to a deposit liability and are based on the current interest rate environment relative to the guaranteed interest rates. The amount payable on demand equates to the account balance less applicable surrender charges. Contracts without guaranteed interest rates and surrender charges have fair values equal to their accumulation values plus applicable market value adjustments.

    The fair values of supplementary contracts without life contingencies and annuity certain contracts are calculated using discounted cash flows, based on interest rates currently offered for similar products with maturities consistent with those remaining for the contracts being valued.

    The carrying amount of short-term debt approximates the fair value. The fair value of long-term debt is estimated based primarily on borrowing rates currently available to the Company for debt and financial instruments with similar terms and remaining maturities.

    Certain separate account liabilities represent balances due to policyholders under contracts that are classified as investment contracts. Since these separate account liabilities are fully funded by the cash flows from the separate account assets which are recognized at estimated fair value, the value of those assets approximates the carrying and fair value of the related separate account liabilities. The valuation techniques and inputs for separate account liabilities are similar to those described for separate account assets.

                                                                     (Continued)

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                 (IN THOUSANDS)

(6) INVESTMENTS

    FIXED MATURITY AND EQUITY SECURITIES

    The Company invests in private placement fixed maturity securities to enhance the overall value of its portfolio, increase diversification and obtain higher yields than are possible with comparable publicly traded securities. Generally, private placement fixed maturity securities provide broader access to management information, strengthened negotiated protective covenants, call protection features and, frequently, improved seniority of collateral protection. Private placement securities generally are only tradable subject to restrictions by federal and state securities laws and are, therefore, less liquid than publicly traded fixed maturity securities.

    The Company holds CMBS that may be originated by single or multiple issuers, which are collateralized by mortgage loans secured by income producing commercial properties such as office buildings, multi-family dwellings, industrial, retail, hotels and other property types.

    The Company's RMBS portfolio consists of pass-through securities, which are pools of mortgage loans collateralized by single-family residences and primarily issued by government sponsored entities (E.G., GNMA, FNMA and FHLMC), and structured pass-through securities, such as collateralized mortgage obligations, that may have specific prepayment and maturity profiles and may be issued by either government sponsored entities or "private label" issuers. The Company's RMBS portfolio primarily contains loans made to borrowers with strong credit histories. The Company's portfolio consisted of $2,020,098 and $1,727,155 agency backed RMBS, and $53,307 and $51,144 non-agency backed RMBS as of December 31, 2017 and 2016, respectively. The Company's RMBS portfolio also includes Alt-A mortgage loans to customers who have good credit ratings but have limited documentation for their source of income or some other standards used to underwrite the mortgage loan, and subprime residential loans to customers with weak credit profiles, including mortgages originated using relaxed mortgage-underwriting standards. The fair value of the Company's subprime securities as of December 31, 2017 was $505 with unrealized losses totaling $28. The fair value of the Company's subprime securities as of December 31, 2016 was $3,273 with unrealized losses totaling $48.

    The Company's asset-backed securities investment portfolio consists of securities collateralized by the cash flows of receivables relating to credit cards, automobiles, manufactured housing and other asset class loans.

    The equity securities portfolio is managed with the objective of capturing long-term capital gains with a moderate level of current income. The carrying value of the Company's equity security portfolio totaled $544,767 and $552,488 as of December 31, 2017 and 2016, respectively.

    The amortized cost, gross unrealized gains and losses, OTTI recognized in accumulated other comprehensive loss (AOCL) and fair value of fixed maturity and equity securities by type of investment were as follows:

                                                                     GROSS          GROSS
                                                    AMORTIZED      UNREALIZED     UNREALIZED      OTTI IN
       DECEMBER 31, 2017                              COST           GAINS          LOSSES        AOCL (1)     FAIR VALUE
       -----------------------------------------  -------------  -------------  -------------  -------------  -------------
       U.S. government securities                 $     480,172  $      15,432  $         532  $        (368) $     495,440
       Agencies not backed by the full faith and
        credit of the U.S. government                   834,859         34,335            958             --        868,236
       Foreign government securities                     33,421          3,073              1             --         36,493
       Corporate securities                           9,936,251        516,982         16,632           (646)    10,437,247
       Asset-backed securities                          589,719         15,446          1,386            (99)       603,878
       CMBS                                           1,572,057         25,509          4,574           (814)     1,593,806
       RMBS                                           1,996,512         76,526          2,076         (2,443)     2,073,405
                                                  -------------  -------------  -------------  -------------  -------------
         Total fixed maturity securities,
           available-for-sale                        15,442,991        687,303         26,159         (4,370)    16,108,505
       Equity securities, available-for-sale            456,162         92,991          4,386             --        544,767
                                                  -------------  -------------  -------------  -------------  -------------
             Total                                $  15,899,153  $     780,294  $      30,545  $      (4,370) $  16,653,272
                                                  =============  =============  =============  =============  =============

----------
    (1) Amounts include net unrealized (gains) losses on OTTI fixed maturity securities subsequent to the impairment measurement date.

                                                                     (Continued)

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                 (IN THOUSANDS)

(6) INVESTMENTS (CONTINUED)

    FIXED MATURITY AND EQUITY SECURITIES (CONTINUED)

    The amortized cost, gross unrealized gains and losses, OTTI recognized in accumulated other comprehensive loss (AOCL) and fair value of fixed maturity and equity securities by type of investment were as follows:

                                                                     GROSS          GROSS
                                                    AMORTIZED      UNREALIZED     UNREALIZED      OTTI IN
       DECEMBER 31, 2016                              COST           GAINS          LOSSES        AOCL (1)     FAIR VALUE
       -----------------------------------------  -------------  -------------  -------------  -------------  -------------
       U.S. government securities                 $     275,240  $      18,900  $         762  $        (161)  $     293,539
       Agencies not backed by the full faith and
        credit of the U.S. government                   813,892         15,827          9,384             --         820,335
       Foreign government securities                     33,244          3,820             --             --          37,064
       Corporate securities                           8,732,000        318,757         94,430         (2,222)      8,958,549
       Asset-backed securities                          464,388         13,940          5,616           (127)        472,839
       CMBS                                           1,382,327         27,739         13,657         (2,486)      1,398,895
       RMBS                                           1,694,754         84,354          2,453         (1,644)      1,778,299
                                                  -------------  -------------  -------------  -------------   -------------
            Total fixed maturity securities,
             available-for-sale                      13,395,845        483,337        126,302         (6,640)     13,759,520
       Equity securities, available-for-sale            489,747         69,387          6,646             --         552,488
                                                  -------------  -------------  -------------  -------------   -------------
                 Total                            $  13,885,592  $     552,724  $     132,948  $      (6,640)  $  14,312,008
                                                  =============  =============  =============  =============   =============

----------
   (1) Amounts include net unrealized (gains) losses on OTTI fixed maturity securities subsequent to the impairment measurement date.

    The amortized cost and fair value of fixed maturity securities at December 31, 2017, by contractual maturity, are shown below. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

                                                           AVAILABLE-FOR-SALE
                                                    --------------------------------
                                                       AMORTIZED          FAIR
                                                         COST             VALUE
                                                    ---------------  ---------------
       Due in one year or less                      $       304,425  $       308,279
       Due after one year through five years              2,340,398        2,459,888
       Due after five years through ten years             3,585,640        3,695,615
       Due after ten years                                5,054,240        5,373,634
                                                    ---------------  ---------------
                                                         11,284,703       11,837,416
       Asset-backed and mortgage-backed securities        4,158,288        4,271,089
                                                    ---------------  ---------------
         Total                                      $    15,442,991  $    16,108,505
                                                    ===============  ===============

                                                                     (Continued)

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                 (IN THOUSANDS)

(6) INVESTMENTS (CONTINUED)

    FIXED MATURITY AND EQUITY SECURITIES (CONTINUED)

    The Company had certain investments with a reported fair value lower than the cost of the investments as follows:

                                                                    DECEMBER 31, 2017
                                                  ------------------------------------------------------
                                                                   LESS THAN 12 MONTHS
                                                  ------------------------------------------------------
                                                                               UNREALIZED
                                                                               LOSSES AND
                                                                 AMORTIZED      OTTI IN       SECURITY
                                                   FAIR VALUE      COST           AOCL         COUNT
                                                  ------------  ------------  ------------  ------------
       U.S. government securities                 $     40,034  $     40,175  $        141            25
       Agencies not backed by the full faith and
        credit of the U.S. government                   74,124        74,705           581            26
       Foreign government securities                       217           218             1             1
       Corporate securities                            724,615       731,655         7,040           192
       Asset-backed securities                         167,513       168,326           813            62
       CMBS                                            424,372       426,822         2,450            32
       RMBS                                            280,077       281,317         1,240            49
       Equity securities, available-for-sale            44,274        47,398         3,124            48

                                                                    DECEMBER 31, 2017
                                                  ------------------------------------------------------
                                                                   12 MONTHS OR GREATER
                                                  ------------------------------------------------------
                                                                               UNREALIZED
                                                                               LOSSES AND
                                                                 AMORTIZED      OTTI IN       SECURITY
                                                   FAIR VALUE      COST           AOCL         COUNT
                                                  ------------  ------------  ------------  ------------
       U.S. government securities                 $     17,171  $     17,562  $        391            11
       Agencies not backed by the full faith and
        credit of the U.S. government                   20,049        20,426           377            12
       Corporate securities                            413,112       422,727         9,615            70
       Asset-backed securities                          42,921        43,494           573            18
       CMBS                                             76,703        78,829         2,126            21
       RMBS                                             43,349        44,305           956            45
       Equity securities, available-for-sale             6,141         7,403         1,262            10

                                                                    DECEMBER 31, 2016
                                                  ------------------------------------------------------
                                                                    LESS THAN 12 MONTHS
                                                  ------------------------------------------------------
                                                                               UNREALIZED
                                                                               LOSSES AND
                                                                 AMORTIZED      OTTI IN       SECURITY
                                                   FAIR VALUE      COST           AOCL         COUNT
                                                  ------------  ------------  ------------  ------------
       U.S. government securities                 $     36,201  $     36,939  $        738            29
       Agencies not backed by the full faith and
        credit of the U.S. government                  301,927       311,311         9,384            57
       Corporate securities                          2,130,839     2,200,276        69,437           373
       Asset-backed securities                         148,534       153,356         4,822            45
       CMBS                                            507,346       520,159        12,813            52
       RMBS                                            189,365       191,613         2,248            44
       Equity securities, available-for-sale            86,721        90,679         3,958            68

                                                                     (Continued)

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                 (IN THOUSANDS)

(6) INVESTMENTS (CONTINUED)

    FIXED MATURITY AND EQUITY SECURITIES (CONTINUED)

    The Company had certain investments with a reported fair value lower than the cost of the investments as follows (Continued):

                                                                    DECEMBER 31, 2016
                                                  ------------------------------------------------------
                                                                   12 MONTHS OR GREATER
                                                  ------------------------------------------------------
                                                                               UNREALIZED
                                                                               LOSSES AND
                                                                 AMORTIZED      OTTI IN       SECURITY
                                                   FAIR VALUE      COST           AOCL         COUNT
                                                  ------------  ------------  ------------  ------------
       U.S. government securities                 $        830  $        854  $         24             1
       Corporate securities                            300,129       325,122        24,993            69
       Asset-backed securities                          15,833        16,627           794             6
       CMBS                                             19,830        20,695           865             8
       RMBS                                             17,289        17,930           641            24
       Equity securities, available-for-sale            26,683        29,371         2,688            25

    For fixed maturity securities in an unrealized loss position, the Company expects to collect all principal and interest payments. In determining whether an impairment is other than temporary, the Company evaluates its intent and need to sell a security prior to its anticipated recovery in fair value. The Company performs ongoing analysis of liquidity needs, which includes cash flow testing. Cash flow testing includes duration matching of the investment portfolio and policyholder liabilities. As of December 31, 2017, the Company does not intend to sell and does not believe that it will be required to sell investments with an unrealized loss prior to recovery.

    The following paragraphs summarize the Company's evaluation of investment categories with unrealized losses as of December 31, 2017.

    U.S. government securities are temporarily impaired due to current interest rates and not credit-related reasons. The Company expects to collect all principal and interest on these securities.

    Agencies not backed by the full faith and credit of the U.S. government securities are temporarily impaired due to interest rates and not credit-related reasons. Although not backed by the full faith and credit of the U.S. government, these securities generally trade as if they are.

    Foreign government securities are temporarily impaired due to current interest rates and not credit-related reasons. The Company expects to collect all principal and interest on these securities.

    Corporate security valuations are impacted by both interest rates and credit industry specific issues. The Company recognizes an OTTI due to credit issues if the Company believes the security will not recover in a reasonable period of time. Unrealized losses are primarily due to the interest rate environment and credit spreads.

    Asset-backed securities, CMBS and RMBS are impacted by both interest rates and the value of the underlying collateral. The Company utilizes discounted cash flow models using outside assumptions to determine if an OTTI is warranted.

    The Company's CMBS portfolio had initial ratings of AA or higher and are diversified by property type and geographic location. The Company's CMBS portfolio is primarily super senior and senior securities as opposed to mezzanine or below. Commercial real estate fundamentals have impacted most of the asset class and the Company has recognized OTTI when warranted. At December 31, 2017, the Company had CMBS securities that had been in an unrealized loss position for twelve months or longer and 100% of these securities were investment grade.

    The Company's RMBS portfolio primarily consists of residential mortgages to prime borrowers. Fluctuations in the U.S. housing market continues to impact the valuations across the entire asset class. As of December 31, 2017, 97.4% of the RMBS portfolio was invested in agency pass-through securities. At December 31, 2017, the Company had RMBS securities that were in an unrealized loss position for twelve months or longer and 99.9% of these securities were investment grade (BBB or better). Credit support for the RMBS holdings remains high.

                                                                     (Continued)

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                 (IN THOUSANDS)

(6) INVESTMENTS (CONTINUED)

    FIXED MATURITY AND EQUITY SECURITIES (CONTINUED)

    Equity securities with unrealized losses at December 31, 2017 primarily represent highly diversified publicly traded equity securities that have positive outlooks for near-term future recovery.

    At December 31, 2017 and 2016, fixed maturity securities and cash equivalents with a carrying value of $23,579 and $21,694, respectively, were on deposit with various regulatory authorities as required by law.

    MORTGAGE LOANS

    The Company underwrites commercial mortgages on general purpose income producing properties and the Company has defined its portfolio segment as the commercial mortgage loan portfolio in total with the class segments defined as office buildings, retail facilities, apartment, industrial and other properties. Geographic and property type diversification is also considered in analyzing investment opportunities, as well as property valuation and cash flow. The mortgage loan portfolio totaled $3,042,230 and $2,544,437 at December 31, 2017 and 2016, respectively.

    The Company's commercial mortgage loan investments are owned by Minnesota Life Insurance Company and Securian Life Insurance Company and are managed and serviced directly by an affiliate, Advantus Capital Management, Inc. (Advantus).

    The Company participates in a program to sell a percentage of ownership of certain newly originated mortgage loans to third parties in order to diversify and mitigate risk. These transactions are accounted for as sales and the portion of each asset sold is legally isolated from the Company with no exposure of loss. Advantus services the assets for the third party. Certain portions of mortgage loans totaling $122,700 and $132,500 were sold during 2017 and 2016, respectively.

    The following table shows the composition of the Company's commercial mortgage loan portfolio, net of valuation allowances, by class as of December 31:

                                           2017             2016
                                      ---------------  ---------------
       Industrial                     $       970,256  $       855,885
       Office buildings                       477,378          416,303
       Retail facilities                      739,360          610,197
       Apartment                              582,232          406,102
       Other                                  273,004          255,950
                                      ---------------  ---------------
         Total                        $     3,042,230  $     2,544,437
                                      ===============  ===============

    If information is obtained on commercial mortgage loans that indicate a potential problem (likelihood of the borrower not being able to comply with the present loan repayment terms), the loan is placed on an internal surveillance list, which is routinely monitored by the Company. Among the criteria that would indicate a potential problem are: borrower bankruptcies, major tenant bankruptcies, loan relief/restructuring requests, delinquent tax payments, late payments, and vacancy rates.

    A valuation allowance is established when it is probable that the Company will not be able to collect all amounts due under the contractual terms of the loan. The valuation allowance includes a specific allowance for loans that are determined to be nonperforming and a general allowance for loans that are on the surveillance list where a probable loss exists but cannot be specifically identified to a specific loan.

                                                                     (Continued)

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                 (IN THOUSANDS)

(6) INVESTMENTS (CONTINUED)

    MORTGAGE LOANS (CONTINUED)

    The following table provides a summary of the valuation allowance for the mortgage loan portfolio for the years ended December 31:

                                                    2017              2016             2015
                                               ---------------   ---------------  --------------
       Balance at beginning of year            $         2,620   $         2,431  $        2,270
         Addition to (release of) allowance               (999)              189             161
         Write-downs, net of recoveries                     --                --              --
                                               ---------------   ---------------  --------------
       Balance at end of year                  $         1,621   $         2,620  $        2,431
                                               ===============   ===============  ==============

       End of year valuation allowance basis:
         Specific allowance                    $           204   $         1,700  $        1,485
         General allowance                               1,417               920             946
                                               ---------------   ---------------  --------------
       Total valuation allowance               $         1,621   $         2,620  $        2,431
                                               ===============   ===============  ==============

    As of December 31, 2017, the Company had two loans with a total carrying value of $1,426, net of a $204 specific valuation allowance. The two loans were held in the office class. For those two loans, the interest income recognized for the year ended December 31, 2017 was $74. The two loans that had a specific valuation allowance were modified in a troubled debt restructuring. A troubled debt restructuring is where the Company grants concessions related to the borrower's financial difficulties. The types of concessions may include: a permanent or temporary modification of the interest rate, extension of the maturity date at a lower interest rate and/or a reduction of accrued interest. There were no troubled debt restructurings that subsequently defaulted during 2017. The Company did not have any outstanding commitments to lend additional funds to borrowers with restructured loans as of December 31, 2017.

    As of December 31, 2016, the Company had four loans with a total carrying value of $11,896, net of a $1,700 specific valuation allowance. The four loans were held in the office and retail facilities classes. For those four loans, the interest income recognized for the year ended December 31, 2016 was $839. The four loans that had a specific valuation allowance were modified in a troubled debt restructuring. There were no troubled debt restructurings that subsequently defaulted during 2016. The Company did not have any outstanding commitments to lend additional funds to borrowers with restructured loans as of December 31, 2016.

    As of December 31, 2017, the Company had no delinquent mortgage loans.

    The Company assesses the credit quality of its mortgage loan portfolio by reviewing the performance of its portfolio which includes evaluating its performing and nonperforming mortgage loans. Nonperforming mortgage loans include loans that are not performing to the contractual terms of the loan agreement. Nonperforming mortgage loans do not include restructured loans that are current with payments and thus are considered performing.

    As of December 31, 2017 and 2016, there were no nonperforming loans.

    Periodically the Company may acquire real estate in satisfaction of debt. The acquired real estate is recognized at the lower of the loan's amortized cost balance or the acquired property's fair value less expected selling costs.

    The following table provides a summary of real estate acquired in satisfaction of mortgage loan debt for the years ended December 31:

                                                    2017             2016            2015
                                               ---------------  ---------------  --------------
       Number of properties acquired                        --               --               1
       Carrying value of mortgage loans prior
         to real estate acquisition            $            --  $            --  $        5,300
       Loss recognized upon acquisition in
         satisfaction of debt                               --               --              --

                                                                     (Continued)

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                 (IN THOUSANDS)

(6) INVESTMENTS (CONTINUED)

    ALTERNATIVE INVESTMENTS

    Alternative investments primarily consist of private equity funds, mezzanine debt funds and hedge funds. Alternative investments are diversified by type, general partner, vintage year, and geographic location - both domestic and international.

    The Company's composition of alternative investments by type were as follows:


                                                  DECEMBER 31, 2017                DECEMBER 31, 2016
                                          -------------------------------   --------------------------------
                                            CARRYING          PERCENT          CARRYING         PERCENT
                                              VALUE           OF TOTAL           VALUE          OF TOTAL
                                          --------------  ---------------   ---------------  ---------------
       Alternative investments:
         Private equity funds             $      412,350             64.3%  $       381,860             61.3%
         Mezzanine debt funds                    228,561             35.6%          240,221             38.6%
         Hedge funds                                 411              0.1%              595              0.1%
                                          --------------  ---------------   ---------------  ---------------
           Total alternative investments  $      641,322            100.0%  $       622,676            100.0%
                                          ==============  ===============   ===============  ===============

    NET INVESTMENT INCOME

    Net investment income for the years ended December 31 was as follows:

                                                           2017              2016              2015
                                                      ---------------   ---------------   --------------
       Fixed maturity securities, available-for-sale  $       611,400   $       576,244   $      544,543
       Equity securities, available-for-sale                   21,516            17,677           16,097
       Mortgage loans                                         126,620           116,034          104,155
       Policy loans                                            27,032            26,019           26,120
       Cash equivalents                                         1,796               416               33
       Alternative investments                                 22,768            13,217           21,009
       Derivative instruments                                    (627)               60               63
       Other invested assets                                    5,760             3,001            2,397
                                                      ---------------   ---------------   --------------
         Gross investment income                              816,265           752,668          714,417
       Investment expenses                                    (29,583)          (26,492)         (25,280)
                                                      ---------------   ---------------   --------------
         Total                                        $       786,682   $       726,176   $      689,137
                                                      ===============   ===============   ==============

    NET REALIZED INVESTMENT GAINS (LOSSES)

    Net realized investment gains (losses) for the years ended December 31 were as follows:

                                                           2017              2016             2015
                                                      ---------------   ---------------   --------------
       Fixed maturity securities, available-for-sale  $        21,944   $        13,208   $      (25,713)
       Equity securities, available-for-sale                   23,238             4,426            7,912
       Mortgage loans                                             999              (189)            (377)
       Alternative investments                                 51,618            25,822           41,761
       Derivative instruments                                 (55,289)          (47,899)         (22,363)
       Other invested assets                                   10,015                86             (956)
       Securities held as collateral                               --                --            9,379
                                                      ---------------   ---------------   --------------
         Total                                        $        52,525   $        (4,546)  $        9,643
                                                      ===============   ===============   ==============

                                                                     (Continued)

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                 (IN THOUSANDS)

(6) INVESTMENTS (CONTINUED)

    NET REALIZED INVESTMENT GAINS (LOSSES) (CONTINUED)

    Gross realized gains (losses) on the sales of fixed maturity securities, equity securities and alternative investments for the years ended December 31 were as follows:

                                                            2017              2016              2015
                                                       ---------------   ---------------   --------------
       Fixed maturity securities, available-for-sale:
         Gross realized gains                          $        51,510   $        44,363   $       19,557
         Gross realized losses                                 (22,013)          (30,378)         (28,701)
       Equity securities, available-for-sale:
         Gross realized gains                                   35,411            20,591           24,828
         Gross realized losses                                 (11,342)          (15,587)         (16,003)
       Alternative investments:
         Gross realized gains                                   38,304            33,761           39,112
         Gross realized losses                                    (777)             (308)            (556)

    Other-than-temporary impairments by asset type recognized in net realized investment gains (losses) for the years ended December 31 were as follows:

                                                            2017             2016             2015
                                                       ---------------  ---------------  --------------
       Fixed maturity securities, available-for-sale:
         US government securities                      $           709  $           654  $           --
         Corporate securities                                    6,523              123          16,569
         Asset-backed securities                                   321               --              --
       Equity securities, available-for-sale                       831              578             913
                                                       ---------------  ---------------  --------------
           Total other-than-temporary impairments      $         8,384  $         1,355  $       17,482
                                                       ===============  ===============  ==============

    The cumulative credit loss component of other-than-temporary impairments on fixed maturity securities still held by the Company at December 31, for which a portion of the other-than-temporary impairment loss was recognized in other comprehensive income (loss), was as follows:

                                                                        2017              2016              2015
                                                                   ---------------   ---------------   ---------------
       Balance at beginning of year                                $        12,824   $        29,329   $        17,436
       Additions:
         Initial impairments - credit loss OTTI recognized on
          securities not previously impaired                                 7,553               777            16,569
         Additional impairments - credit loss OTTI recognized
          on securities previously impaired                                     --                --                --
       Reductions:
         Due to sales (or maturities, pay downs, or prepayments)
           during the period of securities previously credit loss
           OTTI impaired                                                    (9,259)          (17,282)           (4,676)
                                                                   ---------------   ---------------   ---------------
       Balance at end of year                                      $        11,118   $        12,824   $        29,329
                                                                   ===============   ===============   ===============

                                                                     (Continued)

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                 (IN THOUSANDS)

(7) DERIVATIVE INSTRUMENTS

    Derivatives are financial instruments whose values are derived from interest rates, foreign currency exchange rates, or other financial indices. Derivatives may be exchange-traded or contracted in the OTC market. The Company currently enters into derivative transactions that do not qualify for hedge accounting, or in certain cases, elects not to utilize hedge accounting. The Company does not enter into speculative positions. Although certain transactions do not qualify for hedge accounting or the Company chooses not to utilize hedge accounting, they provide the Company with an assumed economic hedge, which is used as part of its strategy for certain identifiable and anticipated transactions. The Company uses a variety of derivatives including swaps, swaptions, futures, caps, floors, forwards and option contracts to manage the risk associated with changes in estimated fair values related to the Company's financial assets and liabilities, to generate income and manage other risks due to the variable nature of the Company's cash flows. The Company also issues certain insurance policies that have embedded derivatives.

    Freestanding derivatives are carried on the Company's consolidated balance sheets either as assets within derivative instruments or as liabilities within other liabilities at estimated fair value as determined through the use of quoted market prices for exchange-traded derivatives and interest rate forwards or through the use of pricing models for OTC derivatives. Derivative valuations can be affected by changes in interest rates, foreign currency exchange rates, financial indices, credit spreads, default risk (including the counterparties to the contract), volatility, liquidity and changes in estimates and assumptions used in the pricing models.

    The Company is exposed to various risks relating to its ongoing business operations, including interest rate risk, foreign currency risk and equity market risk. The Company uses a variety of strategies to attempt to manage these risks. The following table presents the notional amount, estimated fair value, and primary underlying risk exposure of the Company's derivative financial instruments, excluding embedded derivatives held:

                                                                DECEMBER 31, 2017                        DECEMBER 31, 2016
                                                       --------------------------------------  -------------------------------------
                                                                            FAIR VALUE                             FAIR VALUE
       PRELIMINARY                                                    -----------------------                -----------------------
       UNDERLYING RISK                                   NOTIONAL                 LIABILITIES    NOTIONAL                LIABILITIES
       EXPOSURE                  INSTRUMENT TYPE          AMOUNT        ASSETS        (1)         AMOUNT       ASSETS        (1)
       -------------------  -------------------------  -------------  ----------  -----------  ------------  ----------  -----------
       Interest rate        Interest rate swaps        $     411,500  $   21,527  $        53  $    431,500  $   27,067  $        53
                            Interest rate swaptions        2,908,000       4,493           --     1,496,000       7,488           --
                            Interest rate futures            366,550          10           10       355,200          10           10
                            Interest rate caps               100,000          --           --       100,000          48           --
                            TBAs                              31,045      31,714           --        18,520      18,847           --
       Foreign currency     Foreign currency swaps                --          --           --        17,000       4,562           --
                            Foreign currency forwards             --          --           --       218,460          --          721
       Equity market        Equity futures                   418,431           3            3       474,675           5            5
                            Equity options                10,005,878     443,247      111,280     7,260,013     307,116       70,695
                                                        ------------  ----------  -----------  ------------  ----------  -----------
         Total derivatives                              $ 14,241,404  $  500,994  $   111,346  $ 10,371,368  $  365,143  $    71,484
                                                        ============  ==========  ===========  ============  ==========  ===========

----------
    (1) The estimated fair value of all derivatives in a liability position is reported within other liabilities on the consolidated balance sheets.

    The Company has steadily increased the volume of derivatives trading throughout 2017 and 2016. This is evident through the increase in notional amounts in 2017.

    The majority of the freestanding derivatives utilized by the Company, other than TBAs, are for specific economic hedging programs related to various annuity and life insurance product liabilities that have market risk. Management considers the sales growth of products and the volatility in the interest and equity markets in assessing the trading activity for these programs.

                                                                     (Continued)

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                 (IN THOUSANDS)

(7) DERIVATIVE INSTRUMENTS (CONTINUED)

    Interest rate swaps are used by the Company primarily to reduce market risks from changes in interest rates and to alter interest rate exposure arising from mismatches between assets and liabilities (duration mismatches). In an interest rate swap, the Company agrees with another party to exchange, at specified intervals, the difference between fixed rate and floating rate interest amounts as calculated by reference to an agreed notional principal amount. These transactions are entered into pursuant to master agreements that provide for a single net payment to be made by the counterparty at each due date.

    Interest rate swaptions are purchased by the Company to manage the impact of interest rate declines and sharply rising interest rates. An interest rate swaption allows the Company the option, but not the obligation, to enter into a interest rate swap at a future date with the terms established at the time of the purchase. There are two types of interest rate swaptions, payer swaptions and receiver swaptions. A payer swaption allows the holder to enter into a swap to pay the fixed rate and receive the floating rate. A receiver swaption allows the holder to enter into a swap to receive the fixed rate and pay the floating rate. The Company is trading in both types of swaptions. Swaptions require the payment of a premium when purchased. Swaptions are based on a specific underlying swap and have an exercise rate and an expiration date. A payer swaption would be exercised if the market swap rate is greater than the exercise rate at the expiration date and the value would be the present value of the difference between the market swap rate and exercise rate valued as an annuity over the remaining life of the underlying swap multiplied by the notional principal. A receiver swaption would be exercised if the market swap rate is less than the exercise rate at the expiration date and the value would be the present value of the difference between the exercise rate and market swap rate valued as an annuity over the remaining life of the underlying swap multiplied by the notional principal. In either case if market swap rates were unfavorable the swaption would be allowed to expire.

    Interest rate futures are used by the Company to manage duration in certain portfolios within the general account of the Company. In exchange traded interest rate futures transactions, the Company agrees to purchase or sell a specified number of contracts, the value of which is determined by the different classes of interest rate securities, and to post variation margin on a daily basis in an amount equal to the difference in the daily fair market values of those contracts. The Company enters into exchange-traded futures with regulated futures commission merchants that are members of the exchange. Exchange-traded interest rate futures are used primarily to economically hedge mismatches between the duration of the assets in a portfolio and the duration of liabilities supported by those assets, to economically hedge against changes in value of securities the Company owns or anticipates acquiring, and to economically hedge against changes in interest rates on anticipated liability issuances. The value of interest rate futures is substantially impacted by changes in interest rates and they can be used to modify or economically hedge existing interest rate risk.

    Interest rate caps are purchased by the Company to manage the impact of sharply rising interest rates on overall investment performance. An interest rate cap is a series of call options on a specified interest rate. The Company enters into contracts to purchase interest rate caps and receives cash payments from the cap writer when the market rate is above the specified rate on the maturity date. The difference between the market rate and specified rate is then multiplied by the notional principal amount to determine the payment. If the market rate is less than the specified rate on the maturity date, the Company does not receive a payment.

    The Company holds TBA forward contracts that require the Company to take delivery of a mortgage-backed security at a settlement date in the future. A majority of the TBAs are settled at the first available period allowed under the contract. However, the deliveries of some of the Company's TBA securities happen at a later date, thus extending the forward contract date.

    Foreign currency swaps are used by the Company to offset foreign currency exposure on interest and principal payments of fixed maturity securities denominated in a foreign currency. In a foreign currency swap transaction, the Company agrees with another party to exchange, at specified intervals, the difference between one currency and another at a fixed exchange rate, generally set at inception, calculated by reference to an agreed upon principal amount. The principal amount of each currency is exchanged at the inception and termination of the currency swap by each party.

    Foreign currency forwards are used by the Company to reduce the risk from fluctuations in foreign currency exchange rates associated with its assets and liabilities denominated in foreign currencies. In a foreign currency forward transaction, the Company agrees with another party to deliver a specified amount of an identified currency at a specified future date. The price is agreed upon at the time of the contract and payment for such a contract is made in a different currency in the specified future date.

                                                                     (Continued)

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                 (IN THOUSANDS)

(7) DERIVATIVE INSTRUMENTS (CONTINUED)

    Equity futures include exchange-traded equity futures as well as VIX futures. VIX futures are used by the Company to reduce the variance of its portfolio of equity assets. The VIX is the index of the implied volatility of the S&P 500 Index options and represents the expected stock market volatility over the next 30 day period. In exchange-traded equity futures transactions, the Company agrees to purchase or sell a specified number of contracts, the value of which is determined by the different classes of equity securities, and to post variation margin on a daily basis in an amount equal to the difference in the daily fair market values of those contracts. The Company enters into exchange-traded futures with regulated futures commission merchants that are members of the exchange. Exchange-traded equity futures are used primarily to hedge liabilities embedded in certain variable annuity products and certain indexed universal life products offered by the Company.

    Equity options are used by the Company to economically hedge certain risks associated with fixed indexed annuity and indexed universal life products which allow the holder to elect an interest rate return or a market component, where interest credited to the contracts is linked to the performance of an index. Certain contract holders may elect to rebalance index options at renewal dates. As of each renewal date, the Company has the opportunity to re-price the indexed component by establishing participation rates, caps, spreads and specified rates, subject to contractual guarantees. The Company purchases equity options that are intended to be highly correlated to the portfolio allocation decisions of the contract holders with respect to returns for the current reset period.

    Equity options are also used by the Company to economically hedge minimum guarantees embedded in certain variable annuity products offered by the Company. To economically hedge against adverse changes in equity indices, the Company enters into contracts to sell the equity index within a limited time at a contracted price. The contracts will be net settled in cash based on differentials in the indices at the time of exercise and the strike price. In certain instances, the Company may enter into a combination of transactions to economically hedge adverse changes in equity indices within a pre-determined range through the purchase and sale of options.

    The following tables present the amount and location of gains (losses) recognized in income from derivatives:

                                                             DECEMBER 31, 2017
                                            ----------------------------------------------------
                                               NET REALIZED
                                             INVESTMENT GAINS    NET INVESTMENT    POLICYHOLDER
                                                 (LOSSES)            INCOME          BENEFITS
                                            ------------------  ----------------  --------------
       Interest rate swaps                  $            3,233  $            (46) $           --
       Interest rate swaptions                          (3,209)               --              --
       Interest rate futures                             5,446                --              70
       Interest rate caps                                  366              (414)             --
       TBAs                                               (184)               --              --
       Foreign currency swaps                             (670)               54              --
       Foreign currency forwards                         1,873              (221)             --
       Equity futures                                  (64,389)               --          27,484
       Equity options                                  (14,540)               --         280,757
                                            ------------------  ----------------  --------------
       Total gains (losses) recognized in
         income from derivatives            $          (72,074) $           (627) $      308,311
                                            ==================  ================  ==============

                                                                     (Continued)

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                 (IN THOUSANDS)

(7) DERIVATIVE INSTRUMENTS (CONTINUED)

    The following tables present the amount and location of gains (losses) recognized in income from derivatives (Continued):

                                                             DECEMBER 31, 2016
                                            ----------------------------------------------------
                                               NET REALIZED
                                             INVESTMENT GAINS    NET INVESTMENT    POLICYHOLDER
                                                 (LOSSES)            INCOME          BENEFITS
                                            ------------------  ----------------  --------------
       Interest rate swaps                  $           10,404  $            (69) $           --
       Interest rate swaptions                             162                --              --
       Interest rate futures                            (5,188)               --              (2)
       Interest rate caps                                  300              (415)             --
       TBAs                                                697                --              --
       Foreign currency swaps                             (577)              553              --
       Foreign currency forwards                          (749)               (9)             --
       Equity futures                                  (58,675)               --          13,181
       Equity options                                  (14,502)               --          75,832
                                            ------------------  ----------------  --------------
       Total gains (losses) recognized in
         income from derivatives            $          (68,128) $             60  $       89,011
                                            ==================  ================  ==============

                                                              DECEMBER 31, 2015
                                            ----------------------------------------------------
                                               NET REALIZED
                                             INVESTMENT GAINS    NET INVESTMENT    POLICYHOLDER
                                                 (LOSSES)            INCOME          BENEFITS
                                            ------------------  ----------------  --------------
       Interest rate swaps                  $           15,753  $            (74) $           --
       Interest rate swaptions                             949                --              --
       Interest rate futures                            (7,354)               --               1
       Interest rate caps                                   42              (414)             --
       TBAs                                                994                --              --
       Foreign currency swaps                             (158)              562              --
       Foreign currency forwards                           146               (11)             --
       Equity futures                                  (15,982)               --           2,106
       Equity options                                   (4,150)               --         (50,096)
                                            ------------------  ----------------  --------------
       Total gains (losses) recognized in
         income from derivatives            $           (9,760) $             63  $      (47,989)
                                            ==================  ================  ==============

    The Company may be exposed to credit-related losses in the event of nonperformance by counterparties to derivative financial instruments. Generally, the current credit exposure of the Company's derivative contracts is limited to the positive estimated fair value of derivative contracts at the reporting date after taking into consideration the existence of netting agreements and any collateral received pursuant to credit support annexes.

    The Company manages its credit risk related to OTC derivatives by entering into transactions with highly rated counterparties, maintaining collateral arrangements and through the use of master agreements that provide for a single net payment to be made by one counterparty to another at each due date and upon termination. Because exchange traded futures are purchased through regulated exchanges, and positions are settled on a daily basis, the Company has minimal exposure to credit-related losses in the event of nonperformance by counterparties to such derivative instruments.

                                                                     (Continued)

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                 (IN THOUSANDS)

(7) DERIVATIVE INSTRUMENTS (CONTINUED)

    The Company enters into various collateral arrangements, which require both the pledging and accepting of collateral in connection with its derivative instruments. The Company's collateral arrangements for its OTC derivatives generally require the counterparty in a net liability position, after considering the effect of netting arrangements, to pledge collateral when the fair value of that counterparty's derivatives reaches a pre-determined threshold. The Company received collateral from OTC counterparties in the form of securities amounting to $367,297 and $268,560 at December 31, 2017 and 2016, respectively. Securities collateral received by the Company is held in separate custodial accounts and is not recorded on the balance sheet. Credit agreements with counterparties permit the Company to sell or re-pledge this collateral; at December 31, 2017, none of the collateral had been sold or re-pledged. The Company delivered collateral in the amount of $30,240 and $24,765 at December 31, 2017 and 2016, respectively. The Company maintained ownership of any collateral delivered. Securities collateral pledged by the Company is reported in fixed maturity securities on the balance sheet.

    EMBEDDED DERIVATIVES

    The Company has certain embedded derivatives that are required to be separated from their host contracts and accounted for as derivatives. These embedded derivatives take the form of guaranteed withdrawal benefits on variable annuities, a guaranteed payout floor on a variable payout annuity, and interest credits on both fixed indexed annuity and indexed universal life products.

    The following table presents the fair value of the Company's embedded derivatives at December 31:

                                                                 2017        2016
                                                              ----------  ----------
        Embedded derivatives within annuity products:
          Minimum guaranteed withdrawal benefits              $  (15,749) $  (30,224)
          Minimum guaranteed accumulation benefits                 1,062         379
          Guaranteed payout floors                                (2,811)     (4,438)
          Fixed indexed annuity                                  (33,332)     (4,563)

        Embedded derivatives within life insurance products:
          Fixed indexed universal life                        $ (369,134) $ (257,539)

    The following table presents the changes in fair value recorded in net income related to embedded derivatives for the years ended December 31:

                                                                 2017        2016        2015
                                                              ----------  ----------  ----------
        Embedded derivatives within annuity products:
          Net realized investment gains (losses)              $   17,795  $   20,229  $  (12,603)
          Policyholder benefits                                  (27,336)        566         255

        Embedded derivatives within life insurance products:
          Policyholder benefits                               $ (291,926) $ (159,972) $   46,643

    At December 31, 2017 and 2016, fixed maturity and equity securities with a carrying value of $30,240 and $24,765, respectively, were pledged as collateral to a regulatory authority as part of the Company's derivative program.

                                                                     (Continued)

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                 (IN THOUSANDS)

(8) VARIABLE INTEREST ENTITIES

    The Company is involved with various special purpose entities and other entities that are deemed to be variable interest entities (VIE). A VIE is an entity that either has investors that lack certain characteristics of a controlling financial interest or lacks sufficient equity to finance its own activities without financial support provided by other entities.

    The Company performs ongoing qualitative assessments of its VIEs to determine whether the Company has a controlling financial interest in the VIE and is therefore the primary beneficiary. The Company is deemed to have controlling financial interest when it has both the ability to direct the activities that most significantly impact the economic performance of the VIE and the obligation to absorb losses or right to receive benefits from the VIE that could potentially be significant to the VIE.

    CONSOLIDATED VIES

    As of December 31, 2017 and 2016, there were no material investments or relationships that were consolidated as a VIE.

    NON-CONSOLIDATED VIES

    The Company, through normal investment activities, makes passive investments in structured securities issued by VIEs. These structured securities typically invest in fixed income investments and include asset-backed securities, CMBS and RMBS. The Company has not provided financial or other support with respect to these investments other than its original investment. The Company has determined it is not the primary beneficiary of these investments due to the relative size of the Company's investment in comparison to the principal amount of the structured securities issued by the VIEs, the level of credit subordination, which reduces the Company's obligation to absorb losses or right to receive benefits, and the Company's inability to direct the activities that most significantly impact the economic performance of the VIEs. The Company's maximum exposure to loss on these structured investments is limited to the amount of the investment. See
    Note 6 for details regarding the carrying amount and classification of these assets.

    In addition, the Company invests in alternative investments that may or may not be VIEs. The Company has determined that it is not required to consolidate these entities because it does not have the ability to direct the activities of the entities and it does not have the obligation to absorb losses or the right to receive benefits from the entities that could be potentially significant. The maximum exposure to loss associated with the entities is equal to the carrying amounts of the investment in the VIE plus any unfunded commitments. The carrying amount was $641,322 and $622,676 and the maximum exposure was $982,481 and $969,904 at December 31, 2017 and 2016, respectively.

(9) NET FINANCE RECEIVABLES

    The Company's finance receivables were segmented by direct installment loans, retail installment notes and direct mail loans.

    Finance receivables as of December 31 were as follows:

                                                  2016
                                               ----------
        Direct installment loans               $  340,999
        Retail installment notes                   54,808
        Direct mail loans                          26,478
                                               ----------
          Gross finance receivables               422,285
        Accrued interest and charges                7,302
        Unearned finance charges                 (119,523)
        Allowance for losses                      (17,156)
                                               ----------
          Finance receivables, net             $  292,908
                                               ==========

    Direct installment loans consisted of discount basis loans and interest-bearing loans, and generally had a maximum term of 84 months. The retail installment notes were principally discount basis loans with borrowers purchasing household appliances, furniture, and sundry services, and generally had a maximum term of 48 months. Direct mail loans were principally originated through targeted direct mail campaigns, and generally had a maximum term of 30 months.

                                                                     (Continued)

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                 (IN THOUSANDS)

(9) NET FINANCE RECEIVABLES (CONTINUED)

    All segments were reported on a contractual past-due aging. Past-due accounts, net of unearned finance charges, as of December 31, were as follows:

                                                                                     2016
                                                                                  ----------
        Direct installment loans:
         30-60 days past due                                                      $    9,076
         61-90 days past due                                                           5,659
         91 days or more past due                                                     15,520
                                                                                  ----------
          Total direct installment loans                                              30,255
        Retail installment notes:
         30-60 days past due                                                             759
         61-90 days past due                                                             425
         91 days or more past due                                                      1,169
                                                                                  ----------
          Total retail installment notes                                               2,353
        Direct mail loans:
         30-60 days past due                                                             560
         61-90 days past due                                                             376
         91 days or more past due                                                      1,037
                                                                                  ----------
          Total direct mail loans                                                      1,973
                                                                                  ----------
            Total finance receivables past due, net of unearned finance charges   $   34,581
                                                                                  ==========

        Percentage of finance receivables, net of unearned finance charges              11.4%

    The ratio of the allowance for losses to total finance receivables, net of unearned finance charges was 5.5% at December 31, 2016.

    Changes in the allowance for losses for the years ended December 31 were as follows:

                                          2017         2016           2015
                                      ------------  ------------  ------------
        Balance at beginning of year  $     17,156  $     16,338  $     15,789
        Provision for credit losses          5,286        19,646        16,832
        Charge-offs                         (7,662)      (26,044)      (22,399)
        Recoveries                           2,181         7,216         6,116
        Sale of subsidiary                 (16,961)           --            --
                                      ------------  ------------  ------------
        Balance at end of year        $         --  $     17,156  $     16,338
                                      ============  ============  ============

    The following table provides additional information about the allowance for losses as of December 31:


                                                                             2016
                                                                         -----------
        Non-impaired gross finance receivables:
         Gross receivables balance                                       $   416,214
         General reserves                                                     16,909

        Impaired gross finance receivables (including TDRs):
         Gross receivables balance                                       $     6,071
         General reserves                                                        247

    All loans, excluding TDRs, deemed to be impaired were placed on non-accrual status. The Company had no impaired loans at December 31, 2016.

                                                                     (Continued)

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                 (IN THOUSANDS)

(9) NET FINANCE RECEIVABLES (CONTINUED)

    Net investment in receivables on which the accrual of finance charges and interest were suspended and which were being accounted for on a cash basis as of December 31:

                                           2016
                                        ----------
        Non-accrual balances:
         Direct installment loans       $   25,979
         Retail installment notes            1,150
         Direct mail loans                   1,600
                                        ----------
          Total non-accrual balances    $   28,729
                                        ==========

    There were no investment in receivables past due more than 60 days that were accounted for on an accrual basis at December 31, 2016.

    Loans classified as TDRs were $6,071 at December 31, 2016. The number of loans classified as TDR accounts were 2,732 at December 31, 2016. For the year ended December 31, 2016, the Company modified $9,693 of loans for borrowers experiencing financial difficulties, which are classified as TDRs. For loans modified as TDRs during 2016, $2,689 subsequently experienced a payment default, during 2016. The Company recognized interest income of $1,041 and $1,240 from loans classified as TDRs for the years ended December 31, 2016 and 2015, respectively.

    The Company monitored the credit quality of its financing receivables by loan segment. Within the loan segments, there were borrower types that included new, existing, former, refinance and retail borrowers. New borrowers included first-time customers where the Company had limited lending and repayment history and would generally had a slightly higher risk profile than existing and former borrowers. Existing and former borrowers generally had the lowest credit risk profile as the Company already had an established lending and repayment history with these customers. Refinance borrowers included customers that have borrowed less than 10% of the current loan balance. The refinance borrower type included a segment of TDR loans that had terms of the original loan(s) modified without the receipt of additional consideration. This segment of refinance borrower would have had a higher credit risk as the borrower had previously demonstrated a risk of not repaying the loan or may have been through personal bankruptcy. Retail borrowers included customers that were typically first-time customers. The risk profile was lower with this type of first-time customer as a result of the security associated with the account. The Company also monitored credit risk by continually tracking customer payment performance.

                                                                     (Continued)

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                 (IN THOUSANDS)

(9) NET FINANCE RECEIVABLES (CONTINUED)

    The following summary is an assessment of the gross finance receivables by class, segment, and credit quality indicator reviewed as of December 31, 2016. The Company's credit risk profiles were based on customer type, customer creditworthiness, and customer performance.

                                                                             2016
                                                                         ------------
        Customer type:
         New borrower                                                    $     63,409
         Former borrower                                                       29,143
         Existing borrower                                                    266,698
         Refinance borrower                                                     8,227
         Retail borrower                                                       54,808
                                                                         ------------
          Total gross finance receivables                                $    422,285
                                                                         ============

        Customer creditworthiness:
         Non-bankrupt gross finance receivables:
         Direct installment loans                                        $    339,769
         Retail installment notes                                              54,676
         Direct mail borrower                                                  26,460
                                                                         ------------
          Total non-bankrupt gross finance receivables                        420,905
         Bankrupt gross finance receivables:
         Direct installment loans                                               1,230
         Retail installment notes                                                 132
         Direct mail borrower                                                      18
                                                                         ------------
          Total bankrupt gross finance receivables                              1,380
                                                                         ------------
           Total gross finance receivables                               $    422,285
                                                                         ============

        Customer payment performance:
         Direct installment loans:
         Contractually performing, current to 30 days past due           $    301,332
         Contractually performing, 31 to 60 days past due                      12,492
         Contractually nonperforming, 61 or more days past due                 27,175
                                                                         ------------
          Total direct installment loans                                      340,999
         Retail installment notes:
         Contractually performing, current to 30 days past due                 51,911
         Contractually performing, 31 to 60 days past due                         983
         Contractually nonperforming, 61 or more days past due                  1,914
                                                                         ------------
          Total retail installment notes                                       54,808
         Direct mail loans:
         Contractually performing, current to 30 days past due                 24,048
         Contractually performing, 31 to 60 days past due                         714
         Contractually nonperforming, 61 or more days past due                  1,716
                                                                         ------------
          Total direct mail loans                                              26,478
                                                                         ------------
           Total gross finance receivables                               $    422,285
                                                                         ============

                                                                     (Continued)

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                 (IN THOUSANDS)

(10) INCOME TAXES

    Income tax expense varies from the amount computed by applying the federal income tax rate of 35% to income from operations before taxes. The significant components of this difference were as follows:

                                                                 2017          2016           2015
                                                             ------------  -------------  ------------
        Computed income tax expense                          $    148,371  $      97,361  $    120,459
        Difference between computed and actual tax expense:
          Dividends received deduction                            (28,919)       (28,059)      (23,286)
          Tax credits                                              (5,480)        (4,562)       (3,639)
          Tax Cuts and Jobs Act of 2017 adjustment               (117,106)            --            --
          Expense adjustments and other                            (1,495)          (175)          646
                                                             ------------  -------------  ------------
            Total income tax expense (benefit)               $     (4,629) $      64,565  $     94,180
                                                             ============  =============  ============

    The tax effects of temporary differences that give rise to the Company's net deferred tax liability at December 31 were as follows:

                                                                  2017          2016
                                                              ------------  -------------
        Deferred tax assets:
         Policyholder liabilities                             $    134,066  $     119,292
         Pension, postretirement and other benefits                 15,025         21,580
         Tax deferred policy acquisition costs                     160,636        245,525
         Deferred gain on individual disability coinsurance            968          2,270
         Other                                                       5,046         19,242
                                                              ------------  -------------
           Gross deferred tax assets                               315,741        407,909

        Deferred tax liabilities:
         Policyholder liabilities                                   44,186             --
         Deferred policy acquisition costs                         240,481        378,655
         Premiums                                                   13,814         21,956
         Real estate and property and equipment depreciation         7,020          7,058
         Basis difference on investments                            12,892         20,276
         Net realized capital gains                                  7,510          1,093
         Net unrealized capital gains                              171,918        149,246
         Ceding commissions and goodwill                             9,044         14,189
         Other                                                      19,116         33,844
                                                              ------------  -------------
           Gross deferred tax liabilities                          525,981        626,317
                                                              ------------  -------------
             Net deferred tax liability                       $    210,240  $     218,408
                                                              ============  =============

    As of December 31, 2017 and 2016, management determined that no valuation allowance was needed related to tax benefits of certain state operating loss carryforwards or for other deferred tax items based on management's assessment that it is more likely than not that these deferred tax assets will be realized.

    There were no changes in deferred tax asset valuation allowance for the years ended December 31, 2017, 2016, and 2015.

    At December 31, 2017, the Company had no capital loss carryforwards.

    Income taxes paid for the years ended December 31, 2017, 2016 and 2015, were $114,126, $81,774 and $53,003, respectively.

                                                                     (Continued)

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                 (IN THOUSANDS)

(10) INCOME TAXES (CONTINUED)

    A reconciliation of the beginning and ending balance amount of unrecognized tax benefits is as follows:

                                                                      2017          2016
                                                                  ------------  ------------
        Balance at beginning of year                              $      4,067  $      2,712
        Additions based on tax positions related to current year         1,178         1,134
        Additions (reductions) for tax positions of prior years           (788)          221
                                                                  ------------  ------------
        Balance at end of year                                    $      4,457  $      4,067
                                                                  ============  ============

    Included in the balance of unrecognized tax benefits at December 31, 2017 are potential benefits of $4,457 that, if recognized, would affect the effective tax rate on income from operations.

    As of December 31, 2017, accrued interest and penalties of $147 are recorded as current income tax liabilities on the consolidated balance sheets and $30 is recognized as a current income tax expense on the consolidated statements of operations and comprehensive income.

    At December 31, 2017, the Company does not expect a significant increase in tax contingencies within the 12 month period following the balance sheet date.

    On December 22, 2017, H.R. 1 (the "Tax Cuts and Jobs Act " or "New Tax Law") was signed into law. The New Tax Law, which is generally effective on January 1, 2018, provides for a reduction in the top corporate tax rate from 35 percent to 21 percent (enacted rate), provides new rules prohibiting carrybacks of life insurance company operating losses for losses incurred after 2017, changes insurance company reserving and many other insurance company tax accounting rules, and includes other provisions that will have a substantial impact on all forms of taxable and non-taxable entities alike.

    The Financial Accounting Standards Board Accounting Standards Codification 740 (ASC 740) requires companies to recognize the effect of tax law changes in the period of enactment by re-measuring deferred tax assets and liabilities to the enacted rate. Recognizing the limited time companies had to react to the complex provisions of the New Tax Law, the Securities Exchange Commission staff issued Staff Accounting Bulletin 118 (SAB 118), which provides guidance on accounting for the tax effects of the New Tax Law. SAB 118 provides a measurement period that should not extend beyond one year from the New Tax Law enactment date for companies to complete the accounting under ASC 740. In accordance with SAB 118, a company must reflect the income tax effects of those aspects of the New Tax Law for which the accounting under ASC 740 is complete. To the extent that a company's accounting for certain income tax effects of the New Tax Law is incomplete, but it is able to determine a reasonable estimate, it must record a provisional estimate in the financial statements. If a company cannot determine a provisional estimate to be included in the financial statements, it should continue to apply ASC 740 on the basis of the provisions of the tax laws that were in effect immediately before the enactment of the New Tax Law.

    The Company applied SAB 118 in completing its year-end accounting, including re-measuring deferred tax assets and liabilities at December 22, 2017. Any subsequent adjustment during the 12-month measurement period will be included in income from operations as an adjustment to income tax expense in 2018. The re-measurement under the New Tax Law and guidance in SAB 118 resulted in a reduction to total income tax expense of $117,106, which included certain provisional amounts under SAB 118.

    A provisional amount of $44,186 increased the tax reserve deferred tax asset from policyholder reserve changes and an identical amount increased the eight-year-spread deferred tax liability on policyholder reserve changes. The provisional amount was computed using estimated methods and will be completed upon the production of the final seriatim tax reserves that reflect the New Law requirements. Additionally, the Company had other provisionally determined amounts that were immaterial.

    The Company also has other undetermined items under SAB 118 that the Company has not been able to fully assess as of December 31, 2017, and as a result has not recognized any provisional impact. The impact of these items is expected to be immaterial to the financial position of the Company.

    During 2017, Minnesota Mutual Companies, Inc. and Subsidiaries (MMC) received a refund of tax related to its amended 2014 return. The IRS chose not to audit the 2014 consolidated return and has not stated their intention to audit the 2014 amended return. The Company believes that any additional taxes assessed or refunded as a result of a potential examination of the amended return will not have a material impact on its financial position. The IRS has not stated its intention to audit MMC's 2015 or 2016 consolidated tax returns.

                                                                     (Continued)

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                 (IN THOUSANDS)

(11) EMPLOYEE BENEFIT PLANS

    PENSION AND OTHER POSTRETIREMENT PLANS

    The Company has a non-qualified non-contributory defined benefit retirement plan covering certain agents. Benefits are based upon years of participation and the agent's adjusted annual compensation. Additionally, prior to March 31, 2017, the Company had a subsidiary that had a non-contributory defined benefit plan covering all the employees of the subsidiary who were 21 years of age or older and had completed one year of service. Benefits were based upon years of participation and the employee's average monthly compensation.

    The Company also has a postretirement plan that provides certain health care and life insurance benefits to retired agents. Eligibility is determined by age at retirement and years of service. Health care premiums are shared with retirees, and other cost-sharing features include deductibles and co-payments.

    The change in the benefit obligation and plan assets for the Company's plans as of December 31 was calculated as follows:

                                                       PENSION BENEFITS             OTHER BENEFITS
                                                  --------------------------  --------------------------
                                                      2017          2016          2017          2016
                                                  ------------  ------------  ------------  ------------
        Change in benefit obligation:
        Benefit obligation at beginning of year   $     78,113  $     75,700  $      5,181  $      5,814
        Service cost                                       353         1,332           193           205
        Interest cost                                    2,286         3,301           195           232
        Actuarial loss (gain)                            2,556           899          (423)         (825)
        Benefits paid                                   (2,879)       (3,119)         (195)         (245)
        Sale of subsidiary                             (32,336)           --            --            --
                                                  ------------  ------------  ------------  ------------
        Benefit obligation at end of year         $     48,093  $     78,113  $      4,951  $      5,181
                                                  ============  ============  ============  ============

        Change in plan assets:
        Fair value of plan assets at beginning
         of year                                  $     73,002  $     70,382  $         --  $         --
        Actual return on plan assets                     2,313         3,629            --            --
        Employer contribution                            2,650         2,110           195           245
        Benefits paid                                   (2,879)       (3,119)         (195)         (245)
        Sale of subsidiary                             (29,567)           --            --            --
                                                  ------------  ------------  ------------  ------------
        Fair value of plan assets at end of year  $     45,519  $     73,002  $         --  $         --
                                                  ============  ============  ============  ============

        Net amount recognized:
        Funded status                             $     (2,574) $     (5,111) $     (4,951) $     (5,181)

        Amounts recognized on the consolidated
         balance sheets:
        Accrued benefit cost                      $     (2,574) $     (5,111) $     (4,951) $     (5,181)
                                                  ------------  ------------  ------------  ------------
        Net amount recognized                     $     (2,574) $     (5,111) $     (4,951) $     (5,181)
                                                  ============  ============  ============  ============

                                                                     (Continued)

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                 (IN THOUSANDS)

(11) EMPLOYEE BENEFIT PLANS (CONTINUED)

    PENSION AND OTHER POSTRETIREMENT PLANS (CONTINUED)

    The change in the benefit obligation and plan assets for the Company's plans as of December 31 was calculated as follows (Continued):

                                                        PENSION BENEFITS            OTHER BENEFITS
                                                   --------------------------  --------------------------
                                                       2017          2016          2017          2016
                                                   ------------  ------------  ------------  ------------
        Weighted average assumptions used to
         determine benefit obligations:
        Discount rate                                      3.66%         3.92%         3.66%         3.82%
        Rate of compensation increase                        --          4.00%           --            --

        Weighted average assumptions used to
         determine net periodic benefit costs:
        Expected long-term return on plan assets           4.99%         5.15%           --            --
        Discount rate                                      3.92%         4.09%         3.82%         3.95%
        Rate of compensation increase                      4.00%         4.00%           --            --

        Components of net periodic benefit cost:
        Service cost                               $        353  $      1,332  $        193  $        205
        Interest cost                                     2,286         3,301           195           232
        Expected return on plan assets                   (2,225)       (3,624)           --            --
        Prior service benefit amortization                  (20)          (79)         (276)         (276)
        Recognized net actuarial loss (gain)                578           891          (222)         (162)
                                                   ------------  ------------  ------------  ------------
        Net periodic benefit cost                  $        972  $      1,821  $       (110) $         (1)
                                                   ============  ============  ============  ============

        Other changes in plan assets and benefit
         obligations recognized in other
         comprehensive income (loss):
        Net gain (loss)                            $     (2,468) $       (894) $        423  $        825
        Amortization of net loss (gain)                     578           891          (222)         (162)
        Amortization of prior service benefit               (20)          (79)         (276)         (276)
                                                   ------------  ------------  ------------  ------------
        Total recognized in other comprehensive
         income (loss)                             $     (1,910) $        (82) $        (75) $        387
                                                   ============  ============  ============  ============

        Amounts recognized in accumulated other
         comprehensive income:
        Net actuarial gain (loss)                  $    (11,352) $    (16,389) $      3,041  $      2,840
        Prior service benefit                                --           536         1,103         1,379
                                                   ------------  ------------  ------------  ------------
        Accumulated other comprehensive income
         (loss) at end of year                     $    (11,352) $    (15,853) $      4,144  $      4,219
                                                   ============  ============  ============  ============

        Accumulated benefit obligation             $     48,093  $     73,446  $      4,951  $      5,181

        Plans with accumulated benefit obligation
         in excess of plan assets:
        Projected benefit obligation               $     48,093  $     45,521
        Accumulated benefit obligation                   48,093        45,521
        Fair value of plan assets                        45,519        43,949

    Accrued benefit costs are included in pension and other postretirement benefits on the consolidated balance sheets.

                                                                     (Continued)

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                 (IN THOUSANDS)

(11) EMPLOYEE BENEFIT PLANS (CONTINUED)

    PENSION AND OTHER POSTRETIREMENT PLANS (CONTINUED)

    The Company updated its assumptions as of December 31, 2017 and December 31, 2016 with respect to its pension and postretirement benefit obligations after a review of plan experience. The assumption changes are a component of the net actuarial gain (loss).

    The estimated net actuarial loss for the pension plan that will be amortized from accumulated other comprehensive income into net periodic benefit cost in 2018 is $935. The estimated prior service credit and net actuarial gain for the other postretirement benefit plan that will be amortized from accumulated other comprehensive income into net periodic benefit cost in 2018 are $276 and $255, respectively. In 2018, the Company expects to contribute any amounts necessary to meet the minimum funding requirements to its non-contributory defined benefit plans. In addition, it may contribute additional tax deductible amounts.

    Estimated future benefit payments for pension and other postretirement plans:

                            PENSION       OTHER
                           BENEFITS      BENEFITS
                         ------------  ------------
        2018             $      2,605  $        306
        2019                    2,602           281
        2020                    2,566           283
        2021                    2,629           280
        2022                    2,672           288
        2023 - 2027            14,305         1,392

    For measurement purposes, the assumed health care cost trend rates start at 6.80% in 2017 and decrease gradually to 4.40% for 2076 and remain at that level thereafter. For 2016, the assumed health care cost trend rates start at 6.60% in 2016 and decrease gradually to 4.40% for 2076 and remain at that level thereafter.

    The assumptions presented herein are based on pertinent information available to management as of December 31, 2017 and 2016. Actual results could differ from those estimates and assumptions. For example, increasing the assumed health care cost trend rates by one percentage point would increase the postretirement benefit obligation as of December 31, 2017 by $23 and the service cost and interest cost components of net periodic benefit costs for 2017 by $3. Decreasing the assumed health care cost trend rates by one percentage point would decrease the postretirement benefit obligation as of December 31, 2017 by $21 and the service cost and interest cost components of net periodic postretirement benefit costs for 2017 by $3.

    To determine the discount rate for each plan, the present value of expected future benefit payments used to determine the benefit obligation for each plan is calculated based on a theoretical yield curve constructed from a universe of AA rated corporate fixed maturity securities. The discount rate for each plan is the single rate which results in the same present value of obligations as that obtained using the yield curve.

    Historical rates of return for individual asset classes and future estimated returns are used to develop expected rates of return. These rates of return are applied to the plan's investment policy to determine a range of expected returns. The expected long-term rate of return on plan assets is selected from this range.

    Generally, the investment objective of the non-contributory defined benefit plans is to pursue high returns but to limit the volatility of returns to levels deemed tolerable, which will mitigate (1) the liquidation of depressed assets for benefit payments, (2) the increase in contributions and pension expense due to investment losses, and (3) the decline in the funded ratios due to investment losses. This objective is achieved by strategically allocating assets among equity securities, fixed maturity securities and other investments.

                                                                     (Continued)

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                 (IN THOUSANDS)

(11) EMPLOYEE BENEFIT PLANS (CONTINUED)

    PENSION AND OTHER POSTRETIREMENT PLANS (CONTINUED)

    The target asset allocation as of December 31, 2017 is 100% to the insurance company general account investment category.

    The Company's non-contributory defined benefit plans weighted average asset allocations by asset category at December 31 are as follows:

                                                  2017          2016
                                              ------------  ------------
        Equity securities                                0%           16%
        Fixed maturity securities                        0%           24%
        Insurance company general account              100%           60%

    Equity securities and fixed maturity securities, as classified in the above table, include investments in pooled separate accounts. Pooled separate accounts are under a group annuity contract with Minnesota Life Insurance Company and represent segregated funds administered by an unaffiliated asset management firm and consist principally of marketable fixed maturity and equity securities.

    The insurance company general account, as classified in the above table, represents assets held within the general account of Minnesota Life Insurance Company. The assets of the insurance company, backing the insurance company general account, principally consist of fixed maturity securities, commercial mortgage loans and equity securities.

    At times, investments may be made in nontraditional asset classes with the approval of the Company's non-contributory defined benefit plan trustees.

    The Company's investment policy includes various guidelines and procedures designed to ensure that the plans' assets can reasonably be expected to achieve the objective of the policy. The investment policy is periodically reviewed by the plans' respective trustees.

    The fair value of the Company's pension plan financial assets and financial liabilities has been determined using available market information as of December 31, 2017 and 2016. Although the Company is not aware of any factors that would significantly affect the fair value of the pension plan financial assets and financial liabilities, such amounts have not been comprehensively revalued since those dates. Therefore, estimates of fair value subsequent to the valuation dates may differ significantly from the amounts presented herein. Considerable judgment is required to interpret market data to develop the estimates of fair value. The use of different market assumptions and/or estimation methodologies may have a material effect on the estimated fair value amounts.

    Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (exit price) in an orderly transaction between market participants at the measurement date. The Company maximizes the use of observable inputs and minimizes the use of unobservable inputs. Observable inputs reflect the assumptions market participants would use in valuing a financial instrument based on market data obtained from sources independent of the Company. Unobservable inputs reflect the Company's estimates about the assumptions market participants would use in valuing financial assets and financial liabilities based on the best information available in the circumstances.

                                                                     (Continued)

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                 (IN THOUSANDS)

(11) EMPLOYEE BENEFIT PLANS (CONTINUED)

    PENSION AND OTHER POSTRETIREMENT PLANS (CONTINUED)

    The Company is required to categorize its financial assets and financial liabilities recorded on the consolidated balance sheets according to a three-level hierarchy. A level is assigned to each financial asset and financial liability based on the lowest level input that is significant to the fair value measurement in its entirety. The levels of fair value hierarchy are as follows:

        Level 1 - Fair value is based on unadjusted quoted prices for identical assets or liabilities in an active market. The types of assets and liabilities utilizing Level 1 valuations generally include cash, money-market funds and actively-traded equity securities.

        Level 2 - Fair value is based on significant inputs, other than quoted prices included in Level 1, that are observable in active markets for identical or similar assets and liabilities. The types of assets and liabilities utilizing Level 2 valuations generally include certain investments in pooled separate accounts.

        Level 3 - Fair value is based on at least one or more significant unobservable inputs. These inputs reflect the Company's assumptions about the inputs market participants would use in pricing the assets or liabilities. The types of assets and liabilities utilizing Level 3 valuations generally include private equity investments, certain investments in pooled separate accounts which invest in privately placed fixed maturities and investments in an insurance company general account.

    The Company uses prices and inputs that are current as of the measurement date. In periods of market disruption, the ability to observe prices and inputs may be reduced, which could cause an asset or liability to be reclassified to a lower level.

    Inputs used to measure fair value of an asset or liability may fall into different levels of the fair value hierarchy. In these situations, the Company will determine the level in which the fair value falls based upon the lowest level input that is significant to the determination of the fair value.

    The following tables summarize the Company's pension benefit plans' financial assets measured at fair value on a recurring basis:

        DECEMBER 31, 2017                            LEVEL 1          LEVEL 2          LEVEL 3          TOTAL
        ---------------------------------------  ---------------  ---------------  ---------------  -------------
        Insurance company general account        $            --  $            --  $        45,519  $      45,519
                                                 ---------------  ---------------  ---------------  -------------
          Total financial assets                 $            --  $            --  $        45,519  $      45,519
                                                 ===============  ===============  ===============  =============

        DECEMBER 31, 2016                             LEVEL 1         LEVEL 2          LEVEL 3          TOTAL
        ---------------------------------------  ---------------  ---------------  ---------------  -------------
        Investments in pooled separate accounts  $            --  $        29,053  $            --  $      29,053
        Insurance company general account                     --               --           43,949         43,949
                                                 ---------------  ---------------  ---------------  -------------
          Total financial assets                 $            --  $        29,053  $        43,949  $      73,002
                                                 ===============  ===============  ===============  =============

    INVESTMENTS IN POOLED SEPARATE ACCOUNTS

    Investments in pooled separate accounts are stated at the corresponding unit value of the pooled separate account, which represents fair value. Investments in pooled separate accounts are classified as Level 2 as the values are based upon quoted prices or reported net asset values provided by asset management firms with little readily determinable public pricing information.

                                                                     (Continued)

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                 (IN THOUSANDS)

(11) EMPLOYEE BENEFIT PLANS (CONTINUED)

    PENSION AND OTHER POSTRETIREMENT PLANS (CONTINUED)

    INSURANCE COMPANY GENERAL ACCOUNT

    Deposits in the insurance company general account are stated at cost plus accrued interest, which represents fair value. The assets of the insurance company, backing the insurance company general account, principally consist of fixed maturity securities, commercial mortgage loans and equity securities. The deposits in the insurance company general account are classified as Level 3 as fair value is based on unobservable inputs.

    The following table provides a summary of changes in fair value of the Company's pension benefit plans' Level 3 financial assets held at fair value on a recurring basis during the year ended December 31, 2017:

                                                                                 PURCHASES,
                                            BALANCE AT    TOTAL APPRECIATION     SALES AND       BALANCE AT
                                           BEGINNING OF   (DEPRECIATION) IN     SETTLEMENTS,       END OF
                                               YEAR           FAIR VALUE            NET             YEAR
                                           ------------  --------------------  ---------------  ------------
        Insurance company general account  $     43,949  $              1,570  $            --  $     45,519

    The following table provides a summary of changes in fair value of the Company's pension benefit plans' Level 3 financial assets held at fair value on a recurring basis during the year ended December 31, 2016:

                                                                                 PURCHASES,
                                            BALANCE AT    TOTAL APPRECIATION     SALES AND       BALANCE AT
                                           BEGINNING OF   (DEPRECIATION) IN     SETTLEMENTS,       END OF
                                               YEAR           FAIR VALUE            NET             YEAR
                                           ------------  --------------------  ---------------  ------------
        Insurance company general account  $     42,379  $              1,570  $            --  $     43,949

    Transfers of securities among the levels occur at the beginning of the reporting period. There were no transfers between Level 1 and Level 2 for the years ending December 31, 2017 and 2016. There were no transfers in to or out of level 3 for the years ending December 31, 2017 and 2016.

    The Plans did not have any assets or liabilities reported at fair value on a nonrecurring basis.

    PROFIT SHARING PLANS

    The Company also has a profit sharing plan covering substantially all agents. The Company's contribution is made as a certain percentage based on voluntary contribution rates and applied to each eligible agent's annual contribution. The Company recognized contributions to the plan during 2017, 2016, and 2015 of $1,426, $1,493, and $1,551, respectively.

                                                                     (Continued)

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                 (IN THOUSANDS)

(12) LIABILITY FOR PENDING POLICY AND CONTRACT CLAIMS

    LIABILITY FOR UNPAID CLAIMS AND CLAIM LOSS ADJUSTMENT EXPENSES

    The following table provides activity in the liability for unpaid claims and loss adjustment expenses related to all insurance contracts:

                                            2017        2016 (1)      2015 (1)
                                        ------------  ------------  ------------
        Balance at January 1            $    974,905  $    998,963  $    998,008
         Less: reinsurance recoverable       554,298       596,715       644,590
                                        ------------  ------------  ------------
        Net balance at January 1             420,607       402,248       353,418
        Incurred related to:

         Current year                      2,122,998     2,114,463     2,050,232
         Prior years                          22,504        14,108        33,412
                                        ------------  ------------  ------------
        Total incurred                     2,145,502     2,128,571     2,083,644
                                        ------------  ------------  ------------
        Paid related to:

         Current year                      1,737,709     1,754,370     1,711,861
         Prior years                         374,779       355,842       322,953
                                        ------------  ------------  ------------
        Total paid                         2,112,488     2,110,212     2,034,814
                                        ------------  ------------  ------------
        Net balance at December 31           453,621       420,607       402,248
         Plus: reinsurance recoverable       530,594       554,298       596,715
                                        ------------  ------------  ------------
        Balance at December 31          $    984,215  $    974,905  $    998,963
                                        ============  ============  ============

----------
        (1) The previously issued 2016 financial statements only disclosed information for accident and health unpaid claims and loss adjustment expenses. The revised 2016 and 2015 information represents an immaterial correction of error to conform to the 2017 presentation that includes unpaid claim and claim adjustment expense information for all short-duration and long-duration contracts.

    As a result of changes in estimates of claims incurred in prior years, the unpaid claims and claim and loss adjustment expenses incurred increased by $22,504, $14,108, and $33,412 in 2017, 2016 and 2015, respectively. The amounts are the result of normal reserve development inherent in the uncertainty of establishing the liability for unpaid claims and claim and loss adjustment expenses.

    SHORT-DURATION CONTRACTS

    Certain short-duration contracts are offered within the Company's financial institution and group insurance products.

    Claim and claim adjustment expense liabilities are set using a combination of actuarial methods. The liabilities are computed using assumptions for mortality, morbidity, and other performance. These assumptions are based on the Company's experience, industry results, emerging trends and future expectations. Claim frequency is primarily based on reported claims assigned to individual claimants. Claim counts may initially include claims that do not ultimately result in a liability. These claims are omitted from claim counts once it is determined that there is no liability. The information about incurred and paid loss development for all periods preceding year ended December 31, 2017 and the related historical claims payout percentage disclosure is unaudited and is presented as supplementary information.

                                                                     (Continued)

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                 (IN THOUSANDS)

(12) LIABILITY FOR PENDING POLICY AND CONTRACT CLAIMS (CONTINUED)

     SHORT-DURATION CONTRACTS (CONTINUED)

     Incurred and paid claims, net of reinsurance, including allocated claim adjustment expenses, by product and by incurral year are summarized below along with the liability for incurred but not reported claims plus expected development on reported claims (IBNR) and the cumulative number of individual claims reported (reported claims) by incurral year as of December 31, 2017:

     FINANCIAL INSTITUTION PRODUCTS

                                               NET CUMULATIVE INCURRED CLAIMS (1)
    INCURRAL               --------------------------------------------------------------------------                REPORTED
    YEAR                    2012 (2)     2013 (2)     2014 (2)    2015 (2)     2016 (2)       2017        IBNR        CLAIMS
    ---------------------  ----------   ----------   ----------  ----------   ----------   ----------  -----------  ----------
    2012                   $   54,455   $   54,178   $   52,935  $   52,329   $   52,167   $   52,086  $        --          22
    2013                           --       51,855       48,403      47,156       46,757       46,669          180          21
    2014                           --           --       51,766      46,894       46,420       46,291          404          20
    2015                           --           --           --      46,961       41,975       41,409          779          19
    2016                           --           --           --          --       51,259       45,830        1,779          20
    2017                           --           --           --          --           --       46,745        7,817          18
                                                                                           ----------
       Total                                                                               $  279,030
                                                                                           ==========

----------
     (1)  2012 -- 2016 unaudited.
     (2) Information from 2012 - 2016 has been updated to conform with 2017 presentation which includes certain short-duration contracts that were excluded for 2016 reporting.

                                                                  NET CUMULATIVE PAID CLAIMS (1)
    INCURRAL                                    ------------------------------------------------------------------
    YEAR                                          2012 (2)    2013 (2)   2014 (2)    2015 (2)   2016 (2)     2017
    ------------------------------------------  ---------   ---------  ---------   --------   ---------  ---------
    2012                                        $  30,050   $  43,790  $  47,852   $ 50,285   $  51,341  $  51,872
    2013                                               --      26,544     39,328     43,037      44,916     45,849
    2014                                               --          --     27,811     39,051      42,496     44,467
    2015                                               --          --         --     23,864      34,412     37,767
    2016                                               --          --         --         --      26,886     38,171
    2017                                               --          --         --         --          --     24,015
                                                                                                         ---------
       Total                                                                                             $ 242,141
                                                                                                         =========

    Outstanding liabilities prior to 2012                                                                $     162

    Liabilities for unpaid losses and loss adjustment expenses, net of reinsurance                       $  37,051

----------
     (1)  2012 -- 2016 unaudited.
     (2) Information from 2012 - 2016 has been updated to conform with 2017 presentation which includes certain short-duration contracts that were excluded for 2016 reporting.

                                                                     (Continued)

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                 (IN THOUSANDS)

(12) LIABILITY FOR PENDING POLICY AND CONTRACT CLAIMS (CONTINUED)

     SHORT-DURATION CONTRACTS (CONTINUED)

     Incurred and paid claims, net of reinsurance, including allocated claim adjustment expenses, by product and by incurral year are summarized below along with the IBNR liability and the reported claims by incurral year as of December 31, 2017

     GROUP INSURANCE PRODUCTS

                                              NET CUMULATIVE INCURRED CLAIMS (1)
     INCURRAL            ------------------------------------------------------------------------------                REPORTED
     YEAR                  2012 (2)     2013 (2)     2014 (2)     2015 (2)    2016 (2)        2017           IBNR       CLAIMS
     ------------------  -----------  -----------  -----------  -----------  -----------  -------------   ----------  ----------
     2012                $ 1,079,158  $ 1,084,290  $ 1,088,187  $ 1,088,815  $ 1,088,798  $   1,089,450   $       --          41
     2013                         --    1,228,500    1,223,119    1,223,988    1,223,498      1,223,688           --          44
     2014                         --           --    1,314,365    1,296,503    1,296,691      1,298,118           --          47
     2015                         --           --           --    1,554,355    1,538,148      1,540,448          698          52
     2016                         --           --           --           --    1,570,311      1,558,510        2,793          54
     2017                         --           --           --           --           --      1,545,168       66,337          44
                                                                                          -------------
        Total                                                                             $   8,255,382
                                                                                          =============

----------
     (1)  2012 -- 2016 unaudited.
     (2) Information for 2012 - 2016 has been updated to conform with 2017 presentation which excludes certain long-duration features of insurance contracts that had been included for 2016 reporting.

                                                               NET CUMULATIVE PAID CLAIMS (1)
     INCURRAL                         ----------------------------------------------------------------------------------
     YEAR                               2012 (2)      2013 (2)      2014 (2)      2015 (2)     2016 (2)         2017
     -------------------------------  ------------  ------------  ------------  ------------  -----------   ------------
     2012                             $    909,427  $  1,071,143  $  1,078,645  $  1,083,489  $ 1,086,317   $  1,087,240
     2013                                       --     1,033,152     1,205,189     1,214,799    1,219,482      1,221,173
     2014                                       --            --     1,113,019     1,277,315    1,289,281      1,294,673
     2015                                       --            --            --     1,291,045    1,517,267      1,530,861
     2016                                       --            --            --            --    1,296,222      1,534,885
     2017                                       --            --            --            --           --      1,257,210
                                                                                                            ------------
        Total                                                                                               $  7,926,042
                                                                                                            ============

     Outstanding liabilities prior to 2012                                                                  $      2,107

     Liabilities for unpaid losses and loss adjustment expenses, net of reinsurance                         $    331,447

----------
     (1)  2012 - 2016 unaudited.
     (2) Information for 2012 - 2016 has been updated to conform with 2017 presentation which excludes certain long-duration features of insurance contracts that had been included for 2016 reporting.

                                                                     (Continued)

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                 (IN THOUSANDS)

(12) LIABILITY FOR PENDING POLICY AND CONTRACT CLAIMS (CONTINUED)

     SHORT-DURATION CONTRACTS (CONTINUED)

     The reconciliation by product of the liability for pending policy and contract claims relating to short-duration contracts to the total liability for pending policy and contract claims on the consolidated balance sheet as of December 31, 2017 is as follows:

                                                                                  FINANCIAL         GROUP
                                                                                 INSTITUTION      INSURANCE
                                                                                  PRODUCTS         PRODUCTS        TOTAL
                                                                                -------------   -------------   ------------
     Liability for short-duration pending policy and contract claims, net of    $      37,051   $     331,447   $    368,498
        reinsurance
     Reinsurance recoverable on pending policy and contract claims                      7,697         115,031        122,728
     Less: other liabilities (1)                                                       30,922          23,537         54,459
                                                                                -------------   -------------   ------------
        Short-duration claims recorded within pending policy and contract       $      13,826   $     422,941        436,767
          claims on the consolidated balance sheet                              =============   =============
     Long-duration pending policy and contract claims                                                                141,034
                                                                                                                ------------
        Pending policy and contract claims                                                                      $    577,801
                                                                                                                ============

----------
     (1) Includes contracts that are recorded in line items other than pending policy and contract claims on the consolidated balance sheet.

     Supplementary information on the historical average annual percentage payoff of incurred claims, net of reinsurance, by product and accident year for the year ended December 31, 2017 is as follows(1):

                                                                                                 FINANCIAL           GROUP
                                                                                                INSTITUTION        INSURANCE
     INCURRAL YEAR                                                                                PRODUCTS          PRODUCTS
     ---------------------------------------------------------------------------------------   --------------    ---------------
     1                                                                                                   57.1%              83.7%
     2                                                                                                   25.6%              14.3%
     3                                                                                                    7.8%               0.8%
     4                                                                                                    4.3%               0.4%
     5                                                                                                    2.0%               0.2%
     6                                                                                                    1.0%               0.1%

----------
      (1) Unaudited.

(13) REINSURANCE

     In the normal course of business, the Company seeks to limit its exposure to loss on any single insured and to recover a portion of benefits paid by ceding reinsurance to other insurance companies. To the extent that a reinsurer is unable to meet its obligation under the reinsurance agreement, the Company remains liable. The Company evaluates the financial condition of its reinsurers and monitors concentrations of credit risk to minimize its exposure to significant losses from reinsurer insolvencies. Allowances are established for amounts deemed to be uncollectible.

     Reinsurance is accounted for over the lives of the underlying reinsured policies using assumptions consistent with those used to account for the underlying policies.

     The effect of reinsurance on premiums for the years ended December 31 was as follows:


                                                                               2017              2016              2015
                                                                         ----------------   ---------------   ---------------
     Direct premiums                                                     $      4,269,262   $     3,168,212   $     2,861,954
     Reinsurance assumed                                                            6,873             8,227             8,760
     Reinsurance ceded                                                           (714,902)         (704,706)         (650,247)
                                                                         ----------------   ---------------   ---------------
        Net premiums                                                     $      3,561,233   $     2,471,733   $     2,220,467
                                                                         ================   ===============   ===============

     Reinsurance recoveries on ceded reinsurance contracts included in policyholder benefits on the consolidated statements of operations and comprehensive income were $673,671, $682,956 and $639,260 during 2017, 2016, and 2015, respectively.

                                                                     (Continued)

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                 (IN THOUSANDS)

(14) CERTAIN NONTRADITIONAL LONG-DURATION CONTRACTS AND SEPARATE ACCOUNTS

     The Company issues certain nontraditional long-duration contracts including universal life, variable life and deferred annuities that contain either certain guarantees or sales inducements.

     The Company issues variable contracts through its separate accounts for which investment income and investment gains and losses accrue directly to, and investment risk is borne by, the contractholder. The Company also issues variable annuity contracts through separate accounts where the Company contractually guarantees to the contractholder either (a) return of no less than total deposits made to the contract adjusted for partial withdrawals, (b) total deposits made to the contract adjusted for partial withdrawals plus a minimum return, (c) the highest contract value on a specified anniversary date adjusted for withdrawals following the contract anniversary, or (d) a minimum payment on a variable immediate annuity. These guarantees include benefits that are payable in the event of death, withdrawal or annuitization based upon the specific contract selected. The Company also issues fixed indexed annuities through its general account where the Company guarantees to the contractholder either (a) return of no less than total deposits made to the contract adjusted for partial withdrawals, (b) total deposits made to the contract adjusted for partial withdrawals plus a minimum return, (c) the highest contract value on a specified anniversary date adjusted for withdrawals following the contract anniversary. The Company also issues universal life and variable life contracts where the Company provides to the contractholder a no-lapse guarantee.

     The assets supporting the variable portion of the traditional variable annuities, variable contracts with guarantees, universal life and variable life contracts are carried at fair value and reported as summary total separate account assets with an equivalent summary total reported for liabilities. For variable annuity contracts, amounts assessed against the contractholders for mortality, administrative, and other services are included in policy and contract fees, changes in liabilities for minimum guarantees on deferred annuities are included in policyholder benefits, and changes in liabilities for the minimum guaranteed payments on variable immediate annuities and the minimum withdrawal benefits on variable deferrable annuities are included in net realized investment gains (losses) on the consolidated statements of operations and comprehensive income. For universal life and variable life contracts, the amounts assessed against the contractholders for mortality, administrative, and other services are included in policy and contract fees and changes in liabilities for guaranteed benefits are included in policyholder benefits on the consolidated statements of operations and comprehensive income. For variable annuity, universal life and variable life contracts, separate account net investment income, net investment gains and losses and the related liability changes are offset within the same line item on the consolidated statements of operations and comprehensive income. There were no investment gains or losses on transfers of assets from the general account to the separate account during 2017, 2016 or 2015.

     The Company's variable annuity contracts with guarantees may offer more than one type of guarantee in each contract; therefore, the amounts listed are not mutually exclusive. For guarantees of amounts in the event of death, the net amount at risk is defined as the current guaranteed minimum death benefit in excess of the current account balance at the balance sheet date. For guaranteed withdrawal amounts, the net amount at risk is defined as the present value of future withdrawal benefits in excess of the current account balance. For guarantees of amounts at annuitization, the net amount at risk is defined as the present value of the minimum guaranteed annuity payments a in excess of the current account balance. For the guaranteed payout annuity floor, the net amount at risk is defined as the guaranteed benefit in excess of the current benefit payable, assuming the guaranteed and current benefit amounts remain constant. For universal life and variable life contracts the net amount at risk is defined as the current death benefit in excess of the current balance, excluding reinsurance.

                                                                     (Continued)

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                 (IN THOUSANDS)

(14) CERTAIN NONTRADITIONAL LONG-DURATION CONTRACTS AND SEPARATE ACCOUNTS (CONTINUED)

     At December 31, the Company had the following variable annuity contracts with guarantees:

                                                                                          2017               2016
                                                                                    ---------------    ---------------
         Return of net deposits:
            In the event of death
            Account value                                                           $     4,938,775    $     4,461,164
            Net amount at risk                                                      $         3,474    $        31,335
            Average attained age of contractholders                                            63.6               62.9
            As withdrawals are taken
            Account value                                                           $       332,389    $       316,657
            Net amount at risk                                                      $            40    $            74
            Average attained age of contractholders                                            70.1               69.7
         Return of net deposits plus a minimum return:
            In the event of death
            Account value                                                           $       328,161    $       276,717
            Net amount at risk                                                      $        21,244    $        28,968
            Average attained age of contractholders                                            70.0               69.4
            At annuitization
            Account value                                                           $       462,208    $       462,113
            Net amount at risk                                                      $         1,295    $         2,564
            Weighted average period remaining until expected annuitization (in
              years)                                                                            1.9                2.8
            As withdrawals are taken
            Account value                                                           $     3,334,917    $     2,953,311
            Net amount at risk                                                      $         3,209    $         2,461
            Average attained age of contractholders                                            64.6               64.0

                                                                                          2017               2016
                                                                                    ---------------    ---------------
         Highest specified anniversary account value:
            In the event of death
            Account value                                                           $       725,007    $       695,763
            Net amount at risk                                                      $         3,290    $        16,237
            Average attained age of contractholders                                            64.5               63.7
            Account value adjustment on 10th contract anniversary
            Account value                                                           $        73,631    $        56,157
            Net amount at risk                                                      $             2    $            --
            Weighted average period remaining until expected annuitization (in
              years)                                                                           59.8               59.1
         Guaranteed payout annuity floor:
            Account value                                                           $        50,840    $        47,341
            Net amount at risk                                                      $            --    $           204
            Average attained age of contractholders                                            75.4               74.8

     At December 31, the Company had the following fixed indexed annuity contracts with guarantees:

                                                                                            2017
                                                                                      ---------------
         As withdrawals are taken
         Account value                                                                $       145,581
         Net amount at risk                                                           $           577
         Average attained age of contractholders                                                 62.1

                                                                     (Continued)

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                 (IN THOUSANDS)

(14) CERTAIN NONTRADITIONAL LONG-DURATION CONTRACTS AND SEPARATE ACCOUNTS (CONTINUED)

     At December 31, the Company had the following universal life and variable life contracts with guarantees:


                                                                                                  2017               2016
                                                                                             ---------------   ----------------
      Account value (general and separate accounts)                                          $     7,829,452   $      6,653,271
      Net amount at risk                                                                     $    54,972,640   $     54,920,546
      Average attained age of policyholders                                                             51.0               50.0

     Liabilities for guarantees on variable annuity, indexed annuity, universal life and variable life contracts reflected in the general account as of December 31, 2017 were as follows:

                                                                                               MINIMUM
                                                       MINIMUM                               GUARANTEED            NO LAPSE
                                                   GUARANTEED DEATH      GUARANTEED        WITHDRAWAL AND          GUARANTEE
                                                      AND INCOME       PAYOUT ANNUITY       ACCUMULATION      UNIVERSAL LIFE AND
                                                       BENEFITS             FLOOR              BENEFIT          VARIABLE LIFE
                                                   ----------------   -----------------   -----------------   ------------------
      Balance at beginning of year                 $          7,065   $           4,438   $          29,845   $          119,190
      Incurred guarantee benefits                              (709)             (1,625)            (15,158)              31,845
      Paid guaranteed benefits                                 (741)                 (2)                 --              (13,673)
                                                   ----------------   -----------------   -----------------   ------------------
      Balance at end of year                       $          5,615   $           2,811   $          14,687   $          137,362
                                                   ================   =================   =================   ==================

     Liabilities for guarantees variable annuity, universal life and variable life contracts reflected in the general account as of December 31, 2016 were as follows:

                                                                                               MINIMUM
                                                       MINIMUM                               GUARANTEED             NO LAPSE
                                                   GUARANTEED DEATH      GUARANTEED        WITHDRAWAL AND          GUARANTEE
                                                      AND INCOME       PAYOUT ANNUITY       ACCUMULATION      UNIVERSAL LIFE AND
                                                       BENEFITS             FLOOR              BENEFIT           VARIABLE LIFE
                                                   ----------------   -----------------   -----------------   ------------------
      Balance at beginning of year                 $          8,580   $           5,661   $          48,851   $           98,056
      Incurred guarantee benefits                               388              (1,176)            (19,006)              33,749
      Paid guaranteed benefits                               (1,903)                (47)                 --              (12,615)
                                                   ----------------   -----------------   -----------------   ------------------
      Balance at end of year                       $          7,065   $           4,438   $          29,845   $          119,190
                                                   ================   =================   =================   ==================

     The minimum guaranteed death benefit liability and the guaranteed minimum income liability is determined each period end by estimating the expected value of death benefits in excess of the projected account balance and recognizing the excess ratably over the accumulation period based on total expected assessments. The guaranteed payout annuity floor and minimum guaranteed withdrawal benefits are considered to be derivatives and are recognized at fair value through earnings. The universal life and variable life no lapse guarantee liabilities are determined by estimating the expected value of death benefits in excess of projected account balances and recognizing the excess ratably over the accumulation period based on total expected assessments. For variable annuity, fixed indexed annuity, universal life and variable life contracts with guarantees, the Company regularly evaluates estimates used and adjusts the additional liability balance, with a related charge or credit to benefit expense, if actual experience or other evidence suggests that earlier assumptions should be revised.

                                                                     (Continued)

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                 (IN THOUSANDS)

(14) CERTAIN NONTRADITIONAL LONG-DURATION CONTRACTS AND SEPARATE ACCOUNTS (CONTINUED)

     The following assumptions and methodology were used to determine the minimum guaranteed death and income benefit liability on variable annuities and fixed indexed annuities at December 31, 2017 and variable annuities at December 31, 2016 (except where noted otherwise):

        - A sample selection tool was used to select 200 scenarios from a set of 10,000 stochastically generated investment performance scenarios.
        - Mean investment performance was 5.20% and 5.60% for 2017 and 2016, respectively, and is consistent with DAC projections over a 10 year period.
        -   Annualized monthly standard deviation was 12.00%.
        - For 2017, assumed mortality was 100% if the 2012 Individual Annuity Mortality Basis table. For 2016, the assumed mortality was 100% of the A2000 table.
        - Lapse rates varied by contract type and policy duration, ranging from 1.00% to 10.00% and 1.00% to 12.00% for 2017 and 2016, respectively, with an average of 8.00% for both 2017 and 2016.
        - Discount rates varied by contract type and policy duration and were consistent with discount rates used in DAC models.

     The following assumptions and methodology, which are consistent with those used for DAC models, were used to determine the universal life and variable life liability at December 31, 2017 and 2016 (except where noted otherwise):

        -   Separate account investment performance assumption was 7.25%.
        -   Assumed mortality was 100% of pricing levels.
        -   Lapse rates varied by policy duration, ranging from 2.00% to 9.00%.
        - Long-term general account discount rate grades from the current yield curve up to 5.50% linearly over ten years and from the current yield curve up to 5.75% linearly over ten years for 2017 and 2016, respectively.

     Account balances for contracts with guarantees were invested in variable separate accounts by mutual fund grouping as follows at December 31:

                                                             VARIABLE ANNUITY CONTRACTS             VARIABLE LIFE CONTRACTS
                                                          ---------------------------------    ---------------------------------
                                                                2017              2016               2017              2016
                                                          ---------------   ---------------    ---------------   ---------------
        Equity                                            $     2,394,718   $     2,207,834    $     1,977,062   $     1,681,955
        Bond                                                      932,998           900,737            222,733           216,544
        Balanced                                                2,490,757         2,138,292            392,431           342,237
        Money market                                               35,028            43,462             20,714            26,298
        Mortgage                                                   54,948            57,671             31,374            32,326
        Real estate                                                83,494            85,648             60,101            68,683
                                                          ---------------   ---------------    ---------------   ---------------
           Total                                          $     5,991,943   $     5,433,644    $     2,704,415   $     2,368,043
                                                          ===============   ===============    ===============   ===============

(15) UNREMITTED PREMIUMS AND CLAIMS PAYABLE

     The Company acts as an agent of certain insurance underwriters and has a fiduciary responsibility to remit the appropriate percentage of monies collected from each financial institution customer to the corresponding insurance underwriters. The remittance is equal to the premiums collected from the financial institution customer, less any commissions earned by the Company. The Company recognizes a liability equal to the amount of the premiums that have not yet been remitted to the insurance underwriters. At December 31, 2017 and 2016, the liability associated with unremitted premiums and claims payable was $41,762 and $40,850, respectively and is reported as part of other liabilities on the consolidated balance sheets. As described in note 2, as of December 31, 2017 and 2016, the Company had restricted the use of $41,762 and $40,850, respectively, of its cash and cash equivalents to satisfy these premium and claims remittance payables.

                                                                     (Continued)

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                 (IN THOUSANDS)

(16) SHORT-TERM AND LONG-TERM DEBT

     Liabilities for short-term and long-term debt are carried at an amount equal to unpaid principal balance. Short-term debt is debt coming due in the next 12 months.

     SHORT-TERM DEBT

     The following table provides a summary of short-term debt and related collateral for that debt as of December 31:

                                                                 LIABILITY                           COLLATERAL
                                                     ----------------------------------   ---------------------------------
                                                          2017               2016              2017              2016
                                                     ---------------   ----------------   ---------------   ---------------
     Reverse repurchase agreement                    $        20,000   $         50,000   $        20,747   $        57,038

     Periodically, the Company may enter into short-term reverse repurchase agreements in order to borrow funds for short-term operating needs or facilitate trading activity. In a reverse repurchase agreement, the Company transfers specified securities to a counterparty in exchange for cash and simultaneously agrees to reacquire the same, or substantially the same, securities at a future date for an amount equal to the cash exchanged plus an interest factor. The contractual maturity of any reverse repurchase agreement does not exceed three months. The Company maintains effective control over the securities and accounts for these agreements as collateralized borrowings. The short-term debt is collateralized by fixed maturity RMBS securities which are included in fixed maturity securities available-for-sale on the consolidated balance sheets. The difference between the proceeds and the amount at which the securities will be subsequently reacquired is recorded as a general operating expense on the consolidated statements of operations and comprehensive income.

     LONG-TERM DEBT

     The following table provides a summary of long-term debt as of December 31:

                                                                                                   2017               2016
                                                                                              ---------------   ----------------
     Surplus notes                                                                            $       118,000   $        118,000
     Federal Home Loan Bank borrowings                                                                350,000            350,000
                                                                                              ---------------   ----------------
        Total long-term debt                                                                  $       468,000   $        468,000
                                                                                              ===============   ================

     In September 1995, the Company issued surplus notes with a face value of $125,000, at 8.25%, due in 2025. The surplus notes are subordinate to all current and future policyholders interests, including claims, and indebtedness of the Company.

     All payments of interest and principal on the notes are subject to the approval of the Minnesota Department of Commerce (Department of Commerce). As of December 31, 2017 and 2016, the accrued interest was $2,832. Interest paid on the surplus notes for the years ended December 31, 2017, 2016 and 2015 was $9,735, $9,735 and $9,735, respectively.

     The Company has entered into a membership agreement with the Federal Home Loan Bank of Des Moines (FHLB), providing an efficient way to set up a borrowing facility with access to low cost funding. The total borrowing capacity is dependent on the amount and type of Company assets. The outstanding borrowings at December 31, 2017 have a maturity of one, three and seven years with principal due at those times. The Company pledged $850,793 of fixed maturity securities as collateral as of December 31, 2017. At that time, the Company had the capacity for either long-term or short-term borrowings of approximately $384,482 without pledging additional collateral. If the fair value of the pledged collateral falls below the required collateral for the outstanding borrowed amount, the Company is required to pledge additional collateral. The Company also currently holds FHLB common stock of $24,000, as required. The FHLB common stock is not classified as available-for-sale and is carried at cost, which approximates fair value, and is recorded in other invested assets in the consolidated balance sheets.

     At December 31, 2017, the aggregate minimum annual long-term debt maturities for the next five years and thereafter are as follows: 2018, $200,000; 2019, $75,000; 2020, $50,000; 2021, $25,000; 2022, $0;
     thereafter, $118,000.

     Total interest paid by the Company for the years ended December 31, 2017, 2016 and 2015 was $13,880, $11,633 and $10,601, respectively.

                                                                     (Continued)

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                 (IN THOUSANDS)

(17) BUSINESS COMBINATIONS

     During 2016, the Company acquired the account rights of an insurance agency. The aggregate purchase price of $851 was allocated to various assets and liabilities including $783 to finite-lived intangible assets and $68 to goodwill.

     During 2015, the Company acquired the account rights of an insurance agency. The aggregate purchase price of $725 was allocated to various assets and liabilities including $658 to finite-lived intangible assets and $67 to goodwill. During 2015, the Company completed the fair value evaluation of assets acquired related to 2014 business combinations, which resulted in a decrease to goodwill of $91.

     The amount of acquisition-related additional cash consideration the Company may have to pay in 2018 and future years if certain thresholds are attained is $5,375 of which $1,919 was accrued at December 31, 2017.

(18) GOODWILL AND INTANGIBLE ASSETS

     The amount of goodwill included on the consolidated balance sheets in goodwill and intangible assets, net, as of December 31, was as follows:

                                                                                                    2017              2016
                                                                                               ---------------   ---------------
       Balance at beginning of year                                                            $       109,146   $       109,078
       Additions                                                                                            --                68
       Adjustments to prior year acquisitions                                                               --                --
                                                                                               ---------------   ---------------
       Balance at end of year                                                                  $       109,146   $       109,146
                                                                                               ===============   ===============

     Goodwill is not amortized but instead is subject to impairment tests. There were no impairments for the years ended December 31, 2017, 2016, and 2015.

     The amount of finite-lived intangible assets, excluding the value of acquired inforce contracts within DAC, included on the consolidated balance sheets in goodwill and intangible assets, net, was as follows:

                                                                          CUSTOMER                            TOTAL FINITE-LIVED
      DECEMBER 31, 2017                                                 RELATIONSHIPS           OTHER         INTANGIBLE ASSETS
      --------------------------------------------------------------  -----------------   -----------------   ------------------
      Gross carrying amount                                           $          61,332   $           9,604   $           70,936
      Accumulated amortization                                                  (36,882)             (8,100)             (44,982)
                                                                      -----------------   -----------------   ------------------
         Net carrying amount                                          $          24,450   $           1,504   $           25,954
                                                                      =================   =================   ==================

                                                                          CUSTOMER                            TOTAL FINITE-LIVED
      DECEMBER 31, 2016                                                 RELATIONSHIPS           OTHER         INTANGIBLE ASSETS
      --------------------------------------------------------------  -----------------   -----------------   ------------------
      Gross carrying amount                                           $          61,332   $           9,604   $           70,936
      Accumulated amortization                                                  (32,434)             (7,791)             (40,225)
                                                                      -----------------   -----------------   ------------------
         Net carrying amount                                          $          28,898   $           1,813   $           30,711
                                                                      =================   =================   ==================

     The Company did not acquire any finite-lived intangible assets during the year ended December 31, 2017. Finite-lived intangible assets acquired during the year ended December 31, 2016 were $783 with a weighted average amortization period of 4 years.

     The appropriate estimated useful life for each intangible asset class is reviewed annually. A change in expected useful life could potentially indicate impairment of these assets. The Company completes annual impairment testing of all intangible assets. The annual review did not result in any changes to the expected useful lives and no intangible impairments were recorded in 2017, 2016, or 2015.

     Intangible asset amortization expense for 2017, 2016, and 2015 in the amount of $4,757, $6,353, and $7,108, respectively, is included in general operating expenses on the consolidated statements of operations and comprehensive income. Projected amortization expense for the next five years is as follows: 2018, $4,293; 2019, $3,963; 2020, $3,825; 2021,
     $3,735; 2022, 2,023.

                                                                     (Continued)

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                 (IN THOUSANDS)

(19) RELATED PARTY TRANSACTIONS

     The Company has investment advisory agreements with an affiliate, Advantus. Under these agreements, the Company pays quarterly investment management fees based on total assets managed. Investment management fees paid by the Company were $19,258, $23,207 and $22,127 during 2017, 2016 and 2015, respectively. As of December 31, 2017 and 2016, the amount due to Advantus under these agreements was $10,606 and $9,041, respectively.

     The Company also has an agreement with an affiliate, Securian Financial Services, Inc. (SFS). Under this agreement, SFS is the distributor of the Company's fixed and variable annuity, variable life and certain life and annuity indexed products. Fees paid by the Company for the performance of compliance functions for these products totaled $1,200, $1,157 and $1,041 for the years ended December 31, 2017, 2016 and 2015, respectively. The Company also recognized commission expense of $93,911, $104,747 and $107,690 for the years ended December 31, 2017, 2016 and 2015, respectively. The Company recognized commissions payable to SFS in the amounts of $2,223 and $2,561 for the years ended December 31, 2017 and 2016, respectively.

     Under a marketing services agreement with SFS, the Company collects commissions for the sale of certain insurance products. For the years ended December 31, 2016, 2015 and 2014, the Company collected commissions of $4,519, $3,966 and $3,692, respectively.

     Under an assignment agreement with SFS, 12(b)-1 fees from the affiliated Securian Funds Trust Funds and the Waddell & Reed Target Portfolios are transferred to the Company. For the years ended December 31, 2017, 2016 and 2015, the amounts transferred were $15,872, $14,404, and $14,776, respectively.

     The Company has agreements with its affiliates for expenses including allocations for occupancy costs, data processing, compensation, advertising and promotion, and other administrative expenses, which the Company incurs on behalf of its affiliates and is reimbursed. At December 31, 2017 and 2016, the amount payable to the Company was $28,017 and $25,828, respectively. The amount of expenses incurred by and reimbursed to the Company for the years ended December 31, 2017, 2016, and 2015 were $88,296, $85,150 and $61,317, respectively. The Company also has an agreement with SFG for employee compensation related expenses which SFG incurs on behalf of the Company. The amount of expenses incurred by and reimbursed to SFG by the Company for the years ended December 31, 2017, 2016 and 2015 was $20,676, $22,637 and $39,038, respectively. The amount payable to SFG at December 31, 2017 and 2016 was $13,432 and $7,176, respectively. As of December 31, 2016, the Company also had a receivable from SFG, in the amount of $22,066, related to the advance of future years' defined benefit plan expenses.

     In 2015, the Company sold an additional group variable universal life policy to SFG. The Company received premiums of $7,664, $7,664 and $7,664 in 2017, 2016 and 2015, respectively, for these policies. No claims were paid during 2017, 2016 and 2015. As of December 31, 2017 and 2016, reserves held under these policies were $66,076 and $53,495, respectively.

     The Company is a distributor of its affiliates' insurance and other products. Product offerings include credit life and disability, accidental death, collateral protection insurance, guarantee auto protection and debt cancellation. The Company earned $50,530, $45,195 and $42,632 in commission revenues related to the sales and servicing of these products for the years ended December 31, 2017, 2016 and 2015, respectively. As of December 31, 2017 and 2016, commission revenue due to the Company from its affiliates was $1,049 and $523, respectively.

     Certain of the Company's affiliates distribute its insurance products. Product offerings include individual life and annuity and group life insurance. The Company paid $8,974, $10,276 and $8,471 in commission expenses related to the sales of these products for the years ended December 31, 2017, 2016 and 2015, respectively.

                                                                     (Continued)

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                 (IN THOUSANDS)

(20) OTHER COMPREHENSIVE INCOME (LOSS)

     Comprehensive income (loss) is defined as any change in equity originating from non-owner transactions. The Company has identified those changes as being comprised of net income, adjustments to pension and other postretirement plans, unrealized gains (losses) on securities and related adjustments.

     The components of other comprehensive income (loss) and related tax effects, other than net income are illustrated below:

                                                                                     DECEMBER 31, 2017
                                                                    ----------------------------------------------------
                                                                         BEFORE          TAX BENEFIT         NET OF
                                                                          TAX             (EXPENSE)            TAX
                                                                    ----------------   ---------------   ---------------
      Other comprehensive income (loss):
         Unrealized holding gains (losses) on securities arising
           during the period                                        $        382,087   $      (132,272)  $       249,815
         Less: Reclassification adjustment for gains (losses)
           included in net income                                            (47,947)           16,781           (31,166)
         Unrealized gains (losses) on securities -- OTTI                      (2,270)              795            (1,475)
         Adjustment to deferred policy acquisition costs                    (190,594)           66,708          (123,886)
         Adjustment to reserves                                               27,240            (9,534)           17,706
         Adjustment to unearned premiums and fees                            168,605           (59,012)          109,593
         Adjustment to pension and other postretirement plans                 (2,045)              716            (1,329)
         Less: Reclassification adjustment for pension and other
         postretirement plans expenses included in net income                     60               (21)               39
                                                                    ----------------   ---------------   ---------------
         Other comprehensive income (loss)                          $        335,136   $      (115,839)  $       219,297
                                                                    ================   ===============   ===============

                                                                                     DECEMBER 31, 2016
                                                                    ----------------------------------------------------
                                                                         BEFORE          TAX BENEFIT         NET OF
                                                                          TAX             (EXPENSE)            TAX
                                                                    ----------------   ---------------   ---------------
      Other comprehensive income (loss):
         Unrealized holding gains (losses) on securities arising
           during the period                                        $        141,773   $       (49,407)  $        92,366
         Less: Reclassification adjustment for gains (losses)
           included in net income                                            (17,634)            6,172           (11,462)
         Unrealized gains (losses) on securities -- OTTI                       1,734              (607)            1,127
         Adjustment to deferred policy acquisition costs                     (82,037)           28,713           (53,324)
         Adjustment to reserves                                               12,032            (4,211)            7,821
         Adjustment to unearned premium and fees                              72,377           (25,332)           47,045
         Adjustment to pension and other postretirement plans                    (69)               24               (45)
         Less: Reclassification adjustment for pension and other
         postretirement plans expenses included in net income                    374              (131)              243
                                                                    ----------------   ---------------   ---------------
         Other comprehensive income (loss)                          $        128,550   $       (44,779)  $        83,771
                                                                    ================   ===============   ===============

                                                                     (Continued)

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                 (IN THOUSANDS)

(20) OTHER COMPREHENSIVE INCOME (LOSS) (CONTINUED)

     The components of other comprehensive income (loss) and related tax effects, other than net income are illustrated below (Continued):

                                                                                            DECEMBER 31, 2015
                                                                           ----------------------------------------------------
                                                                               BEFORE           TAX BENEFIT         NET OF
                                                                                 TAX             (EXPENSE)            TAX
                                                                           ---------------    ---------------   ---------------
       Other comprehensive income (loss):
         Unrealized holding gains (losses) on securities arising during
           the period                                                      $      (481,442)   $       168,372   $      (313,070)
         Less: Reclassification adjustment for gains (losses) included
           in net income                                                            17,801             (6,231)           11,570
         Unrealized gains (losses) on securities -- OTTI                            (2,129)               745            (1,384)
         Adjustment to deferred policy acquisition costs                           208,912            (73,119)          135,793
         Adjustment to reserves                                                     22,718             (7,951)           14,767
         Adjustment to unearned premiums and fees                                 (106,247)            37,187           (69,060)
         Adjustment to pension and other postretirement plans                        3,495             (1,223)            2,272
         Less: Reclassification adjustment for pension and other
           postretirement plans expenses included in net income                        457               (160)              297
                                                                           ---------------    ---------------   ---------------
           Other comprehensive income (loss)                               $      (336,435)   $       117,620   $      (218,815)
                                                                           ===============    ===============   ===============

     Information regarding amounts reclassified out of each component of accumulated other comprehensive income and related tax effects at December 31, 2017 were as follows:


                                                                            AMOUNT
                                                                         RECLASSIFIED
                                                                             FROM
                                                                         ACCUMULATED
                                                                            OTHER                  CONSOLIDATED STATEMENT OF
                                                                        COMPREHENSIVE             OPERATIONS AND COMPREHENSIVE
                                                                            INCOME                      INCOME LOCATION
                                                                       ----------------   ---------------------------------------
       Net unrealized investment gains (losses):
         Unrealized gains (losses)                                     $         56,331   Other net realized investment gains
         Unrealized OTTI losses -- OTTI on fixed maturity securities             (7,553)  OTTI on fixed maturity securities
         Unrealized OTTI losses -- OTTI on other securities                        (831)  Other net realized investment gains
                                                                       ----------------
         Unrealized investment gains (losses), before income tax                 47,947
         Deferred income tax benefit (expense)                                  (16,781)
                                                                       ----------------
           Unrealized investment gains (losses), net of income tax     $         31,166
                                                                       ================
       Pension and other postretirement plans (1):
         Amortization of prior service benefit                         $           (296)  General operating expenses
         Amortization of net actuarial losses                                       356   General operating expenses
                                                                       ----------------
         Amortization of pension and other postretirement plan items,
           before income tax                                                         60
         Deferred income tax benefit (expense)                                      (21)
                                                                       ----------------
           Amortization of pension and other postretirement plan
             items, net of income tax                                  $             39
                                                                       ================

----------
       (1) These accumulated other comprehensive income items are included in the computation of net periodic benefit costs. See Note 11 for further details.

                                                                     (Continued)

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                 (IN THOUSANDS)

(20) OTHER COMPREHENSIVE INCOME (LOSS) (CONTINUED)

     Information regarding amounts reclassified out of each component of accumulated other comprehensive income and related tax effects at December 31, 2016 were as follows:

                                                                            AMOUNT
                                                                         RECLASSIFIED
                                                                             FROM
                                                                         ACCUMULATED
                                                                            OTHER                  CONSOLIDATED STATEMENT OF
                                                                        COMPREHENSIVE            OPERATIONS AND COMPREHENSIVE
                                                                            INCOME                      INCOME LOCATION
                                                                       ----------------   ---------------------------------------
       Net unrealized investment gains (losses):
         Unrealized gains (losses)                                     $         18,989   Other net realized investment gains
         Unrealized OTTI losses -- OTTI on fixed maturity securities               (777)  OTTI on fixed maturity securities
         Unrealized OTTI losses -- OTTI on other securities                        (578)  Other net realized investment gains
                                                                       ----------------
         Unrealized investment gains (losses), before income tax                 17,634
         Deferred income tax benefit (expense)                                   (6,172)
                                                                       ----------------
           Unrealized investment gains (losses), net of income tax     $         11,462
                                                                       ================
       Pension and other postretirement plans (1):
         Amortization of prior service benefit                         $           (355)  General operating expenses
         Amortization of net actuarial losses                                       729   General operating expenses
                                                                       ----------------
         Amortization of pension and other postretirement plan items,
           before income tax                                                        374
         Deferred income tax benefit (expense)                                     (131)
                                                                       ----------------
           Amortization of pension and other postretirement plan
             items, net of income tax                                  $            243
                                                                       ================

----------
       (1) These accumulated other comprehensive income items are included in the computation of net periodic benefit costs. See Note 11 for further details.

     The components of accumulated other comprehensive income and related tax effects at December 31 were as follows:

                                                                                                      2017              2016
                                                                                                 ---------------   ---------------
        Gross unrealized gains                                                                   $       780,294   $       552,724
        Gross unrealized losses                                                                          (30,545)         (132,948)
        Gross unrealized losses -- OTTI                                                                    4,370             6,640
        Adjustment to deferred policy acquisition costs                                                 (313,521)         (122,927)
        Adjustment to reserves                                                                           (38,300)          (65,540)
        Adjustment to unearned premiums and fees                                                         242,541            73,936
        Adjustment to pension and other postretirement plans                                              (7,208)          (11,634)
                                                                                                 ---------------   ---------------
                                                                                                         637,631           300,251
        Deferred federal income tax expenses                                                            (217,568)          (99,485)
                                                                                                 ---------------   ---------------
        Net accumulated other comprehensive income                                               $       420,063   $       200,766
                                                                                                 ===============   ===============

                                                                     (Continued)

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                 (IN THOUSANDS)

(21) STOCK DIVIDENDS AND CAPITAL CONTRIBUTIONS

     During the year ended December 31, 2017, the Company declared and paid dividends to SFG consisting of cash in the amount of $185,142, and equity securities in the amount of $3,563. The Company declared and paid a dividend to SFG consisting of equity securities in the amount of $2,000 during the year ended December 31, 2016. During the year ended December 31, 2015 there were no dividends declared or paid to SFG.

     Dividend payments by Minnesota Life Insurance Company to its parent cannot exceed the greater of 10% of statutory capital and surplus or the statutory net gain from operations as of the preceding year-end, as well as the timing and amount of dividends paid in the preceding 12 months, without prior approval from the Department of Commerce. Based on these limitations and 2017 statutory results, the maximum amount available for the payment of dividends during 2018 by Minnesota Life Insurance Company without prior regulatory approval is $305,993.

     During 2017, the Company received a capital contribution consisting of real estate, net of deferred taxes and outstanding debt, in the amount of $17,841 from SFG. For the years ended December 31, 2016 and 2015 there were no capital contributions from SFG to the Company.

(22) COMMITMENTS AND CONTINGENCIES

     The Company is involved in various pending or threatened legal proceedings arising out of the normal course of business. In the opinion of management, the ultimate resolution of such litigation will likely not have a material adverse effect on consolidated operations or the financial position of the Company.

     In the normal course of business, the Company seeks to limit its exposure to loss on any single insured and to recover a portion of benefits paid by ceding reinsurance to other insurance companies (reinsurers). To the extent that a reinsurer is unable to meet its obligations under the reinsurance agreement, the Company remains liable. The Company evaluates the financial condition of its reinsurers and monitors concentrations of credit risk to minimize its exposure to significant losses from reinsurer insolvencies. Allowances are established for amounts deemed uncollectible.

     The Company holds TBA securities with extended forward contract dates which represent a future commitment. As of December 31, 2017 and 2016, these securities were reported at fair value of $31,714 and $18,847, respectively.

     The Company has long-term commitments to fund alternative investments and real estate investments totaling $349,988 as of December 31, 2017. The Company estimates that $140,000 of these commitments will be invested in 2018, with the remaining $209,988 invested over the next four years.

     As of December 31, 2017, the Company had committed to originate mortgage loans totaling $277,240 but had not completed the originations.

     As of December 31, 2017, the Company had committed to purchase fixed maturity securities totaling $71,500 but had not completed the purchase transactions.

     Prior to November 29, 2017, the Company had a long-term lease agreement with an affiliated company, Capitol City Property Management, Inc, for building space in downtown St. Paul. Lease expense, net of sub-lease income, for the years ended December 31, 2017, 2016 and 2015 was $7,499, $8,416, and $8,600, respectively. The Company leases space in downtown St. Paul to unaffiliated companies. Commitments to the Company from these agreements are as follows: 2018, $1,593; 2019, $1,452; 2020, $1,255; 2021,
     $901; 2022, $687. Income from these leases was $2,189, $1,912 and $2,151 for the years ended December 31, 2017, 2016 and 2015, respectively and is reported in net investment income on the statements of operations and comprehensive income.

     The Company owns a building in Macon, Georgia, which it partially leases to unaffiliated companies. Income from these leases was $169, 131, and $149 for the years ended December 31, 2017, 2016 and 2015, respectively and is reported in net investment income on the statements of operations and comprehensive income. Commitments to the Company from these agreements are as follows: 2018, $171; 2019, $123; 2020, $103; 2021, $0; 2022, $0.

     The Company also has long-term lease agreements with unaffiliated companies for office facilities and equipment. Minimum gross rental commitments under these leases are as follows: 2018, $2,055; 2019, $3,969; 2020, $4,293;
     2021, $4,109; 2022, $3,790.

                                                                     (Continued)

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                 (IN THOUSANDS)

(22) COMMITMENTS AND CONTINGENCIES (CONTINUED)

     At December 31, 2017, the Company had guaranteed the payment of $34,800 of policyholder dividends and discretionary amounts payable in 2018. The Company has pledged fixed maturity securities, valued at $58,293 to secure this guarantee. Pursuant to the Escrow Trust Account Agreement dated December 13, 1991 between Minnesota Life Insurance Company and Wells Fargo Bank, N.A., the Company pays irrevocable dividends to certain policyholders of the Company. Policyholders may choose the form in which the irrevocable dividend is applied, which include the cash payment of the dividend to the policyholder, using the dividend to purchase additional coverage or to increase the cash value of the policy. The policyholders covered by the Escrow Trust Account Agreement primarily includes owners of certain individual life insurance policies issued by the Company, but does not include all of the dividend-paying insurance policies issued by the Company.

     The Company has a 100% coinsurance agreement for its individual disability line. Under the terms of this agreement, assets supporting the reserves transferred to the reinsurer are held under a trust agreement for the benefit of the Company in the event that the reinsurer is unable to perform its obligations. At December 31, 2017 and 2016, the assets held in trust were $559,417 and $499,416, respectively. These assets are not reflected on the accompanying consolidated balance sheets.

     Occasionally, the Company will occasionally enter into loan guarantees for general agents. Management does not consider an accrual necessary relating to these guarantees.

     In connection with the dissolution of MIMLIC Life Insurance Company, the Company has agreed to guarantee all obligations and liabilities of MIMLIC Life Insurance Company that arise in the normal course of business. Management does not consider an accrual necessary relating to this guarantee.

     In connection with the sale of a subsidiary company in 1997, the Company has guaranteed the adequacy of claim reserves transferred under the agreement for a period of 10 years subsequent to the date of transfer. To the extent that these reserves were over or under provided for, an exchange of the difference is required by the agreement. In 2008, the Company amended the agreement to extend the reserve guarantee by an additional 10 years to December 31, 2017. The settlement will be completed in 2018 and will be immaterial to the Company's consolidated financial position.

     The Company has minimum compensation agreements with certain sales and employee groups, the terms of which expire at various times through 2019. Such agreements, which have been revised from time to time, provide for minimum compensation for these groups. The aggregate future minimum commitment under these agreements at December 31, 2017 and 2016 was approximately $2,968 and $2,325, respectively.

     The Company is contingently liable under state regulatory requirements for possible assessments pertaining to future insolvencies and impairments of unaffiliated insurance companies. The Company records a liability for future guaranty fund assessments based upon known insolvencies, according to data received from the National Organization of Life and Health Insurance Guaranty Association. At December 31, 2017 and 2016, this liability was $1,137 and $1,597, respectively. An asset is recorded for the amount of guaranty fund assessments paid, which can be recovered through future premium tax credits. This asset was $4,224 and $2,344 as of December 31, 2017 and 2015, respectively. These assets are being amortized over a five-year period.

                                                                     (Continued)

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                 (IN THOUSANDS)

(23) STATUTORY ACCOUNTING PRACTICES

     The Company's insurance operations, domiciled in various states, prepare statutory financial statements in accordance with the accounting practices prescribed or permitted by the regulatory authority of the state of domicile. Prescribed statutory accounting practices are those practices that are incorporated directly or by reference in state laws, regulations and general administrative rules applicable to all insurance enterprises domiciled in a particular state. Permitted statutory accounting practices include practices not prescribed by the domiciliary state, but allowed by the domiciliary state regulatory authority. The Company's insurance operations have no material statutory accounting practices that differ from those of the state of domicile or the NAIC accounting practices. See note 21 for discussion of statutory dividend limitations.

     The Company and its insurance company subsidiary are required to meet certain minimum risk-based capital (RBC) requirements, which are imposed by the respective state of domicile. The formulas within the RBC calculation were developed by the NAIC. The RBC requirements were designed to monitor capital adequacy and to raise the level of protection for policyholders. Companies that have an RBC ratio below certain trigger points are required to take specified corrective action. The Company and its insurance company subsidiaries exceeded the minimum RBC requirements for the years ended December 31, 2017, 2016 and 2015.

     The Company's insurance operations are required to file financial statements with state and foreign regulatory authorities. The accounting principles used to prepare these statutory financial statements follow prescribed and permitted accounting principles, which differ from GAAP. On a statutory accounting basis, the Company's insurance operations reported net income of $280,847, $84,001 and $215,860 in 2017, 2016 and 2015,
     respectively. Statutory surplus of these operations was $3,059,956 and $2,971,602 as of December 31, 2017 and 2016, respectively.

(24) SUBSEQUENT EVENTS

     The Company evaluated subsequent events through March 6, 2018, the date these financial statements were issued. There were no material subsequent events that required recognition or further disclosure in the Company's financial statements.

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES
SCHEDULE I - SUMMARY OF INVESTMENTS - OTHER THAN INVESTMENTS IN RELATED PARTIES

                               DECEMBER 31, 2017
                                 (IN THOUSANDS)

                                                                                                                      AS SHOWN
                                                                                                                       ON THE
                                                                                                                    CONSOLIDATED
TYPE OF INVESTMENT                                                              COST (2)            VALUE         BALANCE SHEET (1)
--------------------------------------------------------------------------  ----------------   ----------------   ----------------
Fixed maturity securities
   U.S. government                                                          $        480,172   $        495,440   $        495,440
   Agencies not backed by the full faith and credit of the U.S.
     government                                                                      834,859            868,236            868,236
   Foreign governments                                                                33,421             36,493             36,493
   Public utilities                                                                1,200,965          1,269,626          1,269,626
   Asset-backed securities                                                           576,703            590,077            590,077
   Mortgage-backed securities                                                      3,568,569          3,667,211          3,667,211
   All other corporate fixed maturity securities                                   8,748,302          9,181,422          9,181,422
                                                                            ----------------   ----------------   ----------------
     Total fixed maturity securities                                              15,442,991         16,108,505         16,108,505
                                                                            ----------------   ----------------   ----------------

Equity securities:
   Common stocks:
     Public utilities                                                                 19,162             21,745             21,745
     Banks, trusts and insurance companies                                           125,476            152,845            152,845
     Industrial, miscellaneous and all other                                         222,827            277,893            277,893
   Nonredeemable preferred stocks                                                     88,697             92,284             92,284
                                                                            ----------------   ----------------   ----------------
     Total equity securities                                                         456,162            544,767            544,767
                                                                            ----------------   ----------------   ----------------

Mortgage loans on real estate                                                      3,042,230             xxxxxx          3,042,230
Real Estate                                                                            1,737             xxxxxx              1,737
Policy loans                                                                         474,133             xxxxxx            474,133
Other investments                                                                     73,607             xxxxxx             73,607
Alternative investments                                                              641,322             xxxxxx            641,322
Derivative investments                                                               500,994             xxxxxx            500,994
                                                                            ----------------                      ----------------
     Total                                                                         4,734,023             xxxxxx          4,734,023
                                                                            ----------------                      ----------------

Total investments                                                           $     20,633,176             xxxxxx   $     21,387,295
                                                                            ================                      ================

----------
(1) Fair value for common stocks and fixed maturity securities classified as available-for-sale.
(2) Original cost reduced by impairment write-downs for equity securities and original cost reduced by repayments and impairment write-downs and adjusted for amortization of premiums and accrual of discounts for fixed maturity securities and other investments.

See accompanying independent auditor's report.

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES
               SCHEDULE III - SUPPLEMENTARY INSURANCE INFORMATION
                                 (IN THOUSANDS)

                                                                                  AS OF DECEMBER 31,
                                                    ------------------------------------------------------------------------------
                                                                          FUTURE POLICY
                                                        DEFERRED            BENEFITS,                              OTHER POLICY
                                                         POLICY          LOSSES, CLAIMS                             CLAIMS AND
                                                       ACQUISITION       AND SETTLEMENT          UNEARNED            BENEFITS
SEGMENT                                                   COSTS           EXPENSES (1)         PREMIUMS (2)           PAYABLE
--------------------------------------------------  -----------------   -----------------    -----------------   -----------------
2017:
  Life insurance                                    $       1,075,468   $       9,284,370    $         271,419   $         506,924
  Accident and health insurance                                21,284             554,134               67,861              70,726
  Annuity                                                     260,732           6,767,241                   --                 151
                                                    -----------------   -----------------    -----------------   -----------------
                                                    $       1,357,484   $      16,605,745    $         339,280   $         577,801
                                                    =================   =================    =================   =================

2016:
  Life insurance                                    $       1,118,581   $       7,918,841    $         340,397   $         484,280
  Accident and health insurance                                16,214             580,993               59,077              66,362
  Annuity                                                     232,390           5,378,574                   --                 151
                                                    -----------------   -----------------    -----------------   -----------------
                                                    $       1,367,185   $      13,878,408    $         399,474   $         550,793
                                                    =================   =================    =================   =================

2015:
  Life insurance                                    $       1,065,178   $       7,065,168    $         346,821   $         491,308
  Accident and health insurance                                16,256             604,358               53,903              63,802
  Annuity                                                     216,872           4,992,016                   26                 205
                                                    -----------------   -----------------    -----------------   -----------------
                                                    $       1,298,306   $      12,661,542    $         400,750   $         555,315
                                                    =================   =================    =================   =================

                                                                 FOR THE YEARS ENDED DECEMBER 31,
                                     -----------------------------------------------------------------------------------------
                                                                                       BENEFITS,
                                                                                      OF DEFERRED   AMORTIZATION
                                                         NET        CLAIMS, LOSSES      POLICY          OTHER
                                        PREMIUM       INVESTMENT    AND SETTLEMENT    ACQUISITION     OPERATING       PREMIUMS
SEGMENT                               REVENUE (3)       INCOME       EXPENSES (5)        COSTS        EXPENSES      WRITTEN (4)
-----------------------------------  -------------   ------------   --------------   -------------  -------------   ------------
2017:
  Life insurance                     $   2,377,588   $    528,135   $    2,251,175   $     138,543  $     875,570
  Accident and health insurance            315,053          8,348          118,924          12,987        189,918
  Annuity                                1,617,365        250,199        1,566,522          26,479        212,364
                                     -------------   ------------   --------------   -------------  -------------   ------------
                                     $   4,310,006   $    786,682   $    3,936,621   $     178,009  $   1,277,852   $         --
                                     =============   ============   ==============   =============  =============   ============

2016:
  Life insurance                     $   2,317,090   $    489,971   $    2,230,269   $     159,218  $     893,371
  Accident and health insurance            332,483          9,018          120,944          12,493        188,798
  Annuity                                  528,372        227,187          490,913          38,936        204,595
                                     -------------   ------------   --------------   -------------  -------------   ------------
                                     $   3,177,945   $    726,176   $    2,842,126   $     210,647  $   1,286,764   $         --
                                     =============   ============   ==============   =============  =============   ============

2015:
  Life insurance                     $   2,299,337   $    458,314   $    2,140,844   $     153,963  $     852,632
  Accident and health insurance            339,144          9,391          128,053          11,362        185,157
  Annuity                                  270,420        221,432          246,582          46,720        193,701
                                     -------------   ------------   --------------   -------------  -------------   ------------
                                     $   2,908,901   $    689,137   $    2,515,479   $     212,045  $   1,231,490   $         --
                                     =============   ============   ==============   =============  =============   ============

----------
(1)  Includes policy and contract account balances
(2)  Includes unearned policy and contract fees
(3)  Includes policy and contract fees
(4)  Applies only to property and liability insurance
(5) Includes interest credited to policies and contracts and policyholder dividends

See accompanying independent auditor's report.

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES
                           SCHEDULE IV - REINSURANCE
                  YEARS ENDED DECEMBER 31, 2017, 2016 AND 2015
                                 (IN THOUSANDS)

                                                                                                                  PERCENTAGE
                                                                CEDED TO       ASSUMED FROM                        OF AMOUNT
                                               GROSS             OTHER             OTHER             NET            ASSUMED
                                              AMOUNT           COMPANIES         COMPANIES          AMOUNT          TO NET
                                          ---------------    --------------   ---------------   --------------   -------------
2017: Life insurance in force             $ 1,184,935,463    $  408,503,764   $       765,227   $  777,196,926             0.1%
                                          ===============    ==============   ===============   ==============
      Premiums:
        Life insurance                    $     2,491,277    $      624,487   $         4,742   $    1,871,532             0.3%
        Accident and health insurance             403,337            90,415             2,131          315,053             0.7%
        Annuity                                 1,374,648                --                --        1,374,648             0.0%
                                          ---------------    --------------   ---------------   --------------
          Total premiums                  $     4,269,262    $      714,902   $         6,873   $    3,561,233             0.2%
                                          ===============    ==============   ===============   ==============

2016: Life insurance in force             $ 1,177,857,816    $  424,182,718   $       790,568   $  754,465,666             0.1%
                                          ===============    ==============   ===============   ==============
      Premiums:
        Life insurance                    $     2,444,925    $      623,740   $         5,268   $    1,826,453             0.3%
        Accident and health insurance             410,491            80,966             2,959          332,484             0.9%
        Annuity                                   312,796                --                --          312,796             0.0%
                                          ---------------    --------------   ---------------   --------------
          Total premiums                  $     3,168,212    $      704,706   $         8,227   $    2,471,733             0.3%
                                          ===============    ==============   ===============   ==============

2015: Life insurance in force             $ 1,150,505,390    $  346,303,049   $       838,901   $  805,041,242             0.1%
                                          ===============    ==============   ===============   ==============
      Premiums:
        Life insurance                    $     2,379,144    $      569,017   $         5,889   $    1,816,016             0.3%
        Accident and health insurance             417,503            81,230             2,871          339,144             0.8%
        Annuity                                    65,307                --                --           65,307             0.0%
                                          ---------------    --------------   ---------------   --------------
          Total premiums                  $     2,861,954    $      650,247   $         8,760   $    2,220,467             0.4%
                                          ===============    ==============   ===============   ==============

See accompanying independent auditor's report.

ITEM 24.  FINANCIAL STATEMENTS AND EXHIBITS


(a) Audited Financial Statements of Variable Annuity Account for the year ended December 31, 2017, are included in Part B of this filing and consist of the following:

    1.  Report of Independent Registered Public Accounting Firm.

    2.  Statements of Assets and Liabilities, as of December 31, 2017.

    3.  Statements of Operations, year or period ended December 31, 2017.

    4. Statements of Changes in Net Assets, years or periods ended December 31, 2017 and 2016.

    5.  Notes to Financial Statements.

    Audited Consolidated Financial Statements and Supplementary Schedules of the Depositor, Minnesota Life Insurance Company and subsidiaries, are included in Part B of this filing and consist of the following:

    1. Independent Auditors' Report - Minnesota Life Insurance Company and Subsidiaries.

    2. Consolidated Balance Sheets - Minnesota Life Insurance Company and subsidiaries, as of December 31, 2017 and 2016.

    3. Consolidated Statements of Operations and Comprehensive Income - Minnesota Life Insurance Company and subsidiaries, for the years ended December 31, 2017, 2016 and 2015.

    4. Consolidated Statements of Changes in Equity - Minnesota Life Insurance Company and subsidiaries, for the years ended December 31, 2017, 2016 and 2015.

    5. Consolidated Statements of Cash Flows - Minnesota Life Insurance Company and subsidiaries, for the years ended December 31, 2017, 2016 and 2015.

    6. Notes to Consolidated Financial Statements - Minnesota Life Insurance Company and subsidiaries, for the years ended December 31, 2017, 2016 and 2015.

    7. Schedule I - Summary of Investments-Other than Investments in Related Parties - Minnesota Life Insurance Company and subsidiaries, as of December 31, 2017.

    8. Schedule III - Supplementary Insurance Information - Minnesota Life Insurance Company and subsidiaries, as of and for the years ended December 31, 2017, 2016 and 2015.

    9. Schedule IV - Reinsurance - Minnesota Life Insurance Company and subsidiaries, for the years ended December 31, 2017, 2016 and 2015.

(b) Exhibits

    1. The Resolution of The Minnesota Mutual Life Insurance Company's Executive Committee of its Board of Trustees establishing the Variable Annuity Account previously filed on February 28, 2005 as exhibit 24(c)(1) to Registrant's Form N-4, File Number 333-111067, Post-Effective Amendment Number 1, is hereby incorporated by reference.

    2.  Not applicable.

    3. (a) The Amended and Restated Distribution Agreement between Minnesota Life Insurance Company and Securian Financial Services, Inc, previously filed on April 27, 2009, as exhibit 24(c)(3) to Registrant's Form N-4, File Number 2-97564, Post-Effective Amendment Number 28, is hereby incorporated by reference.

        (b)  The Dealer Selling Agreement previously filed on July 2, 2002 as exhibit 24(c)(3)(b) to Variable Annuity Account's Form N-4, File Number 333-91784, Initial Registration Statement, is hereby incorporated by reference.

        (c) Variable Contract Broker-Dealer Sales Agreement among Minnesota Life Insurance Company, Securian Financial Services, Inc. and Waddell & Reed, Inc. previously filed on April 21, 2006, as exhibit 24(c)(3)(c) to Variable Annuity Account's Form N-4, File Number 333-91784, Post-Effective Amendment Number 12, is hereby incorporated by reference.

    4. (a) The Flexible Payment Deferred Variable Annuity Contract, form 06-70139 previously filed on August 10, 2006 as exhibit 24(c)(4)(a) to Variable Annuity Account's Form N-4, File Number 333-136242, Pre-Effective Amendment Number 1, is hereby incorporated by reference.

        (b) The Premier Death Benefit Rider, form 02-70073 previously filed on July 2, 2002 as exhibit 24(c)(4)(b) to Variable Annuity Account's Form N-4, File Number 333-91784, Initial Registration Statement, is hereby incorporated by reference.

        (c) The Highest Anniversary Value Death Benefit Rider, form 02-70075 previously filed on July 2, 2002 as exhibit 24(c)(4)(c) to Variable Annuity Account's Form N-4, File Number 333-91784, Initial Registration Statement, is hereby incorporated by reference.

        (d) The Endorsement, form MHC-82-9032 previously filed on July 2, 2002 as exhibit 24(c)(4)(e) to Variable Annuity Account's Form N-4, file Number 333-79049, Pre-Effective Amendment Number 1, is hereby incorporated by reference.

        (e) The Annuity Payment Endorsement, form MHC-83-9060 previously filed on May 21, 1999 as exhibit 24(c)(4)(f) to Variable Annuity Account's Form N-4, File Number 333-79049, Pre-Effective Amendment Number 1, is hereby incorporated by reference.

        (f) The Qualified Plan Agreement, form MHC-88-9176 Rev. 8-93 previously filed on May 21, 1999 as exhibit 24(c)(4)(g) to Variable Annuity Account's Form N-4, File Number 333-79049, Pre-Effective Amendment Number 1, is hereby incorporated by reference.

        (g) The Individual Retirement Annuity (IRA) Agreement, SEP, Traditional IRA and Roth-IRA, form MHC-97-9418 previously filed on May 21, 1999 as exhibit 24(c)(4)(h) to Variable Annuity Account's Form N-4, File Number 333-79409, Pre-Effective Amendment Number 1, is hereby incorporated by reference.

        (h) The Individual Retirement Annuity SIMPLE- (IRA) Agreement, form MHC-98-9431 previously filed on May 21, 1999 as exhibit 24(c)(4)(i) to Variable Annuity Account's Form N-4, File Number 333-79049, Pre-Effective Amendment Number 1, is hereby incorporated by reference.

        (i) The Estate Enhancement Benefit Rider, form number 03-70085, previously filed on March 12, 2004 as exhibit 24(c)(4)(k) to

         Variable Annuity Account's Form N-4, File Number 333-111067, Pre-Effective Amendment Number 2, is hereby incorporated by reference.

    (j) The Guaranteed Income Provider Benefit Rider, form number 03-70086 Rev. 8-2003, previously filed on March 12, 2004 as exhibit 24(c)(4)(l) to Variable Annuity Account's Form N-4, File Number 333-111067, Pre-Effective Amendment Number 2, is hereby incorporated by reference.

    (k) The Guaranteed Minimum Withdrawal Benefit Rider, form number 04-70131 previously filed on December 22, 2004 as exhibit 24(c)(4)(o) to Variable Annuity Account's Form N-4, File Number 333-91784, Post-Effective Amendment Number 6, is hereby incorporated by reference.

    (l) The Guaranteed Lifetime Withdrawal Benefit Rider, form number 05-70134 previously filed on July 29, 2005 as exhibit 24(c)(4)(p) to Variable Annuity Account's Form N-4, File Number 333-91784, Post-Effective Amendment Number 10 is hereby incorporated by reference.

    (m) The Guaranteed Lifetime Withdrawal Benefit II - Single Rider, form 07-70149 previously filed as exhibit 24(c)(4)(m) to Variable Annuity Account's Form N-4, File Number 333-136242, Post-Effective Amendment Number 2 is hereby incorporated by reference.

    (n) The Guaranteed Lifetime Withdrawal Benefit II - Joint Rider, form 07-70150 previously filed as exhibit 24(c)(4)(n) to Variable Annuity Account's Form N-4, File Number 333-136242, Post-Effective Amendment Number 2 is hereby incorporated by reference.

    (o) The Guaranteed Minimum Income Benefit Rider, form 09-70165 previously filed as exhibit 24(c)(4)(o) to Variable Annuity Account's Form N-4, File Number 333-136242, Post-Effective Amendment Number 8 is hereby incorporated by reference.

    (p) The Encore Lifetime Income - Single Rider, form 09-70158, previously filed on February 25, 2010 as exhibit 24(b)(4)(p) to Variable Annuity Account's form N-4, File Number 333-136242, Post-Effective Amendment Numbers 11 and 161, is hereby incorporated by reference.

    (q) The Encore Lifetime Income - Joint Rider, form 09-70159, previously filed on February 25, 2010 as exhibit 24(b)(4)(q) to Variable Annuity Account's form N-4, File Number 333-136242, Post-Effective Amendment Numbers 11 and 161, is hereby incorporated by reference.

    (r) The Individual Retirement Annuity Endorsement Traditional and SEP Annuity, form 09-70161, previously filed on February 25, 2010 as exhibit 24(b)(4)(r) to Variable Annuity Account's form N-4, File Number 333-136242, Post-Effective Amendment Numbers 11 and 161, is hereby incorporated by reference.

    (s) The Individual Retirement Annuity Endorsement SIMPLE Annuity, form 09 70163, previously filed on February 25, 2010 as exhibit 24(b)(4)(s) to Variable Annuity Account's form N-4, File Number 333-136242, Post-Effective Amendment Numbers 11 and 161, is hereby incorporated by reference.

    (t) The Individual Retirement Annuity Endorsement Roth Annuity, form 09-70164, previously filed on February 25, 2010 as exhibit 24(b)(4)(t) to Variable Annuity Account's form N-4, File Number 333-136242, Post-Effective Amendment Numbers 11 and 161, is hereby incorporated by reference.

    (u) The Ovation Lifetime Income II - Single Rider, form F.12-70227 previously filed on February 28, 2012 as Exhibit 24(b)(4)(aa) to Variable Annuity Account's Form N-4, File Number 333-91784, Post-Effective Amendment Numbers 29 and 183 is hereby incorporated by reference.

    (v) The Ovation Lifetime Income II - Joint Rider, form F.12-70228 previously filed on February 28, 2012 as Exhibit 24(b)(4)(bb) to Variable Annuity Account's Form N-4, File Number 333-91784, Post-Effective Amendment Numbers 29 and 183 is hereby incorporated by reference.

      (w) Endorsement, form number 14-70265, previously filed on February 26, 2015, as Exhibit 24(b)(4)(y) to Variable Annuity Account's Form N-4, File Number 333-182763, Post-Effective Amendment numbers 9 and 241, is hereby incorporated by reference.

  5. (a) The Variable Annuity Application, form 1CC-70296, previously filed on February 18, 2016 as exhibit 24(b)(5)(a) to Variable Annuity Account's Form N-4, File Number 333-182763, Post-Effective Amendment Numbers 12 and 258 is hereby incorporated by reference.

  6.  Certificate of Incorporation and Bylaws.

      (a) The Restated Certificate of Incorporation previously filed on February 28, 2005 as exhibit 24(c)(6)(a) to Variable Annuity Account's Form N-4, File Number 333-111067, Post-Effective Amendment Number 1, is hereby incorporated by reference.

      (b) The Bylaws of the Depositor previously filed as Exhibit 26(f)(2) to Minnesota Life Variable Life Account's Form N-6, File Number 333-120704, Initial Registration Statement, on November 23, 2004, is hereby incorporated by reference.

  7.  Not applicable.

  8. (a) Participation Agreement among Securian Funds Trust, Advantus Capital Management, Inc. and Minnesota Life Insurance Company, previously filed as Exhibit 26(h)(1)(i) to Minnesota Life Variable Life Account's Form N-6, File Number 33-3233, Post Effective Amendment Number 32, on April 27, 2012, is hereby incorporated by reference.

           (i) Shareholder Information Agreement among Securian Funds Trust and Minnesota Life Insurance Company, previously filed as Exhibit 26(h)(1)(ii) to Minnesota Life Variable Life Account's Form N-6, File Number 33-3233,Post Effective Amendment Number 32, on April 27, 2012, is hereby incorporated by reference.

      (b) Fund Participation Agreement between Janus Aspen Series, Janus Distributors, Inc. and Minnesota Life Insurance Company filed on February 27, 2003 as exhibit 27(h)(2)(i) to Minnesota Life Variable Universal Life Account's Form N-6, File Number 33-85496, Post-Effective Amendment Number 10, is hereby incorporated by reference.

           (i) Addendum Dated May 1, 2000 to Fund Participation Agreement between Janus Aspen Series, Janus Distributors, Inc. and Minnesota Life Insurance Company filed on February 27, 2003 as exhibit 27(h)(2)(ii) to Minnesota Life Variable Universal Life Account's Form N-6, File Number 33-85496, Post-Effective Amendment Number 10, is hereby incorporated by reference.

           (ii) Amendment to Fund Participation Agreement between Janus Aspen Series, Janus Distributors, Inc. and Minnesota Life Insurance Company filed on February 27, 2003 as exhibit 27(h)(2)(iii) to Minnesota Life Variable Universal Life Account's Form N-6, File Number 33-85496, Post-Effective Amendment Number 10, is hereby incorporated by reference.

           (iii) Amendment Dated December 1, 2002 to Fund Participation Agreement between Janus Aspen Series, Janus Distributors, Inc. and Minnesota Life Insurance Company filed on
                  February 27, 2003 as exhibit 27(h)(2)(iv) to Minnesota Life Variable Universal Life Account's Form N-6, File Number 33-85496, Post-Effective Amendment Number 10, is hereby incorporated by reference.

           (iv)   Amendment Dated March 1, 2004 to Fund Participation

                 Agreement between Janus Aspen Series, Janus Distributors LLC and Minnesota Life Insurance Company, filed on
                 April 22, 2005 as Exhibit 26(h)(2)(v) to Minnesota Life Variable Universal Life Account's Form N-6, File
                 Number 33-85496, Post-Effective Amendment Number 14, is hereby incorporated by reference.

         (v) Amendment dated May 1, 2005 to the Fund Participation Agreement between Janus Aspen Series, Janus Distributors LLC and Minnesota Life Insurance Company, previously filed as Exhibit 26(h)(2)(vi) to Minnesota Life Variable Life Account's Form N-6, File Number 33-64395, Post-Effective Amendment Number 13, on April 21, 2006, is hereby incorporated by reference.

         (vi) Amendment Number Two to the Fund Participation Agreement between Janus Aspen Series, Janus Distributors LLC and Minnesota Life Insurance Company filed on December 20, 2006 as exhibit 24(c)(8)(d)(vi) to Variable Annuity Account's Form N-4, File Number 333-136242, Pre-Effective Amendment Number 2, is hereby incorporated by reference.

         (vii) Amendment Number Seven to the Fund Participation Agreement between Janus Aspen Series, Janus Distributors LLC and Minnesota Life Insurance Company, filed on October 4, 2007 as exhibit 24(c)(8)(b)(vii) to Variable Annuity Account's Form N-4, File Number 333-136242, Post-Effective Amendment Number 3, is hereby incorporated by reference.

         (viii) Amendment Number Eight to the Fund Participation Agreement between Janus Aspen Series, Janus Distributors LLC and Minnesota Life Insurance Company, previously filed as
                 Exhibit 26(h)(2)(x) to Minnesota Life Variable Life Account's Form N-6, File Number 33-3233, Post-Effective Amendment Number 36, on April 27, 2015, is hereby incorporated by reference.

    (c) Amended and Restated Participation Agreement among Variable Insurance Products Fund, Fidelity Distributors Corporation and Minnesota Life Insurance Company, filed on April 20, 2007 as
         Exhibit 26(h)(3) to Registrant's Form N-6, File Number 33-85496, Post-Effective Amendment Number 17, is hereby incorporated by reference.

    (d) Fund Shareholder Services Agreement between Minnesota Life Insurance Company and Securian Financial Services, Inc., previously filed as Exhibit 8(d) to Variable Annuity Account's Form N-4, File Number 811-4294, Post-Effective Amendment Number 193, on July 20, 2012, is hereby incorporated by reference.

    (e) Investment Accounting Agreement between Securian Financial Group, Inc. and State Street Bank and Trust Company filed on February 26, 2003 as exhibit 24(c)(8)(v) to Variable Annuity Account's Form N-4, File Number 333-91784, Post-Effective Amendment Number 1, is hereby incorporated by reference.

        (i) First Amendment to Investment Accounting Agreement between Securian Financial Group, Inc. and State Street Bank and Trust Company, previously filed on August 15, 2006 as Exhibit 26(i)(l)(b) to the Securian Life Variable Universal Life Account's Form N-6, File Number 333-132009, Pre-Effective Amendment Number 1, is hereby incorporated by reference.

    (f) Administration Agreement between Securian Financial Group, Inc. and State Street Bank and Trust Company filed on February 26, 2003 as exhibit 24(c)(8)(w) to Variable Annuity Account's Form N-4, File Number 333-91784, Post-Effective Amendment Number 1, is hereby incorporated by reference.

        (i) First Amendment to Administration Agreement between Securian Financial Group, Inc. and State Street Bank and Trust Company, previously filed on August 15, 2006 as Exhibit 26(i)(2)(b) to the Securian Life Variable Universal Life Account's Form N-6, File Number 333-132009, Pre-Effective Amendment Number 1, is hereby incorporated by reference.

    (g) Participation Agreement among Oppenheimer Variable Account Funds, OppenheimerFunds, Inc. and Minnesota Life Insurance Company filed on April 29, 2003 as exhibit 24(c)(8)(x) to Variable Annuity Account's Form N-4, File Number 333-91784, Post-Effective Amendment Number 2, is hereby incorporated by reference.

        (i) Amendment No. 1 to Participation Agreement among Oppenheimer Variable Account Funds, OppenheimerFunds, Inc. and Minnesota Life Insurance Company filed on April 29, 2003 as exhibit 24(c)(8)(x)(i) to Variable Annuity Account's Form N-4, File Number 333-91784, Post-Effective Amendment Number 2, is hereby incorporated by reference.

        (ii) Amendment No. 2 to Participation Agreement among Oppenheimer Variable Account Funds, OppenheimerFunds, Inc. and Minnesota Life Insurance Company filed on April 29, 2003 as exhibit 24(c)(8)(x)(ii) to Variable Annuity Account's Form N-4, File Number 333-91784, Post-Effective Amendment Number 2, is hereby incorporated by reference.

        (iii) Amendment No. 3 to the Participation Agreement among Oppenheimer Variable Accounts Funds, OppenheimerFunds, Inc. and Minnesota Life Insurance Company, previously filed as Exhibit 26(h)(7)(iv) to Minnesota Life Variable Life Account's Form N-6, File Number 33-3233, Post-Effective Amendment Number 23, on April 26, 2005, is hereby incorporated by reference.

        (iv) Amendment No. 4 to Participation Agreement among Oppenheimer Variable Accounts Funds, OppenheimerFunds, Inc. and Minnesota Life Insurance Company, previously filed as Exhibit 26(h)(7)(v) to Minnesota Life Variable Life Account's Form N-6, File Number 33-64395, Post-Effective Amendment Number 13, on April 21, 2006, is hereby incorporated by reference.

        (v) Amendment No. 5 to Participation Agreement among Oppenheimer Variable Accounts Funds, OppenheimerFunds, Inc. and Minnesota Life Insurance Company filed on December 20, 2006 as exhibit 24(c)(8)(k)(v) to Variable Annuity Account's Form N-4, File Number 333-136242, Pre-Effective Amendment Number 2, is hereby incorporated by reference.

        (vi) Amendment No. 6 to Participation Agreement among Oppenheimer Variable Accounts Funds, OppenheimerFunds, Inc. and Minnesota Life Insurance Company, filed on October 4, 2007 as exhibit 24(c)(8)(g)(vi) to Variable Annuity Account's Form N-4, File Number 333-136242, Post-Effective Amendment Number 3, is hereby incorporated by reference.

        (vii) Amendment No. 7 to Participation Agreement by and among Oppenheimer Variable Account Funds, OppenheimerFunds, Inc. and Minnesota Life Insurance Company effective August 1, 2010 previously filed on April 25, 2011 as exhibit 24(c)(8)(g)(vii) to Variable Annuity Account's Form N-4, File Number 333-91784, Post-Effective Amendment Numbers 26 and 171, is hereby incorporated by reference.

        (viii) Amendment No. 8 to Participation Agreement by and among Oppenheimer Variable Account Funds, OppenheimerFunds, Inc. and Minnesota Life Insurance Company, previously filed as Exhibit 26(h)(5)(ix) to Minnesota Life Variable Life Account's Form N-6, File Number 33-3233, Post-Effective Amendment Number 35 on April 25, 2014, is hereby incorporated by reference.

        (ix) Amendment No. 9 to Participation Agreement by and among Oppenheimer Variable Account Funds, OppenheimerFunds, Inc. and Minnesota Life Insurance Company, previously filed as Exhibit 26(h)(5)(x) to Minnesota Life Variable Life Account's Form N-6, File Number 33-3233, Post-Effective Amendment Number 35 on April 25, 2014, is hereby incorporated by reference.

    (h) Participation Agreement among Panorama Series Fund, Inc.,
        OppenheimerFunds, Inc. and Minnesota Life Insurance Company filed on April 29, 2003 as exhibit 24(c)(8)(y) to Minnesota Life Variable Universal Life Account's Form N-4, File Number 333-91784,
        Post-Effective Amendment Number 2, is hereby incorporated by reference.

        (i) Amendment No. 1 to Participation Agreement among Panorama Series Fund Inc., OppenheimerFunds, Inc. and Minnesota Life Insurance Company filed on April 29, 2003 as exhibit 24(c)(8)(y)(i) to Variable Annuity Account's Form N-4, File Number 333-91784, Post-Effective Amendment Number 2, is hereby incorporated by reference.

        (ii) Amendment No. 2 to Participation Agreement among Panorama Series Fund, Inc., OppenheimerFunds, Inc. and Minnesota Life Insurance Company filed on April 29, 2003 as exhibit 24(c)(8)(y)(ii) to Variable Annuity Account's Form N-4, File Number 333-91784, Post-Effective Amendment Number 2, is hereby incorporated by reference.

        (iii) Amendment No. 3 to Participation Agreement among Panorama Series Funds, Inc., OppenheimerFunds, Inc. and Minnesota Life Insurance Company, previously filed as Exhibit 26(h)(8)(iv) to Minnesota Life Variable Life Account's Form N-6, File Number 33-3233, Post-Effective Amendment Number 23, on April 26, 2005, is hereby incorporated by reference.

        (iv) Amendment No. 4 to Participation Agreement among Panorama Series Funds, Inc., OppenheimerFunds, Inc. and Minnesota Life Insurance Company, previously filed as Exhibit 26(h)(8)(v) to Minnesota Life Variable Life Account's Form N-6, File Number 33-64395, Post-Effective Amendment Number 13, on April 21, 2006, is hereby incorporated by reference.

        (v) Amendment No. 5 to Participation Agreement among Panorama Series Funds, Inc., OppenheimerFunds, Inc. and Minnesota Life Insurance Company filed on December 20, 2006 as exhibit 24(c)(8)(l)(v) to Variable Annuity Account's Form N-4, File Number 333-136242, Pre-Effective Amendment Number 2, is hereby incorporated by reference.

        (vi) Amendment No. 6 to the Participation Agreement among Panorama Series Fund, Inc., OppenheimerFunds, Inc. and Minnesota Life Insurance Company, previously filed as Exhibit 26(h)(6)(vii) to Minnesota Life Variable Life Account's Form N-6, File Number 33-3233, Post Effective Amendment Number 34, on
               April 24, 2013, is hereby incorporated by reference.

    (i) Participation Agreement among Putnam Variable Trust, Putnam Retail Management, L.P. and Minnesota Life Insurance Company filed on April 29, 2003 as exhibit 24(c)(8)(z) to Variable Annuity Account's Form N-4, File Number 333-91784, Post-Effective Amendment Number 2, is hereby incorporated by reference.

        (i) Schedule A (as amended May 1, 2003 to Minnesota Life Insurance Company Participation Agreement filed on April 29, 2003 as exhibit 24(c)(8)(z)(i) to Variable Annuity Account's Form N-4, File Number 333-91784, Post-Effective Amendment Number 2, is hereby incorporated by reference.

        (ii) Amendment No. 1 to Participation Agreement among Putnam Variable Trust, Putnam Retail Management, L.P. and Minnesota Life Insurance Company filed on December 20, 2006 as exhibit 24(c)(8)(m)(ii) to Variable Annuity Account's Form N-4, File Number 333-136242, Pre-Effective Amendment Number 2, is hereby incorporated by reference.

        (iii) Amendment No. 2 to the Participation Agreement among Putnam Variable Trust, Putnam Retail Management, L.P. and Minnesota Life Insurance Company filed on December 15, 2008 as exhibit 24(c)(8)(i)(iii) to Variable Annuity Account's Form N-4, File Number 333-91784, Post-Effective Amendment Number 17, is hereby incorporated by reference.

        (iv) Third Amendment to Supplement to Participation Agreement among Putnam Variable Trust, Putnam Retail Management Limited Partnership and Minnesota Life Insurance Company
                previously filed on April 25, 2011 as exhibit
                24(c)(8)(i)(iv) to Variable Annuity Account's Form N-4,
                File Number 333-91784, Post-Effective Amendment Numbers 26 and 171, is hereby incorporated by reference.

         (v) Fourth Amendment to Participation Agreement among Putnam Variable Trust, Putnam Retail Management Limited
                Partnership and Minnesota Life Insurance Company, previously filed on April 27, 2015 as exhibit 24(b)8(h)(v) to Variable Annuity Account's Form N-4, File
                Number 333-182763, Post-Effective Amendment Numbers 10 and 246, is hereby incorporated by reference.

    (j) Participation Agreement by and among AIM Variable Insurance Funds, AIM Distributors, Inc. and Minnesota Life Insurance Company filed on April 30, 2003 as exhibit 27(h)(10)(i) to Minnesota Life Variable Life Account's Form N-6, File
         Number 333-96383, Post-Effective Amendment Number 4, is hereby incorporated by reference.

         (i) Schedule A as amended May 1, 2003 to the Participation Agreement among AIM Variable Insurance Funds, AIM Distributors, Inc. and Minnesota Life Insurance Company filed on April 30, 2003 as exhibit 27(h)(10)(ii) to Minnesota Life Variable Life Account's Form N-6, File Number 333-96383, Post-Effective Amendment Number 4, is hereby incorporated by reference.

         (ii) Amendment No. 1 to the Participation Agreement dated March 4, 2002, by and among AIM Variable Insurance Funds, AIM Distributors, Inc. and Minnesota Life Insurance Company, previously filed as Exhibit 26(h)(10)(iii) to Minnesota Life Variable Life Account's Form N-6, File Number 33-3233, Post-Effective Amendment Number 23, on April 26, 2005, is hereby incorporated by reference.

         (iii) Amendment No. 2 to the Participation Agreement dated March 2, 2002, by and among AIM Variable Insurance Funds, AIM Distributors, Inc. and Minnesota Life Insurance Company, previously filed as Exhibit 26(h)(10)(iv) to Minnesota Life

                Variable Life Account's Form N-6, File Number 33-64395, Post-Effective Amendment Number 13, on April 21, 2006, is hereby incorporated by reference.

         (iv) Amendment No. 3 to Participation Agreement by and among AIM Variable Insurance Funds, AIM Distributors, Inc. and Minnesota Life Insurance Company filed on December 20, 2006 as exhibit 24(c)(8)(n)(iv) to Variable Annuity Account's Form N-4, File Number 333-136242, Pre-Effective Amendment Number 2, is hereby incorporated by reference.

         (v) Amendment No. 4 to Participation Agreement by and among AIM Variable Insurance Funds, A I M Distributors, Inc., Minnesota Life Insurance Company and Securian Financial Services, Inc. effective April 30, 2010 previously filed on April 25, 2011 as exhibit 24(c)(8)(j)(v) to Variable Annuity Account's Form N-4, File Number 333-91784, Post-Effective Amendment Numbers 26 and 171, is hereby incorporated by reference.

    (k) Shareholder Services Agreement among American Century Investment Services, Inc. and Minnesota Life Insurance Company filed on April 30, 2003 as exhibit 27(h)(11) to Minnesota Life Variable Life Account's Form N-6, File Number 333-96383, Post-Effective Amendment Number 4, is hereby incorporated by reference.

         (i) Amendment No. 1 to Shareholder Services Agreement between Minnesota Life Insurance Company and American Century Investments, Inc., previously filed as
                Exhibit 26(h)(11)(ii) to Minnesota Life Variable Life Account's Form N-6, File Number 33-64395, Post-Effective Amendment Number 13, on April 21, 2006, is hereby incorporated by reference.

         (ii) Amendment No. 2 to Shareholder Services Agreement between Minnesota Life Insurance Company and American Century Investment Services, Inc., filed on October 4, 2007 as exhibit 24(c)(8)(k)(ii) to Variable Annuity Account's
                Form N-4, File Number 333-136242, Post-Effective Amendment Number 3, is hereby incorporated by reference.

         (iii) Amendment No. 3 to Shareholder Services Agreement between Minnesota Life Insurance Company and American Century Investment Services, Inc., previously filed as
                Exhibit 26(h)(9)(v) to Minnesota Life Variable Life Account's Form N-6, File Number 33-3233, Post-Effective Amendment Number 36, on April 27, 2015, is hereby incorporated by reference.

         (iv) Amendment No. 4 to Shareholder Services Agreement between Minnesota Life Insurance Company and American Century Investment Services, Inc., previously filed as
                Exhibit 26(h)(9)(vi) to Minnesota Life Variable Life Account's Form N-6, File Number 33-3233, Post-Effective Amendment Number 36, on April 27, 2015, is hereby incorporated by reference.

    (l) Participation Agreement among MFS Variable Insurance Trust, Massachusetts Financial Services Company and Minnesota Life Insurance Company filed on April 30, 2003 as exhibit 27(h)(13)(i) to Minnesota Life Variable Universal Life Account's Form N-6, File Number 333-96383, Post-Effective Amendment Number 4, is hereby incorporated by reference.

         (i) Amendment No. 1 to the Participation Agreement among MFS Variable Insurance Trust, Massachusetts Financial Services Company and Minnesota Life Insurance Company filed on April 30, 2003 as exhibit 27(h)(13)(ii) to Minnesota Life Variable Universal Life Account's Form N-6, File
                Number 333-96383, Post-Effective Amendment Number 4, is hereby incorporated by reference.

      (ii) Amendment No. 2 to the Participation Agreement among MFS Variable Insurance Trust, Massachusetts Financial Services Company and Minnesota Life Insurance Company filed on April 30, 2003 as exhibit 27(h)(13)(iii) to Minnesota Life Variable Universal Life Account's Form N-6, File
              Number 333-96383, Post-Effective Amendment Number 4, is hereby incorporated by reference.

      (iii) Amendment No. 3 to Participation Agreement among MFS Variable Insurance Trust, Massachusetts Financial Services Company and Minnesota Life Insurance Company, previously filed as Exhibit 26(h)(13)(iv) to Minnesota Life Variable Life Account's Form N-6, File Number 33-64395, Post-Effective Amendment Number 13, on April 21, 2006, is hereby incorporated by reference.

      (iv) Amendment No. 4 to Participation Agreement among MFS Variable Insurance Trust, Massachusetts Financial Services Company and Minnesota Life Insurance Company, previously filed as Exhibit 26(h)(13)(v) to Minnesota Life Variable Life Account's Form N-6, File Number 33-64395, Post-Effective Amendment Number 13, on April 21, 2006, is hereby incorporated by reference.

      (v) Letter dated December 7, 2005 amending Participation Agreement among MFS Variable Insurance Trust, Massachusetts Financial Services Company and Minnesota Life Insurance Company, previously filed as Exhibit 26(h)(13)(vi) to Minnesota Life Variable Life Account's Form N-6, File Number 33-64395, Post-Effective Amendment Number 13, on April 21, 2006, is hereby incorporated by reference.

      (vi) Amendment No. 5 to Participation Agreement among MFS Variable Insurance Trust, Massachusetts Financial Services Company and Minnesota Life Insurance Company filed on December 20, 2006 as exhibit 24(c)(8)(p)(vi) to Variable Annuity Account's Form N-4, File Number 333-136242, Pre-Effective Amendment Number 2, is hereby incorporated by reference.

      (vii) Fee letter dated September 1, 2010 referencing the Participation Agreement by and among the MFS Variable Insurance Trust, Minnesota Life Insurance and Massachusetts Financial Services Company previously filed on April 25, 2011 as exhibit 24(c)(8)(l)(vii) to Variable Annuity Account's Form N-4, File Number 333-91784, Post-Effective Amendment Numbers 26 and 171, is hereby incorporated by reference.

      (viii) Amendment No. 6 to Participation Agreement by and among MFS Variable Insurance Trust, Minnesota Life Insurance Company and Massachusetts Financial Services Company effective September 1, 2010 previously filed on April 25, 2011 as exhibit 24(c)(8)(l)(viii) to Variable Annuity Account's Form N-4, File Number 333-91784, Post-Effective Amendment Numbers 26 and 171, is hereby incorporated by reference.

      (ix) Amendment No. 7 to Participation Agreement by and among MFS Variable Insurance Trust, Minnesota Life Insurance Company, and Massachusetts Financial Services Company, previously filed on April 27, 2015 as exhibit 26(h)(6)(xi) to Minnesota Life Individual Variable Universal Life Account's Form N-6, File Number 333-183590, Post-Effective Amendment Number 7, is hereby incorporated by reference.

      (x) Amendment No. 8 to Participation Agreement by and among MFS Variable Insurance Trust, Minnesota Life Insurance Company, and Massachusetts Financial Services Company, previously filed on April 27, 2015 as exhibit 26(h)(6)(xii) to Minnesota Life Individual Variable Universal Life Account's Form N-6, File Number 333-183590, Post-Effective Amendment Number 7, is hereby incorporated by reference.

    (m) Participation Agreement as of May 1, 2000 between Franklin Templeton Variable Insurance Products Trust, Franklin Templeton Distributors, Inc. and Minnesota Life Insurance Company filed on April 30, 2003 as exhibit 27(h)(14)(i) to Minnesota Life Variable Universal Life Account's Form N-6, File Number 333-96383, Post-Effective Amendment Number 4, is hereby incorporated by reference.

         (i) Amendment to Participation Agreement as of May 1, 2000 between Franklin Templeton Variable Insurance Products Trust, Franklin Templeton Distributors, Inc. and Minnesota Life Insurance Company filed on April 30, 2003 as exhibit 27(h)(14)(ii) to Minnesota Life Variable Universal Life Account's Form N-6, File Number 333-96383, Post-Effective Amendment Number 4, is hereby incorporated by reference.

         (ii) Amendment No. 2 to Participation Agreement between Franklin Templeton Variable Insurance Products Trust, Franklin Templeton Distributors, Inc. and Minnesota Life Insurance Company filed on April 30, 2003 as exhibit 27(h)(14)(iii) to Minnesota Life Variable Universal Life Account's Form N-6, File Number 333-96383, Post-Effective Amendment Number 4, is hereby incorporated by reference.

         (iii) Amendment No. 3 to Participation Agreement between Franklin Templeton Variable Insurance Products Trust, Franklin Templeton Distributors, Inc. and Minnesota Life Insurance Company, previously filed as Exhibit 26(h)(14)(iv) to Minnesota Life Variable Life Account's Form N-6, File Number 33-3233, Post-Effective Amendment Number 23, on April 26, 2005, is hereby incorporated by reference.

         (iv) Amendment No. 4 to Participation Agreement among Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., Minnesota Life Insurance Company and Securian Financial Services, Inc., previously filed as Exhibit 26(h)(14)(v) to Minnesota Life Variable Life Account's Form N-6, File Number 33-64395, Post-Effective Amendment Number 13, on April 21, 2006, is hereby incorporated by reference.

         (v) Amendment No. 5 to Participation Agreement among Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., and Minnesota Life Insurance Company filed on December 20, 2006 as exhibit 24(c)(8)(q)(v) to Variable Annuity Account's Form N-4, File Number 333-136242, Pre-Effective Amendment Number 2, is hereby incorporated by reference.

         (vi) Amendment No. 6 to Participation Agreement among Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., and Minnesota Life Insurance Company, filed on October 4, 2007 as exhibit 24(c)(8)(m)(vi) to Variable Annuity Account's Form N-4, File Number 333-136242, Post-Effective Amendment Number 3, is hereby incorporated by reference.

         (vii) Amendment to Participation Agreement by and among Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc. Minnesota Life Insurance Company and Securian Financial Services, Inc. effective August 16, 2010 previously filed on April 25, 2011 as exhibit 24(c)(8)(m)(vii) to Variable Annuity Account's Form N-4, File Number 333-91784, Post-Effective Amendment Numbers 26 and 171, is hereby incorporated by reference.

         (viii) Amendment No. 7 to Participation Agreement dated May 1, 2000 among Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., Minnesota Life Insurance Company, and Securian Financial Services, Inc., previously filed as Exhibit 26(h)(12)(x) to Minnesota Life Variable Life Account's Form N-6, File Number 33-3233, Post Effective Amendment Number 32, on April 27, 2012, is hereby incorporated by reference.

         (ix) Participation Agreement Addendum dated May 1, 2012 among Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., Minnesota Life Insurance Company, and Securian Financial Services, Inc., previously filed as Exhibit 26(h)(12)(xi) to Minnesota Life Variable Life Account's Form N-6, File Number 33-3233, Post Effective Amendment Number 32, on April 27, 2012, is hereby incorporated by reference.

         (x) Amendment No. 8 to Participation Agreement dated May 1, 2000 among Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., Minnesota Life Insurance Company, and Securian Financial Services, Inc., previously filed as Exhibit 26(h)(12)(xii) to Minnesota Life Variable Life Account's Form N-6, File Number 33-3233, Post Effective Amendment Number 34, on April 24, 2013, is hereby incorporated by reference.

         (xi) Amendment No. 10 to Participation Agreement dated May 1, 2000 among Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., Minnesota Life Insurance Company, and Securian Financial Services, Inc., previously filed as Exhibit 26(h)(12)(xiii) to Minnesota Life Variable Life Account's Form N-6, File Number 33-3233, Post Effective Amendment Number 34, on April 24, 2013, is hereby incorporated by reference.

    (n) Waddell & Reed Target Funds, Inc. Participation Agreement, previously filed on February 19, 2004 as exhibit 27(h)(15) to Minnesota Life Variable Universal Life Account's Form N-6, File Number 333-109853, Pre-Effective Amendment Number 1, is hereby incorporated by reference.

         (i) Amendment Number One to the Target Funds Participation Agreement among Minnesota Life Insurance Company, Waddell & Reed, Inc. and W&R Target Funds, Inc., previously filed as
                Exhibit 26(h)(15)(ii) to Minnesota Life Variable Life Account's Form N-6, File Number 33-64395, Post-Effective Amendment Number 13, on April 21, 2006, is hereby incorporated by reference.

         (ii) Second Amendment to the Target Funds Participation Agreement among Minnesota Life Insurance Company, Waddell & Reed, Inc. and W&R Target Funds, Inc., previously filed on February 27, 2009 as Exhibit 24(c)(8)(n)(ii) to Variable Annuity Account's Form N-4, File Number 333-136242, Post-Effective Amendment Number 6, is hereby incorporated by reference.

         (iii) Third Amendment to Target Funds Participation Agreement among Waddell & Reed, Inc., Ivy Funds Variable Insurance Portfolios, and Minnesota Life Insurance Company previously filed on April 25, 2011 as exhibit 24(c)(8)(n)(iii) to Variable Annuity Account's Form N-4, File Number 333-91784, Post-Effective Amendment Numbers 26 and 171, is hereby incorporated by reference.

         (iv) Fourth Amendment to Ivy Funds Variable Insurance Portfolios Participation Agreement (Excludes Products Sold Through W&R Distribution System) among Minnesota Life Insurance Company, Waddell & Reed, Inc., and Ivy Funds Variable Insurance Portfolios, previously filed as Exhibit 26(h)(13)(vi) to Minnesota Life Variable Life Account's Form N-6, File
                Number 33-3233, Post-Effective Amendment Number 35 on
                April 25, 2014, is hereby incorporated by reference.

    (o) Participation Agreement among Van Kampen Life Investment Trust, Van Kampen Funds, Inc., Van Kampen Asset Management, Inc., and Minnesota Life Insurance Company previously filed on April 29, 2003 as Exhibit 24 (c)(8)(z) to Variable Annuity Account's Form N-4, File
         Number 333-91784, Post-Effective Amendment Number 2, is hereby incorporated by reference.

         (i) Amendment Number one to the Agreement between Van Kampen Asset Management, Inc. and Minnesota Life Insurance Company filed on December 20, 2006 as exhibit 24(c)(s)(i) to Variable Annuity Account's Form N-4, File Number 333-136242, Pre-Effective Amendment Number 2, is hereby incorporated by reference.

         (ii) Amendment Number Two to Participation Agreement among Minnesota Life Insurance Company, Van Kampen Life Investment Trust, Van Kampen Funds, Inc. and Van Kampen Asset Management previously filed on April 27, 2010 as exhibit 26(h)(15)(iii) to Minnesota Life Variable Life Account's Form N-6, File Number 33-3233, Post-Effective Amendment Number 30, is hereby incorporated by reference.

    (p) Shareholder Information Agreement between Advantus Series Fund, Inc. and Minnesota Life Insurance Company, filed on April 20, 2007 as
         Exhibit 26(h)(l)(iv) to Registrant's Form N-6, File Number 33-85496, Post-Effective Amendment Number 17 is hereby incorporated by reference.

    (q) Rule 22c-2 Shareholder Information Agreement between Janus Capital Management, LLC, Janus Services LLC, Janus Distributors LLC, Janus Aspen Series and Minnesota Life Insurance Company, filed on April 20, 2007 as Exhibit 26(h)(2)(viii) to Registrant's Form N-6, File
         Number 33-85496, Post-Effective Amendment Number 17, is hereby incorporated by reference.

    (r) Shareholder Information Agreement among Ivy Funds Distributor, Inc., Waddell & Reed, Inc. and Minnesota Life Insurance Company, filed on April 20, 2007 as Exhibit 26(h)(5)(iii) to Registrant's Form N-6, File Number 33-85496, Post-Effective Amendment Number 17, is hereby incorporated by reference.

    (s) Intermediary Agreement Regarding Compliance with SEC Rule 22c-2 between AIM Investment Services, Inc. and Minnesota Life Insurance Company previously filed on September 6, 2007 as exhibit 24(c)(8)(s) to Variable Annuity Account's Form N-4, File Number 333-140230, Pre-Effective Amendment Number 1, is hereby incorporated by reference.

    (t) Shareholder Information Agreement between American Century Investment Services, Inc. and Minnesota Life Insurance Company previously filed on September 6, 2007 as exhibit 24(c)(8)(t) to Variable Annuity Account's Form N-4, File Number 333-140230, Pre-Effective Amendment Number 1, is hereby incorporated by reference.

    (u) Rule 22c-2 Agreement between Franklin Templeton Distributors, Inc. and Minnesota Life Insurance Company previously filed on September 6, 2007 as exhibit 24(c)(8)(u) to Variable Annuity Account's Form N-4, File Number 333-140230, Pre-Effective Amendment Number 1, is hereby incorporated by reference.

    (v) Rule 22c-2 Shareholder Information Agreement between MFS Fund Distributors, Inc. and Minnesota Life Insurance Company previously filed on September 6, 2007 as exhibit 24(c)(8)(v) to Variable Annuity Account's Form N-4, File Number 333-140230, Pre-Effective Amendment Number 1, is hereby incorporated by reference.

    (w) Shareholder Information Agreement Under Rule 22c-2 of the Investment Company Act of 1940 among OppenheimerFunds Services, OppenheimerFunds Distributor, Inc. and Minnesota Life Insurance Company previously filed on September 6, 2007 as exhibit 24(c)(8)(w) to Variable Annuity Account's Form N-4, File Number 333-140230, Pre-Effective Amendment Number 1, is hereby incorporated by reference.

    (x) Rule 22c-2 Agreement among Putnam Fiduciary Trust Company, Putnam Retail Management Limited Partnership and Minnesota Life Insurance Company previously filed on September 6, 2007 as exhibit 24(c)(8)(x) to Variable Annuity Account's Form N-4, File Number 333-140230, Pre-Effective Amendment Number 1, is hereby incorporated by reference.

    (y) Van Kampen Life Investment Trust Shareholder Information Agreement among Van Kampen Funds Inc., Van Kampen Life Investment Trust, and Minnesota Life Insurance Agreement previously filed on September 6, 2007 as exhibit 24(c)(8)(y) to Variable Annuity Account's Form N-4, File Number 333-140230, Pre-Effective Amendment Number 1, is hereby incorporated by reference.

    (z) Participation Agreement among Minnesota Life Insurance Company, Securian Financial Services, Inc., and AllianceBernstein Investments, Inc., filed on October 4, 2007 as exhibit 24(c)(8)(z) to Variable Annuity Account's Form N-4, File Number 333-136242, Post-Effective Amendment Number 3, is hereby incorporated by reference.

         (i) Amendment Number One to Participation Agreement among Minnesota Life Insurance Company, Securian Financial Services, Inc., AllianceBernstein L.P. and AllianceBernstein Investments, Inc. previously filed on April 27, 2010 as exhibit 26(h)(21)(ii) to Minnesota Life Variable Life Account's Form N-6, File Number 33-3233, Post-Effective Amendment Number 30, is hereby incorporated by reference.

           (ii) Amendment Number Two to Participation Agreement among Minnesota Life Insurance Company, Securian Financial Services, Inc., AllianceBernstein L.P., and AllianceBernstein Investments, Inc., previously filed as
                 Exhibit 26(h)(21)(iii) to Minnesota Life Variable Life Account's Form N-6, File Number 33-3233, Post Effective Amendment Number 34, on April 24, 2013, is hereby incorporated by reference.

    (aa) Fund Participation Agreement among Minnesota Life Insurance Company, Financial Investors Variable Insurance Trust, Alps Advisers, Inc. and Alps Distributors, Inc., filed on October 4, 2007 as exhibit 24(c)(8)(aa) to Variable Annuity Account's
          Form N-4, File Number 333-136242, Post-Effective Amendment Number 3, is hereby incorporated by reference.

          (i) Amendment Number One to the Participation Agreement among Minnesota Life Insurance Company, Financial Investors Variable Insurance Trust, ALPS Advisers, Inc. and ALPS Distributors, Inc. previously filed on February 25, 2010 as exhibit 24(b)(8)(aa)(i) to Variable Annuity Account's
                 Form N-4, File Number 333-136242, Post-Effective Amendment Numbers 11 and 161, is hereby incorporated by reference.

          (ii) Amendment Number Two to Participation Agreement among Minnesota Life Insurance Company, Financial Investors Variable Insurance Trust, ALPS Advisors, Inc. and ALPS Distributors, Inc. previously filed on April 27, 2010 as exhibit 26(h)(18)(iii) to Minnesota Life Variable Life Account Form N-6, File Number 33-3233, Post-Effective Amendment Number 30, is hereby incorporated by reference.

          (iii) Amendment Number Three to Participation Agreement among Minnesota Life Insurance Company, Financial Investors Variable Insurance Trust; ALPS Advisors, Inc. and ALPS Distributors, Inc., previously filed as Exhibit 26(h)(18)(iv) to Minnesota Life Variable Life Account's Form N-6, File Number 33-3233, Post-Effective Amendment Number 35 on April 25, 2014, is hereby incorporated by reference.

          (iv) Amendment Number Four to Participation Agreement among Minnesota Life Insurance Company, Financial Investors Variable Insurance Trust, ALPS Advisors, Inc. and ALPS Distributors, Inc., previously filed as Exhibit 26(h)(18)(v) to Minnesota Life Variable Life Account's Form N-6, File Number 33-3233, Post-Effective Amendment Number 35 on April 25, 2014, is hereby incorporated by reference.

          (v) Amendment Number Five to Participation Agreement among Minnesota Life Insurance Company, Financial Investors Variable Insurance Trust, ALPS Advisors, Inc. and ALPS Distributors, Inc., previously filed as Exhibit 26(h)(18)(vi) to Minnesota Life Variable Life Account's Form N-6, File Number 33-3233, Post-Effective Amendment Number 35 on April 25, 2014, is hereby incorporated by reference.

    (bb) Participation Agreement among The Universal Institutional Funds, Inc., Morgan Stanley Distribution, Inc., Morgan Stanley Investment Management Inc., and Minnesota Life Insurance Company, filed on October 4, 2007 as exhibit 24(c)(8)(bb) to Variable Annuity Account's Form N-4, File Number 333-136242, Post-Effective Amendment Number 3, is hereby incorporated by reference.

          (i) Amendment Number One to Participation Agreement among Minnesota Life Insurance Company, The Universal Institutional Funds, Inc., Morgan Stanley Distribution, Inc. and Morgan Stanley Investment Management Inc. previously filed on April 27, 2010 as exhibit 26(h)(17)(ii) to Minnesota Life Variable LIfe Account's Form N-6, File Number 33-3233, Post-Effective Amendment Number 30, is hereby incorporated by reference.

          (ii) Second Amendment to Participation Agreement among Minnesota Life Insurance Company, The Universal Institutional Funds, Inc., Morgan Stanley Distribution, Inc. and Morgan Stanley Investment Management Inc., previously filed on April 27, 2105 as exhibit 24(b)8(y)(ii) to Variable Annuity

                 Account's Form N-4, File Number 333-182763, Post-Effective Amendment Numbers 10 and 246, is hereby incorporated by reference.

          (iii) Third Amendment to Participation Agreement among Minnesota Life Insurance Company, The Universal Institutional Funds, Inc., Morgan Stanley Distribution, Inc. and Morgan Stanley Investment Management Inc., previously filed on April 27, 2015 as exhibit 24(b)8(y)(iii) to Variable Annuity Account's Form N-4,File Number 333-182763, Post-Effective Amendment Numbers 10 and 246, is hereby incorporated by reference.

    (cc) Fund Participation Agreement among Neuberger Berman Advisers Management Trust, Neuberger Berman Management Inc. and Minnesota Life Insurance Company previously filed as exhibit 24(c)(8)(cc) to Variable Annuity Account's Form N-4, File Number 333-136242, Post-Effective Amendment Number 8 is hereby incorporated by reference.

    (dd) Selling Agreement for Advisor Class Shares of PIMCO Variable Insurance Trust between Allianz Global Investors Distributors LLC and Minnesota Life Insurance Company previously filed on April 25, 2011 as exhibit 24(c)(8)(dd) to Variable Annuity Account's
          Form N-4, File Number 333-91784, Post-Effective Amendment
          Numbers 26 and 171, is hereby incorporated by reference.

          (i) Amendment to Selling Agreement between Minnesota Life Insurance Company, and PIMCO Investment LLC, previously filed as Exhibit 26(h)(22)(vi) to Minnesota Life Variable Life Account's Form N-6, File Number 33-3233, Post Effective Amendment Number 34, on April 24, 2013, is hereby incorporated by reference.

    (ee) PIMCO Services Agreement Advisor Class Shares of PIMCO Variable Insurance Trust between Pacific Investment Management Company LLC and Minnesota Life Insurance Company previously filed on April 25, 2011 as exhibit 24(c)(8)(ee) to Variable Annuity Account's
          Form N-4, File Number 333-91784, Post-Effective Amendment
          Numbers 26 and 171, is hereby incorporated by reference.

          (i) Amendment No. 1 to PIMCO Services Agreement for Advisor Class Shares of PIMCO Variable Insurance Trust Effective May 1, 2013, previously filed as Exhibit 26(h)(22)(vii) to Minnesota Life Variable Life Account's Form N-6, File Number 33-3233, Post Effective Amendment Number 34, on April 24, 2013, is hereby incorporated by reference.

    (ff) Participation Agreement among Minnesota Life Insurance Company, PIMCO Variable Insurance Trust and Allianz Global Investors Distributors LLC previously filed on April 25, 2011 as exhibit 24(c)(8)(ff) to Variable Annuity Account's Form N-4, File Number 333-91784, Post-Effective Amendment Number 26 and 171, is hereby incorporated by reference.

          (i) Termination, New Agreements and Amendments Relating to Intermediary Agreements for PIMCO Variable Insurance Trust among Allianz Global Investors Distributors LLC, PIMCO Investments LLC and Minnesota Life Insurance Company,previously filed as Exhibit 26(h)(22)(iv) to Minnesota Life Variable Life Account's Form N-6, File Number 33-3233, Post Effective Amendment Number 32, on April 27, 2012, is hereby incorporated by reference.

          (ii) Amendment to Participation Agreement among Minnesota Life Insurance Company, PIMCO Variable Insurance Trust, and PIMCO Investments LLC, previously filed as Exhibit 26(h)(22)(v) to Minnesota Life Variable Life Account's Form N-6, File Number 33-3233, Post Effective Amendment Number 34, on April 24, 2013, is hereby incorporated by reference.

          (iii) Second Amendment to the Participation Agreement by and among PIMCO Investments LLC, PIMCO Variable Insurance Trust, and Minnesota Life Insurance Company, previously filed on April 27, 2015 as exhibit 26(h)(8)(viii) to Minnesota Life Individual Variable Universal Life Account's Form N-6, File Number 333-183590, Post-Effective Amendment Number 7, is hereby incorporated by reference.

    (gg) Participation Agreement by and between Goldman Sachs Variable Insurance Trust, Goldman, Sachs & Co., and Minnesota Life Insurance Company previously filed on April 25, 2011 as exhibit 24(c)(8)(gg) to Variable Annuity Account's Form N-4, File Number 333-91784, Post-Effective Amendment Numbers 26 and 171, is hereby incorporated by reference.

          (i) Amendment to Participation Agreement between Goldman Sachs Variable Insurance Trust and Minnesota Life Insurance Company previously filed as Exhibit 8(dd)(i) to Variable Annuity Account's Form N-4, File Number 811-4294, Post-Effective Amendment Number 193, on July 20, 2012, is hereby incorporated by reference.

          (ii) Second Amendment to Participation Agreement among Goldman Sachs Variable Insurance Trust, Goldman, Sachs & Co., and Minnesota Life Insurance Company, previously filed as
                 Exhibit 26(h)(23)(v) to Minnesota Life Variable Life Account's Form N-6, File Number 33-3233, Post Effective Amendment Number 34, on April 24, 2013, is hereby incorporated by reference.

          (iii) Third Amendment to Participation Agreement among Goldman Sachs Variable Insurance Trust, Goldman, Sachs & Co., and Minnesota Life Insurance Company, previously filed as
                 Exhibit 26(h)(23)(vi) to Minnesota Life Variable Life Account's Form N-6, File Number 33-3233, Post Effective Amendment Number 34, on April 24, 2013, is hereby incorporated by reference.

    (hh) Administrative Services Agreement between Goldman Sachs Asset Management, L.P. and Minnesota Life Insurance company previously filed on April 25, 2011 as exhibit 24(c)(8)(hh) to Variable Annuity Account's Form N-4, File Number 333-91784, Post-Effective Amendment Numbers 26 and 171, is hereby incorporated by reference.

          (i) Amendment to Administrative Services Agreement Between Goldman Sachs Asset Management, L.P. and Minnesota Life Insurance Company, previously filed as Exhibit 26(h)(23)(vii) to Minnesota Life Variable Life Account's Form N-6, File Number 33-3233, Post Effective Amendment 34, on April 24, 2013, is hereby incorporated by reference.

    (ii) Services Agreement between Goldman, Sachs & Co. and Minnesota Life Insurance Company, previously filed on April 25, 2011 as exhibit 24(c)(8)(ii) to Variable Annuity Account's Form N-4, File Number 333-91784, Post-Effective Amendment Numbers 26 and 171, is hereby incorporated by reference.

    (jj) Fund Participation and Service Agreement among Minnesota Life Insurance Company, American Funds Distributors, Inc., American Funds Service Company, Capital Research and Management Company, and American Funds Insurance Series previously filed on April 25, 2011 as exhibit 24(c)(8)(jj) to Variable Annuity Account's Form N-4, File Number 333-91784, Post-Effective Amendment Numbers 26 and 171, is hereby incorporated by reference.

          (i) Amendment No. 1 to Fund Participation and Service Agreement among Minnesota Life Insurance Company, American Funds Distributors, Inc., American Funds Service Company, Capital Research and Management Company, and American Funds Insurance Series, previously filed as Exhibit 26(h)(24)(iv) to Minnesota Life Variable Life Account's Form N-6, File Number 33-3233, Post-Effective Amendment Number 35 on
                 April 25, 2014, is hereby incorporated by reference.

          (ii) Second Amendment to the Business Agreement by and among Minnesota Life Insurance Company, Securian Financial Services, Inc., American Funds Distributors, Inc., and Capital Research and Management Company, previously filed as
                 Exhibit 26(h)(24)(v) to Minnesota Life Variable Life Account's Form N-6, File Number 33-3233, Post-Effective Amendment Number 36, on April 27, 2015, is hereby incorporated by reference.

    (kk) Business Agreement among Minnesota Life Insurance Company, Securian Financial Services, Inc., American Funds Distributors,

               Inc. and Capital Research and Management Company previously filed on April 25, 2011 as exhibit 24(c)(8)(kk) to Variable Annuity Account's Form N-4, File Number 333-91784,
               Post-Effective Amendment Numbers 26 and 171, is hereby incorporated by reference.

         (ll) American Funds Rule 22c-2 Agreement among American Funds Service Company and Minnesota Life Insurance Company previously filed on April 25, 2011 as exhibit 24(c)(8)(ll) to Variable Annuity Account's Form N-4, File
               Number 333-91784, Post-Effective Amendment Numbers 26 and 171, is hereby incorporated by reference.

         (mm) Distribution and Shareholder Services Agreement dated March 9, 2012 between Northern Lights Variable Trust and Minnesota Life Insurance Company, previously filed on April 27, 2012 as Exhibit 24(c)(8)(mm)to Variable Annuity Account's Form N-4, File Number 333-136242, Post-Effective Amendment Numbers 15 and 192, is hereby reference.

         (nn) Fund Participation Agreement dated March 12, 2012 among Northern Lights Variable Trust, Minnesota Life Insurance Company, Northern Lights Distributors, LLC and ValMark Advisers, Inc., previously filed on April 27, 2012 as
               Exhibit 24(c)(8)(nn) to Variable Annuity Account's Form N-4, File Number 333-136242, Post-Effective Amendment Numbers 15 and 192, is hereby incorporated by reference.

               (i) First Amendment to the Participation Agreement among Northern Lights Variable Trust, Northern Lights Distributors, LLC, Valmark Advisers, Inc., and Minnesota Life Insurance Company dated October 8,
                     2012, previously filed on April 25, 2014 as exhibit 24(c)(8)(kk)(i) to Variable Annuity Account's Form
                     N-4, File Number 333-182763, Post-Effective Amendment Numbers 5 and 226, is hereby incorporated by reference.

               (ii) Second Amendment to the Participation Agreement among Northern Lights Variable Trust, Northern Lights Distributors, LLC, ValMark Advisers, Inc., and Minnesota Life Insurance Company dated March 12, 2012 as authorized November 5, 2013, previously filed on April 25, 2014 as exhibit 24(c)(8)(kk)(ii) to Variable Annuity Account's Form N-4, File Number 333-182763, Post-Effective Amendment Numbers 5 and 226, is hereby incorporated by reference.

         (oo) Participation Agreement among Minnesota Life Insurance Company, Legg Mason Partners Variable Equity Trust, Legg Mason Partners Fund Adviser, LLC and Legg Mason Investor Services, LLC., previously filed on April 27, 2015 as exhibit 24(b)8(mm) to Variable Annuity Account's Form N-4, File Number 333-182763, Post-Effective Amendment Numbers 10 and 246, is hereby incorporated by reference.

         (pp) Administrative Services Agreement between Minnesota Life Insurance Company and Legg Mason Investor Services, LLC., previously filed on April 27, 2015 as exhibit 24(b)8(nn) to Variable Annuity Account's Form N-4, File Number 333-182763, Post-Effective Amendment Numbers 10 and 246, is hereby incorporated by reference.

    9.   Opinion and consent of Michael P. Boyle, Esq.

    10.  Opinion and consent of KPMG LLP.

    11.  Not applicable.

    12.  Not applicable.

    13. Minnesota Life Insurance Company Power of Attorney to sign Registration Statements.

Item 25. Directors and Officers of the Minnesota Life Insurance Company



NAME AND PRINCIPAL                        POSITION AND OFFICES
BUSINESS ADDRESS                          WITH MINNESOTA LIFE
------------------                        ------------------------------------
Barbara A. Baumann                        Vice President, Service and
Minnesota Life Insurance Company          Operations
400 Robert Street North
St. Paul, MN 55101

Michael P. Boyle                          Second Vice President
Minnesota Life Insurance Company
400 Robert Street North
St. Paul, MN 55101

Mary K. Brainerd                          Director
1823 Park Avenue
Mahtomedi, MN 55115

John W. Castro                            Director
898 Glouchester Street
Boca Raton, FL 33487-3212

Gary R. Christensen                       Director, Attorney-In-Fact, Senior
Minnesota Life Insurance Company          Vice President, General Counsel and
400 Robert Street North                   Secretary
St. Paul, MN 55101

Susan L. Ebertz                           Vice President
Minnesota Life Insurance Company
400 Robert Street North
St. Paul, MN 55101

Robert J. Ehren                           Senior Vice President
Minnesota Life Insurance Company
400 Robert Street North
St. Paul, MN 55101

Craig J. Frisvold                         Vice President
Minnesota Life Insurance Company
400 Robert Street North
St. Paul, MN 55101

Sara H. Gavin                             Director
President, North America Weber Shandwick
510 Marquette Ave
13F
Minneapolis, MN 55402

Eric B. Goodman                           Director
101 North 7/th/ Street
Suite 202
Louisville, KY 40202

Christopher M. Hilger             Director, Chairman of the Board,
Minnesota Life Insurance Company  President and CEO
400 Robert Street North
St. Paul, MN 55101

John H. Hooley                    Director
4623 McDonald Drive Overlook
Stillwater, MN 55082

Suzette L. Huovinen               Vice President, Chief Actuary and
Minnesota Life Insurance Company  Chief Risk Officer
400 Robert Street North
St. Paul, MN 55101

Daniel H. Kruse                   Vice President
Minnesota Life Insurance Company
400 Robert Street North
St. Paul, MN 55101

David J. LePlavy                  Senior Vice President, Treasurer and
Minnesota Life Insurance Company  Controller
400 Robert Street North
St. Paul, MN 55101

Andrea L. Mack                    Second Vice President, Individual
Minnesota Life Insurance Company  Product Solutions Group
400 Robert Street North
St. Paul, MN 55101

Susan Munson-Regala               Second Vice President and Actuary
Minnesota Life Insurance Company
400 Robert Street North
St. Paul, MN 55101

Kathleen L. Pinkett               Senior Vice President
Minnesota Life Insurance Company
400 Robert Street North
St. Paul, MN 55101

Daniel P. Preiner                 Second Vice President and Corporate
Minnesota Life Insurance Company  Compliance Officer
400 Robert Street North
St. Paul, MN 55101

Trudy A. Rautio                   Director
5000 France Avenue
South #23
Edina, MN 55410-2060

Robert L. Senkler                 Director
557 Portsmouth Court
Naples, FL 34110

Bruce P. Shay                     Director and Executive Vice President
Minnesota Life Insurance Company
400 Robert Street North
St. Paul, MN 55101

John A. Yaggy                     Second Vice President and Assistant
Minnesota Life Insurance Company  Controller
400 Robert Street North
St. Paul, MN 55101

Warren J. Zaccaro                 Director, Executive Vice President
Minnesota Life Insurance Company  and Chief Financial Officer
400 Robert Street North
St. Paul, MN 55101

Item 26. Persons Controlled by or under common control with the Depositor or Registrant

Wholly-owned subsidiary of Minnesota Mutual Companies, Inc.:

   .   Securian Holding Company (Delaware)

Wholly-owned subsidiaries of Securian Holding Company:

   .   Robert Street Property Management, Inc.
   .   Securian Financial Group, Inc. (Delaware)

Wholly-owned subsidiaries of Securian Financial Group, Inc.:

   .   Securian Asset Management, Inc.
   .   Lowertown Capital, LLC
   .   Minnesota Life Insurance Company
   .   OCHS, Inc.
   .   Securian Casualty Company
   .   Securian Financial Services, Inc.
   .   Securian Holding Company Canada, Inc. (British Columbia, Canada)
   .   Securian Ventures, Inc.

Wholly-owned subsidiaries of Minnesota Life Insurance Company:

   .   Allied Solutions, LLC (Indiana)
   .   American Modern Life Insurance Company (Ohio)



   .   Marketview Properties, LLC
   .   Marketview Properties II, LLC
   .   Marketview Properties III, LLC
   .   Marketview Properties IV, LLC
   .   Oakleaf Service Corporation
   .   Securian AAM Holdings, LLC (Delaware)
   .   Securian Life Insurance Company

Majority-owned subsidiary of Securian AAM Holdings, LLC:

   .   Asset Allocation & Management Company, L.L.C. (Delaware)

Wholly-owned subsidiary of American Modern Life Insurance Company:

   .   Southern Pioneer Life Insurance Company (Arkansas)

Wholly-owned subsidiary of Securian Holdings Company Canada, Inc. (British Columbia, Canada):

   .   Securian Canada, Inc. (British Columbia, Canada)

Wholly-owned subsidiary of Securian Canada, Inc. (British Columbia, Canada):

   .   Canadian Premier Life Insurance Company (Ontario, Canada)
   .   CRI Canada Ltd. (British Columbia, Canada)
   .   Legacy General Insurance Company (Ontario, Canada)
   .   Selient, Inc. (Ontario, Canada)

Open-end registered investment company offering shares to separate accounts of Minnesota Life Insurance Company and Securian Life Insurance Company:

   .   Securian Funds Trust

Majority-owned subsidiary of Securian Financial Group, Inc.:

   .   Securian Trust Company, N.A.

Fifty percent-owned subsidiary of Minnesota Life Insurance Company:

   .   CRI Securities, LLC

Unless indicated otherwise parenthetically, each of the above corporations is a Minnesota corporation.

ITEM 27. NUMBER OF CONTRACT OWNERS


As of April 2, 2018 the number of holders of securities of this class were as follows:



                                 Number of
Title of Class                Record Holders
--------------                --------------
Variable Annuity                   442
Contracts-MultiOption Legend


ITEM 28. INDEMNIFICATION

The State of Minnesota has an indemnification statute (Minnesota Statutes 300.083), as amended, effective January 1, 1984, which requires indemnification of individuals only under the circumstances described by the statute. Expenses incurred in the defense of any action, including attorneys' fees, may be advanced to the individual after written request by the board of directors upon receiving an undertaking from the individual to repay any amount advanced unless it is ultimately determined that he or she is entitled to be indemnified by the corporation as authorized by the statute and after a determination that the facts then known to those making the determination would not preclude indemnification.

Indemnification is required for persons made a part to a proceeding by reason of their official capacity so long as they acted in good faith, received no improper personal benefit and have not been indemnified by another organization. In the case of a criminal proceeding, they must also have had no reasonable cause to believe the conduct was unlawful. In respect to other acts arising out of official capacity: (1) where the person is acting directly for the corporation there must be a reasonable belief by the person that his or her conduct was in the best interests of the corporation or, (2) where the person is serving another organization or plan at the request of the corporation, the person must have reasonably believed that his or her conduct was not opposed to the best interests of the corporation. In the case of persons not directors, officers or policy-making employees, determination of eligibility for indemnification may be made by a board-appointed committee of which a director is a member. For other employees, directors and officers, the determination of eligibility is made by the Board or a committee of the Board, special legal counsel, the shareholder of the corporation or pursuant to a judicial proceeding.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of Minnesota Life Insurance Company and Variable Annuity Account pursuant to the foregoing provisions, or otherwise, Minnesota Life Insurance Company and Variable Annuity Account have been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Minnesota Life Insurance Company and Variable Annuity Account of expenses incurred or paid by a director, officer or controlling person of Minnesota Life Insurance Company and Variable Annuity Account in the successful defense of any action, suit or proceeding) is asserted by such director, officer of controlling person in connection with the securities being registered, Minnesota Life Insurance Company and Variable Annuity Account will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.


Item 29. Principal Underwriters

    (a)Securian Financial Services, Inc. currently acts as a principal underwriter for the following investment companies:

      .   Minnesota Life Individual Variable Universal Life Account
      .   Minnesota Life Variable Universal Life Account
      .   Minnesota Life Variable Life Account
      .   Securian Life Variable Universal Life Account
      .   Variable Annuity Account
      .   Variable Fund D

    (b)Directors and Officers of Securian Financial Services, Inc.:



NAME AND PRINCIPAL
BUSINESS ADDRESS                     POSITIONS AND OFFICES WITH UNDERWRITER
------------------                   -----------------------------------------
George I. Connolly                   President, Chief Executive Officer and
Securian Financial Services, Inc.    Director
400 Robert Street North
St. Paul, MN 55101

Gary R. Christensen                  Director
Minnesota Life Insurance Company
400 Robert Street North
St. Paul, MN 55101

Warren J. Zaccaro                    Director
Minnesota Life Insurance Company
400 Robert Street North
St. Paul, MN 55101

Jeffrey D. McGrath                   Vice President
Securian Financial Services, Inc.
400 Robert Street North
St. Paul, MN 55101

Kimberly K. Carpenter                Senior Vice President - Chief Compliance
Securian Financial Services, Inc.    Officer and Anti-Money Laundering
400 Robert Street North              Compliance Officer
St. Paul, MN 55101

Kjirsten G. Zellmer                  Vice President, Strategy & Business
Securian Financial Services, Inc.    Operations
400 Robert Street North
St. Paul, MN 55101





     (c) All commissions and other compensation received by each principal underwriter, directly or indirectly, from the Registrant during the Registrant's last fiscal year:


 Name of              Net Underwriting Compensation on
 Principal             Discounts and    Redemption or   Brokerage     Other
 Underwriter            Commissions     Annuitization  Commissions Compensation
 -----------          ---------------- --------------- ----------- ------------
 Securian Financial,
    Services Inc.     $    31,245,769        --        --          --


ITEM 30. LOCATION OF ACCOUNTS AND RECORDS

The accounts, books and other documents required to be maintained by
Section 31(a) of the 1940 Act and the Rules promulgated thereunder are in the physical possession of Minnesota Life Insurance Company, St. Paul, Minnesota 55101-2098.

ITEM 31. MANAGEMENT SERVICES

None.

ITEM 32. UNDERTAKINGS

     (a) Minnesota Life Insurance Company hereby represents that it will file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

     (b) Minnesota Life Insurance Company hereby represents that it will include as part of the prospectus, a toll-free number and a written communication included within the prospectus, that allows an applicant to call or write to request a Statement of Additional Information.

     (c) Minnesota Life Insurance Company hereby represents that it will deliver any Statement of Additional Information and any financial statements required to be made available under this form promptly upon written or oral request.

     (d) Minnesota Life Insurance Company hereby represents that, as to the variable annuity contract which is the subject of this Registration Statement, the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Minnesota Life Insurance Company.

                                  SIGNATURES


As required by the Securities Act of 1933 and the Investment Company Act of 1940 the Registrant, Variable Annuity Account certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and that it has caused this Registration Statement to be signed on its behalf in the City of St. Paul and the State of Minnesota on the 26th day of April, 2018.



                                       VARIABLE ANNUITY ACCOUNT
                                       (Registrant)

                                       By: MINNESOTA LIFE INSURANCE COMPANY
                                           (Depositor)

                                       By  /s/ Christopher M. Hilger
                                           -------------------------------------
                                           Christopher M. Hilger
                                           Chairman of the Board
                                           President and Chief Executive Officer



As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Depositor, Minnesota Life Insurance Company certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and that it has caused this Registration Statement to be signed on its behalf in the City of Saint Paul, and the State of Minnesota, on the 26th day of April, 2018.




                                       MINNESOTA LIFE INSURANCE COMPANY

                                       By  /s/ Christopher M. Hilger
                                           -------------------------------------
                                           Christopher M. Hilger
                                           Chairman of the Board
                                           President and Chief Executive Officer


As required by the Securities Act of 1933, this Registration Statement has been signed below by the following persons in their capacities with the Depositor and on the date indicated.


Signature                            Title                   Date
---------                 -----------------------------  --------------
/s/ Christopher M. Hilger Chairman of the Board          April 26, 2018
------------------------- President and Chief Executive
 Christopher M. Hilger    Officer

*                         Director
-------------------------
 Robert L. Senkler

*                         Director
-------------------------
 Mary K. Brainerd

*                         Director
-------------------------
 John W. Castro

*                         Director
-------------------------
 Gary R. Christensen

------------------------  Director
Sara H. Gavin

*                         Director
------------------------
Eric B. Goodman

*                         Director
------------------------
John H. Hooley

*                         Director
------------------------
Trudy A. Rautio

*                         Director
------------------------
Bruce P. Shay

*                         Director
------------------------
Warren J. Zaccaro

/s/ Warren J. Zaccaro     Executive Vice President and Chief    April 26, 2018
------------------------  Financial Officer (chief financial
Warren J. Zaccaro         officer)

/s/ Warren J. Zaccaro     Executive Vice President and Chief    April 26, 2018
------------------------  Financial Officer (chief accounting
Warren J. Zaccaro         officer)

/s/ David J. LePlavy      Senior Vice President, Treasurer and  April 26, 2018
------------------------  Controller (treasurer)
David J. LePlavy

/s/ Gary R. Christensen   Director, Attorney-in-Fact, Senior    April 26, 2018
------------------------  Vice President, General Counsel
Gary R. Christensen       and Secretary



* Pursuant to power of attorney dated October 16, 2017, a copy of which is filed herewith.

                                 EXHIBIT INDEX

EXHIBIT NUMBER                      DESCRIPTION OF EXHIBIT
--------------   -------------------------------------------------------------
9.               Opinion and consent of Michael P. Boyle, Esq.

10.              Opinion and consent of KPMG LLP.

13. Minnesota Life Insurance Company Power of Attorney to sign Registration Statements.